UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 35.0%
Bank Loans(a) – 18.5%
Automotive(b) – 2.3%
American Axle & Manufacturing, Inc. (BB/Ba2)(1M LIBOR + 2.250%)
$1,353,403	3.620%	04/06/24	$ 1,357,639
Navistar International Corp. (NR/NR)(1M LIBOR + 3.500%)
3,853,261	4.900	11/01/24	3,864,089

			5,221,728

Building Materials(b) – 0.3%
Builders FirstSource, Inc. (B+/B3)(3M LIBOR + 3.000%)
790,019	4.693	02/29/24	792,610

Chemicals(b) – 0.3%
Kraton Polymers LLC (BB-/Ba3)(1M LIBOR + 3.000%)
200,376	4.569	01/06/22	202,275
Tronox Blocked Borrower LLC (BB-/Ba3)(3M LIBOR + 3.000%)
153,581	4.693	09/22/24	154,459
Tronox Finance LLC (BB-/Ba3)(1M LIBOR + 3.000%)
354,419	4.693	09/22/24	356,442

			713,176

Commercial Services(b) – 0.4%
Monitronics International, Inc. (B-/B2)(3M LIBOR + 5.500%)
904,861	7.193	09/30/22	895,813

Communications – Entertainment(b) – 0.5%
Univision Communications, Inc. (BB-/B2)(1M LIBOR + 2.750%)
1,051,300	4.319	03/15/24	1,047,211

Construction Machinery(b) – 0.4%
Accudyne Industries LLC (B/B3)(3M LIBOR + 3.750%)
845,759	5.319	08/02/24	851,181

Consumer Cyclical Services(b) – 0.9%
TKC Holdings, Inc. (B/B2)(2M LIBOR + 4.250%)
2,028,805	5.673	02/01/23	2,042,114

Diversified Financial services(b) – 0.2%
Tecomet, Inc. (B/B2)(3M LIBOR + 3.750%)
509,440	5.131	05/01/24	513,898

Diversified Telecommunication(b) – 0.8%
Telesat Canada (BB-/Ba3)(1M LIBOR + 3.000%)
1,860,902	4.700	11/17/23	1,866,131

Electric(b) – 0.7%
Talen Energy Supply LLC (BB/Ba1)(1M LIBOR + 4.000%)
1,538,088	5.569	04/15/24	1,547,378

Environmental(b) – 0.5%
Core & Main LP (B+/B2)(6M LIBOR + 3.000%)
1,250,000	4.455	08/01/24	1,258,600

Food & Beverage(b) – 0.7%
Dole Food Company, Inc. (B-/B1)(1M LIBOR + 2.750%)
1,712,618	4.253	04/06/24	1,715,718

Food & Drug Retailers(b) – 0.2%
BJ’s Wholesale Club, Inc. (B-/B3)(1M LIBOR + 3.750%)
550,620	4.953	02/03/24	541,331

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Health Care - Services(b) – 1.3%
ATI Holdings Acquisition, Inc. (B/B1)(c) (3M LIBOR + 3.500%)
$318,155	4.847%	05/10/23	$ 320,541
Change Healthcare Holdings, Inc. (B+/Ba3) (1M LIBOR + 2.750%)
511,292	4.319	03/01/24	511,998
Envision Healthcare Corp. (BB-/Ba3)(1M LIBOR + 3.000%)
1,233,191	4.570	12/01/23	1,235,756
Greenway Health LLC (B/B3) (c) (3M LIBOR + 4.250%)
1,025,720	5.940	02/14/24	1,028,284

			3,096,579

Household Products(b) – 0.2%
AI Aqua Merger Sub, Inc. (B/B2)(1M LIBOR + 3.500%)
409,000	5.069	12/13/23	411,045

Life Insurance(b) – 0.1%
Acrisure LLC (NR/NR)(2M LIBOR + 4.250%)
191,185	5.647	11/22/23	192,858

Media - Non Cable – 1.3%
CBS Radio, Inc. (BB-/Ba3)(3M LIBOR + 2.750%)
1,166,698	4.172	11/17/24	1,172,041
Sinclair Television Group, Inc. (NR/NR)
1,885,000	2.750	05/10/24	1,881,475

			3,053,516

Media-Cable(b) (c) – 0.2%
Cable One, Inc. (BBB-/Ba2)(2M LIBOR + 2.250%)
367,155	3.950	05/01/24	368,073

Media-Entertainment(b) – 0.3%
Lions Gate Entertainment Corp. (NR/NR)(1M LIBOR + 2.250%)
768,636	3.819	12/08/23	768,875

Packaging(b) – 1.1%
BWAY Holding Co. (B-/B2)(1M LIBOR + 3.250%)
2,637,720	4.599	04/03/24	2,647,137

Restaurant(b) – 1.6%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)(3M LIBOR + 2.250%)
3,790,437	3.250	02/16/24	3,788,390

Retailers(b) – 0.6%
JC Penney Corp., Inc. (BB-/Ba2)(3M LIBOR + 4.250%)
1,458,685	5.729	06/23/23	1,360,223

Technolgy - Software(b) – 0.8%
Kronos, Inc. (B/B2)(3M LIBOR + 3.500%)
695,983	4.903	11/01/23	700,291
Peak 10, Inc. (NR/NR)(3M LIBOR + 3.500%)
1,033,410	5.193	08/01/24	1,031,798

			1,732,089

Telecommunications - Wireless(b) – 1.1%
Sprint Communications, Inc. (BB-/Ba2)(1M LIBOR + 2.500%)
2,493,852	4.125	02/02/24	2,491,981

Telecommunications-Wirelines(b) – 1.7%
CenturyLink, Inc. (BBB-/Ba3)(1M LIBOR + 2.750%)
550,171	4.319	01/31/25	530,057

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Telecommunications-Wirelines(b) – (continued)
Frontier Communications Corp. (NR/NR)(1M LIBOR + 3.750%)
$2,746,577	5.320%	06/15/24	$ 2,629,847
Windstream Corp. (BB-/B2)(1M LIBOR + 4.000%)
766,316	5.500	03/29/21	717,624

			3,877,528

TOTAL BANK LOANS			$ 42,795,183

Other Secured Debt Obligation – 16.5%
Auto Components(d)(e) – 0.4%
Mclaren Finance PLC (B/(P)B2)
$809,000	5.750%	08/01/22	$ 824,905

Commercial Services(d)(e) – 1.5%
The Hertz Corp. (BB-/B1)
3,246,000	7.625	06/01/22	3,416,415

Consumer Cyclical Services(d) – 1.5%
APX Group, Inc. (B-/B1)
3,338,000	7.875	12/01/22	3,575,832

Diversified Financial services(d)(e) – 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc. (B-/NR)
333,000	6.750	06/15/22	349,650

Health Care - Services – 2.4%
CHS/Community Health Systems, Inc. (B+/Ba3)(d)
2,786,000	6.250	03/31/23	2,507,400
HCA, Inc. (BBB-/Ba1)
1,858,000	5.875	03/15/22	1,990,382
Tenet Healthcare Corp. (BB-/Ba3)(d)(e)
1,212,000	4.625	07/15/24	1,180,185

			5,677,967

Media - Cable(d)(e) – 3.6%
Altice US Finance I Corp. (BB/Ba3)
2,587,000	5.500	05/15/26	2,629,039
SFR Group SA (B+/B1)
1,782,000	6.000	05/15/22	1,804,275
Ziggo Secured Finance BV (BB-/B1)
3,842,000	5.500	01/15/27	3,808,382

			8,241,696

Media - Non Cable(d)(e) – 0.9%
Univision Communications, Inc. (BB-/B2)
602,000	5.125	05/15/23	602,000
1,623,000	5.125	02/15/25	1,582,425

			2,184,425

Oil Field Service(d)(e) – 1.0%
Transocean Proteus Ltd. (BB-/NR)
2,233,800	6.250	12/01/24	2,339,906

Packaging(d)(e) – 0.5%
BWAY Holding Co. (B-/B2)
520,000	5.500	04/15/24	542,100

Principal Amount	Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Packaging(d)(e) – (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)
$630,000	5.125%		07/15/23	$ 648,900

				1,191,000

Pipelines(d) – 2.7%
Cheniere Corpus Christi Holdings LLC (BB-/Ba3)
3,590,000	5.125		06/30/27	3,713,496
Cheniere Energy Partners LP (BB/Ba2)(e)
2,441,000	5.250		10/01/25	2,489,820

				6,203,316

Retailing(d)(e) – 0.9%
PetSmart, Inc. (CCC+/Ba3)
2,763,000	5.875		06/01/25	2,113,695

Telecommunications - Wireless – 1.0%
Hughes Satellite Systems Corp. (BBB-/Ba2)
1,710,000	5.250		08/01/26	1,744,200
Wind Tre SpA (BB-/B1)(d)(e)
495,000	5.000		01/20/26	470,250

				2,214,450

TOTAL OTHER SECURED DEBT OBLIGATION				$ 38,333,257

TOTAL SECURED DEBT OBLIGATIONS (Cost $81,930,721)				$ 81,128,440

Unsecured Debt Obligations – 46.4%
Aerospace(d)(e) – 2.0%
DAE Funding LLC (BB/Ba3)
$1,217,000	4.500%		08/01/22	$ 1,195,703
3,579,000	5.000		08/01/24	3,520,841

				4,716,544

Aerospace & Defense – 5.3%
Bombardier, Inc. (B-/Caa1)(e)
3,149,000	6.000	(d)	10/15/22	3,086,020
4,228,000	6.125		01/15/23	4,154,010
1,211,000	7.500	(d)	12/01/24	1,229,165
TransDigm, Inc. (B-/B3)(d)
1,489,000	6.375		06/15/26	1,509,474
Triumph Group, Inc. (B-/B3)(d)
1,530,000	4.875		04/01/21	1,501,312
759,000	5.250		06/01/22	742,871

				12,222,852

Automotive – 5.9%
Adient Global Holdings Ltd. (BB/Ba3)(d)(e)
2,271,000	4.875		08/15/26	2,333,452
Allison Transmission, Inc. (NR/Ba3)(d)(e)
1,611,000	4.750		10/01/27	1,623,083
Cooper-Standard Automotive, Inc. (B+/B2)(d)(e)
2,576,000	5.625		11/15/26	2,640,400
Dana, Inc. (BB/B1)(d)
434,000	6.000		09/15/23	452,988
Delphi Technologies PLC (BB/B1)(e)
1,326,000	5.000		10/01/25	1,342,808
Navistar International Corp. (CCC+/Caa1)(d)(e)
1,457,000	6.625		11/01/25	1,522,565
Tesla, Inc. (B-/B3)(d)(e)
3,924,000	5.300		08/15/25	3,757,230

				13,672,526

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Biotechnology(d)(e) – 0.0%
Concordia International Corp. (D/C)
$955,000	7.000%	04/15/23	$ 83,563

Chemicals(d)(e) – 1.5%
NOVA Chemicals Corp. (BB+/Ba2)
438,000	5.250	08/01/23	451,140
1,003,000	4.875	06/01/24	1,001,746
Platform Specialty Products Corp. (B+/Caa1)
2,060,000	5.875	12/01/25	2,044,550

			3,497,436

Commercial Services(d)(e) – 0.3%
Booz Allen Hamilton, Inc. (B+/B1)
665,000	5.125	05/01/25	666,663

Computers(d) – 0.3%
Seagate HDD Cayman (BB+/Baa3)
706,000	4.875	06/01/27	675,056

Diversified Financial Services – 2.8%
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B/B1)(d)(e)
472,000	7.500	04/15/21	488,520
1,096,000	6.875	04/15/22	1,109,700
Navient Corp. (B+/Ba3)
485,000	8.000	03/25/20	524,406
1,187,000	5.000	10/26/20	1,203,321
662,000	6.625	07/26/21	700,065
Quicken Loans, Inc. (BB/Ba1)(d)(e)
2,519,000	5.250	01/15/28	2,484,364

			6,510,376

Energy-Alternate Sources(d)(e) – 0.4%
TerraForm Power Operating LLC (BB-/B2)
936,000	4.250	01/31/23	928,980

Entertainment(d)(e) – 0.2%
Churchill Downs, Inc. (B+/NR)
474,000	4.750	01/15/28	470,445

Food & Drug Retailing(d)(e) – 2.3%
Dean Foods Co. (BB-/B2)
2,504,000	6.500	03/15/23	2,497,740
FAGE International SA/FAGE USA Dairy Industry, Inc. (BB-/B1)
2,846,000	5.625	08/15/26	2,742,833

			5,240,573

Gaming(d)(e) – 0.7%
CRC Escrow Issuer LLC Co. (B-/B3)
1,743,000	5.250	10/15/25	1,756,073

Home Builders(d) – 1.0%
AV Homes, Inc. (B-/B3)
1,100,000	6.625	05/15/22	1,152,250
M/I Homes, Inc. (BB-/B1)
348,000	5.625	08/01/25	351,480
The New Home Co., Inc. (B-/B3)
703,000	7.250	04/01/22	734,635

			2,238,365

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Insurance(d)(e) – 0.6%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
$1,533,000	7.000%		11/15/25	$ 1,477,429

Media(d) – 4.9%
AMC Networks, Inc. (BB/Ba3)
2,559,000	4.750		08/01/25	2,536,609
CBS Radio, Inc. (B-/B3)(e)
815,000	7.250		11/01/24	857,787
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)
371,000	5.125		02/15/23	378,420
3,614,000	5.750	(e)	02/15/26	3,754,042
CSC Holdings LLC (B/B2)(e)
2,704,000	10.125		01/15/23	3,045,380
Sirius XM Radio, Inc. (BB/Ba3)(e)
749,000	5.375		04/15/25	780,833

				11,353,071

Miscellaneous Manufacturing(d)(e) – 0.2%
RBS Global, Inc./Rexnord LLC (B+/B3)
415,000	4.875		12/15/25	419,669

Oil Field Services(d) – 8.1%
CrownRock LP/CrownRock Finance, Inc. (B+/B3)(e)
3,244,000	5.625		10/15/25	3,252,110
Gulfport Energy Corp. (BB-/B2)
1,768,000	6.625		05/01/23	1,803,360
Parsley Energy LLC/Parsley Finance Corp. (BB-/B2)(e)
707,000	5.375		01/15/25	714,954
Rowan Cos., Inc. (B+/B2)
1,061,000	4.875		06/01/22	1,005,297
Transocean, Inc. (B+/NR)(e)
3,324,000	7.500		01/15/26	3,398,790
Transocean, Inc. (B/Caa1)
726,000	5.800		10/15/22	718,740
Trinidad Drilling Ltd. (BB-/Caa1)(e)
415,000	6.625		02/15/25	394,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. (CCC+/Caa2)(e)
877,000	8.750		04/15/23	855,075
Weatherford International Ltd. (B-/Caa1)
2,862,000	7.750		06/15/21	2,940,705
3,068,000	4.500		04/15/22	2,776,540
953,000	8.250		06/15/23	962,530

				18,822,351

Pharmaceuticals(d)(e) – 0.2%
Valeant Pharmaceuticals International, Inc. (B-/Caa1)
429,000	5.375		03/15/20	429,536

Pipelines(d) – 1.8%
Genesis Energy LP/Genesis Energy Finance Corp. (BB-/B1)
1,296,000	6.250		05/15/26	1,291,140

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Pipelines(d) – (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/Ba3)(e)
$1,843,000	5.500%		09/15/24	$ 1,889,075
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/Ba3)(e)
923,000	5.500		01/15/28	933,384

				4,113,599

Real Estate Investment Trust(d) – 1.5%
CyrusOne LP/CyrusOne Finance Corp. (BB+/Ba3)
282,000	5.375		03/15/27	296,915
282,000	5.375	(e)	03/15/27	296,100
iStar, Inc. (BB-/B1)
1,781,000	5.250		09/15/22	1,787,679
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (CCC+/Caa1)(e)
1,329,000	7.125		12/15/24	1,204,406

				3,585,100

Retailing(d)(e) – 2.4%
PetSmart, Inc. (CCC-/B3)
602,000	8.875		06/01/25	362,705
Rite Aid Corp. (B-/B3)
5,659,000	6.125		04/01/23	5,121,395

				5,484,100

Software(d) – 0.4%
Donnelley Financial Solutions, Inc. (B/B3)
896,000	8.250		10/15/24	958,720

Telecommunication Services – 3.4%
Frontier Communications Corp. (B/B3)
642,000	8.500		04/15/20	545,700
Inmarsat Finance PLC (BB+/Ba2)(d)(e)
1,686,000	4.875		05/15/22	1,684,176
604,000	6.500		10/01/24	616,559
Intelsat Jackson Holdings SA (CCC+/Caa2)(d)(e)
879,000	9.750		07/15/25	843,840
Level 3 Financing, Inc. (BB/Ba3)(d)
628,000	5.625		02/01/23	632,710
ViaSat, Inc. (BB-/B3)(d)(e)
3,641,000	5.625		09/15/25	3,677,410

				8,000,395

Utilities(d) - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
448,000	5.500		06/01/24	443,520

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $109,798,846)				$ 107,766,942

Shares	Description	Value
Common Stock* – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
1,141,924	Prairie Provident Resources, Inc.	$ 393,176
(Cost $2,946,423)

Units	Expiration Date	Value
Warrant*(c) – 0.0%
Jack Cooper Enterprises, Inc. (NR/NR)
1,734	10/29/17	$ 17

Shares	Distribution Rate	Value
Investment Company(f) – 13.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
31,753,126	1.228%	$ 31,753,126
(Cost $31,753,126)

TOTAL INVESTMENTS – 95.3% (Cost $226,429,116)		$221,041,701

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		11,010,517

NET ASSETS – 100.0%		$232,052,218

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $103,942,446, which represents approximately 44.8% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000	3 month LIBOR	03/21/25	$18,487	$426,600	$185,715	$240,885

(a)	Payments made Semi-Annually.
(b)	Payments made Quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX. NA.IG Index 29	(5.000)%	3.078%	12/20/22	$112,500	$(9,475,417)	$(8,772,058)	$(703,359)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviation:
CDX.NA.IG Index 29	— CDX North America Investment Grade 29

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 43.0%
Argentinian Peso – 7.4%
Republic of Argentina
(Argentina Deposit Rates + 2.750%)
ARS	4,010,000	24.309	%(a)	03/01/18	$ 214,142
	600,000	22.750		03/05/18	31,906
	1,175,000	1.000	(a)	06/21/18	55,658
	1,075,000	0.010		07/18/18	50,067
(Argentina Deposit Rates + 2.500%)
	230,000	24.226	(a)	03/11/19	12,396
(Argentina Deposit Rates + 3.250%)
	875,000	24.809	(a)	03/01/20	47,880
	6,385,000	27.277	(a)	06/21/20	364,506
	375,000	2.500		07/22/21	18,952
	50,000	18.200		10/03/21	2,737
(Argentina Deposit Rates + 2.000%)
	500,000	24.225	(a)	04/03/22	26,443
	180,000	16.000		10/17/23	9,628
	70,000	15.500		10/17/26	3,767

					838,082

Dominican Peso – 2.4%
Dominican Republic
DOP	6,700,000	11.375		07/06/29	156,165
	4,600,000	12.000		03/05/32	109,461

					265,626

Japanese Yen – 17.3%
Japan Treasury Discount Bills(b)
JPY	450,000	0.000		02/13/18	3,994
	15,550,000	0.000		03/26/18	138,054
Japanese Government CPI Linked Bond
	192,486,604	0.100		03/10/26	1,808,272

					1,950,320

Mexican Peso – 0.5%
United Mexican States
MXN	992,400	8.000		11/07/47	51,525

Russian Ruble – 5.8%
Russian Federation Bond
RUB	37,850,000	7.700		03/23/33	657,654

South African Rand – 9.6%
Republic of South Africa
ZAR	14,910,000	8.500		01/31/37	1,081,505

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $4,754,370)					$ 4,844,712

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 17.5%
Collateralized Mortgage Obligations – 17.5%
Interest Only – 17.5%
FHLMC REMIC Series 4416, Class DS(a)(-1x1M LIBOR + 6.100%)
$1,285,107	4.850%	12/15/44	$ 222,894
FHLMC REMIC Series 4431, Class ST(a)(-1x1M LIBOR + 6.100%)
734,367	4.850	01/15/45	128,514
FHLMC STRIPS Series 304, Class C45
364,171	3.000	12/15/27	32,863
FNMA REMIC Series 2013-96, Class SW(a)(-1x1M LIBOR + 6.100%)
346,617	4.773	09/25/43	52,716
FNMA REMIC Series 2014-19, Class MS(a)(-1x1M LIBOR + 6.600%)
319,247	5.273	11/25/39	27,136
FNMA REMIC Series 2015-20, Class ES(a)(-1x1M LIBOR + 6.150%)
712,956	4.823	04/25/45	128,332
FNMA REMIC Series 2015-22, Class DS(a)(-1x1M LIBOR + 6.200%)
687,688	4.648	04/25/45	123,784
FNMA REMIC Series 2015-79, Class SA(a)(-1x1M LIBOR + 6.250%)
531,653	4.923	11/25/45	84,226
FNMA REMIC Series 2015-86, Class BS(a)(-1x1M LIBOR + 5.700%)
310,604	4.373	11/25/45	41,544
GNMA REMIC Series 2010-1, Class SD(a)(-1x1M LIBOR + 5.790%)
81,139	4.289	01/20/40	12,104
GNMA REMIC Series 2010-31, Class SA(a)(-1x1M LIBOR + 5.750%)
519,620	4.249	03/20/40	74,165
GNMA REMIC Series 2010-37, Class SG(a)(-1x1M LIBOR + 5.700%)
363,284	4.199	03/20/40	51,049
GNMA REMIC Series 2010-85, Class SN(a)(-1x1M LIBOR + 5.940%)
301,820	4.439	07/20/40	52,109
GNMA REMIC Series 2010-90, Class ES(a)(-1x1M LIBOR + 5.950%)
192,401	4.449	07/20/40	28,812
GNMA REMIC Series 2013-113, Class SA(a)(-1x1M LIBOR + 6.700%)
326,220	5.199	08/20/43	58,837
GNMA REMIC Series 2013-134, Class DS(a)(-1x1M LIBOR + 6.100%)
177,791	4.599	09/20/43	27,773
GNMA REMIC Series 2013-183, Class NI
606,370	4.500	10/20/42	74,236
GNMA REMIC Series 2014-41, Class SA(a)(-1x1M LIBOR + 6.100%)
210,314	4.599	03/20/44	33,513
GNMA REMIC Series 2015-111, Class SM(a)(-1x1M LIBOR + 6.200%)
530,787	4.699	08/20/45	83,345
GNMA REMIC Series 2015-112, Class SB(a)(-1x1M LIBOR + 5.740%)
505,933	4.239	08/20/45	70,266
GNMA REMIC Series 2015-123, Class SE(a)(-1x1M LIBOR + 5.720%)
509,531	4.219	09/20/45	69,977
GNMA REMIC Series 2015-141, Class HS(a)(-1x1M LIBOR + 6.200%)
232,214	4.699	10/20/45	36,864
GNMA REMIC Series 2015-142, Class SA(a)(-1x1M LIBOR + 5.720%)
635,524	4.219	10/20/45	87,913
GNMA REMIC Series 2015-168, Class SD(a)(-1x1M LIBOR + 6.200%)
272,724	4.699	11/20/45	42,465
GNMA REMIC Series 2015-63, Class IY
741,598	4.000	05/20/45	126,001
GNMA REMIC Series 2015-95, Class GI
557,530	4.500	07/16/45	118,506
GNMA REMIC Series 2016-6, Class S(a)(-1x1M LIBOR + 5.650%)
577,067	4.149	01/20/46	80,297

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,997,575)			$ 1,970,241

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 29.9%
United States Treasury Bond
$200,000	3.000%	05/15/47	$ 210,312
United States Treasury Inflation Indexed Bond
674,778	0.625	01/15/26	685,898
United States Treasury Strip Coupon(b)
1,000,000	0.000	05/15/35	626,720
2,600,000	0.000	11/15/35	1,605,188
400,000	0.000	08/15/36	241,468

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,606,638)			$ 3,369,586

Shares	Distribution Rate		Value
Investment Company(c) – 3.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
375,259	1.228%		$ 375,259
(Cost $375,259)

TOTAL INVESTMENTS – 93.8% (Cost $10,733,842)			$10,559,798

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%			703,834

NET ASSETS – 100.0%			$11,263,632

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an Affiliated Issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	ARS	712,208	USD	37,915	$38,194	01/02/18	$279
	AUD	397,000	NZD	436,536	309,709	03/21/18	648
	AUD	885,931	USD	678,503	691,250	01/16/18	12,747
	AUD	1,468,975	USD	1,115,585	1,145,979	03/21/18	30,393
	CAD	222,496	USD	173,336	177,060	01/17/18	3,725
	CAD	1,511,317	USD	1,180,875	1,203,601	03/21/18	22,725
	CHF	690,768	EUR	590,106	713,080	03/21/18	1,545
	CHF	109,000	USD	110,481	112,048	01/23/18	1,567
	CHF	730,862	USD	746,108	754,470	03/21/18	8,362
	CLP	47,946,746	USD	74,000	77,912	01/04/18	3,912
	CLP	188,116,955	USD	289,016	305,683	01/05/18	16,667
	CLP	129,230,481	USD	197,730	209,994	01/11/18	12,264
	CLP	80,796,241	USD	123,703	131,290	01/16/18	7,587
	CLP	154,368,463	USD	250,590	250,843	01/22/18	252
	CLP	48,070,000	USD	73,614	78,089	02/22/18	4,474
	CNH	2,373,833	USD	358,052	362,801	03/21/18	4,750
	CNY	2,304,400	USD	348,129	353,705	01/12/18	5,576
	CZK	14,729,432	EUR	552,274	691,847	01/03/18	29,082
	CZK	14,729,432	EUR	574,247	694,526	03/21/18	2,112
	CZK	1,667,000	USD	77,568	78,394	01/23/18	825
	EGP	465,980	USD	23,299	26,125	01/09/18	2,826
	EGP	503,208	USD	24,547	28,064	01/24/18	3,517
	EGP	633,149	USD	30,885	35,236	01/30/18	4,351
	EGP	599,175	USD	31,669	33,346	01/31/18	1,677
	EGP	590,352	USD	32,503	32,848	02/01/18	345
	EGP	598,982	USD	29,726	33,287	02/07/18	3,561
	EUR	637,074	CHF	741,346	768,170	03/21/18	2,877
	EUR	956,004	GBP	842,554	1,152,724	03/21/18	12,060
	EUR	15,532	HUF	4,830,421	18,729	03/21/18	1
	EUR	63,777	JPY	8,519,347	76,906	03/22/18	973
	EUR	124,279	NOK	1,223,270	149,853	03/21/18	529
	EUR	3,730,499	USD	4,446,774	4,484,542	01/31/18	37,769
	EUR	7,350,176	USD	8,793,699	8,862,667	03/21/18	68,968
	EUR	111,217	USD	133,099	134,111	03/22/18	1,012
	GBP	3,494,311	USD	4,593,508	4,720,955	01/19/18	127,449
	GBP	704,219	USD	947,767	953,391	03/21/18	5,624
	HKD	14,319,807	USD	1,835,516	1,835,798	03/21/18	282
	HUF	339,926,125	EUR	1,090,629	1,317,913	03/21/18	2,860
	HUF	164,487,253	USD	621,801	635,799	01/18/18	13,997
	IDR	2,533,099,928	USD	186,422	187,145	01/11/18	723
	IDR	5,764,866,638	USD	422,009	425,880	01/12/18	3,870
	IDR	8,242,238,533	USD	605,635	608,740	01/16/18	3,106
	IDR	7,754,931,260	USD	566,897	571,476	02/20/18	4,579
	INR	877,505	USD	13,531	13,748	01/05/18	216
	INR	36,140,341	USD	559,980	566,138	01/08/18	6,158
	INR	9,404,138	USD	141,902	147,253	01/12/18	5,351
	INR	30,034,527	USD	458,521	469,647	01/25/18	11,126
	INR	40,563,071	USD	620,136	633,814	02/02/18	13,679
	INR	29,866,934	USD	459,363	466,051	02/15/18	6,688
	INR	5,495,009	USD	85,359	85,648	02/26/18	288
	JPY	126,208,904	USD	1,112,736	1,120,795	01/12/18	8,058
	JPY	322,737,759	USD	2,865,640	2,876,582	03/22/18	10,940
	KRW	557,593,864	USD	512,622	522,589	01/16/18	9,968
	KRW	62,850,631	USD	58,174	58,910	01/22/18	736
	KRW	37,773,597	USD	34,914	35,407	01/26/18	492

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (continued)	NOK	3,647,917	EUR	367,941	$445,302	03/21/18	$1,646
	NOK	1,721,000	USD	206,381	209,835	02/06/18	3,454
	NOK	1,007,401	USD	121,773	122,974	03/21/18	1,201
	NZD	673,093	USD	464,091	476,914	01/17/18	12,823
	NZD	3,655,440	USD	2,520,196	2,587,986	03/21/18	67,792
	PHP	2,966,538	USD	59,378	59,422	01/02/18	44
	PHP	5,933,076	USD	118,378	118,842	01/03/18	463
	PHP	1,624,640	USD	32,000	32,540	01/05/18	540
	PHP	3,992,711	USD	78,620	79,965	01/08/18	1,345
	PHP	7,508,099	USD	145,605	150,323	01/26/18	4,718
	PHP	7,508,099	USD	148,823	149,956	03/22/18	1,133
	PLN	6,901,842	EUR	1,630,985	1,983,387	03/21/18	16,786
	PLN	1,578,824	USD	443,559	453,570	01/23/18	10,012
	RUB	89,797,699	USD	1,514,455	1,545,683	02/12/18	31,228
	SEK	40,382,134	EUR	4,063,068	4,947,331	03/21/18	48,177
	SEK	9,300,098	USD	1,108,339	1,136,314	02/06/18	27,975
	SEK	1,531,691	USD	183,547	187,651	03/21/18	4,104
	SGD	126,296	USD	94,021	94,549	03/21/18	529
	THB	2,509,710	USD	76,000	77,053	01/19/18	1,053
	TRY	2,106,591	USD	518,973	542,585	03/21/18	23,611
	TWD	1,061,802	USD	35,512	35,732	01/02/18	220
	TWD	26,432,607	USD	884,791	894,164	01/23/18	9,373
	TWD	1,051,833	USD	35,237	35,592	01/26/18	355
	TWD	15,389,528	USD	515,890	521,349	02/08/18	5,459
	TWD	15,188,693	USD	511,133	516,014	03/08/18	4,879
	USD	38,539	ARS	712,208	38,194	01/02/18	345
	USD	51,500	ARS	907,432	48,492	01/08/18	3,008
	USD	48,648	ARS	896,099	46,214	03/15/18	2,434
	USD	3,244,254	BRL	10,736,661	3,235,675	01/03/18	8,580
	USD	3,139,510	BRL	10,281,277	3,087,415	02/02/18	52,095
	USD	26,164	EGP	465,980	26,125	01/09/18	39
	USD	28,236	EGP	503,208	28,064	01/24/18	172
	USD	35,509	EGP	633,149	35,236	01/30/18	273
	USD	33,600	EGP	599,175	33,346	01/31/18	255
	USD	33,103	EGP	590,352	32,848	02/01/18	255
	USD	33,555	EGP	598,982	33,287	02/07/18	267
	USD	61,172	GBP	45,138	61,110	03/21/18	62
	USD	76,248	HKD	594,303	76,095	01/16/18	153
	USD	3,750,549	HKD	29,090,856	3,729,515	03/22/18	21,034
	USD	2,262,447	JPY	254,346,321	2,258,715	01/12/18	3,732
	USD	1,492,006	JPY	166,188,686	1,481,249	03/22/18	10,757
	USD	252,030	MXN	4,720,000	238,782	01/26/18	13,248
	USD	688,345	MXN	13,291,759	666,218	03/21/18	22,127
	USD	206,577	PEN	669,625	206,360	01/16/18	216
	USD	59,426	PHP	2,966,538	59,422	01/02/18	3
	USD	32,558	PHP	1,624,640	32,540	01/05/18	18
	USD	80,014	PHP	3,992,711	79,965	01/08/18	49
	USD	1,075,173	RUB	62,435,293	1,074,695	02/12/18	477
	USD	469,260	ZAR	5,849,799	467,081	03/22/18	2,179
	ZAR	803,000	USD	64,467	64,710	01/18/18	243
	ZAR	20,795,307	USD	1,555,110	1,660,416	03/22/18	105,305

TOTAL							$1,072,394

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA	ARS	712,208	USD	40,128	$38,194	01/02/18	$(1,934)
	ARS	1,017,741	USD	56,167	54,387	01/08/18	(1,781)
	ARS	856,286	USD	47,127	45,201	01/29/18	(1,926)
	ARS	1,027,962	USD	55,175	54,232	01/31/18	(943)
	ARS	1,667,535	USD	89,444	87,929	02/01/18	(1,515)
	ARS	3,127,103	USD	166,884	163,723	02/15/18	(3,161)
	ARS	672,752	USD	36,102	35,134	02/20/18	(968)
	ARS	1,209,480	USD	64,488	63,132	02/21/18	(1,357)
	ARS	2,707,306	USD	145,842	140,888	02/27/18	(4,953)
	ARS	1,196,175	USD	65,272	62,155	02/28/18	(3,117)
	ARS	1,383,112	USD	72,982	71,332	03/15/18	(1,651)
	ARS	1,599,566	USD	85,041	82,208	03/22/18	(2,833)
	BRL	11,168,608	USD	3,382,071	3,365,850	01/03/18	(16,223)
	BRL	11,300,357	USD	3,440,634	3,393,440	02/02/18	(47,198)
	CHF	206,095	EUR	176,642	212,753	03/21/18	(239)
	CZK	6,991,180	EUR	274,735	329,650	03/21/18	(1,619)
	EUR	677,744	CHF	793,025	817,208	03/21/18	(1,433)
	EUR	574,247	CZK	14,729,432	689,133	01/03/18	(2,713)
	EUR	146,665	CZK	3,756,113	176,845	03/21/18	(264)
	EUR	239,985	HUF	75,125,422	289,368	03/21/18	(1,899)
	EUR	384,995	NOK	3,805,946	464,218	03/21/18	(375)
	EUR	55,000	NZD	95,094	66,318	03/21/18	(1,007)
	EUR	394,183	PLN	1,667,372	475,296	03/21/18	(3,857)
	EUR	520,384	SEK	5,171,340	627,468	03/21/18	(6,091)
	GBP	292,785	EUR	331,679	396,380	03/21/18	(3,549)
	GBP	57,691	USD	78,196	78,103	03/21/18	(93)
	HKD	4,540,028	USD	583,000	582,042	03/22/18	(958)
	JPY	23,491,842	EUR	174,994	209,384	03/22/18	(1,633)
	JPY	264,953,000	USD	2,358,326	2,352,907	01/12/18	(5,418)
	JPY	132,803,939	USD	1,188,594	1,183,690	03/22/18	(4,903)
	MXN	5,651,425	USD	290,482	285,903	01/26/18	(4,579)
	MXN	13,926,851	USD	726,280	698,051	03/21/18	(28,229)
	NOK	26,474,849	EUR	2,696,136	3,231,794	03/21/18	(19,142)
	NOK	319,048	SEK	320,857	38,946	03/21/18	(362)
	PEN	976,390	USD	301,336	300,897	01/16/18	(439)
	PEN	73,448	USD	22,641	22,631	01/19/18	(10)
	PHP	2,966,538	USD	59,426	59,421	01/03/18	(5)
	PHP	7,766,642	USD	155,566	155,432	02/09/18	(134)
	PHP	5,589,333	USD	111,869	111,800	02/22/18	(68)
	RUB	45,123,646	USD	780,052	779,012	01/24/18	(1,040)
	USD	37,916	ARS	712,208	38,194	01/02/18	(279)
	USD	5,831	ARS	110,309	5,895	01/08/18	(64)
	USD	44,703	ARS	856,286	45,201	01/29/18	(498)
	USD	53,540	ARS	1,027,962	54,232	01/31/18	(692)
	USD	86,797	ARS	1,667,535	87,929	02/01/18	(1,132)
	USD	36,687	ARS	709,022	37,122	02/15/18	(434)
	USD	34,689	ARS	672,752	35,134	02/20/18	(445)
	USD	62,328	ARS	1,209,480	63,132	02/21/18	(804)
	USD	138,950	ARS	2,707,305	140,888	02/27/18	(1,938)
	USD	61,286	ARS	1,196,175	62,155	02/28/18	(869)
	USD	24,738	ARS	487,012	25,117	03/15/18	(379)
	USD	80,925	ARS	1,599,566	82,208	03/22/18	(1,282)
	USD	649,173	AUD	847,693	661,414	01/16/18	(12,241)
	USD	1,433,888	AUD	1,865,999	1,455,705	03/21/18	(21,817)
	USD	129,770	BRL	431,947	130,175	01/03/18	(404)
	USD	170,637	BRL	568,732	170,788	02/02/18	(151)
	USD	167,496	CAD	215,000	171,095	01/17/18	(3,599)
	USD	1,124,269	CAD	1,429,067	1,138,095	03/21/18	(13,825)
	USD	101,607	CHF	100,245	103,049	01/23/18	(1,441)
	USD	95,744	CHF	93,353	96,368	03/21/18	(626)
	USD	77,735	CLP	47,946,746	77,912	01/04/18	(177)
	USD	305,409	CLP	188,116,955	305,682	01/05/18	(273)
	USD	209,790	CLP	129,230,481	209,994	01/11/18	(205)
	USD	127,316	CLP	80,796,241	131,290	01/16/18	(3,974)
	USD	248,894	CLP	154,368,463	250,841	01/22/18	(1,949)
	USD	77,998	CLP	48,070,000	78,089	02/22/18	(91)
	USD	212,500	CNH	1,415,123	216,278	03/21/18	(3,778)
	USD	350,444	CNY	2,304,400	353,704	01/12/18	(3,261)
	USD	835,170	CZK	17,964,499	847,066	03/21/18	(11,897)
	USD	52,421	EUR	43,944	52,736	01/03/18	(316)
	USD	4,454,891	EUR	3,736,993	4,492,350	01/31/18	(37,459)

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (continued)	USD	1,458,038	EUR	1,227,200	$1,479,728	03/21/18	$(21,690)
	USD	4,533,617	GBP	3,449,792	4,660,809	01/19/18	(127,192)
	USD	374,763	GBP	277,967	376,318	03/21/18	(1,555)
	USD	587,244	HUF	156,722,191	605,784	01/18/18	(18,540)
	USD	1,000,895	HUF	259,970,282	1,007,920	03/21/18	(7,026)
	USD	186,683	IDR	2,533,099,928	187,145	01/11/18	(462)
	USD	424,824	IDR	5,764,866,638	425,881	01/12/18	(1,056)
	USD	607,118	IDR	8,242,238,533	608,740	01/16/18	(1,622)
	USD	425,552	IDR	5,797,544,956	427,233	02/20/18	(1,681)
	USD	13,683	INR	877,505	13,748	01/05/18	(64)
	USD	562,582	INR	36,140,341	566,136	01/08/18	(3,556)
	USD	467,463	INR	30,034,528	469,647	01/25/18	(2,183)
	USD	627,923	INR	40,563,071	633,814	02/02/18	(5,891)
	USD	463,671	INR	29,866,934	466,052	02/15/18	(2,380)
	USD	85,260	INR	5,495,009	85,648	02/26/18	(388)
	USD	3,346,282	JPY	379,669,213	3,371,641	01/12/18	(25,359)
	USD	3,227,560	JPY	364,128,025	3,245,493	03/22/18	(17,934)
	USD	513,422	KRW	557,593,864	522,590	01/16/18	(9,168)
	USD	58,002	KRW	62,850,631	58,909	01/22/18	(908)
	USD	35,163	KRW	37,773,597	35,407	01/26/18	(244)
	USD	31,679	MXN	635,094	31,833	03/21/18	(153)
	USD	194,030	NOK	1,618,005	197,277	02/06/18	(3,247)
	USD	2,957,973	NOK	24,410,965	2,979,855	03/21/18	(21,882)
	USD	482,643	NZD	700,000	495,978	01/17/18	(13,335)
	USD	2,191,319	NZD	3,123,811	2,211,602	03/21/18	(20,286)
	USD	92,988	PEN	306,764	94,536	01/16/18	(1,548)
	USD	22,340	PEN	73,448	22,631	01/19/18	(292)
	USD	178,146	PHP	8,899,614	178,263	01/03/18	(115)
	USD	149,266	PHP	7,508,099	150,323	01/26/18	(1,056)
	USD	150,855	PHP	7,766,642	155,432	02/09/18	(4,577)
	USD	109,764	PHP	5,589,333	111,800	02/22/18	(2,036)
	USD	456,613	PLN	1,625,290	466,920	01/23/18	(10,307)
	USD	1,176,115	PLN	4,136,512	1,188,713	03/21/18	(12,598)
	USD	1,424,037	RUB	84,926,000	1,466,158	01/24/18	(42,121)
	USD	463,739	RUB	27,362,406	470,988	02/12/18	(7,248)
	USD	1,115,588	SEK	9,360,211	1,143,658	02/06/18	(28,070)
	USD	3,502,631	SEK	28,829,343	3,531,967	03/21/18	(29,336)
	USD	93,451	SGD	126,296	94,549	03/21/18	(1,100)
	USD	76,597	THB	2,509,710	77,053	01/19/18	(455)
	USD	401,233	TRY	1,602,237	412,682	03/21/18	(11,448)
	USD	35,524	TWD	1,061,802	35,732	01/02/18	(208)
	USD	880,398	TWD	26,432,608	894,162	01/23/18	(13,766)
	USD	35,214	TWD	1,051,833	35,592	01/26/18	(379)
	USD	511,705	TWD	15,389,528	521,349	02/08/18	(9,644)
	USD	667,502	TWD	20,059,091	680,400	02/22/18	(12,898)
	USD	507,558	TWD	15,188,693	516,014	03/08/18	(8,456)
	USD	2,030,150	ZAR	29,174,046	2,350,994	01/18/18	(320,842)
	USD	1,078,659	ZAR	14,945,509	1,193,334	03/22/18	(114,674)
	ZAR	14,345,780	USD	1,160,699	1,156,055	01/18/18	(4,643)

TOTAL							$(1,251,538)

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	1	03/15/18	$86,683	$(2)
10 Year U.S Treasury Notes	65	03/20/18	8,063,047	(33,708)

Total				$(33,710)

Short position contracts:
Japan 10 Year Government Bonds	(1)	03/13/18	$(1,338,185)	884
S&P 500 E-Mini Index	(10)	03/16/18	(1,338,000)	(22,068)
Ultra Long U.S. Treasury Bonds	(4)	03/20/18	(670,625)	(8,849)
2 Year U.S Treasury Notes	(26)	03/29/18	(5,566,844)	10,404
5 Year U.S. Treasury Notes	(80)	03/29/18	(9,293,125)	44,311
20 Year U.S. Treasury Bonds	(11)	03/20/18	(1,683,000)	2,961

Total				$27,643

TOTAL FUTURES CONTRACTS				$(6,067)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg	11.830%	BoA Securities LLC	01/02/18	BRL	6,660		$31,510	$—	$31,510
3M KWCDC(a)	2.000	BoA Securities LLC	03/21/20	KRW	1,793,590	(b)	(1,708)	184	(1,892)
Colombia IBR Overnight IB(a)	6.665	Citibank NA	08/04/19	COP	1,113,460		14,931	—	14,931
1M BID Avg	11.120	CS International (London)	01/02/18	BRL	1,370		(14,997)	—	(14,997)
	11.150	Deutsche Bank AG	01/02/18		1,220		(13,003)	—	(13,003)
	11.450	Deutsche Bank AG	01/02/18		1,520		(11,789)	—	(11,789)
5.340%(a)	Colombia IBR Overnight IB	Deutsche Bank AG	09/24/19	COP	709,695		(3,963)	—	(4,001)
6.960(a)	Colombia IBR Overnight IB	Deutsche Bank AG	11/17/26		422,480		(10,336)	—	(10,768)
15.568(c)	1M BID Avg	JPMorgan Securities, Inc.	01/04/21	BRL	5,355		(270,906)	—	(270,906)
1M BID Avg(d)	13.760	JPMorgan Securities, Inc.	01/02/23		1,690		62,097	—	62,097
	15.470	JPMorgan Securities, Inc.	01/02/23		2,215		117,246	—	117,246

TOTAL							$(100,918)	$184	$(101,572)

(a)	Payments made Quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(c)	Payments made at Maturity.
(d)	Payments made Monthly.

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.860(a)	6M BUBOR(b)	06/09/18	HUF	130,750		$(9,360)	$1	$(9,361)
3M STIBOR(c)	0.050%(a)	06/15/18	SEK	24,940		4,742	(24,964)	29,706
3M STIBOR(c)	0.330(a)	09/15/18		9,940		1,026	(80,217)	81,243
0.330(c)	3M STIBOR(a)	09/15/18		17,680		(1,239)	(20)	(1,219)
6M CDOR(b)	1.000	03/21/19	CAD	450	(d)	(3,467)	(3,475)	8
3M STIBOR(c)	0.100	06/29/19		16,460	(d)	1,695	(11,217)	12,912
Mexico IB TIIE 28D(e)	5.800	08/19/19	MXN	107,350		(116,346)	35	(116,381)
6M GBP(b)	0.750	03/21/20	GBP	3,530	(d)	(8,195)	(14,983)	6,788
6M CDOR(b)	1.250	03/21/20	CAD	2,450	(d)	(34,131)	(28,118)	(6,013)
3M LIBOR(c)	1.750(b)	03/21/20	USD	1,260	(d)	(9,711)	(8,292)	(1,419)
2.250(b)	3M NZDOR(c)	03/21/20	NZD	3,410	(d)	2,030	(154)	2,184
2.000(c)	6M AUDOR	03/21/20	AUD	1,360	(d)	1,323	(730)	2,053
3M LIBOR(c)	2.139	11/20/20	USD	27,180	(d)	(77,656)	(16,431)	(61,225)
0.250(a)	3M STIBOR(c)	03/21/21	SEK	2,240	(d)	(718)	(691)	(27)
6.010(e)	Mexico IB TIIE 28D	08/16/21	MXN	57,660		83,178	449	82,729
6M EURO(b)	0.350(a)	12/16/21	EUR(d)	2,780		(8,563)	(1,089)	(7,474)
0.500(a)	3M STIBOR(c)	12/16/21	SEK(d)	16,830		9,043	4,061	4,982
6M GBP(f)	3.370	07/15/22	GBP	540		972	27	945
Mexico IB TIIE 28D(e)	7.370	08/11/22	MXN	16,560		(4,844)	7	(4,851)
Mexico IB TIIE 28D(e)	7.500	09/15/22		99,680		(19,800)	(22,321)	2,521
2.450(a)	6M WIBOR(b)	12/20/22	PLN	7,810		4,244	(11,994)	16,238
2.510(a)	6M WIBOR(b)	12/20/22		2,050		(545)	(2,430)	1,885
Mexico IB TIIE 28D(e)	7.500	03/15/23	MXN	16,275	(d)	(13,297)	(1,684)	(11,613)
6M EURO(b)	0.250(a)	03/21/23	EUR	90	(d)	(658)	(133)	(525)
3M STIBOR(c)	0.500(a)	03/21/23	SEK	6,580	(d)	(2,995)	(1,754)	(1,241)
6M GBP(b)	1.000	03/21/23	GBP	80	(d)	(359)	(747)	388
6M CDOR(b)	1.500	03/21/23	CAD	480	(d)	(14,329)	(11,702)	(2,627)
3M LIBOR(c)	2.000(b)	03/21/23	USD	240	(d)	(3,138)	(2,636)	(502)
1.500(a)	3M NIBOR(b)	03/21/23	NOK	6,480	(d)	3,597	(1,158)	4,755
0.500(a)	3M STIBOR(c)	03/21/23	SEK	7,440	(d)	3,387	1,299	2,088
0.250(a)	6M EURO(b)	03/21/23	EUR	1,700	(d)	12,418	1,122	11,296
2.275(c)	3M LIBOR	11/20/23	USD	11,770	(d)	41,968	9,674	32,294
6M GBP(b)	1.200	11/21/23	GBP	1,430	(d)	3,206	(819)	4,025
7.430	Mexico IB TIIE 28D	08/07/25	MXN	7,150		6,204	4	6,200
7.600	Mexico IB TIIE 28D	09/11/25		43,410		25,448	(10,771)	36,219
3M LIBOR	2.239	11/14/26	USD	600		2,874	7	2,867
6M EURO(b)	1.330(a)	01/12/27	EUR	400	(d)	837	(7,357)	8,194

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M GBP(b)	1.600%	03/16/27	GBP	4,630(d)	$35,850	$(275,050)	$310,900
3M LIBOR(c)	2.400(b)	08/31/27		340(d)	(2,065)	(419)	(1,646)
1.500(a)	6M EURO(b)	08/31/27		280(d)	(1,433)	(474)	(959)
6M EURO(b)	1.600(a)	10/25/27	EUR	560(d)	5,169	4,612	557
2.000(a)	3M STIBOR(c)	10/25/27	SEK	5,320(d)	(2,591)	(2,329)	(262)
2.000(a)	3M STIBOR(c)	11/02/27		3,530(d)	(1,639)	(17)	(1,622)
6M EURO(b)	1.500(a)	12/19/27	EUR	470(d)	892	2,013	(1,121)
6M EURO(b)	1.000(a)	03/21/28		980(d)	8,153	15,919	(7,766)
6M CDOR(b)	1.750	03/21/28	CAD	1,480(d)	(71,318)	(62,268)	(9,050)
3M LIBOR(c)	2.250(b)	03/21/28	USD	500(d)	(7,516)	(5,942)	(1,574)
2.750(b)	6M AUDOR	03/21/28	AUD	630(d)	3,578	2,522	1,056
1.250(b)	6M GBP	03/21/28	GBP	660(d)	4,229	9,845	(5,616)
0.250(b)	6M JYOR	03/21/28	JPY	63,930(d)	5,289	3,975	1,314
1.400(b)	6M GBP	11/21/28	GBP	860(d)	(3,320)	2,084	(5,404)
1.940(b)	6M GBP	01/11/32		310(d)	(4,542)	(16,275)	11,733
1.500(b)	6M GBP	03/21/33		530(d)	(7,464)	(2,028)	(5,436)
1.231(a)	3M LIBOR	09/09/36	USD	2,350	335,195	17,603	317,592
1.750(b)	6M GBP	03/17/37	GBP	3,220(d)	(28,944)	(137,137)	108,193
1.750(b)	6M GBP	12/14/37		240(d)	(2,392)	(1,647)	(745)

TOTAL					$143,972	$(694,214)	$838,186

(a)	Payments made Annually.
(b)	Payments made Semi-Annually.
(c)	Payments made Quarterly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(e)	Payments made Monthly.
(f)	Payments made at Maturity.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
	(1.000)%	0.370%	06/20/22	$ 1,490	$(50,972)	$(37,932)	$(13,040)
	(1.000)	0.491	12/20/22	1,675	(40,487)	(35,988)	(4,499)

TOTAL					$(91,459)	$(73,920)	$(17,539)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC MACRO FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar	MS & Co.LLC	$98.00	06/15/18	9	$22,500	$6,919	$2,495	$4,424

Abbreviation:
IM BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
Colombia IBR Overnight IB	— Colombia IBR Overnight Interbank
CS International (London)	— Credit Suisse International (London)
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. LLC	— Morgan Stanley & Co. LLC

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Basis of Consolidation for Strategic Macro Fund — The Cayman Commodity — FIMS, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on December 16, 2013 and is currently a wholly-owned subsidiary of the Strategic Macro Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of December 16, 2013, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of December 31, 2017, the Fund’s net assets were $11,263,632, of which, $0, or 0%, represented the Subsidiary’s net assets.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).    The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

    Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair valued and single source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

    Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of a Master Repurchase Agreement. When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FIXED INCOME ALTERNATIVES STRATEGIES FUNDS

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2017:

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank loans	$—	$41,078,285	$1,716,898
Other secured Debt Obligations		38,333,257	—
Unsecured Debt Obligations		107,766,942
Common Stock and/or Other Equity Investments(a)
North America	—	393,176	—
Warrants	—	—	17
Investment Company	31,753,126	—	—
Total	$31,753,126	$187,571,660	$1,716,915

Derivative Type
Assets
Interest Rate Swap Contracts(a)	$—	$240,885	$—
Liabilities
Credit Default Swap Contracts(a)	$—	$(703,359)	$—

STRATEGIC MACRO

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$1,950,320	$2,894,392	$—
Mortgage-Backed Obligations	—	1,970,241	—
U.S. Treasury Obligations	3,369,586	—	—
Investment Company	375,259	—	—
Total	$5,695,165	$4,864,633	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,072,394	$—
Futures Contracts(b)	58,560	—	—
Interest Rate Swap Contracts(b)	—	1,329,649	—
Options Purchased	6,919	—	—
Total	$65,479	$2,402,043	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,251,538)	$—
Futures Contracts	(64,627)	—	—
Interest Rate Swap Contracts	—	(593,279)	—
Credit Default Swap Contracts	—	(17,539)	—
Total	$(64,627)	$(1,862,356)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Consolidated Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Strategic Macro Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Strategic Macro Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Strategic Macro Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

    The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Strategic Macro Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Strategic Macro Fund’s income from such investments was not “qualifying income,” in which case the Strategic Macro Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Strategic Macro Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Strategic Macro Fund shareholders.

GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 28.4%
Aerospace & Defense(a) – 0.4%
Northrop Grumman Corp.
$1,250,000	2.930%		01/15/25	$ 1,242,573
1,175,000	3.250		01/15/28	1,176,717

				2,419,290

Agriculture – 1.6%
BAT Capital Corp.(a)(b)
4,100,000	3.222		08/15/24	4,099,838
3,900,000	3.557		08/15/27	3,905,058
Reynolds American, Inc.
700,000	4.850		09/15/23	762,246
1,375,000	4.450	(a)	06/12/25	1,466,088

				10,233,230

Automotive – 0.6%
Ford Motor Credit Co. LLC
2,175,000	5.875		08/02/21	2,388,380
General Motors Financial Co., Inc.
1,050,000	3.500		07/10/19	1,065,825

				3,454,205

Banks – 7.6%
Banco Santander SA
1,000,000	3.125		02/23/23	994,911
Bank of America Corp.
625,000	4.125		01/22/24	664,722
311,000	4.000		04/01/24	328,766
1,300,000	3.248	(a)	10/21/27	1,290,015
700,000	4.183	(a)	11/25/27	730,986
100,000	6.110		01/29/37	127,846
1,850,000	2.369	(a)(c)	07/21/21	1,846,760
(3M USD LIBOR + 0.660%)
279,000	3.419	(a)(b)(c)	12/20/28	279,060
(3M USD LIBOR + 1.040%)
1,250,000	3.824	(a)(c)	01/20/28	1,292,963
(3M USD LIBOR + 1.575%)
Bank of Montreal(a)(c) (5 year USD Swap + 1.432%)
750,000	3.803		12/15/32	741,472
Barclays PLC
575,000	5.200		05/12/26	613,538
225,000	4.950		01/10/47	249,675
Capital One Financial Corp.(a)
700,000	4.200		10/29/25	720,176
Citigroup, Inc.
125,000	4.300		11/20/26	130,715
1,200,000	4.125		07/25/28	1,236,786
Compass Bank
475,000	5.500		04/01/20	499,760
Credit Suisse Group AG(a)(b)
475,000	4.282		01/09/28	495,235
Credit Suisse Group Funding Guernsey Ltd.
250,000	3.750		03/26/25	255,097
Deutsche Bank AG
225,000	2.500		02/13/19	224,908

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
$900,000	4.875	%(a)(c)	12/01/32	$ 896,058
(5 year USD ICE Swap + 2.553%)
HSBC Holdings PLC
550,000	6.500		05/02/36	717,792
1,150,000	3.262	(a)(c)	03/13/23	1,166,009
(3M USD LIBOR + 1.055%)
ING Bank NV(a)(c) (5 year USD ICE Swap + 2.700%)
700,000	4.125		11/21/23	706,947
ING Groep NV
425,000	3.150		03/29/22	430,082
Intesa Sanpaolo SpA
950,000	3.875		01/16/18	950,635
JPMorgan Chase & Co.(a)
1,075,000	2.972		01/15/23	1,084,015
1,200,000	3.625		12/01/27	1,212,931
350,000	3.782	(c)	02/01/28	362,688
(3M USD LIBOR + 1.337%)
425,000	3.882	(c)	07/24/38	436,886
(3M USD LIBOR + 1.360%)
1,075,000	5.300	(c)	05/01/49	1,114,882
(3M USD LIBOR + 3.800%)
Kreditanstalt fuer Wiederaufbau
12,490,000	1.500		09/09/19	12,381,786
Macquarie Bank Ltd.(b)
88,000	6.625		04/07/21	97,119
Mitsubishi UFJ Financial Group, Inc.
525,000	2.950		03/01/21	529,791
Mizuho Financial Group, Inc.(b)
850,000	2.632		04/12/21	847,601
Morgan Stanley, Inc.
325,000	3.875		04/29/24	339,325
1,050,000	3.700		10/23/24	1,084,994
50,000	4.000		07/23/25	52,353
1,550,000	2.765	(a)(c)	10/24/23	1,594,094
(3M USD LIBOR + 1.400%)
Royal Bank of Scotland Group PLC
208,000	3.875		09/12/23	211,524
1,025,000	3.498	(a)(c)	05/15/23	1,027,235
(3M USD LIBOR + 1.480%)
Sumitomo Mitsui Financial Group, Inc.
1,525,000	2.784		07/12/22	1,516,288
UBS Group Funding Switzerland AG(b)
1,275,000	4.125		09/24/25	1,338,053
UniCredit SpA(b)
250,000	3.750		04/12/22	254,374
Wells Fargo & Co.
3,375,000	3.000		10/23/26	3,308,029
Westpac Banking Corp.(a)(c) (5 year USD ICE Swap + 2.888%)
575,000	5.000		12/31/99	573,606

				46,958,488

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.(a)
2,425,000	2.650		02/01/21	2,437,168

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Beverages – (continued)
$1,400,000	3.650%		02/01/26	$ 1,444,769
325,000	4.700		02/01/36	363,398
Molson Coors Brewing Co.(a)
300,000	2.100		07/15/21	294,039
Suntory Holdings Ltd.(b)
550,000	2.550		09/29/19	550,663

				5,090,037

Chemicals – 0.5%
LyondellBasell Industries NV(a)
300,000	5.000		04/15/19	308,018
The Sherwin-Williams Co.
725,000	2.250		05/15/20	722,573
225,000	2.750	(a)	06/01/22	224,126
200,000	3.125	(a)	06/01/24	201,103
1,125,000	3.450	(a)	06/01/27	1,142,995
Westlake Chemical Corp.(a)
325,000	3.600		08/15/26	326,877

				2,925,692

Commercial Services – 0.1%
Rensselaer Polytechnic Institute
350,000	5.600		09/01/20	374,410

Computers(a) – 0.1%
Dell International LLC/EMC Corp.(b)
375,000	5.450		06/15/23	405,240
Hewlett Packard Enterprise Co.
525,000	4.900		10/15/25	554,262

				959,502

Diversified Financial Services – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,218,298
Discover Financial Services(a)
900,000	3.750		03/04/25	905,942
GE Capital International Funding Co.
551,000	4.418		11/15/35	596,323
International Lease Finance Corp.(b)
575,000	7.125		09/01/18	593,324
Synchrony Financial(a)
1,675,000	3.000		08/15/19	1,686,648

				5,000,535

Electrical(a) – 0.6%
Consumers Energy Co.
850,000	3.950		05/15/43	901,976
Duke Energy Corp.
1,175,000	3.150		08/15/27	1,166,505
Puget Sound Energy, Inc.(c) (3M USD LIBOR + 2.530%)
600,000	4.011		06/01/67	588,750
The Southern Co.
1,025,000	2.350		07/01/21	1,018,919

				3,676,150

Food & Drug Retailing(a) – 0.1%
Kraft Heinz Foods Co.
525,000	2.800		07/02/20	528,027

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – 1.0%
Aetna, Inc.(a)
$400,000	2.800%		06/15/23	$ 393,672
Becton Dickinson & Co.
414,000	2.675		12/15/19	415,496
1,525,000	2.894	(a)	06/06/22	1,515,460
1,475,000	3.363	(a)	06/06/24	1,479,121
475,000	4.685	(a)	12/15/44	519,411
CHS/Community Health Systems, Inc.(a)
100,000	8.000		11/15/19	84,625
Thermo Fisher Scientific, Inc.(a)
800,000	3.000		04/15/23	804,933
UnitedHealth Group, Inc.
450,000	4.625		07/15/35	524,062
500,000	6.875		02/15/38	725,212

				6,461,992

Insurance – 0.7%
American International Group, Inc.(a)
600,000	4.800		07/10/45	672,925
MetLife, Inc.
150,000	4.050		03/01/45	157,313
Reliance Standard Life Global Funding II(b)
675,000	2.500		01/15/20	675,031
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	337,444
The Chubb Corp.(a)(c) (3M USD LIBOR + 2.250%)
500,000	3.609		03/29/67	496,250
The Northwestern Mutual Life Insurance Co.(b)
800,000	6.063		03/30/40	1,074,030
XLIT Ltd.
775,000	4.450		03/31/25	792,672

				4,205,665

Internet(a) – 0.6%
Amazon.com, Inc.
1,650,000	3.300		12/05/21	1,703,931
400,000	3.875	(b)	08/22/37	424,440
Expedia, Inc.
775,000	3.800		02/15/28	748,888
Symantec Corp.(b)
900,000	5.000		04/15/25	940,649

				3,817,908

Lodging – 0.1%
MGM Resorts International
475,000	6.750		10/01/20	513,594

Machinery-Diversified(a) – 0.2%
Roper Technologies, Inc.
475,000	3.000		12/15/20	480,653
800,000	3.800		12/15/26	825,002

				1,305,655

Media – 0.8%
21st Century Fox America, Inc.
1,125,000	4.000		10/01/23	1,176,388
325,000	6.150		03/01/37	425,634

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Altice Financing SA(a)(b)
	$600,000	6.625%		02/15/23	$ 628,500
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	275,000	4.464		07/23/22	286,921
	925,000	4.908		07/23/25	983,446
NBCUniversal Media LLC
	458,000	4.450		01/15/43	499,777
SFR Group SA(a)(b)
	1,000,000	6.000		05/15/22	1,012,500
Time Warner Cable LLC
	225,000	5.000		02/01/20	234,812

					5,247,978

Mining(b) – 0.2%
Glencore Finance Canada Ltd.
	650,000	4.250		10/25/22	681,070
Glencore Funding LLC
	325,000	4.125		05/30/23	336,212
Yamana Gold, Inc.(a)
	275,000	4.625		12/15/27	274,313

					1,291,595

Miscellaneous Manufacturing – 0.1%
General Electric Co.
MXN	2,000,000	8.500		04/06/18	101,742
	$150,000	6.150		08/07/37	198,095
	172,000	5.875		01/14/38	222,428

					522,265

Oil Field Services – 1.6%
Anadarko Petroleum Corp.
	475,000	8.700		03/15/19	509,286
	330,000	3.450	(a)	07/15/24	328,634
	300,000	5.550	(a)	03/15/26	336,595
	250,000	6.450		09/15/36	306,203
Apache Corp.(a)
	100,000	3.250		04/15/22	100,755
	275,000	2.625		01/15/23	269,675
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc(a)(b)
	1,250,000	3.337		12/15/27	1,247,902
Canadian Natural Resources Ltd. (a)
	775,000	3.850		06/01/27	791,018
ConocoPhillips Co. (a)
	120,000	4.200		03/15/21	126,188
	155,000	3.350		11/15/24	159,580
Devon Energy Corp.(a)
	250,000	3.250		05/15/22	254,299
	380,000	5.600		07/15/41	447,895
Halliburton Co.(a)
	350,000	3.800		11/15/25	363,743
	250,000	4.850		11/15/35	280,461
Petrobras Global Finance BV
	20,000	8.750		05/23/26	23,905
	440,000	7.375		01/17/27	484,000
	33,000	5.999	(b)	01/27/28	33,215
	230,000	6.850	(d)	06/05/15	220,800
Petroleos de Venezuela SA

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
	$5,140,000	6.000%		10/28/22	$ 938,050
	1,660,000	5.375	(e)	04/12/27	385,950
Petroleos Mexicanos
EUR	410,000	5.125		03/15/23	571,878
	$300,000	6.500	(b)	03/13/27	328,500
Pioneer Natural Resources Co.(a)
	525,000	3.450		01/15/21	535,570
	410,000	3.950		07/15/22	427,342
Reliance Industries Ltd.(b)
	320,000	3.667		11/30/27	316,400

					9,787,844

Pharmaceuticals – 1.3%
AbbVie, Inc.(a)
	550,000	2.500		05/14/20	551,695
Allergan Funding SCS
	1,125,000	2.350		03/12/18	1,125,891
	150,000	4.850	(a)	06/15/44	160,564
Bayer US Finance LLC(b)
	1,025,000	3.000		10/08/21	1,035,522
EMD Finance LLC(a)(b)
	950,000	2.950		03/19/22	954,080
Forest Laboratories LLC(a)(b)
	425,000	5.000		12/15/21	454,527
Mylan NV(a)
	1,275,000	3.950		06/15/26	1,285,668
Teva Pharmaceutical Finance Netherlands III BV
	525,000	2.200		07/21/21	479,572
	610,000	2.800		07/21/23	531,194
Valeant Pharmaceuticals International, Inc.(a)(b)
	450,000	7.000		03/15/24	483,750
Zoetis, Inc.(a)
	775,000	3.000		09/12/27	757,048

					7,819,511

Pipelines – 1.8%
Enbridge, Inc.(a)
	325,000	3.500		06/10/24	328,635
Energy Transfer LP(a)
	350,000	4.650		06/01/21	367,380
	70,000	3.600		02/01/23	70,074
	100,000	4.750		01/15/26	103,748
Enterprise Products Operating LLC(a)(c) (3M USD LIBOR + 3.708%)
	1,075,000	5.084		08/01/66	1,075,000
Kinder Morgan Energy Partners LP(a)
	1,025,000	3.500		09/01/23
	300,000	4.250		09/01/24	310,704
Kinder Morgan, Inc.
	1,175,000	3.050	(a)	12/01/19	1,185,293
	500	7.750		01/15/32	646
Plains All American Pipeline LP/PAA Finance Corp.(a)
	600,000	3.650		06/01/22	603,496
	925,000	3.850		10/15/23	920,607
	825,000	4.500		12/15/26	836,303
Sabine Pass Liquefaction LLC(a)
	800,000	6.250		03/15/22	890,105
	1,025,000	5.625		03/01/25	1,127,500
Sunoco Logistics Partners Operations LP(a)
	200,000	4.250		04/01/24	203,895

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Western Gas Partners LP(a)
$525,000	3.950%		06/01/25	$ 524,942
Williams Partners LP(a)
915,000	3.600		03/15/22	935,963
600,000	3.900		01/15/25	611,507

				11,121,458

Real Estate Investment Trust – 1.3%
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	820,498
American Tower Corp.
300,000	3.400		02/15/19	303,399
275,000	3.300	(a)	02/15/21	280,042
China Evergrande Group(a)
480,000	8.750		06/28/25	496,800
Crown Castle International Corp.
300,000	2.250	(a)	09/01/21	294,940
575,000	5.250		01/15/23	629,634
450,000	3.200	(a)	09/01/24	445,334
150,000	3.650	(a)	09/01/27	149,633
Education Realty Operating Partnership LP(a)
750,000	4.600		12/01/24	778,893
Life Storage LP(a)
275,000	3.875		12/15/27	273,988
MPT Operating Partnership LP/MPT Finance Corp.(a)
585,000	5.000		10/15/27	595,969
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	410,323
Realty Income Corp.(a)
525,000	3.650		01/15/28	528,871
Select Income REIT(a)
125,000	2.850		02/01/18	125,000
Trust F/1401(a)(b)
300,000	5.250		12/15/24	318,375
VEREIT Operating Partnership LP(a)
575,000	3.000		02/06/19	577,156
750,000	4.125		06/01/21	779,338
250,000	4.875		06/01/26	264,063

				8,072,256

Retailing(a) – 0.8%
Alimentation Couche-Tard, Inc.(b)
575,000	2.700		07/26/22	569,714
250,000	3.550		07/26/27	249,769
CVS Health Corp.
425,000	3.500		07/20/22	432,906
1,025,000	3.375		08/12/24	1,030,526
375,000	3.875		07/20/25	386,201
1,200,000	2.875		06/01/26	1,150,512
200,000	5.125		07/20/45	229,219
Dollar Tree, Inc.
50,000	5.250		03/01/20	50,865
150,000	5.750		03/01/23	157,125
Sally Holdings LLC/Sally Capital, Inc.
450,000	5.625		12/01/25	446,062
Walgreens Boots Alliance, Inc.
200,000	2.700		11/18/19	201,214

				4,904,113

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (5 year USD ICE Swap + 1.849%)
$825,000	4.125%		10/18/32	$ 825,279

Semiconductors(a)(b) – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
1,175,000	3.000		01/15/22	1,165,047
900,000	2.650		01/15/23	867,606

				2,032,653

Software(a) – 0.7%
Fidelity National Information Services, Inc.
558,000	3.625		10/15/20	573,330
Fiserv, Inc.
675,000	2.700		06/01/20	679,217
Microsoft Corp.
800,000	3.125		11/03/25	816,754
Oracle Corp.
775,000	2.500		05/15/22	776,221
1,350,000	3.250		11/15/27	1,372,903

				4,218,425

Supranational – 0.1%
Inter-American Development Bank
700,000	1.000		02/27/18	698,727

Telecommunication Services – 3.3%
AT&T, Inc.
250,000	2.800	(a)	02/17/21	251,107
1,250,000	3.200	(a)	03/01/22	1,263,489
1,375,000	3.000	(a)	06/30/22	1,377,443
775,000	3.600	(a)	02/17/23	792,802
400,000	4.450	(a)	04/01/24	423,125
175,000	3.950	(a)	01/15/25	179,176
2,150,000	3.400	(a)	05/15/25	2,113,773
600,000	4.125	(a)	02/17/26	613,713
1,075,000	4.250	(a)	03/01/27	1,095,873
150,000	3.900	(a)	08/14/27	151,002
375,000	5.150		03/15/42	389,088
Cisco Systems, Inc.
650,000	2.200		02/28/21	647,938
Digicel Ltd.(a)(b)
800,000	6.750		03/01/23	787,000
Nokia OYJ
579,000	4.375		06/12/27	569,933
Sprint Communications, Inc.(b)
250,000	7.000		03/01/20	267,187
Telecom Italia Capital SA
50,000	7.200		07/18/36	62,063
Telefonica Emisiones SAU
600,000	5.134		04/27/20	635,167
150,000	5.462		02/16/21	162,257
Verizon Communications, Inc.
981,000	2.946		03/15/22	986,975
2,875,000	5.150		09/15/23	3,198,851
1,775,000	4.150	(a)	03/15/24	1,866,930
700,000	2.625		08/15/26	659,322
100,000	4.125		03/16/27	104,271
300,000	5.250		03/16/37	329,905
50,000	4.125		08/15/46	46,190

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
$50,000	4.862%	08/21/46	$ 52,081
Wind Tre SpA(a)(b)
1,600,000	5.000	01/20/26	1,520,000

			20,546,661

Trucking & Leasing(b) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
500,000	2.875	07/17/18	502,159
750,000	3.050 (a)	01/09/20	758,995

			1,261,154

TOTAL CORPORATE OBLIGATIONS (Cost $175,492,107)			$176,274,299

Mortgage-Backed Obligations – 26.9%
Collateralized Mortgage Obligations – 3.6%
Interest Only(f) – 1.2%
FHLMC REMIC Series 4314, Class SE(c) (-1x1M LIBOR + 6.050%)
$1,024,723	4.573%	03/15/44	$ 168,313
FHLMC REMIC Series 4320, Class SD(c) (-1x1M LIBOR + 6.100%)
4,856,888	4.850	07/15/39	723,865
FHLMC REMIC Series 4326, Class GS(c) (-1x1M LIBOR + 6.050%)
559,462	4.573	04/15/44	90,940
FHLMC REMIC Series 4431, Class ST(c) (-1x1M LIBOR + 6.100%)
734,367	4.850	01/15/45	128,514
FHLMC REMIC Series 4583, Class ST(c) (-1x1M LIBOR + 6.000%)
2,036,834	4.523	05/15/46	368,115
FHLMC STRIPS Series 304, Class C45
364,171	3.000	12/15/27	32,863
FNMA REMIC Series 2010-126, Class LS(c) (-1x1M LIBOR + 5.000%)
1,089,407	3.758	11/25/40	150,209
FNMA REMIC Series 2011-124, Class SC(c) (-1x1M LIBOR + 6.550%)
569,919	5.223	12/25/41	95,935
FNMA REMIC Series 2012-5, Class SA(c) (-1x1M LIBOR + 5.950%)
764,782	4.623	02/25/42	116,629
FNMA REMIC Series 2012-88, Class SB(c) (-1x1M LIBOR + 6.670%)
515,926	5.343	07/25/42	90,911
FNMA REMIC Series 2013-121, Class SA(c) (-1x1M LIBOR + 6.100%)
647,243	4.773	12/25/43	96,477
FNMA REMIC Series 2013-130, Class SN(c) (-1x1M LIBOR + 6.650%)
1,062,932	5.098	10/25/42	182,568
FNMA REMIC Series 2013-96, Class SW(c) (-1x1M LIBOR + 6.100%)
290,911	4.773	09/25/43	44,244
FNMA REMIC Series 2014-6, Class SA(c) (-1x1M LIBOR + 6.600%)
585,510	5.273	02/25/44	103,645
FNMA REMIC Series 2014-87, Class MS(c) (-1x1M LIBOR + 6.250%)
1,008,707	4.923	01/25/45	155,427
FNMA REMIC Series 2015-28, Class PS(c) (-1x1M LIBOR + 5.600%)
1,710,798	4.273	08/25/44	236,922
FNMA REMIC Series 2015-79, Class SA(c) (-1x1M LIBOR + 6.250%)
531,653	4.923	11/25/45	84,227
FNMA REMIC Series 2015-82, Class MS(c) (-1x1M LIBOR + 5.700%)
661,759	4.373	11/25/45	90,010
FNMA REMIC Series 2015-86, Class BS(c) (-1x1M LIBOR + 5.700%)
310,604	4.373	11/25/45	41,544
FNMA REMIC Series 2016-1, Class SJ(c) (-1x1M LIBOR + 6.150%)
1,467,308	4.598	02/25/46	273,593
FNMA REMIC Series 2016-3, Class IP
1,396,416	4.000	02/25/46	282,618

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FNMA REMIC Series 2016-69, Class BS(c) (-1x1M LIBOR + 6.100%)
$3,292,421	4.773%	10/25/46	$ 474,540
GNMA REMIC Series 2010-101, Class S(c) (-1x1M LIBOR + 6.000%)
557,750	4.499	08/20/40	85,760
GNMA REMIC Series 2010-20, Class SE(c) (-1x1M LIBOR + 6.250%)
1,173,199	4.749	02/20/40	189,116
GNMA REMIC Series 2010-31, Class SA(c) (-1x1M LIBOR + 5.750%)
440,356	4.249	03/20/40	62,852
GNMA REMIC Series 2012-149, Class MS(c) (-1x1M LIBOR + 6.250%)
125,125	4.749	12/20/42	20,239
GNMA REMIC Series 2013-113, Class SD(c) (-1x1M LIBOR + 6.700%)
434,604	5.209	08/16/43	72,838
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M LIBOR + 6.100%)
160,858	4.599	09/20/43	25,128
GNMA REMIC Series 2013-152, Class SG(c) (-1x1M LIBOR + 6.150%)
501,127	4.649	06/20/43	78,652
GNMA REMIC Series 2013-167, Class SG(c) (-1x1M LIBOR + 6.150%)
233,374	4.649	11/20/43	36,587
GNMA REMIC Series 2013-181, Class SA(c) (-1x1M LIBOR + 6.100%)
665,845	4.599	11/20/43	105,237
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M LIBOR + 6.100%)
825,223	4.599	10/20/43	112,494
GNMA REMIC Series 2014-133, Class BS(c) (-1x1M LIBOR + 5.600%)
403,996	4.099	09/20/44	54,450
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M LIBOR + 5.600%)
382,303	4.099	11/20/44	50,130
GNMA REMIC Series 2014-188, Class IB
963,696	4.000	12/20/44	144,320
GNMA REMIC Series 2014-41, Class SA(c) (-1x1M LIBOR + 6.100%)
181,635	4.599	03/20/44	28,943
GNMA REMIC Series 2015-110, Class MS(c) (-1x1M LIBOR + 5.710%)
2,719,389	4.209	08/20/45	372,842
GNMA REMIC Series 2015-111, Class IM
1,180,868	4.000	08/20/45	189,001
GNMA REMIC Series 2015-117, Class KI
1,817,881	5.000	08/20/45	377,717
GNMA REMIC Series 2015-119, Class SN(c) (-1x1M LIBOR + 6.250%)
555,079	4.749	08/20/45	90,018
GNMA REMIC Series 2015-123, Class SP(c) (-1x1M LIBOR + 6.250%)
580,875	4.749	09/20/45	92,324
GNMA REMIC Series 2015-126, Class HS(c) (-1x1M LIBOR + 6.200%)
255,372	4.699	09/20/45	39,715
GNMA REMIC Series 2015-14, Class IO
873,224	5.000	10/20/44	182,387
GNMA REMIC Series 2015-167, Class AS(c) (-1x1M LIBOR + 6.250%)
427,379	4.749	11/20/45	65,933
GNMA REMIC Series 2015-168, Class SD(c) (-1x1M LIBOR + 6.200%)
272,724	4.699	11/20/45	42,465
GNMA REMIC Series 2015-57, Class AS(c) (-1x1M LIBOR + 5.600%)
2,236,951	4.099	04/20/45	298,959
GNMA REMIC Series 2015-64, Class SG(c) (-1x1M LIBOR + 5.600%)
1,411,794	4.099	05/20/45	223,680
GNMA REMIC Series 2016-109, Class IH
1,674,069	4.000	10/20/45	265,117
GNMA REMIC Series 2016-27, Class IA
875,330	4.000	06/20/45	124,289
GNMA REMIC Series 2016-4, Class SM(c) (-1x1M LIBOR + 5.650%)
936,955	4.149	01/20/46	129,014
GNMA REMIC Series 2016-6, Class SB(c) (-1x1M LIBOR + 5.650%)
761,093	4.149	01/20/46	106,616

			7,698,932

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – 0.0%
FNMA REMIC Series 2011-63, Class FG(1M LIBOR + 0.450%)
	$141,804	1.778%	07/25/41	$ 142,632
Sequential Fixed Rate – 0.2%
FNMA REMIC Series 2005-70, Class PA
	73,465	5.500	08/25/35	81,433
FNMA REMIC Series 2011-52, Class GB
	564,478	5.000	06/25/41	613,666
FNMA REMIC Series 2012-111, Class B
	51,151	7.000	10/25/42	58,822
FNMA REMIC Series 2012-153, Class B
	136,063	7.000	07/25/42	156,828

				910,749

Sequential Floating Rate(c) – 2.2%
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3 (1M USD LIBOR + 0.250%)
	1,883,903	1.578	11/25/36	1,334,678
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b)(g) (3M EURIBOR + 2.750%)
EUR	937,538	2.750	04/20/20	1,116,468
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1(1M LIBOR + 0.140%)
	410,596	1.469	07/25/47	387,214
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A (1M USD LIBOR + 0.200%)
	1,714,703	1.483	10/19/36	1,532,774
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 (1M USD LIBOR + 3.300%)
	260,000	4.628	10/25/27	291,271
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
	1,000,000	4.802	05/25/25	1,130,513
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B (12M MTA + 1.200%)
	226,601	2.202	12/25/46	223,951
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(b) (1M USD LIBOR + 0.850%)
	4,250,000	2.096	07/10/19	4,250,308
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(b) (1M USD LIBOR + 0.550%)
	2,250,000	1.796	08/12/19	2,250,000
Station Place Securitization Trust Series 2015-2, Class A(b) (1M USD LIBOR + 1.050%)
	950,000	2.296	05/15/18	950,000

				13,467,177

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,219,490

Federal Agencies – 23.3%
Adjustable Rate FHLMC(c) – 0.0% (12M USD LIBOR + 1.771%)
	44,416	3.517%	09/01/35	$ 46,505

FHLMC – 1.1%
	737	5.000	05/01/18	752
	175,763	6.000	08/01/27	196,327
	17,315	5.000	08/01/33	18,872

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$3,252	5.000%	09/01/33	$ 3,544
4,410	5.000	10/01/33	4,806
2,625	6.000	12/01/33	2,989
4,445	5.000	11/01/34	4,852
245,752	5.000	12/01/34	268,290
6,567	5.000	07/01/35	7,169
3,330	5.000	11/01/35	3,629
29,726	6.500	08/01/37	34,372
107,348	6.500	10/01/37	124,755
21,348	6.500	09/01/38	24,379
170,308	6.000	01/01/39	192,189
168,452	7.000	02/01/39	195,907
49,330	5.000	03/01/39	53,476
10,482	5.000	05/01/39	11,363
30,452	5.000	04/01/40	33,115
6,061	5.000	08/01/40	6,570
658,837	5.500	08/01/40	725,795
71,330	4.000	02/01/41	75,108
810	5.000	04/01/41	881
4,909	5.000	06/01/41	5,314
450,976	3.500	06/01/45	466,267
357,443	3.500	10/01/45	369,451
3,329,775	3.500	03/01/46	3,441,635
862,828	3.500	06/01/46	894,375

			7,166,182

FNMA – 12.7%
14,082	6.000	06/01/21	14,750
27,548	5.000	08/01/23	28,921
12,549	5.500	09/01/23	13,184
7,607	5.500	10/01/23	8,023
54,821	5.000	02/01/24	57,339
65,834	5.500	05/01/25	67,179
46,066	6.000	12/01/32	52,074
878	5.500	03/01/33	973
86,076	5.500	04/01/33	96,486
216	6.000	05/01/33	243
2,405	5.000	08/01/33	2,601
628	5.500	09/01/33	696
20,726	5.500	12/01/33	22,966
106	6.000	12/01/33	121
786	5.500	02/01/34	870
9,464	6.000	02/01/34	10,714
1,252	5.500	03/01/34	1,390
155	5.500	04/01/34	173
4,067	5.500	09/01/34	4,506
1,586	5.500	10/01/34	1,752
4,965	5.500	12/01/34	5,499
31,756	5.000	04/01/35	34,605
154	6.000	04/01/35	175
3,656	5.500	05/01/35	4,052
1,531	5.500	07/01/35	1,707
101,671	6.000	07/01/35	115,098
967	5.500	09/01/35	1,076
122,413	6.000	09/01/35	137,581
4,010	6.000	03/01/36	4,555
5,412	6.000	04/01/36	6,143
67	5.500	02/01/37	74
101	5.500	04/01/37	112
3,470	5.000	02/01/38	3,729
9,364	5.500	02/01/38	10,348
188	5.500	03/01/38	208

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$161	5.500%	06/01/38		$ 179
129	5.500	07/01/38		144
137	5.500	08/01/38		153
113	5.500	09/01/38		126
127,520	6.000	11/01/38		142,322
50	5.500	12/01/38		55
47,380	6.000	12/01/38		53,516
11,559	4.500	02/01/39		12,363
106,489	7.000	03/01/39		123,271
10,753	4.500	04/01/39		11,596
2,725	5.500	06/01/39		3,027
32,993	5.000	07/01/39		35,758
12,531	4.500	08/01/39		13,513
451,716	5.000	10/01/39		489,573
2,373	5.500	11/01/39		2,637
168,097	4.500	12/01/39		181,276
168,766	4.500	06/01/40		180,937
72,992	4.500	08/01/41		78,338
31,013	3.500	11/01/41		32,081
572,271	3.500	12/01/41		590,913
141,502	5.000	12/01/41		153,273
1,002,241	3.500	02/01/42		1,034,615
1,291,857	3.500	03/01/42		1,333,587
37,041	3.500	06/01/42		38,318
422,235	3.500	07/01/42		435,874
405,701	3.500	09/01/42		418,806
21,596	3.500	10/01/42		22,341
83,505	3.000	12/01/42		84,302
201,514	3.000	01/01/43		203,450
57,466	3.000	02/01/43		58,018
19,753	3.000	03/01/43		19,943
279,412	3.000	04/01/43		282,097
43,961	3.000	05/01/43		44,383
62,841	3.500	05/01/43		65,045
64,056	3.000	06/01/43		64,671
18,051	3.000	07/01/43		18,224
994,274	3.500	07/01/43		1,026,305
467,337	3.500	08/01/43		482,483
36,445	3.500	09/01/43		37,723
623,956	3.500	11/01/43		644,111
91,790	3.500	01/01/44		94,995
61,953	5.000	06/01/44		66,627
28,450	3.500	03/01/45		29,233
633,122	3.000	04/01/45		635,150
2,920,348	4.500	04/01/45		3,163,901
327,759	4.500	05/01/45		355,350
919,791	4.000	11/01/45		963,536
109,206	4.000	01/01/46		114,399
295,616	4.000	03/01/46		309,634
887,095	3.500	06/01/46		919,876
192,320	4.000	06/01/46		201,419
49,189	4.000	08/01/46		51,516
312,483	4.000	10/01/46		327,268
13,999,993	4.500	04/01/47		14,988,195
18,998,509	4.500	01/01/48		20,229,702
1,000,000	3.000	TBA-30yr	(h)	1,000,234
7,000,000	3.500	TBA-30yr	(h)	7,189,766
9,000,000	4.000	TBA-30yr	(h)	9,413,438

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,000,000	4.500%	TBA-30yr	(h)	$ 8,511,250
1,000,000	5.000	TBA-30yr	(h)	1,074,609

				78,769,368

GNMA – 9.5%
46,470	5.500	11/15/32		51,364
21,328	5.500	01/15/33		23,392
56,373	5.500	02/15/33		62,580
54,918	5.500	03/15/33		60,964
54,116	5.500	07/15/33		60,027
25,450	5.500	08/15/33		28,252
19,178	5.500	09/15/33		21,289
35,965	5.500	04/15/34		39,922
8,754	5.500	05/15/34		9,717
245,432	5.500	09/15/34		272,433
236,491	5.500	12/15/34		262,508
189,603	5.500	01/15/35		210,462
1,384	5.500	05/15/36		1,532
35,499	5.000	11/15/40		38,517
10,119	4.000	02/20/41		10,696
15,499	4.000	11/20/41		16,330
2,559	4.000	01/20/42		2,697
8,288	4.000	04/20/42		8,733
4,533	4.000	10/20/42		4,775
1,442,093	4.000	08/20/43		1,518,985
1,797,190	4.000	10/20/43		1,893,017
8,946	4.000	03/20/44		9,415
10,836	4.000	05/20/44		11,403
752,818	4.000	11/20/44		791,782
170,115	4.000	12/20/44		178,920
49,914	4.000	05/20/45		52,498
196,215	4.000	07/20/45		206,371
1,672,802	4.000	08/20/45		1,757,291
4,234,984	4.000	09/20/45		4,448,884
5,340,000	4.000	10/20/45		5,609,712
1,728,260	4.000	11/20/45		1,815,551
5,314,385	4.000	01/20/46		5,579,481
1,325,210	4.000	02/20/46		1,391,316
688,118	4.000	03/20/46		722,444
6,678,461	4.000	06/20/47		6,967,774
2,895,979	4.000	07/20/47		3,024,149
3,000,000	4.000	12/20/47		3,147,070
18,000,000	4.000	TBA-30yr	(h)	18,767,812

				59,080,065

TOTAL FEDERAL AGENCIES				$145,062,120

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $166,232,340)				$167,281,610

Agency Debentures – 2.4%
FHLB
$2,400,000	4.625%	09/11/20		$ 2,559,799
400,000	5.375	08/15/24		470,624
FNMA
4,000,000	1.875	09/24/26		3,773,440
800,000	6.250	05/15/29		1,068,152

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Agency Debentures – (continued)
Hashemite Kingdom of Jordan Government AID Bond(i)
$1,600,000	2.503%	10/30/20	$ 1,618,096
Israel Government AID Bond(i)
2,000,000	5.500	09/18/23	2,327,000
300,000	5.500	12/04/23	350,094
877,000	5.500	04/26/24	1,031,861
40,000	5.500	09/18/33	53,419
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	607,607
Tennessee Valley Authority
1,200,000	3.875	02/15/21	1,263,780

TOTAL AGENCY DEBENTURES (Cost $15,054,268)			$ 15,123,872

Asset-Backed Securities(c) – 14.7%
Collateralized Loan Obligations(b) – 6.7%
ACIS CLO Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 0.870%)
$2,022,431	2.174%	04/18/24	$ 2,023,344
ACIS CLO Ltd. Series 2013-1A, Class B (3M USD LIBOR + 1.950%)
597,200	3.254	04/18/24	597,917
ACIS CLO Ltd. Series 2013-1A, Class C (3M USD LIBOR + 2.950%)
377,200	4.254	04/18/24	378,450
Apidos CLO X Series 2012-10A, Class A (3M USD LIBOR + 1.420%)
1,146,428	2.731	10/30/22	1,147,554
BlueMountain CLO Ltd. Series 2014-2A, Class AR (3M USD LIBOR + 0.930%)
3,050,000	2.237	07/20/26	3,058,345
CBAM Ltd. Series 2017-3A, Class A (3M USD LIBOR + 1.230%)
3,450,000	2.599	10/17/29	3,453,478
Crown Point CLO Ltd. Series 2015-3A, Class A1AR (3M USD LIBOR + 0.910%)
3,200,000	2.269	12/31/27	3,200,554
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
3,000,000	2.554	07/15/26	3,006,714
Greywolf CLO V Ltd. Series 2015-1A, Class A1 (3M USD LIBOR + 1.600%)
1,450,000	2.914	04/25/27	1,452,324
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A (3M USD LIBOR + 1.390%)
2,300,000	2.704	07/25/27	2,301,461
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R (3M USD LIBOR + 1.050%)
3,050,000	2.354	07/15/27	3,061,157
NewMark Capital Funding CLO Ltd. Series 2013-1A, Class A2 (3M USD LIBOR + 1.120%)
1,899,389	2.436	06/02/25	1,901,465
OCP CLO Ltd. Series 2012-2A, Class A1R (3M USD LIBOR + 1.400%)
1,500,000	2.715	11/22/25	1,510,124
OFSI Fund V Ltd. Series 2013-5A, Class A1LA (3M USD LIBOR + 0.930%)
686,335	2.234	04/17/25	686,526
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
4,350,000	2.283	10/20/27	4,357,734
Regatta IV Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.020%)
1,550,000	2.334	07/25/26	1,553,036
Voya CLO Ltd. Series 2014-4A, Class A1R (3M USD LIBOR + 0.950%)
4,450,000	2.254	10/14/26	4,458,824

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Asset-Backed Securities (c) – (continued)
Whitehorse Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
$3,450,000	2.464%	07/17/26	$ 3,455,672

			41,604,679

Home Equity – 0.6%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(1M LIBOR + 0.800%)
6,614	2.128	10/27/32	6,415
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 (1M USD LIBOR + 0.660%)
2,398	1.988	10/25/32	2,399
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
1,277	1.948	01/25/32	1,177
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
33,165	7.000	09/25/37	33,550
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
30,788	7.000	09/25/37	31,683
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	1.928	11/25/32	234
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
1,400,000	1.559	04/25/37	1,261,336
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
3,375,163	1.548	04/25/37	1,520,316
Renaissance Home Equity Loan Trust Series 2003-2, Class A (1M USD LIBOR + 0.880%)
1,069	2.209	08/25/33	1,045
Renaissance Home Equity Loan Trust Series 2003-3, Class A (1M USD LIBOR + 0.500%)
3,149	2.328	12/25/33	3,106
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4 (1M USD LIBOR + 0.170%)
1,110,626	1.498	01/25/37	1,071,161

			3,932,422

Student Loan – 7.4%
Academic Loan Funding Trust Series 2012-1A, Class A2(b) (1M USD LIBOR + 1.100%)
2,750,000	2.428	12/27/44	2,746,734
Access Group, Inc. Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
2,428,779	1.538	09/26/33	2,398,419
ECMC Group Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.350%)
2,102,745	2.678	07/26/66	2,122,174
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(b) (1M USD LIBOR + 0.800%)
1,263,200	2.128	10/25/56	1,263,985
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(b) (1M USD LIBOR + 1.350%)
2,600,000	2.678	03/25/36	2,670,224
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
1,650,000	2.328	04/25/33	1,649,999
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3 (1M USD LIBOR + 1.050%)
1,500,000	2.333	07/20/43	1,522,410

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
Navient Student Loan Trust Series 2016-5A, Class A(b) (1M USD LIBOR + 1.250%)
$4,645,988	2.578%	06/25/65	$4,757,407
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
2,385,769	2.478	03/25/66	2,441,165
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
5,030,848	2.378	12/27/66	5,090,901
Nelnet Student Loan Trust Series 2006-1, Class A6(b) (3M USD LIBOR + 0.450%)
2,600,000	1.764	08/23/36	2,540,027
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
2,190,477	2.478	09/25/65	2,223,951
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
534,631	2.064	10/28/41	530,749
SLM Student Loan Trust Series 2003-7A, Class A5A(b) (3M USD LIBOR + 1.200%)
1,984,784	2.520	12/15/33	1,984,768
SLM Student Loan Trust Series 2004-8A, Class A6(b) (3M USD LIBOR + 0.630%)
1,300,000	1.944	01/25/40	1,293,637
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
344,755	1.434	01/25/27	343,174
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,650,000	1.454	10/25/28	1,643,709
SLM Student Loan Trust Series 2005-5, Class A5 (3M USD LIBOR + 0.750%)
550,000	2.064	10/25/40	546,481
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
832,375	1.414	04/25/27	830,445
SLM Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.110%)
920,108	1.424	07/25/25	919,843
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
1,012,704	1.644	01/25/22	1,000,020
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
279,506	2.064	04/25/23	279,204
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
668,573	2.964	07/25/22	684,663
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
2,055,029	3.014	07/25/23	2,119,973
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
1,400,000	2.414	07/25/23	1,417,557

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-8, Class A4 (3M USD LIBOR + 1.500%)
	$850,000	2.814%		04/25/23	$ 871,467

					45,893,086

TOTAL ASSET-BACKED SECURITIES (Cost $89,885,016)					$ 91,430,187

Foreign Debt Obligations – 1.9%
Sovereign – 1.9%
Brazil Letras do Tesouro Nacional(j)
BRL	3,072,000	0.000%		10/01/19	$ 812,252
Dominican Republic
DOP	100,000	10.375		03/04/22	2,237
	300,000	14.500		02/10/23	7,488
	$280,000	6.600	(b)	01/28/24	313,083
	210,000	6.600		01/28/24	234,813
	360,000	6.875	(b)	01/29/26	411,935
	191,000	8.625		04/20/27	230,639
DOP	100,000	11.375		07/06/29	2,331
	$120,000	6.850		01/27/45	134,932
Perusahaan Penerbit SBSN(b)
	260,000	4.325		05/28/25	271,375
	220,000	4.150		03/29/27	226,600
Republic of Argentina
EUR	470,000	3.375		01/15/23	575,185
	410,000	5.250		01/15/28	511,596
	40,000	2.260	(k)	12/31/38	34,976
	$100,000	2.500	(k)	12/31/38	73,500
EUR	100,000	6.250		11/09/47	121,658
	$1,220,000	7.125	(b)(l)	06/28/17	1,259,955
Republic of Ecuador
	360,000	9.625		06/02/27	411,759
	930,000	8.875	(b)	10/23/27	1,018,996
Republic of Indonesia(b)
EUR	250,000	2.150		07/18/24	314,586
	$320,000	4.125		01/15/25	332,400
	1,060,000	4.750		01/08/26	1,151,425
	810,000	3.850		07/18/27	831,263
Republic of South Africa
ZAR	1,650,000	8.000		01/31/30	121,614
	4,340,000	7.000		02/28/31	291,001
	13,230,000	8.250		03/31/32	974,921
	1,520,000	8.875		02/28/35	115,593
	2,890,000	6.250		03/31/36	167,971
	180,000	9.000		01/31/40	13,530
	870,000	6.500		02/28/41	49,520

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$4,130,000	8.750%		01/31/44	$ 300,302
Republic of Venezuela
	$140,000	6.000		12/09/20	31,325
	490,000	9.250	(e)	05/07/28	99,838
United Mexican States
MXN	3,046,400	6.500		06/10/21	149,704
	5,650,300	6.500		06/09/22	275,146
	1,887,000	8.000		12/07/23	97,626
	1,125,400	7.750		11/23/34	57,195
	48,700	8.000		11/07/47	2,528

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $11,403,544)					$ 12,032,798

Structured Notes(j) – 0.8%
Arab Republic of Egypt (Issuer Citibank NA)
	$5,375,000	0.000%		02/08/18	$ 296,556
	30,620,000	0.000	(b)	05/03/18	1,621,792
	24,050,000	0.000	(b)	05/10/18	1,270,024
	10,000,000	0.000	(b)	11/01/18	490,377
Arab Republic of Egypt (Issuer HSBC Bank PLC)(b)
	8,500,000	0.000		06/07/18	442,096
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)(b)
EGP	10,100,000	0.000		02/15/18	552,949
	6,675,000	0.000		05/17/18	349,634

TOTAL STRUCTURED NOTES (Cost $4,985,403)					$ 5,023,428

Municipal Debt Obligations – 1.0%
California(a) – 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$330,458
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950		03/01/36	697,950
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,205,595

					2,234,003

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010(a)
	115,000	6.630		02/01/35	127,618
	730,000	7.350		07/01/35	844,004
Illinois State GO Bonds Taxable-Pension Series 2003
	965,000	5.100		06/01/33	963,398

					1,935,020

Minnesota(a)(c) – 0.1%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1(3M USD LIBOR + 0.100%)
	470,207	1.478		04/28/30	467,536

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New York(a) – 0.1%
Port Authority of New York & New Jersey Consolidated Bonds-192 Series 2015
$375,000	4.810%	10/15/65	$ 456,814

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	327,077

Puerto Rico(a) – 0.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
85,000	6.000	07/01/38	54,081
5,000	6.000	07/01/44	3,181
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
120,000	5.500	07/01/28	73,950
20,000	5.750	07/01/37	12,325
35,000	6.000	07/01/47	21,665
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
50,000	5.000	07/01/33	30,812
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(e)
10,000	5.750	07/01/41	2,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(e)
15,000	5.500	07/01/32	3,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(e)
10,000	5.750	07/01/38	2,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(e)
860,000	5.750	07/01/28	193,500
170,000	5.000	07/01/41	38,250
Puerto Rico Commonwealth GO Bonds Series 2014 A(e)
400,000	8.000	07/01/35	95,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(e)
10,000	5.250	07/01/27	2,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(e)(j)
15,000	0.000	08/01/37	418
15,000	0.000	08/01/38	392
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(e)
105,000	5.250	08/01/27	10,238
495,000	6.750	08/01/32	48,262
95,000	5.750	08/01/37	9,263
15,000	6.375	08/01/39	1,463
510,000	6.000	08/01/42	49,725
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(e)
25,000	4.500	08/01/21	2,438
50,000	6.250	08/01/33	4,375
80,000	5.500	08/01/37	7,800
135,000	5.375	08/01/39	13,162
605,000	5.500	08/01/42	58,987
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(e)
15,000	5.375	08/01/38	1,463
290,000	6.000	08/01/39	28,275
1,005,000	5.250	08/01/41	97,987

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(a) – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(e)
$370,000	5.000%	08/01/43	$ 36,075
125,000	5.250	08/01/43	12,188
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(e)
130,000	5.500	08/01/28	12,675

			928,075

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,792,212)			$ 6,348,525

U.S. Treasury Obligations – 23.5%
United States Treasury Bill(j)
10,930,000	0.000%	05/24/18	$ 10,867,481
United States Treasury Bonds
3,960,000	2.750	11/15/42	3,985,463
5,990,000	3.625	02/15/44	7,001,950
4,120,000	3.125	08/15/44	4,428,052
2,080,000	3.000	11/15/44	2,185,560
100,000	2.875	08/15/45	102,588
6,560,000	3.000	11/15/45	6,890,690
14,800,000	2.875	11/15/46	15,185,244
1,100,000	2.750	11/15/47	1,101,859
United States Treasury Inflation Indexed Bonds
1,714,246	0.375	07/15/27	1,705,983
2,125,465	2.500	01/15/29	2,580,463
364,364	1.000	02/15/46	389,717
541,581	0.875	02/15/47	563,422
United States Treasury Notes
68,060,000	2.125	07/31/24	67,264,379
1,210,000	2.375	08/15/24	1,214,078
9,190,000	2.125	11/30/24	9,069,519
4,560,000	2.250	12/31/24	4,535,787
3,980,000	2.000	11/15/26	3,852,043
United States Treasury Strip Coupon(j)
2,800,000	0.000	02/15/35	1,767,836
1,800,000	0.000	02/15/36	1,103,688

TOTAL U.S. TREASURY OBLIGATIONS (Cost $145,172,509)			$145,795,802

Shares	Rate	Value
Preferred Stock(a)(c) – 0.1%
Property Insurance – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
26,843	4.606%	$ 567,729
(Cost $597,116)

Shares		Distribution Rate	Value
Investment Company(m) – 3.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
21,567,227		1.228%	$ 21,567,227
(Cost $21,567,227)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $639,181,742)			$ 641,445,477

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 1.2%
Certificates of Deposit – 0.7%
Societe Generale SA
$2,000,000	1.590%	01/18/18	$ 2,000,078
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2,500,000	1.690	01/25/18	2,500,150

			4,500,228

Commercial Paper(j) – 0.5%
Electricite de France SA
2,700,000	0.000	01/05/18	2,699,118

TOTAL SHORT-TERM INVESTMENTS (Cost $7,199,447)			$ 7,199,346

TOTAL INVESTMENTS – 104.4% (Cost $646,381,189)			$648,644,823

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.4)%			(27,325,555)

NET ASSETS – 100.0%			$621,319,268

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $124,280,447, which represents approximately 20.0% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Actual maturity date is June 05, 2115.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $45,957,109 which represents approximately 7.4% of net assets as of December 31, 2017.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,380,470, which represents approximately 0.9% of net assets as of December 31, 2017.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2017.

(l)	Actual maturity date is June 28, 2117.

(m)	Represents an Affiliated Fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit

LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co Int. PLC	ARS	5,383,807	USD	286,615	$288,722	01/02/18	$2,107
	ARS	10,451,194	USD	550,000	550,807	02/02/18	807
	AUD	3,161,000	NZD	3,476,122	2,465,963	03/21/18	4,932
	AUD	1,403,634	USD	1,074,412	1,095,188	01/16/18	20,777
	AUD	11,250,463	USD	8,536,376	8,776,726	03/21/18	240,350
	BRL	7,663,133	USD	2,287,649	2,301,200	02/02/18	13,550
	CAD	3,594,797	USD	2,803,748	2,860,702	01/17/18	56,955
	CAD	13,622,129	USD	10,645,362	10,848,541	03/21/18	203,180
	CHF	4,466,110	EUR	3,815,389	4,610,375	03/21/18	9,869
	CHF	257,571	USD	261,998	265,891	03/21/18	3,892
	CLP	360,248,524	USD	556,000	585,389	01/04/18	29,389
	CLP	1,427,738,702	USD	2,193,524	2,320,017	01/05/18	126,493
	CLP	1,096,481,089	USD	1,677,680	1,781,737	01/11/18	104,058
	CLP	972,305,148	USD	1,491,745	1,579,957	01/16/18	88,212
	CLP	360,248,524	USD	584,231	585,389	01/22/18	1,158
	CLP	352,302,500	USD	539,514	572,307	02/22/18	32,793
	CNH	15,823,467	USD	2,379,239	2,418,355	03/21/18	39,115
	CNY	18,755,289	USD	2,833,860	2,878,766	01/12/18	44,906
	CNY	4,189,211	USD	641,288	641,688	02/05/18	400
	CZK	47,731,165	EUR	1,789,697	2,241,949	01/03/18	94,198
	CZK	47,731,165	EUR	1,860,864	2,250,631	03/21/18	6,845
	EUR	4,801,879	CHF	5,587,908	5,789,990	03/21/18	21,585
	EUR	8,006,710	GBP	7,056,423	9,654,301	03/21/18	101,144
	EUR	116,804	HUF	36,324,758	140,839	03/21/18	6
	EUR	1,499,390	JPY	200,514,917	1,808,051	03/22/18	20,851
	EUR	1,502,569	NOK	14,798,765	1,811,762	03/21/18	5,271
	EUR	460,989	SEK	4,534,394	555,849	03/21/18	327
	EUR	4,913,649	USD	5,863,408	5,906,841	01/31/18	43,433
	EUR	5,112,400	USD	6,096,982	6,164,410	03/21/18	67,427
	GBP	1,678,000	USD	2,206,901	2,267,046	01/19/18	60,146
	GBP	4,530,530	USD	6,096,449	6,133,544	03/21/18	37,094
	HUF	2,736,149,264	EUR	8,774,505	10,608,215	03/21/18	28,125
	IDR	46,560,680,584	USD	3,426,114	3,439,899	01/11/18	13,785
	IDR	42,376,036,243	USD	3,102,285	3,130,537	01/12/18	28,253
	IDR	33,579,323,501	USD	2,469,076	2,480,040	01/16/18	10,965
	IDR	5,220,049,716	USD	383,348	385,459	01/19/18	2,111
	IDR	14,937,267,000	USD	1,101,000	1,102,072	02/02/18	1,072
	IDR	56,747,967,959	USD	4,148,446	4,181,870	02/20/18	33,423
	INR	6,652,114	USD	102,577	104,217	01/05/18	1,640
	INR	270,975,450	USD	4,198,460	4,244,820	01/08/18	46,360
	INR	69,132,872	USD	1,043,169	1,082,507	01/12/18	39,338
	INR	343,096,405	USD	5,262,832	5,364,964	01/25/18	102,130
	INR	260,545,652	USD	4,011,444	4,071,131	02/02/18	59,690
	INR	222,111,244	USD	3,416,630	3,465,885	02/15/18	49,256
	INR	180,317,712	USD	2,798,373	2,810,512	02/26/18	12,137
	JPY	101,727,000	USD	897,651	903,384	01/12/18	5,733
	JPY	925,114,067	USD	8,217,006	8,245,595	03/22/18	28,588
	KRW	5,124,223,583	USD	4,709,195	4,802,538	01/16/18	93,342
	KRW	409,841,455	USD	378,327	384,141	01/22/18	5,814
	KRW	357,930,895	USD	330,835	335,502	01/26/18	4,666
	MXN	4,403,188	USD	219,852	220,700	03/21/18	848
	NOK	43,621,784	EUR	4,402,427	5,324,926	03/21/18	16,584
	NOK	7,787,237	USD	941,354	950,591	03/21/18	9,236

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co Int. PLC (continued)	NZD	29,775,862	USD	20,540,681	$21,080,780	03/21/18	$540,099
	PHP	44,850,028	USD	894,859	898,360	01/03/18	3,501
	PHP	12,438,650	USD	245,000	249,136	01/05/18	4,136
	PHP	33,092,482	USD	651,609	662,767	01/08/18	11,158
	PHP	55,194,435	USD	1,070,386	1,105,071	01/26/18	34,685
	PHP	55,194,435	USD	1,094,042	1,102,375	03/22/18	8,332
	PLN	51,651,320	EUR	12,205,653	14,843,080	03/21/18	125,793
	RUB	735,966,766	USD	12,413,775	12,668,159	02/12/18	254,381
	SEK	317,394,273	EUR	31,932,183	38,884,882	03/21/18	381,814
	SEK	5,103,000	USD	607,305	623,500	02/06/18	16,195
	SEK	11,469,914	USD	1,368,607	1,405,213	03/21/18	36,605
	SGD	957,730	USD	712,224	716,991	03/21/18	4,767
	THB	18,261,443	USD	553,000	560,659	01/19/18	7,659
	TRY	12,471,204	USD	3,039,479	3,212,146	03/21/18	172,667
	TWD	20,086,560	USD	672,077	675,950	01/02/18	3,873
	TWD	50,079,822	USD	1,670,617	1,694,100	01/23/18	23,484
	TWD	9,966,834	USD	333,897	337,262	01/26/18	3,365
	TWD	18,956,460	USD	641,288	642,012	02/05/18	724
	TWD	20,767,956	USD	696,748	705,561	03/08/18	8,813
	USD	291,332	ARS	5,383,807	288,722	01/02/18	2,609
	USD	605,209	AUD	774,519	604,219	03/21/18	990
	USD	2,167,088	BRL	7,162,564	2,158,559	01/03/18	8,529
	USD	5,249,399	BRL	17,295,624	5,193,788	02/02/18	55,613
	USD	549,942	CAD	688,874	548,613	03/21/18	1,329
	USD	2,321,904	CLP	1,427,738,702	2,320,017	01/05/18	1,887
	USD	1,101,654	CLP	677,682,002	1,101,206	01/22/18	448
	USD	550,858	CLP	338,675,008	550,296	02/05/18	562
	USD	445,307	EUR	369,180	445,149	03/21/18	158
	USD	724,516	GBP	534,687	723,872	03/21/18	645
	USD	9,496,299	HKD	73,594,545	9,435,861	03/27/18	60,438
	USD	2,086,000	HKD	16,158,500	2,073,373	05/11/18	12,627
	USD	2,757,000	HKD	21,389,181	2,750,182	09/19/18	6,818
	USD	16,206,225	JPY	1,808,556,010	16,119,764	03/22/18	86,460
	USD	762,778	MXN	14,243,346	720,563	01/26/18	42,215
	USD	7,347,818	MXN	142,786,941	7,156,864	03/21/18	190,958
	USD	1,654,535	NZD	2,331,093	1,650,372	03/21/18	4,161
	USD	219,881	TWD	6,492,435	219,824	02/02/18	57
	ZAR	13,435,879	USD	975,714	1,082,731	01/18/18	107,017
	ZAR	99,917,450	USD	7,312,130	7,977,981	03/22/18	665,851

TOTAL							$4,965,789

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty		Currency Purchased		Currency Sold	Current Value	Settlement Date	Unrealized Loss

MS & Co Int. PLC	ARS	5,383,807	USD	303,342	288,723	01/02/18	(14,619)
	ARS	20,316,089	USD	1,110,631	1,085,667	01/08/18	(24,964)
	ARS	15,597,826	USD	852,270	826,725	01/22/18	(25,545)
	ARS	7,396,922	USD	406,479	390,463	01/29/18	(16,017)
	ARS	17,670,809	USD	946,115	932,251	01/31/18	(13,864)
	ARS	12,063,658	USD	647,072	636,112	02/01/18	(10,960)
	ARS	14,175,417	USD	757,639	744,429	02/09/18	(13,210)
	ARS	40,635,490	USD	2,171,276	2,127,512	02/15/18	(43,764)
	ARS	16,753,016	USD	899,008	874,907	02/20/18	(24,101)
	ARS	8,950,149	USD	477,214	467,176	02/21/18	(10,038)
	ARS	25,913,334	USD	1,395,779	1,348,529	02/27/18	(47,250)
	ARS	8,788,561	USD	479,568	456,667	02/28/18	(22,901)
	ARS	19,814,733	USD	1,076,010	1,022,414	03/14/18	(53,596)
	ARS	19,612,769	USD	1,049,870	1,011,489	03/15/18	(38,381)
	ARS	7,715,903	USD	411,453	396,548	03/22/18	(14,905)
	ARS	5,846,892	USD	308,706	299,748	03/27/18	(8,958)
	BRL	10,822,572	USD	3,269,247	3,261,564	01/03/18	(7,682)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty		Currency Purchased		Currency Sold	Current Value	Settlement Date	Unrealized Loss

MS & Co Int. PLC (continued)	BRL	40,613,767	USD	12,509,419	$12,196,107	02/02/18	$(313,312)
	CHF	2,821,142	EUR	2,417,454	2,912,269	03/21/18	(2,640)
	CLP	1,427,738,702	USD	2,322,433	2,320,017	01/22/18	(2,415)
	CZK	123,400,855	EUR	4,851,202	5,818,625	03/21/18	(30,839)
	EUR	5,142,262	CHF	6,016,935	6,200,417	03/21/18	(10,875)
	EUR	1,860,864	CZK	47,731,165	2,233,155	01/03/18	(8,793)
	EUR	1,202,340	HUF	374,264,622	1,449,752	03/21/18	(1,294)
	EUR	742,878	NOK	7,347,404	895,745	03/21/18	(1,156)
	EUR	469,000	NZD	810,889	565,509	03/21/18	(8,586)
	EUR	468,000	PLN	1,979,837	564,303	03/21/18	(4,644)
	EUR	1,763,318	SEK	17,436,580	2,126,168	03/21/18	(10,038)
	GBP	2,826,689	EUR	3,199,693	3,826,839	03/21/18	(31,274)
	GBP	438,021	USD	593,711	593,003	03/21/18	(708)
	HKD	17,278,809	USD	2,219,000	2,215,388	03/27/18	(3,612)
	JPY	190,015,685	EUR	1,415,088	1,693,620	03/22/18	(12,773)
	JPY	809,264,241	USD	7,243,094	7,213,018	03/22/18	(30,075)
	KRW	683,617,779	USD	640,932	640,847	02/05/18	(85)
	MXN	3,996,754	USD	206,497	202,193	01/26/18	(4,304)
	MXN	108,457,156	USD	5,645,609	5,436,162	03/21/18	(209,447)
	NOK	209,028,057	EUR	21,288,218	25,516,124	03/21/18	(152,705)
	NOK	2,411,914	SEK	2,425,589	294,423	03/21/18	(2,743)
	PEN	7,125,854	USD	2,199,202	2,195,996	01/16/18	(3,206)
	PHP	22,425,014	USD	448,680	448,554	02/22/18	(126)
	RUB	37,040,769	USD	641,288	637,581	02/12/18	(3,707)
	SGD	856,202	USD	641,288	640,984	03/21/18	(304)
	USD	286,616	ARS	5,383,807	288,723	01/02/18	(2,107)
	USD	1,158,630	AUD	1,513,658	1,181,035	01/16/18	(22,405)
	USD	7,940,289	AUD	10,353,407	8,076,912	03/21/18	(136,621)
	USD	1,099,580	BRL	3,660,008	1,103,005	01/03/18	(3,425)
	USD	366,641	BRL	1,222,012	366,964	02/02/18	(323)
	USD	3,199,455	CAD	4,102,149	3,264,448	01/17/18	(64,993)
	USD	9,745,572	CAD	12,393,744	9,870,264	03/21/18	(124,692)
	USD	1,857,191	CHF	1,815,872	1,874,527	03/21/18	(17,336)
	USD	584,061	CLP	360,248,524	585,389	01/04/18	(1,329)
	USD	1,658,912	CLP	1,057,629,771	1,718,605	01/16/18	(59,693)
	USD	2,556,443	CLP	1,585,029,257	2,575,609	01/22/18	(19,165)
	USD	1,663,204	CNH	11,076,448	1,692,852	03/21/18	(29,648)
	USD	780,984	CNY	5,179,891	795,066	01/12/18	(14,082)
	USD	8,699,433	EUR	7,290,292	8,763,874	01/31/18	(64,441)
	USD	10,861,666	EUR	9,133,158	11,012,545	03/21/18	(150,878)
	USD	2,174,585	GBP	1,653,429	2,233,849	01/19/18	(59,265)
	USD	2,188,291	GBP	1,622,181	2,196,149	03/21/18	(7,858)
	USD	1,021,314	INR	65,919,720	1,032,630	01/08/18	(11,316)
	USD	577,499	INR	37,421,927	584,733	02/02/18	(7,234)
	USD	183,024	INR	11,870,929	185,237	02/15/18	(2,213)
	USD	779,498	JPY	88,337,221	784,476	01/12/18	(4,978)
	USD	23,395,188	JPY	2,639,532,378	23,526,305	03/22/18	(131,117)
	USD	2,672,771	KRW	2,917,365,950	2,734,221	01/16/18	(61,450)
	USD	554,016	KRW	600,331,868	562,686	01/22/18	(8,670)
	USD	1,101,000	KRW	1,177,718,231	1,103,997	02/02/18	(2,997)
	USD	6,273,173	NZD	9,009,055	6,378,251	03/21/18	(105,075)
	USD	886,886	PEN	2,925,803	901,653	01/16/18	(14,767)
	USD	213,185	PEN	700,901	215,969	01/19/18	(2,784)
	USD	448,949	PHP	22,425,014	449,180	01/03/18	(231)
	USD	1,097,305	PHP	55,194,435	1,105,071	01/26/18	(7,766)
	USD	1,105,977	PHP	56,936,728	1,139,464	02/09/18	(33,486)
	USD	805,594	PHP	41,020,996	820,518	02/22/18	(14,924)
	USD	1,726,658	RUB	101,939,298	1,754,676	02/12/18	(28,018)
	USD	810,810	SEK	6,812,993	832,432	02/06/18	(21,622)
	USD	1,275,311	SEK	10,578,758	1,296,034	03/21/18	(20,724)
	USD	780,984	SGD	1,055,482	790,171	03/21/18	(9,187)
	USD	3,968,249	TRY	15,804,942	4,070,799	03/21/18	(102,551)
	USD	671,580	TWD	20,086,560	675,950	01/02/18	(4,370)
	USD	6,196,173	TWD	185,952,761	6,290,411	01/23/18	(94,239)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co Int. PLC (continued)	USD	1,392,843	TWD	41,259,505	$1,396,986	02/02/18	$(4,142)
	USD	4,186,934	TWD	125,922,031	4,265,844	02/08/18	(78,910)
	USD	4,660,216	TWD	140,044,161	4,750,266	02/22/18	(90,049)
	USD	3,921,730	TWD	117,306,027	3,985,302	03/08/18	(63,573)
	USD	2,423,142	ZAR	35,100,668	2,828,589	01/18/18	(405,447)
	USD	3,590,476	ZAR	48,323,638	3,858,437	03/22/18	(267,960)

TOTAL							$(3,618,477)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	14	03/15/18	$1,213,566	$(24)
Ultra Long U.S. Treasury Bonds	28	03/20/18	4,694,375	29,566
2 Year U.S Treasury Notes	121	03/29/18	25,907,235	(54,173)
5 Year U.S. Treasury Notes	329	03/29/18	38,217,977	(3,735)
20 Year U.S. Treasury Bonds	190	03/20/18	29,070,000	(50,042)

Total				$(78,408)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(5)	03/20/18	(667,812)	2,996
5 Year U.S. Treasury Notes	(63)	03/29/18	(7,318,336)	15,362
10 Year U.S Treasury Notes	(92)	03/20/18	(11,412,313)	10,182

Total				$28,540

TOTAL FUTURES CONTRACTS				$(49,868)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount (000s)(b)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KWCDC	2.000%	BoA Securities LLC	03/21/20	KRW	26,099,520	$(24,858)	$2,673	$(27,531)
	2.370	Citibank NA	11/02/27		847,870	3,503	—	3,503
	2.370	JPMorgan Securities, Inc.	11/01/27		662,810	2,740	—	2,740
	2.315	JPMorgan Securities, Inc.	11/29/27		813,920	1,427	—	1,427
	2.308	MS & Co. Int. PLC	11/10/27		848,960	1,240	—	1,240
	2.335	MS & Co. Int. PLC	11/23/27		554,960	1,448	—	1,448

TOTAL						$(14,500)	$2,673	$(17,173)

(a)	Payments made Quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.050(b)%	06/15/18	SEK	273,340		$51,967	$34,776	$17,191
3M STIBOR(a)	0.330(b)	09/15/18		101,290		10,464	1,681	8,783
0.330%(b)	3M STIBOR(a)	09/15/18		101,290		(8,499)	(117)	(8,382)
6M CDOR(d)	1.000	03/21/19	CAD	4,390	(c)	(33,815)	(33,903)	88
3M STIBOR(a)	0.100(b)	06/29/19		263,500	(c)	27,133	(4,232)	31,365
6M GBP(d)	0.750	03/21/20	GBP	48,080	(c)	(111,616)	(204,257)	92,641
6M CDOR(d)	1.250	03/21/20	CAD	33,470	(c)	(466,269)	(355,082)	(111,187)
3M LIBOR(a)	1.750(d)	03/21/20		$17,720	(c)	(136,561)	(116,647)	(19,914)
2.250(d)	3M NZDOR(a)	03/21/20	NZD	46,240	(c)	27,530	(2,152)	29,682
2.000(a)	6M AUDOR	03/21/20	AUD	21,960	(c)	21,368	(12,831)	34,199
3M LIBOR(a)	1.855(d)	08/06/20		$43,060	(c)	(321,447)	(178,325)	(143,122)
3M LIBOR(a)	2.139(d)	11/20/20		80,290	(c)	(229,397)	(53,442)	(175,955)
3M LIBOR(a)	2.227(d)	12/12/20		7,100	(c)	(9,352)	52	(9,404)
0.250(b)	3M STIBOR(a)	03/21/21	SEK	21,420	(c)	(6,867)	(6,607)	(260)
6M EURO(d)	0.350(a)	12/16/21	EUR	31,880	(c)	(98,187)	(24,742)	(73,445)
0.500(b)	3M STIBOR(a)	12/16/21	SEK	199,760	(c)	107,325	59,602	47,723
6M CDOR(d)	2.028	07/18/22	CAD	13,820	(c)	(107,766)	(47,251)	(60,515)
6.750(f)	Mexico IB TIIE 28D	12/14/22	MXN	10		24	23	1
2.510(b)	6M WIBOR(d)	12/20/22	PLN	14,930		(3,972)	(18,499)	14,527
Mexico IB TIIE 28D(f)	7.500	03/15/23	MXN	48,900	(c)	(39,951)	(16,747)	(23,204)
6M GBP(d)	1.000	03/21/23	GBP	1,200	(c)	(5,383)	(11,208)	5,825
6M CDOR(d)	1.500	03/21/23	CAD	5,490	(c)	(163,892)	(133,842)	(30,050)
3M LIBOR(a)	2.000(d)	03/21/23		$3,430	(c)	(44,838)	(37,668)	(7,170)
1.500(b)	3M NIBOR(d)	03/21/23	NOK	87,140	(c)	48,363	(19,022)	67,385
0.500(b)	3M STIBOR(a)	03/21/23	SEK	15,800	(c)	7,192	(2,981)	10,173
0.250(b)	6M EURO(d)	03/21/23	EUR	22,210	(c)	162,242	22,663	139,579
2.550(b)	6M WIBOR(d)	03/21/23	PLN	18,000	(c)	2,960	11,539	(8,579)
2.143(d)	3M LIBOR(a)	07/03/23		5,950	(c)	48,120	10,329	37,791
2.275(d)	3M LIBOR(a)	11/20/23		$34,770	(c)	123,976	32,659	91,317
6M GBP(d)	1.200	11/21/23	GBP	7,610	(c)	17,061	(4,358)	21,419
6M EURO(d)	1.330(b)	01/12/27	EUR	4,970	(c)	10,407	(77,306)	87,713
6M GBP(d)	1.600	03/16/27	GBP	19,960	(c)	154,547	(311,089)	465,636
3M LIBOR(a)	2.400(d)	08/31/27		4,530	(c)	(27,518)	(5,212)	(22,306)
1.500(b)	6M EURO(d)	08/31/27		3,960	(c)	(20,262)	(6,631)	(13,631)
6M EURO(d)	1.600(b)	10/25/27	EUR	8,180	(c)	75,495	37,986	37,509
2.000(b)	3M STIBOR(a)	10/25/27	SEK	76,630	(c)	(37,318)	(3,397)	(33,921)
3M JIBAR(a)	9.330	10/25/27	ZAR	5,300	(c)	6,628	6	6,622
3M JIBAR(a)	9.450	10/26/27		11,400	(c)	17,374	12	17,362
3M JIBAR(a)	9.550	10/26/27		10,470	(c)	18,355	11	18,344
2.000(b)	3M STIBOR(a)	11/02/27	SEK	50,880	(c)	(23,629)	2,595	(26,224)
3M JIBAR(a)	9.320	11/03/27	ZAR	10,430	(c)	12,632	11	12,621
6M EURO(d)	1.500(b)	12/19/27	EUR	9,720	(c)	18,445	37,895	(19,450)
8.800(a)	3M JIBAR	12/19/27	ZAR	10,470	(c)	500	13	487
8.870(a)	3M JIBAR	12/19/27		5,300	(c)	(587)	6	(593)
3M LIBOR(a)	2.750(d)	12/21/27		$1,750	(c)	14,175	13,104	1,071
8.875(a)	3M JIBAR	12/21/27	ZAR	10,430	(c)	(1,240)	13	(1,253)
4.000(d)	3M NZDOR(a)	12/21/27	NZD	1,590	(c)	(15,437)	(20,618)	5,181
2.250(b)	3M STIBOR(a)	12/21/27	SEK	9,900	(c)	(17,298)	(8,162)	(9,136)
3.500(d)	6M AUDOR	12/21/27	AUD	5,320	(c)	(62,476)	(75,494)	13,018
8.825(a)	3M JIBAR	12/28/27	ZAR	11,400	(c)	41	14	27
6M EURO(d)	1.000(b)	03/21/28	EUR	15,560	(c)	129,452	246,610	(117,158)
6M CDOR(d)	1.750	03/21/28	CAD	20,510	(c)	(988,344)	(853,988)	(134,356)
3M LIBOR(a)	2.250(d)	03/21/28		$6,970	(c)	(104,766)	(84,068)	(20,698)
2.750(d)	6M AUDOR	03/21/28	AUD	8,960	(c)	50,883	35,884	14,999
1.000(d)	6M EURO	03/21/28	EUR	320	(c)	(2,662)	(5,030)	2,368
1.250(d)	6M GBP	03/21/28	GBP	9,290	(c)	59,533	135,014	(75,481)
0.250(b)	6M JYOR(d)	03/21/28	JPY	957,380	(c)	79,204	61,121	18,083
6M JYOR(d)	0.500	03/22/28		229,960	(c)	(6,057)	(5,905)	(152)
3M LIBOR(a)	2.378(d)	07/03/28		21,100	(c)	(124,994)	(52,951)	(72,043)
2.346(d)	3M LIBOR(a)	08/06/28		11,490	(c)	107,699	16,921	90,778
1.400(d)	6M GBP	11/21/28	GBP	4,580	(c)	(17,684)	11,116	(28,800)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.488(d)	3M LIBOR(a)	12/12/28		$1,900	(c)	$(2,138)	$31	$(2,169)
1.940(d)	6M GBP	01/11/32	GBP	3,800	(c)	(55,673)	(2,991)	(52,682)
1.500(d)	6M GBP	03/21/33		8,290	(c)	(116,747)	(32,947)	(83,800)
1.750(d)	6M GBP	03/17/37		13,880	(c)	(124,762)	(177,115)	52,353
1.750(d)	6M GBP	12/14/37		4,960	(c)	(49,438)	(40,640)	(8,798)
6M JYOR(d)	1.250	06/14/38	JPY	90,910	(c)	383	4,532	(4,149)
1.750(d)	6M GBP	06/14/38	GBP	2,080	(c)	(22,748)	(30,495)	7,747
2.500(d)	3M LIBOR(a)	03/21/48		$1,050	(c)	9,886	32,766	(22,880)
2.560(d)	3M LIBOR(a)	07/03/48		8,720	(c)	(14,654)	15,979	(30,633)
2.540(d)	6M CDOR	07/18/48	CAD	2,320	(c)	8,923	12,028	(3,105)

TOTAL						$(2,193,957)	$(2,240,960)	$47,003

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made semi-annually.
(e)	Payments made at maturity.
(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.266%	BoA Securities LLC	12/20/20	830	$(17,986)	$2,925	$(20,911)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	BoA Securities LLC	06/20/21	900	(20,583)	6,934	(27,517)
People’s Republic of China, 4.250% 10/28/17	0.2072654	0.149	BoA Securities LLC	06/20/19	40	(513)	(78)	(435)
People’s Republic of China, 4.250% 10/28/17	(1.000)	0.149	BoA Securities LLC	06/20/19	60	(769)	(105)	(664)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	Barclays Bank PLC	06/20/21	80	(1,829)	508	(2,337)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection purchased: (continued)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.380	Barclays Bank PLC	12/20/21	1,130	$(27,184)	$(3,150)	$(24,034)
People’s Republic of China, 4.250% 10/28/17	(1.000)	0.126	Barclays Bank PLC	03/20/19	270	(2,970)	(255)	(2,715)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.266	Citibank NA	12/20/20	720	(15,603)	3,609	(19,212)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	Citibank NA	06/20/21	560	(12,808)	3,644	(16,452)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		Citibank NA	06/20/22	280	(6,619)	(3,779)	(2,840)
People’s Republic of China, 4.250% 10/28/17	0.1913609	0.126	Citibank NA	03/20/19	630	(6,931)	(890)	(6,041)
People’s Republic of China, 4.250% 10/28/17	(1.000)	0.126	Citibank NA	03/20/19	2,450	(26,960)	(2,604)	(24,356)
People’s Republic of China, 4.250% 10/28/17	(1.000)	0.149	Citibank NA	06/20/19	4,390	(56,294)	(5,844)	(50,450)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	Deutsche Bank AG	06/20/21	460	(10,521)	3,727	(14,248)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.266	JPMorgan Securities, Inc.	12/20/20	6,410	(138,904)	29,859	(168,763)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		JPMorgan Securities, Inc.	06/20/21	10	(228)	67	(295)
People’s Republic of China, 7.500%, 10/28/27	0.5697868	0.454	JPMorgan Securities, Inc.	06/20/22	140	(3,310)	(1,370)	(1,940)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		JPMorgan Securities, Inc.	06/20/22	440	(10,401)	(6,509)	(3,892)
People’s Republic of China, 4.250% 10/28/17	(1.000)	0.126	JPMorgan Securities, Inc.	03/20/19	270	(2,970)	(230)	(2,740)
People’s Republic of China, 4.250% 10/28/17	(1.000)	0.149	JPMorgan Securities, Inc.	06/20/19	120	(1,539)	(238)	(1,301)

TOTAL						$(364,922)	$26,221	$(391,143)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (%)(a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.EM Index 27	(1.000)	1.000%	06/20/22	$616	$1,107	$1,610	$(503)
CDX.EM Index 28	(1.000)	1.000%	12/20/22	13,507	115,720	520,774	(405,054)
CDX.NA.IG Index 29	(1.000)	1.000%	12/20/22	$21,475	(519,081)	(461,504)	(57,577)
iTraxx Europe Series 27	(1.000)%	1.000%	06/20/22	18,990	(649,639)	(453,925)	(195,714)

TOTAL					$(1,051,893)	$(393,045)	$(658,848)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following written and purchased options:

PURCHASED OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts:
Eurodollar	MS & Co. Int. PLC	$98.00	06/15/2018	69	$172,500	$53,044	$19,130	$33,914

Investment Abbreviations:
BoA Securities LLC	— BoA Securities LLC
CDX.EM Index 27	— CDX Emerging Markets Index 27
CDX.EM Index 28	— CDX Emerging Markets Index 28
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— MS & Co Int. PLC

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 37.1%
Aerospace & Defense(a) – 0.4%
Northrop Grumman Corp.
$1,975,000	2.930%		01/15/25	$ 1,963,266
2,550,000	3.250		01/15/28	2,553,725

				4,516,991

Agriculture – 2.1%
BAT Capital Corp.(a)(b)
6,750,000	3.222		08/15/24	6,749,733
4,275,000	3.557		08/15/27	4,280,545
BAT International Finance PLC(b)
7,250,000	2.750		06/15/20	7,285,460
Reynolds American, Inc.(a)
3,125,000	4.450		06/12/25	3,332,017

				21,647,755

Automotive – 0.6%
Ford Motor Credit Co. LLC
3,250,000	5.875		08/02/21	3,568,844
General Motors Financial Co., Inc.
1,125,000	3.250		05/15/18	1,129,228
1,755,000	3.500		07/10/19	1,781,450

				6,479,522

Banks – 7.4%
Banco Santander SA
2,600,000	3.125		02/23/23	2,586,769
Bank of America Corp.
3,050,000	4.125		01/22/24	3,243,844
1,243,000	4.000		04/01/24	1,314,008
1,700,000	3.248	(a)	10/21/27	1,686,943
350,000	6.110		01/29/37	447,459
3,100,000	2.369	(a)(c)	07/21/21	3,094,570
1,120,000	3.419	(a)(b)(c)	12/20/28	1,120,241
(3M USD LIBOR + 1.040%)
100,000	3.824	(a)(c)	01/20/28	103,437
(3M USD LIBOR + 1.575%)
Barclays PLC
400,000	4.950		01/10/47	443,866
Capital One NA/Mclean VA(a)
1,700,000	2.650		08/08/22	1,682,201
Citigroup, Inc.
1,300,000	4.600		03/09/26	1,383,488
1,150,000	4.125		07/25/28	1,185,253
Compass Bank(a)
1,000,000	2.750		09/29/19	1,002,766
Credit Agricole SA(b)
1,050,000	3.250		10/04/24	1,042,936
Credit Suisse AG
1,475,000	2.300		05/28/19	1,476,427
Credit Suisse Group AG(a)(b)
1,000,000	4.282		01/09/28	1,042,600
Credit Suisse Group Funding Guernsey Ltd.
475,000	3.750		03/26/25	484,684
Deutsche Bank AG
425,000	2.500		02/13/19	424,827

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
$2,500,000	2.700%		07/13/20	$ 2,488,280
HSBC Holdings PLC
875,000	6.500		05/02/36	1,141,942
2,200,000	3.262	(a)(c)	03/13/23	2,230,625
(3M USD LIBOR + 1.055%)
ING Bank NV(a)(c)(5 year USD ICE Swap + 2.700%)
2,025,000	4.125		11/21/23	2,045,096
ING Groep NV
750,000	3.150		03/29/22	758,969
Intesa Sanpaolo SpA
2,800,000	3.875		01/16/18	2,801,873
JPMorgan Chase & Co.(a)
2,100,000	2.972		01/15/23	2,117,610
346,000	3.625		12/01/27	349,728
2,550,000	3.782	(c)	02/01/28	2,642,438
(3M USD LIBOR + 1.337%)
800,000	3.882	(c)	07/24/38	822,374
(3M USD LIBOR + 1.360%)
2,250,000	5.300	(c)	12/29/49	2,333,475
(3M USD LIBOR + 3.800%)
KBC Bank NV(a)(c)(5 year USD Swap + 7.097%)
1,400,000	8.000		01/25/23	1,406,608
KeyCorp
4,350,000	2.900		09/15/20	4,390,708
Macquarie Bank Ltd.(b)
265,000	6.625		04/07/21	292,459
Mizuho Financial Group, Inc.(b)
2,175,000	2.632		04/12/21	2,168,862
Morgan Stanley, Inc.
4,700,000	3.700		10/23/24	4,856,640
700,000	4.000		07/23/25	732,935
175,000	3.625		01/20/27	179,105
2,575,000	2.765	(a)(c)	10/24/23	2,648,253
(3M USD LIBOR + 1.400%)
Royal Bank of Scotland Group PLC
338,000	3.875		09/12/23	343,727
1,675,000	3.498	(a)(c)	05/15/23	1,678,652
(3M USD LIBOR + 1.480%)
Santander Holdings USA, Inc.(a)
650,000	2.650		04/17/20	649,655
Sumitomo Mitsui Financial Group, Inc.
2,550,000	2.784		07/12/22	2,535,432
The Bank of New York Mellon Corp.(a)
825,000	3.300		08/23/29	822,396
The Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
2,700,000	2.150		09/14/18	2,702,713
UBS Group Funding Switzerland AG(b)
2,550,000	4.125		09/24/25	2,676,107
UniCredit SpA(b)
600,000	3.750		04/12/22	610,497
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,646,423
Westpac Banking Corp.(a)(c)(5 year USD ICE Swap + 2.236%)
1,450,000	4.322		11/23/31	1,493,953

				76,333,854

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.(a)
$6,000,000	2.650%		02/01/21	$ 6,030,106
2,325,000	3.650		02/01/26	2,399,348
850,000	4.700		02/01/36	950,427
Molson Coors Brewing Co.(a)
525,000	2.100		07/15/21	514,569
725,000	3.000		07/15/26	709,616
Pernod Ricard SA(b)
2,300,000	4.450		01/15/22	2,443,125
Suntory Holdings Ltd.(b)
2,550,000	2.550		09/29/19	2,553,072

				15,600,263

Chemicals – 0.7%
LYB International Finance II BV(a)
1,825,000	3.500		03/02/27	1,834,240
The Sherwin-Williams Co.
1,250,000	2.250		05/15/20	1,245,815
400,000	2.750	(a)	06/01/22	398,447
325,000	3.125	(a)	06/01/24	326,792
1,900,000	3.450	(a)	06/01/27	1,930,392
Westlake Chemical Corp.(a)
925,000	3.600		08/15/26	930,341

				6,666,027

Commercial Services – 0.7%
Ecolab, Inc.
133,000	5.500		12/08/41	166,510
1,081,000	3.950	(a)(b)	12/01/47	1,105,007
ERAC USA Finance LLC(b)
3,525,000	2.350		10/15/19	3,514,941
Rensselaer Polytechnic Institute
2,600,000	5.600		09/01/20	2,781,332

				7,567,790

Computers(a) – 0.3%
Apple, Inc.
1,100,000	2.900		09/12/27	1,086,970
Dell International LLC/EMC Corp.(b)
1,100,000	5.450		06/15/23	1,188,703
Hewlett Packard Enterprise Co.
1,025,000	4.900		10/15/25	1,082,131

				3,357,804

Diversified Financial Services – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,198,232
American Express Co.(a)
700,000	3.625		12/05/24	720,262
Discover Financial Services(a)
1,625,000	3.750		03/04/25	1,635,728
GE Capital International Funding Co.
1,110,000	4.418		11/15/35	1,201,305
International Lease Finance Corp.(b)
1,400,000	7.125		09/01/18	1,444,616
Synchrony Financial(a)
1,625,000	2.600		01/15/19	1,628,074

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$1,900,000	3.000%		08/15/19	$ 1,913,213
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,973,353

				12,714,783

Electrical – 1.8%
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,157,264
Dominion Energy, Inc.
2,175,000	2.579		07/01/20	2,175,910
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,084,818
Emera US Finance LP(a)
950,000	2.700		06/15/21	947,686
Enel Finance International NV(b)
1,375,000	2.875		05/25/22	1,371,263
Entergy Corp.(a)
1,025,000	2.950		09/01/26	997,268
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,146,488
Florida Power & Light Co.(a)
1,532,000	4.125		02/01/42	1,692,084
Pacific Gas & Electric Co.(a)
975,000	3.500		06/15/25	996,763
Puget Sound Energy, Inc.(a)(c)(3M USD LIBOR + 2.530%)
1,230,000	4.011		06/01/67	1,206,938
Ruwais Power Co. PJSC(b)
740,000	6.000		08/31/36	867,650
Southern California Edison Co.(a)
1,950,000	4.050		03/15/42	2,093,843
The Southern Co.(a)
1,975,000	2.350		07/01/21	1,963,282

				18,701,257

Food & Drug Retailing – 0.5%
Kraft Heinz Foods Co.(a)
1,050,000	2.800		07/02/20	1,056,054
675,000	5.200		07/15/45	742,512
125,000	4.375		06/01/46	123,819
Smithfield Foods, Inc.(b)
1,200,000	2.700		01/31/20	1,192,169
2,350,000	2.650	(a)	10/03/21	2,318,823

				5,433,377

Gas(a) – 0.3%
NiSource Finance Corp.
2,525,000	3.490		05/15/27	2,570,049

Healthcare Providers & Services – 1.7%
Aetna, Inc.(a)
750,000	2.800		06/15/23	738,136
Becton Dickinson & Co.
1,743,000	2.675		12/15/19	1,749,300
2,575,000	2.894	(a)	06/06/22	2,558,892
2,450,000	3.363	(a)	06/06/24	2,456,845
2,200,000	3.000	(a)(b)	05/15/26	2,178,591
825,000	4.685	(a)	12/15/44	902,134
Medtronic, Inc.
1,275,000	3.150		03/15/22	1,305,913

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Stryker Corp.(a)
$575,000	2.625%		03/15/21	$ 576,356
1,175,000	3.375		11/01/25	1,203,045
Thermo Fisher Scientific, Inc.(a)
1,325,000	3.000		04/15/23	1,333,170
1,025,000	3.650		12/15/25	1,051,876
UnitedHealth Group, Inc.
950,000	4.625		07/15/35	1,106,352

				17,160,610

Household Products – 0.1%
Kimberly-Clark Corp.
825,000	3.700		06/01/43	822,692

Insurance – 1.2%
AIA Group Ltd.(a)(b)
925,000	3.200		03/11/25	921,365
American International Group, Inc.(a)
1,000,000	3.750		07/10/25	1,031,024
1,100,000	4.800		07/10/45	1,233,696
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,535,156
MetLife, Inc.
250,000	4.050		03/01/45	262,188
Reliance Standard Life Global Funding II(b)
2,050,000	2.500		01/15/20	2,050,094
Teachers Insurance & Annuity Association of America(b)
560,000	4.900		09/15/44	640,570
The Chubb Corp.(a)(c)(3M USD LIBOR + 2.250%)
1,125,000	3.609		03/29/67	1,116,563
The Hartford Financial Services Group, Inc.
250,000	5.125		04/15/22	272,819
The Northwestern Mutual Life Insurance Co.(b)
1,200,000	6.063		03/30/40	1,611,045
750,000	3.850	(a)	09/30/47	760,317
XLIT Ltd.
1,225,000	4.450		03/31/25	1,252,933

				12,687,770

Internet(a) – 0.4%
Amazon.com, Inc.
1,650,000	3.300		12/05/21	1,703,931
700,000	3.875	(b)	08/22/37	742,770
Expedia, Inc.
1,250,000	3.800		02/15/28	1,207,883

				3,654,584

Lodging(a) – 0.3%
Marriott International, Inc.
766,000	2.875		03/01/21	770,923
2,375,000	2.300		01/15/22	2,331,725

				3,102,648

Machinery-Diversified(a) – 0.2%
Roper Technologies, Inc.
1,300,000	3.000		12/15/20	1,315,471
1,000,000	2.800		12/15/21	1,001,761

				2,317,232

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – 1.0%
21st Century Fox America, Inc.
	$2,000,000	3.700	%(a)	09/15/24	$ 2,080,142
	500,000	6.150		03/01/37	654,822
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	475,000	4.464		07/23/22	495,591
	1,975,000	4.908		07/23/25	2,099,791
	200,000	6.484		10/23/45	233,186
NBCUniversal Media LLC
	3,850,000	4.375		04/01/21	4,080,537
Time Warner Cable LLC
	425,000	5.000		02/01/20	443,533
	275,000	5.875	(a)	11/15/40	298,372

					10,385,974

Mining(b) – 0.1%
Glencore Funding LLC
	625,000	4.125		05/30/23	646,563
Yamana Gold, Inc.(a)
	450,000	4.625		12/15/27	448,875

					1,095,438

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	337,000	6.150		08/07/37	445,054

Oil Field Services – 1.7%
Anadarko Petroleum Corp.
	950,000	8.700		03/15/19	1,018,572
	190,000	3.450	(a)	07/15/24	189,214
	475,000	5.550	(a)	03/15/26	532,942
	925,000	6.450		09/15/36	1,132,951
Apache Corp.(a)
	275,000	3.250		04/15/22	277,077
	400,000	2.625		01/15/23	392,255
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.(a)(b)
	2,050,000	3.337		12/15/27	2,046,559
Canadian Natural Resources Ltd.(a)
	1,225,000	3.850		06/01/27	1,250,319
ConocoPhillips Co.(a)
	310,000	3.350		11/15/24	319,159
Devon Energy Corp.(a)
	250,000	4.000		07/15/21	260,341
	400,000	5.600		07/15/41	471,469
Dolphin Energy Ltd.(b)
	203,232	5.888		06/15/19	208,567
Halliburton Co.(a)
	1,600,000	3.250		11/15/21	1,629,780
Petroleos Mexicanos
	250,000	5.500		02/04/19	257,812
	628,000	6.375		02/04/21	682,950
EUR	1,250,000	5.125		03/15/23	1,743,531
	$1,020,000	6.500	(b)	03/13/27	1,116,900
	10,000	6.625		06/15/35	10,696
	27,000	5.500		06/27/44	24,941
	20,000	6.375		01/23/45	20,082
	190,000	5.625		01/23/46	176,225

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
$630,000	6.750	%(b)	09/21/47	$ 658,019
Pioneer Natural Resources Co.(a)
1,450,000	3.450		01/15/21	1,479,193
295,000	3.950		07/15/22	307,478
Reliance Industries Ltd.(b)
450,000	3.667		11/30/27	444,937
Valero Energy Corp.
950,000	3.650		03/15/25	975,517

				17,627,486

Pharmaceuticals – 1.6%
Allergan Funding SCS
2,200,000	2.350		03/12/18	2,201,743
150,000	4.850	(a)	06/15/44	160,564
Bayer US Finance LLC(b)
2,775,000	3.000		10/08/21	2,803,486
EMD Finance LLC(a)(b)
1,800,000	2.950		03/19/22	1,807,731
Forest Laboratories LLC(a)(b)
900,000	5.000		12/15/21	962,529
Mylan NV(a)
2,075,000	3.950		06/15/26	2,092,361
Shire Acquisitions Investments Ireland DAC
2,550,000	1.900		09/23/19	2,526,913
2,125,000	3.200	(a)	09/23/26	2,077,724
Teva Pharmaceutical Finance Netherlands III BV
825,000	2.200		07/21/21	753,613
920,000	2.800		07/21/23	801,146

				16,187,810

Pipelines – 2.4%
Abu Dhabi Crude Oil Pipeline LLC(b)
1,190,000	4.600		11/02/47	1,224,213
Columbia Pipeline Group, Inc.(a)
925,000	3.300		06/01/20	938,212
Enbridge, Inc.(a)
1,100,000	2.900		07/15/22	1,093,342
Energy Transfer LP(a)
1,375,000	4.650		06/01/21	1,443,278
775,000	5.200		02/01/22	827,415
210,000	3.600		02/01/23	210,221
Enterprise Products Operating LLC(a)
215,000	3.350		03/15/23	219,237
85,000	3.750		02/15/25	87,643
1,350,000	4.258	(c)	06/01/67	1,324,350
(3M USD LIBOR + 2.778%)
2,125,000	5.084	(c)	08/01/66	2,125,000
(3M USD LIBOR + 3.708%)
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,522,871
425,000	5.400		09/01/44	449,335
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	528,059
1,100,000	3.850		10/15/23	1,094,776
650,000	4.500		12/15/26	658,905
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,641,131

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
$1,875,000	5.625%		03/01/25	$ 2,062,500
Western Gas Partners LP(a)
1,050,000	3.950		06/01/25	1,049,884
Williams Partners LP(a)
785,000	3.600		03/15/22	802,985
1,400,000	3.900		01/15/25	1,426,850
800,000	4.000		09/15/25	818,571

				24,548,778

Real Estate Investment Trust – 2.4%
American Campus Communities Operating Partnership LP(a)
2,575,000	3.750		04/15/23	2,640,979
American Tower Corp.(a)
1,025,000	3.300		02/15/21	1,043,794
Crown Castle International Corp.(a)
725,000	3.200		09/01/24	717,483
1,475,000	3.650		09/01/27	1,471,388
CubeSmart LP(a)
1,500,000	4.000		11/15/25	1,541,544
DDR Corp.(a)
3,125,000	3.500		01/15/21	3,172,280
Digital Realty Trust LP(a)
1,525,000	2.750		02/01/23	1,511,597
Healthcare Trust of America Holdings LP(a)
2,275,000	3.700		04/15/23	2,325,949
Kilroy Realty LP
2,375,000	6.625		06/01/20	2,585,200
1,500,000	3.800	(a)	01/15/23	1,533,879
MPT Operating Partnership LP/MPT Finance Corp.(a)
950,000	5.000		10/15/27	967,812
National Retail Properties, Inc.(a)
1,150,000	4.000		11/15/25	1,179,680
Realty Income Corp.(a)
850,000	3.650		01/15/28	856,268
Ventas Realty LP(a)
975,000	3.500		02/01/25	982,257
VEREIT Operating Partnership LP(a)
500,000	4.875		06/01/26	528,125
Welltower, Inc.(a)
1,557,000	4.125		04/01/19	1,584,741

				24,642,976

Retailing(a) – 0.7%
Alimentation Couche-Tard, Inc.(b)
1,000,000	2.700		07/26/22	990,808
400,000	3.550		07/26/27	399,630
CVS Health Corp.
1,100,000	4.125		05/15/21	1,142,861
2,100,000	3.500		07/20/22	2,139,063
600,000	3.875		07/20/25	617,921
2,000,000	2.875		06/01/26	1,917,520
350,000	5.125		07/20/45	401,133

				7,608,936

Semiconductors(b) – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,200,000	3.000		01/15/22	1,189,836
1,400,000	2.650		01/15/23	1,349,609
1,100,000	3.125		01/15/25	1,051,561

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Semiconductors(b) – (continued)
NXP BV/NXP Funding LLC
$725,000	4.125%		06/15/20	$ 742,422
1,975,000	4.125		06/01/21	2,014,500
225,000	4.625		06/01/23	237,375

				6,585,303

Software(a) – 0.6%
Fidelity National Information Services, Inc.
1,436,000	3.625		10/15/20	1,475,452
Oracle Corp.
4,375,000	3.250		11/15/27	4,449,223

				5,924,675

Supranational – 0.3%
Inter-American Development Bank
2,700,000	1.000		02/27/18	2,695,089

Telecommunication Services – 3.9%
AT&T, Inc.
500,000	2.800	(a)	02/17/21	502,213
2,200,000	3.200	(a)	03/01/22	2,223,740
2,875,000	3.800		03/15/22	2,971,268
2,400,000	3.000	(a)	06/30/22	2,404,264
1,354,000	3.600	(a)	02/17/23	1,385,101
3,525,000	3.400	(a)	05/15/25	3,465,605
100,000	4.125	(a)	02/17/26	102,286
1,975,000	4.250	(a)	03/01/27	2,013,348
250,000	3.900	(a)	08/14/27	251,671
625,000	5.150		03/15/42	648,480
Cisco Systems, Inc.
3,875,000	1.400		09/20/19	3,834,577
Telefonica Emisiones SAU
3,875,000	5.462		02/16/21	4,191,633
Verizon Communications, Inc.
2,648,000	2.946		03/15/22	2,664,129
6,825,000	5.150		09/15/23	7,593,794
5,000,000	3.500	(a)	11/01/24	5,089,635
500,000	5.250		03/16/37	549,841
25,000	4.125		08/15/46	23,095
50,000	4.862		08/21/46	52,081
				39,966,761

Trucking & Leasing(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,225,000	3.375	(a)	02/01/22	1,247,934
1,425,000	4.250		01/17/23	1,511,550

				2,759,484

TOTAL CORPORATE OBLIGATIONS (Cost $376,398,506)				$ 381,808,772

Mortgage-Backed Obligations – 22.1%
Collateralized Mortgage Obligations – 2.0%
Interest Only(c)(d) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
$148,060	0.000%		08/25/33	$ —

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(c)(d) – (continued)
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X
$161,250	0.000%	07/25/33	$ —

			—

Inverse Floaters(c) – 0.0%
GNMA REMIC Series 2002-13, Class SB(-1x1M LIBOR + 37.567%)
55,860	30.610	02/16/32	82,950

Sequential Fixed Rate – 0.6%
FHLMC REMIC Series 2755, Class ZA
583,009	5.000	02/15/34	633,155
FHLMC REMIC Series 4273, Class PD
1,367,607	6.500	11/15/43	1,568,488
FNMA REMIC Series 2003-134, Class ME
8,175	4.500	06/25/33	8,228
FNMA REMIC Series 2004-64, Class BA
363	5.000	03/25/34	363
FNMA REMIC Series 2011-52, Class GB
1,304,572	5.000	06/25/41	1,418,250
FNMA REMIC Series 2011-99, Class DB
1,301,217	5.000	10/25/41	1,414,834
FNMA REMIC Series 2012-111, Class B
221,656	7.000	10/25/42	254,896
FNMA REMIC Series 2012-153, Class B
771,023	7.000	07/25/42	888,693

			6,186,907

Sequential Floating Rate(c) – 1.4%
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.240%)
457,384	1.763	01/19/36	373,967
Impac CMB Trust Series 2004-08, Class 1A(1M USD LIBOR + 0.720%)
234,567	2.048	10/25/34	212,091
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
906,404	1.852	12/25/46	878,670
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(b)(1M USD LIBOR + 0.850%)
2,650,000	2.096	07/10/19	2,650,192
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(b)(1M USD LIBOR + 0.550%)
7,950,000	1.796	08/12/19	7,950,000
Sequoia Mortgage Trust Series 2003-4, Class 1A2(6M USD LIBOR + 0.660%)
625,334	2.116	07/20/33	613,757
Station Place Securitization Trust Series 2015-2, Class A(b)(1M USD LIBOR + 1.050%)
1,800,000	2.296	05/15/18	1,800,000
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
40,663	3.029	02/25/33	41,938

			14,520,615

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 20,790,472

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(c) – 0.1%
Sequential Floating Rate – 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
$744,067	5.713%	12/10/49	$ 743,676

Federal Agencies – 20.0%
Adjustable Rate FNMA(c) – 0.4%
$6,385	3.148%	06/01/33	$ 6,712
869,471	3.537	07/01/34	909,387
1,653,544	3.335	09/01/34	1,722,785
1,412,304	3.485	05/01/35	1,490,274
171,728	2.985	06/01/35	175,850

			4,305,008

FHLMC – 0.8%
264	5.000	01/01/18	266
1,029	5.000	02/01/18	1,029
1,423	5.000	03/01/18	1,427
1,227	5.000	04/01/18	1,229
911	5.000	05/01/18	915
940	5.000	06/01/18	944
2,364	5.000	07/01/18	2,378
411	5.000	08/01/18	413
4,037	4.500	09/01/18	4,062
507	5.000	10/01/18	511
1,091	5.000	11/01/18	1,100
16,396	5.000	06/01/19	16,651
54,698	5.000	05/01/23	58,777
167,815	4.500	10/01/23	178,338
46,354	5.500	10/01/25	50,814
3,830	7.000	06/01/26	4,047
10,951	7.500	12/01/30	11,389
12,486	7.500	01/01/31	13,347
298,432	5.500	03/01/33	329,974
15,042	5.000	10/01/33	16,386
56,425	6.500	10/01/33	64,821
526	5.500	12/01/33	591
21,476	5.500	09/01/34	23,785
1,358	5.500	12/01/34	1,500
1,267	5.500	03/01/35	1,399
2,855	5.000	04/01/35	3,112
22,524	5.000	07/01/35	24,589
30,907	5.500	11/01/35	34,150
122,707	5.000	12/01/35	134,244
256	5.500	02/01/36	286
48,076	5.500	06/01/36	53,048
37,348	5.500	08/01/37	41,193
240,749	5.000	01/01/38	261,777
99,399	5.500	03/01/38	110,325
47,455	5.500	04/01/38	52,686
67,049	5.500	08/01/38	74,881
1,709	5.500	09/01/38	1,897
6,232	6.500	09/01/38	7,117
7,600	5.500	11/01/38	8,588
13,121	5.500	12/01/38	14,478
597,630	5.000	01/01/39	649,167
701,882	7.000	02/01/39	816,278
3,567	5.500	03/01/39	3,929

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$178,197	5.000%	06/01/39	$ 193,176
4,864	5.500	10/01/39	5,396
12,160	5.500	03/01/40	13,508
23,862	4.000	06/01/40	25,174
25,646	5.500	06/01/40	28,449
18,008	5.000	08/01/40	19,521
4,713	4.500	11/01/40	5,050
247,412	4.000	02/01/41	260,515
2,407	5.000	04/01/41	2,617
14,587	5.000	06/01/41	15,789
17,815	4.000	11/01/41	18,774
1,352,930	3.500	06/01/45	1,398,803
1,072,327	3.500	10/01/45	1,108,351
1,725,656	3.500	06/01/46	1,788,751

			7,961,712

FNMA – 8.8%
3,898	5.000	06/01/18	3,916
28,144	4.500	07/01/18	28,277
1,987	4.500	08/01/18	1,999
54	6.500	10/01/18	60
72,364	5.500	09/01/23	76,044
22,822	5.500	10/01/23	24,070
219,286	5.000	02/01/24	229,355
34,865	7.000	08/01/27	39,003
1,574	6.500	09/01/27	1,753
150,636	7.000	03/01/28	169,335
2,073	6.500	05/01/28	2,307
17,482	8.000	02/01/31	19,722
57,538	7.000	03/01/31	62,272
639	5.500	05/01/33	713
22,506	5.000	07/01/33	24,444
37,774	5.000	08/01/33	40,857
1,279	5.000	09/01/33	1,384
7,522	5.500	09/01/33	8,331
1,555	6.500	09/01/33	1,763
15,347	5.000	12/01/33	16,668
456	5.500	12/01/33	506
773	5.500	01/01/34	856
10,541	5.500	02/01/34	11,674
1,858	5.500	04/01/34	2,070
6,951	5.500	05/01/34	7,715
1,924	6.000	07/01/34	2,173
2,473	5.500	08/01/34	2,753
6,245	5.500	10/01/34	6,903
5,193	5.500	11/01/34	5,757
59,464	5.500	12/01/34	65,857
170,264	5.000	04/01/35	185,540
6,525	5.500	04/01/35	7,227
5,481	5.500	07/01/35	6,080
226	5.500	08/01/35	252
907,195	5.000	09/01/35	992,135
15,126	5.500	09/01/35	16,805
1,025	5.500	12/01/35	1,142
206	5.500	02/01/36	228
105,233	5.500	03/01/36	116,532
20,050	6.000	03/01/36	22,777
755	5.500	04/01/36	837
4,219	6.000	04/01/36	4,780
126,242	6.000	07/01/36	142,116
215,358	6.000	09/01/36	243,015
1,741	5.500	01/01/37	1,934

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$3,006	6.000%	01/01/37	$ 3,419
756	5.500	02/01/37	840
11,656	6.000	02/01/37	13,325
30,079	6.000	03/01/37	33,879
1,241	5.500	04/01/37	1,379
718	5.500	05/01/37	802
452	5.500	06/01/37	501
350	5.500	07/01/37	390
301,021	6.000	07/01/37	338,767
4,760	6.000	08/01/37	5,365
91,758	6.000	09/01/37	103,328
287,585	6.000	10/01/37	324,029
347,550	6.000	11/01/37	392,439
421	5.500	12/01/37	467
841	5.500	02/01/38	941
4,503	5.500	03/01/38	5,002
23,273	6.000	03/01/38	26,276
47,771	5.000	04/01/38	51,874
189,555	6.000	04/01/38	213,769
1,018	5.500	05/01/38	1,131
376,427	6.000	05/01/38	423,981
4,718	5.500	06/01/38	5,255
36,314	6.000	06/01/38	40,918
3,223	5.500	07/01/38	3,581
1,862	5.500	08/01/38	2,069
1,691	5.500	09/01/38	1,879
187,472	6.000	10/01/38	211,261
219,930	6.000	11/01/38	247,680
2,787	5.500	12/01/38	3,084
44,697	5.000	02/01/39	48,323
64,035	6.000	02/01/39	72,180
425,957	7.000	03/01/39	493,082
28,516	4.500	04/01/39	30,752
273,220	6.000	04/01/39	307,676
10,864	4.500	05/01/39	11,715
10,456	5.500	06/01/39	11,615
7,348	4.500	07/01/39	7,924
476,928	5.000	07/01/39	516,899
51,630	4.500	08/01/39	55,678
298,722	6.000	09/01/39	336,521
9,118	5.500	11/01/39	10,132
286,174	6.000	11/01/39	322,487
445,792	4.500	12/01/39	480,741
39,507	6.000	04/01/40	44,523
392,909	5.000	06/01/40	425,561
84,569	5.000	07/01/40	91,597
431,948	6.000	10/01/40	486,628
244,697	5.000	11/01/40	265,204
264,743	6.000	04/01/41	298,131
900,631	4.500	05/01/41	965,137
194,612	6.000	05/01/41	218,575
154,095	4.500	08/01/41	165,381
56,539	3.500	11/01/41	58,487
67,529	3.500	06/01/42	69,856
344,835	5.000	07/01/42	373,492
785,134	3.500	10/01/42	810,581
30,937	3.000	11/01/42	31,225
718,819	3.000	12/01/42	724,785
1,057,345	3.000	01/01/43	1,067,494
159,991	3.000	02/01/43	161,528
1,062,269	3.000	03/01/43	1,072,478
1,804,594	3.000	04/01/43	1,821,935

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$281,361	3.500%	04/01/43	$ 290,425
1,296,773	3.000	05/01/43	1,309,235
114,563	3.500	05/01/43	118,582
125,022	3.000	06/01/43	126,223
1,112,642	3.000	07/01/43	1,123,334
6,771,121	3.500	07/01/43	6,989,256
1,898,423	3.500	08/01/43	1,959,748
66,442	3.500	09/01/43	68,773
167,340	3.500	01/01/44	173,184
1,301,453	5.000	05/01/44	1,403,795
4,380,523	4.500	04/01/45	4,745,852
491,638	4.500	05/01/45	533,024
109,206	4.000	01/01/46	114,399
295,616	4.000	03/01/46	309,634
887,095	3.500	06/01/46	919,876
192,320	4.000	06/01/46	201,419
49,189	4.000	08/01/46	51,516
312,483	4.000	10/01/46	327,268
34,998,109	4.500	01/01/48	37,266,151
8,000,000	4.000	TBA-30yr(e)	8,367,500
5,000,000	4.500	TBA-30yr(e)	5,319,531
2,000,000	5.000	TBA-30yr(e)	2,149,219

			90,783,835

GNMA – 10.0%
9,940	6.000	11/15/38	11,400
145,409	5.000	07/15/40	157,770
160,837	5.000	01/15/41	174,510
10,119	4.000	02/20/41	10,696
15,499	4.000	11/20/41	16,330
2,559	4.000	01/20/42	2,697
8,288	4.000	04/20/42	8,733
4,533	4.000	10/20/42	4,775
85,950	4.000	08/20/43	90,533
14,689,102	4.000	10/20/43	15,472,329
8,946	4.000	03/20/44	9,415
10,836	4.000	05/20/44	11,403
752,818	4.000	11/20/44	791,782
49,914	4.000	05/20/45	52,498
7,318,408	4.000	07/20/45	7,697,193
1,672,802	4.000	08/20/45	1,757,291
4,614,612	4.000	09/20/45	4,847,686
5,525,711	4.000	10/20/45	5,804,802
966,154	4.000	11/20/45	1,014,952
4,398,348	4.000	01/20/46	4,617,750
1,299,171	4.000	02/20/46	1,363,977
17,891,061	4.000	03/20/46	18,783,517
15,270,624	4.000	06/20/47	15,932,152
3,847,990	4.000	07/20/47	4,018,293
979,308	4.000	08/20/47	1,023,721
4,000,000	4.000	12/20/47	4,196,094

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
	$15,000,000	4.000%	TBA-30yr(e)	$ 15,639,843

				103,512,142

TOTAL FEDERAL AGENCIES				$ 206,562,697

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $228,835,745)				$ 228,096,845

Agency Debentures – 5.8%
FHLB
	6,800,000	2.125%	06/09/23	6,714,708
	3,500,000	3.375	09/08/23	3,692,482
	750,000	3.375	12/08/23	790,701
	2,400,000	5.000	09/28/29	2,898,727
FNMA
	3,700,000	1.875	09/24/26	3,490,432
	4,200,000	6.250	05/15/29	5,607,798
Hashemite Kingdom of Jordan Government AID Bond(f)
	7,400,000	2.503	10/30/20	7,483,694
Israel Government AID Bond(f)
	7,827,000	5.500	09/18/23	9,106,714
	1,200,000	5.500	12/04/23	1,400,376
	2,400,000	5.500	04/26/24	2,823,792
	4,700,000	5.500	09/18/33	6,276,709
NCUA Guaranteed Notes Series A4
	3,500,000	3.000	06/12/19	3,544,378
Tennessee Valley Authority
	5,400,000	3.875	02/15/21	5,687,010

TOTAL AGENCY DEBENTURES (Cost $57,785,676)				$59,517,521

Asset-Backed Securities – 12.9%
Collateralized Loan Obligations(b)(c) – 6.6%
B&M CLO Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
	$3,700,000	2.704%	04/16/26	$ 3,702,616
B&M CLO Ltd. Series 2014-1A, Class A2(3M USD LIBOR + 1.950%)
	650,000	3.254	04/16/26	650,961
BlueMountain CLO Ltd. Series 2014-2A, Class AR(3M USD LIBOR + 0.930%)
	5,150,000	2.237	07/20/26	5,164,090
Catamaran CLO Ltd. Series 2013-1A, Class AR(3M USD LIBOR + 0.850%)
	5,000,000	2.363	01/27/28	5,000,000
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
	5,000,000	2.554	07/15/26	5,011,190
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.130%)
	3,400,000	2.434	04/18/26	3,413,624
Nassau Ltd. Series 2017-IIA, Class AL(3M USD LIBOR + 1.250%)
	5,100,000	2.875	01/15/30	5,100,000
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R(3M USD LIBOR + 1.050%)
	5,150,000	2.354	07/15/27	5,168,839
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 0.740%)
	5,090,000	2.060	10/15/25	5,091,303
Recette CLO Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.920%)
	7,000,000	2.283	10/20/27	7,012,446

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Shackleton CLO Ltd. Series 2014-5A, Class AR(3M USD LIBOR + 1.140%)
	$7,800,000	2.452%	05/07/26	$ 7,809,641
Voya CLO Ltd. Series 2014-4A, Class A1R(3M USD LIBOR + 0.950%)
	7,500,000	2.254	10/14/26	7,514,872
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 0.900%)
	7,500,000	2.277	05/01/26	7,496,197

				68,135,779

Other – 0.0%
Small Business Administration
	5,850	6.300	06/01/18	5,913

Student Loan(c) – 6.3%
Access Group, Inc. Series 2004-1, Class A2(3M USD LIBOR + 0.210%)
	4,089,270	1.538	09/26/33	4,038,154
Access Group, Inc. Series 2015-1, Class A(b)(1M USD LIBOR + 0.700%)
	1,810,684	2.028	07/25/56	1,812,857
Chase Education Loan Trust Series 2007-A, Class A3(3M USD LIBOR + 0.070%)
	328,183	1.401	12/28/23	327,405
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)(1M USD LIBOR + 1.350%)
	3,942,646	2.678	07/26/66	3,979,076
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(b)(1M USD LIBOR + 0.800%)
	2,607,030	2.128	10/25/56	2,608,651
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(b)(1M USD LIBOR + 0.800%)
	8,200,000	2.129	04/26/32	8,075,651
Educational Funding of the South, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.650%)
	2,715,678	1.964	04/25/35	2,715,634
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)(1M USD LIBOR + 1.000%)
	1,392,696	2.328	02/25/25	1,395,085
Higher Education Funding I Series 2014-1, Class A(b)(3M USD LIBOR + 1.050%)
	4,091,055	2.367	05/25/34	4,091,698
Navient Student Loan Trust Series 2016-5A, Class A(b)(1M USD LIBOR + 1.250%)
	8,705,995	2.578	06/25/65	8,914,781
Navient Student Loan Trust Series 2016-7A, Class A(b)(1M USD LIBOR + 1.150%)
	4,418,091	2.478	03/25/66	4,520,676
Nelnet Student Loan Trust Series 2006-1, Class A5(3M USD LIBOR + 0.110%)
	2,441,444	1.424	08/23/27	2,434,665
Nelnet Student Loan Trust Series 2006-1, Class A6(b)(3M USD LIBOR + 0.450%)
	5,200,000	1.764	08/23/36	5,080,055
Nelnet Student Loan Trust Series 2013-5A, Class A(b)(1M USD LIBOR + 0.630%)
	594,239	1.959	01/25/37	591,296
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
	2,012,558	2.214	07/25/41	2,005,580
PHEAA Student Loan Trust Series 2016-1A, Class A(b)(1M USD LIBOR + 1.150%)
	4,302,722	2.478	09/25/65	4,368,474

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Scholar Funding Trust Series 2010-A, Class A(b)(3M USD LIBOR + 0.750%)
	$1,425,682	2.064%		10/28/41	$ 1,415,330
SLC Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
	2,843,594	1.420		09/15/26	2,837,068
SLM Student Loan Trust Series 2004-8A, Class A6(b)(3M USD LIBOR + 0.630%)
	2,550,000	1.944		01/25/40	2,537,519
SLM Student Loan Trust Series 2005-3, Class A5(3M USD LIBOR + 0.090%)
	1,318,926	1.404		10/25/24	1,317,650

					65,067,305

TOTAL ASSET-BACKED SECURITIES (Cost $132,024,613)					$ 133,208,997

Foreign Debt Obligations – 0.8%
Sovereign – 0.8%
Abu Dhabi Government International Bond(b)
	$460,000	2.500%		10/11/22	$ 450,800
	420,000	3.125		10/11/27	411,075
	240,000	4.125		10/11/47	238,200
Republic of Chile
	239,000	3.125		01/21/26	242,286
Republic of Colombia(a)
	1,380,000	5.000		06/15/45	1,461,420
Republic of Indonesia
	790,000	3.700	(b)	01/08/22	811,725
	200,000	5.875		01/15/24	227,750
EUR	280,000	2.150	(b)	07/18/24	352,336
	$420,000	4.125	(b)	01/15/25	436,275
	380,000	4.125		01/15/25	394,725
	1,380,000	4.350	(b)	01/08/27	1,459,350
	510,000	6.750		01/15/44	678,300
	380,000	5.250	(b)	01/08/47	430,350
United Mexican States
	1,080,000	4.600		02/10/48	1,067,850

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,228,114)					$ 8,662,442

Municipal Debt Obligations – 1.4%
California(a) – 0.6%
California State GO Bonds Build America Taxable Series 2009
	$950,000	7.500%		04/01/34	$ 1,406,779
	1,650,000	7.550		04/01/39	2,596,457
California State GO Bonds Build America Taxable Series 2010
	1,645,000	7.950		03/01/36	1,837,004

					5,840,240

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010(a)
	160,000	6.630		02/01/35	177,555
	1,595,000	7.350		07/01/35	1,844,091

Principal Amount		Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Taxable-Pension Series 2003
	$1,170,000	5.100%	06/01/33	$ 1,168,058

				3,189,704

New Hampshire(a)(c) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
	3,500,000	2.164	10/25/37	3,485,376

Ohio(a) – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	1,700,000	6.270	02/15/50	2,224,127

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $12,560,429)				$ 14,739,447

U.S. Treasury Obligations – 19.6%
United States Treasury Bill(g)
	$57,690,000	0.000%	05/24/18	$ 57,360,014
United States Treasury Bonds
	3,670,000	2.750	11/15/42	3,693,598
	8,320,000	3.625	02/15/44	9,725,580
	3,830,000	3.125	08/15/44	4,116,369
	31,750,000	3.000	11/15/44	33,361,314
	5,290,000	3.000	05/15/45	5,556,616
	11,400,000	2.875	11/15/46	11,696,742
	190,000	3.000	05/15/47	199,796
United States Treasury Inflation Indexed Bonds
	1,609,086	0.625	01/15/26	1,635,604
	1,008,380	0.375	07/15/27	1,003,520
	2,470,135	2.500	01/15/29	2,998,917
	593,393	1.000	02/15/46	634,681
	1,001,413	0.875	02/15/47	1,041,800
United States Treasury Notes
	52,350,000	2.125	07/31/24	51,738,029
	1,010,000	2.375	08/15/24	1,013,404
	5,470,000	2.125	09/30/24	5,401,570
	5,590,000	2.125	11/30/24	5,516,715
	2,830,000	2.250	12/31/24	2,814,973
United States Treasury Strip Coupon(g)
	3,200,000	0.000	02/15/36	1,962,112

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,470,898)				$ 201,471,354

Shares		Distribution Rate		Value
Investment Company(h) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	7,479,665	1.228%		$ 7,479,665
(Cost $7,479,665)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,021,783,646)				$ 1,034,985,043

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 0.6%
Commercial Paper – 0.6%
Electricite de France SA
$5,500,000	0.000%	01/05/18	$ 5,498,203
(Cost $5,498,857)

TOTAL INVESTMENTS – 101.0% (Cost $1,027,282,503)			$ 1,040,483,246

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(9,868,087)

NET ASSETS – 100.0%			$ 1,030,615,159

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $214,497,109, which represents approximately 20.8% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $31,476,093 which represents approximately 3.1% of net assets as of December 31, 2017.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,091,285, which represents approximately 2.6% of net assets as of December 31, 2017.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Australia & New Zealand Banking Group	CAD	2,015,744	USD	1,579,652	$1,605,320	03/21/18	$25,668
	EUR	1,988,000	GBP	1,750,798	2,397,083	03/21/18	26,811
	NOK	2,862,757	USD	346,959	349,458	03/21/18	2,499
BoA Securities LLC	AUD	2,063,000	NZD	2,264,949	1,609,390	03/21/18	5,847
	AUD	3,156,351	USD	2,397,068	2,462,337	03/21/18	65,269
	CAD	1,710,609	USD	1,335,695	1,361,285	01/17/18	25,590
	CAD	12,110,046	USD	9,447,216	9,644,326	03/21/18	197,112
	CHF	2,305,480	EUR	1,972,547	2,379,950	03/21/18	1,501
	EUR	1,421,279	CHF	1,651,572	1,713,745	03/21/18	8,824
	EUR	5,990,733	GBP	5,278,270	7,223,483	03/21/18	77,632
	EUR	1,444,165	JPY	192,576,757	1,741,457	03/22/18	25,009
	EUR	3,350,426	USD	3,989,111	4,039,864	03/21/18	50,753
	GBP	279,861	USD	376,287	378,883	03/21/18	2,596
	JPY	205,813,000	USD	1,817,796	1,827,717	01/12/18	9,921
	JPY	617,893,056	USD	5,484,702	5,507,316	03/22/18	22,614
	NOK	28,959,751	EUR	2,923,929	3,535,126	03/21/18	9,521
	NZD	5,708,039	USD	3,969,417	4,041,190	03/21/18	71,773
	SEK	111,658,290	EUR	11,273,263	13,679,577	03/21/18	86,544
	USD	866,742	AUD	1,109,742	865,733	03/21/18	1,008
	USD	382,136	GBP	282,213	382,067	03/21/18	69
	USD	1,858,635	JPY	208,397,411	1,850,667	01/12/18	7,968
	USD	7,062,137	JPY	788,972,550	7,032,158	03/22/18	29,979
	USD	791,649	NZD	1,113,086	788,045	03/21/18	3,604
Barclays Bank PLC	AUD	2,070,000	NZD	2,280,606	1,614,851	03/21/18	223
	CAD	1,346,565	USD	1,047,575	1,071,582	01/17/18	24,007
	CAD	850,489	USD	662,000	677,321	03/21/18	15,321
	CHF	1,534,400	EUR	1,310,000	1,583,964	03/21/18	4,397
	EUR	1,981,000	CHF	2,301,016	2,388,642	03/21/18	13,299
	EUR	1,336,000	GBP	1,180,757	1,610,917	03/21/18	12,379
	EUR	667,000	USD	792,986	804,253	03/21/18	11,267
	GBP	3,398,712	USD	4,470,816	4,591,798	01/19/18	120,982
	GBP	588,000	USD	780,889	796,049	03/21/18	15,160
	JPY	176,807,420	USD	1,569,167	1,575,895	03/22/18	6,728
	USD	1,579,084	JPY	177,055,064	1,578,102	03/22/18	982
Citibank NA	AUD	1,929,387	USD	1,476,058	1,505,408	01/16/18	29,350
	AUD	2,206,870	USD	1,668,800	1,721,626	03/21/18	52,826
	CHF	765,761	EUR	655,000	790,496	03/21/18	712
	CHF	366,307	USD	372,752	378,139	03/21/18	5,387
	EUR	674,196	GBP	594,607	812,929	03/21/18	7,936
	EUR	7,836,728	USD	9,376,896	9,420,760	01/31/18	43,865
	GBP	235,780	USD	316,627	319,205	03/21/18	2,578
	JPY	81,832,105	USD	727,542	729,374	03/22/18	1,832
	SEK	227,206,782	EUR	22,804,225	27,835,754	03/21/18	338,961
	SEK	6,371,148	USD	761,461	780,548	03/21/18	19,086
	USD	788,917	CAD	988,314	787,084	03/21/18	1,833
	USD	1,572,780	JPY	175,311,806	1,562,564	03/22/18	10,215
	USD	789,449	NZD	1,112,887	787,904	03/21/18	1,545
CS Internatioanl (London)	CHF	890,611	EUR	760,282	919,380	03/21/18	2,650
	JPY	88,438,469	USD	787,064	788,257	03/22/18	1,193
JPMorgan Securities, Inc.	CHF	805,892	EUR	685,515	831,924	03/21/18	5,345
	JPY	173,910,912	USD	1,547,196	1,550,078	03/22/18	2,882
	USD	791,855	NZD	1,118,161	791,638	03/21/18	217
State Street Bank (London)	AUD	329,000	NZD	361,534	256,660	03/21/18	700
	AUD	1,595,300	USD	1,210,220	1,244,736	01/16/18	34,516

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank (London) (continued)
	AUD	412,000	USD	313,413	$321,410	03/21/18	$7,997
	CAD	3,392,078	USD	2,659,364	2,701,420	03/21/18	42,056
	EUR	2,662,707	CHF	3,098,302	3,210,629	03/21/18	12,246
	EUR	655,000	GBP	579,613	789,783	03/21/18	5,089
	EUR	674,805	JPY	89,931,202	813,718	03/22/18	12,156
	EUR	2,130,720	NOK	21,007,380	2,569,171	03/21/18	4,794
	EUR	524,494	USD	629,951	632,423	03/21/18	2,472
	GBP	1,180,964	USD	1,586,496	1,598,818	03/21/18	12,322
	JPY	177,036,931	USD	1,570,300	1,577,940	03/22/18	7,641
	NOK	13,178,039	EUR	1,330,000	1,608,648	03/21/18	4,965
	NOK	8,098,730	USD	978,146	988,614	03/21/18	10,470
	NZD	5,908,405	USD	4,082,492	4,183,045	03/21/18	100,554
	SEK	57,959,665	EUR	5,848,307	7,100,804	03/21/18	49,054
	SEK	9,866,182	USD	1,176,009	1,208,733	03/21/18	32,725
	USD	4,466,633	GBP	3,304,380	4,464,351	01/19/18	2,281
	USD	646,225	GBP	476,006	644,428	03/21/18	1,796
	USD	5,492,445	JPY	611,331,766	5,448,835	03/22/18	43,608
	USD	794,161	NZD	1,120,612	793,373	03/21/18	788
Westpac Banking Corp.	AUD	7,844,325	USD	5,958,863	6,119,525	03/21/18	160,662
	EUR	711,392	CHF	826,850	857,779	03/21/18	4,220
	EUR	6,602,078	USD	7,878,194	7,936,552	01/31/18	58,358
	EUR	2,229,670	USD	2,658,799	2,688,482	03/21/18	29,683
	GBP	4,452,820	USD	6,008,769	6,028,337	03/21/18	19,568
	NZD	30,535,959	USD	21,045,466	21,618,913	03/21/18	573,451

TOTAL							$2,745,442

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

BoA Securities LLC	CHF	3,155,991	EUR	2,704,356	$3,257,936	03/21/18	$(2,912)
	EUR	665,000	NZD	1,149,321	801,841	03/21/18	(11,858)
	GBP	593,567	EUR	676,426	803,586	03/21/18	(12,033)
	JPY	88,059,248	EUR	655,000	784,877	03/22/18	(4,960)
	JPY	189,185,048	USD	1,687,286	1,680,052	01/12/18	(7,233)
	JPY	534,199,254	USD	4,775,474	4,761,349	03/22/18	(14,125)
	NOK	138,240,532	EUR	14,026,498	16,875,066	03/21/18	(37,752)
	USD	5,997,770	AUD	7,843,599	6,118,958	03/21/18	(121,189)
	USD	1,029,479	CAD	1,318,441	1,049,202	01/17/18	(19,723)
	USD	10,337,530	CAD	13,136,937	10,462,134	03/21/18	(124,604)
	USD	3,582,894	EUR	3,012,666	3,632,600	03/21/18	(49,706)
	USD	1,572,000	JPY	177,382,200	1,581,017	03/22/18	(9,017)
	USD	3,520,503	NZD	5,082,297	3,598,176	03/21/18	(77,673)
Barclays Bank PLC	CHF	1,615,543	EUR	1,385,344	1,667,727	03/21/18	(2,688)
	EUR	396,177	SEK	3,926,290	477,701	03/21/18	(3,320)
	GBP	1,193,049	EUR	1,357,342	1,615,179	03/21/18	(21,472)
	JPY	87,151,790	USD	781,000	776,789	03/22/18	(4,211)
	NOK	3,391,924	SEK	3,399,240	414,053	03/21/18	(2,398)
	USD	793,581	AUD	1,017,258	793,585	03/21/18	(3)
	USD	1,701,962	CAD	2,187,721	1,740,966	01/17/18	(39,003)
	USD	4,264,169	GBP	3,241,619	4,379,559	01/19/18	(115,391)
	USD	501,749	GBP	371,474	502,910	03/21/18	(1,162)
	USD	1,870,739	JPY	210,843,696	1,879,262	03/22/18	(8,523)
	USD	314,023	NZD	454,000	321,424	03/21/18	(7,401)
	USD	408,456	SEK	3,400,646	416,623	03/21/18	(8,167)
Citibank NA	EUR	1,532,248	CHF	1,796,020	1,847,548	03/21/18	(6,486)
	EUR	104,416	SEK	1,032,222	125,902	03/21/18	(558)
	JPY	91,229,740	EUR	682,227	813,136	03/22/18	(9,533)
	JPY	188,276,531	USD	1,678,684	1,678,120	03/22/18	(564)
	NOK	129,830,193	EUR	13,265,583	15,848,414	03/21/18	(146,909)
	USD	1,085,493	AUD	1,418,871	1,107,077	01/16/18	(21,584)
	USD	788,000	CAD	1,003,142	798,893	03/21/18	(10,893)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (continued)
	USD	349,737	CHF	341,042	$352,058	03/21/18	$(2,322)
	USD	10,081,845	EUR	8,425,888	10,129,007	01/31/18	(47,162)
	USD	1,900,984	EUR	1,590,777	1,918,122	03/21/18	(17,139)
	USD	1,663,917	JPY	188,699,836	1,675,744	01/12/18	(11,827)
	USD	786,000	JPY	88,356,853	787,530	03/22/18	(1,530)
	USD	1,010,499	SEK	8,405,455	1,029,777	03/21/18	(19,278)
CS Internatioanl (London)	GBP	652,049	EUR	734,331	882,760	03/21/18	(2,679)
	JPY	89,432,327	EUR	664,038	797,116	03/22/18	(3,620)
	USD	821,515	AUD	1,067,660	832,905	03/21/18	(11,390)
	USD	782,554	CAD	995,583	792,873	03/21/18	(10,320)
	USD	313,692	NZD	447,727	316,983	03/21/18	(3,291)
Deutsche Bank AG	USD	905,284	SEK	7,606,826	929,425	02/06/18	(24,141)
JPMorgan Securities, Inc.	EUR	395,826	NOK	3,918,479	477,278	03/21/18	(1,052)
	EUR	660,984	SEK	6,507,258	796,999	03/21/18	(224)
	USD	348,999	AUD	449,545	350,700	03/21/18	(1,700)
	USD	765,133	CAD	971,887	774,002	03/21/18	(8,869)
	USD	967,963	EUR	804,993	970,642	03/21/18	(2,679)
	USD	790,332	NZD	1,121,038	793,675	03/21/18	(3,343)
State Street Bank (London)	EUR	7,161,929	CHF	8,380,102	8,635,684	03/21/18	(15,110)
	EUR	662,880	SEK	6,546,608	799,286	03/21/18	(2,758)
	GBP	1,413,468	EUR	1,593,178	1,913,588	03/21/18	(7,428)
	GBP	3,248,047	USD	4,390,486	4,388,243	01/19/18	(2,243)
	GBP	617,503	USD	836,988	835,990	03/21/18	(998)
	JPY	336,945,237	USD	3,025,837	3,003,212	03/22/18	(22,624)
	NOK	9,016,508	EUR	922,000	1,100,648	03/21/18	(11,078)
	USD	1,471,434	AUD	1,939,630	1,513,400	01/16/18	(41,966)
	USD	1,456,197	AUD	1,889,790	1,474,266	03/21/18	(18,069)
	USD	1,333,611	CAD	1,701,654	1,355,180	03/21/18	(21,570)
	USD	670,479	CHF	651,954	673,013	03/21/18	(2,534)
	USD	8,603,575	EUR	7,243,369	8,733,881	03/21/18	(130,307)
	USD	2,777,247	GBP	2,059,437	2,788,116	03/21/18	(10,870)
	USD	15,301,070	JPY	1,726,144,270	15,385,224	03/22/18	(84,154)
	USD	2,259,927	NZD	3,266,282	2,312,469	03/21/18	(52,542)
	USD	380,952	SEK	3,125,521	382,917	03/21/18	(1,965)
Westpac Banking Corp.	USD	774,946	CHF	766,208	790,958	03/21/18	(16,012)
	USD	9,424,632	EUR	7,898,023	9,494,445	01/31/18	(69,813)
	USD	15,291,107	JPY	1,726,144,270	15,385,224	03/22/18	(94,117)

TOTAL							$(1,681,775)

FORWARD SALES CONTRACTS — At December 31, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	01/11/18	$(4,000,000)	$(4,108,750)
FNMA	3.000	TBA-30yr	01/11/18	(4,000,000)	(4,000,937)
FNMA	3.500	TBA-30yr	01/11/18	(7,000,000)	(7,189,766)

TOTAL (Proceeds Receivable: $15,277,422)					$(15,299,453)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	8	03/15/18	$693,466	$(14)
Ultra 10 Year U.S. Treasury Notes	95	03/20/18	12,688,438	77,013
2 Year U.S Treasury Notes	330	03/29/18	70,656,094	(147,935)
5 Year U.S. Treasury Notes	603	03/29/18	70,046,930	(215,438)
20 Year U.S. Treasury Bonds	328	03/20/18	50,184,000	(89,895)

Total				$(376,269)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(13)	03/20/18	(2,179,531)	1,537
10 Year U.S Treasury Notes	(138)	03/20/18	(17,118,469)	23,123

Total				$24,660

TOTAL FUTURES CONTRACTS				$(351,609)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS – At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.050(b)	06/15/18	SEK	155,960		$29,650	$17,824	$11,826
3M STIBOR(a)	0.330(b)	09/15/18		104,320		10,778	382	10,396
0.330(b)	3M STIBOR(a)	09/15/18		104,320		(8,754)	(121)	(8,633)
6M CDOR(d)	1.000	03/21/19	CAD	2,670	(c)	(20,567)	(20,620)	53
0.100(a)	3M STIBOR(b)	06/29/19		170,500	(c)	17,556	(3,051)	20,607
6M GBP(d)	0.750	03/21/20	GBP	30,610	(c)	(71,059)	(130,039)	58,980
6M CDOR(d)	1.250	03/21/20	CAD	22,340	(c)	(311,218)	(235,453)	(75,765)
3M LIBOR(a)	1.750(d)	03/21/20		$10,680	(c)	(82,306)	(70,304)	(12,002)
2.250(d)	3M NZDOR(a)	03/21/20	NZD	27,080	(c)	16,123	(1,260)	17,383
2.000(a)	6M AUDOR	03/21/20	AUD	15,240	(c)	14,829	(8,906)	23,735
3M LIBOR(a)	1.855(d)	08/06/20		$25,220	(c)	(188,270)	(107,817)	(80,453)
3M LIBOR(a)	2.139(d)	11/20/20		47,500	(c)	(135,712)	(31,737)	(103,975)
3M LIBOR(a)	2.227(d)	12/12/20		5,400	(c)	(7,114)	39	(7,153)
0.250(b)	3M STIBOR(a)	03/21/21	SEK	13,030	(c)	(4,177)	(4,019)	(158)
6M EURO(d)	0.350(b)	12/16/21	EUR	19,600	(c)	(60,366)	(15,452)	(44,914)
0.500(b)	3M STIBOR(a)	12/16/21	SEK	123,020	(c)	66,095	36,902	29,193
3.370(e)	6M GBP	07/15/22		2,570		4,627	127	4,500
2.028%(d)	6M CDOR	07/18/22		7,590	(c)	(59,186)	(38,725)	(20,461)
6M GBP(d)	1.000	03/21/23	GBP	740	(c)	(3,320)	(6,912)	3,592
6M CDOR(d)	1.500	03/21/23	CAD	3,610	(c)	(107,769)	(88,009)	(19,760)
1.500(b)	6M NIBOR(d)	03/21/23	NOK	56,470	(c)	31,341	(12,175)	43,516
0.500(b)	3M STIBOR(a)	03/21/23	SEK	24,720	(c)	11,252	(5,620)	16,872
0.250(b)	6M EURO(d)	03/21/23	EUR	13,990	(c)	102,196	14,275	87,921
2.143%(d)	3M LIBOR(a)	07/03/23		$3,920	(c)	31,703	21,196	10,507
2.275(d)	3M LIBOR(a)	11/20/23		20,550	(c)	73,273	19,641	53,632
6M GBP(d)	1.200	11/21/23	GBP	4,620	(c)	10,357	(2,646)	13,003
6M EURO(d)	1.330(b)	01/12/27	EUR	2,890	(c)	6,052	(49,389)	55,441
6M GBP(d)	1.600	03/16/27	GBP	13,320	(c)	103,135	(118,104)	221,239
6M EURO(b)	1.428	08/15/27		1,780		(30,437)	1,876	(32,313)
6M EURO(b)	1.500(d)	08/31/27		2,900	(c)	(14,838)	(4,853)	(9,985)
2.400(a)	3M LIBOR(d)	08/31/27		3,310	(c)	(20,106)	(3,790)	(16,316)
3.340(e)	6M GBP	09/15/27		2,640		16,034	(1,580)	17,614
6M EURO(d)	1.600(b)	10/25/27	EUR	4,950	(c)	45,685	23,167	22,518
2.000(b)	3M STIBOR(a)	10/25/27	SEK	46,290	(c)	(22,542)	(2,292)	(20,250)
2.000(b)	3M STIBOR(a)	11/02/27		31,060	(c)	(14,424)	1,524	(15,948)
6M EURO(d)	1.500(b)	12/19/27	EUR	5,890	(c)	11,177	22,964	(11,787)
3M LIBOR(a)	2.750(d)	12/21/27		$6,170	(c)	49,977	42,350	7,627
3.500(d)	6M AUDOR	12/21/27	AUD	3,860	(c)	(45,330)	(68,671)	23,341
6M EURO(d)	1.000(b)	03/21/28	EUR	9,690	(c)	80,616	153,286	(72,670)
6M CDOR(d)	1.750	03/21/28	CAD	13,360	(c)	(643,797)	(556,279)	(87,518)
3M LIBOR(a)	2.250(d)	03/21/28		$5,290	(c)	(79,513)	(62,850)	(16,663)
2.750(d)	6M AUDOR	03/21/28	AUD	5,390	(c)	30,609	21,586	9,023
1.250(d)	6M GBP	03/21/28	GBP	7,230	(c)	46,331	105,075	(58,744)
0.250(d)	6M JYOR	03/21/28	JPY	559,370	(c)	46,276	35,711	10,565
6M JYOR(d)	0.500	03/22/28		189,470	(c)	(4,990)	(4,865)	(125)
3M LIBOR(a)	2.378(d)	07/03/28		$13,050	(c)	(77,307)	(20,371)	(56,936)
3M LIBOR(d)	2.346(a)	08/06/28		6,730	(c)	63,083	18,371	44,712
1.400(d)	6M GBP	11/21/28	GBP	2,780	(c)	(10,734)	6,747	(17,481)
2.487(d)	3M LIBOR(a)	12/12/28		$1,400	(c)	(1,575)	23	(1,598)
1.940(d)	6M GBP	01/11/32	GBP	1,620	(c)	(23,734)	(8,025)	(15,709)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	1.600	08/15/32		980		$(23,818)	$24	$(23,842)
6M GBP(e)	3.460	09/15/32		2,400		(14,913)	6,236	(21,149)
1.500(d)	6M GBP	03/21/33	GBP	5,560	(c)	(78,301)	(20,504)	(57,797)
1.750(d)	6M GBP	03/17/37		9,260	(c)	(83,235)	(58,435)	(24,800)
1.750(d)	6M GBP	12/14/37		3,000	(c)	(29,903)	(24,590)	(5,313)
6M JYOR(d)	1.250	06/14/38	JPY	55,640	(c)	235	2,774	(2,539)
1.750(d)	6M GBP	06/14/38	GBP	1,250	(c)	(13,671)	(18,299)	4,628
6M GBP(e)	3.510	09/15/42		1,940		(44,434)	715	(45,149)
3.450(e)	6M GBP	09/15/47		1,770		68,075	4,642	63,433
2.560(d)	3M LIBOR(a)	07/03/48		$5,410	(c)	(9,091)	3,774	(12,865)
6M CDOR(d)	2.540	07/18/48		1,120	(c)	4,308	14,880	(10,572)

TOTAL						(1,355,138)	$(1,229,652)	$(125,486)

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made semi-annually.
(e)	Payments made at maturity.
(f)	Payments made monthly.

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

PURCHASED OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts:
Eurodollar	MS & Co. LLC	$98.00	06/15/2018	40	$100,000	$30,750	$11,090	$19,660

Investment Abbreviations:
BoA Securities LLC	— Bank of America Securities LLC
CS International (London)	— Credit Suisse International (London)
MS & Co. LLC	— Morgan Stanley & Co. LLC

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 33.1%
British Pound – 1.7%
United Kingdom Treasury
GBP	2,000,000	4.500%		09/07/34	$ 3,845,635
	90,000	4.250		03/07/36	171,121
	3,970,000	3.500		01/22/45	7,340,923
	1,270,000	3.500		07/22/68	2,875,675

					14,233,354

Canadian Dollar – 2.2%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	664,038
	2,600,000	2.850		06/18/25	2,124,388
	2,000,000	4.950		06/18/40	2,139,778
Government of Canada
	6,160,000	1.750		03/01/23	4,865,322
	1,760,000	2.750		12/01/48	1,549,976
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,484,864
	1,700,000	2.600		06/02/25	1,360,541
	2,300,000	4.650		06/02/41	2,357,985
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,544,921

					18,091,813

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	536,530

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	815,962

Euro – 6.8%
France Government Bond OAT
EUR	2,660,000	4.750		04/25/35	4,960,671
Government of France
	1,330,000	4.500		04/25/41	2,547,566
Italy Buoni Poliennali Del Tesoro
	3,440,000	1.200		04/01/22	4,226,211
	7,790,000	1.450		11/15/24	9,375,894
	4,200,000	2.050		08/01/27	5,064,463
	1,400,000	5.000		09/01/40	2,194,073
	1,370,000	2.800	(a)	03/01/67	1,419,942
Kingdom of Belgium(a)
	1,800,000	0.800		06/22/27	2,193,528
	910,000	2.150		06/22/66	1,157,102
Republic of Austria(a)
	450,000	1.500		11/02/86	480,691
	460,000	2.100		12/31/99	597,741
Republic of Indonesia(a)
	650,000	2.625		06/14/23	841,319
	240,000	2.150		07/18/24	302,002
	420,000	3.750		06/14/28	580,157
Republic of Ireland
	860,000	4.500		04/18/20	1,151,671
	510,000	3.400		03/18/24	731,156
	810,000	5.400		03/13/25	1,314,115

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Spain Government Bond(a)
EUR	2,230,000	3.800%	04/30/24	$ 3,184,308
	1,250,000	2.750	10/31/24	1,691,472
	5,545,000	5.900	07/30/26	9,147,901
	1,110,000	3.450	07/30/66	1,424,715

				54,586,698

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000	03/31/27	719,779

Japanese Yen – 18.8%
Government of Japan
JPY	4,239,500,000	1.300	06/20/20	38,943,199
	50,000	0.400	06/20/25	458
	436,000,000	2.200	03/20/31	4,873,565
	225,000,000	1.700	09/20/32	2,403,282
	214,000,000	1.400	09/20/34	2,206,892
	2,029,200,000	2.500	09/20/34	24,123,122
	315,000,000	2.200	09/20/39	3,693,111
	454,000,000	1.400	09/20/45	4,666,600
	233,600,000	2.000	03/20/52	2,760,699
	312,700,000	1.400	03/20/55	3,191,386
Japan Government Five Year Bond
	419,000,000	0.100	09/20/21	3,747,628
Japan Government Ten Year Bond
	1,124,050,000	0.100	06/20/26	10,063,527
	529,250,000	0.100	09/20/26	4,735,044
	130,900,000	0.100	09/20/27	1,168,998
Japan Government Two Year Bond
	2,501,200,000	0.100	12/15/18	22,250,082
Japanese Government CPI Linked Bond
	1,253,838,000	0.100	03/10/25	11,734,388
	1,183,656,656	0.100	03/10/26	11,119,597

				151,681,578

Mexican Peso – 0.2%
United Mexican States
MXN	3,957,000	6.500	06/10/21	194,452
	14,290,800	6.500	06/09/22	695,903
	2,034,800	8.000	12/07/23	105,273
	2,098,900	7.750	11/23/34	106,670
	13,763,300	10.000	11/20/36	853,284
	2,436,600	8.500	11/18/38	132,715
	94,300	8.000	11/07/47	4,896

				2,093,193

Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050	01/19/28	441,413

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
South African Rand – 0.7%
Republic of South Africa
ZAR	47,650,000	7.750%		02/28/23	$ 3,816,283
	90,000	8.500		01/31/37	6,528
	21,510,000	8.750		01/31/44	1,564,043

					5,386,854

South Korean Won – 0.5%
Republic of Korea
KRW	3,819,000,000	5.000		06/10/20	3,803,222

Swedish Krona – 0.4%
Sweden Government Bond
SEK	21,290,000	3.500		06/01/22	3,010,203

Thai Baht – 0.5%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	3,893,020

United States Dollar – 0.9%
Abu Dhabi Government International Bond(a)
	$500,000	2.500		10/11/22	490,000
	790,000	3.125		10/11/27	773,213
	600,000	4.125		10/11/47	595,500
Republic of Colombia(b)
	1,230,000	3.875		04/25/27	1,253,062
Republic of Indonesia
	970,000	5.875		01/15/24	1,104,587
	200,000	4.125	(a)	01/15/25	207,750
	1,110,000	4.125		01/15/25	1,153,012
	790,000	3.850	(a)	07/18/27	810,738
	300,000	4.750	(a)	07/18/47	319,500
Republic of Korea
	660,000	7.125		04/16/19	697,395
United Mexican States
	230,000	4.600		02/10/48	227,413

					7,632,170

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $257,614,811)					$266,925,789

Corporate Obligations – 30.5%
Agriculture – 0.6%
BAT Capital Corp.(a)(b)
	700,000	3.222%		08/15/24	699,972
	1,100,000	3.557		08/15/27	1,101,427
BAT International Finance PLC(a)
	800,000	2.750		06/15/20	803,913
	200,000	3.500		06/15/22	204,598
Reynolds American, Inc.
	108,000	3.250		06/12/20	109,738
	150,000	4.000		06/12/22	156,724

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Agriculture – (continued)
	$250,000	5.700	%(b)	08/15/35	$ 297,996
	1,100,000	5.850	(b)	08/15/45	1,373,647

					4,748,015

Automotive – 0.0%
GKN Holdings PLC
GBP	150,000	5.375		09/19/22	232,117

Banks – 14.0%
Bank of America Corp.
	$1,000,000	5.650		05/01/18	1,011,933
	1,400,000	2.600		01/15/19	1,404,792
	600,000	2.650		04/01/19	603,406
	1,450,000	4.125		01/22/24	1,542,155
	150,000	3.875		08/01/25	158,224
	3,500,000	3.248	(b)	10/21/27	3,473,117
	650,000	4.183	(b)	11/25/27	678,773
(3M USD LIBOR + 1.575%)
	2,100,000	3.824	(b)(c)	01/20/28	2,172,178
	100,000	6.110		01/29/37	127,846
Barclays PLC(b)
	1,850,000	3.684		01/10/23	1,877,339
BNP Paribas SA(a)
	200,000	4.375		09/28/25	208,983
Capital One Financial Corp.(b)
	1,600,000	2.500		05/12/20	1,597,996
	1,000,000	4.200		10/29/25	1,028,823
Citigroup, Inc.(b)
	1,300,000	3.200		10/21/26	1,289,843
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,500,903
	1,200,000	3.375		01/10/22	1,218,720
	1,000,000	4.125		01/10/27	1,038,316
Credit Suisse AG
	750,000	6.500		08/08/23	839,250
Deutsche Bank AG
	150,000	2.850		05/10/19	150,500
	3,400,000	2.700		07/13/20	3,384,061
	100,000	3.125		01/13/21	100,589
Dexia Credit Local SA
	3,500,000	1.875	(a)	03/28/19	3,483,286
GBP	5,900,000	1.125		06/15/22	7,951,472
DNB Boligkreditt AS
EUR	15,100,000	1.000		01/22/18	18,130,552
HSBC Holdings PLC
	200,000	4.250		08/18/25	207,405
	450,000	6.800		06/01/38	613,552

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA
	$1,700,000	3.875%		01/16/18	$ 1,701,137
	900,000	3.875		01/15/19	912,007
Kreditanstalt fuer Wiederaufbau(d)
EUR	9,080,000	5.500		01/22/18	10,929,647
AUD	3,000,000	6.000		08/20/20	2,557,668
EUR	11,300,000	1.625		01/15/21	14,374,507
	3,100,000	3.500		07/04/21	4,211,813
	7,300,000	2.500		01/17/22	9,712,919
Morgan Stanley, Inc.
	500,000	5.625		09/23/19	526,907
EUR	900,000	2.375		03/31/21	1,154,440
	50,000	3.875		04/29/24	52,204
	1,700,000	3.700		10/23/24	1,756,657
	300,000	4.000		07/23/25	314,115
	1,400,000	3.625		01/20/27	1,432,836
	350,000	4.300		01/27/45	377,502
Santander UK PLC
EUR	1,200,000	4.375		01/24/18	1,443,687
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
	$1,050,000	1.700		03/05/18	1,049,691
UBS Group Funding Switzerland AG(a)
	2,400,000	3.000		04/15/21	2,416,847
	1,750,000	4.125		09/24/25	1,836,544
UniCredit SpA(a)
	250,000	3.750		04/12/22	254,374

					112,809,516

Beverages(b) – 0.4%
Anheuser-Busch InBev Finance, Inc.
	2,050,000	2.650		02/01/21	2,060,286
	1,100,000	4.900		02/01/46	1,274,888

					3,335,174

Biotechnology(b) – 0.1%
Gilead Sciences, Inc.
	800,000	4.150		03/01/47	850,941

Chemicals(b) – 0.0%
LyondellBasell Industries NV
	252,000	5.000		04/15/19	258,735

Diversified Financial Services – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2,550,000	3.750		05/15/19	2,590,358
	2,300,000	3.500	(b)	05/26/22	2,334,178
	2,149,000	4.625		07/01/22	2,276,627
GE Capital International Funding Co.
	1,100,000	3.373		11/15/25	1,118,771
Synchrony Financial(b)
	250,000	3.000		08/15/19	251,738

					8,571,672

Electrical – 0.4%
Exelon Corp.(b)
	1,100,000	3.497		06/01/22	1,121,010
innogy Finance BV
GBP	900,000	6.250		06/03/30	1,664,858

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical – (continued)
Ruwais Power Co. PJSC(a)
	$520,000	6.000%		08/31/36	$ 609,700

					3,395,568

Food & Drug Retailing(b) – 0.3%
Kraft Heinz Foods Co.
	600,000	2.800		07/02/20	603,459
	350,000	3.950		07/15/25	361,505
	150,000	5.000		07/15/35	163,766
The Kroger Co.
	1,650,000	2.800		08/01/22	1,644,010

					2,772,740

Healthcare Providers & Services – 0.5%
Becton Dickinson & Co.(b)
	1,600,000	2.894		06/06/22	1,589,991
	1,700,000	3.363		06/06/24	1,704,749
UnitedHealth Group, Inc.
	700,000	2.875		12/15/21	708,912

					4,003,652

Insurance – 0.8%
American International Group, Inc.(b)
	350,000	3.875		01/15/35	351,320
	500,000	4.800		07/10/45	560,771
Aviva PLC(b)(c)
GBP	50,000	6.125		11/14/36	81,714
(5 year UK Government Bond + 2.850%)
EUR	450,000	6.125		07/05/43	670,561
(5 year EUR Swap + 5.130%)
GBP	1,100,000	5.902		11/29/49	1,611,569
(6M GBP LIBOR + 1.880%)
Cloverie PLC for Zurich Insurance Co. Ltd.(b)(c)(3M USD LIBOR + 4.918%)
	$1,250,000	5.625		06/24/46	1,373,500
MetLife, Inc.
	500,000	4.368		09/15/23	539,859
	110,000	3.600		04/10/24	115,079
NN Group NV(b)(c)(3M Euribor + 3.950%)
EUR	800,000	4.625		04/08/44	1,111,915

					6,416,288

Internet(a)(b) – 0.4%
Amazon.com, Inc.
	$2,700,000	3.875		08/22/37	2,864,968

Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
	150,000	3.579		07/23/20	152,796
	1,150,000	4.908		07/23/25	1,222,663
Comcast Corp.
	650,000	6.400		03/01/40	885,597
Time Warner Cable LLC
	300,000	6.750		07/01/18	306,650
	450,000	5.000		02/01/20	469,623
	100,000	4.125	(b)	02/15/21	102,978
	28,000	7.300		07/01/38	35,097
	100,000	5.500	(b)	09/01/41	104,229

					3,279,633

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mining(a) – 0.3%
Glencore Funding LLC
	$2,100,000	4.125%		05/30/23	$ 2,172,450

Miscellaneous Manufacturing – 0.0%
General Electric Co.
MXN	2,000,000	8.500		04/06/18	101,742

Oil Field Services – 0.9%
Anadarko Petroleum Corp.
	$50,000	3.450	(b)	07/15/24	49,793
	850,000	6.450		09/15/36	1,041,090
BP Capital Markets PLC
	250,000	3.814		02/10/24	262,816
EUR	950,000	0.830	(b)	09/19/24	1,145,009
	$200,000	3.017	(b)	01/16/27	198,212
Devon Energy Corp.(b)
	500,000	3.250		05/15/22	508,597
	200,000	5.600		07/15/41	235,734
	500,000	4.750		05/15/42	529,449
	300,000	5.000		06/15/45	334,664
Dolphin Energy Ltd.
	163,520	5.888	(a)	06/15/19	167,812
	109,792	5.888		06/15/19	112,674
Petroleos Mexicanos
	32,000	6.375		02/04/21	34,800
EUR	820,000	5.125		03/15/23	1,143,756
	$840,000	6.500	(a)	03/13/27	919,800
	23,000	5.500		06/27/44	21,246
	30,000	6.375		01/23/45	30,123
	410,000	6.750	(a)	09/21/47	428,235
Reliance Industries Ltd.(a)
	510,000	3.667		11/30/27	504,263

					7,668,073

Pharmaceuticals – 0.9%
AbbVie, Inc.(b)
	750,000	4.450		05/14/46	815,250
Allergan Funding SCS
	50,000	2.450		06/15/19	50,000
	250,000	3.000	(b)	03/12/20	252,249
Forest Laboratories LLC(a)(b)
	4,100,000	5.000		12/15/21	4,384,853
Mylan NV(b)
	1,350,000	3.950		06/15/26	1,361,295

					6,863,647

Pipelines – 1.7%
Abu Dhabi Crude Oil Pipeline LLC(a)
	1,260,000	4.600		11/02/47	1,296,225
Buckeye Partners LP(b)
	550,000	4.150		07/01/23	564,985
Columbia Pipeline Group, Inc.
	100,000	2.450		06/01/18	100,059
	150,000	3.300	(b)	06/01/20	152,142

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(b)
$700,000	2.850%		04/15/21	$ 705,839
500,000	3.750		02/15/25	515,548
Kinder Morgan Energy Partners LP(b)
470,000	3.950		09/01/22	485,051
Kinder Morgan, Inc.(b)
350,000	3.050		12/01/19	353,066
3,000,000	5.000	(a)	02/15/21	3,183,013
300,000	4.300		06/01/25	312,489
Plains All American Pipeline LP/PAA Finance Corp.(b)
1,800,000	4.500		12/15/26	1,824,660
700,000	4.700		06/15/44	654,397
Sabine Pass Liquefaction LLC(b)
2,000,000	5.625		03/01/25	2,200,000
Williams Partners LP(b)
550,000	3.600		03/15/22	562,601
450,000	3.900		01/15/25	458,630

				13,368,705

Real Estate Investment Trust(b) – 0.2%
American Tower Corp.
450,000	3.300		02/15/21	458,251
HCP, Inc.
100,000	2.625		02/01/20	100,359
273,000	5.375		02/01/21	293,172
Ventas Realty LP/Ventas Capital Corp.
200,000	3.250		08/15/22	202,382
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
350,000	2.700		09/17/19	351,890
400,000	3.750		09/17/24	412,564

				1,818,618

Retailing(b) – 0.1%
CVS Health Corp.
550,000	2.800		07/20/20	552,291
McDonald’s Corp.
100,000	2.750		12/09/20	101,038

				653,329

Semiconductors(b) – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
600,000	3.000		01/15/22	594,918
750,000	3.625		01/15/24	745,788
QUALCOMM, Inc.
300,000	3.250		05/20/27	292,917

				1,633,623

Software(b) – 0.3%
Oracle Corp.
700,000	3.250		11/15/27	711,876
800,000	3.800		11/15/37	839,016
800,000	4.000		11/15/47	851,907

				2,402,799

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Supranational(d) – 5.5%
European Financial Stability Facility
EUR	12,300,000	1.250%	02/05/18	$ 14,782,940
	2,700,000	0.400	05/31/26	$3,213,774
	1,100,000	2.350	07/29/44	1,593,937
FMS Wertmanagement
	19,900,000	1.875	05/09/19	24,644,169

				44,234,820

Telecommunication Services – 1.4%
America Movil SAB de CV
MXN	5,260,000	6.000	06/09/19	258,225
AT&T, Inc.(b)
	$2,000,000	2.800	02/17/21	2,008,853
	1,450,000	3.200	03/01/22	1,465,647
	250,000	3.000	06/30/22	250,444
	150,000	3.900	08/14/27	151,002
	750,000	5.450	03/01/47	801,579
Verizon Communications, Inc.
	250,000	3.450	03/15/21	257,620
	3,299,000	2.946	03/15/22	3,319,095
	1,100,000	3.125	03/16/22	1,115,297
	1,200,000	2.450 (b)	11/01/22	1,176,266
	500,000	5.150	09/15/23	556,322

				11,360,350

TOTAL CORPORATE OBLIGATIONS (Cost $240,753,639)				$245,817,175

Asset-Backed Securities(c) – 18.7%
Collateralized Loan Obligations(a) – 10.5%
AIMCO CLO Series 2014-AA, Class AR(3M USD LIBOR + 1.100%)
	$4,250,000	2.407%	07/20/26	$ 4,257,089
Apex Credit CLO II LLC Series 2017-2A, Class A(3M USD LIBOR + 1.270%)
	8,400,000	2.895	09/20/29	8,429,753
Atrium X CLO Series 2017-10A, Class AR(3M USD LIBOR + 0.950%)
	4,061,929	2.254	07/16/25	4,064,638
B&M CLO Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
	1,750,000	2.704	04/16/26	1,751,237
Catamaran CLO Ltd. Series 2013-1A, Class AR(3M USD LIBOR + 0.850%)
	3,800,000	2.363	01/27/28	3,800,000
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A(3M USD LIBOR + 1.220%)
	4,650,000	2.527	04/20/29	4,687,581
Greywolf CLO V Ltd. Series 2015-1A, Class A1(3M USD LIBOR + 1.600%)
	1,800,000	2.914	04/25/27	1,802,885
Halcyon Loan Advisors Funding Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 1.150%)
	2,383,300	2.454	04/15/25	2,383,522
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.130%)
	5,600,000	2.434	04/18/26	5,622,439
Madison Park Funding XII Ltd. Series 2014-12A, Class AR(3M USD LIBOR + 1.260%)
	3,900,000	2.567	07/20/26	3,905,636
Oak Hill Credit Partners X Ltd. Series 2014-10A, Class AR(3M USD LIBOR + 1.130%)
	4,650,000	2.437	07/20/26	4,654,710

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Collateralized Loan Obligations(a) – (continued)
OCP CLO Ltd. Series 2016-12A, Class A1(3M USD LIBOR + 1.570%)
$4,650,000	2.874%	10/18/28	$ 4,684,089
Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R(3M USD LIBOR + 0.900%)
8,450,000	2.250	05/21/27	8,455,755
OFSI Fund VII Ltd. Series 2014-7A, Class AR(3M USD LIBOR + 0.900%)
2,250,000	2.114	10/18/26	2,261,783
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A(3M USD LIBOR + 1.120%)
5,365,241	2.427	04/20/25	5,373,085
Shackleton CLO Ltd. Series 2014-5A, Class AR(3M USD LIBOR + 1.140%)
3,650,000	2.452	05/07/26	3,654,511
Sound Point CLO XI Ltd. Series 2016-1A, Class A(3M USD LIBOR + 1.650%)
8,350,000	2.957	07/20/28	8,391,525
Sound Point CLO XI Ltd. Series 2016-1A, Class B1(3M USD LIBOR + 2.400%)
1,700,000	3.707	07/20/28	1,713,772
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(3M USD LIBOR + 1.180%)
1,000,000	2.484	07/15/26	1,001,964
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 0.900%)
3,500,000	2.277	05/01/26	3,498,226

			84,394,200

Home Equity – 0.2%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(1M LIBOR + 1.450%)
1,448,942	3.002	10/25/37	1,459,805
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
19,597	7.000	09/25/37	19,825
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
66,707	7.000	09/25/37	68,646

			1,548,276

Student Loans – 8.0%
Access Group, Inc. Series 2015-1, Class A(a)(1M USD LIBOR + 0.700%)
1,207,122	2.028	07/25/56	1,208,572
Chase Education Loan Trust Series 2007-A, Class A3(3M USD LIBOR + 0.070%)
196,910	1.401	12/28/23	196,443
ECMC Group Student Loan Trust Series 2017-1A, Class A(a)(1M USD LIBOR + 1.200%)
7,166,529	2.529	12/27/66	7,249,120
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)(1M USD LIBOR + 0.800%)
6,750,000	2.129	04/26/32	6,647,640
Educational Services of America, Inc. Series 2010-1, Class A1(a)(3M USD LIBOR + 0.850%)
394,435	2.164	07/25/23	394,667
Educational Services of America, Inc. Series 2015-2, Class A(a)(1M USD LIBOR + 1.000%)
1,841,385	2.328	12/25/56	1,850,314
Higher Education Funding I Series 2014-1, Class A(a)(3M USD LIBOR + 1.050%)
3,363,757	2.367	05/25/34	3,364,285

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loans – (continued)
Knowledgeworks Foundation Student Loan Series 2010-1, Class A(3M USD LIBOR + 0.950%)
$502,588	2.267%	02/25/42	$ 505,279
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
2,450,000	2.333	07/20/43	2,486,604
Navient Student Loan Trust Series 2017-2A, Class A(a)(1M USD LIBOR + 1.050%)
7,226,128	2.378	12/27/66	7,312,385
Navient Student Loan Trust Series 2017-5A, Class A(a)(1M USD LIBOR + 0.800%)
7,962,458	2.128	07/26/66	7,989,898
Nelnet Student Loan Trust Series 2006-1, Class A6(a)(3M USD LIBOR + 0.450%)
4,300,000	1.764	08/23/36	4,200,814
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
1,108,720	1.414	01/25/30	1,107,358
Nelnet Student Loan Trust Series 2006-2, Class A7(a)(3M Euribor + 0.580%)
4,050,000	0.219	01/25/37	3,986,070
Nelnet Student Loan Trust Series 2010-3A, Class A(a)(3M USD LIBOR + 0.780%)
460,862	2.094	07/27/48	465,461
Nelnet Student Loan Trust Series 2011-1A, Class A(a)(1M USD LIBOR + 0.850%)
249,950	2.178	02/25/48	250,898
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
1,665,565	2.214	07/25/41	1,659,791
PHEAA Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.150%)
3,520,409	2.478	09/25/65	3,574,206
Scholar Funding Trust Series 2010-A, Class A(a)(3M USD LIBOR + 0.750%)
846,499	2.064	10/28/41	840,352
SLC Student Loan Center Series 2011-1, Class A(a)(1M USD LIBOR + 1.220%)
557,034	2.548	10/25/27	563,742
SLC Student Loan Trust Series 2006-1, Class A5(3M USD LIBOR + 0.110%)
2,070,952	1.430	03/15/27	2,060,672
SLM Student Loan Trust Series 2004-8A, Class A6(a)(3M USD LIBOR + 0.630%)
2,100,000	1.944	01/25/40	2,089,722
SLM Student Loan Trust Series 2005-3, Class A5(3M USD LIBOR + 0.090%)
782,414	1.404	10/25/24	781,657
SLM Student Loan Trust Series 2005-5, Class A5(3M USD LIBOR + 0.750%)
900,000	2.064	10/25/40	894,242
SLM Student Loan Trust Series 2006-5, Class A5(3M USD LIBOR + 0.110%)
1,938,551	1.424	01/25/27	1,936,275

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loans – (continued)
Wachovia Student Loan Trust Series 2006-1, Class A5(a)(3M USD LIBOR + 0.120%)
$916,148	1.434%	07/26/27	$ 915,549

			64,532,016

TOTAL ASSET-BACKED SECURITIES (Cost $148,909,800)			$150,474,492

Mortgage-Backed Obligations – 12.4%
Collateralized Mortgage Obligations – 1.7%
Interest Only – 0.9%
$617,506	4.750%	05/15/41	$ 93,285
470,536	4.573	03/15/44	77,287
366,726	4.850	07/15/39	54,656
1,661,107	4.523	05/15/46	300,211
437,005	3.000	12/15/27	39,435
2,097,108	3.758	11/25/40	289,152
586,681	5.223	12/25/41	98,757
764,782	4.623	02/25/42	116,629
780,011	4.773	12/25/43	116,268
1,601,765	5.098	10/25/42	275,117
334,238	4.773	09/25/43	50,833
606,801	5.273	02/25/44	107,414
1,449,291	4.923	01/25/45	223,315
531,653	4.923	11/25/45	84,227
764,700	4.373	11/25/45	104,011
326,134	4.373	11/25/45	43,621
1,467,308	4.598	02/25/46	273,593
1,305,739	4.000	02/25/46	264,266
1,188,008	4.499	08/20/40	182,668
884,772	4.749	02/20/40	142,622
510,813	4.249	03/20/40	72,908
669,420	4.749	12/20/42	108,281
930,922	4.549	08/20/43	151,732
194,723	4.599	09/20/43	30,419
349,993	4.649	06/20/43	54,931
356,522	4.599	06/20/43	55,205
177,043	4.649	11/20/43	27,756
1,120,979	4.599	11/20/43	177,171
2,698,163	4.099	08/20/44	383,702
825,223	4.599	10/20/43	112,494
403,996	4.099	09/20/44	54,450
1,265,395	4.109	10/16/44	177,327
963,696	4.000	12/20/44	144,320
229,433	4.599	03/20/44	36,559
2,403,181	4.209	08/20/45	329,488
1,164,467	4.000	08/20/45	186,376
3,363,697	5.000	08/20/45	698,905
580,875	4.749	09/20/45	92,324
893,802	4.699	09/20/45	139,001
474,085	4.500	09/16/45	86,661
1,746,448	5.000	10/20/44	364,775
427,379	4.749	11/20/45	65,933
272,724	4.699	11/20/45	42,465
1,904,010	4.099	04/20/45	254,463
1,411,794	4.099	05/20/45	223,680
535,581	4.699	01/20/46	83,954

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
$1,259,767	4.000%	10/20/46	$ 208,718
746,183	4.000	06/20/45	105,951
816,057	4.149	01/20/46	112,367
776,625	4.149	01/20/46	108,792

			7,628,475

Sequential Fixed Rate – 0.2%
564,478	5.000	06/25/41	613,666
535,795	5.000	10/25/41	582,578
68,202	7.000	10/25/42	78,430
272,126	7.000	07/25/42	313,656

			1,588,330

Sequential Floating Rate(c) – 0.6%
103,469	2.501	09/25/35	103,085
607,051	1.493	03/20/46	537,396
61,495	3.484	04/20/35	63,876
533,634	3.708	08/19/36	503,097
1,200,000	2.282	07/10/19	1,200,087
773,235	2.001	01/25/46	682,373
122,731	2.211	11/20/34	122,911
1,400,000	2.296	05/15/18	1,400,000

			4,612,825

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$13,829,630

Federal Agencies – 10.7%
FHLMC – 0.1%
$1,080	5.000%	01/01/18	$ 1,093
3,140	5.000	02/01/18	3,171
4,836	5.000	03/01/18	4,899
7,000	5.000	04/01/18	7,075
6,392	5.000	05/01/18	6,503
2,159	5.000	06/01/18	2,184
2,538	5.000	07/01/18	2,554
834	5.000	08/01/18	845
861	5.000	09/01/18	872
6,001	5.000	10/01/18	6,096
5,994	5.000	11/01/18	6,077
5,328	5.000	12/01/18	5,431
3,047	5.000	01/01/19	3,108
395	5.000	02/01/19	401
1,100	5.000	03/01/19	1,121
3,437	5.000	01/01/33	3,707
563	5.000	06/01/33	614
6,172	5.000	07/01/33	6,727
7,457	5.000	08/01/33	8,128
1,278	5.000	10/01/33	1,393
4,379	5.000	11/01/33	4,774
1,857	5.000	12/01/33	2,024
5,629	5.000	02/01/34	6,137
2,150	5.000	03/01/34	2,348
2,997	5.000	04/01/34	3,272
6,607	5.000	05/01/34	7,202
94,382	5.000	06/01/34	102,895
1,150	5.000	11/01/34	1,255
25,162	5.000	04/01/35	27,425
2,677	5.000	11/01/35	2,918
7,985	5.000	02/01/37	8,743

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$675	5.000%	11/01/37	$ 730
224,602	7.000	02/01/39	261,209
37,197	5.000	01/01/40	40,660
17,896	4.000	06/01/40	18,881
185,558	4.000	02/01/41	195,387
13,361	4.000	11/01/41	14,081

			771,940

FNMA – 1.6%
170	5.000	04/01/18	170
777	5.000	05/01/18	781
124	5.000	06/01/18	124
180	5.000	11/01/18	181
527	5.000	03/01/19	535
520	5.000	04/01/19	528
2,405	5.000	08/01/33	2,601
1,667	5.500	02/01/34	1,846
3,563	5.500	05/01/34	3,954
1,710	5.500	10/01/34	1,893
12,031	5.500	12/01/34	13,335
3,369	5.500	04/01/35	3,731
2,752	5.500	07/01/35	3,053
397,829	4.500	07/01/36	426,594
40,719	4.500	12/01/36	43,612
36,655	4.500	05/01/38	39,069
133,112	7.000	03/01/39	154,088
28,239	4.500	05/01/39	30,453
16,468	4.500	06/01/39	17,760
12,531	4.500	08/01/39	13,513
20,722	4.500	09/01/39	22,219
28,353	4.500	10/01/39	30,402
10,948	4.500	03/01/40	11,739
157,171	4.500	04/01/40	168,506
152,892	5.000	06/01/40	165,598
9,787	4.500	12/01/40	10,493
170,197	4.500	01/01/41	182,556
45,758	4.500	04/01/41	49,066
78,354	4.500	06/01/41	83,966
65,006	4.500	07/01/41	69,706
56,615	5.000	07/01/41	61,149
99,986	4.500	08/01/41	107,265
288,904	4.500	09/01/41	309,979
242,205	4.500	10/01/41	259,415
198,945	4.500	11/01/41	213,081
107,865	4.500	12/01/41	115,590
129,895	4.500	01/01/42	139,178
27,455	4.500	03/01/42	29,388
54,763	4.500	04/01/42	58,554
118,415	3.000	12/01/42	119,545
301,326	3.000	01/01/43	304,221
356,991	3.000	04/01/43	360,422
286,168	3.500	07/01/43	295,387
435,728	3.500	08/01/43	449,765
1,000,001	4.500	01/01/48	1,064,806
1,000,000	3.000	TBA-30yr(e)	1,000,234
6,000,000	4.000	TBA-30yr(e)	6,275,625

			12,715,676

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 9.0%
	$7,617,788	4.000%	10/20/43	$ 8,023,971
	752,818	4.000	11/20/44	791,782
	71,417	4.000	05/20/45	75,114
	3,435,029	4.000	07/20/45	3,612,818
	2,676,483	4.000	08/20/45	2,811,666
	2,611,390	4.000	09/20/45	2,743,286
	4,289,325	4.000	10/20/45	4,505,969
	1,100,161	4.000	11/20/45	1,155,727
	6,534,553	4.000	01/20/46	6,860,515
	3,482,275	4.000	02/20/46	3,655,981
	58,062	4.000	03/20/46	60,958
	16,227,475	4.000	06/20/47	16,930,454
	4,819,974	4.000	07/20/47	5,033,296
	979,308	4.000	08/20/47	1,023,721
	4,000,000	4.000	12/20/47	4,196,094
	11,000,000	4.000	TBA-30yr(e)	11,469,218

				72,950,570

TOTAL FEDERAL AGENCIES				$ 86,438,186

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $101,034,203)				$100,267,816

Agency Debentures – 0.8%
Canada Housing Trust No. 1(a)
CAD	5,200,000	2.350%	12/15/18	$4,167,736
FHLMC
	$1,800,000	6.750	03/15/31	2,571,804

TOTAL AGENCY DEBENTURES (Cost $6,716,862)				$6,739,540

Municipal Debt Obligation(b)(c) – 0.4%
Ohio – 0.4% (3M USD LIBOR + 0.850%)
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3
	$2,900,000	2.217%	10/25/37	$2,887,883
(Cost $2,874,572)

U.S. Treasury Obligation – 1.0%
United States Treasury Inflation Indexed Bond
	$8,557,237	0.375%	01/15/27	$8,500,674
(Cost $8,462,833)

Shares	Distribution Rate	Value
Investment Company(f) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,961,504	1.228%	$ 7,961,504
(Cost $7,961,504)

TOTAL INVESTMENTS – 97.9% (Cost $774,328,224)		$789,574,873

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		16,685,694

NET ASSETS – 100.0%		$806,260,567

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $206,197,155, which represents approximately 25.6% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Guaranteed by a foreign government until maturity.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $6,457,266, which represents approximately 1.4% of net assets as of September 30, 2014.

(f)	Represents an Affiliated Fund.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	5,226,880	USD	278,261	$280,307	01/02/18	$2,046
	ARS	10,280,174	USD	541,000	541,794	02/02/18	794
	AUD	3,076,000	NZD	3,382,661	2,399,654	03/21/18	4,790
	AUD	11,130,012	USD	8,444,657	8,682,758	03/21/18	238,101
	BRL	7,456,395	USD	2,225,933	2,239,117	02/02/18	13,185
	CAD	13,291,529	USD	10,387,231	10,585,255	03/21/18	198,022
	CHF	4,358,002	EUR	3,723,010	4,498,773	03/21/18	9,657
	CHF	252,887	USD	257,235	261,056	03/21/18	3,821
	CLP	349,881,660	USD	540,000	568,543	01/04/18	28,543
	CLP	1,390,800,873	USD	2,136,780	2,259,995	01/05/18	123,216
	CLP	1,069,448,179	USD	1,636,318	1,737,810	01/11/18	101,492
	CLP	949,765,837	USD	1,457,166	1,543,331	01/16/18	86,165
	CLP	349,881,660	USD	567,419	568,543	01/22/18	1,125
	CLP	343,447,500	USD	525,953	557,922	02/22/18	31,969
	CNH	13,962,604	USD	2,099,527	2,133,953	03/21/18	34,426
	CNY	20,499,858	USD	3,097,066	3,146,542	01/12/18	49,475
	CNY	4,109,647	USD	629,108	629,501	02/05/18	393
	CZK	81,258,435	EUR	3,046,034	3,816,734	01/03/18	161,301
	CZK	60,552,658	EUR	2,360,727	2,855,193	03/21/18	8,683
	EUR	4,691,581	CHF	5,459,548	5,656,997	03/21/18	21,098
	EUR	7,804,105	GBP	6,877,805	9,410,005	03/21/18	98,665
	EUR	113,076	HUF	35,165,458	136,345	03/21/18	6
	EUR	1,458,983	JPY	195,111,132	1,759,326	03/22/18	20,291
	EUR	1,471,379	NOK	14,491,703	1,774,154	03/21/18	5,147
	EUR	455,989	SEK	4,485,214	549,821	03/21/18	325
	EUR	8,978,114	USD	10,683,686	10,792,854	01/31/18	109,168
	EUR	4,079,367	USD	4,861,096	4,918,803	03/21/18	57,705
	GBP	443,667	USD	594,937	599,412	01/19/18	4,475
	GBP	4,667,153	USD	6,281,297	6,318,508	03/21/18	37,208
	HUF	2,703,265,466	EUR	8,669,305	10,480,723	03/21/18	27,480
	IDR	38,708,535,249	USD	2,848,380	2,859,783	01/11/18	11,404
	IDR	41,706,666,814	USD	3,053,224	3,081,087	01/12/18	27,864
	IDR	47,634,685,000	USD	3,500,892	3,518,116	01/16/18	17,225
	IDR	5,088,609,581	USD	373,695	375,753	01/19/18	2,058
	IDR	14,679,494,000	USD	1,082,000	1,083,054	02/02/18	1,054
	IDR	57,695,223,693	USD	4,217,890	4,251,675	02/20/18	33,783
	INR	6,417,164	USD	98,954	100,536	01/05/18	1,582
	INR	275,106,006	USD	4,262,583	4,309,524	01/08/18	46,941
	INR	76,033,314	USD	1,147,292	1,190,556	01/12/18	43,264
	INR	302,432,474	USD	4,642,892	4,729,105	01/25/18	86,213
	INR	280,684,418	USD	4,319,995	4,385,809	02/02/18	65,813
	INR	216,403,052	USD	3,328,628	3,376,812	02/15/18	48,185
	INR	174,532,686	USD	2,708,597	2,720,343	02/26/18	11,747
	JPY	180,826,742	USD	1,595,064	1,605,826	01/12/18	10,763
	JPY	905,616,791	USD	8,043,828	8,071,816	03/22/18	27,989
	KRW	4,824,326,311	USD	4,433,449	4,521,466	01/16/18	88,017
	KRW	397,421,865	USD	366,862	372,500	01/22/18	5,638
	KRW	349,232,841	USD	322,796	327,349	01/26/18	4,553
	MXN	4,363,159	USD	217,853	218,693	03/21/18	840
	NOK	42,542,452	EUR	4,293,499	5,193,172	03/21/18	16,172
	NOK	7,528,031	USD	910,020	918,948	03/21/18	8,930
	NZD	28,890,230	USD	19,930,017	20,453,767	03/21/18	523,752
	PHP	43,542,740	USD	868,776	872,176	01/03/18	3,400
	PHP	12,083,260	USD	238,000	242,018	01/05/18	4,018
	PHP	32,270,909	USD	635,433	646,313	01/08/18	10,880

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)
	PHP	60,703,640	USD	1,177,226	$1,215,373	01/26/18	$38,147
	PHP	60,703,640	USD	1,203,244	1,212,408	03/22/18	9,164
	PLN	52,843,018	EUR	12,487,207	15,185,539	03/21/18	128,762
	RUB	708,171,337	USD	11,945,043	12,189,716	02/12/18	244,672
	SEK	318,268,821	EUR	32,025,028	38,992,026	03/21/18	377,007
	SEK	11,129,707	USD	1,328,016	1,363,533	03/21/18	35,516
	SGD	931,401	USD	692,645	697,279	03/21/18	4,634
	THB	18,030,285	USD	546,000	553,562	01/19/18	7,562
	TRY	12,477,055	USD	3,041,078	3,213,652	03/21/18	172,574
	TWD	19,604,000	USD	655,932	659,710	01/02/18	3,779
	TWD	47,438,824	USD	1,582,732	1,604,761	01/23/18	22,028
	TWD	9,724,631	USD	325,783	329,067	01/26/18	3,283
	TWD	18,596,429	USD	629,108	629,818	02/05/18	710
	TWD	19,535,004	USD	655,383	663,673	03/08/18	8,290
	USD	282,840	ARS	5,226,880	280,307	01/02/18	2,533
	USD	598,361	AUD	765,755	597,382	03/21/18	979
	USD	1,080,495	BRL	3,574,278	1,077,169	01/03/18	3,326
	USD	4,385,627	BRL	14,445,066	4,337,780	02/02/18	47,847
	USD	543,943	CAD	681,359	542,628	03/21/18	1,315
	USD	2,261,833	CLP	1,390,800,873	2,259,995	01/05/18	1,838
	USD	1,087,658	CLP	669,072,615	1,087,216	01/22/18	443
	USD	543,859	CLP	334,372,422	543,305	02/05/18	555
	USD	440,480	EUR	365,178	440,323	03/21/18	157
	USD	707,902	GBP	522,426	707,273	03/21/18	629
	USD	9,652,204	HKD	74,758,667	9,585,117	03/27/18	67,086
	USD	2,253,000	HKD	17,452,110	2,239,362	05/11/18	13,641
	USD	2,740,000	HKD	21,257,294	2,733,224	09/19/18	6,776
	USD	14,269,065	JPY	1,592,441,129	14,193,519	03/22/18	75,546
	USD	2,979,795	MXN	55,641,718	2,814,882	01/26/18	164,913
	USD	7,193,130	MXN	139,790,345	7,006,668	03/21/18	186,464
	USD	1,634,663	NZD	2,303,092	1,630,548	03/21/18	4,115
	USD	217,882	TWD	6,433,412	217,826	02/02/18	57
	ZAR	16,011,322	USD	1,162,743	1,290,273	01/18/18	127,530
	ZAR	97,741,372	USD	7,152,504	7,804,232	03/22/18	651,728

TOTAL							$4,994,463

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	5,226,880	USD	294,500	$280,307	01/02/18	$(14,194)
	ARS	20,748,960	USD	1,134,071	1,108,799	01/08/18	(25,271)
	ARS	16,026,596	USD	875,698	849,451	01/22/18	(26,247)
	ARS	7,222,832	USD	396,888	381,272	01/29/18	(15,616)
	ARS	17,336,183	USD	928,192	914,597	01/31/18	(13,595)
	ARS	11,894,440	USD	637,994	627,190	02/01/18	(10,805)
	ARS	14,650,282	USD	783,019	769,367	02/09/18	(13,652)
	ARS	42,648,324	USD	2,278,651	2,232,896	02/15/18	(45,755)
	ARS	17,159,077	USD	920,798	896,113	02/20/18	(24,685)
	ARS	9,192,045	USD	490,112	479,802	02/21/18	(10,310)
	ARS	33,818,686	USD	1,824,068	1,759,923	02/27/18	(64,145)
	ARS	8,738,720	USD	476,848	454,077	02/28/18	(22,771)
	ARS	20,484,637	USD	1,112,389	1,056,981	03/14/18	(55,408)
	ARS	10,064,722	USD	531,031	519,068	03/15/18	(11,963)
	ARS	7,499,598	USD	399,921	385,432	03/22/18	(14,489)
	ARS	5,740,585	USD	303,093	294,298	03/27/18	(8,795)
	BRL	7,148,556	USD	2,159,359	2,154,338	01/03/18	(5,021)
	BRL	39,208,102	USD	12,075,473	11,773,992	02/02/18	(301,478)
	CHF	2,750,502	EUR	2,356,920	2,839,349	03/21/18	(2,570)
	CLP	1,390,800,873	USD	2,262,348	2,259,995	01/22/18	(2,353)
	CZK	114,644,478	EUR	4,506,618	5,405,743	03/21/18	(28,232)
	EUR	5,065,808	CHF	5,927,476	6,108,231	03/21/18	(10,713)
	EUR	3,132,807	CZK	81,258,435	3,759,568	01/03/18	(57,167)
	EUR	1,172,570	HUF	364,998,875	1,413,857	03/21/18	(1,265)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)
	EUR	725,880	NOK	7,179,306	$875,250	03/21/18	$(1,131)
	EUR	458,000	NZD	791,871	552,246	03/21/18	(8,385)
	EUR	1,205,428	PLN	5,091,772	1,453,476	03/21/18	(9,750)
	EUR	1,740,843	SEK	17,214,298	2,099,067	03/21/18	(9,904)
	GBP	2,765,836	EUR	3,130,800	3,744,455	03/21/18	(30,590)
	GBP	427,337	USD	579,230	578,540	03/21/18	(690)
	HKD	17,753,801	USD	2,280,000	2,276,288	03/27/18	(3,712)
	JPY	185,396,071	EUR	1,380,670	1,652,445	03/22/18	(12,446)
	JPY	134,751,000	USD	1,202,218	1,196,652	01/12/18	(5,566)
	JPY	790,426,098	USD	7,074,340	7,045,113	03/22/18	(29,228)
	KRW	670,634,144	USD	628,759	628,675	02/05/18	(84)
	MXN	108,766,528	USD	5,662,998	5,451,670	03/21/18	(211,330)
	NOK	205,194,749	EUR	20,898,583	25,048,190	03/21/18	(150,826)
	NOK	2,342,224	SEK	2,355,504	285,916	03/21/18	(2,664)
	PEN	7,430,998	USD	2,293,376	2,290,033	01/16/18	(3,343)
	PHP	21,771,370	USD	435,602	435,480	02/22/18	(122)
	RUB	36,337,272	USD	629,108	625,472	02/12/18	(3,636)
	SGD	839,941	USD	629,108	628,810	03/21/18	(298)
	USD	278,261	ARS	5,226,880	280,307	01/02/18	(2,046)
	USD	2,415,392	AUD	3,155,519	2,462,100	01/16/18	(46,708)
	USD	8,135,710	AUD	10,610,153	8,277,207	03/21/18	(141,496)
	USD	1,073,824	BRL	3,574,278	1,077,169	01/03/18	(3,345)
	USD	358,053	BRL	1,193,388	358,368	02/02/18	(315)
	USD	22,730,315	CAD	29,149,764	23,197,080	01/17/18	(466,766)
	USD	9,504,047	CAD	12,086,681	9,625,723	03/21/18	(121,676)
	USD	1,810,135	CHF	1,769,868	1,827,038	03/21/18	(16,903)
	USD	567,253	CLP	349,881,660	568,543	01/04/18	(1,290)
	USD	1,618,594	CLP	1,031,928,687	1,676,842	01/16/18	(58,248)
	USD	2,498,702	CLP	1,549,214,675	2,517,411	01/22/18	(18,709)
	USD	1,620,300	CNH	10,790,748	1,649,187	03/21/18	(28,888)
	USD	756,716	CNY	5,018,933	770,360	01/12/18	(13,644)
	USD	679,880	DKK	4,279,000	690,682	01/23/18	(10,802)
	USD	175,165,483	EUR	147,069,703	176,796,799	01/31/18	(1,631,314)
	USD	9,617,423	EUR	8,083,690	9,747,120	03/21/18	(129,698)
	USD	25,185,051	GBP	19,155,175	25,879,418	01/19/18	(694,367)
	USD	2,485,035	GBP	1,842,645	2,494,618	03/21/18	(9,582)
	USD	718,792	ILS	2,509,947	721,834	01/18/18	(3,042)
	USD	992,482	INR	64,058,722	1,003,478	01/08/18	(10,994)
	USD	565,473	INR	36,642,633	572,556	02/02/18	(7,083)
	USD	153,330,556	JPY	17,388,758,395	154,420,378	01/12/18	(1,089,821)
	USD	22,796,885	JPY	2,572,029,322	22,924,647	03/22/18	(127,762)
	USD	2,608,644	KRW	2,847,370,076	2,668,619	01/16/18	(59,975)
	USD	541,016	KRW	586,244,656	549,482	01/22/18	(8,466)
	USD	4,717,752	KRW	5,182,592,289	4,857,776	01/25/18	(140,024)
	USD	1,082,000	KRW	1,157,394,301	1,084,945	02/02/18	(2,945)
	USD	5,501,873	NZD	7,912,087	5,601,616	03/21/18	(99,746)
	USD	864,889	PEN	2,853,235	879,290	01/16/18	(14,401)
	USD	207,441	PEN	682,014	210,150	01/19/18	(2,709)
	USD	871,639	PHP	43,542,740	872,176	01/03/18	(537)
	USD	1,206,832	PHP	60,703,640	1,215,373	01/26/18	(8,541)
	USD	1,089,948	PHP	56,111,496	1,122,948	02/09/18	(33,001)
	USD	788,935	PHP	40,172,429	803,545	02/22/18	(14,609)
	USD	1,681,882	RUB	99,293,960	1,709,142	02/12/18	(27,260)
	USD	2,945,396	SEK	24,749,276	3,023,940	02/06/18	(78,545)
	USD	1,235,728	SEK	10,250,031	1,255,761	03/21/18	(20,034)
	USD	756,716	SGD	1,022,684	765,618	03/21/18	(8,902)
	USD	3,780,767	THB	125,736,957	3,860,347	01/19/18	(79,580)
	USD	3,866,875	TRY	15,400,854	3,966,723	03/21/18	(99,849)
	USD	655,446	TWD	19,604,000	659,710	01/02/18	(4,265)
	USD	6,279,758	TWD	188,467,985	6,375,497	01/23/18	(95,738)
	USD	1,375,981	TWD	40,759,995	1,380,073	02/02/18	(4,092)
	USD	4,046,822	TWD	121,708,176	4,123,092	02/08/18	(76,270)
	USD	5,298,297	TWD	159,219,137	5,400,676	02/22/18	(102,379)
	USD	3,642,076	TWD	108,988,123	3,702,713	03/08/18	(60,637)
	USD	5,211,973	ZAR	75,498,558	6,084,056	01/18/18	(872,083)
	USD	3,511,243	ZAR	47,249,310	3,772,658	03/22/18	(261,415)

TOTAL							$(8,080,707)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	43	03/15/18	$4,333,347	$(30,079)
Australian 3 Year Government Bonds	105	03/15/18	9,101,747	(33,434)
Euro Buxl 30 Year Bonds	31	03/08/18	6,094,826	(117,827)
French 10 Year Government Bonds	58	03/08/18	10,799,172	(46,024)
Ultra 10 Year U.S. Treasury Notes	34	03/20/18	4,541,125	(12,547)
Ultra Long U.S. Treasury Bonds	194	03/20/18	32,525,312	175,740
5 Year German Euro-Bobl	108	03/08/18	17,054,514	(89,588)
5 Year German Euro-Bobl	33	03/08/18	6,401,724	(37,369)
10 Year U.K. Long Gilt	41	03/27/18	6,928,380	45,201
2 Year U.S Treasury Notes	70	03/29/18	14,987,656	(27,462)
10 Year U.S Treasury Notes	427	03/20/18	52,968,016	(116,101)

Total				$(289,490)

Short position contracts:
5 Year U.S. Treasury Notes	(70)	03/29/18	(8,131,484)	507
20 Year U.S. Treasury Bonds	(23)	03/20/18	(3,519,000)	855

Total				$1,362

TOTAL FUTURES CONTRACTS				$(288,128)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KWCDC	1.293%	BoA Securities LLC	06/15/19	KRW	19,308,640	$(169,784)	$—	$(169,784)
	1.750	MS & Co. Int. PLC	06/21/27		3,278,840	(120,536)	(32,603)	(87,933)

TOTAL						(290,320)	$(32,603)	$(257,717)

(a)	Payments made Quarterly

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.050	06/15/18	SEK 129,980	$21,472	$—	$21,472
3M STIBOR(a)	0.050%(b)	06/15/18	129,980	44,932	29,704	15,228
3M STIBOR(a)	0.330(b)	09/15/18	191,800	19,816	2,501	17,315

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.330%(b)	3M STIBOR(a)	09/15/18		191,800		$—	$(222)	$(15,872)
6M CDOR(d)	1.000	03/21/19	CAD	4,280	(c)	(32,968)	(33,054)	86
3M STIBOR(a)	0.100(b)	06/29/19		238,300	(c)	24,539	(4,761)	29,300
6M GBP(d)	0.750	03/21/20	GBP	48,360	(c)	(112,265)	(205,446)	93,181
6M CDOR(d)	1.250	03/21/20	CAD	35,300	(c)	(491,763)	(374,336)	(117,427)
3M LIBOR(a)	1.750(d)	03/21/20		$17,140	(c)	(132,091)	(112,829)	(19,262)
2.250(d)	3M NZDOR(a)	03/21/20	NZD	44,670	(c)	26,595	(2,079)	28,674
2.000(a)	6M AUDOR	03/21/20	AUD	22,810	(c)	22,195	(13,328)	35,523
3M LIBOR(a)	1.856(d)	08/06/20		$41,070	(c)	(306,592)	(169,821)	(136,771)
3M LIBOR(a)	2.139(d)	11/20/20		74,650	(c)	(213,282)	(49,799)	(163,483)
0.250(b)	3M STIBOR(a)	03/21/21	SEK	20,860	(c)	(6,687)	(6,434)	(253)
6M EURO(d)	0.350(b)	12/16/21	EUR	30,840	(c)	(94,984)	(23,906)	(71,078)
0.500(b)	3M STIBOR(a)	12/16/21	SEK	193,340	(c)	103,877	57,653	46,224
6M GBP(e)	3.370	07/15/22		3,970		7,149	197	6,952
6M CDOR(d)	2.028	07/18/22		14,470	(c)	(112,835)	(100,490)	(12,345)
6.750	Mexico IB TIIE 28D	12/14/22		16,405		(39,253)	(79,039)	39,786
2.510(b)	6M WIBOR(d)	12/20/22	PLN	15,780		(4,199)	(19,277)	15,078
Mexico IB TIIE 28D(f)	7.500	03/15/23	MXN	41,850	(c)	(34,191)	(21,106)	(13,085)
3M STIBOR(a)	0.500(b)	03/21/23	SEK	6,140	(c)	(2,795)	1,670	(4,465)
6M GBP(d)	1.000	03/21/23	GBP	3,640	(c)	(16,328)	(33,997)	17,669
6M CDOR(d)	1.500	03/21/23	CAD	6,340	(c)	(189,267)	(154,565)	(34,702)
1.500(b)	6M NIBOR(d)	03/21/23	NOK	88,990	(c)	49,389	(19,241)	68,630
0.250(b)	6M EURO(d)	03/21/23	EUR	8,070	(c)	58,951	8,235	50,716
2.142(d)	3M LIBOR(a)	07/03/23		$5,740	(c)	46,421	2,072	44,349
2.275(d)	3M LIBOR(a)	11/20/23		32,280	(c)	115,097	30,798	84,299
6M GBP(d)	1.200	11/21/23	GBP	7,260	(c)	16,276	(4,158)	20,434
6M EURO(d)	0.500(b)	03/21/25	EUR	4,510	(c)	(43,547)	(7,856)	(35,691)
6M EURO(d)	1.330(b)	01/12/27		11,300	(c)	23,661	(140,819)	164,480
6M GBP(d)	1.600	03/16/27	GBP	20,280	(c)	157,025	(339,425)	496,450
6M EURO(b)	1.428	08/15/27		3,800		(64,977)	3,163	(68,140)
3M LIBOR(a)	2.400(d)	08/31/27		5,170	(c)	(31,406)	(5,918)	(25,488)
1.500(b)	6M EURO(d)	08/31/27		4,530	(c)	(23,178)	(7,580)	(15,598)
3.340(e)	6M GBP	09/15/27		2,690		16,337	2,525	13,812
6M EURO(d)	1.600(b)	10/25/27	EUR	7,940	(c)	73,280	36,826	36,454
2.000(b)	3M STIBOR(a)	10/25/27	SEK	74,370	(c)	(36,217)	(3,294)	(32,923)
2.000(b)	3M STIBOR(a)	11/02/27		49,820	(c)	(23,137)	2,522	(25,659)
6M EURO(d)	1.500(b)	12/19/27	EUR	9,410	(c)	17,857	36,672	(18,815)
3M LIBOR(a)	2.750(d)	12/21/27		$9,870	(c)	79,946	67,863	12,083
3.500(d)	6M AUDOR	12/21/27	AUD	6,020	(c)	(70,697)	(107,416)	36,719
6M CHFOR(d)	0.250(b)	03/21/28	CHF	1,420		(7,033)	(4,697)	(2,336)
6M EURO(d)	1.000(b)	03/21/28	EUR	18,370	(c)	152,830	290,399	(137,569)
6M CDOR(d)	1.750	03/21/28	CAD	21,350	(c)	(1,028,822)	(888,964)	(139,858)
3M LIBOR(a)	2.250(d)	03/21/28		$7,110	(c)	(106,870)	(84,474)	(22,396)
2.750(d)	6M AUDOR	03/21/28	AUD	8,700	(c)	49,406	34,842	14,564
1.250(d)	6M GBP	03/21/28	GBP	5,350	(c)	34,284	77,753	(43,469)
0.250(d)	6M JYOR	03/21/28	JPY	936,680	(c)	77,492	59,800	17,692
6M JYOR(d)	0.500	03/22/28		305,130	(c)	(8,037)	(7,835)	(202)
3M LIBOR(a)	2.378(d)	07/03/28		$21,690	(c)	(128,490)	(32,024)	(96,466)
2.346(d)	3M LIBOR(a)	08/06/28		10,960	(c)	102,731	15,462	87,269
1.400(d)	6M GBP	11/21/28	GBP	4,370	(c)	(16,873)	10,606	(27,479)
1.940(d)	6M GBP	01/11/32		7,710	(c)	(112,956)	13,113	(126,069)
6M EURO(b)	1.600	08/15/32		1,010		(24,547)	25	(24,572)
6M GBP(e)	3.460	09/15/32		2,440		(15,162)	1,790	(16,952)
1.500(d)	6M GBP	03/21/33	GBP	9,140	(c)	(128,717)	(32,952)	(95,765)
1.750(d)	6M GBP	03/17/37		14,100	(c)	(126,739)	(192,397)	65,658
1.750(d)	6M GBP	12/14/37		4,800	(c)	(47,843)	(39,313)	(8,530)
6M JYOR(d)	1.250	06/14/38	JPY	86,890	(c)	367	4,332	(3,965)
1.750(d)	6M GBP	06/14/38	GBP	1,990	(c)	(21,763)	(29,209)	7,446
6M GBP(e)	3.510	09/15/42		1,980		(45,350)	(3,355)	(41,995)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.450(e)	6M GBP	09/15/47		$1,810		$69,613	$10,973	$58,640
6M GBP(d)	1.500	03/21/48	GBP	1,230		27,290	(13,684)	40,974
3M LIBOR(a)	2.500(d )	03/21/48		280	(c)	(2,636)	(1,967)	(669)
2.560(d)	3M LIBOR(a)	07/03/48		8,980	(c)	(15,091)	28,500	(43,591)
2.540(d)	6M CDOR	07/18/48		2,440	(c)	9,385	39,776	(30,391)

TOTAL						$(2,487,469)	$(2,501,295)	$13,826

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made semi-annually.
(e)	Payments made at maturity.
(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund (%)(a)	Credit Spread at December 31, 2017(a)(b)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.380%	Barclays Bank PLC	12/20/21	460		$(11,066)	$(1,454)	$(9,612)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.266	Citibank NA	12/20/20	13,280		(287,776)	59,769	(347,545)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.331	Deutsche Bank AG	06/20/21	100	(c)	(2,287)	(16)	(2,271)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.514	JPMorgan Securities, Inc.	12/20/22	9,110		(211,630)	(207,414)	(4,216)

TOTAL							$(512,759)	$(149,115)	$(363,644)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/ Index	Financing Rate Received/ (Paid) by the Fund (%)(a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Series 27	1.000%	1.000%	06/20/22	20,890	$(714,637)	$(499,350)	$(215,287)
CDX.NA.IG Index 29	1.000	1.000	12/20/22	40,825	(986,799)	(888,451)	(98,348)

TOTAL					$(1,701,436)	$(1,387,801)	$(313,635)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following written and purchased options:

PURCHASED OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls:
Eurodollar	MS & Co. Int. PLC	$98.00	06/15/2018	68	$170,000	$52,275	$18,853	$33,422

Investment Abbreviation:
BoA Securities LLC	— BoA Securities LLC
CDX.NA.IG Index 29	— CDX North America Investment Grade Index 29
Mexico IB TIIE 28D	— Mexico IB TIIE 28D
MS & Co. Int. PLC	— MS & Co Int. PLC

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a)(b) – 2.3%
Energy(c) – 0.3%
American Energy - Marcellus LLC
$23,426,000	5.710%	08/04/20	$17,296,119
(1M LIBOR + 4.250%)
10,300,000	8.960	08/04/21	309,000
(1M LIBOR + 7.500%)

			17,605,119

Energy - Coal – 0.2%
Murray Energy Corp.(3M LIBOR + 7.250%)
9,449,209	8.943	04/16/20	8,291,681

Environmental – 0.3%
EnergySolutions LLC(3M LIBOR + 4.750%)
13,397,500	6.450	05/29/20	13,531,475

Food & Beverages(c) – 0.2%
Shearer’s Foods, Inc.(3M LIBOR + 6.750%)
14,295,736	8.443	06/30/22	13,152,077

Media - Broadcasting & Radio – 0.4%
Getty Images, Inc.(3M LIBOR + 3.500%)
18,216,445	5.193	10/18/19	16,564,031
Lions Gate Entertainment Corp.(1M LIBOR + 2.250%)
4,250,182	3.819	12/08/23	4,251,500

			20,815,531

Media - Cable – 0.2%
Charter Communications Operating LLC(3M LIBOR + 2.000%)
7,908,423	3.570	04/30/25	7,911,270

Media - Non Cable – 0.1%
Checkout Holding Corp.(1M LIBOR + 6.750%)
12,875,000	8.319	04/11/22	5,344,413
Noncaptive - Financial – 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.(1M LIBOR + 2.250%)
7,562,000	3.751	04/03/22	7,501,277

Retailers – 0.3%
True Religion Apparel, Inc.(2M LIBOR)
16,455,532	10.000	10/27/22	16,126,421

Technology - Software/Services – 0.1%
MA FinanceCo. LLC(3M LIBOR + 2.750%)
986,683	4.319	06/21/24	986,683
Seattle SpinCo, Inc.(1M LIBOR + 2.750%)
6,663,317	4.319	06/21/24	6,663,317

			7,650,000

Telecommunications - Satellites – 0.1%
Windstream Corp.(1M LIBOR + 4.000%)
6,433,851	5.500	03/29/21	6,025,044

TOTAL BANK LOANS (Cost $193,592,014)			$123,954,308

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 9.5%
Airlines – 0.2%
Continental Airlines 2012-3 Class C Pass Through Trust
	$12,550,000	6.125%	04/29/18	$12,659,022

Banks(d) – 0.1%
Popular, Inc.
	2,017,000	7.000	07/01/19	2,100,326

Diversified Financial Services – 0.2%
Nationstar Mortgage LLC/Nationstar Capital Corp.(d)
	6,450,000	6.500	08/01/18	6,450,000
Navient Corp.
	2,500,000	8.450	06/15/18	2,568,750

				9,018,750

Electrical(d) – 0.1%
Dynegy, Inc.
	7,108,000	6.750	11/01/19	7,321,240

Healthcare Providers & Services – 0.2%
HCA, Inc.
	7,050,000	3.750	03/15/19	7,111,688
	2,975,000	6.500	02/15/20	3,153,500

				10,265,188

Home Builders(d) – 0.0%
Beazer Homes USA, Inc.
	422,000	5.750	06/15/19	436,770

Insurance(b)(d) – 0.2%
The Chubb Corp.(3M USD LIBOR + 2.250%)
	11,894,000	3.609	03/29/67	11,804,795

Lodging – 0.1%
MGM Resorts International
	5,000,000	8.625	02/01/19	5,300,000

Media – 0.2%
Altice Financing SA(d)(e)
	4,750,000	6.625	02/15/23	4,975,625
Cablevision Systems Corp.
	1,450,000	7.750	04/15/18	1,468,125
SFR Group SA(d)(e)
	4,500,000	6.000	05/15/22	4,556,250

				11,000,000

Mining – 0.5%
First Quantum Minerals Ltd.(d)(e)
	8,650,000	7.250	04/01/23	9,244,688
	3,700,000	7.500	04/01/25	4,012,095
Freeport-McMoRan, Inc.
	12,650,000	2.375	03/15/18	12,650,000

				25,906,783

Miscellaneous Manufacturing – 0.1%
General Electric Co.
MXN	110,000,000	8.500	04/06/18	5,595,804

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – 2.6%
Carrizo Oil & Gas, Inc.(d)
	$14,475,000	7.500%		09/15/20	$14,764,500
Halcon Resources Corp.(d)(e)
	1,803,000	6.750		02/15/25	1,877,374
Laredo Petroleum, Inc.(d)
	12,000,000	5.625		01/15/22	12,165,000
Petrobras Global Finance BV
	1,130,000	8.750		05/23/26	1,350,633
	12,920,000	7.375		01/17/27	14,212,000
	1,697,000	5.999	(e)	01/27/28	1,708,030
	10,150,000	6.850		06/05/15	9,744,000
Petroleos de Venezuela SA
	277,570,000	6.000		10/28/22	50,656,525
	11,610,000	5.375	(f)	04/12/27	2,699,325
Petroleos Mexicanos
EUR	7,630,000	5.125		03/15/23	10,642,513
Reliance Industries Ltd.(e)
	$11,260,000	3.667		11/30/27	11,133,325
Whiting Petroleum Corp.
	6,800,000	5.000	(d)	03/15/19	6,973,400
	2,950,000	1.250		04/01/20	2,714,000

					140,640,625

Packaging(d) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(e)
	6,150,000	6.000		02/15/25	6,465,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	5,087,816	5.750		10/15/20	5,164,133

					11,629,320

Pharmaceuticals(d)(e) – 0.3%
Valeant Pharmaceuticals International, Inc.
	5,900,000	6.500		03/15/22	6,195,000
	7,350,000	7.000		03/15/24	7,901,250

					14,096,250

Pipelines(d) – 1.0%
DCP Midstream Operating LP
	6,200,000	2.700		04/01/19	6,176,750
Enterprise Products Operating LLC(b)(3M USD LIBOR + 3.708%)
	29,675,000	5.084		08/01/66	29,675,000
Plains All American Pipeline LP/PAA Finance Corp.
	7,725,000	3.600		11/01/24	7,523,044
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	10,850,000	4.125		11/15/19	10,944,938

					54,319,732

Real Estate Investment Trust – 0.5%
China Evergrande Group(d)
	17,900,000	8.750		06/28/25	18,526,500
Corporacion Geo SA(c)(f)
	492,130	8.000		04/13/21	—
Kaisa Group Holdings Ltd.(d)
	5,040,000	9.375		06/30/24	4,907,700

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Trust F/1401(d)(e)
	$4,470,000	5.250%		12/15/24	$4,743,787

					28,177,987

Semiconductors(e) – 0.1%
NXP BV/NXP Funding LLC
	3,750,000	4.125		06/01/21	3,825,000

Software(d)(e) – 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
	7,000,000	5.750		03/01/25	7,000,000
CURO Financial Technologies Corp.
	8,000,000	12.000		03/01/22	8,800,000

					15,800,000

Telecommunication Services – 2.5%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	12,603,926
Frontier Communications Corp.
	$16,107,000	8.125		10/01/18	15,986,197
Intelsat Jackson Holdings SA(d)
	1,600,000	7.250		10/15/20	1,492,000
	15,000,000	7.500		04/01/21	13,650,000
	2,450,000	9.750	(e)	07/15/25	2,352,000
Nokia OYJ
	3,500,000	3.375		06/12/22	3,478,125
Sprint Communications, Inc.
	7,700,000	9.000	(e)	11/15/18	8,105,020
	11,000,000	7.000		08/15/20	11,660,000
Sprint Corp.
	13,500,000	7.125		06/15/24	13,736,250
Telecom Italia Capital SA
	5,550,000	6.375		11/15/33	6,417,188
	5,600,000	7.200		07/18/36	6,951,000
	7,450,000	7.721		06/04/38	9,582,563
Wind Tre SpA(d)(e)
	11,335,000	5.000		01/20/26	10,768,250
Windstream Services LLC/Windstream Finance Corp.(d)
	1,620,000	7.750		10/15/20	1,381,050
	13,537,000	8.625	(e)	10/31/25	13,029,362

					131,192,931

Trucking & Leasing(e) – 0.1%
Park Aerospace Holdings Ltd.
	7,300,000	5.250		08/15/22	7,234,395

TOTAL CORPORATE OBLIGATIONS (Cost $551,321,704)					$508,324,918
Mortgage-Backed Obligations – 15.9%
Collateralized Mortgage Obligations – 14.3%
Interest Only(g) – 4.3%
FHLMC REMIC Series 3753, Class SK(b)(-1x1M LIBOR + 6.050%)
	$12,986,690	4.800%		11/15/38	$ 984,317
FHLMC REMIC Series 3852, Class SW(b)(-1x1M LIBOR + 6.000%)
	4,893,736	4.750		05/15/41	739,282
FHLMC REMIC Series 4273, Class PS(b)(-1x1M LIBOR + 6.100%)
	37,809,124	4.623		11/15/43	5,850,191

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
$37,023,262	4.850%	07/15/39	$ 5,517,906
FHLMC REMIC Series 4326, Class GS(b)(-1x1M LIBOR + 6.050%)
15,569,919	4.573	04/15/44	2,530,875
FHLMC REMIC Series 4431, Class ST(b)(-1x1M LIBOR + 6.100%)
17,624,817	4.850	01/15/45	3,084,343
FHLMC REMIC Series 4468, Class SY(b)(-1x1M LIBOR + 6.100%)
13,961,772	4.623	05/15/45	2,373,501
FHLMC STRIPS Series 304, Class C45
29,504,480	3.000	12/15/27	2,662,490
FNMA REMIC Series 2010-126, Class LS(b)(-1x1M LIBOR + 5.000%)
6,457,104	3.758	11/25/40	890,313
FNMA REMIC Series 2011-100, Class S(b)(-1x1M LIBOR + 6.450%)
12,543,939	4.898	10/25/41	1,988,943
FNMA REMIC Series 2012-146, Class IO
3,046,159	3.500	01/25/43	564,148
FNMA REMIC Series 2012-88, Class SB(b)(-1x1M LIBOR + 6.670%)
10,318,511	5.343	07/25/42	1,818,220
FNMA REMIC Series 2013-121, Class SA(b)(-1x1M LIBOR + 6.100%)
20,280,288	4.773	12/25/43	3,022,957
FNMA REMIC Series 2013-130, Class SN(b)(-1x1M LIBOR + 6.650%)
24,070,506	5.098	10/25/42	4,134,317
FNMA REMIC Series 2013-96, Class SW(b)(-1x1M LIBOR + 6.100%)
38,938,720	4.773	09/25/43	5,922,073
FNMA REMIC Series 2014-19, Class MS(b)(-1x1M LIBOR + 6.600%)
21,504,485	5.273	11/25/39	1,827,881
FNMA REMIC Series 2014-87, Class MS(b)(-1x1M LIBOR + 6.250%)
15,281,324	4.923	01/25/45	2,354,635
FNMA REMIC Series 2015-20, Class ES(b)(-1x1M LIBOR + 6.150%)
46,342,115	4.823	04/25/45	8,341,581
FNMA REMIC Series 2015-22, Class DS(b)(-1x1M LIBOR + 6.200%)
11,003,003	4.648	04/25/45	1,980,541
FNMA REMIC Series 2015-24, Class SG(b)(-1x1M LIBOR + 5.600%)
19,021,907	4.273	04/25/45	3,091,060
FNMA REMIC Series 2015-34, Class LS(b)(-1x1M LIBOR + 6.100%)
30,243,667	4.548	06/25/45	5,217,033
FNMA REMIC Series 2015-79, Class SA(b)(-1x1M LIBOR + 6.250%)
29,772,572	4.923	11/25/45	4,716,690
FNMA REMIC Series 2015-79, Class SE(b)(-1x1M LIBOR + 6.250%)
11,995,997	4.923	11/25/45	1,853,938
FNMA REMIC Series 2015-82, Class MS(b)(-1x1M LIBOR + 5.700%)
88,587,501	4.373	11/25/45	12,049,309
FNMA REMIC Series 2015-86, Class BS(b)(-1x1M LIBOR + 5.700%)
22,689,618	4.373	11/25/45	3,034,775
GNMA REMIC Series 2010-1, Class SD(b)(-1x1M LIBOR + 5.790%)
7,150,352	4.289	01/20/40	1,066,647
GNMA REMIC Series 2010-162, Class SE(b)(-1x1M LIBOR + 6.550%)
13,750,320	5.049	12/20/40	1,132,694
GNMA REMIC Series 2010-20, Class SC(b)(-1x1M LIBOR + 6.150%)
10,084,125	4.649	02/20/40	1,603,317
GNMA REMIC Series 2010-20, Class SD(b)(-1x1M LIBOR + 5.680%)
9,161,171	4.179	02/20/40	1,282,923
GNMA REMIC Series 2010-31, Class SA(b)(-1x1M LIBOR + 5.750%)
334,671	4.249	03/20/40	47,767
GNMA REMIC Series 2010-35, Class DS(b)(-1x1M LIBOR + 5.680%)
11,054,772	4.179	03/20/40	1,530,919
GNMA REMIC Series 2010-37, Class SG(b)(-1x1M LIBOR + 5.700%)
22,909,571	4.199	03/20/40	3,219,278
GNMA REMIC Series 2010-58, Class AI(b)(-1x1M LIBOR + 5.770%)
3,639,498	4.269	05/20/40	519,047
GNMA REMIC Series 2010-59, Class SA(b)(-1x1M LIBOR + 6.500%)
6,421,932	4.999	05/20/40	1,112,684

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA REMIC Series 2010-85, Class SN(b)(-1x1M LIBOR + 5.940%)
$13,581,890	4.439%	07/20/40	$ 2,344,909
GNMA REMIC Series 2010-9, Class XD(b)(-1x1M LIBOR + 6.600%)
23,157,755	5.109	01/16/40	3,937,159
GNMA REMIC Series 2010-9, Class YD(b)(-1x1M LIBOR + 6.800%)
31,017,535	5.309	01/16/40	5,525,544
GNMA REMIC Series 2010-90, Class ES(b)(-1x1M LIBOR + 5.950%)
21,601,056	4.449	07/20/40	3,234,758
GNMA REMIC Series 2011-50, Class PS(b)(-1x1M LIBOR + 6.100%)
25,309,772	4.599	02/20/41	3,749,539
GNMA REMIC Series 2012-149, Class MS(b)(-1x1M LIBOR + 6.250%)
5,605,608	4.749	12/20/42	906,728
GNMA REMIC Series 2013-103, Class DS(b)(-1x1M LIBOR + 6.150%)
13,667,992	4.649	07/20/43	2,169,736
GNMA REMIC Series 2013-111, Class SA(b)(-1x1M LIBOR + 6.700%)
14,586,598	5.199	07/20/43	2,630,051
GNMA REMIC Series 2013-113, Class SD(b)(-1x1M LIBOR + 6.700%)
59,541,218	5.209	08/16/43	9,978,834
GNMA REMIC Series 2013-117, Class PS(b)(-1x1M LIBOR + 6.150%)
19,285,151	4.649	04/20/43	2,703,001
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
118,527	4.599	09/20/43	18,516
GNMA REMIC Series 2013-147, Class SD(b)(-1x1M LIBOR + 6.650%)
18,647,363	5.149	12/20/39	3,303,259
GNMA REMIC Series 2013-152, Class SJ(b)(-1x1M LIBOR + 6.150%)
21,228,409	4.649	05/20/41	3,363,915
GNMA REMIC Series 2013-152, Class TS(b)(-1x1M LIBOR + 6.100%)
356,522	4.599	06/20/43	55,205
GNMA REMIC Series 2013-167, Class SG(b)(-1x1M LIBOR + 6.150%)
17,422,609	4.649	11/20/43	2,731,405
GNMA REMIC Series 2013-182, Class PI
13,010,936	4.500	12/20/43	2,546,593
GNMA REMIC Series 2014-11, Class NI
10,542,468	4.500	12/16/42	1,332,389
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
24,196,682	4.599	10/20/43	3,298,482
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
10,907,905	4.099	09/20/44	1,470,162
GNMA REMIC Series 2014-180, Class PI
12,634,571	4.000	08/20/44	2,050,648
GNMA REMIC Series 2014-3, Class TS(b)(-1x1M LIBOR + 5.550%)
8,414,318	4.049	01/20/44	1,133,827
GNMA REMIC Series 2014-41, Class SA(b)(-1x1M LIBOR + 6.100%)
25,084,682	4.599	03/20/44	3,997,164
GNMA REMIC Series 2014-5, Class SA(b)(-1x1M LIBOR + 5.550%)
13,098,483	4.049	01/20/44	1,777,870
GNMA REMIC Series 2014-56, Class ST(b)(-1x1M LIBOR + 6.100%)
18,508,222	4.609	12/16/39	2,684,595
GNMA REMIC Series 2014-76, Class SA(b)(-1x1M LIBOR + 5.600%)
28,332,307	4.099	01/20/40	3,884,968
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
17,024,643	4.209	08/20/45	2,334,162
GNMA REMIC Series 2015-111, Class IW
14,534,642	4.000	06/20/45	2,158,993
GNMA REMIC Series 2015-111, Class SM(b)(-1x1M LIBOR + 6.200%)
14,795,696	4.699	08/20/45	2,323,238
GNMA REMIC Series 2015-112, Class SB(b)(-1x1M LIBOR + 5.740%)
28,332,244	4.239	08/20/45	3,934,890
GNMA REMIC Series 2015-123, Class SE(b)(-1x1M LIBOR + 5.720%)
17,374,991	4.219	09/20/45	2,386,205
GNMA REMIC Series 2015-126, Class HS(b)(-1x1M LIBOR + 6.200%)
30,746,989	4.699	09/20/45	4,781,670

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA REMIC Series 2015-126, Class LS(b)(-1x1M LIBOR + 6.200%)
$9,634,160	4.699%	09/20/45	$ 1,512,769
GNMA REMIC Series 2015-129, Class IC
4,740,847	4.500	09/16/45	866,610
GNMA REMIC Series 2015-133, Class SA(b)(-1x1M LIBOR + 5.700%)
5,401,024	4.199	09/20/45	731,841
GNMA REMIC Series 2015-133, Class SB(b)(-1x1M LIBOR + 5.700%)
7,670,563	4.199	09/20/45	1,047,616
GNMA REMIC Series 2015-144, Class QS(b)(-1x1M LIBOR + 5.700%)
15,595,794	4.199	10/20/45	1,871,628
GNMA REMIC Series 2015-167, Class SA(b)(-1x1M LIBOR + 6.250%)
17,313,433	4.749	11/20/45	2,757,980
GNMA REMIC Series 2015-168, Class SD(b)(-1x1M LIBOR + 6.200%)
26,822,374	4.699	11/20/45	4,176,402
GNMA REMIC Series 2015-95, Class GI
42,511,690	4.500	07/16/45	9,036,115
GNMA REMIC Series 2016-4, Class SM(b)(-1x1M LIBOR + 5.650%)
77,179,744	4.149	01/20/46	10,627,273
GNMA REMIC Series 2016-6, Class S(b)(-1x1M LIBOR + 5.650%)
19,409,612	4.149	01/20/46	2,700,785
GNMA REMIC Series 2016-6, Class SB(b)(-1x1M LIBOR + 5.650%)
39,452,575	4.149	01/20/46	5,526,611

			227,670,640

Planned Amortization Class(b) – 0.0%
FNMA REMIC Series 2006-76, Class QF(1M LIBOR + 0.400%)
981,004	1.728	08/25/36	985,996
FNMA REMIC Series 2006-79, Class PF(1M LIBOR + 0.400%)
1,012,764	1.728	08/25/36	1,016,052

			2,002,048

Regular Floater(b) – 0.1%
FHLMC REMIC Series 3231, Class FB(1M LIBOR + 0.350%)
509,336	1.600	10/15/36	511,027
FHLMC REMIC Series 3314, Class FC(1M LIBOR + 0.400%)
300,281	1.877	12/15/36	301,758
FHLMC REMIC Series 3371, Class FA(1M LIBOR + 0.600%)
418,723	1.850	09/15/37	423,327
FHLMC REMIC Series 3545, Class FA(1M LIBOR + 0.850%)
401,026	2.100	06/15/39	405,606
FHLMC REMIC Series 3827, Class KF(1M LIBOR + 0.370%)
773,368	1.620	03/15/41	776,195
FNMA REMIC Series 2006-45, Class TF(1M LIBOR + 0.400%)
922,266	1.728	06/25/36	926,994
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
1,264,771	1.678	04/25/37	1,268,319
FNMA REMIC Series 2007-75, Class VF(1M LIBOR + 0.450%)
362,212	1.778	08/25/37	364,617
FNMA REMIC Series 2009-84, Class WF(1M LIBOR + 1.100%)
150,756	2.428	10/25/39	153,324

			5,131,167

Sequential Fixed Rate – 0.4%
Banc of America Funding Trust Series 2007-8, Class 2A1
1,582,880	7.000	10/25/37	1,218,735
BCAP LLC Trust Series 2007-AA2, Class 2A7
1,504,834	6.000	04/25/37	1,266,859
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
72,241	5.500	05/25/22	72,122

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
$1,849,335	6.000%	02/25/36	$1,530,988
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
974,843	5.750	07/25/37	869,228
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
362,615	6.000	08/25/37	337,167
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
1,052,216	6.000	03/25/37	920,418
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
1,899,351	5.750	06/25/37	1,704,138
Countrywide Home Mortgage Loan Pass-Through Trust Series 2007-10, Class A5
1,541,821	6.000	07/25/37	1,330,633
Countrywide Home Mortgage Pass-Through Trust Series 2007-10, Class A22
2,897,858	6.000	07/25/37	2,500,929
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
340,230	5.000	08/25/35	337,981
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
566,464	5.500	02/25/36	517,918
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
894,486	6.000	06/25/36	820,002
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,657,127	6.500	07/25/36	1,468,037
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,286,676	6.000	08/25/36	1,186,742
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
4,037,252	6.000	10/25/37	3,376,797

			19,458,694

Sequential Floating Rate(b) – 9.5%
American Home Mortgage Assets Trust Series 2006-2, Class 2A1(1M USD LIBOR + 0.190%)
7,989,337	1.518	09/25/46	7,128,616
American Home Mortgage Investment Trust Series 2006-3, Class 11A1(1M USD LIBOR + 0.180%)
141,424	1.688	12/25/46	132,109
American Home Mortgage Investment Trust Series 2007-2, Class 11A1(1M USD LIBOR + 0.230%)
4,168,715	1.788	03/25/47	2,617,436
Banc of America Funding Trust Series 2006-H, Class 6A1(1M USD LIBOR + 0.190%)
18,809,529	1.473	10/20/36	16,656,918
Banc of America Funding Trust Series 2007-2, Class 2A1
71,242	4.840	03/25/37	71,612
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1(1M USD LIBOR + 0.200%)
3,514,309	1.529	09/25/47	3,288,605
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(e)(1M LIBOR + 0.200%)
4,947,292	1.529	10/25/36	4,692,556
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(e)(1M USD LIBOR + 0.150%)
23,033,801	1.479	12/25/46	21,039,424
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(e)(1M USD LIBOR + 0.130%)
12,725,035	1.459	08/25/47	12,175,507

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Citigroup Mortgage Loan Trust Series 2006-AR6, Class 2A2(1M USD LIBOR + 0.160%)
	$6,652,382	1.488%	09/25/36	$ 6,370,181
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1(1M USD LIBOR + 0.500%)
	683,434	1.828	07/25/35	570,606
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A(1M USD LIBOR + 0.310%)
	5,717,447	1.638	08/25/35	4,957,965
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12(1M USD LIBOR + 0.800%)
	905,939	2.128	12/25/35	825,595
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5(1M USD LIBOR + 0.500%)
	718,849	1.828	05/25/35	635,389
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B(1M USD LIBOR + 0.170%)
	1,853,818	1.498	11/25/36	1,782,717
Countrywide Alternative Loan Trust Series 2006-HY11, Class A1(1M USD LIBOR + 0.120%)
	309,191	1.448	06/25/36	284,387
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1(1M USD LIBOR + 0.210%)
	275,524	1.493	03/20/46	243,910
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3(1M USD LIBOR + 0.500%)
	4,478,113	1.828	08/25/37	3,788,665
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11(1M USD LIBOR + 0.500%)
	9,516,215	1.828	08/25/37	5,980,623
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1(1M USD LIBOR + 0.210%)
	4,645,867	1.538	08/25/47	4,087,779
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)(e)(3M EURIBOR + 2.750%)
EUR	30,274,663	2.750	04/20/20	36,052,596
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A(1M LIBOR + 0.200%)
	$2,874,623	1.752	08/25/47	2,741,957
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B(1M LIBOR + 0.220%)
	3,587,529	1.772	08/25/47	3,429,621
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3(1M USD LIBOR + 3.300%)
	4,930,000	4.628	10/25/27	5,522,947
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3(1M USD LIBOR + 4.650%)
	4,852,000	5.978	10/25/28	5,527,448
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M3(1M USD LIBOR + 5.000%)
	2,000,000	6.328	12/25/28	2,329,488
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1(1M USD LIBOR + 0.180%)
	1,341,586	1.509	01/25/37	1,231,529
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2(1M USD LIBOR + 0.260%)
	26,625,902	1.589	08/25/46	14,514,823
HarborView Mortgage Loan Trust Series 2006-11, Class A1A(1M USD LIBOR + 0.170%)
	4,615,730	1.453	12/19/36	3,981,622
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
	2,883,422	3.275	04/25/37	2,497,495

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1(1M USD LIBOR + 0.260%)
$4,285,299	1.849%	06/25/35	$ 4,014,986
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
2,764,591	3.311	11/25/35	2,469,449
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
13	3.618	03/25/37	12
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
5,619,172	3.560	05/25/36	4,883,949
Lehman XS Trust Series 2005-7N, Class 1A1A(1M USD LIBOR + 0.270%)
8,292,873	1.598	12/25/35	8,083,593
Lehman XS Trust Series 2006-16N, Class A321(1M USD LIBOR + 0.200%)
5,542,593	1.528	11/25/46	5,184,291
Lehman XS Trust Series 2007-16N, Class 2A2(1M LIBOR + 0.850%)
10,277,835	2.178	09/25/47	10,030,449
Lehman XS Trust Series 2007-4N, Class 3A2A(12M MTA + 0.750%)
4,708,568	1.813	03/25/47	4,699,276
Lehman XS Trust Series 2007-5H, Class 3A4
5,277,070	3.289	05/25/37	4,545,220
Lehman XS Trust Series Series 2006-14N, Class 1A1A(1M USD LIBOR + 0.190%)
11,648,133	1.518	09/25/46	10,553,784
Luminent Mortgage Trust Series 2007-2, Class 2A1(1M USD LIBOR + 0.230%)
1,276,175	1.558	05/25/37	1,190,366
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
7,136,223	1.802	12/25/46	6,926,467
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
2,832,513	1.852	12/25/46	2,745,843
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1(1M USD LIBOR + 0.150%)
3,004,220	1.478	03/25/47	2,857,403
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1(1M LIBOR + 0.200%)
1,449,567	1.752	05/25/47	1,290,368
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1(1M USD LIBOR + 0.310%)
4,059,521	1.638	09/25/37	3,996,290
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(e)(1M USD LIBOR + 0.850%)
17,300,000	2.096	07/10/19	17,301,254
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(e)(1M USD LIBOR + 0.550%)
169,500,000	1.796	08/12/19	169,500,000
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A(1M USD LIBOR + 0.240%)
1,988,714	1.568	12/25/36	1,652,550
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
4,766,304	4.343	12/25/35	4,381,106
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
4,320,453	2.001	01/25/46	3,812,759
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
3,688,053	4.983	02/25/36	3,283,114
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1(1M USD LIBOR + 0.270%)
2,287,069	1.599	02/25/46	1,688,083

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
$4,785,105	1.801%	09/25/46	$ 4,266,742
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2(1M USD LIBOR + 0.205%)
235,704	1.534	09/25/46	211,204
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A(1M USD LIBOR + 0.190%)
1,611,383	1.519	05/25/47	1,538,815
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
2,038,366	4.056	11/25/35	1,968,025
Station Place Securitization Trust Series 2015-2, Class A(e)(1M USD LIBOR + 1.050%)
15,350,000	2.296	05/15/18	15,350,000
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1(1M USD LIBOR + 0.160%)
3,804,587	1.488	12/25/36	3,619,715
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
2,796,722	3.578	10/25/36	2,164,029
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1(1M USD LIBOR + 0.200%)
2,685,925	1.728	02/25/36	2,265,247
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A(1M USD LIBOR + 0.180%)
5,459,383	1.509	09/25/47	5,196,111
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
13,831,667	6.500	05/25/47	10,896,193
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1(1M USD LIBOR + 0.680%)
6,597,108	2.008	01/25/45	6,448,842
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1(1M USD LIBOR + 0.270%)
387,511	1.598	12/25/45	380,450
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A(1M USD LIBOR + 0.270%)
255,979	1.868	07/25/45	248,941
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A(1M USD LIBOR + 0.290%)
900,980	1.908	07/25/45	878,990
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A(1M USD LIBOR + 0.640%)
3,149,573	1.968	07/25/45	3,113,253
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A(COF + 1.250%)
4,275,069	1.909	07/25/47	3,454,136

			512,251,431

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$766,513,980

Commercial Mortgage-Backed Securities – 1.1%
Sequential Fixed Rate – 0.5%
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
$2,500,000	4.697%	04/15/45	$ 2,629,868
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
15,998,960	2.779	09/25/22	16,123,590

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
CSMC Trust Series 2014-USA, Class E(e)
$9,050,000	4.373%	09/15/37	$ 8,072,915

			26,826,373

Sequential Floating Rate(b)(e) – 0.6%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E(1M LIBOR + 3.850%)
9,600,000	5.327	10/15/29	9,599,952
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class D(1M LIBOR + 3.050%)
10,013,500	4.527	09/15/27	10,056,540
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E
12,450,000	3.786	04/10/28	12,427,203

			32,083,695

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$58,910,068

Federal Agencies – 0.5%
FHLMC – 0.0%
$20,893	5.000%	01/01/33	$ 22,536
1,728	5.000	03/01/33	1,884
9,718	5.000	04/01/33	10,592
1,620	5.000	05/01/33	1,766
5,874	5.000	06/01/33	6,402
37,516	5.000	07/01/33	40,891
52,371	5.000	08/01/33	57,068
6,627	5.000	09/01/33	7,225
11,103	5.000	10/01/33	12,102
26,621	5.000	11/01/33	29,015
13,316	5.000	12/01/33	14,514
12,384	5.000	01/01/34	13,497
37,756	5.000	02/01/34	41,167
15,349	5.000	03/01/34	16,753
23,374	5.000	04/01/34	25,517
43,140	5.000	05/01/34	47,025
573,711	5.000	06/01/34	625,456
8,838	5.000	11/01/34	9,649
152,949	5.000	04/01/35	166,706
16,271	5.000	11/01/35	17,735

			1,167,500

FNMA – 0.5%
1,235	5.000	01/01/18	1,251
7,170	5.000	02/01/18	7,290
22,166	5.000	03/01/18	22,565
48,283	5.000	04/01/18	49,153
6,865	5.000	05/01/18	6,989
5,310	5.000	06/01/18	5,406
155	5.500	01/01/19	157
7,869	5.500	02/01/19	7,952
11,064	5.500	03/01/19	11,195
6,175	5.500	04/01/19	6,250
5,039	5.500	05/01/19	5,121
24,020	5.500	06/01/19	24,320
71,516	5.500	07/01/19	72,494
69,799	5.500	08/01/19	70,769

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$67,580	5.500%	09/01/19	$ 68,886
19,053	5.500	10/01/19	19,388
23,044	5.500	11/01/19	23,484
34,786	5.500	12/01/19	35,473
3,877	5.500	01/01/20	3,969
887	5.500	06/01/20	900
385,158	5.500	07/01/20	393,148
1,721,294	3.416	10/01/20	1,769,263
1,128,717	3.619	12/01/20	1,167,555
5,243,288	4.381	06/01/21	5,561,784
2,886	6.000	01/01/24	3,224
58,404	6.000	04/01/24	65,245
378,548	5.500	05/01/25	386,279
3,538	4.500	09/01/29	3,767
6,137	6.000	12/01/32	6,947
714	6.000	01/01/33	801
3,108	6.000	04/01/33	3,506
137,039	6.000	10/01/33	155,949
4,700	6.000	02/01/34	5,320
35,547	6.000	03/01/34	40,218
87,505	6.000	08/01/34	99,199
25,880	6.000	11/01/34	29,338
268,451	6.000	05/01/35	303,949
49,775	6.000	06/01/35	56,421
157,265	6.000	10/01/35	177,849
17,576	6.000	11/01/35	19,897
29,291	6.000	12/01/35	33,160
101,765	6.000	02/01/36	114,865
6,162	6.000	05/01/36	6,975
570,105	6.000	08/01/36	644,402
25,351	6.000	09/01/36	28,707
12,573	6.000	10/01/36	14,236
232,798	6.000	11/01/36	264,310
317,289	6.000	12/01/36	358,439
965,603	6.000	01/01/37	1,090,021
1,543,106	6.000	02/01/37	1,747,612
68,993	6.000	04/01/37	77,730
464,246	6.000	05/01/37	523,919
832,574	6.000	07/01/37	939,734
54,664	4.500	08/01/37	58,394
981,774	6.000	08/01/37	1,105,174
25,105	6.000	09/01/37	28,310
414,302	6.000	10/01/37	467,489
3,832	6.000	11/01/37	4,330
242,972	6.000	12/01/37	273,885
803,176	6.000	01/01/38	904,008
66,262	5.000	03/01/38	72,489
63,625	6.000	03/01/38	72,042
162,909	6.000	05/01/38	183,774
15,581	6.000	07/01/38	17,684
15,772	6.000	08/01/38	17,836
438,685	6.000	09/01/38	494,894
275,384	6.000	10/01/38	311,166
1,380,071	6.000	11/01/38	1,547,047
3,857,779	6.000	12/01/38	4,288,305
2,176	6.000	01/01/39	2,426
12,266	4.500	04/01/39	13,172
5,732	6.000	04/01/39	6,471
86,216	6.000	07/01/39	97,533
18,814	4.000	08/01/39	19,847
10,037	4.000	09/01/39	10,588
64,541	6.000	09/01/39	72,768
58,986	4.500	10/01/39	63,712
609,226	6.000	10/01/39	688,426

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$189,946	6.000%	10/01/40	$ 213,950
8,109	4.500	05/01/41	8,723
1,002,438	6.000	05/01/41	1,130,455
31,257	4.500	06/01/41	33,518
102,477	6.000	07/01/41	115,932
46,100	4.500	08/01/41	50,427
10,390	4.500	10/01/41	11,182
303,692	5.000	11/01/41	328,954
10,511	6.000	01/01/42	12,049
4,162	4.500	11/01/42	4,450
50,917	4.500	12/01/43	54,917

			29,323,108

TOTAL FEDERAL AGENCIES			$ 30,490,608

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $803,631,418)			$855,914,656

Agency Debentures – 0.3%
FFCB
$11,000,000	2.850%	02/10/31	$10,779,406
3,000,000	3.020	04/09/31	2,992,857

TOTAL AGENCY DEBENTURES (Cost $13,241,455)			$13,772,263

Asset-Backed Securities – 36.2%
Collateralized Loan Obligations(e) – 20.9%
ACIS CLO Ltd. Series 2013-1A, Class A1(b)(3M USD LIBOR + 0.870%)
$11,907,065	2.174%	04/18/24	$11,912,435
ACIS CLO Ltd. Series 2013-1A, Class B(b)(3M USD LIBOR + 1.950%)
3,516,015	3.254	04/18/24	3,520,238
ACIS CLO Ltd. Series 2013-1A, Class C(b)(3M USD LIBOR + 2.950%)
2,220,765	4.254	04/18/24	2,228,127
ACIS CLO Ltd. Series 2014-4A, Class A(b)(3M USD LIBOR + 1.420%)
109,000,000	2.731	05/01/26	109,098,536
BlueMountain CLO Ltd. Series 2014-2A, Class AR(b)(3M USD LIBOR + 0.930%)
28,750,000	2.237	07/20/26	28,828,660
Catamaran CLO Ltd. Series 2013-1A, Class AR(b)(3M USD LIBOR + 0.850%)
9,150,000	2.363	01/27/28	9,150,000
CBAM CLO Management LLC Series 2017-2A, Class A(b)(3M USD LIBOR + 1.240%)
18,350,000	2.631	10/17/29	18,456,100
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(b)(3M USD LIBOR + 1.610%)
850,000	2.914	07/17/28	853,049
Crown Point CLO Ltd. Series 2015-3A, Class A1AR(b)(3M USD LIBOR + 0.910%)
31,350,000	2.269	12/31/27	31,355,424
Cutwater Ltd. Series 2014-1A, Class A1AR(b)(3M USD LIBOR + 1.250%)
38,250,000	2.554	07/15/26	38,335,603
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)(3M USD LIBOR + 1.390%)
79,000,000	2.704	07/25/27	79,050,165
MidOcean Credit CLO III Series 2014-3A, Class A(b)(3M USD LIBOR + 1.460%)
1,300,000	2.767	07/21/26	1,301,225

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Nassau Ltd. Series 2017-IIA, Class AL(b)(3M USD LIBOR + 1.250%)
$10,000,000	2.875%	01/15/30	$ 10,000,000
OCP CLO Ltd. Series 2012-2A, Class A1R(b)(3M USD LIBOR + 1.400%)
10,850,000	2.715	11/22/25	10,923,227
OCP CLO Ltd. Series 2014-5A, Class A1(b)(3M USD LIBOR + 1.000%)
112,160,000	2.314	04/26/26	112,250,513
OCP CLO Ltd. Series 2015-10A, Class A1R(b)(3M USD LIBOR + 0.820%)
27,800,000	2.191	10/26/27	27,851,930
OCP CLO Ltd. Series 2015-8A, Class A1R(b)(3M USD LIBOR + 0.850%)
30,550,000	2.203	04/17/27	30,569,521
OCP CLO Ltd. Series 2015-8A, Class A2AR(b)(3M USD LIBOR + 1.450%)
850,000	2.803	04/17/27	852,831
Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R(b)(3M USD LIBOR + 0.900%)
74,550,000	2.250	05/21/27	74,600,769
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(b)(3M USD LIBOR + 0.930%)
4,970,726	2.234	04/17/25	4,972,113
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)(3M USD LIBOR + 1.030%)
98,374,560	2.334	03/20/25	98,335,800
OFSI Fund VII Ltd. Series 2014-7A, Class AR(b)(3M USD LIBOR + 0.900%)
104,050,000	2.114	10/18/26	104,594,910
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1(b)(3M USD LIBOR + 0.740%)
25,600,000	2.060	10/15/25	25,606,554
Recette CLO Ltd. Series 2015-1A, Class AR(b)(3M USD LIBOR + 0.920%)
45,100,000	2.283	10/20/27	45,180,188
TCW CLO Ltd. Series 2017-1A, Class A(b)(3M USD LIBOR + 1.280%)
19,000,000	2.714	07/29/29	19,082,574
The Bank of New York Mellon SA(c)(d)(f)
1,630,000	9.625	05/02/21	—
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(b)(3M USD LIBOR + 1.180%)
46,550,000	2.484	07/15/26	46,641,424
Wasatch Ltd. Series 2006-1A, Class A1B(b)(3M USD LIBOR + 0.240%)
286,562	1.549	11/14/22	286,437
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1(b)(3M USD LIBOR + 1.330%)
100,576,158	2.634	07/16/27	100,626,345
Zais CLO 1 Ltd. Series 2014-1A, Class A1(b)(3M USD LIBOR + 1.400%)
77,111,170	2.704	04/15/26	77,207,559

			1,123,672,257

Home Equity – 1.5%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(b)(1M USD LIBOR + 0.260%)
9,427,083	1.588	03/25/37	5,599,075
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(b)(1M USD LIBOR + 0.270%)
16,641,000	1.598	05/25/36	15,223,714
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R8, Class M2(b)(1M USD LIBOR + 0.490%)
5,440,000	1.818	10/25/35	5,402,521

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M3(b)(1M USD LIBOR + 0.650%)
$10,095,000	1.988%	02/28/41	$9,818,772
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(b)(1M USD LIBOR + 0.350%)
223,977	1.678	03/25/37	222,104
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF2(h)
20,653	3.834	12/25/35	20,763
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(h)
9,006,000	3.834	12/25/35	9,126,224
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(b)(1M USD LIBOR + 0.140%)
1,448,928	1.468	09/25/36	1,435,896
GSAA Home Equity Trust Series 2007-10, Class A2A
3,656,345	6.500	11/25/37	2,752,870
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(b)(1M USD LIBOR + 0.300%)
7,901,298	1.629	12/25/35	7,869,356
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(b)(1M USD LIBOR + 0.230%)
2,394,657	1.558	07/25/36	2,391,576
Lehman XS Trust Series 2007-3, Class 1BA2(b)(6M USD LIBOR + 0.500%)
243,677	2.014	03/25/37	214,497
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A(b)(1M USD LIBOR + 0.170%)
897,801	1.498	11/25/36	360,638
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(b)(1M USD LIBOR + 0.080%)
7,026,519	1.408	09/25/46	3,009,901
Saxon Asset Securities Trust Series 2007-2, Class A2C(b)(1M USD LIBOR + 0.240%)
5,812,904	1.568	05/25/47	4,683,518
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(b)(1M USD LIBOR + 0.975%)
3,430,609	2.304	07/25/34	3,464,678
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1(b)(1M USD LIBOR + 0.215%)
4,650,103	1.543	03/25/37	3,704,134
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(b)(1M USD LIBOR + 0.660%)
2,381,525	1.989	10/25/35	2,385,197

			77,685,434

Other(e) – 0.1%
Invitation Homes Trust Series 2015-SFR2, Class E(b)(1M LIBOR + 3.150%)
100,000	4.641	06/17/32	100,588
Vericrest Opportunity Loan Trust XXV LLC Series 2015-NPL8, Class A1(h)
3,259,454	3.500	06/26/45	3,259,554

			3,360,142

Student Loan(b) – 13.7%
Academic Loan Funding Trust Series 2012-1A, Class A2(e)(1M USD LIBOR + 1.100%)
46,600,000	2.428	12/27/44	46,544,658

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Access Group, Inc. Series 2015-1, Class A(e)(1M USD LIBOR + 0.700%)
$28,337,197	2.028%	07/25/56	$ 28,371,215
Bank of America Student Loan Trust Series 2010-1A, Class A(e)(3M USD LIBOR + 0.800%)
112,633	2.114	02/25/43	113,173
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(e)(1M USD LIBOR + 1.350%)
40,450,000	2.678	03/25/36	41,542,518
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(e)(1M USD LIBOR + 1.000%)
25,300,000	2.328	04/25/33	25,299,977
GCO Education Loan Funding Trust Series 2006-1, Class A8L(3M USD LIBOR + 0.130%)
1,932,684	1.447	05/25/25	1,930,538
Higher Education Funding I Series 2005-1, Class A4(3M USD LIBOR + 0.140%)
1,617,880	1.457	02/25/30	1,617,876
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
22,700,000	2.333	07/20/43	23,039,142
Nelnet Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.130%)
6,903,651	1.453	06/22/26	6,901,913
Nelnet Student Loan Trust Series 2006-1, Class A6(e)(3M USD LIBOR + 0.450%)
40,900,000	1.764	08/23/36	39,956,584
Nelnet Student Loan Trust Series 2006-2, Class A7(e)(3M Euribor + 0.580%)
28,300,000	0.219	01/25/37	27,853,282
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.950%)
2,295,941	2.249	07/01/24	2,300,678
Scholar Funding Trust Series 2010-A, Class A(e)(3M USD LIBOR + 0.750%)
26,701,841	2.064	10/28/41	26,507,951
SLC Student Loan Trust Series 2005-3, Class A3(3M USD LIBOR + 0.120%)
8,756,934	1.440	06/15/29	8,687,079
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
6,050,208	1.544	01/25/23	6,052,360
SLM Student Loan Trust Series 2003-7A, Class A5A(e)(3M USD LIBOR + 1.200%)
31,646,817	2.520	12/15/33	31,646,564
SLM Student Loan Trust Series 2004-8A, Class A6(e)(3M USD LIBOR + 0.630%)
20,350,000	1.944	01/25/40	20,250,401
SLM Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.120%)
50,735,368	1.434	01/25/27	50,502,746
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
12,900,000	1.454	10/25/28	12,850,814
SLM Student Loan Trust Series 2005-5, Class A5(3M USD LIBOR + 0.750%)
8,203,000	2.064	10/25/40	8,150,521
SLM Student Loan Trust Series 2006-10, Class A5A(3M USD LIBOR + 0.100%)
260,117	1.414	04/25/27	259,514

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
SLM Student Loan Trust Series 2007-1, Class A5(3M USD LIBOR + 0.090%)
	$35,321,343	1.404%		01/26/26	$ 35,251,001
SLM Student Loan Trust Series 2007-2, Class A4(3M USD LIBOR + 0.060%)
	81,200,000	1.374		07/25/22	78,919,474
SLM Student Loan Trust Series 2008-2, Class A3(3M USD LIBOR + 0.750%)
	15,248,598	2.064		04/25/23	15,232,140
SLM Student Loan Trust Series 2008-3, Class A3(3M USD LIBOR + 1.000%)
	16,387,613	2.314		10/25/21	16,383,872
SLM Student Loan Trust Series 2008-4, Class A4(3M USD LIBOR + 1.650%)
	43,312,515	2.964		07/25/22	44,354,912
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
	67,220,732	3.014		07/25/23	69,345,089
SLM Student Loan Trust Series 2008-6, Class A4(3M USD LIBOR + 1.100%)
	22,590,000	2.414		07/25/23	22,873,292
SLM Student Loan Trust Series 2008-8, Class A4(3M USD LIBOR + 1.500%)
	13,600,000	2.814		04/25/23	13,943,467
SunTrust Student Loan Trust Series 2006-1A, Class A4(e)(3M USD LIBOR + 0.190%)
	27,381,275	1.504		10/28/37	25,835,627
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
	5,703,417	1.444		01/26/26	5,701,939

					738,220,317

TOTAL ASSET-BACKED SECURITIES (Cost $1,900,029,201)					$1,942,938,150

Foreign Debt Obligations – 21.6%
Sovereign – 21.6%
Brazil Notas do Tesouro Nacional
BRL	73,699,000	10.000%		01/01/27	$ 21,979,618
	14,026,374	6.000		08/15/40	4,553,319
Dominican Republic
DOP	61,100,000	10.375		03/04/22	1,367,062
	98,700,000	14.500		02/10/23	2,463,592
	$16,140,000	6.600	(e)	01/28/24	18,047,022
	15,330,000	6.600		01/28/24	17,141,316
	5,181,000	5.875		04/18/24	5,595,480
	46,310,000	5.500	(e)	01/27/25	48,914,938
	2,784,000	8.625		04/20/27	3,361,777
DOP	30,000,000	18.500		02/04/28	928,637
	58,700,000	11.375		07/06/29	1,368,191

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Japan Treasury Discount Bills(i)
JPY	42,950,000	0.000%		02/13/18	$ 381,248
	48,040,700,000	0.000		02/13/18	426,435,560
	1,620,650,000	0.000		03/26/18	14,388,193
Japanese Government CPI Linked Bond
	19,975,720,109	0.100		03/10/26	187,657,419
Perusahaan Penerbit SBSN(e)
	$1,860,000	3.400		03/29/22	1,887,900
	30,900,000	4.150		03/29/27	31,827,000
Republic of Argentina
EUR	20,240,000	3.375		01/15/23	24,769,677
	16,660,000	5.250		01/15/28	20,788,269
	460,000	2.260	(h)	12/31/38	402,219
	3,090,000	6.250		11/09/47	3,759,217
	$54,250,000	7.125	(e)	06/28/17	56,026,687
Republic of Ecuador
	23,990,000	9.650		12/13/26	27,550,956
	10,400,000	9.625	(e)	06/02/27	11,895,260
	10,810,000	9.625		06/02/27	12,364,208
Republic of Indonesia
EUR	2,510,000	2.625	(e)	06/14/23	3,248,787
	$23,015,000	5.875		01/15/24	26,208,331
EUR	11,900,000	2.150	(e)	07/18/24	14,974,269
	$39,150,000	3.850	(e)	07/18/27	40,177,688
Republic of South Africa
ZAR	68,590,000	8.000		01/31/30	5,055,443
	190,720,000	7.000		02/28/31	12,787,939
	591,375,000	8.250		03/31/32	43,578,532
	70,190,000	8.875		02/28/35	5,337,829
	119,050,000	6.250		03/31/36	6,919,343
	69,910,000	9.000		01/31/40	5,254,876
	39,710,000	6.500		02/28/41	2,260,266
	105,190,000	8.750		01/31/44	7,648,613
Republic of Venezuela
	$120,000	6.000		12/09/20	26,850
	5,030,000	9.250	(f)	05/07/28	1,024,863
United Mexican States
MXN	269,823,600	4.750		06/14/18	13,532,158
	352,713,800	6.500		06/10/21	17,332,795
	26,403,500	6.500		06/09/22	1,285,741
	88,039,300	8.000		12/07/23	4,554,823
	1,546,000	7.750		11/23/34	78,571
	15,377,700	8.500		11/18/38	837,583
	2,663,200	8.000		11/07/47	138,272

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $1,152,452,378)					$1,158,118,337

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – 2.2%
Arab Republic of Egypt (Issuer Citibank NA)
EGP	$314,550,000	1.000%		02/08/18	$ 17,354,739
	32,375,000	0.000		03/08/18	1,762,107
	418,040,000	0.000	(e)(i)	05/03/18	22,141,543
	595,900,000	0.000	(e)(i)	05/10/18	31,468,078
	197,000,000	0.000	(e)(i)	11/01/18	9,660,423
Arab Republic of Egypt (Issuer HSBC Bank PLC)(e)(i)
	56,000,000	0.000		06/07/18	2,912,630
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)(e)(i)
	270,750,000	0.000		02/15/18	14,822,877
	212,425,000	0.000		05/17/18	11,126,745
	127,600,000	0.000		07/26/18	6,519,585

TOTAL STRUCTURED NOTES (Cost $115,250,641)					$117,768,727

Municipal Debt Obligations – 1.0%
Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010(d)
	$4,470,000	7.350%		07/01/35	$5,168,080
Illinois State GO Bonds Taxable-Pension Series 2003
	13,800,000	5.100		06/01/33	13,777,092

					18,945,172

Minnesota(b)(d) – 0.1%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1(3M USD LIBOR + 0.100%)
	7,694,301	1.478		04/28/30	7,650,587

Puerto Rico(d) – 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	1,655,000	6.000		07/01/38	1,052,994
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	45,000	5.250		07/01/42	27,731
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	2,695,000	5.000		07/01/33	1,660,794
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(f)
	3,035,000	5.750		07/01/41	682,875
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(f)
	1,495,000	5.500		07/01/32	336,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(f)
	1,160,000	5.875		07/01/36	261,000
	3,340,000	5.750		07/01/38	751,500
	2,170,000	6.000		07/01/39	488,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(f)
	1,120,000	6.000		07/01/34	250,600
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E(f)
	1,010,000	5.625		07/01/32	227,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(f)
	515,000	5.500		07/01/26	115,875

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Municipal Debt Obligations – (continued)
	$1,975,000	5.500%		07/01/39	$ 444,375
	2,115,000	5.000		07/01/41	475,875
Puerto Rico Commonwealth GO Bonds Series 2014 A(f)
	4,300,000	8.000		07/01/35	1,021,250
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A(f)
	1,960,000	5.125		07/01/31	441,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A(f)
	455,000	5.000		07/01/34	102,375
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(f)
	605,000	5.250		07/01/27	136,125
Puerto Rico Commonwealth GO Unrefunded Balance Refunding for Public Improvement 2006 B(f)
	670,000	5.000		07/01/35	150,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(i)
	2,005,000	0.000		08/01/35	62,175
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(i)
	5,315,000	0.010		08/01/37	148,129
	4,330,000	0.000		08/01/38	113,013
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(f)
	1,650,000	5.250		08/01/27	160,875
	18,380,000	6.750		08/01/32	1,792,050
	16,765,000	5.750		08/01/37	1,634,587
	155,000	6.375		08/01/39	15,113
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
	9,275,000	0.000	(i)	08/01/33	811,563
	6,845,000	5.500	(f)	08/01/37	667,388
	18,845,000	5.375	(f)	08/01/39	1,837,387
	48,210,000	5.500	(f)	08/01/42	4,700,475
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(f)
	5,990,000	5.375		08/01/38	584,025
	42,775,000	5.250		08/01/41	4,170,562
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(f)
	12,240,000	5.000		08/01/43	1,193,400
	9,605,000	5.250		08/01/43	936,487
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(f)
	16,650,000	5.500		08/01/28	1,623,375

					29,077,598

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $199,960,571)					$ 55,673,357

U.S. Treasury Obligations – 0.7%
United States Treasury Inflation Indexed Bonds
	$17,545,473	0.125		07/15/26	$17,151,928
	6,050,280	0.375		07/15/27	6,021,118
	6,031,725	2.500		01/15/29	7,322,936
	7,919,338	0.875		02/15/47	8,238,724

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,095,987)					$ 38,734,706

Shares	Description	Value

Common Stocks – 1.2%
Oil, Gas & Consumable Fuels(f)(j)(k) – 1.2%
7,667,598	Blue Ridge Mountain Resources, Inc.	$65,174,583
Textiles, Apparel & Luxury Goods – 0.0%
1,890	True Religion Warrant	—
8,897	True Religion Warrant 2	—
137,355	True Religion Equity	1,373,550
		1,373,550

TOTAL COMMON STOCKS (Cost $76,509,670)		$66,548,133

Shares	Distribution Rate	Value
Investment Company(j) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
53,367,078	1.228%	$ 53,367,078
(Cost $53,367,078)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $5,097,452,117)		$4,935,114,633

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(i) – 0.1%
Commercial Paper – 0.1%
Dominion Resources, Inc.
$5,000,000	0.000%	01/10/18	$ 4,997,169
Electricite de France SA
100,000	0.000	01/05/18	99,967

TOTAL SHORT-TERM INVESTMENTS (Cost $5,099,440)			$ 5,097,136

TOTAL INVESTMENTS – 92.0%(Cost $5,102,551,557)			$4,940,211,769

OTHER ASSETS IN EXCESS OFLIABILITIES – 8.0%			431,663,573

NET ASSETS – 100.0%			$5,371,875,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,206,800,366, which represents approximately 41.1% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2017.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Represents an Affiliated Fund.

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $65,174,583, which represents approximately 1.2% of net assets as of December 31, 2017.

Restricted Security	Acquisition Date	Cost

Blue Ridge Mountain Resources, Inc. (Common Stocks)	05/06/16 – 08/18/16	$76,509,670

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand
Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
COF	— Cost of Funds
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate

KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co Int. PLC	ARS	120,544,171	USD	6,417,351	$6,464,534	01/02/18	$47,184
	ARS	211,912,200	USD	11,152,000	11,168,361	02/02/18	16,362
	AUD	70,172,000	NZD	77,166,164	54,742,673	03/21/18	110,408
	AUD	295,221,040	USD	224,916,264	230,346,819	01/16/18	5,430,556
	AUD	263,525,471	USD	199,927,422	205,581,834	03/21/18	5,654,412
	BRL	160,621,663	USD	47,950,087	48,233,864	02/02/18	283,778
	CAD	237,667,470	USD	185,143,142	189,133,313	01/17/18	3,990,171
	CAD	296,950,744	USD	232,094,822	236,488,826	03/21/18	4,394,003
	CHF	114,090,233	EUR	97,457,782	117,775,546	03/21/18	263,270
	CHF	5,235,707	USD	5,325,712	5,404,830	03/21/18	79,118
	CLP	8,062,180,547	USD	12,443,000	13,100,716	01/04/18	657,716
	CLP	31,497,971,778	USD	48,392,445	51,182,925	01/05/18	2,790,480
	CLP	24,070,496,099	USD	36,829,255	39,113,578	01/11/18	2,284,323
	CLP	20,531,062,408	USD	31,498,860	33,362,143	01/16/18	1,863,283
	CLP	8,062,180,547	USD	13,074,796	13,100,716	01/22/18	25,920
	CLP	8,183,917,500	USD	12,532,799	13,294,573	02/22/18	761,774
	CNH	387,920,571	USD	58,330,817	59,287,242	03/21/18	956,426
	CNY	437,517,051	USD	66,080,753	67,154,894	01/12/18	1,074,140
	CNY	84,105,921	USD	12,874,998	12,883,034	02/05/18	8,036
	CZK	1,313,013,660	EUR	49,247,624	61,672,677	01/03/18	2,572,399
	CZK	1,313,013,660	EUR	51,189,616	61,911,521	03/21/18	188,297
	EUR	104,165,891	CHF	121,217,847	125,600,759	03/21/18	467,362
	EUR	175,507,371	GBP	154,685,906	211,622,619	03/21/18	2,205,059
	EUR	2,613,798	HUF	812,863,092	3,151,656	03/21/18	137
	EUR	32,090,871	JPY	4,291,435,869	38,697,022	03/22/18	447,206
	EUR	31,534,820	NOK	310,562,787	38,023,938	03/21/18	113,437
	EUR	9,197,776	SEK	90,471,488	11,090,460	03/21/18	6,539
	EUR	899,418,458	USD	1,074,881,891	1,081,217,280	01/31/18	6,335,389
	EUR	123,018,192	USD	146,785,308	148,332,417	03/21/18	1,547,108
	GBP	470,039,066	USD	618,003,134	635,041,846	01/19/18	17,038,712
	GBP	108,998,411	USD	146,706,459	147,564,715	03/21/18	858,256
	HKD	359,786,284	USD	46,090,992	46,124,578	03/21/18	33,586
	HUF	62,524,622,480	EUR	200,526,851	242,411,712	03/21/18	621,196
	IDR	1,043,052,298,623	USD	76,751,612	77,060,617	01/11/18	309,005
	IDR	1,010,653,642,396	USD	73,983,435	74,662,210	01/12/18	678,775
	IDR	948,179,309,273	USD	69,701,750	70,028,913	01/16/18	327,163
	IDR	109,057,730,125	USD	8,008,940	8,053,037	01/19/18	44,098
	IDR	302,598,368,000	USD	22,304,000	22,325,722	02/02/18	21,722
	IDR	1,457,801,140,394	USD	106,580,594	107,428,234	02/20/18	847,640
	INR	148,371,485	USD	2,287,918	2,324,505	01/05/18	36,587
	INR	6,639,532,989	USD	102,878,326	104,008,021	01/08/18	1,129,696
	INR	2,116,159,197	USD	31,931,422	33,135,558	01/12/18	1,204,136
	INR	6,532,834,552	USD	100,111,351	102,153,266	01/25/18	2,041,913
	INR	6,612,223,670	USD	101,712,646	103,318,686	02/02/18	1,606,039
	INR	4,240,823,747	USD	65,128,489	66,174,983	02/15/18	1,046,493
	INR	3,127,328,705	USD	48,537,490	48,743,920	02/26/18	206,430
	JPY	5,768,820,741	USD	50,860,545	51,229,850	01/12/18	369,304
	JPY	7,765,521,941	USD	68,779,256	69,064,721	02/13/18	285,465
	JPY	23,958,270,156	USD	212,763,593	213,541,449	03/22/18	777,855
	KRW	118,302,864,373	USD	108,728,439	110,876,095	01/16/18	2,147,656
	KRW	8,471,390,964	USD	7,819,986	7,940,160	01/22/18	120,174
	KRW	7,382,815,698	USD	6,823,935	6,920,186	01/26/18	96,251
	MXN	88,844,322	USD	4,436,006	4,453,115	03/21/18	17,109
	NOK	741,792,084	EUR	74,862,198	90,550,803	03/21/18	283,742
	NOK	171,727,326	USD	20,759,256	20,962,811	03/21/18	203,556

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co Int. PLC (continued)	NZD	227,514,698	USD	156,235,543	$161,203,293	01/17/18	$4,967,751
	NZD	658,895,544	USD	454,492,644	466,486,269	03/21/18	11,993,626
	PHP	1,006,209,364	USD	20,076,150	20,154,708	01/03/18	78,558
	PHP	273,041,060	USD	5,378,000	5,468,790	01/05/18	90,790
	PHP	726,265,663	USD	14,300,565	14,545,424	01/08/18	244,859
	PHP	1,689,503,810	USD	32,764,546	33,826,256	01/26/18	1,061,710
	PHP	107,441,272	USD	2,121,668	2,149,083	02/22/18	27,415
	PHP	1,689,503,810	USD	33,488,678	33,743,735	03/22/18	255,057
	PLN	1,314,662,495	EUR	310,662,325	377,795,578	03/21/18	3,206,321
	RUB	15,644,986,316	USD	263,789,199	269,296,338	02/12/18	5,507,142
	SEK	7,552,439,601	EUR	760,030,589	925,271,024	03/21/18	8,844,181
	SEK	237,822,548	USD	28,375,436	29,136,322	03/21/18	760,886
	SGD	19,776,662	USD	14,707,075	14,805,518	03/21/18	98,442
	THB	438,935,070	USD	13,292,000	13,476,083	01/19/18	184,083
	TRY	318,926,501	USD	77,730,930	82,144,306	03/21/18	4,413,377
	TWD	463,136,960	USD	15,496,241	15,585,404	01/02/18	89,162
	TWD	1,585,973,812	USD	53,035,416	53,650,333	01/23/18	614,917
	TWD	205,579,621	USD	6,887,089	6,956,497	01/26/18	69,408
	TWD	380,584,927	USD	12,874,998	12,889,532	02/05/18	14,535
	TWD	871,361,307	USD	29,233,445	29,603,233	03/08/18	369,788
	USD	6,522,953	ARS	120,544,171	6,464,534	01/02/18	58,419
	USD	12,062,233	AUD	15,436,694	12,042,494	03/21/18	19,739
	USD	259,902,422	BRL	860,111,837	259,209,250	01/03/18	693,173
	USD	244,154,415	BRL	797,004,152	239,336,274	02/02/18	4,818,140
	USD	10,979,842	CAD	13,753,679	10,953,303	03/21/18	26,539
	USD	51,224,543	CLP	31,497,971,778	51,182,925	01/05/18	41,619
	USD	22,190,033	CLP	13,650,188,057	22,181,001	01/22/18	9,032
	USD	10,976,164	CLP	6,748,299,324	10,964,970	02/05/18	11,194
	USD	8,878,381	EUR	7,360,591	8,875,225	03/21/18	3,156
	USD	631,275,140	GBP	466,963,692	630,886,891	01/19/18	388,249
	USD	15,587,172	GBP	11,503,097	15,573,175	03/21/18	13,998
	USD	286,482,925	HKD	2,220,064,963	284,643,710	03/27/18	1,839,215
	USD	61,843,000	HKD	479,046,082	61,468,655	05/11/18	374,345
	USD	37,562,000	HKD	291,393,334	37,466,822	09/19/18	95,178
	USD	125,429,172	JPY	14,063,094,940	124,886,917	01/12/18	542,255
	USD	377,348,514	JPY	42,106,008,535	375,293,292	03/22/18	2,055,221
	USD	74,109,115	MXN	1,383,839,506	70,007,640	01/26/18	4,101,475
	USD	166,787,295	MXN	3,244,121,958	162,604,072	03/21/18	4,183,223
	USD	33,173,507	NZD	46,738,902	33,090,307	03/21/18	83,199
	USD	4,389,630	TWD	129,612,605	4,388,491	02/02/18	1,139
	ZAR	500,543,581	USD	36,349,504	40,336,335	01/18/18	3,986,831
	ZAR	2,298,455,033	USD	167,760,983	183,521,839	03/22/18	15,760,856

TOTAL							$158,925,055

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co Int. PLC	ARS	120,544,171	USD	6,791,867	$6,464,534	01/02/18	$(327,331)
	ARS	505,363,029	USD	27,613,118	27,005,987	01/08/18	(607,132)
	ARS	426,656,324	USD	23,312,642	22,613,893	01/22/18	(698,749)
	ARS	158,017,865	USD	8,688,210	8,341,314	01/29/18	(346,896)
	ARS	174,977,029	USD	9,391,748	9,231,181	01/31/18	(160,568)
	ARS	288,638,884	USD	15,481,958	15,219,824	02/01/18	(262,134)
	ARS	357,199,308	USD	19,091,358	18,758,497	02/09/18	(332,861)
	ARS	1,116,019,090	USD	59,621,261	58,430,319	02/15/18	(1,190,942)
	ARS	429,733,096	USD	23,060,536	22,442,324	02/20/18	(618,213)
	ARS	222,205,591	USD	11,847,805	11,598,580	02/21/18	(249,226)
	ARS	475,517,772	USD	25,612,262	24,745,929	02/27/18	(866,333)
	ARS	214,680,117	USD	11,714,510	11,155,111	02/28/18	(559,399)
	ARS	549,048,402	USD	29,815,281	28,330,184	03/14/18	(1,485,098)
	ARS	239,185,310	USD	12,623,950	12,335,499	03/15/18	(288,452)
	ARS	174,426,028	USD	9,301,462	8,964,386	03/22/18	(337,076)
	ARS	118,861,995	USD	6,275,713	6,093,612	03/27/18	(182,101)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co Int. PLC (continued)	BRL	937,453,404	USD	283,812,281	$282,517,440	01/03/18	$(1,294,842)
	BRL	1,369,832,432	USD	419,203,563	411,353,679	02/02/18	(7,849,885)
	CHF	60,191,745	EUR	51,579,349	62,136,044	03/21/18	(57,111)
	CLP	31,497,971,778	USD	51,236,209	51,182,925	01/22/18	(53,284)
	CZK	2,912,156,255	EUR	114,503,574	137,314,660	03/21/18	(751,032)
	EUR	115,428,878	CHF	135,062,753	139,181,401	03/21/18	(244,116)
	EUR	51,189,616	CZK	1,313,013,660	61,430,792	01/03/18	(241,885)
	EUR	27,068,319	CZK	693,490,333	32,638,336	03/21/18	(61,278)
	EUR	46,707,644	HUF	14,562,856,898	56,318,969	03/21/18	(142,101)
	EUR	48,128,612	NOK	477,621,769	58,032,338	03/21/18	(271,107)
	EUR	10,305,000	NZD	17,817,087	12,425,524	03/21/18	(188,655)
	EUR	66,348,656	PLN	280,110,853	80,001,634	03/21/18	(494,038)
	EUR	90,342,598	SEK	894,864,167	108,932,961	03/21/18	(699,415)
	GBP	60,396,266	EUR	68,365,998	81,765,941	03/21/18	(668,157)
	GBP	471,661,944	USD	637,626,576	637,234,420	01/19/18	(392,156)
	GBP	9,815,940	USD	13,304,917	13,289,059	03/21/18	(15,858)
	HKD	627,146,748	USD	80,593,703	80,409,078	03/27/18	(184,625)
	JPY	4,147,712,910	EUR	30,891,742	36,968,805	03/22/18	(282,238)
	JPY	22,877,168,273	USD	203,873,545	203,160,047	01/12/18	(713,499)
	JPY	27,461,043,729	USD	245,582,818	244,232,049	02/13/18	(1,350,769)
	JPY	18,026,049,681	USD	161,339,968	160,667,227	03/22/18	(672,742)
	KRW	13,724,852,486	USD	12,867,853	12,866,145	02/05/18	(1,709)
	MXN	292,864,702	USD	15,229,574	14,815,856	01/26/18	(413,718)
	MXN	2,629,421,874	USD	137,077,456	131,793,658	03/21/18	(5,283,799)
	NOK	4,945,314,788	EUR	503,705,288	603,676,194	03/21/18	(3,679,681)
	NOK	54,018,151	SEK	54,324,434	6,594,013	03/21/18	(61,429)
	PEN	182,990,724	USD	56,475,132	56,392,803	01/16/18	(82,329)
	PHP	503,104,682	USD	10,066,120	10,063,301	02/22/18	(2,819)
	RUB	743,659,858	USD	12,874,998	12,800,579	02/12/18	(74,419)
	SGD	17,189,795	USD	12,874,998	12,868,896	03/21/18	(6,101)
	USD	6,417,352	ARS	120,544,171	6,464,534	01/02/18	(47,183)
	USD	219,123,781	AUD	287,613,503	224,411,024	01/16/18	(5,287,243)
	USD	199,765,507	AUD	260,285,254	203,054,070	03/21/18	(3,288,563)
	USD	23,235,814	BRL	77,341,567	23,308,190	01/03/18	(72,376)
	USD	38,876,475	BRL	129,530,661	38,897,395	02/02/18	(20,920)
	USD	197,148,241	CAD	253,080,692	201,398,996	01/17/18	(4,250,755)
	USD	217,260,645	CAD	276,236,166	219,991,930	03/21/18	(2,731,285)
	USD	40,024,858	CHF	39,131,726	40,395,749	03/21/18	(370,893)
	USD	13,070,980	CLP	8,062,180,547	13,100,716	01/04/18	(29,736)
	USD	34,724,544	CLP	22,138,583,624	35,974,299	01/16/18	(1,249,755)
	USD	52,583,380	CLP	32,603,099,408	52,978,713	01/22/18	(395,333)
	USD	36,589,979	CNH	243,672,391	37,241,294	03/21/18	(651,313)
	USD	16,513,029	CNY	109,522,959	16,810,779	01/12/18	(297,751)
	USD	2,321,104	EUR	1,941,992	2,330,514	01/03/18	(9,410)
	USD	1,189,748,166	EUR	995,677,728	1,196,933,368	01/31/18	(7,185,203)
	USD	263,263,533	EUR	221,433,324	266,999,047	03/21/18	(3,735,515)
	USD	618,909,575	GBP	470,728,484	635,973,278	01/19/18	(17,063,703)
	USD	66,975,990	GBP	49,677,269	67,254,302	03/21/18	(278,313)
	USD	38,118,353	IDR	518,981,376,095	38,244,759	02/20/18	(126,406)
	USD	22,657,213	INR	1,462,339,242	22,907,486	01/08/18	(250,274)
	USD	13,435,469	INR	870,618,370	13,603,766	02/02/18	(168,298)
	USD	15,796,577	INR	1,024,566,000	15,987,610	02/15/18	(191,033)
	USD	296,770,494	JPY	33,655,851,433	298,879,838	01/12/18	(2,109,343)
	USD	786,692,739	JPY	88,905,562,488	790,705,114	02/13/18	(4,012,374)
	USD	523,626,937	JPY	59,077,714,355	526,563,092	03/22/18	(2,936,154)
	USD	60,985,978	KRW	66,566,722,582	62,387,824	01/16/18	(1,401,845)
	USD	11,492,334	KRW	12,453,093,556	11,672,174	01/22/18	(179,840)
	USD	22,304,000	KRW	23,858,153,872	22,364,713	02/02/18	(60,713)
	USD	153,080,984	NZD	222,947,024	157,966,912	01/17/18	(4,885,929)
	USD	154,489,172	NZD	221,901,205	157,102,087	03/21/18	(2,612,915)
	USD	18,348,649	PEN	60,531,459	18,654,162	01/16/18	(305,513)
	USD	4,448,811	PEN	14,626,578	4,506,901	01/19/18	(58,090)
	USD	10,072,166	PHP	503,104,682	10,077,354	01/03/18	(5,188)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co Int. PLC (continued)	USD	33,588,545	PHP	1,689,503,810	$33,826,256	01/26/18	$(237,711)
	USD	26,734,348	PHP	1,376,333,544	27,544,299	02/09/18	(809,951)
	USD	19,046,069	PHP	969,846,535	19,399,258	02/22/18	(353,189)
	USD	50,597,796	RUB	2,981,778,771	51,325,204	02/12/18	(727,408)
	USD	27,468,350	SEK	227,892,425	27,919,754	03/21/18	(451,404)
	USD	16,513,029	SGD	22,317,009	16,707,312	03/21/18	(194,283)
	USD	84,793,339	TRY	337,826,779	87,012,357	03/21/18	(2,219,021)
	USD	15,484,655	TWD	463,136,960	15,585,404	01/02/18	(100,749)
	USD	150,224,816	TWD	4,508,604,117	152,517,090	01/23/18	(2,292,276)
	USD	28,072,709	TWD	831,583,812	28,156,194	02/02/18	(83,486)
	USD	88,295,561	TWD	2,655,489,000	89,959,653	02/08/18	(1,664,092)
	USD	159,097,503	TWD	4,781,039,077	162,171,738	02/22/18	(3,074,235)
	USD	88,117,041	TWD	2,636,932,082	89,585,933	03/08/18	(1,468,892)
	USD	87,375,648	ZAR	1,265,688,681	101,995,600	01/18/18	(14,619,953)
	USD	94,431,648	ZAR	1,261,341,184	100,712,719	03/22/18	(6,281,069)

TOTAL							$(135,594,192)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	279	03/15/18	$24,184,642	$(490)
Ultra Long U.S. Treasury Bonds	932	03/20/18	156,255,625	648,763
10 Year U.S Treasury Notes	8,486	03/20/18	1,052,661,781	(4,858,110)

Total				$(4,209,837)

Short position contracts:
Eurodollars	(927)	12/17/18	(226,778,962)	543,268
Japan 10 Year Government Bonds	(80)	03/13/18	(107,054,804)	67,884
Ultra 10 Year U.S. Treasury Notes	(158)	03/20/18	(21,102,875)	96,666
2 Year U.S Treasury Notes	(1,070)	03/29/18	(229,097,032)	470,214
5 Year U.S. Treasury Notes	(18,676)	03/29/18	(2,169,480,041)	9,017,126
20 Year U.S. Treasury Bonds	(2,486)	03/20/18	(380,358,000)	719,794

Total				$10,914,952

TOTAL FUTURES CONTRACTS				$6,705,115

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KWCDC(a)	2.370%	Citibank NA	11/02/27	KRW	20,004,360	(b)	$82,658	$—	$82,658
1M BID Avg	11.935	CS Internatioanl (London)	01/02/18	BRL	36,980		(138,651)	—	(138,651)
1M BID Avg	11.900	Deutsche Bank AG	01/02/18		40		(162)	—	(162)
3M KWCDC(a)	2.370	JPMorgan Securities, Inc.	11/01/27	KRW	16,385,370	(b)	67,744	—	67,744

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

	2.315(a)	JPMorgan Securities, Inc.	11/29/27		18,571,890	(b)	$32,552	$—	$32,552
	2.000(a)	MS & Co Int. PLC	03/21/20		727,216,770		(692,607)	78,741	(771,348)
11.980%(c)	1M BID Avg	MS & Co Int. PLC	01/04/21	BRL	63,100		(1,014,915)	—	(1,014,915)
3M KWCDC(a)	2.308	MS & Co Int. PLC	11/10/27	KRW	19,674,330	(b)	28,726	—	28,726
	2.335(a)	MS & Co Int. PLC	11/23/27		12,767,040	(b)	33,307	—	33,307

TOTAL							$(1,601,348)	$78,741	$(1,680,089)

(a)	Payments made Quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(c)	Payments made monthly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(b)	0.050(a)	06/15/18	SEK	4,927,610		$170,199	$—	$170,199
3M STIBOR(a)	0.050%(b)	06/15/18		4,927,610		1,703,422	1,218,789	484,633
3M STIBOR(a)	0.330(b)	09/15/18		4,356,760		450,117	65,868	384,249
0.330%(b)	3M STIBOR(a)	09/15/18		4,356,760		(365,581)	(5,037)	(360,544)
6M CDOR(d)	1.000	03/21/19	CAD	90,920	(c)	(700,337)	(702,158)	1,821
6M WIBOR(d)	3.048(b)	06/17/19	PLN	285,790		1,912,119	611,310	1,300,809
3.045%(b)	6M WIBOR(d)	06/17/19		285,790		(1,905,485)	198	(1,905,683)
3M STIBOR(a)	0.100(b)	06/29/19		5,775,130	(c)	594,684	(6,884,380)	7,479,064
6M GBP(d)	0.750	03/21/20	GBP	1,159,840	(c)	(2,692,510)	(4,927,311)	2,234,801
6M CDOR(d)	1.250	03/21/20	CAD	1,028,000	(c)	(14,321,013)	(10,938,806)	(3,382,207)
3M LIBOR(a)	1.750(d)	03/21/20		$395,190	(c)	(3,045,572)	(2,601,457)	(444,115)
2.250(d)	3M NZDOR(a)	03/21/20	NZD	1,083,480	(c)	645,081	(50,422)	695,503
2.000(a)	3M AUDOR	03/21/20	AUD	521,500	(c)	507,445	(300,410)	807,855
3M LIBOR(a)	1.856(d)	08/06/20		$1,400,070	(c)	(10,451,662)	(5,848,614)	(4,603,048)
3M LIBOR(a)	2.139(d)	11/20/20		2,384,730	(c)	(6,813,412)	(1,547,109)	(5,266,303)
3M LIBOR(a)	2.227(d)	12/12/20		110,500	(c)	(145,562)	801	(146,363)
0.250(b)	3M STIBOR(a)	03/21/21	SEK	442,940	(c)	(142,005)	(136,625)	(5,380)
6M EURO(d)	0.350(b)	12/16/21	EUR	659,420	(c)	(2,030,943)	(502,303)	(1,528,640)
0.500(b)	3M STIBOR(a)	12/16/21	SEK	4,122,020	(c)	2,214,648	1,221,903	992,745
6M GBP(e)	3.370	07/15/22		98,240		176,902	4,877	172,025
6M CDOR(d)	2.028	07/18/22		870,800	(c)	(6,790,369)	(3,062,553)	(3,727,816)
6.750(f)	Mexico IB TIIE 28D	12/14/22		259,846		(621,743)	(1,269,731)	647,988
2.510(b)	6M WIBOR(d)	12/20/22	PLN	437,750		(116,477)	(518,191)	401,714
Mexico IB TIIE 28D(f)	7.500	03/15/23	MXN	1,468,250	(c)	(1,199,556)	(648,161)	(551,395)
3M STIBOR(a)	0.500(b)	03/21/23	SEK	359,000	(c)	(163,410)	97,630	(261,040)
6M GBP(d)	1.000	03/21/23	GBP	26,860	(c)	(120,484)	(250,868)	130,384
6M CDOR(d)	1.500	03/21/23	CAD	149,830	(c)	(4,472,848)	(3,652,745)	(820,103)
3M LIBOR(a)	2.000(d)	03/21/23		$66,580	(c)	(870,347)	(731,174)	(139,173)
1.500(b)	3M NIBOR(d)	03/21/23	NOK	2,370,660	(c)	1,315,721	(500,636)	1,816,357
0.250(b)	6M EURO(d)	03/21/23	EUR	678,770	(c)	4,958,362	692,611	4,265,751
2.550(b)	6M WIBOR(d)	03/21/23	PLN	736,050	(c)	121,034	463,614	(342,580)
2.143(d)	3M LIBOR(a)	07/03/23		$167,200	(c)	1,352,213	(190,442)	1,542,655
2.275(d)	3M LIBOR(a)	11/20/23		1,031,910	(c)	3,679,378	947,120	2,732,258
6M GBP(d)	1.200	11/21/23	GBP	234,240	(c)	525,149	(134,142)	659,291
0.500(b)	6M EURO(d)	03/21/25	EUR	19,460	(c)	187,902	32,437	155,465

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(d)	1.330(b)	01/12/27		134,160	(c)	$280,912	$(2,292,860)	$2,573,772
6M GBP(d)	1.600	03/16/27	GBP	520,150	(c)	4,027,441	(30,177,887)	34,205,328
6M EURO(b)	1.428	08/15/27		106,640		(1,823,461)	(404,903)	(1,418,558)
3.352(e)	6M GBP	08/15/27	GBP	53,270		511,191	(15,010)	526,201
3M LIBOR(a)	2.400(d)	08/31/27		143,750	(c)	(873,224)	(164,587)	(708,637)
1.500(b)	6M EURO(d)	08/31/27		125,840	(c)	(643,863)	(210,573)	(433,290)
3.340(e)	6M GBP	09/15/27		86,350		524,442	85,475	438,967
6M EURO(d)	1.600(b)	10/25/27	EUR	185,720	(c)	1,714,055	817,862	896,193
2.000(b)	3M STIBOR(a)	10/25/27	SEK	1,739,030	(c)	(846,885)	(28,014)	(818,871)
3M JIBAR(a)	9.330	10/25/27	ZAR	122,140	(c)	152,731	132	152,599
3M JIBAR(a)	9.450	10/26/27		268,760	(c)	409,593	287	409,306
3M JIBAR(a)	9.550	10/26/27		246,570	(c)	432,261	263	431,998
2.000(b)	3M STIBOR(a)	11/02/27	SEK	1,209,200	(c)	(561,564)	60,518	(622,082)
3M JIBAR(a)	9.320	11/03/27	ZAR	243,240	(c)	294,595	260	294,335
Mexico IB TIIE 28D(f)	8.370	12/16/27	MXN	152,575		46,282	74	46,208
6M EURO(d)	1.500(b)	12/19/27	EUR	202,440	(c)	384,166	789,978	(405,812)
8.800(a)	3M JIBAR	12/19/27	ZAR	246,570	(c)	11,754	295	11,459
8.870(a)	3M JIBAR	12/19/27		122,140		(13,522)	145	(13,667)
3M LIBOR(a)	2.750(d)	12/21/27		$36,900	(c)	298,886	276,310	22,576
8.875(a)	3M JIBAR(a)	12/21/27	ZAR	243,240	(c)	(28,925)	291	(29,216)
4.000(d)	3M NZDOR(a)	12/21/27		41,300	(c)	(400,975)	(533,430)	132,455
2.250(b)	3M STIBOR	12/21/27	SEK	233,530	(c)	(408,028)	(192,524)	(215,504)
3.500(d)	6M AUDOR	12/21/27	AUD	105,880	(c)	(1,243,415)	(1,579,920)	336,505
8.825(a)	3M JIBAR	12/28/27	ZAR	268,760	(c)	964	329	635
6M EURO(d)	1.000(b)	03/21/28	EUR	350,600	(c)	2,916,822	5,574,036	(2,657,214)
6M CDOR(d)	1.750	03/21/28	CAD	491,030	(c)	(23,661,943)	(20,448,968)	(3,212,975)
3M LIBOR(a)	2.250(d)	03/21/28		$187,710	(c)	(2,821,451)	(2,230,178)	(591,273)
2.250(d)	3M LIBOR(a)	03/21/28		21,400	(c)	321,662	376,309	(54,647)
2.750(d)	6M AUDOR	03/21/28	AUD	189,850	(c)	1,078,138	760,323	317,815
1.000(b)	6M EURO(d)	03/21/28	EUR	12,940	(c)	(107,655)	(203,401)	95,746
1.250(d)	6M GBP	03/21/28	GBP	248,560	(c)	1,592,827	3,612,380	(2,019,553)
0.250(d)	6M JYOR	03/21/28	JPY	20,485,540	(c)	1,694,768	1,307,842	386,926
6M JYOR(d)	0.500	03/22/28		4,633,590	(c)	(122,051)	(118,984)	(3,067)
3M LIBOR(a)	2.378(d)	07/03/28		$637,970	(c)	(3,779,270)	(1,774,745)	(2,004,525)
3M LIBOR(d)	2.346(a)	08/06/28		373,620	(c)	3,502,053	317,276	3,184,777
1.400(d)	6M GBP	11/21/28	GBP	141,040	(c)	(544,559)	342,319	(886,878)
2.488(d)	3M LIBOR(a)	12/12/28		$29,300	(c)	(32,977)	472	(33,449)
1.940(d)	6M GBP	01/11/32	GBP	111,430	(c)	(1,632,519)	(738,379)	(894,140)
6M EURO(b)	1.600	08/15/32		50,420		(1,225,394)	(51,379)	(1,174,015)
6M GBP(e)	3.461	08/15/32	GBP	48,330		(617,984)	21,642	(639,626)
6M GBP(e)	3.460	09/15/32		78,230		(486,130)	53,736	(539,866)
1.500(d)	6M GBP	03/21/33	GBP	180,500	(c)	(2,541,960)	(683,947)	(1,858,013)
1.750(d)	6M GBP	03/17/37		361,630	(c)	(3,250,558)	(18,735,346)	15,484,788
1.750(d)	6M GBP	12/14/37		103,200	(c)	(1,028,631)	(843,868)	(184,763)
6M JYOR(d)	1.250	06/14/38	JPY	1,853,120	(c)	7,817	92,386	(84,569)
1.750(d)	6M GBP	06/14/38	GBP	43,450	(c)	(475,190)	(637,828)	162,638
6M GBP(e)	3.507	08/15/42		19,590		(648,220)	9,945	(658,165)
6M GBP(e)	3.510	09/15/42		63,500		(1,454,429)	(113,711)	(1,340,718)
2.609(d)	3M LIBOR(a)	11/15/43		$36,920		(529,838)	87,088	(616,926)
3.450(e)	6M GBP	09/15/47		57,990		2,230,314	357,358	1,872,956
2.500(d)	3M LIBOR(a)	03/21/48		$62,680	(c)	590,176	1,955,993	(1,365,817)
2.560(d)	3M LIBOR(a)	07/03/48		269,110	(c)	(452,240)	144,673	(596,913)
2.540(d)	6M CDOR	07/18/48		130,950	(c)	503,652	7,178	496,474
3.380(e)	6M GBP	08/15/52	GBP	16,330		1,098,550	32,837	1,065,713

TOTAL						$(64,085,749)	$(105,140,547)	$41,054,798

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made semi-annually.
(e)	Payments made at maturity.
(f)	Payments made monthly.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund (%)(a)	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 4.250% 10/28/17	1.000%	0.126%	BoA Securities LLC	03/20/19	13,180	$(178,332)	$(6,052)	$(172,280)
People’s Republic of China, 4.250% 10/28/17	1.000	0.126	Citibank NA	03/20/19	518,290	(5,702,606)	(624,494)	(5,078,112)
People’s Republic of China, 4.250% 10/28/17	1.000	0.126	Barclays Bank PLC	03/20/19	98,670	(1,085,639)	(80,342)	(1,005,297)
People’s Republic of China, 4.250% 10/28/17	1.000	0.126	JPMorgan Securities, Inc.	03/20/19	66,660	(733,443)	(76,205)	(657,238)
People’s Republic of China, 4.250% 10/28/17	1.000	0.149	Citibank NA	06/20/19	1,072,530	(13,753,196)	(1,687,860)	(12,065,336)
People’s Republic of China, 4.250% 10/28/17	1.000	0.149	JPMorgan Securities, Inc.	06/20/19	24,020	(308,012)	(41,319)	(266,693)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.331	Citibank NA	06/20/21	2,060	(47,113)	13,906	(61,019)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.331	Barclays Bank PLC	06/20/21	470	(10,749)	3,059	(13,808)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.331	UBS AG (London)	06/20/21	5,910	(135,166)	20,672	(155,838)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	Barclays Bank PLC	06/20/21	9,860	(225,505)	29,411	(254,916)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	JPMorgan Securities, Inc.	06/20/21	3,640	(83,250)	13,124	(96,374)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.331	Deutsche Bank AG	06/20/21	11,160	(225,238)	29,362	(284,600)

TOTAL						$(22,518,249)	$(2,406,738)	$(20,111,511)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (%)(a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Series 27	1.000%	1.000%	06/20/22	$526,780	$(18,020,904)	$(12,778,186)	$(5,242,718)
CDX.EM Index 27	1.000	1.000	06/20/22	60,213	108,261	1,062,086	(953,825)
CDX.EM Index 28	1.000	1.000	12/20/22	971,504	8,323,130	37,185,534	(28,862,404)
CDX.NA.IG Index 29	1.000	1.000	12/20/22	586,275	(14,171,107)	(12,599,215)	(1,571,892)
CDX .NA.HY. Index 29	1.000	1.000	12/20/22	617,700	(52,020,635)	(43,470,236)	(8,550,399)

TOTAL					$(75,781,255)	$(30,600,017)	$(45,181,238)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	1M LIBOR	CS Internatioanl (London)	01/12/38	16,908	$(1,393)	$25,397	$(26,790)
Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	1M LIBOR	JPMorgan Securities, Inc.	01/12/41	17,026	47,180	47,510	(330)

TOTAL					$45,787	$72,907	$(27,120)

(a)	Payments made Monthly
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following written and purchased options:

PURCHASED OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts:
Eurodollar	MS & Co Int. PLC	$98.00	06/15/2018	1,591	$3,977,500	$1,223,082	$441,105	$781,977

Investment Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
CDX.EM Index 27	— CDX Emerging Markets Index 27
CDX.EM Index 28	— CDX Emerging Markets Index 28
CDX.NA.HY Index 29	— CDX North America High Yield Index 29
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CS International (London)	— Credit Suisse International (London)
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.Unlisted equities are generally classified as Level 2 (fair valued and single source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM and GSAMI did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2017:

BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$176,274,299	$—
Mortgage-Backed Obligations	—	166,165,142	1,116,468
U.S. Treasury Obligations and/or Other U.S. Government Agencies	145,795,802	15,123,872	—
Asset-Backed Securities	—	91,430,187	—
Foreign Debt Obligations	—	12,032,798	—
Structured Notes	—	5,023,428	—
Municipal Debt Obligations	—	6,348,525	—
Common Stock and/or Other Equity Investments(a)
North America	—	567,729	—
Investment Company	21,567,227	—	—
Short-term Investments	—	7,199,346	—
Total	$167,363,029	$480,165,326	$1,116,468

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

BOND (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$4,965,789	$—
Futures Contracts(b)	58,106	—	—
Interest Rate Swap Contracts(b)	—	1,511,966	—
Options Purchased	53,044	—	—
Total	$111,150	$6,477,755	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,618,477)	$—
Futures Contracts	(107,974)	—	—
Interest Rate Swap Contracts	—	(1,482,136)	—
Credit Default Swap Contracts	—	(1,049,991)	—
Total	$(107,974)	$(6,150,604)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$2,178,591	$379,630,181	$—
Mortgage-Backed Obligations	—	228,096,845	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	201,471,354	59,517,521	—
Asset-Backed Securities	—	133,208,997	—
Foreign Debt Obligations	—	8,662,442	—
Municipal Debt Obligations	—	14,739,447	—
Investment Company	7,479,665	—	—
Short-term Investments	—	5,498,203	—
Total	$211,129,610	$829,353,636	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(15,299,453)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,745,442	$—
Futures Contracts(b)	101,673	—	—
Interest Rate Swap Contracts(b)	—	885,857	—
Options Purchased	30,750	—	—
Total	$132,423	$3,631,299	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,681,775)	$—
Futures Contracts	(453,282)	—	—
Interest Rate Swap Contracts	—	(1,011,343)	—
Total	$(453,282)	$(2,693,118)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$213,795,565	$53,130,224	$—
Corporate Obligations	—	245,817,175	—
Asset-Backed Securities	—	150,474,492	—
Mortgage-Backed Obligations	—	100,267,816	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	8,500,674	6,739,540	—
Municipal Debt Obligation	—	2,887,883	—
Investment Company	7,961,504	—	—
Total	$230,257,743	$559,317,130	$—

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$4,994,463	$—
Futures Contracts(b)	222,303	—	—
Interest Rate Swap Contracts(b)	—	1,687,157	—
Options Purchased	52,275	—	—
Total	$274,578	$6,681,620	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(8,080,707)	$—
Futures Contracts	(510,431)	—	—
Interest Rate Swap Contracts	—	(1,931,048)	—
Credit Default Swap Contracts	—	(677,279)	—
Total	$(510,431)	$(10,689,034)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$106,349,189	$17,605,119
Corporate Obligations	—	508,324,918	—
Mortgage-Backed Obligations	—	819,862,060	36,052,596
U.S. Treasury Obligations and/or Other U.S. Government Agencies	38,734,706	13,772,263	—
Asset-Backed Securities	—	1,942,938,150	—
Foreign Debt Obligations	628,862,420	529,255,917	—
Structured Notes	—	117,768,727	—
Municipal Debt Obligations	—	55,673,357	—
Common Stock and/or Other Equity Investments(a)
North America	65,174,583	—	1,373,550
Investment Company	53,367,078	—	—
Short-term Investments	—	5,097,136	—
Total	$786,138,787	$4,099,041,717	$55,031,265

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$158,925,055	$—
Futures Contracts(b)	11,563,715	—	—
Interest Rate Swap Contracts(b)	—	90,866,924	—
Options Purchased	1,223,081	—	—
Total	$12,786,796	$249,791,979	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(135,594,192)	$—
Futures Contracts	(4,858,600)	—	—
Interest Rate Swap Contracts	—	(51,492,215)	—
Credit Default Swap Contracts	—	(65,292,749)	—
Total Return Swap Contracts	—	(27,120)	—
Total	$(4,858,600)	$(252,406,276)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2017:

	Bank Loans	Collateralized Mortgage Obligations	Corporate Bonds	Other Asset Backed
Beginning Balance as of March 31, 2017	$57,319,558	$52,441,925	$—	$34,550,000
Realized gain (loss)	73,739	2,431,679	(79,235)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	50,287,174	4,566,726	296,461	—
Purchases	480,674	—	—	—
Sales	77,467,861	23,387,734	62,394	—
Amortization	778,698	—	(154,832)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	13,866,864	—	—	—
Ending Balance as of December 31, 2017	$17,605,119	$36,052,596	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Transfers of the above investments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those investments.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund], to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS MULTI-SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 96.5%
Alabama – 2.2%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
$2,500,000	5.750%	10/01/2020	$ 2,774,575
Black Belt Energy Gas District RB Series 2016 A (NR/A1)(b)(c)
5,000,000	4.000	06/01/2021	5,297,500
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,287
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
150,000	5.000	10/01/2024	172,533
150,000	5.000	10/01/2025	172,148
725,000	5.000	10/01/2030	823,375
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
700,000	5.000	10/01/2044	785,134
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/2021	1,080,610
13,500,000	6.000	10/01/2042	15,786,900
6,900,000	6.500	10/01/2053	8,246,880

			35,239,942

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(d)
37,350,000	0.000	06/01/2046	3,349,922

Arizona – 2.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(e)
	(3 Mo. LIBOR + 0.81%),
12,925,000	1.705	01/01/2037	11,634,310
Arizona State University System RB Refunding Series 2015 B (AA/Aa2)
3,000,000	5.000	07/01/2019	3,149,580
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,480,850
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/2040	2,333,474
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
4,360,000	4.000	01/01/2041	4,618,025
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A-2 (AMT) (A-/NR)(b)(c)
1,410,000	1.600	03/01/2018	1,410,620

			31,626,859

Arkansas – 1.2%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/A3)
770,000	3.000	02/01/2018	770,793
1,845,000	3.000	02/01/2019	1,868,911
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
330,000	5.500	07/01/2023	330,706
City of Little Rock Sewer RB Refunding Series 2015 (NR/Aa3)
1,000,000	4.000	04/01/2021	1,065,420

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arkansas – (continued)
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
$5,395,000	3.000%	02/01/2023	$ 5,622,615
5,185,000	3.000	02/01/2024	5,399,141
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,432,015

			18,489,601

California – 13.0%
Adelanto Public Utility Authority RB Refunding for Utility System Project Series 2009 A (NR/NR)(a)
7,725,000	6.750	07/01/2019	8,316,117
Alameda County Oakland Unified School District GO Refunding Bonds Series 2015 (AA-/NR)
1,500,000	5.000	08/01/2019	1,581,540
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series B (AGM) (AA/Aa2)(d)
1,000,000	0.000	08/01/2037	520,820
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	946,120
745,000	4.000	09/01/2025	807,304
535,000	4.000	09/01/2026	580,320
590,000	4.000	09/01/2027	637,029
575,000	4.000	09/01/2028	616,285
465,000	4.000	09/01/2029	494,016
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
785,000	5.000	05/01/2040	920,248
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(d)
31,220,000	0.000	06/01/2055	2,318,085
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)(a)
5,000,000	5.000	11/01/2019	5,315,200
California Educational Facilities Authority RB for Stanford University Series 2007 T-1 (AAA/Aaa)
5,750,000	5.000	03/15/2039	7,795,332
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A+/A1)
500,000	5.000	02/01/2042	582,925
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	465,097
350,000	5.000	11/15/2029	431,998
565,000	5.000	11/15/2030	692,803
1,000,000	5.000	11/15/2042	1,194,200
12,000,000	5.000	11/15/2056	14,114,640
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(a)
1,000,000	6.500	10/01/2018	1,037,690
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
1,300,000	5.000	02/01/2034	1,505,244
1,150,000	5.000	02/01/2035	1,329,584
450,000	5.000	02/01/2042	514,130
1,450,000	5.000	02/01/2047	1,656,871
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	442,708
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/2025	5,311,700
5,000,000	6.500	04/01/2033	5,311,450
2,750,000	6.000	04/01/2038	2,899,132

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
$1,250,000	6.000%	03/01/2033	$ 1,362,987
1,500,000	5.500	03/01/2040	1,616,415
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000	08/01/2046	1,772,640
California State Veterans GO Refunding Bonds Series 2015 CM (AMT) (AA/Aa2)
840,000	4.000	12/01/2032	840,000
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
345,000	5.000	09/01/2030	392,406
375,000	5.000	09/01/2037	421,879
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (AA-/NR)(a)
1,435,000	5.750	08/15/2018	1,473,444
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/2042	2,224,040
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	178,051
70,000	5.000	04/01/2031	82,589
385,000	4.000	04/01/2032	414,899
455,000	4.000	04/01/2034	485,417
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB/NR)(f)
1,725,000	5.000	12/01/2031	1,926,721
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF—Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,139,239
1,000,000	5.000	05/15/2047	1,163,110
800,000	5.000	05/15/2050	928,360
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
10,000	5.250	10/01/2019	10,026
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(d)
3,500,000	0.000	06/01/2034	2,068,710
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
625,000	4.000	09/01/2028	642,356
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	277,786
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Baa3)(b)(c)
675,000	5.500	01/15/2023	767,475
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/2032	553,730
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
18,000,000	0.000	06/01/2047	2,411,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
19,500,000	0.000	06/01/2047	2,380,560

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
$10,000,000	5.000%	06/01/2045	$ 11,470,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B/B3)
3,915,000	5.300	06/01/2037	3,960,140
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	769,600
650,000	5.000	09/01/2026	775,248
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	565,733
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	511,395
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	198,715
175,000	4.000	09/01/2026	194,029
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,061,680
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)(a)
5,000,000	5.250	08/01/2020	5,457,700
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
2,000,000	0.000	08/01/2037	1,021,780
4,500,000	0.000	08/01/2038	2,212,515
4,500,000	0.000	08/01/2039	2,128,455
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/2026	963,060
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,563,732
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125	11/01/2029	4,493,335
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(g)
5,000,000	0.000	08/01/2035	4,763,200
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
4,335,000	5.000	11/01/2047	4,960,801
Palomar Pomerado Health COPS Series 2009 (NR/WR)(a)
2,500,000	6.750	11/01/2019	2,733,800
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
2,150,000	0.000	08/01/2031	1,417,818
4,150,000	0.000	08/01/2032	2,616,243
3,500,000	0.000	08/01/2033	2,111,690
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(g)
6,450,000	0.000	08/01/2038	8,109,069
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,437,120

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$590,000	4.000%	09/01/2023	$ 639,678
320,000	4.000	09/01/2024	348,048
400,000	4.000	09/01/2025	436,336
490,000	4.000	09/01/2026	534,536
305,000	4.000	09/01/2027	329,553
500,000	4.000	09/01/2028	536,295
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,980,000	5.000	09/01/2027	5,231,888
1,000,000	5.375	09/01/2031	1,080,300
485,000	5.250	09/01/2034	516,447
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	877,103
1,000,000	5.000	09/01/2027	1,188,790
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Series 2017 (NR/NR)
1,075,000	5.000	09/01/2026	1,271,155
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(e)
	(3 Mo. LIBOR + 0.53%),
5,000,000	1.522	12/01/2035	4,795,350
San Diego County Water Authority COPS Series 2008 A (AGM) (AA/Aa2)(a)
830,000	5.000	05/01/2018	840,018
San Diego County Water Authority COPS Series 2008 A (AGM) (AAA/Aa2)(a)
4,170,000	5.000	05/01/2018	4,220,332
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/2039	2,432,700
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/2028	2,356,460
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,178,390
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/A3)(d)
1,605,000	0.000	01/15/2026	1,265,543
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB/NR)
1,000,000	5.000	01/15/2029	1,165,930
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A2)
2,735,000	5.000	08/01/2025	3,324,256
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,652,525
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(e)
	(3 Mo. LIBOR + 0.74%),
5,000,000	1.689	05/15/2043	4,388,850
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (NR/A3)
725,000	5.250	09/01/2019	725,406

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(d)
$1,175,000	0.000%	08/01/2025	$ 962,501

			207,667,976

Colorado – 4.1%
Adams County School District No. 1 GO Bonds for Mapleton Public Schools Series 2017 (ST AID WITHHLDG) (NR/Aa2)
7,235,000	5.250	12/01/2040	8,744,728
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
1,295,000	4.500	12/01/2029	1,319,605
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	542,288
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(f)
4,000,000	5.000	12/01/2029	4,360,120
500,000	5.000	12/01/2047	517,140
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
2,455,000	6.000	12/15/2029	3,279,364
7,565,000	6.000	12/15/2030	10,057,441
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Project Series 2016 (NR/NR)
200,000	4.000	01/01/2018	200,000
200,000	4.000	01/01/2019	203,780
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
625,000	4.000	12/01/2019	649,869
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB/NR)
1,150,000	5.000	06/01/2047	1,285,309
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	3.500	12/01/2021	507,960
500,000	4.500	12/01/2027	522,315
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,849,300
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,995,000	5.000	12/01/2025	5,766,028
2,490,000	5.000	12/01/2026	2,887,379
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(e)
	(3 Mo. LIBOR + 1.10%),
5,000,000	2.092	12/01/2033	4,481,200
Dominion Water & Sanitation District Tap Fee RB Series 2016 (NR/NR)
925,000	5.750	12/01/2036	970,686
2,500,000	6.000	12/01/2046	2,616,050
E-470 Public Highway Authority RB Series 2010 A (A-/A3)(d)
6,000,000	0.000	09/01/2040	2,511,600
E-470 Public Highway Authority Senior RB Series 2017 B (A-/A3)(b)
	(1 Mo. LIBOR + 1.05%),
2,000,000	2.098	09/01/2021	2,023,860
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
500,000	4.375	12/01/2031	495,100
500,000	5.000	12/01/2046	507,860
Southglenn Metropolitan District Special RB Refunding Series 2016 (NR/NR)
500,000	5.000	12/01/2030	522,235

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
$275,000	3.000%	12/01/2022	$ 274,871
1,000,000	5.000	12/01/2037	1,087,100
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
115,000	3.000	12/01/2022	114,946
100,000	3.500	12/01/2027	100,208
115,000	5.000	12/01/2037	125,016
325,000	5.000	12/01/2047	349,986
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,005,780
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa2)
350,000	5.000	12/01/2032	404,103
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,024,590

			65,307,817

Connecticut – 1.6%
Connecticut State GO Bonds Series 2016 D (A+/A1)
2,490,000	5.000	08/15/2020	2,674,833
Connecticut State GO Refunding Bonds Series 2017 B (A+/A1)
5,000,000	5.000	04/15/2028	5,991,600
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(b)(c)
3,000,000	5.000	02/01/2028	3,770,940
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,572,933
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(f)
3,760,000	7.000	02/01/2045	3,989,623
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	358,816
325,000	5.000	11/01/2026	360,691
325,000	5.000	11/01/2027	362,083
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	706,559
240,000	5.000	11/01/2026	266,357

			25,054,435

Delaware – 0.5%
New Castle County Delaware GO Bonds Series 2015 (AAA/Aaa)
5,000,000	5.000	10/01/2026	6,115,250
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/2033	2,125,207

			8,240,457

District of Columbia – 2.2%
District of Columbia GO Bonds Series 2007 A (NATL-RE) (AA/Aa1)
10,080,000	3.000	06/01/2030	10,081,008
District of Columbia GO Refunding Bonds Series 2017 A (AA/Aa1)
10,000,000	5.000	06/01/2035	12,038,200
1,300,000	4.000	06/01/2037	1,403,662
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
885,000	6.500	05/15/2033	1,003,634
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AAA/Aa1)(a)
5,000,000	6.000	10/01/2018	5,166,950

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Water & Sewer Authority RB Refunding Public Utility Subordinate Lien Series 2016 A (AA+/Aa2)
$5,000,000	5.000%	10/01/2036	$ 5,881,100

			35,574,554

Florida – 10.7%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB/NR)
360,000	2.500	05/01/2024	351,313
370,000	3.000	05/01/2025	368,302
380,000	3.000	05/01/2026	376,667
395,000	3.125	05/01/2027	393,562
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
395,000	4.250	05/01/2027	381,681
410,000	4.750	05/01/2036	389,266
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A/NR)
440,000	5.000	05/01/2019	453,270
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
210,000	5.000	05/01/2028	212,549
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
605,000	5.375	05/01/2028	606,379
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
175,000	2.250	05/01/2022	174,640
175,000	2.500	05/01/2023	174,911
180,000	2.500	05/01/2024	177,296
185,000	3.000	05/01/2025	185,479
195,000	3.000	05/01/2026	194,140
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
100,000	4.500	11/01/2025	104,791
185,000	5.000	11/01/2036	200,442
320,000	5.000	11/01/2048	343,021
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
495,000	4.250	05/01/2029	528,254
490,000	4.500	05/01/2035	514,162
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	134,931
140,000	2.750	05/01/2024	139,916
90,000	3.000	05/01/2025	90,233
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
315,000	3.500	05/01/2023	329,172
325,000	3.500	05/01/2024	339,251
340,000	3.500	05/01/2025	353,600
350,000	3.500	05/01/2026	361,756
365,000	3.500	05/01/2027	374,056
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB-/NR)
160,000	2.500	11/01/2022	158,845
160,000	2.750	11/01/2023	159,825
170,000	3.000	11/01/2025	169,174

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
$235,000	2.500%	05/01/2023	$ 232,448
245,000	2.500	05/01/2024	238,397
250,000	3.000	05/01/2025	247,232
255,000	3.000	05/01/2026	250,010
535,000	4.250	05/01/2037	555,662
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,250,000	5.500	10/01/2036	1,235,487
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,063,630
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	17,881,350
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
790,000	5.375	05/01/2036	790,229
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB/NR)
880,000	2.375	05/01/2023	866,307
900,000	2.500	05/01/2024	882,369
925,000	2.750	05/01/2025	910,468
920,000	3.000	05/01/2026	917,286
985,000	3.200	05/01/2027	992,880
1,015,000	3.250	05/01/2028	1,025,333
1,500,000	3.750	05/01/2046	1,507,065
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
400,000	3.750	11/01/2023	400,148
700,000	4.500	11/01/2028	700,994
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	130,778
133,000	3.250	05/01/2024	135,131
138,000	3.500	05/01/2025	140,953
143,000	3.625	05/01/2026	146,669
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
195,000	2.875	05/01/2021	199,577
200,000	3.000	05/01/2022	205,066
205,000	3.250	05/01/2023	211,584
210,000	3.375	05/01/2024	216,336
220,000	3.500	05/01/2025	227,916
215,000	4.125	05/01/2035	224,950
County of Broward Airport System RB Series 2017 (AMT) (A+/A1)
1,250,000	5.000	10/01/2042	1,466,750
300,000	5.000	10/01/2047	350,634
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
2,025,000	4.000	05/01/2024	2,131,151
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
700,000	3.750	05/01/2034	718,851
965,000	4.000	05/01/2037	1,006,987
East Central Regional Wastewater Treatment Facilities Operation Board RB Refunding for Wastewater Treatment Facilities Series 2017 (AA+/NR)
3,535,000	5.000	10/01/2044	4,217,361

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Surface Transportation Facility RB for Brightline Passenger Rail Project Series 2017 (BB-/NR)(b)(c)(f)
$2,800,000	5.625%	01/01/2028	$ 2,916,144
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)(a)
1,000,000	6.250	10/01/2019	1,080,370
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	200,740
500,000	5.000	11/01/2038	534,485
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
1,000,000	4.250	05/01/2026	1,027,090
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
920,000	5.000	11/15/2036	970,361
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,050,000	5.000	10/01/2021	2,277,017
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
370,000	3.375	05/01/2021	367,861
550,000	3.875	05/01/2026	548,400
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(f)
265,000	4.000	05/01/2024	283,950
265,000	4.000	05/01/2025	283,028
140,000	4.000	05/01/2026	149,606
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	229,474
225,000	4.000	05/01/2025	241,072
235,000	4.000	05/01/2026	252,554
240,000	4.000	05/01/2027	259,394
250,000	4.000	05/01/2028	269,358
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	606,815
605,000	3.500	05/01/2024	626,895
630,000	3.625	05/01/2025	652,768
650,000	3.750	05/01/2026	671,450
1,000,000	4.200	05/01/2031	1,062,810
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,225,000	4.250	05/01/2031	1,311,693
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
280,000	4.250	11/01/2022	283,662
445,000	4.875	11/01/2027	464,130
1,020,000	5.375	11/01/2037	1,074,448
930,000	5.500	11/01/2047	977,486
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
115,000	4.875	11/01/2027	119,944
500,000	5.500	11/01/2047	525,530
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)(h)
790,000	4.000	11/01/2028	792,907
700,000	4.500	11/01/2038	701,057

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)
$1,175,000	4.500%	05/01/2038	$ 1,180,123
1,855,000	4.625	05/01/2048	1,862,197
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
630,000	3.650	05/01/2022	633,162
520,000	4.300	05/01/2027	526,911
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,840,000	4.250	05/01/2025	1,873,562
1,705,000	4.875	05/01/2035	1,754,087
975,000	4.875	05/01/2045	989,030
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
500,000	4.000	05/01/2022	503,645
940,000	4.625	05/01/2027	981,680
1,000,000	5.250	05/01/2037	1,073,100
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
450,000	4.000	05/01/2021	455,841
230,000	4.250	05/01/2026	236,100
5,160,000	5.000	05/01/2036	5,432,448
5,160,000	5.125	05/01/2046	5,403,500
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)
330,000	3.500	05/01/2025	343,421
340,000	3.500	05/01/2026	351,672
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
930,000	5.375	05/01/2030	930,828
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
750,000	4.450	05/01/2030	806,115
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
250,000	3.500	05/01/2023	250,233
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A1)(a)
2,700,000	6.000	02/01/2021	3,045,789
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/A1)(f)
9,500,000	5.000	03/01/2030	10,618,530
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	256,610
250,000	4.750	11/01/2027	263,705
850,000	5.125	11/01/2039	900,082
2,350,000	5.250	11/01/2049	2,514,007
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2008 (A-/NR)(b)(c)
4,000,000	1.450	08/01/2018	4,000,680
Miromar Lakes Community Development District Capital Improvement RB Refunding Series 2015 (NR/NR)
570,000	3.500	05/01/2020	572,690
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,359,275
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,588,468
3,500,000	6.000	11/01/2047	3,749,200

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
$520,000	2.500%	05/01/2022	$ 519,776
530,000	2.750	05/01/2023	530,774
350,000	3.750	05/01/2031	353,738
1,045,000	4.000	05/01/2036	1,060,623
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
500,000	3.500	05/01/2021	500,295
300,000	4.000	05/01/2027	301,455
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,358,768
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
725,000	4.250	11/01/2025	734,563
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
890,000	4.000	05/01/2035	900,297
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
425,000	3.000	05/01/2023	430,856
435,000	3.250	05/01/2024	441,969
450,000	3.450	05/01/2025	458,168
465,000	3.625	05/01/2026	476,932
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
350,000	2.500	11/01/2023	344,939
355,000	2.750	11/01/2024	351,279
370,000	3.000	11/01/2025	368,202
585,000	4.250	11/01/2037	606,616
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(a)
2,000,000	6.500	11/15/2019	2,174,820
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	256,589
270,000	2.500	05/01/2024	260,726
280,000	3.000	05/01/2025	276,900
290,000	3.000	05/01/2026	281,567
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	189,903
190,000	2.500	05/01/2024	187,146
200,000	3.000	05/01/2025	200,518
205,000	3.000	05/01/2026	204,096
1,135,000	3.500	05/01/2031	1,156,349
1,370,000	4.000	05/01/2036	1,419,060
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/A3)
305,000	4.500	05/01/2018	307,861
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
220,000	3.625	05/01/2021	223,333
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB+/NR)
205,000	3.000	05/01/2027	201,386
215,000	3.125	05/01/2028	212,839
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
265,000	3.625	11/01/2020	265,533
530,000	4.375	11/01/2025	534,791

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (BBB/NR)
$1,000,000	4.250%	05/01/2031	$ 1,060,710
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB/NR)
360,000	2.125	05/01/2022	353,617
370,000	2.250	05/01/2023	361,782
375,000	2.500	05/01/2024	368,509
385,000	2.625	05/01/2025	378,047
400,000	3.000	05/01/2026	399,988
410,000	3.125	05/01/2027	412,234
425,000	3.250	05/01/2028	428,392
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,570,000	3.750	05/01/2026	1,554,426
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
345,000	3.250	05/01/2024	350,527
360,000	3.500	05/01/2025	367,704
370,000	3.625	05/01/2026	379,494
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
680,000	4.750	11/01/2025	697,898
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A+/NR)
500,000	4.250	05/01/2030	532,120
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
355,000	4.000	05/01/2026	384,515
350,000	4.000	05/01/2027	378,577
360,000	4.000	05/01/2028	385,758
375,000	4.000	05/01/2029	400,264
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,980,000	3.500	05/01/2032	2,024,293
2,365,000	4.000	05/01/2037	2,465,985
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	217,694
225,000	3.000	11/01/2025	223,907
230,000	3.200	11/01/2026	231,403
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
795,000	5.500	05/01/2034	845,085
925,000	5.750	05/01/2044	992,433
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,226,110
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,420,000	5.500	11/01/2045	2,585,649
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	139,995
250,000	5.000	05/01/2047	258,730
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,465,000	4.500	05/01/2036	1,519,630

			170,406,206

Georgia – 0.9%
Atlanta Airport RB Refunding Series 2012 C (AMT) (AA-/Aa3)
1,250,000	5.000	01/01/2027	1,396,850

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/A3)(b)(c)
$3,500,000	1.650%	06/18/2021	$ 3,379,425
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
700,000	5.000	03/01/2027	780,584
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa2)(a)
4,075,000	5.250	07/01/2019	4,295,009
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(e)
	(3 Mo. LIBOR + 0.65%),
5,200,000	1.545	10/01/2033	4,635,124

			14,486,992

Guam – 1.5%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (A/NR)
3,000,000	5.000	11/15/2022	3,347,220
Guam Government Business Privilege Tax RB Series 2012 B-1 (A/NR)
2,980,000	5.000	01/01/2029	3,185,411
Guam Government Limited Obligation RB Section 30 Series 2009 A (BBB+/NR)(a)
850,000	5.625	12/01/2019	913,291
750,000	5.750	12/01/2019	807,600
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
2,755,000	5.000	12/01/2025	3,167,038
2,255,000	5.000	12/01/2026	2,616,905
2,000,000	5.000	12/01/2027	2,308,400
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
325,000	5.000	10/01/2039	359,573
250,000	5.000	10/01/2044	275,798
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,675,095
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,139,705
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	403,071
525,000	5.000	07/01/2026	608,538
350,000	5.000	07/01/2027	407,967
370,000	5.000	07/01/2028	427,631
525,000	5.000	07/01/2029	603,976
700,000	5.000	07/01/2030	799,736
700,000	5.000	07/01/2031	796,054
700,000	5.000	07/01/2032	793,002

			24,636,011

Hawaii – 0.3%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,245,145

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/2037	1,042,440

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Idaho – (continued)
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BB+/Ba1)
$2,000,000	2.750%	10/01/2024	$ 1,993,840

			3,036,280

Illinois – 10.8%
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/2046	4,234,724
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000	5.000	04/01/2034	837,345
575,000	5.000	04/01/2035	631,155
525,000	5.000	04/01/2036	574,980
490,000	5.000	04/01/2037	535,849
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (B/A3)(d)
1,895,000	0.000	12/01/2026	1,324,529
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (B/A3)(d)
2,880,000	0.000	12/01/2029	1,749,283
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(d)
510,000	0.000	01/01/2031	284,233
Chicago Illinois Board of Education GO Bonds Series 2015 C (B/NR)
2,500,000	6.000	12/01/2035	2,743,825
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (B/A3)(d)
3,395,000	0.000	12/01/2023	2,728,765
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B/B3)
2,300,000	6.038	12/01/2029	2,257,473
2,500,000	6.138	12/01/2039	2,382,500
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B/NR)
5,160,000	7.000	12/01/2044	6,093,238
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B/NR)
7,125,000	6.500	12/01/2046	8,212,132
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(d)
750,000	0.000	01/01/2032	396,877
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/2037	325,884
2,720,000	5.500	01/01/2040	2,947,800
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,604,835
630,000	5.000	01/01/2034	663,630
490,000	5.000	01/01/2036	513,755
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
3,375,000	6.000	01/01/2038	3,900,015
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
640,000	5.000	01/01/2040	654,989
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/2034	155,542
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,432,226
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/A3)
5,000,000	5.000	01/01/2030	5,007,050

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds for Taxable Project Series 2014 B (BBB+/Ba1)
$3,000,000	6.314%	01/01/2044	$ 3,197,250
Chicago Illinois GO Refunding Bonds Series 2009 C (BBB+/Ba1)
675,000	5.000	01/01/2040	686,995
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,545,000	5.000	01/01/2024	2,788,709
4,435,000	5.000	01/01/2025	4,890,829
1,200,000	5.000	01/01/2038	1,271,304
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/2029	2,872,875
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
820,000	5.000	01/01/2023	932,611
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
3,000,000	5.250	01/01/2035	3,615,240
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (AA/NR)(a)
1,000,000	5.000	01/01/2025	1,196,350
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/2020	1,211,692
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	554,629
1,330,000	4.000	01/01/2052	1,380,939
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
600,000	5.000	11/01/2029	693,444
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/2026	1,780,980
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	918,977
Illinois Finance Authority RB for Edward Hospital Obligated Group RMKT 04/09/08 Series 2008 A (AMBAC) (A/WR)(a)
350,000	6.250	02/01/2018	351,326
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,492,032
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,641,978
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,057,983
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
4,165,000	5.100	06/01/2033	4,158,086
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,505,000	5.000	03/01/2021	1,583,907
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,532,750
5,500,000	5.250	07/01/2028	5,934,555
5,120,000	5.500	07/01/2038	5,547,930
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
13,300,000	5.000	11/01/2029	14,427,574
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
6,325,000	5.000	11/01/2027	6,936,881
9,500,000	5.000	11/01/2028	10,362,030
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,950,000	4.000	02/01/2030	4,105,512
1,185,000	4.000	02/01/2031	1,228,845

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BB+/A3)(d)
$2,610,000	0.000%	12/15/2031	$ 1,459,590
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BB+/NR)
1,540,000	5.700	06/15/2024	1,763,947
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
460,000	5.700	06/15/2022	539,336
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BB+/NR)
1,000,000	5.000	12/15/2028	1,077,100
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BB+/NR)(g)
2,000,000	5.000	12/15/2028	2,284,520
300,000	5.000	12/15/2032	336,192
600,000	5.000	12/15/2033	669,186
500,000	5.000	12/15/2034	555,445
1,260,000	0.000	12/15/2037	701,732
3,500,000	0.000	12/15/2042	1,915,690
3,850,000	0.000	12/15/2047	2,079,616
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
1,125,000	6.000	06/01/2021	1,283,029
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,000,000	0.000	12/01/2025	4,616,820
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500	03/01/2030	4,133,120
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
635,000	6.630	02/01/2035	704,672

			172,666,842

Indiana – 0.3%
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 C (NATL-RE) (BBB+/A3)
650,000	5.850	04/01/2019	680,894
Whiting City Environmental Facilities RB for BP Products North America Inc. Project Series 2015 (AMT) (A-/A1)(b)(c)
3,000,000	5.000	11/01/2022	3,406,230

			4,087,124

Iowa – 0.3%
Board of Regents Academic Building RB Refunding for Iowa State University of Science & Technology Series 2017 A (AA/Aa2)
1,480,000	3.000	07/01/2028	1,549,856
1,500,000	3.000	07/01/2029	1,563,045
Coralville Iowa COPS Series 2016 E (BBB/NR)
300,000	4.000	06/01/2019	309,024
460,000	4.000	06/01/2020	480,990
500,000	4.000	06/01/2021	528,060

			4,430,975

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kentucky – 1.5%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A/A1)(e)
	(3 Mo. LIBOR + 0.53%),
$6,440,000	1.452%	11/01/2027	$ 6,290,785
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,252,620
400,000	4.000	06/01/2045	414,608
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
3,175,000	4.000	10/01/2034	3,332,639
4,600,000	4.000	10/01/2036	4,807,414
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(a)
3,750,000	6.125	02/01/2018	3,763,538
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,674,150

			23,535,754

Louisiana – 2.1%
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(a)
1,230,000	5.250	08/01/2019	1,299,852
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa3)
9,515,000	3.500	11/01/2032	9,582,366
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Southeastern Louisiana Student Series 2004 B (NATL-RE) (NR/A3)(c)
2,925,000	2.450	08/01/2034	2,632,500
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	929,016
670,000	5.000	10/01/2023	772,644
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/2028	2,156,514
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,654,835
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
3,695,000	4.000	05/15/2042	3,853,368
3,000,000	5.000	05/15/2046	3,389,880
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/2034	4,265,662
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
1,000,000	5.000	01/01/2048	1,147,300
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)(a)
1,350,000	6.000	01/01/2019	1,410,844
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (A-/A3)
500,000	5.000	04/01/2030	544,875

			33,639,656

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maine – 0.1%
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
$1,565,000	5.000%	07/01/2026	$ 1,878,203

Maryland – 1.0%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	445,430
650,000	4.500	09/01/2033	684,326
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,006,365
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
120,000	5.600	07/01/2020	120,343
555,000	5.700	07/01/2029	556,626
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2017 A (AAA/Aaa)
10,000,000	5.000	08/01/2024	11,976,500

			15,789,590

Massachusetts – 0.7%
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA/Aa2)(d)
2,000,000	0.000	07/01/2021	1,859,680
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(a)
5,000,000	5.250	02/01/2021	5,536,350
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
725,000	6.350	01/01/2030	729,778
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (BBB/Baa2)(a)
2,575,000	5.750	07/01/2018	2,628,843
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (NR/NR)(a)
315,000	5.750	07/01/2018	321,587

			11,076,238

Michigan – 1.9%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
2,700,000	5.000	05/01/2023	3,108,834
City of Detroit Financial Recovery Series 2014 B-1 (NR/NR)(c)
1,025,000	4.000	04/01/2034	832,484
City of Detroit Financial Recovery Series 2014 C (NR/NR)
2,150,000	5.000	12/10/2026	2,116,718
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
1,000,000	3.875	10/01/2023	1,034,060
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A-/A3)
1,000,000	5.000	07/01/2034	1,119,730
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Baa1)
1,945,000	5.000	07/01/2033	2,208,548
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/2035	452,684

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE FGIC) (BBB+/A3)
$650,000	5.000%	07/01/2036	$ 720,252
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A-/A3)
1,000,000	5.000	07/01/2044	1,098,060
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/2032	369,876
250,000	5.000	07/01/2033	283,723
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
1,000,000	5.000	07/01/2029	1,152,910
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
1,115,000	1.450	09/01/2021	1,103,571
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
9,500,000	0.000	06/01/2052	556,130
Roseville Community School District GO Refunding Bonds (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/2020	1,072,840
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA-/NR)
1,145,000	5.000	05/01/2025	1,357,432
1,215,000	5.000	05/01/2026	1,459,239
3,705,000	5.000	05/01/2027	4,357,747
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA-/NR)
1,860,000	5.000	05/01/2022	2,069,752
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A/A2)
400,000	5.000	12/01/2033	472,656
1,065,000	5.000	12/01/2034	1,254,421
650,000	5.000	12/01/2035	763,769
800,000	5.000	12/01/2036	938,528
880,000	5.000	12/01/2037	1,029,908

			30,933,872

Minnesota – 0.2%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A+/A2)(a)
1,500,000	6.750	11/15/2018	1,567,785
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	556,275
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AA+/Aa1)
1,680,000	3.000	10/01/2029	1,741,874

			3,865,934

Mississippi – 0.1%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (AA/Aa2)(a)
1,095,000	5.375	10/01/2019	1,165,606

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
$1,000,000	4.000%	11/01/2035	$ 1,088,930

			2,254,536

Missouri – 0.4%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
250,000	3.000	11/01/2018	252,327
400,000	3.000	11/01/2019	404,688
400,000	3.000	11/01/2020	404,328
350,000	3.000	11/01/2021	351,883
350,000	4.000	11/01/2022	364,970
Kirkwood Industrial Development Authority Retirement Community RB Refunding for Aberdeen Heights Series 2017 A (BB/NR)
1,230,000	5.000	05/15/2018	1,244,059
Missouri Health and Educational Facilities Authority RB Series 2003 B (AA+/Aa1)(b)(c)
2,000,000	1.720	01/02/2018	2,000,000
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,405,000	4.375	11/15/2035	1,443,932

			6,466,187

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	703,990

Nevada – 0.3%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
50,000	2.000	06/01/2018	50,069
50,000	3.000	06/01/2019	50,719
100,000	3.000	06/01/2020	101,844
135,000	3.000	06/01/2021	137,414
245,000	3.000	06/01/2022	248,749
Clark County School District Limited Tax GO Refunding Bonds Series 2015 B (AA-/A1)
1,000,000	5.000	06/15/2018	1,015,900
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,356,099
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(b)(c)
1,800,000	3.000	06/01/2022	1,857,906

			4,818,700

New Hampshire – 0.5%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A1)(c)
6,075,000	2.048	05/01/2021	5,970,753
New Hampshire Health & Education Facilities Authority RB Refunding for Dartmouth College Issue Series 2017 (AA+/Aa1)
2,170,000	5.000	06/01/2028	2,760,370

			8,731,123

New Jersey – 6.0%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	342,570
250,000	5.000	03/01/2026	293,455

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
$500,000	5.000%	07/01/2032	$ 556,220
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A3)(a)
1,000,000	6.000	12/15/2018	1,042,960
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 AA (BBB+/Baa1)
1,315,000	5.500	12/15/2029	1,379,672
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(a)
360,000	5.000	09/01/2019	379,674
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,663,600
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,696,388
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,491,100
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Bonds Series 2009 AA (NR/Baa1)(a)
2,685,000	5.500	06/15/2019	2,833,668
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc.-2017 Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	773,225
1,545,000	5.000	06/01/2032	1,855,143
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,185,050
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (NR/Baa3)(a)
2,500,000	6.625	07/01/2018	2,563,000
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA/Aaa)
1,645,000	6.125	06/01/2030	1,669,510
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(b)
	(1 Mo. LIBOR + 0.46%),
5,000,000	1.413	01/01/2021	4,993,600
New Jersey State Turnpike Authority RB Series 2009 G (A+/A2)
1,900,000	5.000	01/01/2018	1,900,000
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(d)
19,675,000	0.000	12/15/2035	9,495,745
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(d)
5,900,000	0.000	12/15/2038	2,365,723
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(d)
5,485,000	0.000	12/15/2026	3,899,012
7,000,000	0.000	12/15/2028	4,507,720
1,475,000	0.000	12/15/2037	620,223
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-2 (A+/Baa1)
10,000,000	5.000	06/15/2029	10,143,100

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
$755,000	5.000%	06/15/2046	$ 818,896
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/A3)(d)
4,675,000	0.000	12/15/2027	3,258,756
5,000,000	0.000	12/15/2031	2,917,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,305,000	5.250	12/15/2022	1,458,846
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/Baa1)
1,000,000	5.000	06/15/2042	1,058,340
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,535,000	5.000	06/15/2020	2,684,058
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(d)
12,000,000	0.000	12/15/2037	5,045,880
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
6,515,000	5.500	06/15/2041	7,002,843
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
6,000,000	5.000	06/15/2031	6,082,020
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,548,969

			95,526,166

New Mexico – 0.3%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(b)(c)
1,200,000	5.200	06/01/2020	1,294,644
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/2040	2,712,925
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)(a)
1,000,000	5.250	06/01/2018	1,015,590

			5,023,159

New York – 6.7%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,075,000	5.000	07/15/2042	1,216,739
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
200,000	5.875	04/01/2042	209,514
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	374,696
335,000	5.000	07/01/2026	386,225
425,000	5.000	07/01/2027	488,435
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)(a)
9,000,000	5.750	05/01/2018	9,126,090
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 (AAA/Aaa)(e)(f)
	(1 Mo. LIBOR + 0.50%),
7,368,579	2.052	01/25/2033	7,450,001

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (AA-/A1)(b)
	(1 Mo. LIBOR + 0.70%),
$5,000,000	1.612%	02/01/2020	$ 4,998,900
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (AA-/A1)(b)(c)
3,250,000	5.000	02/15/2020	3,464,987
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (AA-/A1)(b)
	(1 Mo. LIBOR + 0.55%),
7,635,000	1.462	11/01/2022	7,593,542
Metropolitan Transportation Authority RB Series 2011 B (AA-/A1)(b)
	(1 Mo. LIBOR + 0.55%),
7,510,000	1.462	11/01/2022	7,469,221
New York City GO Bonds Fiscal 2006 Series H Subseries H1 (AA/Aa2)(b)(c)
2,000,000	1.780	01/02/2018	2,000,000
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries DD-2 (AA+/Aa1)(b)(c)
1,500,000	1.780	01/02/2018	1,500,000
New York City Transitional Finance Authority RB for New York City Recovery Project 2002 Subseries 1-C (AAA/Aa1)(b)(c)
1,500,000	1.780	01/02/2018	1,500,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-3 (AAA/Aa1)(b)(c)
1,500,000	1.780	01/02/2018	1,500,000
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
1,000,000	3.500	02/15/2048	1,031,890
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(f)
2,825,000	5.000	11/15/2044	3,072,555
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AAA/Aa1)
1,400,000	5.000	02/15/2027	1,718,458
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
6,190,000	5.000	02/15/2027	7,598,039
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1985 B (AMBAC) (A/Aa3)(c)
1,190,000	0.744	12/01/2025	1,190,000
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1986 A (AMT) (AMBAC) (NR/Aa3)(c)
2,890,000	0.691	12/01/2026	2,890,000
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1987 A (AMBAC) (A/Aa3)(c)
550,000	3.040	03/01/2027	550,000
New York State Energy Research & Development Authority RB for Brooklyn Union Gas Project Series 2000 A-2 (NATL-RE) (A-/A2)(c)
5,800,000	2.450	12/01/2020	5,717,930
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
5,400,000	2.450	07/01/2034	5,172,336
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
1,000,000	5.000	05/01/2019	1,042,990
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AAA/Aa1)
5,000,000	5.000	03/15/2031	5,832,350

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
$3,975,000	4.000%	07/01/2035	$ 4,203,165
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (BB-/NR)
2,200,000	5.000	08/01/2020	2,342,670
2,405,000	5.000	08/01/2021	2,613,802
2,250,000	5.000	08/01/2031	2,404,688
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/2041	769,909
700,000	5.000	07/01/2046	768,614
1,750,000	5.250	01/01/2050	1,941,537
Suffolk County New York GO Bonds for Public Improvement Series 2016 A (AGM) (AA/NR)
4,080,000	2.000	06/15/2019	4,090,445
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
1,000,000	5.000	11/01/2023	1,141,750
1,000,000	5.000	11/01/2024	1,160,080

			106,531,558

North Carolina – 0.2%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/2038	2,160,520
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ETM) (ASSURED GTY) (AA/A3)(a)
190,000	6.000	01/01/2019	194,072
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Pennybyrn at Maryfield Series 2015 (NR/NR)
885,000	5.000	10/01/2018	904,027
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	635,618

			3,894,237

Ohio – 3.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(d)
33,300,000	0.000	06/01/2047	2,178,153
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,000,000	6.500	06/01/2047	1,000,010
2,400,000	5.875	06/01/2047	2,312,520
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
23,685,000	5.125	06/01/2024	22,560,199
1,650,000	5.875	06/01/2030	1,588,075
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
1,700,000	6.250	06/01/2037	1,705,066
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/2020	294,583
285,000	5.000	11/01/2021	309,325
400,000	5.000	11/01/2022	438,328
420,000	5.000	11/01/2023	463,407

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – (continued)
City of Columbus Various Purpose Unlimited Tax Bonds Series 2017 A (AAA/Aaa)
$11,470,000	4.000%	04/01/2033	$ 12,731,815
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,225,446

			48,806,927

Oklahoma – 0.3%
Oklahoma Turnpike Authority RB Refunding Second Senior RMKT 03/27/08 Series 2006 F (AA-/Aa3)(b)(c)
2,100,000	1.760	01/02/2018	2,100,000
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,523,466
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(b)(c)
1,500,000	5.000	06/01/2025	1,641,615

			5,265,081

Oregon – 1.2%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)(a)
1,500,000	8.250	01/01/2019	1,597,710
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,396,329
1,540,000	3.750	03/01/2032	1,539,939
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,140,000	5.000	11/15/2025	3,770,512
Portland Oregon Community College District GO Refunding Bonds Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/2026	2,322,900
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/2029	8,007,304

			18,634,694

Pennsylvania – 2.7%
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba1)(f)
2,420,000	5.000	05/01/2027	2,768,795
1,600,000	5.000	05/01/2032	1,777,408
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,165,580
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
855,000	3.000	07/01/2019	866,893
1,155,000	5.000	07/01/2020	1,232,501
900,000	5.000	07/01/2022	992,268
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,647,275
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
750,000	5.000	06/30/2042	846,120
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)(c)
1,000,000	1.500	05/01/2018	1,000,250

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(e)
	(3 Mo. LIBOR + 0.60%),
$1,685,000	1.495%	07/01/2027	$ 1,619,268
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
4,000,000	5.000	09/15/2019	4,220,840
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,779,800
Pennsylvania Turnpike Commission RB Series 2013 C (A/A1)
1,720,000	5.500	12/01/2029	2,005,984
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,194,785
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
5,000,000	5.250	06/01/2047	5,805,050
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
2,500,000	5.000	07/01/2028	2,879,200
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
	(1 Mo. LIBOR + 0.64%),
2,500,000	1.737	12/01/2020	2,500,000
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
300,000	5.000	11/15/2021	310,851
450,000	5.000	11/15/2028	460,809
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,249,072

			43,322,749

Puerto Rico – 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Ca)
3,275,000	6.125	07/01/2024	2,091,906
2,000,000	6.000	07/01/2038	1,272,500
2,500,000	6.000	07/01/2044	1,590,625
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Ca)
1,060,000	5.750	07/01/2037	653,225
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Ca)(i)
5,175,000	8.000	07/01/2035	1,229,062
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2009 B (D/Ca)(i)
3,000,000	6.500	07/01/2037	675,000
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Ca)(i)
3,955,000	5.000	07/01/2041	889,875
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/A3)
2,000,000	6.000	07/01/2027	1,987,980
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (D/C)
685,000	5.250	07/01/2038	638,612
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
2,050,000	5.250	07/01/2033	2,251,494
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998 A (AMBAC) (D/C)(d)
265,000	0.000	07/01/2018	259,647

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(e)
	(3 Mo. LIBOR + 0.52%),
$10,075,000	1.414%	07/01/2029	$ 8,374,844
Puerto Rico Electric Power Authority RB Series 2013 A (D/Ca)(i)
3,000,000	6.750	07/01/2036	986,250
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)(i)
590,915	10.000	01/01/2021	191,309
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)(i)
590,915	10.000	07/01/2021	191,309
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)(i)
196,972	10.000	01/01/2022	63,770
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)(i)
196,972	10.000	07/01/2022	63,770
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (D/C)
375,000	5.250	07/01/2030	359,092
600,000	5.250	07/01/2031	569,946
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Ca)(c)
3,240,000	10.000	07/01/2035	3,399,538
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (D/Ca)(i)
975,000	5.500	08/01/2042	95,063
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (D/Ca)(i)
13,000,000	6.750	08/01/2032	1,267,500
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(d)(i)
7,000,000	0.000	08/01/2035	217,070
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (D/Ca)(d)(i)
6,500,000	0.000	08/01/2034	203,320
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (D/Ca)(d)(i)
1,400,000	0.000	08/01/2037	39,018
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(i)
5,805,000	5.000	08/01/2024	565,987
3,950,000	6.500	08/01/2044	385,125

			30,512,837

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	577,275

South Carolina – 0.3%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,560,826
1,570,000	4.000	05/01/2026	1,753,486
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
1,590,000	4.000	03/01/2032	1,763,532

			5,077,844

South Dakota – 0.2%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	730,863
540,000	5.000	01/01/2025	635,613
365,000	5.000	01/01/2026	434,828

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
South Dakota – (continued)
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)(a)
$300,000	5.250%	07/01/2018	$ 305,610
500,000	5.500	07/01/2018	509,965

			2,616,879

Tennessee – 0.4%
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(f)
1,250,000	5.000	12/01/2035	1,245,550
2,250,000	5.125	12/01/2042	2,229,570
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)(c)
985,000	4.850	06/01/2025	987,295
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	457,016
700,000	5.000	07/01/2046	794,185

			5,713,616

Texas – 7.5%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
250,000	5.000	01/01/2040	283,785
435,000	5.000	01/01/2046	491,811
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	243,397
575,000	4.800	09/01/2037	560,671
650,000	5.250	09/01/2046	631,202
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	423,304
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
200,000	3.250	09/01/2022	199,736
570,000	4.500	09/01/2027	587,881
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)
425,000	4.000	09/01/2024	456,051
440,000	4.000	09/01/2025	471,772
460,000	4.000	09/01/2026	490,498
480,000	4.000	09/01/2027	507,994
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,524,026
City of Round Rock Utility Revenue System RB Refunding Series 2017 (AAA/NR)
1,000,000	5.000	08/01/2024	1,186,060
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/2030	2,885,250
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000	09/01/2027	409,998
225,000	5.000	09/01/2032	226,701
330,000	5.125	09/01/2037	329,370

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(g)
$2,500,000	0.000%	10/01/2046	$ 2,415,100
3,450,000	0.000	10/01/2047	3,336,288
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(e)
	(MUNIPSA + 0.95%),
6,770,000	2.660	06/01/2023	6,780,426
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	95,799
100,000	3.500	09/01/2025	103,327
100,000	3.500	09/01/2026	102,327
105,000	3.500	09/01/2027	106,201
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB-/NR)
2,500,000	5.000	07/15/2020	2,656,900
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/2034	10,187,800
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A+/A1)(c)
3,650,000	3.128	07/01/2032	3,516,885
Houston Airport System RB Tranche II Series 2000 P-2 (AMT) (AGM) (AA/A1)(c)
950,000	2.961	07/01/2030	883,500
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,699,171
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,550,000	5.000	12/01/2018	1,575,513
1,545,000	5.000	12/01/2019	1,595,243
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
455,000	3.000	09/01/2023	467,899
280,000	3.000	09/01/2024	287,843
505,000	3.000	09/01/2025	514,357
530,000	4.000	09/01/2026	579,025
560,000	4.000	09/01/2027	607,757
490,000	4.000	09/01/2028	529,058
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds RMKT 08/15/16 Series 2014 A (PSF-GTD) (AAA/Aaa)(b)(c)
1,500,000	1.050	08/15/2018	1,493,310
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxonmobil Project Series 2012 (AA+/Aaa)(b)(c)
2,000,000	1.700	01/02/2018	2,000,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
1,300,000	6.300	11/01/2029	1,407,952
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BBB-/Baa3)
765,000	5.000	04/01/2027	881,020
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000	5.000	04/01/2039	1,048,120

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Ba2)
$645,000	4.000%	04/01/2022	$ 689,350
320,000	4.000	04/01/2023	341,658
275,000	4.000	04/01/2024	294,261
365,000	4.000	04/01/2025	386,637
375,000	4.000	04/01/2026	395,456
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/2030	281,425
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(a)(g)
1,000,000	0.000	09/01/2031	1,105,960
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
205,000	6.250	01/01/2039	213,661
North Texas Tollway Authority RB First Tier Series 2009 A (A/NR)
470,000	6.250	01/01/2024	492,001
North Texas Tollway Authority RB First Tier Series 2009 A (NR/NR)(a)
2,925,000	6.250	01/01/2019	3,061,042
North Texas Tollway Authority RB First Tier Series 2016 A (A/A1)
615,000	5.750	01/01/2040	615,000
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A-/A2)
2,000,000	5.000	01/01/2032	2,372,180
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)(a)
1,000,000	5.500	09/01/2021	1,126,330
1,000,000	6.000	09/01/2021	1,143,930
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (NR/A1)(a)
1,890,000	5.750	01/01/2018	1,890,000
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (NR/NR)(a)
2,495,000	5.750	01/01/2018	2,495,000
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
1,500,000	5.000	01/01/2022	1,679,280
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A/A1)
6,000,000	6.500	01/01/2043	7,535,700
Port of Houston Authority Harris County Unlimited Tax GO Refunding Bonds Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/2033	3,103,170
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/2034	2,789,432
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,000,000	4.000	05/15/2018	2,013,300
2,375,000	4.000	05/15/2019	2,423,806
2,475,000	5.000	05/15/2020	2,608,081
2,100,000	5.000	05/15/2021	2,243,892
2,730,000	5.000	05/15/2022	2,952,986
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A3)
4,950,000	6.250	12/15/2026	5,946,336
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
8,505,000	6.875	12/31/2039	9,306,426

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
$1,380,000	5.000%	08/15/2042	$ 1,540,094
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
425,000	4.500	09/01/2027	423,330

			120,250,052

Utah – 0.4%
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/2047	3,073,205
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AAA/Aa2)
3,065,000	4.000	06/15/2034	3,306,461

			6,379,666

Vermont – 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	824,253
585,000	5.000	05/01/2026	650,122

			1,474,375

Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa1)
1,000,000	5.000	10/01/2020	725,000
1,410,000	5.000	10/01/2029	881,250
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa1)
700,000	5.000	10/01/2032	437,500
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
1,450,000	5.000	10/01/2039	634,375
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)(f)
5,000,000	5.000	10/01/2034	5,338,150

			8,016,275

Virginia – 1.6%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
2,500,000	2.125	04/01/2020	2,524,375
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB/NR)
1,250,000	4.000	10/01/2042	1,288,112
Newport News Economic Development Authority Residential Care Facilities RB Refunding For Lifespire of Virginia Series 2016 (NR/NR)
450,000	2.000	12/01/2018	450,360
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(d)
94,865,000	0.000	06/01/2047	7,838,695
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
2,750,000	5.000	07/01/2025	3,275,140
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	2,919,193

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
$950,000	5.000%	07/01/2034	$ 1,028,090
3,325,000	5.000	01/01/2040	3,576,171
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB/NR)
750,000	5.500	01/01/2042	835,297
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/2038	1,058,280

			24,793,713

Washington – 1.5%
Seattle City RB Refunding for Municipal Light & Power Improvement Series 2017 C (AA/Aa2)
8,465,000	4.000	09/01/2037	9,214,576
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,835,800
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/2019	267,315
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/2019	267,315
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aa1)(d)
6,855,000	0.000	06/01/2028	5,227,760
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aa1)
2,475,000	5.000	01/01/2023	2,637,508
2,595,000	5.000	01/01/2024	2,763,286

			23,213,560

West Virginia – 0.1%
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)(a)
1,000,000	5.500	06/01/2019	1,053,900

Wisconsin – 0.7%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
1,000,000	4.300	11/01/2030	1,036,090
Public Finance Authority Pass-Through RB for Natgasoline LLC Series 2016 (NR/NR)(f)
4,410,000	10.000	06/30/2021	4,414,807
Public Finance Authority RB for Denver International Airport Great Hall Project Series 2017 (AMT) (BBB/NR)
1,000,000	5.000	09/30/2037	1,149,580
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB/NR)
2,000,000	5.250	07/01/2028	2,195,840
Public Finance Authority Senior Living RB Refunding for Mary’s Woods at Marylhurst Project Series 2017 B-3 (BB/NR)(f)
1,900,000	3.000	11/15/2022	1,906,118
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/2036	100,187

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
$375,000	4.000%	05/01/2018	$ 377,167
285,000	4.000	05/01/2019	291,105
410,000	5.000	05/01/2020	434,174

			11,905,068

TOTAL INVESTMENTS – 96.5% (Cost $1,521,305,555)			$1,541,830,552

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			56,206,020

NET ASSETS – 100.0%			$1,598,036,572

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2017.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $70,104,075, which represents approximately 4.4% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

(i)	Security is currently in default.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCSDE	— South Carolina State Department of Education
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(49)	03/20/18	$(8,215,156)	$(35,203)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds, Series 2003, 5.000%, 11/01/2023	1.000%	0.452%	Bank of America, NA	03/20/23	USD 1,000	$26,835	$(25,882)	$52,717
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.452	JPMorgan Chase Bank NA	03/20/23	1,000	26,835	(25,883)	52,718

TOTAL						$53,670	(51,765)	105,435

(a)	Payments received quarterly

(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	03/21/28	USD	25,100	(b)	$377,276	$441,138	$(63,862)
2.250	3 Month LIBOR	12/21/41		19,600		1,050,476	(1,241,425)	2,291,901
2.500	3 Month LIBOR	03/21/48		113,080	(b)	1,064,731	2,662,476	(1,597,745)

TOTAL						$2,492,483	$1,862,189	$630,294

(a)	Payments made semi-annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 97.9%
Alabama – 2.8%
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
$850,000	5.000%	10/01/2024	$ 977,687
850,000	5.000	10/01/2025	975,503
4,125,000	5.000	10/01/2030	4,684,721
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/2038	5,053,847
6,000,000	0.000	10/01/2042	5,255,700
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
8,300,000	6.000	10/01/2042	9,706,020
19,850,000	7.000	10/01/2051	24,414,309
78,270,000	6.500	10/01/2053	93,548,304

			144,616,091

Alaska – 0.5%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
26,365,000	5.000	06/01/2046	25,509,720
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
4,280,000	0.000	06/01/2046	383,873

			25,893,593

Arizona – 2.0%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,920,525
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
54,030,000	(3 Mo. LIBOR + 0.81%), 1.705	01/01/2037	48,634,564
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,338,688
1,325,000	6.250	12/01/2046	1,416,054
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/2040	9,333,896
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/2038	5,427,550
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
16,075,000	4.000	01/01/2041	17,026,318
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,866,864
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,597,536
University Medical Center Corp. RB Series 2009 (NR/WR)(d)
500,000	6.250	07/01/2019	533,585
1,360,000	6.500	07/01/2019	1,456,342
University Medical Center Corp. RB Series 2011 (NR/WR)(d)
3,500,000	6.000	07/01/2021	3,990,595

			103,542,517

California – 14.2%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (A+/Aa3)(b)
1,600,000	0.000	08/01/2026	1,291,808

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Alameda Corridor Transportation Authority RB Refunding Second Subordinate Lien Series 2016 B (BBB+/Baa2)
$5,825,000	5.000%	10/01/2036	$ 6,724,671
4,850,000	5.000	10/01/2037	5,586,958
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (AA-/Aa3)
3,000,000	5.000	08/01/2040	3,458,820
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series B (AGM) (AA/Aa2)(b)
4,995,000	0.000	08/01/2037	2,601,496
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,210,000	0.000	08/01/2036	604,347
Atascadero Unified School District GO Bonds for 2014 Election Series 2014 B (NATL-RE) (NR/Aa3)
3,000,000	4.000	08/01/2042	3,222,210
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	545,115
1,000,000	5.000	05/01/2043	1,169,620
1,970,000	3.500	05/01/2045	2,014,069
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/2025	880,524
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(b)
130,120,000	0.000	06/01/2055	9,661,410
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A+/A1)
1,500,000	5.000	02/01/2042	1,748,775
4,000,000	5.000	02/01/2047	4,646,080
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (A-/Baa1)(d)
19,500,000	5.500	02/01/2019	20,349,810
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
1,800,000	5.000	02/01/2042	2,056,518
17,675,000	5.000	02/01/2047	20,196,692
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
11,500,000	5.000	08/01/2046	13,590,240
California State Veterans GO Refunding Bonds Series 2015 CM (AMT) (AA/Aa2)
3,360,000	4.000	12/01/2032	3,360,000
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
2,000,000	5.000	09/01/2030	2,274,820
2,125,000	5.000	09/01/2037	2,390,646
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,120,475
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/WR)(d)
5,340,000	6.625	08/01/2019	5,759,831
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(e)
2,000,000	3.000	11/01/2022	2,003,900
935,000	5.000	11/01/2032	1,046,611
1,875,000	5.000	11/01/2041	2,059,612
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CAL MTG INS) (AA-/NR)
2,850,000	5.000	08/15/2038	3,322,587

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
$1,200,000	5.000%	04/01/2047	$ 1,381,992
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB/NR)
6,235,000	5.500	12/01/2054	6,974,159
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,381,687
3,850,000	5.000	05/15/2047	4,477,974
3,075,000	5.000	05/15/2050	3,568,384
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(b)
35,000,000	0.000	06/01/2046	4,614,750
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/A3)(b)
7,000,000	0.000	09/01/2033	4,021,850
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/2026	878,505
2,830,000	7.000	12/01/2036	3,373,841
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,368,520
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/2031	672,579
5,000,000	8.000	06/01/2044	5,020,300
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/2030	662,010
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(e)
280,000	5.000	09/01/2032	305,262
700,000	5.000	09/01/2037	753,858
1,745,000	5.000	09/01/2047	1,872,036
Coachella Valley Unified School District GO Bonds Capital Appreciation Series 2012 D (AGM) (AA/WR)(b)
2,500,000	0.000	08/01/2043	986,200
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (A+/NR)
175,000	5.000	09/01/2020	175,465
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (BBB/A3)(b)
1,305,000	0.000	08/01/2027	962,842
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
640,000	5.000	09/01/2027	727,917
1,115,000	5.000	09/01/2037	1,272,650
2,500,000	5.000	09/01/2047	2,794,175
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/A3)(b)
5,400,000	0.000	08/01/2032	3,322,296
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/2029	3,023,937

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
$3,360,000	0.000%	10/01/2032	$ 2,122,445
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/2035	6,426,480
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (BBB-/Baa3)
4,855,000	3.950	01/15/2053	4,877,964
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Baa3)
13,535,000	6.000	01/15/2053	15,907,415
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Baa3)(f)(g)
4,425,000	5.500	01/15/2023	5,031,225
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/2027	201,094
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(b)
127,260,000	0.000	06/01/2047	17,046,477
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(b)
307,000,000	0.000	06/01/2047	37,478,560
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
7,975,000	5.000	06/01/2040	9,193,580
28,010,000	5.000	06/01/2045	32,128,030
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B/B3)
27,780,000	5.300	06/01/2037	28,100,303
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
101,195,000	0.000	06/01/2036	30,479,934
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(b)
71,235,000	0.000	06/01/2047	10,109,671
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(b)
260,660,000	0.000	06/01/2057	14,537,008
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,875,810
1,925,000	5.000	03/01/2057	2,204,029
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,234,330
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,589
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/2050	14,311,001

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
$1,625,000	6.750%	09/01/2026	$1,901,152
1,500,000	7.000	09/01/2031	1,770,435
875,000	7.250	09/01/2038	1,040,454
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,750,000	0.000	08/01/2035	2,116,762
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
8,250,000	6.500	11/01/2039	12,086,168
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	2,929,980
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
10,000,000	6.125	11/01/2029	12,838,100
13,500,000	6.500	11/01/2039	19,777,365
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(a)
7,000,000	0.000	08/01/2030	6,721,820
Natomas Unified School District GO Bonds Election of 2014 Series 2013 (BAM) (AA/A1)
14,535,000	4.000	08/01/2042	15,513,351
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
860,000	0.000	08/01/2025	717,773
1,105,000	0.000	08/01/2026	892,155
5,550,000	0.000	08/01/2030	3,835,216
7,830,000	0.000	08/01/2032	4,986,066
7,000,000	0.000	08/01/2034	4,075,260
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
3,000,000	5.250	08/15/2045	3,412,680
Palomar Pomerado Health COPS Series 2009 (NR/WR)(d)
16,000,000	6.750	11/01/2019	17,496,320
Palomar Pomerado Health COPS Series 2010 (BBB-/Ba1)
6,500,000	6.000	11/01/2041	7,019,090
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/2038	13,515,115
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(b)
1,805,000	0.000	08/01/2025	1,515,532
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2029	533,545
500,000	4.000	09/01/2030	530,420
650,000	4.000	09/01/2031	686,523
900,000	3.000	09/01/2032	864,729
820,000	3.000	09/01/2033	768,980
750,000	3.000	09/01/2034	697,538
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(b)
6,170,000	0.000	08/01/2036	3,006,518
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,223,251
880,000	5.250	09/01/2034	937,059
6,815,000	5.500	09/01/2045	7,346,570
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	24,205,275
Riverside County Public Financing Authority Tax Allocation RB Refunding Series 2017 A (BAM) (AA/NR)
4,245,000	4.000	10/01/2040	4,575,176

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
$2,220,000	0.000%	10/01/2033	$1,275,679
2,220,000	0.000	10/01/2035	1,176,622
1,840,000	0.000	10/01/2037	897,368
5,100,000	0.000	10/01/2038	2,393,583
8,425,000	0.000	10/01/2039	3,804,393
13,395,000	0.000	10/01/2040	5,818,386
7,275,000	0.000	10/01/2041	3,039,204
6,360,000	0.000	10/01/2042	2,554,812
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,426,733
1,950,000	6.750	10/01/2030	2,291,738
Riverside County Redevelopment Successor Agency Tax Allocation Refunding for Mid-County Redevelopment Project Area Series 2017 C (BAM) (AA/NR)
3,355,000	4.000	10/01/2040	3,583,845
Riverside County Redevelopment Successor Agency Tax Allocation Refunding Series 2017 A (BAM) (AA/NR)
8,585,000	4.000	10/01/2039	9,177,966
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
2,000,000	5.750	06/01/2048	2,247,260
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	900,415
1,865,000	5.000	09/01/2033	2,127,032
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
2,625,000	(3 Mo. LIBOR + 0.53%), 1.522	12/01/2035	2,517,559
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
330,000	(3 Mo. LIBOR + 0.55%), 1.542	06/01/2034	310,137
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A2)(b)
1,420,000	0.000	08/01/2025	1,167,552
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000	0.000	07/01/2030	6,952,900
3,000,000	0.000	07/01/2031	2,007,300
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(d)
500,000	6.750	02/01/2021	577,350
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)(d)
750,000	6.250	08/01/2019	804,600
555,000	6.375	08/01/2019	596,481
305,000	6.500	08/01/2019	328,387
1,000,000	6.625	08/01/2019	1,078,620
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(d)
435,000	6.625	02/01/2021	500,668
2,500,000	7.000	02/01/2021	2,905,450

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB/NR)
$3,000,000	5.000%	01/15/2029	$ 3,497,790
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
1,580,000	0.000	08/01/2024	1,371,772
1,595,000	0.000	08/01/2025	1,339,210
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,159,160
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,214,060
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2032	2,202,240
2,000,000	5.000	07/01/2042	2,190,900
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(d)
3,000,000	7.000	02/01/2021	3,481,620
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Bonds Series 2007 C (NR/NR)(b)
88,700,000	0.000	06/01/2056	5,322,887
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000	6.250	10/01/2040	2,408,420
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,250,040
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (BBB+/NR)(d)
1,000,000	6.750	08/01/2021	1,173,790
2,100,000	7.000	08/01/2021	2,483,103
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
2,235,000	5.000	06/01/2037	2,240,118
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	840,510
1,000,000	5.000	09/01/2045	1,116,360
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(d)
1,500,000	6.875	12/01/2021	1,793,760
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
12,000,000	(3 Mo. LIBOR + 0.74%), 1.689	05/15/2043	10,533,240
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,197,340
5,000,000	7.500	09/01/2042	6,007,200
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000	08/01/2034	4,914,928
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/2042	14,161,814

			742,660,459

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – 4.5%
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
$750,000	5.000%	12/01/2037	$ 754,350
1,065,000	5.125	12/01/2047	1,070,794
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,436,702
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	669,095
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,780,730
4,000,000	6.125	12/01/2047	4,071,160
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,012,940
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(e)
6,500,000	5.000	12/01/2047	6,722,820
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	506,590
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
790,000	4.375	12/01/2032	806,132
1,000,000	5.000	12/01/2047	1,021,580
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000	7.500	12/01/2047	7,417,639
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB+/NR)
3,500,000	4.500	12/01/2033	3,542,700
3,500,000	5.000	12/01/2033	3,757,775
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB+/NR)
3,000,000	5.750	12/01/2036	3,475,440
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB/Baa2)
3,000,000	5.625	06/01/2043	3,409,800
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB/NR)
4,410,000	5.000	06/01/2047	4,928,881
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,061,027
965,000	5.000	12/31/2051	1,057,881
1,925,000	5.000	12/31/2056	2,106,528
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB+/Baa3)
12,860,000	6.000	01/15/2041	14,067,554
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding (NR/NR)
500,000	5.250	12/01/2030	529,220
2,000,000	5.750	12/01/2045	2,113,900
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	499,980
700,000	5.125	12/01/2047	699,965
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	505,934

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
$1,000,000	5.125%	12/01/2037	$ 1,045,240
2,100,000	5.250	12/01/2047	2,190,993
Cross Creek Metropolitan District No. 2 GO Refunding Bonds Limited Tax Series 2006 (NR/NR)(g)
4,500,000	6.125	12/01/2037	4,481,775
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB-/NR)
5,750,000	5.000	10/01/2032	6,285,727
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(e)
2,655,000	5.000	12/01/2026	3,078,712
5,285,000	5.000	12/01/2027	6,160,619
5,555,000	5.000	12/01/2028	6,490,906
7,200,000	5.000	12/01/2034	8,214,264
4,800,000	4.000	12/01/2035	4,831,152
4,800,000	4.000	12/01/2036	4,811,568
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(c)
16,520,000	(3 Mo. LIBOR + 1.10%), 2.092	12/01/2033	14,805,885
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,492,847
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,269,000	8.000	08/01/2047	1,275,370
Dominion Water & Sanitation District Tap Fee RB Series 2016 (NR/NR)
8,000,000	5.750	12/01/2036	8,395,120
10,345,000	6.000	12/01/2046	10,825,215
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A-/A3)(b)
3,000,000	0.000	09/01/2039	1,130,850
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A-/A3)(b)
15,000,000	0.000	09/01/2028	10,931,400
4,100,000	0.000	09/01/2034	2,341,756
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A-/A3)(b)
1,715,000	0.000	09/01/2028	1,027,697
E-470 Public Highway Authority RB Series 2010 A (A-/A3)(b)
20,000,000	0.000	09/01/2040	8,372,000
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
475,000	5.000	12/01/2035	554,140
2,400,000	4.000	12/01/2047	2,489,520
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,274,800
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,318,788
5,380,000	5.750	12/01/2047	5,461,615
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,135,000	4.375	12/01/2031	2,114,077
1,825,000	5.000	12/01/2046	1,853,689
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(e)
1,000,000	5.000	12/01/2040	1,041,440

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(e)
$3,000,000	5.000%	12/15/2041	$ 3,098,190
Public Authority for Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A3)
4,000,000	6.500	11/15/2038	5,758,640
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/2031	747,667
1,500,000	5.500	12/01/2046	1,547,715
Southglenn Metropolitan District Special RB Refunding Series 2016 (NR/NR)
2,570,000	5.000	12/01/2030	2,684,288
810,000	5.000	12/01/2036	828,962
2,100,000	5.000	12/01/2046	2,133,012
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,577,948
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa2)
650,000	5.000	12/01/2039	731,620
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
2,000,000	5.000	12/01/2038	2,020,860
3,500,000	5.000	12/01/2047	3,514,000
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(d)
1,725,000	9.500	12/01/2021	2,248,124
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	881,690
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,490,000	7.375	12/15/2047	1,498,046
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,019,590
2,500,000	5.000	12/01/2047	2,532,475
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,647,480

			233,794,589

Connecticut – 0.4%
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(e)
20,265,000	7.000	02/01/2045	21,502,584
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	569,045

			22,071,629

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
5,137,000	5.450	07/01/2035	5,137,103
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/2031	3,238,470
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/2045	2,144,156

			10,519,729

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
District of Columbia – 1.5%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
$25,000,000	6.500%	10/01/2041	$ 32,855,750
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/2044	47,029,444

			79,885,194

Florida – 12.0%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,650,000	6.300	05/01/2035	3,652,920
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB/NR)
1,725,000	3.500	05/01/2031	1,731,141
2,170,000	3.750	05/01/2036	2,138,752
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
13,840,000	5.350	05/01/2036	13,866,019
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
195,000	5.250	05/01/2036	195,390
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
2,695,000	5.500	05/01/2036	2,701,657
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
8,250,000	6.900	05/01/2025	9,423,892
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,965,000	6.900	05/01/2036	4,462,726
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
1,015,000	6.900	05/01/2036	1,129,462
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
750,000	5.750	05/01/2048	772,492
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	1,878,693
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-2 (NR/NR)
1,700,000	6.000	05/01/2029	1,715,130
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
1,070,000	3.625	05/01/2031	1,099,821
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
2,380,000	5.250	11/01/2046	2,430,337
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
375,000	4.500	11/01/2025	392,966
1,000,000	5.000	11/01/2036	1,083,470
1,100,000	5.000	11/01/2048	1,179,134
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
1,970,000	4.250	05/01/2029	2,102,345

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
$1,000,000	5.000%	05/01/2035	$ 1,054,060
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
985,000	3.750	05/01/2031	1,025,129
1,140,000	4.000	05/01/2037	1,148,801
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,696,135
2,810,000	4.250	05/01/2037	2,924,114
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB-/NR)
710,000	6.000	11/01/2027	801,767
490,000	3.750	11/01/2031	501,089
3,000,000	6.500	11/01/2043	3,641,850
1,500,000	4.125	11/01/2046	1,531,680
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/2033	900,108
1,000,000	6.500	11/01/2043	1,165,030
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
390,000	3.500	05/01/2021	391,556
500,000	4.100	05/01/2026	509,745
1,755,000	4.700	05/01/2036	1,807,668
3,200,000	4.875	05/01/2047	3,295,872
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A/A2)(d)
4,750,000	7.000	04/01/2019	5,065,875
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,830,000	5.750	05/01/2035	8,536,188
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	374,539
500,000	4.500	12/15/2032	512,790
975,000	4.700	12/15/2037	999,872
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/2020	208,822
210,000	3.750	11/01/2021	222,358
215,000	3.875	11/01/2022	227,412
25,000	4.000	11/01/2023	26,604
1,705,000	4.500	11/01/2031	1,820,770
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
500,000	5.500	10/01/2036	494,195
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,861,352
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,543,175
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB/NR)
2,995,000	3.500	05/01/2032	2,999,193
1,500,000	3.625	05/01/2035	1,505,475
1,750,000	3.750	05/01/2046	1,758,242
Concorde Estates Community Development District Capital Improvement Series 2017 B (NR/NR)
2,871,819	5.000	11/01/2027	2,495,783

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
$3,305,000	5.850%	05/01/2035	$ 33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(h)
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,565,000	5.850	05/01/2035	3,570,276
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,290,000	5.850	05/01/2035	2,045,657
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)(h)
2,939,931	0.000	11/01/2017	1,558,163
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
1,900,000	5.000	11/01/2038	1,903,819
4,300,000	5.125	11/01/2050	4,306,321
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	811,450
1,407,000	4.250	05/01/2038	1,460,382
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	977,366
County of Broward Airport System RB Series 2017 (AMT) (A+/A1)
1,250,000	5.000	10/01/2042	1,466,750
3,000,000	5.000	10/01/2047	3,506,340
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,110,000	3.750	05/01/2034	3,193,752
4,300,000	4.000	05/01/2037	4,487,093
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/2036	29,599,020
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,095,000	6.375	11/01/2026	1,243,788
3,245,000	7.000	11/01/2045	3,948,419
Estancia at Wiregrass Community Development District Capital Improvements RB Series 2015 (NR/NR)
1,000,000	5.250	11/01/2035	1,054,000
1,500,000	5.375	11/01/2046	1,580,955
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/2034	1,528,559
Florida Development Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(e)(f)(g)
1,850,000	5.000	08/01/2022	1,896,268
Florida Development Finance Corp. Surface Transportation Facility RB for Brightline Passenger Rail Project Series 2017 (BB-/NR)(e)(f)(g)
18,800,000	5.625	01/01/2028	19,579,824
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/2032	655,470
5,820,000	5.250	04/01/2042	6,433,312
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	771,755

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
$700,000	4.000%	05/01/2031	$ 725,669
1,000,000	4.125	05/01/2038	1,018,530
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/2026	3,384,145
5,000,000	5.000	11/15/2036	5,273,700
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/2036	1,540,372
2,305,000	4.625	05/01/2046	2,328,142
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(e)
1,725,000	4.000	05/01/2031	1,817,374
1,335,000	4.250	05/01/2035	1,399,841
1,810,000	4.250	05/01/2039	1,885,984
Heights Community Development District (NR/NR)
3,200,000	5.000	01/01/2050	3,257,984
Heights Community Development District Special Assessment RB Series 2017 (NR/NR)
1,850,000	5.000	01/01/2038	1,928,921
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,000,000	5.000	05/01/2034	1,089,180
2,170,000	5.125	05/01/2045	2,416,968
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	547,265
500,000	5.150	05/01/2034	545,085
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
1,540,000	3.400	05/01/2037	1,539,954
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,125,000	5.700	05/01/2036	2,137,623
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,343,496
2,000,000	4.350	05/01/2036	2,083,980
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,000,000	4.250	05/01/2031	1,070,770
2,150,000	4.250	05/01/2036	2,239,246
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)(i)
2,295,000	5.000	11/01/2048	2,412,940
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,559,350
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
275,000	4.000	11/01/2027	276,290
500,000	4.625	11/01/2037	504,890
1,000,000	5.000	11/01/2047	1,033,680
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,240,000	6.700	05/01/2033	2,473,207
4,770,000	7.000	05/01/2043	5,329,139
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,325,000	5.600	05/01/2044	6,971,225

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(e)
$1,000,000	5.000%	05/01/2037	$ 1,054,050
2,380,000	5.125	05/01/2047	2,503,260
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,385,000	8.000	05/01/2040	22,808,779
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
800,000	4.000	05/01/2022	805,832
1,125,000	4.625	05/01/2027	1,174,882
2,500,000	5.250	05/01/2037	2,682,750
5,825,000	5.375	05/01/2047	6,236,886
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
2,310,000	4.000	05/01/2021	2,339,984
1,335,000	4.250	05/01/2026	1,370,404
3,755,000	5.000	05/01/2036	3,953,264
14,885,000	5.125	05/01/2046	15,587,423
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB/NR)
2,600,000	6.500	11/15/2031	2,991,300
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)
1,435,000	4.000	05/01/2031	1,490,463
1,860,000	4.000	05/01/2036	1,908,044
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,230,000	5.400	05/01/2030	3,787,796
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
2,075,000	5.375	05/01/2030	2,076,847
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	1,952,222
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(h)
880,000	5.250	05/01/2015	44,000
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(h)
1,380,000	6.150	11/01/2014	69,000
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
410,000	6.000	05/01/2036	404,047
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
795,000	6.250	05/01/2038	835,895
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
460,000	6.810	05/01/2020	461,996
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
630,000	7.250	05/01/2035	702,771
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)
410,000	7.250	05/01/2022	446,625
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(h)
1,075,000	5.250	05/01/2015	53,750
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,021,460
1,700,000	5.000	05/01/2048	1,736,295

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (BBB+/Baa1)
$1,500,000	5.000%	11/15/2039	$ 1,639,080
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/A1)(e)
11,760,000	5.000	03/01/2030	13,144,622
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/2023	615,864
600,000	4.750	11/01/2027	632,892
4,000,000	5.125	11/01/2039	4,235,680
4,135,000	5.250	11/01/2049	4,423,582
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,455,000	5.000	05/01/2029	3,680,542
3,265,000	5.000	05/01/2037	3,461,880
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,990,000	5.000	05/01/2028	3,193,858
1,810,000	5.000	05/01/2035	1,903,342
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,844,643
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
745,000	5.250	11/01/2035	792,322
1,245,000	5.625	11/01/2045	1,336,383
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,880,000	5.750	05/01/2038	1,881,015
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
70,000	5.000	05/01/2019	70,102
New River Community Development District Special Assessment Series 2006 B (NR/NR)(h)
3,260,000	5.000	05/01/2013	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/2024	1,850,923
1,765,000	5.000	04/01/2025	1,937,105
1,005,000	5.000	04/01/2026	1,098,757
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
945,000	6.125	05/01/2035	946,285
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,310,000	6.125	05/01/2035	1,311,782
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
1,200,000	5.125	05/01/2009	102,000
210,000	6.125	05/01/2035	17,850
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
3,155,000	3.750	05/01/2031	3,188,695
2,040,000	4.000	05/01/2036	2,070,498
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	703,395
2,380,000	5.000	05/01/2039	2,449,520
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	557,178

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(b)
$14,740,000	0.000%	05/01/2036	$ 5,681,533
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
1,930,000	5.400	05/01/2036	1,934,034
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(h)
6,355,000	5.400	05/01/2036	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(h)
3,670,000	4.875	05/01/2010	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(h)
2,600,000	5.000	02/01/2011	26
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
2,805,000	4.750	05/01/2033	2,944,717
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
3,125,000	6.600	05/01/2033	3,199,219
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
855,000	6.600	05/01/2036	875,306
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,560,000	6.600	05/01/2033	2,620,800
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,269,212
6,840,000	5.000	05/01/2033	7,212,575
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(h)
2,170,000	7.200	05/01/2022	22
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
2,395,000	4.000	05/01/2031	2,482,825
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,780,000	5.450	05/01/2036	4,780,191
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,290,000	5.500	05/01/2020	1,286,827
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/2039	1,585,590
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,345,000	4.250	11/01/2037	1,394,698
330,000	4.125	11/01/2040	333,026
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
805,000	3.500	05/01/2032	807,480
505,000	3.625	05/01/2035	503,197
1,015,000	3.750	05/01/2038	1,013,528
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
645,000	4.350	05/01/2026	654,372
500,000	4.875	05/01/2035	511,825
95,000	5.000	05/01/2038	97,202
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/2034	2,217,185

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
$3,990,000	5.800%	05/01/2035	$ 3,989,880
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,980,000	5.800	05/01/2035	2,738,590
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
1,250,000	5.125	11/01/2037	1,313,825
1,790,000	5.250	11/01/2047	1,899,262
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,290,000	4.800	05/01/2035	1,266,109
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(d)
5,835,000	6.500	11/15/2019	6,345,037
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(h)
418,112	5.500	11/01/2010	292,679
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/2034	2,332,476
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/2034	1,642,875
3,500,000	5.500	11/01/2044	4,066,055
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,440,000	6.500	05/01/2039	2,789,018
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
670,000	3.250	05/01/2021	664,761
975,000	3.750	05/01/2026	968,068
1,600,000	4.000	05/01/2033	1,587,248
905,000	4.125	05/01/2036	903,226
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,415,690
2,365,000	6.000	11/01/2044	2,577,779
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	404,765
1,110,000	4.800	05/01/2036	1,165,478
1,715,000	5.000	05/01/2046	1,805,552
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB+/NR)
700,000	3.375	05/01/2032	683,998
1,345,000	3.600	05/01/2037	1,328,322
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
415,000	5.750	11/01/2027	458,479
1,975,000	6.250	11/01/2044	2,189,821
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,680,000	5.250	11/01/2027	1,714,894
2,745,000	6.125	11/01/2046	2,827,185
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
745,000	3.500	11/01/2021	747,630
1,340,000	4.000	11/01/2027	1,351,912
3,160,000	4.625	11/01/2037	3,192,896
2,790,000	4.750	11/01/2047	2,818,932

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
$325,000	4.250%	11/01/2021	$ 330,652
2,430,000	5.625	11/01/2045	2,625,299
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
2,270,000	4.375	05/01/2035	2,398,823
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB/NR)
1,750,000	3.500	05/01/2032	1,770,160
2,620,000	3.625	05/01/2037	2,647,169
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
625,000	4.750	05/01/2037	631,250
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(e)
1,880,000	3.250	12/15/2022	1,876,560
2,000,000	4.000	12/15/2028	2,017,300
1,000,000	5.000	12/15/2032	1,071,160
1,705,000	5.000	12/15/2037	1,798,911
3,800,000	5.000	12/15/2047	3,967,124
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(e)
1,400,000	5.500	11/01/2047	1,453,130
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/2034	520,825
750,000	6.125	05/01/2042	789,255
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
545,000	6.000	11/01/2027	623,856
2,050,000	6.500	11/01/2043	2,722,482
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
780,000	6.375	11/01/2027	854,958
2,300,000	7.125	11/01/2044	2,734,631
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,425,000	3.375	05/01/2021	1,424,729
2,460,000	3.750	05/01/2026	2,435,597
4,360,000	4.000	05/01/2031	4,324,204
1,750,000	4.125	05/01/2034	1,736,560
1,000,000	4.250	05/01/2037	993,430
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
1,985,000	4.000	05/01/2031	2,059,755
2,940,000	4.000	05/01/2037	2,979,661
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	5.125	11/01/2035	800,678
1,000,000	5.250	11/01/2046	1,077,560
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/2032	2,900,014
6,190,000	5.125	05/01/2043	6,936,081
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,700,000	6.000	05/01/2044	5,531,007
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,620,000	4.000	05/01/2033	1,664,599

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
$1,270,000	4.000%	05/01/2034	$ 1,304,963
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
7,135,000	6.375	05/01/2038	7,292,041
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,705,000	6.125	05/01/2039	8,389,127
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
4,640,000	7.000	05/01/2041	5,407,595
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,915,000	5.500	05/01/2042	2,090,797
Villasol Community Development District RB Series 2003 A (NR/NR)
2,125,000	6.600	05/01/2034	2,126,105
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/2031	1,022,630
1,000,000	4.000	11/01/2036	1,010,350
1,300,000	4.125	11/01/2046	1,306,162
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
3,150,000	5.500	05/01/2034	3,348,450
3,825,000	5.750	05/01/2044	4,103,843
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	13,928
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
450,000	6.600	05/01/2039	451,454
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,340,299
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,240,000	5.125	11/01/2035	1,315,714
2,000,000	5.500	11/01/2045	2,136,900
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
205,000	4.000	11/01/2020	206,999
400,000	4.375	11/01/2025	415,428
1,770,000	5.000	11/01/2045	1,841,348
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
470,000	5.375	05/01/2035	501,744
3,050,000	5.625	05/01/2045	3,275,273
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	808,860
1,445,000	5.000	05/01/2047	1,495,459

			627,098,033

Georgia – 1.3%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/2040	1,772,445
5,500,000	5.250	07/01/2044	6,482,575
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/2040	1,047,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Georgia – (continued)
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
$11,700,000	8.750%	06/01/2029	$ 13,409,136
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,800,000	5.250	11/01/2028	1,763,514
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
900,000	5.000	03/01/2047	954,018
900,000	5.125	03/01/2052	952,191
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
49,820,000	(3 Mo. LIBOR + 0.65%), 1.545	10/01/2033	44,408,053

			70,789,432

Guam – 1.5%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,738,125
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/2030	2,622,925
3,355,000	6.875	12/01/2040	3,527,615
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
500,000	5.000	12/01/2031	567,620
3,410,000	5.000	12/01/2046	3,790,317
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	8,582,318
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/2043	2,364,840
Guam Power Authority RB Series 2010 A (BBB/Baa2)(d)
10,000,000	5.500	10/01/2020	10,983,300
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Baa2)(d)
10,365,000	5.625	07/01/2020	11,365,119
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
13,705,000	5.500	07/01/2043	15,413,054
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
4,880,000	5.000	01/01/2046	5,399,769
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,150,000	5.000	07/01/2033	1,298,753
960,000	5.000	07/01/2035	1,082,928
1,920,000	5.000	07/01/2036	2,165,856
1,440,000	5.000	07/01/2037	1,623,139
4,800,000	5.000	07/01/2040	5,410,416

			77,936,094

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Madison Memorial Hospital Project Series 2016 (BB+/NR)
1,000,000	5.000	09/01/2037	1,093,990

Illinois – 16.0%
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/2046	19,086,080

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
$1,700,000	5.000%	04/01/2042	$ 1,854,360
1,625,000	5.000	04/01/2046	1,765,952
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (B/A3)(b)
2,500,000	0.000	12/01/2027	1,665,550
350,000	0.000	12/01/2028	222,625
8,925,000	0.000	12/01/2029	5,420,956
405,000	0.000	12/01/2030	235,013
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (B/A3)(b)
125,000	0.000	12/01/2029	75,924
150,000	0.000	12/01/2030	87,042
Chicago Illinois Board of Education GO Bonds Capital Appreciation Refunding for School Reform Series 1999 A (NATL-RE) (B/A3)(b)
15,340,000	0.000	12/01/2031	8,476,270
Chicago Illinois Board of Education GO Bonds Series 2017 A (B/NR)(e)
5,500,000	7.000	12/01/2046	6,658,135
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (B/A3)
9,535,000	5.500	12/01/2026	11,087,203
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (B/B3)
8,965,000	5.500	12/01/2029	10,174,289
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (B/B3)
1,060,000	5.000	12/01/2031	1,079,483
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (B/NR)
19,705,000	5.250	12/01/2035	20,514,284
10,235,000	5.250	12/01/2039	10,634,575
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (B/B3)
315,000	5.500	12/01/2039	327,657
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (B/B3)
2,300,000	5.500	12/01/2030	2,602,933
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B/B3)
9,750,000	6.038	12/01/2029	9,569,722
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B/NR)
54,475,000	7.000	12/01/2044	64,327,348
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B/NR)
61,135,000	6.500	12/01/2046	70,462,978
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2017 H (B/NR)
4,800,000	5.000	12/01/2046	4,924,320
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/2032	6,040,476
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,700,000	5.500	01/01/2037	1,846,676
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	8,960,329
6,295,000	5.000	01/01/2034	6,631,027
10,500,000	5.000	01/01/2036	11,009,040
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
6,100,000	6.000	01/01/2038	7,048,916

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
$6,170,000	5.250%	01/01/2035	$ 6,378,546
3,000,000	5.000	01/01/2040	3,070,260
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,000,000	5.000	01/01/2033	18,705,600
3,850,000	5.000	01/01/2034	3,992,257
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,535,384
Chicago Illinois GO Refunding & Project Bonds Series 2009 C (BBB+/Ba1)
1,170,000	5.000	01/01/2034	1,190,335
Chicago Illinois GO Refunding Bonds for Taxable Project Series 2014 B (BBB+/Ba1)
12,000,000	6.314	01/01/2044	12,789,000
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	4,086,400
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,706,225
Chicago Illinois GO Refunding Bonds Series 2009 C (BBB+/Ba1)
3,825,000	5.000	01/01/2040	3,892,970
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
4,230,000	5.000	01/01/2035	4,444,292
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
13,300,000	5.000	01/01/2038	14,090,286
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,655,160
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,276,898
5,460,000	4.000	01/01/2052	5,669,118
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/2028	1,744,995
1,050,000	5.000	11/01/2029	1,213,527
1,000,000	5.000	11/01/2030	1,148,210
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
2,074,000	5.800	03/01/2037	2,006,325
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,401,000	5.625	03/01/2036	1,402,275
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)
2,780,000	5.750	05/15/2031	2,787,089
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/2027	864,127
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(d)
445,000	6.125	05/15/2020	490,038
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)(e)
32,960,000	6.750	10/01/2046	32,973,514
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,722,381
2,825,000	5.000	05/15/2037	3,075,125
1,055,000	5.000	05/15/2047	1,133,851
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/2047	4,784,670

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
$490,000	5.000%	09/01/2036	$ 546,811
3,470,000	5.000	09/01/2046	3,842,192
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
4,955,000	6.000	05/15/2039	5,295,904
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (B+/B2)(g)
15,650,000	6.750	10/15/2040	16,914,050
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	522,085
750,000	5.000	03/01/2037	777,577
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,472,079
Illinois State GO Bonds Series 2014 (AGM) (AA/A2)
20,000,000	5.000	02/01/2039	21,450,800
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
9,500,000	5.000	04/01/2031	10,073,705
15,000,000	5.000	05/01/2031	15,907,950
5,000,000	5.000	05/01/2039	5,245,450
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/2021	4,687,538
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
47,000,000	5.000	11/01/2029	50,984,660
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
22,700,000	5.000	11/01/2027	24,895,998
34,050,000	5.000	11/01/2028	37,139,697
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,300,000	5.000	08/01/2021	7,725,517
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	20,969,290
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,105,000	6.250	03/01/2034	2,108,831
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(b)(d)
530,000	0.000	06/15/2030	383,768
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BB+/NR)(b)
9,370,000	0.000	06/15/2030	5,646,362
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
3,200,000	0.000	06/15/2044	1,105,216
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2010 B2 (ST APPROP) (BB+/Ba1)
50,000,000	5.000	06/15/2050	51,508,000
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BB+/NR)(b)
66,700,000	0.000	12/15/2056	10,292,477
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(b)
18,400,000	0.000	12/15/2056	3,453,680
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BB+/NR)(b)
64,400,000	0.000	12/15/2054	10,946,068
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(h)
4,555,000	6.000	03/01/2036	2,915,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
$840,000	4.750%	10/01/2029	$ 911,274
1,010,000	4.750	10/01/2032	1,073,499
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,141,854
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(d)
19,200,000	7.125	11/01/2023	24,562,560
5,000,000	7.625	11/01/2023	6,533,250
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (B/Caa1)
12,505,000	5.750	08/01/2042	12,549,143
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/2040	14,228,451
State of Illinois GO Bonds Series 2010 (BBB-/Baa3)
7,500,000	5.250	02/01/2028	7,623,900
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,500,000	4.000	01/01/2021	3,576,335

			837,629,192

Indiana – 0.6%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,464,203
1,250,000	5.250	02/01/2034	1,406,275
1,500,000	5.000	02/01/2039	1,646,715
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (B/Caa1)
795,000	5.750	08/01/2042	797,806
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA/Aa2)
2,000,000	5.125	03/01/2038	2,182,820
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Ba1)
6,825,000	5.000	06/01/2039	6,929,900
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/2048	6,737,563
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
7,750,000	5.000	01/01/2042	9,062,928
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(h)
7,520,823	6.500	11/15/2031	75

			30,228,285

Iowa – 0.0%
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/2031	1,358,455

Kentucky – 1.3%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB/Baa3)(d)
8,000,000	6.375	06/01/2020	8,871,680
8,250,000	6.500	06/01/2020	9,173,175

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
$900,000	4.000%	12/01/2041	$ 933,570
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,444,705
3,000,000	4.000	06/01/2045	3,109,560
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,043,850
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/2042	5,778,950
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
17,575,000	4.000	10/01/2034	18,447,599
15,205,000	4.000	10/01/2036	15,890,593

			66,693,682

Louisiana – 3.0%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa3)
5,000,000	6.500	11/01/2035	5,602,200
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A/A2)(d)
19,265,000	6.000	10/01/2020	21,454,467
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	2,998,424
4,850,000	4.000	10/01/2041	5,114,179
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/2028	14,689,664
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/2030	14,206,122
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
12,725,000	4.000	05/15/2042	13,270,394
4,825,000	5.000	05/15/2042	5,481,104
21,250,000	5.000	05/15/2046	24,011,650
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
32,395,000	5.000	01/01/2045	36,390,275
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
4,850,000	5.000	01/01/2048	5,564,405
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa1)
7,470,000	6.500	01/01/2040	7,787,251

			156,570,135

Maryland – 1.0%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
2,000,000	5.000	09/01/2039	2,261,540
1,725,000	5.000	09/01/2042	1,946,041
3,500,000	5.000	09/01/2046	3,917,900

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maryland – (continued)
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
$2,950,000	4.500%	09/01/2033	$ 3,105,790
1,500,000	5.000	09/01/2038	1,625,400
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/2030	2,592,279
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
2,980,000	7.250	07/01/2043	3,153,585
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)(e)
8,850,000	7.125	07/01/2043	9,646,323
Maryland Stadium Authority RB for Baltimore City Public Schools Construction & Revitalization Program Series 2016 (AA-/Aa3)
10,000,000	5.000	05/01/2046	11,623,700
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (NR/Baa3)(d)
9,500,000	5.750	07/01/2020	10,425,965
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/2031	2,279,046

			52,577,569

Massachusetts – 0.5%
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,248,214
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (BBB/Baa2)
4,215,000	5.750	07/01/2039	4,465,835
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (NR/NR)(d)
8,285,000	5.750	07/01/2019	8,786,905
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(e)
2,250,000	6.500	11/15/2043	2,812,028
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA/Aa1)(c)
4,970,000	(3 Mo. LIBOR + 0.57%), 1.492	05/01/2037	4,743,119
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(c)
2,950,000	(3 Mo. LIBOR + 0.57%), 1.492	05/01/2037	2,815,332

			25,871,433

Michigan – 1.4%
City of Detroit Financial Recovery Series 2014 B-1 (NR/NR)(g)
6,475,000	4.000	04/01/2034	5,258,865
City of Detroit Financial Recovery Series 2014 C (NR/NR)
12,850,000	5.000	12/10/2026	12,651,082
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa1)
3,500,000	6.000	05/01/2020	3,805,900
3,000,000	6.000	05/01/2021	3,355,590
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(c)
4,675,000	(3 Mo. LIBOR + 0.60%), 1.495	07/01/2032	4,374,117
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A-/A3)
2,000,000	5.250	07/01/2039	2,186,140

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Financial Recovery Income Tax Local Project Series 2014 F (A/NR)
$2,000,000	4.500%	10/01/2029	$ 2,088,560
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Baa1)
355,000	5.000	07/01/2033	403,103
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/2035	2,942,446
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/2032	2,475,324
1,750,000	5.000	07/01/2033	1,986,057
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
1,250,000	5.000	07/01/2034	1,420,275
750,000	5.000	07/01/2035	851,085
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-2 (BBB+/Baa1)
2,100,000	5.000	07/01/2034	2,369,493
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(b)
238,600,000	0.000	06/01/2052	15,730,898
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(b)
180,100,000	0.000	06/01/2052	10,543,054

			72,441,989

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,776,875
3,750,000	6.000	06/15/2039	4,200,375
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,670,120

			9,647,370

Mississippi – 0.0%
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(e)(f)(g)
2,000,000	5.000	08/01/2022	2,050,020

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(h)
1,535,000	6.000	07/01/2037	83,658
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(h)
7,750,000	6.000	07/01/2025	422,375
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
1,925,000	5.000	03/01/2036	2,149,551

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(e)
$1,000,000	5.000%	04/01/2036	$ 1,043,860
1,150,000	5.000	04/01/2046	1,179,601
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,958,140
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(h)
1,250,000	5.750	04/01/2027	306,250

			7,143,435

Nevada – 0.3%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
630,000	4.000	06/01/2018	633,049
690,000	4.000	06/01/2019	701,268
585,000	4.000	06/01/2020	600,555
750,000	4.000	06/01/2021	774,870
410,000	5.000	06/01/2022	442,226
360,000	5.000	06/01/2023	390,463
200,000	4.250	06/01/2024	207,146
240,000	5.000	06/01/2024	259,505
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
325,000	4.250	06/01/2037	324,139
475,000	4.375	06/01/2042	475,166
550,000	4.500	06/01/2047	553,338
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,925,000	5.000	03/01/2020	1,901,842
1,925,000	5.100	03/01/2021	1,893,777
1,005,000	5.100	03/01/2022	980,870
2,700,000	5.125	03/01/2025	2,587,707
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,183,368

			14,909,289

New Jersey – 6.2%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
725,000	5.000	03/01/2032	841,623
965,000	5.000	03/01/2037	1,106,894
1,205,000	5.000	03/01/2042	1,376,002
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/2026	2,726,400
1,000,000	5.000	06/15/2028	1,078,390
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/2032	1,044,790
1,000,000	5.000	06/15/2037	1,044,940
1,000,000	5.125	06/15/2043	1,047,500
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/2043	1,118,360

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
$500,000	5.000%	07/01/2037	$ 548,145
1,150,000	5.000	07/01/2047	1,249,740
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(d)
1,640,000	5.000	09/01/2019	1,729,626
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000	5.000	06/15/2041	4,945,770
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/Ba3)
7,500,000	5.500	04/01/2028	7,523,250
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (BB-/Ba3)
8,500,000	5.250	09/15/2029	9,359,945
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB-/Ba3)
5,000,000	5.625	11/15/2030	5,712,050
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB-/Ba3)
5,000,000	5.625	11/15/2030	5,712,050
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,287,044
5,600,000	5.000	07/01/2046	6,350,736
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,157,920
1,000,000	5.000	07/01/2029	1,153,040
900,000	5.000	07/01/2030	1,030,464
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
119,365,000	0.000	12/15/2035	57,609,130
62,370,000	0.000	12/15/2036	28,797,476
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
46,545,000	0.000	12/15/2035	21,535,906
22,020,000	0.000	12/15/2038	8,829,359
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
8,805,000	0.000	12/15/2028	5,670,068
1,900,000	0.000	12/15/2034	922,260
4,875,000	0.000	12/15/2036	2,152,800
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,000,000	5.000	06/15/2029	3,408,900
3,335,000	5.000	06/15/2030	3,771,051
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,070,000	5.000	06/15/2038	28,341,218
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,500,000	5.250	06/15/2041	2,769,125
5,075,000	5.000	06/15/2045	5,507,948
1,750,000	5.000	06/15/2046	1,898,103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
$11,150,000	0.000%	12/15/2033	$ 6,116,667
25,400,000	0.000	12/15/2034	13,330,174
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/A3)(b)
25,900,000	0.000	12/15/2027	18,053,854
10,055,000	0.000	12/15/2030	6,136,365
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (BBB+/Baa1)
12,875,000	5.000	06/15/2042	13,626,128
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(b)
25,500,000	0.000	12/15/2037	10,722,495
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,550,000	0.000	12/15/2033	1,299,786
740,000	0.000	12/15/2039	283,450
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
4,350,000	5.500	06/15/2041	4,675,728
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (NR/A3)(d)
2,000,000	6.750	12/01/2019	2,191,880
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
4,300,000	5.000	01/01/2048	4,703,297
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (BB-/B3)
3,950,000	4.750	06/01/2034	3,861,757

			324,359,604

New Mexico – 0.3%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/2040	15,192,380
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB+/Baa2)
1,500,000	6.250	06/01/2040	1,641,855

			16,834,235

New York – 2.5%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/2043	1,213,935
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
5,925,000	5.000	07/15/2042	6,706,211
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
2,650,000	5.875	04/01/2042	2,776,060
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	748,006
865,000	5.000	07/01/2033	992,380
815,000	5.000	07/01/2035	930,714
640,000	5.000	07/01/2036	729,741
455,000	5.000	07/01/2038	516,812
New York City Capital Resource Corp. RB for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/2040	1,123,110
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,111,640

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
$1,000,000	6.125%	01/01/2029	$ 1,045,480
3,000,000	6.375	01/01/2039	3,135,570
5,000,000	6.500	01/01/2046	5,234,150
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(f)(g)
2,800,000	1.780	01/02/2018	2,800,000
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(e)
8,200,000	5.000	11/15/2044	8,918,566
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1986 A (AMT) (AMBAC) (NR/Aa3)(g)
10,000,000	0.691	12/01/2026	10,000,000
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,000,000	4.000	07/01/2035	5,287,000
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	9,881,952
5,000,000	5.000	07/01/2034	5,545,650
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
12,600,000	4.000	01/01/2051	13,149,234
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
4,540,000	5.000	07/01/2041	4,993,410
25,500,000	5.250	01/01/2050	28,290,975
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,730,640
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (NR/WR)(d)
1,750,000	5.125	07/01/2019	1,842,067
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/2040	5,349,050
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
4,375,000	5.000	11/01/2046	4,789,269

			129,841,622

North Carolina – 0.2%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/2034	1,092,570
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	4,004,858
1,000,000	5.000	03/01/2037	1,061,550
1,000,000	5.000	03/01/2042	1,057,170
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,040,870
2,000,000	5.000	09/01/2037	2,157,060

			10,414,078

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – 5.1%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)(d)
$7,000,000	6.000%	06/01/2020	$ 7,683,550
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(b)
146,850,000	0.000	06/01/2047	9,605,458
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(b)
255,550,000	0.000	06/01/2052	7,004,626
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
7,385,000	6.500	06/01/2047	7,385,074
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
70,300,000	5.125	06/01/2024	66,961,453
63,565,000	5.875	06/01/2030	61,179,406
4,420,000	5.750	06/01/2034	4,265,167
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
23,905,000	6.250	06/01/2037	23,976,237
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,603,064
2,700,000	5.250	11/01/2047	2,888,028
2,320,000	5.250	11/01/2050	2,472,006
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/Ba3)
22,320,000	5.375	09/15/2027	22,386,737
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	6,894,000
7,500,000	5.000	02/15/2042	8,248,350
7,500,000	4.750	02/15/2047	7,925,850
1,500,000	5.000	02/15/2057	1,612,395
1,000,000	5.500	02/15/2057	1,125,810
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,126,000
1,610,000	5.000	01/01/2046	1,708,419
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,534,240
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(e)
2,400,000	3.750	01/15/2028	2,491,584
2,880,000	4.250	01/15/2038	2,975,098
3,360,000	4.500	01/15/2048	3,520,339

			265,572,891

Oklahoma – 1.1%
Oklahoma Development Finance Authority RB Provident Oklahoma Education Resources Inc., Cross Village Student Housing Project Series 2017 A (BBB-/NR)
6,220,000	5.000	08/01/2047	6,772,647
14,075,000	5.000	08/01/2052	15,420,007
3,875,000	5.250	08/01/2057	4,312,565
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,921,361
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	26,488,458

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)(g)
$3,500,000	5.000%		06/01/2025	$ 3,830,435

				59,745,473

Oregon – 0.2%
University of Oregon RB Series 2015 A (AA-/Aa2)
7,345,000	5.000		04/01/2045	8,486,119

Pennsylvania – 3.0%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000		09/01/2030	1,638,810
1,000,000	5.000		09/01/2035	1,064,900
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba1)(e)
2,000,000	5.000		05/01/2027	2,288,260
1,400,000	5.000		05/01/2032	1,555,232
6,950,000	5.000		05/01/2042	7,491,892
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000		05/01/2042	18,838,980
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000		08/01/2035	539,270
1,000,000	5.000		08/01/2045	1,062,360
City of Philadelphia GO Bonds Series 2011 (A+/A2)(d)
4,000,000	6.000		08/01/2020	4,427,680
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000		12/01/2042	1,076,460
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/A1)(c)
915,000	(3 Mo. LIBOR + 0.55%), 1.472		11/01/2026	896,938
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000		01/01/2038	1,641,450
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(c)
49,750,000	(3 Mo. LIBOR + 0.77	%), 1.692	05/01/2037	43,507,370
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000		04/01/2027	1,467,438
1,500,000	5.000		04/01/2033	1,550,235
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
8,500,000	5.000		06/30/2042	9,589,360
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250		01/01/2032	7,894,838
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000		05/01/2029	2,730,575
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(c)
13,095,000	(3 Mo. LIBOR + 0.60%), 1.495		07/01/2027	12,584,164
10,750,000	(3 Mo. LIBOR + 0.65%), 1.545		07/01/2039	8,816,720

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
$4,000,000	5.000%	05/01/2042	$ 4,220,520
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
400,000	5.000	07/01/2035	434,268
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
2,000,000	5.000	07/01/2029	2,292,760
3,000,000	5.000	07/01/2030	3,420,660
1,500,000	5.000	07/01/2031	1,697,250
1,000,000	5.000	07/01/2032	1,126,310
500,000	5.000	07/01/2033	561,430
500,000	5.000	07/01/2034	559,285
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,700,000	5.000	11/15/2021	1,761,489
2,450,000	5.000	11/15/2028	2,508,849
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,400,000	5.000	06/01/2031	2,732,568
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,249,072
2,325,000	5.000	01/01/2038	2,623,274

			155,850,667

Puerto Rico – 3.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Ca)
56,440,000	6.000	07/01/2038	35,909,950
25,995,000	6.000	07/01/2044	16,539,319
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Ca)
115,000	4.500	07/01/2027	70,869
370,000	5.000	07/01/2030	228,012
5,115,000	5.125	07/01/2037	3,152,119
5,160,000	5.250	07/01/2042	3,179,850
3,470,000	6.000	07/01/2047	2,147,930
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (D/Ca)(h)
115,000	5.250	07/01/2030	25,875
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Ca)(h)
30,460,000	8.000	07/01/2035	7,234,250
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Ca)(h)
5,185,000	5.500	07/01/2039	1,166,625
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	398,221
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (D/C)
27,515,000	5.250	07/01/2038	25,651,684
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
300,000	5.250	07/01/2033	329,487
680,000	5.250	07/01/2034	747,279
1,025,000	5.250	07/01/2036	1,127,213
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (D/C)(h)
215,000	5.000	07/01/2028	4,837

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (D/C)
$1,500,000	5.500%	07/01/2023	$ 1,531,995
1,000,000	5.500	07/01/2027	997,060
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (D/Ca)(h)
4,000,000	5.250	07/01/2032	900,000
4,000,000	5.250	07/01/2037	900,000
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2009 B (D/Ca)(h)
645,000	5.875	07/01/2036	145,125
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 A (D/Ca)(h)
1,260,000	5.750	07/01/2041	283,500
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (D/Ca)(h)
140,000	6.000	07/01/2035	31,500
205,000	6.500	07/01/2040	46,125
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
42,317,000	(3 Mo. LIBOR + 0.52%), 1.414	07/01/2029	35,176,006
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/Ca)(h)
9,700,000	5.250	07/01/2026	3,188,875
Puerto Rico Electric Power Authority RB Refunding Series 2012 A (D/Ca)(h)
19,720,000	5.000	07/01/2042	6,482,950
Puerto Rico Electric Power Authority RB Series 2008 WW (D/Ca)(h)
2,000,000	5.500	07/01/2020	657,500
3,275,000	5.000	07/01/2028	1,076,656
825,000	5.250	07/01/2033	271,219
Puerto Rico Electric Power Authority RB Series 2010 XX (D/Ca)(h)
7,590,000	5.250	07/01/2040	2,495,213
Puerto Rico Electric Power Authority RB Series 2013 A (D/Ca)(h)
5,210,000	7.000	07/01/2033	1,712,787
5,205,000	6.750	07/01/2036	1,711,144
5,440,000	7.000	07/01/2040	1,788,400
Puerto Rico Electric Power Authority RB Series 2016 A-4 (NR/NR)(h)
747,236	10.000	07/01/2019	241,918
Puerto Rico Electric Power Authority RB Series 2016 B-4 (NR/NR)(h)
747,235	10.000	07/01/2019	241,917
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)(h)
5,036,850	10.000	01/01/2021	1,630,680
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)(h)
5,036,850	10.000	07/01/2021	1,630,680
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)(h)
1,678,950	10.000	01/01/2022	543,560
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)(h)
1,678,950	10.000	07/01/2022	543,560
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (D/C)
3,360,000	5.250	07/01/2031	3,191,698
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
265,000	5.250	07/01/2034	291,219
960,000	5.250	07/01/2036	1,055,645
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (D/C)(b)
4,750,000	0.000	07/01/2034	1,757,167
3,750,000	0.000	07/01/2035	1,306,050
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (D/Ca)(h)
1,000,000	6.125	07/01/2023	227,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (D/Ca)(h)
$2,000,000	6.375%	08/01/2039	$ 195,000
2,700,000	6.000	08/01/2042	263,250
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (D/Ca)(h)
500,000	5.000	08/01/2026	48,750
4,925,000	5.375	08/01/2039	480,188
8,470,000	5.500	08/01/2042	825,825
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (D/Ca)(h)
53,355,000	5.250	08/01/2041	5,202,113
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (D/Ca)(b)(h)
25,000,000	0.000	08/01/2039	611,250
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (D/Ca)(h)
1,500,000	5.000	08/01/2043	146,250
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (D/Ca)(h)
23,300,000	6.750	08/01/2032	2,271,750
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(a)(h)
10,130,000	0.000	08/01/2033	886,375
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(b)(h)
10,000,000	0.000	08/01/2033	356,100
35,085,000	0.000	08/01/2035	1,087,986
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (D/Ca)(b)(h)
35,100,000	0.000	08/01/2034	1,097,928
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (D/Ca)(b)(h)
8,400,000	0.000	08/01/2037	234,108
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(h)
32,290,000	6.500	08/01/2044	3,148,275
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding First Subseries 2010 C (D/Ca)(h)
9,580,000	5.500	08/01/2040	934,050
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (D/Ca)(h)
500,000	5.250	08/01/2043	48,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (D/Ca)(h)
500,000	5.000	08/01/2040	200,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Subseries A (D/Ca)(h)
485,000	5.750	08/01/2037	47,288

			188,056,405

Rhode Island – 0.3%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BB-/NR)(d)
2,500,000	6.000	09/01/2023	3,037,125
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(b)
124,220,000	0.000	06/01/2052	10,466,777

			13,503,902

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,383,000	6.875	11/01/2035	3,392,844

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
$4,000,000	6.500%	08/01/2039	$ 4,623,520
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A+/A1)
7,750,000	5.250	12/01/2055	8,887,390

			16,903,754

Tennessee – 0.7%
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(e)
7,150,000	5.000	12/01/2035	7,124,546
12,450,000	5.125	12/01/2042	12,336,954
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/2042	1,613,640
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/2038	6,028,825
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,856,350
4,200,000	5.000	07/01/2046	4,765,110
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/2047	2,089,700

			36,815,125

Texas – 5.0%
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(d)
3,250,000	6.200	07/01/2020	3,593,915
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,134,587
2,435,000	5.000	12/01/2040	2,561,523
1,950,000	5.000	12/01/2045	2,044,594
Brazos River Authority Bonds Series 2003 (NR/NR)(h)(j)
9,275,000	6.750	10/01/2038	—
Brazos River Authority Bonds Series 2006 (NR/NR)(h)(j)
4,740,000	5.000	03/01/2041	—
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (BBB+/Baa2)
3,900,000	5.000	01/01/2045	4,397,718
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
1,600,000	5.000	01/01/2040	1,816,224
2,465,000	5.000	01/01/2046	2,786,929
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,920,000	7.500	09/01/2045	4,297,026
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,845,000	6.250	09/01/2045	1,922,176
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
2,000,000	5.000	09/01/2047	2,042,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
$1,390,000	4.500%	09/01/2037	$ 1,393,169
1,175,000	5.000	09/01/2044	1,212,177
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)
2,235,000	4.500	09/01/2032	2,388,410
3,340,000	4.500	09/01/2038	3,513,613
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Series 2015 (NR/NR)(e)
3,250,000	5.000	04/01/2032	3,389,685
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/2038	1,610,493
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,685,000	4.750	11/01/2042	5,903,077
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(e)
1,575,000	5.000	09/01/2027	1,634,803
895,000	5.000	09/01/2032	901,766
1,315,000	5.125	09/01/2037	1,312,488
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
10,370,000	0.000	10/01/2046	10,017,835
11,100,000	0.000	10/01/2047	10,734,144
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/2053	13,516,110
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(f)(g)
7,900,000	1.650	01/02/2018	7,900,000
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)(d)
3,030,000	7.000	01/01/2023	3,754,837
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
1,000,000	(3 Mo. LIBOR + 0.67%), 1.619	08/15/2035	900,320
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	599,784
510,000	3.875	09/01/2037	513,871
955,000	4.000	09/01/2047	962,582
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB-/Ba3)
9,000,000	6.625	07/15/2038	10,041,120
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB-/Ba3)
9,250,000	5.000	07/01/2029	10,242,247
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB-/NR)
7,500,000	5.000	07/15/2035	8,161,500
Kaufman County Fresh Water Supply District No. 1-C Refunding for Road Series 2016 C (AGM) (AA/NR)
525,000	4.000	09/01/2029	563,110
1,100,000	3.000	09/01/2032	1,049,499
1,400,000	4.000	09/01/2035	1,460,368

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
$5,200,000	6.300%	11/01/2029	$ 5,631,808
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 A (AMT) (BB-/NR)(e)
14,000,000	5.750	10/01/2031	14,648,620
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 B (AMT) (BB-/NR)(e)
9,500,000	5.750	10/01/2031	9,940,135
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BBB-/Baa3)
1,150,000	5.000	04/01/2037	1,278,443
1,900,000	5.000	04/01/2042	2,107,499
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Ba2)
335,000	5.000	04/01/2031	365,575
300,000	5.000	04/01/2036	317,145
1,250,000	5.000	04/01/2048	1,312,775
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/2047	1,094,400
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,451,175
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
4,790,000	6.250	01/01/2039	4,992,378
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A-/A2)
8,500,000	5.000	01/01/2048	9,845,975
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
3,000,000	5.000	01/01/2039	3,474,480
Ponder Texas Special Assessment RB for Ponder Public Improvement District No. 1 Series 2017 (NR/NR)
175,000	4.000	09/01/2027	174,436
705,000	5.000	09/01/2045	726,199
825,000	5.000	09/01/2047	848,513
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
280,000	5.750	09/15/2036	273,703
750,000	6.000	09/15/2046	729,915
Sabine River Authority Tax Bonds Series 2005 (NR/NR)(h)(j)
5,950,000	5.200	05/01/2028	—
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,660,766
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A3)(c)
7,825,000	(3 Mo. LIBOR + 0.70%), 1.780	12/15/2026	7,653,633
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A3)
18,785,000	6.250	12/15/2026	22,566,045
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/2050	4,316,325
3,900,000	5.000	12/31/2055	4,302,012

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
$7,500,000	6.875%	12/31/2039	$ 8,206,725
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/2043	5,869,750
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
7,850,000	5.000	08/15/2042	8,760,679
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,400,966
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
245,000	4.000	12/01/2021	253,972
500,000	4.000	12/01/2027	496,350
1,547,000	4.750	12/01/2035	1,560,552

			263,535,529

Utah – 0.6%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
15,515,000	7.100	08/15/2023	17,032,988
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
11,000,000	5.000	07/01/2047	12,756,700

			29,789,688

Vermont – 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,060,370
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (BBB+/Baa1)
2,250,000	5.000	10/01/2042	2,411,482

			3,471,852

Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa1)
10,775,000	5.000	10/01/2025	6,734,375
7,910,000	5.000	10/01/2029	4,943,750
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa1)
6,080,000	5.000	10/01/2032	3,800,000
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
8,350,000	5.000	10/01/2039	3,653,125
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/A2)
3,515,000	5.000	10/01/2039	3,733,352
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa2)
2,000,000	6.000	10/01/2039	1,060,000

			23,924,602

Virginia – 1.2%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB/NR)
2,700,000	5.000	10/01/2045	3,007,395

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
$3,115,000	6.250%	03/01/2021	$ 3,380,741
2,000,000	6.625	03/01/2026	2,176,000
7,000,000	6.875	03/01/2036	7,643,720
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(b)
150,475,000	0.000	06/01/2047	12,433,749
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
9,600,000	5.000	12/31/2056	10,729,728
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
3,900,000	5.000	07/01/2034	4,220,580
13,650,000	5.000	01/01/2040	14,681,121
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/2038	4,233,120

			62,506,154

Washington – 1.0%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
10,000,000	5.000	11/01/2046	13,929,300
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/2035	4,305,480
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/WR)(d)
3,000,000	5.000	12/01/2021	3,371,820
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(d)
750,000	6.000	08/15/2019	801,945
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(d)
1,750,000	6.000	08/15/2019	1,871,205
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aa1)
14,015,000	5.000	01/01/2023	14,935,225
14,700,000	5.000	01/01/2024	15,653,295

			54,868,270

West Virginia – 0.1%
Monongalia County Commission Special District Excise Tax RB Refunding and Improvement for University Town Center Economic Opportunity Development District Series 2017 A (NR/NR)(e)
900,000	5.750	06/01/2043	942,561
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (A-/Baa1)
4,000,000	5.375	12/01/2038	4,347,880

			5,290,441

Wisconsin – 0.7%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/2030	6,112,931
Public Finance Authority Pass-Through RB for Natgasoline LLC Series 2016 (NR/NR)(e)
23,152,500	10.000	06/30/2021	23,177,736

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Denver International Airport Great Hall Project Series 2017 (AMT) (BBB/NR)
$4,750,000	5.000%	09/30/2049	$ 5,409,348
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,506,457

			38,206,472

TOTAL INVESTMENTS – 97.9% (Cost $4,963,822,310)			$ 5,124,999,087

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			111,283,263

NET ASSETS – 100.0%			$ 5,236,282,350

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $305,429,526, which represents approximately 5.8% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2017.

(g)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security is currently in default.

(i)	When-issued security.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.452%	Bank of America, N.A.	03/20/2023	USD	4,000	$107,338	$(103,531)	$210,869
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.700	1.457	JPMorgan Chase Bank NA	06/20/2021		10,000	474,063	—	474,063
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.452		03/20/2023		9,000	241,512	(232,944)	474,456
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	1.956		09/20/2023		15,000	396,630	(399,410)	796,040
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	0.296		06/20/2021		10,000	121,183	—	121,183
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.501	Morgan Stanley Co., Inc.	12/20/2023		10,000	262,528	(169,168)	431,696
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	0.523		12/20/2023		10,000	(449,007)	(457,907)	8,900

TOTAL							$1,154,247	$(1,362,960)	$2,517,207

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount(b) (000s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD	169,400	$9,079,112	$(10,739,977)	$19,819,089
2.500	3 Month LIBOR	03/21/2048		260,710	2,454,775	6,137,294	(3,682,519)

TOTAL					$11,533,887	$(4,602,683)	$16,136,570

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 98.8%
Alabama – 1.8%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$1,675,000	5.000%	06/01/2018	$ 1,700,225
Alabama State Public School & College Authority Capital Improvement RB Refunding Series 2014 B (AA/Aa1)
8,275,000	5.000	01/01/2021	9,063,856
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
35,345,000	5.000	06/01/2021	39,144,588
Black Belt Energy Gas District RB Series 2016 A (NR/A1)(b)(c)
20,000,000	4.000	06/01/2021	21,190,000
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
210,000	3.000	10/01/2018	211,277
160,000	3.000	10/01/2019	161,709
75,000	4.000	10/01/2020	78,207
85,000	4.000	10/01/2021	89,871
85,000	4.000	10/01/2022	90,904
Industrial Development Board PCRB for Alabama Power Company Barry Plant Project RMKT 03/20/17 Series 2007 A (A-/A1)(b)(c)
6,000,000	1.850	03/24/2020	5,971,380
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
1,275,000	5.000	09/15/2019	1,345,176
3,000,000	5.000	09/15/2021	3,321,600
1,200,000	5.000	09/15/2022	1,356,084
2,000,000	5.000	09/15/2023	2,305,340
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,875,000	5.000	10/01/2018	1,910,831
1,300,000	5.000	10/01/2021	1,404,793
1,745,000	5.000	10/01/2022	1,913,550

			91,259,391

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/Ba2)
3,240,000	4.625	06/01/2023	3,312,414

Arizona – 3.1%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
52,475,000	1.705	01/01/2037	47,234,847
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(b)
	(MUNIPSA + 1.85%),
5,000,000	3.560	02/05/2020	5,079,400
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/2020	8,679,520
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2014 (AA+/Aa1)
4,150,000	5.000	07/01/2019	4,358,164
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,471,025
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
365,000	4.000	07/01/2018	369,424
1,600,000	4.000	07/01/2019	1,654,560
3,000,000	4.000	07/01/2020	3,170,070
3,400,000	4.000	07/01/2021	3,654,626
1,665,000	5.000	07/01/2022	1,887,111
Maricopa County Arizona COPS Series 2015 (AA+/Aa1)
9,000,000	3.000	07/01/2018	9,068,940

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Arizona Paradise Valley Unified School District No. 69 GO Refunding Bonds for School Improvement Project of 2011 Series 2015 E (AAA/Aa2)
$12,115,000	3.000%	07/01/2019	$ 12,366,265
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A2)(b)(c)
6,500,000	1.750	05/30/2018	6,500,260
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/A2)
3,000,000	4.000	07/01/2019	3,098,250
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
10,010,000	3.000	07/01/2019	10,226,616
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
16,400,000	5.000	07/01/2023	19,161,760
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
1,000,000	4.000	07/01/2018	1,012,770
1,000,000	3.000	07/01/2019	1,020,740
Pima County COPS Series 2016 A (A+/NR)
5,335,000	5.000	12/01/2018	5,497,824
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
5,000,000	2.125	06/01/2018	5,008,200

			155,520,372

Arkansas – 0.8%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
1,885,000	3.000	01/01/2018	1,885,000
Arkansas State Federal Highway GO Bonds Series 2014 (AA/Aa1)
2,000,000	5.000	10/01/2020	2,176,180
Arkansas State GO Bonds for Four-Lane Highway Construction & Improvement Series 2013 (AA/Aa1)
17,775,000	3.250	06/15/2022	18,645,442
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,240,000	3.000	04/01/2020	1,270,355
1,075,000	3.000	10/01/2020	1,107,035
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
4,725,000	3.000	02/01/2021	4,882,484
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,000,000	3.000	02/01/2021	6,199,980
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
1,465,000	2.000	11/01/2018	1,470,992
720,000	2.000	11/01/2019	724,255

			38,361,723

California – 8.9%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(e)
745,000	0.000	10/01/2019	714,507
255,000	0.000	10/01/2020	237,805
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (AAA/Aaa)(a)(e)
9,420,000	0.000	10/01/2019	9,164,906
12,300,000	0.000	10/01/2020	11,738,382

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
$50,000	5.000%	02/01/2024	$ 50,147
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
220,000	5.000	05/01/2020	236,601
500,000	5.000	05/01/2021	552,300
325,000	5.000	05/01/2022	367,526
300,000	5.000	05/01/2023	347,232
265,000	5.000	05/01/2024	312,372
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
	(MUNIPSA + 0.90%),
10,000,000	2.610	05/01/2023	10,168,800
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(b)
	(MUNIPSA + 0.90%),
7,000,000	2.610	05/01/2023	7,118,160
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 12/20/12 Series 2007 E-3 (AA/Aa3)(b)
	(MUNIPSA + 0.70%),
1,225,000	2.410	10/01/2019	1,230,366
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
	(MUNIPSA + 1.25%),
15,000,000	2.960	04/01/2027	15,430,350
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 E (AA/Aa3)(b)(c)
14,430,000	1.375	04/01/2020	14,286,133
Benicia Unified School District GO Refunding Bonds Series 1997 A (NATL-RE FGIC) (A+/Aa3)(e)
1,510,000	0.000	08/01/2018	1,498,056
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
1,000,000	3.250	09/01/2018	1,032,930
California Municipal Finance Authority RB for Anaheim Electric System Distribution Facilities 2nd Lien Qualified Obligations Series 2015 (A+/NR)(b)
	(MUNIPSA + 0.35%),
10,000,000	2.060	12/01/2020	9,997,400
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
750,000	5.000	02/01/2018	751,852
1,000,000	5.000	02/01/2019	1,032,030
1,100,000	5.000	02/01/2020	1,167,738
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2016 A (BBB-/NR)
750,000	2.000	11/01/2018	749,505
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/2020	152,943
100,000	4.000	06/01/2022	106,744
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)
1,900,000	1.500	06/01/2018	1,903,724
California State University Systemwide RB Series 2016 B-1 (AA-/Aa2)(b)(c)
10,000,000	3.000	11/01/2019	10,177,800
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa3)(b)
	(MUNIPSA + 0.38%),
15,000,000	2.090	12/01/2022	14,989,350
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
22,955,000	6.000	04/01/2038	24,199,850

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
$15,000,000	6.000%	03/01/2033	$ 16,355,850
California State Various Purpose GO Bonds Series 2011 (AA-/Aa3)
5,070,000	5.000	10/01/2019	5,367,964
California State Various Purpose GO Bonds Series 2016 (AA-/Aa3)
5,000,000	5.000	09/01/2020	5,438,350
California State Various Purpose GO Bonds Series 2016 (AA-/Aa3)(b)(c)
52,000,000	4.000	12/01/2021	55,643,120
California State Various Purpose GO Refunding Bonds Series 2012 (AA-/Aa3)
2,055,000	5.000	09/01/2019	2,170,429
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF - Irvine, LLC Series 2017 (NR/Baa1)
1,545,000	5.000	05/15/2021	1,734,865
1,750,000	5.000	05/15/2022	2,015,125
1,470,000	5.000	05/15/2023	1,727,662
City of Upland COPS for San Antonio Regional Hospital Project Series 2017 (BBB+/Baa2)
425,000	5.000	01/01/2022	468,384
450,000	5.000	01/01/2023	503,636
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (A-/NR)
275,000	4.000	09/01/2018	279,262
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,000,000	5.000	06/01/2020	6,408,360
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (BBB+/NR)
5,000,000	5.000	06/01/2021	5,457,550
6,000,000	5.000	06/01/2022	6,675,720
6,000,000	5.000	06/01/2023	6,783,840
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,250,000	4.000	09/02/2018	1,271,300
1,895,000	4.000	09/02/2019	1,966,802
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
500,000	4.000	09/02/2018	507,950
1,000,000	4.000	09/02/2019	1,034,710
725,000	4.000	09/02/2020	762,221
775,000	5.000	09/02/2021	854,128
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	2,000,327
1,135,000	5.000	09/01/2023	1,309,790
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	658,518
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	570,716
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	264,216
415,000	4.000	09/01/2023	453,620
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/2020	1,340,234

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
$1,495,000	4.000%	09/01/2018	$ 1,516,483
1,000,000	4.000	09/01/2019	1,032,160
840,000	5.000	09/01/2021	920,413
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/2018	20,607,200
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/Aa2)
1,500,000	5.000	08/01/2018	1,531,740
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
3,075,000	4.000	09/01/2019	3,192,342
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
350,000	5.000	08/01/2018	356,997
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/2018	2,008,466
1,000,000	5.000	09/01/2019	1,049,590
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
410,000	3.000	09/01/2018	414,190
730,000	4.000	09/01/2020	775,844
650,000	4.000	09/01/2021	704,522
Orange County Sanitation District COPS RB Refunding Certificate Anticipation Notes Series 2016 B (AAA/NR)
21,065,000	2.000	12/15/2018	21,178,330
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/2018	388,465
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
450,000	3.000	09/01/2018	453,911
650,000	4.000	09/01/2020	679,549
380,000	4.000	09/01/2022	408,040
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
175,000	2.000	09/01/2018	175,653
725,000	3.000	09/01/2019	737,970
1,000,000	4.000	09/01/2020	1,048,900
675,000	5.000	09/01/2021	741,866
800,000	5.000	09/01/2022	896,056
1,835,000	5.000	09/01/2023	2,091,294
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,000,000	4.000	03/01/2018	1,004,250
Sacramento County Regional Transit District Farebox RB Series 2012 (ETM) (A-/A3)(a)
250,000	5.000	03/01/2018	251,470
730,000	5.000	03/01/2019	759,886
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(d)
	(3 Mo. LIBOR + 0.53%),
43,220,000	1.522	12/01/2035	41,451,005
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
1,310,000	3.000	09/01/2018	1,324,253

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (A+/A2)
$800,000	5.000%	08/01/2018	$ 816,176
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (AGM) (AA/A2)
150,000	5.000	08/01/2019	157,889
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/2019	2,851,035
San Francisco City & County Public Utilities Commission Water RB Refunding Series 2009 A (AA-/Aa3)(a)
19,915,000	5.125	11/01/2019	21,196,530
San Francisco City & County Unified School District Election 2016 GO Bonds Series 2017 A (AA-/Aa2)
13,335,000	3.000	06/15/2019	13,628,503
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
2,000,000	3.000	08/01/2019	2,046,280
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,000,000	4.000	09/01/2019	1,037,330
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(e)
2,000,000	0.000	07/01/2018	1,986,160
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/2018	601,674
Stockton Public Financing Authority RB Refunding Series 2016 A (A-/NR)
710,000	2.000	09/02/2018	711,953
410,000	2.000	09/02/2019	411,804
Stockton Unified School District GO Refunding Bonds Series 2012 (AGM) (AA/A2)
1,090,000	5.000	07/01/2019	1,144,511
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/Baa3)
1,120,000	4.750	06/01/2023	1,120,179
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
	(3 Mo. LIBOR + 0.61%),
3,500,000	1.559	05/15/2030	3,386,425
	(3 Mo. LIBOR + 0.74%),
15,000,000	1.689	05/15/2043	13,166,550
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/A1)(e)
1,775,000	0.000	08/01/2020	1,691,415

			443,395,417

Colorado – 1.4%
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A-/A3)
1,000,000	5.000	09/01/2020	1,078,150
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
500,000	4.000	12/01/2018	510,945
1,000,000	5.000	12/01/2020	1,084,120

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB/NR)
$500,000	5.000%	06/01/2018	$ 506,305
500,000	5.000	06/01/2019	519,690
400,000	5.000	06/01/2020	426,444
700,000	5.000	06/01/2021	761,649
500,000	5.000	06/01/2022	554,095
Denver Colorada City & County Board Water Commissioners RB Refunding for Master Resolution Water Series 2016 B (AAA/Aaa)
2,655,000	5.000	09/15/2021	2,972,910
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
2,000,000	5.000	12/01/2018	2,055,520
2,000,000	5.000	12/01/2019	2,106,900
2,415,000	5.000	12/01/2020	2,601,776
4,110,000	5.000	12/01/2021	4,513,027
4,315,000	5.000	12/01/2022	4,816,878
4,530,000	5.000	12/01/2023	5,119,398
4,760,000	5.000	12/01/2024	5,442,679
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(d)
	(3 Mo. LIBOR + 1.10%),
16,355,000	2.092	12/01/2033	14,658,005
E-470 Public Highway Authority Senior RB Series 2017 A (A-/A3)(b)
	(1 Mo. LIBOR + 0.90%),
5,250,000	1.950	09/01/2019	5,264,122
University of Colorado Hospital Authority RB Series 2017 C-1 (AA-/Aa3)(b)(c)
6,360,000	4.000	03/01/2020	6,595,956
University of Colorado Hospital Authority RB Series 2017 C-2 (AA-/Aa3)(b)(c)
7,215,000	5.000	03/01/2022	7,999,559

			69,588,128

Connecticut – 3.0%
Connecticut State GO Bonds Series 2013 A (A+/A1)(d)
	(MUNIPSA + 0.42%),
2,000,000	2.130	03/01/2018	2,000,060
Connecticut State GO Bonds Series 2013 C (A+/A1)
7,555,000	5.000	07/15/2019	7,921,342
Connecticut State GO Bonds Series 2015 C (A+/A1)(d)
	(MUNIPSA + 0.80%),
10,000,000	2.510	06/15/2020	10,015,300
Connecticut State GO Bonds Series 2015 F (A+/A1)
4,435,000	5.000	11/15/2023	5,067,608
Connecticut State GO Bonds Series 2016 D (A+/A1)
10,000,000	5.000	08/15/2020	10,742,300
Connecticut State GO Bonds Series 2017 A (A+/A1)
1,705,000	5.000	04/15/2022	1,894,647
Connecticut State GO Refunding Bonds Series 2017 B (A+/A1)
18,110,000	3.000	04/15/2022	18,653,843
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (ETM) (AGM) (AA/A2)(a)
1,260,000	4.000	07/01/2018	1,276,153
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(b)(c)
23,880,000	5.000	07/01/2020	25,796,609
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(b)(c)
30,000,000	5.000	02/01/2023	34,812,000
Hartford County Metropolitan District GO Refunding Bonds Series 2017 B (SP-1+/NR)
12,000,000	3.000	08/01/2018	12,057,360

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Connecticut – (continued)
New Haven GO Refunding Bonds Series 2015 B (BAM) (AA/Baa1)
$6,115,000	5.000%	08/15/2021	$ 6,669,141
Town of Hamden GO Refunding Bonds Series 2013 (A+/Baa2)
1,685,000	5.000	08/15/2018	1,717,571
2,000,000	5.000	08/15/2019	2,095,600
University of Connecticut RB Refunding Series 2010 A (AA-/A1)
2,775,000	5.000	02/15/2021	2,951,990
West Haven GO Bonds Series 2017 A (BBB/Baa3)
220,000	3.000	11/01/2018	220,550
300,000	3.000	11/01/2019	300,471
400,000	4.000	11/01/2020	409,988
400,000	4.000	11/01/2021	411,284
415,000	5.000	11/01/2022	446,615
400,000	5.000	11/01/2023	434,660
West Haven GO Bonds Series 2017 B (BBB/Baa3)
200,000	3.000	11/01/2019	200,314
390,000	4.000	11/01/2020	399,739
790,000	5.000	11/01/2022	850,182
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
2,100,000	4.000	08/01/2018	2,125,074

			149,470,401

Delaware – 0.1%
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/2019	1,995,019
New Castle County GO Refunding Bonds Series 2015 (AAA/Aaa)
1,000,000	5.000	10/01/2020	1,090,630

			3,085,649

Florida – 3.4%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB/NR)
315,000	2.000	05/01/2018	315,117
320,000	2.000	05/01/2019	319,456
325,000	2.000	05/01/2020	322,289
335,000	2.250	05/01/2021	332,126
340,000	2.250	05/01/2022	334,332
350,000	2.500	05/01/2023	345,341
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
970,000	4.000	11/15/2018	988,925
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
160,000	2.000	05/01/2018	160,253
165,000	2.000	05/01/2019	165,516
170,000	2.000	05/01/2020	169,998
170,000	2.000	05/01/2021	169,130
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
570,000	2.000	05/01/2018	570,901
580,000	2.300	05/01/2019	584,083
600,000	2.600	05/01/2020	608,142
615,000	3.000	05/01/2021	631,488
500,000	3.125	05/01/2022	516,890
500,000	3.250	05/01/2023	518,335

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
$125,000	2.000%	05/01/2018	$ 125,197
105,000	2.000	05/01/2019	105,329
130,000	2.250	05/01/2020	130,734
130,000	2.250	05/01/2021	130,372
135,000	2.250	05/01/2022	134,722
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
265,000	3.500	05/01/2018	266,545
275,000	3.500	05/01/2019	280,192
285,000	3.500	05/01/2020	293,422
295,000	3.500	05/01/2021	305,888
305,000	3.500	05/01/2022	317,685
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (BBB-/NR)
170,000	2.000	05/01/2018	170,058
175,000	2.000	05/01/2019	174,998
180,000	2.000	05/01/2020	179,510
185,000	2.100	05/01/2021	183,995
185,000	2.375	05/01/2022	183,829
190,000	2.500	05/01/2023	187,844
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,015,000	5.000	07/01/2023	2,322,388
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
990,000	1.900	09/01/2020	991,010
1,240,000	2.125	09/01/2022	1,245,195
1,095,000	2.250	09/01/2023	1,103,125
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
210,000	2.000	05/01/2018	210,181
215,000	2.000	05/01/2019	215,054
220,000	2.000	05/01/2020	218,904
225,000	2.250	05/01/2021	224,138
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
190,000	3.000	11/01/2018	192,491
195,000	3.250	11/01/2019	200,593
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
1,375,000	5.000	05/01/2018	1,390,867
1,890,000	5.000	05/01/2019	1,971,497
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB/NR)
795,000	2.000	05/01/2018	795,294
810,000	2.000	05/01/2019	808,623
830,000	2.000	05/01/2020	824,564
845,000	2.000	05/01/2021	833,170
860,000	2.125	05/01/2022	844,064
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
114,000	2.125	05/01/2018	114,145
117,000	2.125	05/01/2019	117,220
119,000	2.375	05/01/2020	119,414
122,000	2.625	05/01/2021	122,988
126,000	2.750	05/01/2022	127,231
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (A-/NR)
180,000	2.250	05/01/2018	180,496
180,000	2.500	05/01/2019	182,000
185,000	2.750	05/01/2020	188,604

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A/A2)(b)(c)
$14,400,000	1.800%	11/19/2020	$ 14,319,792
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	2.400	05/01/2018	250,810
250,000	2.700	05/01/2019	253,430
250,000	3.000	05/01/2020	256,288
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,415,000	2.000	05/01/2018	1,415,481
1,445,000	2.000	05/01/2019	1,444,422
1,475,000	2.000	05/01/2020	1,468,657
1,505,000	2.125	05/01/2021	1,498,017
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (A-/Baa1)
500,000	5.000	04/01/2018	504,075
500,000	5.000	04/01/2019	518,520
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2008 C (AAA/Aa1)
2,990,000	5.000	06/01/2020	3,132,533
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aa1)
5,810,000	5.000	06/01/2021	6,275,323
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(b)(c)
1,700,000	2.450	10/01/2021	1,665,796
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(c)
5,550,000	2.450	10/01/2021	5,438,334
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(c)
1,425,000	2.450	10/01/2021	1,396,329
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
215,000	2.000	05/01/2018	215,340
220,000	2.000	05/01/2019	220,689
225,000	2.000	05/01/2020	224,998
230,000	2.000	05/01/2021	228,822
235,000	2.500	05/01/2022	236,922
245,000	2.500	05/01/2023	244,875
245,000	2.500	05/01/2024	241,320
255,000	2.750	05/01/2025	251,489
260,000	3.000	05/01/2026	258,853
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(f)
215,000	3.500	05/01/2019	219,971
225,000	3.500	05/01/2020	232,790
235,000	3.500	05/01/2021	245,053
245,000	3.500	05/01/2022	257,039
250,000	3.500	05/01/2023	262,265
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
170,000	4.000	05/01/2018	171,161
175,000	4.000	05/01/2019	179,305
185,000	4.000	05/01/2020	191,743
190,000	4.000	05/01/2021	198,856
200,000	4.000	05/01/2022	211,134
205,000	4.000	05/01/2023	217,718

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
$415,000	2.000%	05/01/2018	$ 415,357
425,000	2.250	05/01/2019	426,492
535,000	2.500	05/01/2020	538,857
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
275,000	2.000	05/01/2018	275,102
280,000	2.000	05/01/2019	279,524
285,000	2.250	05/01/2020	284,225
290,000	2.250	05/01/2021	287,512
295,000	2.250	05/01/2022	290,082
305,000	2.500	05/01/2023	300,941
315,000	2.750	05/01/2024	311,919
320,000	3.000	05/01/2025	318,531
Hillsborough County School Board COPS Refunding for Florida Master Lease Program Series 2017 C (AA-/Aa2)
1,350,000	5.000	07/01/2019	1,415,664
10,000,000	5.000	07/01/2020	10,789,900
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
6,250,000	5.000	11/15/2018	6,431,500
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)
260,000	3.500	05/01/2018	261,568
270,000	3.500	05/01/2019	275,133
275,000	3.500	05/01/2020	283,189
290,000	3.500	05/01/2021	300,797
300,000	3.500	05/01/2022	312,603
305,000	3.500	05/01/2023	318,877
320,000	3.500	05/01/2024	334,221
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (A-/NR)
285,000	3.800	05/01/2018	287,223
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB+/Baa1)
2,220,000	4.000	11/15/2018	2,257,340
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A+/A1)(f)
2,300,000	4.000	03/01/2018	2,309,200
2,390,000	5.000	03/01/2019	2,483,066
2,510,000	5.000	03/01/2020	2,658,567
2,635,000	5.000	03/01/2021	2,853,152
2,770,000	5.000	03/01/2022	3,061,598
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2006 (A-/NR)
6,000,000	1.500	10/01/2018	6,006,600
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
750,000	5.000	01/01/2019	771,743
1,000,000	5.000	01/01/2020	1,055,550
1,000,000	5.000	01/01/2021	1,080,710
1,000,000	5.000	01/01/2022	1,104,090
Orlando Florida Capital Improvement Special RB Refunding Series 2016 B (AA/Aa2)
1,525,000	5.000	10/01/2021	1,702,068
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,245,000	5.000	04/01/2018	1,255,495
1,305,000	5.000	04/01/2019	1,356,626
1,375,000	5.000	04/01/2020	1,467,868
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(b)(c)
7,340,000	3.000	10/01/2020	7,630,811

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
$630,000	4.000%	11/01/2018	$ 638,455
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
475,000	2.000	05/01/2018	475,409
485,000	2.000	05/01/2019	485,121
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
135,000	2.250	05/01/2018	135,435
140,000	2.875	05/01/2019	142,500
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
225,000	2.625	05/01/2018	225,540
230,000	3.000	05/01/2019	232,601
Reedy Creek Improvement District GO Bonds Series 2017 A (AA-/Aa3)
4,630,000	5.000	06/01/2021	5,126,105
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,930,000	4.000	05/01/2020	1,967,789
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
355,000	2.000	05/01/2018	355,561
360,000	2.000	05/01/2019	361,127
365,000	2.000	05/01/2020	364,996
375,000	2.000	05/01/2021	373,080
385,000	2.500	05/01/2022	388,149
395,000	2.500	05/01/2023	394,799
405,000	2.500	05/01/2024	398,917
415,000	2.750	05/01/2025	409,285
425,000	3.000	05/01/2026	423,126
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
95,000	2.500	05/01/2018	95,339
90,000	2.750	05/01/2019	91,294
100,000	3.000	05/01/2020	102,515
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
215,000	2.000	05/01/2018	214,802
380,000	2.125	05/01/2019	380,715
390,000	2.250	05/01/2020	390,257
400,000	2.625	05/01/2021	403,240
405,000	2.875	05/01/2022	411,018
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
320,000	2.000	11/01/2018	320,310
325,000	2.000	11/01/2019	324,243
330,000	2.250	11/01/2020	328,918
330,000	2.250	11/01/2021	326,763
335,000	2.250	11/01/2022	328,809
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
295,000	2.000	05/01/2018	295,254
300,000	2.000	05/01/2019	300,075
310,000	2.000	05/01/2020	308,456
100,000	2.000	05/01/2021	98,821
100,000	2.125	05/01/2022	98,429
100,000	2.375	05/01/2023	98,298
100,000	2.500	05/01/2024	97,701
100,000	2.750	05/01/2025	98,364
100,000	3.000	05/01/2026	99,268

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
$330,000	4.000%	05/01/2018	$ 332,264
345,000	4.125	05/01/2019	353,956
375,000	4.375	05/01/2021	397,061
390,000	4.500	05/01/2022	419,141
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB+/NR)
110,000	2.500	05/01/2018	110,353
115,000	2.875	05/01/2019	116,675
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
240,000	2.000	05/01/2018	239,959
245,000	2.000	05/01/2019	243,902
250,000	2.000	05/01/2020	244,623
255,000	2.250	05/01/2021	248,574
260,000	2.250	05/01/2022	251,103
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
170,000	2.000	05/01/2018	170,268
175,000	2.000	05/01/2019	175,548
175,000	2.000	05/01/2020	174,998
180,000	2.250	05/01/2021	180,515
185,000	2.250	05/01/2022	184,619
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
110,000	3.000	05/01/2018	110,572
110,000	3.250	05/01/2019	112,300
115,000	3.500	05/01/2020	119,195
115,000	3.750	05/01/2021	120,915
125,000	3.875	05/01/2022	132,639
125,000	4.000	05/01/2023	132,116
135,000	4.125	05/01/2024	143,908
140,000	4.150	05/01/2025	148,730
145,000	4.250	05/01/2026	154,384
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
400,000	2.300	05/01/2019	401,664
125,000	2.600	05/01/2020	126,070
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB/NR)
165,000	2.000	05/01/2018	165,142
165,000	2.000	05/01/2019	165,258
165,000	2.000	05/01/2020	164,551
355,000	2.250	05/01/2021	353,640
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
230,000	2.500	05/01/2018	230,738
235,000	2.875	05/01/2019	238,793
240,000	3.000	05/01/2020	242,964
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
295,000	2.000	05/01/2018	295,254
300,000	2.250	05/01/2019	301,053
305,000	2.500	05/01/2020	306,921
315,000	2.750	05/01/2021	318,802
325,000	3.000	05/01/2022	331,487
335,000	3.100	05/01/2023	341,268
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
960,000	4.500	05/01/2023	1,030,512

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
$250,000	4.000%	05/01/2018	$ 251,585
250,000	4.000	05/01/2019	255,752
350,000	4.000	05/01/2020	362,677
360,000	4.000	05/01/2021	377,482
375,000	4.000	05/01/2022	397,294
395,000	4.000	05/01/2023	421,726
415,000	4.000	05/01/2024	446,175
320,000	4.000	05/01/2025	344,611
Village Community Development District No. 7 Special Assessment RB Refunding Series 2015 (A/NR)
1,425,000	3.000	05/01/2019	1,449,197
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
195,000	2.000	11/01/2018	195,189
195,000	2.000	11/01/2019	194,546
200,000	2.250	11/01/2020	199,344
205,000	2.250	11/01/2021	202,989
210,000	2.250	11/01/2022	206,119
215,000	2.500	11/01/2023	211,891
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
375,000	2.500	05/01/2018	376,204
385,000	2.000	05/01/2019	386,205
390,000	2.375	05/01/2020	393,303
400,000	2.625	05/01/2021	405,936
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
95,000	2.250	05/01/2018	95,262
95,000	2.875	05/01/2019	96,521

			169,321,076

Georgia – 3.7%
Atlanta Water & Wastewater RB Refunding Series 2009 A (AA-/Aa2)(a)
5,645,000	6.000	11/01/2019	6,093,721
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/A3)(b)(c)
6,500,000	1.850	08/22/2019	6,444,945
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	637,060
500,000	5.000	12/01/2022	564,325
500,000	5.000	12/01/2023	573,905
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,810,000	5.000	10/01/2019	13,562,844
12,135,000	5.000	10/01/2020	13,203,972
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
34,820,000	4.000	10/01/2020	37,005,999
31,115,000	4.000	10/01/2021	33,711,547
18,845,000	4.000	10/01/2022	20,785,093
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/2018	1,020,211
Georgia State GO Bonds Series 2017 A-1 (AAA/Aaa)
20,000,000	5.000	02/01/2021	22,021,400
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	10,363,088

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
	(3 Mo. LIBOR + 0.60%),
$12,800,000	1.495%	10/01/2024	$ 12,653,056
Public Gas Partners Inc., Gas Project RB for Gas Supply Pool No. 1 Series 2009 A (A+/WR)
5,950,000	5.000	10/01/2019	6,278,559

			184,919,725

Guam – 0.4%
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
1,000,000	5.000	12/01/2018	1,026,480
1,500,000	5.000	12/01/2019	1,580,760
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (A/NR)
265,000	4.000	11/15/2018	269,526
3,775,000	5.000	11/15/2021	4,138,193
Guam Power Authority RB Series 2010 A (BBB/Baa2)(a)
7,495,000	5.500	10/01/2020	8,231,983
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/2021	337,296
500,000	5.000	07/01/2022	554,660
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
100,000	5.000	07/01/2019	104,034
400,000	5.000	07/01/2021	435,220
400,000	5.000	07/01/2022	443,732
500,000	5.000	07/01/2023	563,165
400,000	5.000	07/01/2024	456,260

			18,141,309

Hawaii – 0.5%
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
15,000,000	3.000	10/01/2021	15,682,050
Honolulu City and County GO Bonds Series C (AA+/Aa1)
6,720,000	4.000	10/01/2019	6,991,488

			22,673,538

Idaho – 0.0%
Boise City Independent School District GO Refunding Bonds Series 2012 B (AA/Aa1)
2,095,000	4.000	08/01/2018	2,126,216

Illinois – 9.2%
Chicago Illinois Board of Education Dedicated Revenues Series 2007 D (AGM) (AA/A2)
5,000,000	5.000	12/01/2021	5,071,600
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE-IBC FGIC) (B/A3)
1,575,000	5.250	12/01/2020	1,684,415
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE FGIC) (B/A3)(e)
6,595,000	0.000	12/01/2019	6,245,465
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series C (BBB+/Ba1)(e)
4,645,000	0.000	01/01/2023	3,813,220
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/A3)
10,020,000	5.500	01/01/2023	10,863,383

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
$4,980,000	5.000%	01/01/2023	$ 5,424,316
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/2022	5,627,826
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,075,000	5.000	01/01/2022	2,245,565
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/A3)
5,000,000	5.000	01/01/2030	5,007,050
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,345,000	5.000	01/01/2022	15,524,159
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
1,350,000	5.000	01/01/2020	1,414,989
2,000,000	5.000	01/01/2021	2,133,260
16,000,000	5.000	01/01/2022	17,302,720
13,250,000	5.000	01/01/2023	14,432,165
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A/A3)
400,000	5.000	01/01/2019	413,728
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
1,080,000	5.000	12/01/2019	1,133,568
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,000,000	5.000	01/01/2021	4,364,160
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (AA/NR)(a)
1,250,000	5.000	01/01/2021	1,369,550
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,081,620
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,217,321
1,450,000	5.000	01/01/2022	1,600,930
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	648,972
1,660,000	5.000	01/01/2022	1,832,789
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,500,000	5.000	11/01/2020	2,707,275
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
2,500,000	5.000	11/01/2019	2,638,975
1,400,000	5.000	11/01/2020	1,512,056
1,000,000	5.000	11/01/2021	1,101,830
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,500,000	5.000	11/15/2019	1,583,430
1,000,000	4.000	11/15/2020	1,057,150
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
690,000	4.000	12/01/2019	717,586
675,000	4.000	12/01/2020	711,612
710,000	4.000	12/01/2021	760,112
800,000	4.000	12/01/2022	864,736
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,365,000	4.000	12/01/2018	1,393,624
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)(c)
6,000,000	1.550	02/13/2020	6,014,880

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
$300,000	3.000%	06/01/2018	$ 301,455
125,000	3.000	12/01/2018	126,178
200,000	3.000	12/01/2019	202,938
400,000	4.000	12/01/2020	417,768
425,000	4.000	12/01/2021	445,370
300,000	5.000	12/01/2022	327,489
450,000	5.000	12/01/2023	495,072
Illinois Finance Authority RB for Advocate Health Care Network Series 2008 C-3B (AA/Aa2)(b)(c)
2,750,000	1.050	07/30/2018	2,741,530
Illinois Finance Authority RB for Prairie Power, Inc. Project RMKT 05/08/17 Series 2017 A (A/NR)(b)(c)
6,825,000	1.750	05/06/2020	6,849,979
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
2,070,000	3.250	05/15/2022	2,112,559
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
255,000	4.000	09/01/2020	267,469
500,000	4.000	09/01/2021	530,575
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(b)(c)
3,365,000	5.000	12/15/2022	3,835,057
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA/NR)
300,000	5.000	01/01/2020	318,237
500,000	5.000	01/01/2021	544,150
1,000,000	5.000	01/01/2022	1,115,030
1,500,000	5.000	01/01/2023	1,710,585
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
14,360,000	4.000	01/01/2019	14,544,813
2,445,000	5.000	03/01/2019	2,508,497
Illinois State GO Bonds Series 2012 A (BBB-/Baa3)
10,085,000	3.000	01/01/2018	10,085,000
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
3,645,000	5.000	07/01/2019	3,763,171
3,990,000	5.500	07/01/2024	4,415,134
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
3,450,000	4.000	02/01/2018	3,454,623
3,730,000	5.000	02/01/2019	3,820,453
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
25,000,000	5.000	11/01/2019	25,986,000
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
9,525,000	5.000	11/01/2022	10,193,464
44,500,000	5.000	11/01/2023	47,916,265
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
16,000,000	4.000	09/01/2020	16,170,720
Illinois State GO Refunding Bonds Series 2010 (BBB-/Baa3)
18,505,000	5.000	01/01/2018	18,505,000
16,490,000	5.000	01/01/2020	17,127,009
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,295,000	5.000	08/01/2019	7,543,176
10,925,000	5.000	08/01/2020	11,457,375
1,000,000	5.000	08/01/2021	1,058,290
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa3)
20,000,000	5.000	02/01/2020	20,803,600
25,110,000	5.000	02/01/2021	26,401,658
5,000,000	5.000	02/01/2022	5,307,950
Illinois State Sales Tax RB Junior Obligation Series 2016 A (AA-/NR)
1,475,000	5.000	06/15/2022	1,653,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (AA-/NR)
$675,000	4.000%	06/15/2021	$ 718,855
2,875,000	5.000	06/15/2022	3,223,507
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (AA-/NR)
3,185,000	4.000	06/15/2021	3,391,929
McHenry and Lake County Community High School No. 156 GO Refunding Bonds Series 2013 A (NR/Aa2)
2,690,000	3.000	02/01/2018	2,692,986
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2017 (ETM) (NATL-RE) (NR/NR)(a)(e)
2,430,000	0.000	06/15/2018	2,413,379
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2017 (NATL-RE) (BB+/NR)(e)
75,000	0.000	06/15/2018	74,073
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,000,000	5.000	06/01/2022	5,532,100
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,000,000	5.000	03/01/2021	2,179,000
State of Illinois Build Illinois Sales Tax RB Refunding Bonds Series 2010 (AA-/NR)
1,170,000	5.000	06/15/2018	1,186,743
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,245,000	5.000	02/01/2023	3,471,112
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,000,000	5.000	02/01/2019	2,048,500
2,360,000	5.000	02/01/2023	2,524,445
University of Illinois Board Trustees COP RB Refunding Series 2016 A (A-/A1)
5,250,000	5.000	08/15/2020	5,572,088
5,000,000	5.000	08/15/2021	5,411,550
Will & Kendall Counties Community Consolidated School District No. 202 GO Refunding Bonds Series 2017 (NR/Aa2)
9,650,000	2.000	01/01/2019	9,676,538

			457,690,281

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A-/A1)(b)(c)
15,000,000	1.850	10/01/2019	15,092,550
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/WR)(a)
4,585,000	5.625	08/01/2018	4,694,673
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
855,000	5.000	05/01/2020	915,491
Indiana Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A+/NR)
800,000	5.000	03/01/2018	804,480
500,000	5.000	03/01/2019	518,705
650,000	5.000	03/01/2020	691,255
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB RMKT 08/01/17 Series 2005 A-3 (AA/Aa3)(b)(c)
4,585,000	1.350	08/04/2020	4,519,343

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB RMKT 08/01/17 Series 2005 A-5 (AA/Aa3)(b)(c)
$5,535,000	1.350%	08/04/2020	$ 5,455,739
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (NR/Aa3)(b)(c)
4,505,000	1.375	05/01/2020	4,453,373
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (NR/NR)(a)(b)(c)
95,000	1.375	05/01/2020	94,383
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
375,000	5.000	07/15/2020	401,884
465,000	3.000	01/15/2021	476,960
250,000	5.000	07/15/2021	274,295
405,000	3.000	01/15/2022	418,069
200,000	5.000	07/15/2022	224,218
300,000	5.000	01/15/2023	339,354
375,000	3.000	07/15/2023	388,564

			39,763,336

Iowa – 0.0%
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	5.000	08/01/2018	1,020,520

Kansas – 0.5%
Johnson County Public Building Commission RB Refunding for Kansas Lease Purchase Series 2015 B (AAA/Aaa)
2,735,000	2.000	09/01/2019	2,751,492
3,810,000	2.000	09/01/2020	3,846,538
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2015 B (AA+/Aaa)
4,725,000	5.000	10/01/2019	4,998,483
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2017 A (AA+/Aaa)
5,955,000	5.000	10/01/2020	6,491,367
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,455,000	4.000	10/01/2020	3,666,169
3,000,000	4.000	10/01/2021	3,233,370
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,130,000	3.000	10/01/2019	1,156,103

			26,143,522

Kentucky – 0.8%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BBB/Baa3)
200,000	5.000	06/01/2018	202,298
350,000	5.000	06/01/2019	362,593
500,000	5.000	06/01/2020	528,700
1,100,000	5.000	06/01/2021	1,186,735
2,450,000	5.000	06/01/2022	2,688,140
1,000,000	5.000	06/01/2023	1,113,450
Kentucky State Property and Buildings Commission for Project 117 RB Refunding Series 2017 D (A+/A1)
4,000,000	5.000	05/01/2021	4,381,640
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A/A1)
4,480,000	5.000	11/01/2018	4,604,679

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (AA-/Aa3)
$950,000	2.000%	07/01/2020	$ 954,845
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
625,000	5.000	10/01/2019	657,081
550,000	5.000	10/01/2020	593,912
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Company Project RMKT 06/01/17 Series 2017 A (A/A1)(b)(c)
4,000,000	1.250	06/03/2019	3,960,480
Louisville & Jefferson County Metropolitan Sewer District RB for Sewer & Drainage System Series 2009 B (AA/Aa3)
2,000,000	5.000	05/15/2019	2,091,520
Louisville & Jefferson County PCRB for Louisville Gas & Electric Company Project RMKT 04/03/17 Series 2003 A (A/A1)(b)(c)
6,000,000	1.500	04/01/2019	5,978,640
University of Kentucky General Receipts RB Refunding Series 2015 B (AA/Aa2)
3,730,000	5.000	10/01/2018	3,827,875
University of Kentucky General Receipts RB Refunding Series 2015 C (AA/Aa2)
1,705,000	4.000	10/01/2018	1,737,173
University of Louisville General Receipts RB Refunding Series 2016 C (A+/A1)
4,680,000	3.000	09/01/2021	4,852,739

			39,722,500

Louisiana – 0.4%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/2019	3,190,020
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (AA+/A1)
680,000	2.000	07/15/2018	681,686
1,040,000	4.000	07/15/2018	1,053,593
1,000,000	5.000	07/15/2019	1,049,420
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,565,000	3.000	02/01/2018	1,566,847
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Southeastern Louisiana Student Series 2004 B (NATL-RE) (NR/A3)(c)
10,675,000	2.450	08/01/2034	9,607,500
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
735,000	2.250	10/01/2021	738,675
815,000	5.000	10/01/2021	901,211
800,000	2.500	10/01/2022	811,464
950,000	5.000	10/01/2022	1,072,844

			20,673,260

Maine – 0.1%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
685,000	5.000	10/01/2019	724,285
1,985,000	4.000	10/01/2020	2,104,676
1,345,000	4.000	10/01/2021	1,450,636

			4,279,597

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maryland – 3.2%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
$200,000	3.000%	09/01/2018	$ 202,242
350,000	4.000	09/01/2019	364,413
500,000	5.000	09/01/2020	543,425
500,000	5.000	09/01/2021	555,870
500,000	5.000	09/01/2022	568,575
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
3,055,000	4.000	11/01/2018	3,119,583
City of Baltimore RB for Water Projects Series 2002 Subseries B (NATL-RE FGIC) (AA/Aa3)(c)
11,350,000	2.207	07/01/2037	9,620,033
City of Baltimore RB for Water Projects Series 2002 Subseries C (AA-/A1)(c)
7,025,000	2.327	01/03/2018	5,936,336
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,282,198
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
600,000	4.000	06/01/2019	619,152
600,000	4.000	06/01/2020	631,290
660,000	4.000	06/01/2021	706,688
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2014 B (AAA/Aaa)(a)
19,845,000	5.000	08/01/2022	22,548,484
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2014 C (AAA/Aaa)
58,585,000	5.000	08/01/2021	65,353,911
Maryland State GO Bonds for State and Local Facilities Loan Series 2012 B (AAA/Aaa)
8,980,000	5.000	03/15/2020	9,639,222
Maryland State GO Bonds for State and Local Facilities Loan Series 2013 B (AAA/Aaa)(a)
5,140,000	5.000	03/01/2021	5,649,785
Prince George’s County GO Refunding Bonds for Consolidated Public Improvement Series 2016 B (AAA/Aaa)
5,000,000	4.000	07/15/2021	5,399,900
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(b)(c)
2,010,000	1.250	06/01/2018	2,005,055
Washington Suburban Sanitary District GO Refunding Bonds Consolidated Public Improvement Second Series 2016 (AAA/Aaa)
5,660,000	5.000	06/01/2018	5,744,108
5,555,000	5.000	06/01/2019	5,824,584
Washington Suburban Sanitary District GO Refunding Bonds Consolidated Public Improvement Series 2015 (AAA/Aaa)
9,905,000	3.000	06/01/2019	10,110,232

			158,425,086

Massachusetts – 4.7%
Massachusetts Bay Transportation Authority RB Series 2017 (AA/Aa3)
50,000,000	4.000	12/01/2021	54,313,500
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA/Aa2)(e)
8,255,000	0.000	07/01/2021	7,675,829
Massachusetts Commonwealth GO Refunding Bonds Series 2017 A (AA/Aa1)(d)
	(MUNIPSA + 0.47%),
40,000,000	2.180	02/01/2019	40,063,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AAA/Aa1)(a)
$10,000,000	5.000%	06/01/2021	$ 11,075,000
Massachusetts Commonwealth Transportation Fund RB for Rail Enhancement Program Series 2015 A (AAA/Aa1)
4,000,000	5.000	06/01/2020	4,317,400
11,155,000	5.000	06/01/2021	12,377,588
Massachusetts Development Finance Agency RB for Harvard University Series 2009 A (NR/NR)(a)
28,790,000	5.500	11/15/2018	29,795,059
Massachusetts School Building Authority RB Refunding Senior Dedicated Sales Tax Series 2012 B (AA+/Aa2)
3,000,000	5.000	08/15/2020	3,255,480
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A+/Aa3)
10,000,000	1.500	08/01/2019	9,987,500
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
15,145,000	1.492	05/01/2037	14,453,631
Massachusetts State GO Bonds Consolidated Loan Series 2009 A (AA/Aa1)(a)
5,210,000	5.000	03/01/2019	5,418,400
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
26,075,000	1.492	05/01/2037	24,884,676
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA/Aa1)(d)
	(MUNIPSA + 0.43%),
7,000,000	2.140	01/01/2018	7,000,000
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.55%),
8,000,000	1.472	11/01/2025	7,974,800

			232,592,463

Michigan – 2.9%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
3,635,000	5.000	05/01/2021	4,006,533
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
2,500,000	5.000	05/01/2022	2,822,675
1,275,000	5.000	11/01/2022	1,454,571
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
2,990,000	5.250	07/01/2020	3,242,804
Detroit Michigan Sewage Disposal System RB Senior Lien RMKT 06/17/09 Series 2003 B (AGM) (AA/NR)(a)
1,800,000	7.500	07/01/2019	1,955,376
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (AA-/NR)
1,250,000	5.000	05/01/2020	1,341,050
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
365,000	5.000	05/01/2018	368,957
900,000	5.000	05/01/2019	937,359
Michigan Finance Authority Hospital Project RB Refunding Ascension Senior Credit Series 2016 E-1 (AA+/Aa2)(b)(c)
3,000,000	1.100	08/15/2019	2,965,740

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A/A1)
$2,300,000	4.000%	08/01/2020	$ 2,424,499
3,635,000	5.000	08/01/2021	4,025,581
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A3)
200,000	5.000	11/15/2019	211,502
200,000	5.000	11/15/2020	216,224
500,000	5.000	11/15/2021	553,175
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (MUN GOVT GTD) (A-/Aa2)
3,500,000	5.000	04/01/2020	3,702,300
1,510,000	5.000	04/01/2021	1,635,224
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
500,000	3.400	10/01/2020	502,460
500,000	3.600	10/01/2021	507,340
500,000	3.800	10/01/2022	513,090
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000	07/01/2021	5,657,846

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5 (NATL-RE FGIC) (A-/A3)

1,500,000	5.000	07/01/2018	1,523,970
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/2020	3,413,389
10,000,000	5.000	07/01/2021	11,039,700
9,225,000	5.000	07/01/2022	10,370,837
5,000,000	5.000	07/01/2023	5,718,050

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE FGIC) (A-/A3)

7,410,000	5.000	07/01/2018	7,528,412
5,000,000	5.000	07/01/2019	5,229,600
1,390,000	5.000	07/01/2020	1,495,556
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (A-/A3)
700,000	5.000	07/01/2019	731,087
375,000	5.000	07/01/2020	401,295
750,000	5.000	07/01/2021	816,563
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
1,400,000	4.000	07/01/2018	1,412,950
1,125,000	5.000	07/01/2019	1,167,683
1,200,000	5.000	07/01/2020	1,279,008
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
1,135,000	5.000	10/01/2018	1,163,840
825,000	5.000	10/01/2019	869,534
1,140,000	5.000	10/01/2020	1,197,707

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
$4,085,000	5.000%	01/01/2020	$ 4,290,516
Michigan Flushing Community Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (NR/Aa1)
1,040,000	4.000	05/01/2019	1,070,971
500,000	4.000	05/01/2020	524,955
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(b)(c)
3,050,000	2.000	05/30/2018	3,056,649
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(b)(c)
2,600,000	1.900	04/01/2021	2,591,836
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(b)(c)
4,400,000	2.400	03/15/2023	4,468,992
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(b)(c)
2,000,000	1.450	09/01/2021	1,979,500
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
4,000,000	1.450	09/01/2021	3,959,000
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/2018	1,010,680
2,475,000	5.000	05/01/2020	2,653,522
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/2018	882,368
700,000	4.000	05/01/2019	722,253
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/2019	1,577,670
St. Clair County Michigan East China School District 2015 School Bus GO Refunding Bonds Series I (Q-SBLF) (AA-/NR)
3,170,000	3.000	05/01/2019	3,223,002
University of Michigan RB Refunding Series 2010 C (AAA/Aaa)
4,555,000	5.000	04/01/2021	4,898,128
Warren Consolidated School District Unlimited Tax GO Refunding Bonds Series 2016 B (BAM) (AA/NR)
1,625,000	4.000	05/01/2018	1,638,309
1,790,000	5.000	05/01/2019	1,865,502
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 A (Q-SBLF) (AA-/NR)
1,420,000	4.000	05/01/2019	1,456,806
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA-/NR)
1,260,000	4.000	05/01/2020	1,315,831
1,000,000	5.000	05/01/2021	1,093,050
1,000,000	5.000	05/01/2022	1,118,030
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/2018	1,309,472
1,385,000	5.000	12/01/2019	1,470,565
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/2019	1,023,280

			143,604,374

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Minnesota – 0.9%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AA+/NR)(e)
$675,000	0.000%	02/01/2021	$ 635,864
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,190,000	1.500	06/01/2018	3,191,404
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corporation Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	533,195
500,000	4.000	05/01/2022	541,250
500,000	5.000	05/01/2023	572,715
Minneapolis Minnesota Various Purpose GO Improvement Bonds Series 2016 (AAA/Aa1)
10,000,000	2.000	12/01/2020	10,087,600
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/2018	504,315
Minnesota State Trunk Highway GO Bonds Series 2017 B (AA+/Aa1)
1,730,000	5.000	10/01/2019	1,830,132
5,700,000	5.000	10/01/2021	6,383,829
5,700,000	5.000	10/01/2022	6,548,160
Minnesota State Trunk Highway GO Refunding Bonds Series 2014 E (AA+/Aa1)
12,220,000	2.000	08/01/2018	12,258,493
University of Minnesota GO Bonds Series 2017 (AA/Aa1)
1,700,000	4.000	09/01/2019	1,767,728

			44,854,685

Mississippi – 0.1%
Mississippi State GO Refunding Bonds Series 2017 B (AA/Aa2)(b)
	(1 Mo. LIBOR + 0.33%),
7,000,000	1.242	09/01/2020	6,953,590

Missouri – 0.7%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
300,000	5.000	03/01/2019	309,639
325,000	5.000	03/01/2020	343,174
400,000	5.000	03/01/2021	429,948
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
1,995,000	4.000	09/01/2018	2,028,317
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
1,180,000	4.000	06/01/2018	1,191,541
960,000	4.000	06/01/2019	989,827
1,000,000	4.000	06/01/2020	1,040,350
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
24,275,000	5.000	05/01/2019	25,380,726
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/2018	778,104
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,389,506

			36,881,132

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Montana – 0.3%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
$275,000	4.000%	07/01/2019	$ 284,749
240,000	4.000	07/01/2020	253,425
210,000	4.000	07/01/2021	225,653
310,000	5.000	07/01/2022	352,932
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A2)
10,000,000	2.000	08/01/2023	9,778,900
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
330,000	4.000	06/01/2019	341,144
345,000	4.000	12/01/2019	360,321
400,000	4.000	06/01/2020	422,224
500,000	4.000	12/01/2020	533,110
645,000	4.000	06/01/2021	693,956
510,000	4.000	12/01/2021	553,794
260,000	5.000	06/01/2022	295,599
445,000	5.000	12/01/2022	511,866
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
1,750,000	3.000	06/01/2018	1,760,185
800,000	4.000	06/01/2018	807,920

			17,175,778

Nebraska – 0.5%
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/A1)(b)(c)
20,000,000	5.000	12/01/2019	21,154,000
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
750,000	4.000	11/01/2019	777,045
690,000	4.000	11/01/2020	723,713
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa2)
1,785,000	3.000	10/15/2018	1,806,724

			24,461,482

Nevada – 0.9%
Clark County Pollution Control RB Refunding for Nevada Power Company Project Series 2017 (A+/A2)(b)(c)
1,850,000	1.600	05/21/2020	1,832,851
Clark County School District Limited Tax GO Refunding Bonds Series 2015 B (AA-/A1)
11,900,000	5.000	06/15/2018	12,089,210
10,300,000	5.000	06/15/2019	10,783,173
Nevada State Limited Tax GO Refunding Bonds for Capital Improvement Series 2015 D (AA/Aa2)
18,085,000	5.000	04/01/2021	19,948,659

			44,653,893

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A1)(c)
50,475,000	2.048	05/01/2021	49,608,849
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(b)(c)
1,200,000	2.125	06/01/2018	1,201,728

			50,810,577

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – 6.7%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
$220,000	5.000%	03/01/2020	$ 232,494
500,000	5.000	03/01/2023	561,185
Burlington County New Jersey GO Bonds Series 2015 A (AA/Aa2)
1,080,000	2.000	05/01/2018	1,082,171
1,275,000	2.000	05/01/2019	1,281,490
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/2018	1,153,515
1,300,000	5.000	11/01/2019	1,378,546
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
700,000	4.000	02/15/2019	718,907
725,000	4.000	02/15/2020	757,509
1,025,000	4.000	02/15/2021	1,092,066
Mercer County New Jersey GO Bonds Series 2015 (AA+/NR)
2,355,000	0.050	02/01/2019	2,312,045
Mercer County New Jersey GO Bonds Series 2016 (AA+/NR)
3,380,000	1.500	07/15/2021	3,316,152
Middlesex County New Jersey GO Bonds for General Improvements Series 2016 (AAA/NR)
4,675,000	3.000	01/15/2020	4,805,433
Morris County Improvement Authority RB Refunding for Governmental Loan Series 2015 (CNTY GTD) (AAA/Aaa)
4,000,000	3.000	05/01/2019	4,073,760
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
180,000	4.000	07/01/2021	189,970
220,000	4.000	01/01/2022	232,643
225,000	4.000	07/01/2022	238,770
270,000	4.000	01/01/2023	286,556
275,000	4.000	07/01/2023	292,419
320,000	4.000	01/01/2024	339,059
325,000	4.000	07/01/2024	344,640
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2011 GG (ETM) (ST APPROP) (NR/Baa1)(a)
4,485,000	5.000	09/01/2019	4,730,105
New Jersey Economic Development Authority RB for School Facilities Construction Series 2017 DDD (BBB+/Baa1)
500,000	5.000	06/15/2019	518,485
600,000	5.000	06/15/2020	634,692
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,954,789
1,000,000	4.000	06/01/2022	1,078,320
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(d)
	(MUNIPSA + 1.25%),
13,315,000	2.960	09/01/2025	13,041,909
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB-/Baa2)
1,265,000	4.000	07/01/2018	1,275,069
New Jersey Educational Facilities Authority RB Refunding for New Jersey City University Series 2016 D (AGM) (AA/A2)
2,085,000	3.000	07/01/2019	2,121,112
2,150,000	3.000	07/01/2020	2,212,651
2,210,000	3.000	07/01/2021	2,291,063

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (A-/NR)
$630,000	4.000%	07/01/2018	$ 637,226
315,000	5.000	07/01/2019	329,988
315,000	5.000	07/01/2020	339,078
485,000	5.000	07/01/2021	534,906
440,000	5.000	07/01/2022	496,470
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (BBB/Baa2)
750,000	5.000	07/01/2021	821,850
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A+/A1)
400,000	5.000	07/01/2018	406,812
New Jersey Health Care Facilities Financing Authority RB Refunding for Robert Wood Johnson University Hospital Series 2010 (NR/WR)(a)
5,000,000	5.000	01/01/2020	5,312,050
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
4,300,000	5.000	07/01/2018	4,361,877
1,530,000	5.000	07/01/2019	1,593,097
1,000,000	5.000	07/01/2020	1,067,850
1,000,000	5.000	07/01/2021	1,093,330
1,240,000	5.000	07/01/2022	1,385,551
New Jersey State GO Refunding Bonds Series 2016 T (A-/A3)
7,515,000	5.000	06/01/2018	7,622,915
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
7,500,000	5.000	09/15/2018	7,649,625
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
22,000,000	5.000	01/01/2020	23,431,100
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (A+/A2)(d)
	(1 Mo. LIBOR + 0.34%),
1,290,000	1.293	01/01/2021	1,285,691
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
	(1 Mo. LIBOR + 0.48%),
5,000,000	1.433	01/01/2022	4,997,550
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
	(1 Mo. LIBOR + 0.60%),
15,565,000	1.553	01/01/2023	15,572,316
New Jersey State Turnpike Authority RB Series 2012 B (A+/A2)
10,000,000	5.000	01/01/2019	10,345,200
New Jersey State Turnpike Authority RB Series 2013 A (NR/NR)(a)
5,930,000	5.000	07/01/2022	6,754,033
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
5,000,000	0.000	12/15/2028	3,219,800
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-2 (A+/Baa1)
19,950,000	5.000	06/15/2029	20,235,485
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (ST APPROP) (BBB+/Baa1)
2,945,000	5.000	06/15/2019	3,053,877
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2021	10,773,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
$1,000,000	5.000%	06/15/2021	$ 1,077,320
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,550,000	5.250	12/15/2020	16,777,051
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
10,000,000	0.000	12/15/2025	7,518,500
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/A3)(e)
15,000,000	0.000	12/15/2027	10,455,900
14,390,000	0.000	12/15/2030	8,781,929
5,000,000	0.000	12/15/2031	2,917,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2008 A (AA+/Aaa)(a)
1,435,000	6.000	12/15/2018	1,496,648
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,015,000	5.000	12/15/2023	3,379,694
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,010,000	4.000	06/15/2018	2,027,889
1,485,000	5.000	06/15/2020	1,572,318
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
5,115,000	5.000	06/15/2023	5,536,885
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (BBB+/Baa1)
6,235,000	5.000	12/15/2019	6,535,839
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
26,545,000	5.250	12/15/2023	30,117,426
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
8,560,000	5.000	06/15/2030	8,679,754
23,850,000	5.000	06/15/2031	24,176,030
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,010,070
Princeton GO Refunding Bonds Series 2016 (AAA/Aaa)
540,000	3.000	01/01/2020	555,104
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/2018	3,283,439
Township of Old Bridge GO Bonds Series 2017 (NR/Aa1)
2,600,000	2.000	04/01/2019	2,613,390
Township of Parsippany Troy Hills GO Bonds for General Improvement Water Utility 2017 (AA/NR)
4,255,000	2.000	09/15/2021	4,273,126
4,170,000	2.000	09/15/2023	4,158,783
Union County New Jersey GO Bonds Series B (AA+/Aaa)
1,240,000	3.000	03/01/2019	1,260,596
Union County New Jersey GO Refunding Bonds Series B (ETM) (NR/NR)(a)
25,000	3.000	03/01/2019	25,412

			336,098,705

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Mexico – 0.5%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB+/Baa2)(b)(c)
$4,000,000	1.875%	10/01/2021	$ 3,987,720
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)(c)
11,000,000	1.875	10/01/2021	10,966,230
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB+/Baa2)(b)(c)
3,750,000	2.125	06/01/2022	3,766,500
New Mexico Finance Authority Senior Lien Public Project Revolving Fund RB Series 2017 E (AAA/Aa1)
2,550,000	5.000	06/01/2020	2,747,931
2,885,000	5.000	06/01/2021	3,195,138
New Mexico Severance Tax RB Series 2017 A (AA-/Aa2)
1,830,000	5.000	07/01/2019	1,922,067

			26,585,586

New York – 11.6%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,250,000	5.000	07/15/2021	1,387,687
500,000	5.000	07/15/2022	563,540
500,000	5.000	07/15/2023	572,560
City of Yonkers New York School GO Refunding Bonds Series 2014 A (AGM) (AA/A2)
2,890,000	5.000	09/01/2018	2,953,522
3,135,000	5.000	09/01/2019	3,298,898
City of Yonkers New York School GO Refunding Bonds Series 2017 C (BAM) (AA/A2)
2,275,000	5.000	10/01/2024	2,692,508
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (AA-/A1)(b)
	(1 Mo. LIBOR + 0.70%),
20,000,000	1.612	02/01/2020	19,995,600
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (AA-/A1)(b)(c)
20,725,000	5.000	11/15/2019	21,968,086
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (AA-/A1)(b)(c)
13,675,000	5.000	02/15/2020	14,579,601
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (AA-/A1)(b)
	(1 Mo. LIBOR + 0.55%),
27,065,000	1.462	11/01/2022	26,918,037
Metropolitan Transportation Authority RB Series 2011 B (AA-/A1)(b)
	(1 Mo. LIBOR + 0.55%),
26,625,000	1.462	11/01/2022	26,480,426
Metropolitan Transportation Authority RB Subseries 2014 D-2 (AA-/A1)(b)
	(MUNIPSA + 0.45%),
15,000,000	2.160	11/15/2022	14,974,350
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/2018	53,112,963
New York City GO Refunding Bonds RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(d)
	(MUNIPSA + 0.55%),
6,250,000	2.260	08/01/2025	6,249,875

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2015 Subseries BB4 (AA+/Aa1)(b)(c)
$2,165,000	1.610%	01/02/2018	$ 2,165,000
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
3,775,000	5.000	11/01/2022	4,338,645
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(b)(c)
4,870,000	2.000	12/31/2021	4,860,698
New York State Dormitory Authority General Purpose Personal Income Tax RB Refunding Series 2016 D (AAA/Aa1)
7,790,000	5.000	02/15/2022	8,794,521
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2015 E (AAA/Aa1)
7,145,000	5.000	03/15/2021	7,878,506
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
5,000,000	3.000	02/15/2019	5,083,250
1,880,000	4.000	02/15/2020	1,972,703
1,885,000	4.000	02/15/2021	2,017,214
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB/Baa2)
3,665,000	5.000	09/01/2018	3,745,300
New York State Dormitory Authority Sales Tax RB Series 2017 A (AAA/Aa1)
1,185,000	5.000	03/15/2023	1,375,595
New York State Dormitory Authority State Sales Tax RB Series 2015 A (AAA/Aa1)
23,960,000	5.000	03/15/2019	24,953,142
New York State Dormitory Authority State Sales Tax RB Series 2015 B (AAA/Aa1)
15,275,000	5.000	03/15/2020	16,389,464
30,000,000	5.000	03/15/2021	33,109,500
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(c)
70,250,000	1.680	05/01/2034	67,284,748
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1985 B (AMBAC) (A/Aa3)(c)
140,000	0.744	12/01/2025	140,000
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 2003 C (AMBAC) (A/Aa3)(c)
565,000	3.909	12/01/2025	564,717
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. Series 2004 A (XLCA) (A/Aa3)(c)
20,000	3.880	07/01/2029	20,000
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1987 A (AMBAC) (A/Aa3)(c)
2,250,000	3.040	03/01/2027	2,250,000
New York State Energy Research & Development Authority PCRB for Rochester Gas & Electric Corp. Series (NATL-RE) (A-/A3)(b)(c)
6,550,000	1.940	08/01/2032	5,830,351
New York State Energy Research & Development Authority RB for Brooklyn Union Gas Project Series 2000 (NATL-RE) (A-/A2)(c)
20,100,000	2.450	12/01/2020	20,100,000
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
27,750,000	2.450	07/01/2034	26,580,060

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
$29,525,000	5.000%	05/01/2019	$ 30,794,280
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AAA/Aa1)
20,000,000	5.000	03/15/2020	21,450,200
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2015 A (AAA/Aa1)
28,510,000	5.000	03/15/2021	31,436,837
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/2020	5,094,720
2,000,000	5.000	01/01/2021	2,171,720
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
670,000	4.000	04/01/2018	674,201
300,000	5.000	04/01/2019	313,023
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/2018	1,835,257
2,250,000	5.000	03/01/2019	2,337,345
3,000,000	5.000	03/01/2020	3,190,020
Rockland County New York GO Refunding Bonds Series 2014 (BAM) (AA/Baa1)
1,500,000	3.000	02/15/2019	1,523,130
635,000	3.000	02/15/2020	648,087
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
3,545,000	2.000	10/15/2019	3,553,614
5,105,000	2.000	10/15/2020	5,117,354
5,200,000	2.000	10/15/2021	5,198,076
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,661,326
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,985,570
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
490,000	4.000	06/01/2018	495,444
575,000	5.000	06/01/2019	603,319
620,000	5.000	06/01/2020	669,197
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
2,000,000	5.000	06/01/2020	2,145,400
1,000,000	5.000	06/01/2021	1,099,120
TSASC Inc., Tobacco Settlement RB Subordinated Series 2017 B (BBB+/NR)
1,000,000	5.000	06/01/2020	1,068,550
Utility Debt Securitization Authority Restructuring RB Refunding Series 2016 B (AAA/Aaa)
2,000,000	5.000	12/15/2023	2,256,000
Utility Debt Securitization Authority Restructuring RB Series 2017 (AAA/Aaa)
2,325,000	5.000	12/15/2025	2,744,430

			576,267,287

North Carolina – 0.9%
County of Mecklenburg GO Refunding Bonds Series 2011 C (AAA/Aaa)
7,980,000	5.000	12/01/2019	8,493,194
Mecklenburg County Public Facilities Corp. RB Refunding Bonds Series 2017 (AA+/Aa1)
8,500,000	3.000	02/01/2022	8,912,930

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (ETM) (AAA/WR)(a)
$4,900,000	5.000%	01/01/2019	$ 5,067,678
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (ETM) (AAA/WR)(a)
2,000,000	3.000	01/01/2018	2,000,000
2,000,000	3.000	01/01/2019	2,029,100
1,000,000	5.000	01/01/2019	1,034,220
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,375,000	5.000	12/01/2018	1,416,841
North Carolina State Capital Improvement RB Series 2011 A (ST APPROP) (AA+/Aa1)(a)
10,000,000	5.250	05/01/2020	10,797,100
Raleigh North Carolina Combined Enterprise System RB Refunding Series 2015 B (AAA/Aaa)
6,140,000	5.000	12/01/2020	6,727,721

			46,478,784

Ohio – 1.3%
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000	5.000	02/15/2020	4,276,680
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
13,740,000	5.125	06/01/2024	13,087,488
3,415,000	5.375	06/01/2024	3,261,359
City of Columbus Various Purpose Limited Tax Bonds Series 2016 B (AAA/Aaa)
1,600,000	1.500	08/15/2021	1,578,096
City of Columbus Various Purpose Unlimited Tax Bonds Series 2017 A (AAA/Aaa)
11,115,000	2.000	04/01/2019	11,187,247
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/2020	1,589,049
County of Franklin Hospital Facilities RB Refunding Series 2011 B (AA+/Aa2)(b)(c)
11,490,000	4.000	11/01/2018	11,706,127
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,933,172
3,000,000	5.000	02/15/2024	3,357,840
1,500,000	5.000	02/15/2025	1,696,020
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
400,000	4.000	01/01/2018	400,000
415,000	4.000	01/01/2019	422,553
435,000	4.000	01/01/2020	449,251
New Albany Community Authority RB Refunding Series 2012 C (NR/Aa3)
800,000	4.000	10/01/2018	815,040
Ohio Turnpike and Infrastructure Commission RB Refunding Series 2017 A (AA-/Aa3)
7,770,000	3.000	02/15/2022	8,135,112
University of Akron General Receipts Bonds Series 2015 A (AA-/A1)
1,100,000	4.000	01/01/2019	1,126,048

			65,021,082

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oklahoma – 0.9%
Edmond Public Works Authority Sales Tax and Utility System RB Series 2017 (AA-/NR)
$1,000,000	3.000%	07/01/2020	$ 1,030,380
2,000,000	3.000	07/01/2021	2,077,480
1,295,000	3.000	07/01/2022	1,354,376
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
3,585,000	2.000	01/01/2019	3,599,448
2,900,000	2.000	01/01/2021	2,910,092
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2017 (AA/NR)
4,250,000	2.000	08/01/2019	4,277,667
4,800,000	2.000	08/01/2020	4,828,896
4,900,000	2.000	08/01/2022	4,908,526
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/Aa3)
6,200,000	3.000	07/01/2019	6,326,728
Oklahoma Turnpike Authority RB Refunding Second Senior RMKT 03/27/08 Series 2006 F (AA-/Aa3)(b)(c)
6,560,000	1.760	01/02/2018	6,560,000
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,745,000	4.000	01/01/2023	3,028,064
Tulsa County Independent School District No. 3 GO Bonds Series 2017 (AA/NR)
5,800,000	2.000	04/01/2020	5,818,966

			46,720,623

Oregon – 1.0%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
175,000	3.000	03/01/2018	175,494
300,000	4.000	03/01/2019	308,490
995,000	4.000	03/01/2021	1,053,446
385,000	5.000	03/01/2023	429,937
200,000	5.000	03/01/2024	225,336
200,000	5.000	03/01/2025	226,422
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(e)
3,740,000	0.000	06/15/2020	3,566,352
3,780,000	0.000	06/15/2021	3,536,417
Oregon Coast Community College District GO Refunding Bonds Series 2012 (SCH BD GTY) (NR/Aa1)
1,165,000	2.000	06/15/2018	1,168,122
1,445,000	3.000	06/15/2019	1,475,128
Oregon State GO Refunding Bonds for Oregon University System Series 2012 B (AA+/Aa1)
1,120,000	3.000	08/01/2018	1,130,136
Portland Oregon Community College District GO Refunding Bonds Series 2015 (AA/Aa1)
10,000,000	5.000	06/15/2018	10,160,800
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA/Aa1)
1,500,000	5.000	06/15/2020	1,622,040
1,900,000	5.000	06/15/2021	2,111,907
2,300,000	5.000	06/15/2022	2,625,013
Portland Oregon Sewer System RB Refunding Second Lien Series 2016 B (AA-/Aa3)
6,960,000	5.000	06/15/2022	7,930,711

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oregon – (continued)
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
$10,845,000	5.000%	04/01/2019	$ 11,311,010
2,130,000	5.000	04/01/2022	2,419,403

			51,476,164

Pennsylvania – 4.1%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,532,011
1,950,000	5.000	10/01/2022	2,224,872
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/2018	766,935
Allentown School District GO Refunding Series 2016 (AGM) (ST AID WITHHLDG) (AA/NR)
500,000	2.000	02/15/2019	501,430
Butler County Hospital Authority RB for Health System Project Series 2015 A (A-/Baa1)
1,265,000	3.000	07/01/2018	1,271,249
310,000	3.000	07/01/2019	313,900
265,000	4.000	07/01/2020	276,647
1,000,000	4.000	07/01/2021	1,059,190
Chester County Downingtown Area School District GO Bonds Series 2010 (ST AID WITHHLDG) (NR/Aaa)(b)
	(MUNIPSA + 0.70%),
5,000,000	2.410	05/01/2019	5,014,500
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
530,000	3.000	08/01/2018	531,563
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
1,000,000	5.000	09/01/2019	1,047,910
4,000,000	5.000	09/01/2020	4,276,040
4,000,000	5.000	09/01/2021	4,369,640
City of Philadelphia GO Bonds Series 2017 (A+/A2)
4,500,000	5.000	08/01/2019	4,725,090
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/2020	338,747
1,270,000	5.000	08/01/2021	1,384,364
1,125,000	5.000	08/01/2022	1,250,550
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
535,000	4.000	01/01/2019	544,790
1,000,000	4.000	01/01/2020	1,033,750
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(b)(c)
9,000,000	1.800	08/15/2022	8,854,380
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB+/Baa3)
1,000,000	4.000	10/01/2018	1,013,860
1,000,000	4.000	10/01/2019	1,029,740
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB/Baa2)(b)(c)
5,000,000	2.500	04/01/2020	5,017,300
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
6,635,000	5.000	07/01/2019	6,967,812

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)(c)
$1,750,000	1.500%	05/01/2018	$ 1,750,437
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/2020	17,156,814
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (ETM) (NR/NR)(a)
750,000	5.000	05/01/2018	758,355
640,000	5.000	05/01/2019	667,597
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/NR)
415,000	5.000	05/01/2018	419,100
360,000	5.000	05/01/2019	373,975
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (A+/Aa3)
2,175,000	5.000	08/15/2020	2,345,694
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (A+/Aa3)
8,115,000	5.000	08/15/2020	8,751,865
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
3,000,000	5.000	09/15/2018	3,071,940
14,000,000	5.000	09/15/2019	14,772,940
13,670,000	5.000	09/15/2020	14,776,040
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,455,000	5.000	01/01/2023	37,981,462
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2010 A (A+/Aa3)(a)
7,520,000	5.000	05/01/2020	8,085,654
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,500,000	5.000	01/15/2022	5,013,180
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,653,550
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A/A1)(d)
	(MUNIPSA + 0.88%),
7,000,000	2.590	12/01/2020	7,072,100
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A-/A3)(a)
1,400,000	5.000	12/01/2020	1,526,896
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2019	519,270
1,000,000	5.000	07/01/2020	1,059,590
1,250,000	5.000	07/01/2021	1,350,463
2,000,000	5.000	07/01/2022	2,198,800
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A-/NR)
530,000	4.000	12/15/2019	552,138
365,000	4.000	12/15/2020	386,455
600,000	4.000	12/15/2021	644,646
280,000	5.000	12/15/2022	317,842
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
	(1 Mo. LIBOR + 0.64%),
10,000,000	1.737	12/01/2020	10,000,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
$350,000	4.000%	06/01/2018	$ 352,600
500,000	5.000	06/01/2019	518,485
645,000	5.000	06/01/2020	682,178
680,000	5.000	06/01/2021	732,700

			204,839,036

Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Ca)
7,285,000	5.000	07/01/2019	4,489,381
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (D/WR)(g)
772,500	5.500	07/01/2017	567,787
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
41,925,000	1.414	07/01/2029	34,850,156
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (D/Ca)(d)(g)
	(3 Mo. LIBOR + 0.70%),
25,850,000	1.595	07/01/2031	7,819,625
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)
654,385	5.500	07/01/2016	148,873
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Ca)(c)
1,000,000	10.000	07/01/2035	1,049,240
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (D/Ca)(b)(g)
10,835,000	10.000	07/01/2034	2,464,963
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (D/Ca)(g)
5,000,000	5.500	08/01/2028	487,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(g)
8,000,000	5.500	08/01/2021	780,000
10,000,000	5.500	08/01/2022	975,000
19,315,000	5.500	08/01/2023	1,883,213

			55,515,738

Rhode Island – 0.4%
Providence GO Bonds Series 2013 A (A-/Baa1)
315,000	4.000	01/15/2018	315,258
1,545,000	5.000	01/15/2019	1,596,665
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB-/Baa2)
150,000	3.000	09/15/2018	151,003
250,000	4.000	09/15/2019	257,548
200,000	5.000	09/15/2020	214,486
1,210,000	5.000	09/15/2021	1,322,954
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,770,000	5.000	09/01/2021	5,320,935
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
500,000	4.000	09/15/2018	508,205

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
$280,000	4.000%	05/15/2018	$ 282,576
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
815,000	4.000	05/15/2020	849,018
820,000	5.000	05/15/2021	891,586
1,415,000	5.000	05/15/2022	1,570,961
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
7,280,000	2.250	06/01/2041	7,278,180

			20,559,375

South Carolina – 0.9%
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
1,380,000	5.000	03/01/2019	1,435,034
City of Florence Waterworks & Sewerage System RB Refunding Series 2016 (AA-/Aa2)
900,000	2.000	09/01/2019	906,462
1,560,000	2.000	09/01/2020	1,565,632
1,000,000	2.000	09/01/2021	1,002,800
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,000,000	2.000	05/01/2018	5,010,050
Colleton County South Carolina GO Bonds for Capital Project Sales Series 2015 (AA-/Aa3)
725,000	1.500	07/01/2018	725,247
2,985,000	2.000	07/01/2019	3,003,895
Fort Mill School District No. 4 GO Bonds Series 2017 B (SCSDE) (AA/Aa1)
4,700,000	5.000	03/01/2022	5,316,405
Richland County South Carolina School District No. 1 GO Refunding Bonds Series 2014 B (SCSDE) (AA/Aa1)
2,920,000	5.000	03/01/2019	3,036,450
3,165,000	5.000	03/01/2020	3,386,328
Richland County South Carolina School District No. 2 GO Bonds Series 2017 A (SCSDE) (AA/Aa1)
1,765,000	5.000	03/01/2019	1,835,388
South Carolina Public Service Authority RB Tax-Exempt Series 2010 C (A+/A1)
9,645,000	5.000	12/01/2019	10,214,634
South Carolina Public Service Authority RB Tax-Exempt Series 2014 A (A+/A1)(a)(c)
1,000,000	2.500	06/01/2019	1,014,590
York County School District No. 3 Rock Hill GO Bonds Series 2017 B (SCSDE) (AA/Aa1)
4,690,000	5.000	03/01/2020	5,024,162
2,880,000	5.000	03/01/2021	3,172,176

			46,649,253

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000	01/01/2020	1,042,310
1,055,000	5.000	01/01/2021	1,147,513
570,000	5.000	01/01/2022	635,100

			2,824,923

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Tennessee – 0.6%
County of Rutherford GO School Bonds Series 2017 (AA+/Aa1)
$2,425,000	5.000%	04/01/2019	$ 2,527,675
2,785,000	5.000	04/01/2020	2,991,591
2,420,000	5.000	04/01/2021	2,673,398
3,070,000	5.000	04/01/2022	3,481,748
County of Williamson District GO Public Improvement & School Bonds Series 2017 (NR/Aaa)
1,700,000	5.000	04/01/2022	1,930,979
County of Williamson District School GO Bonds Series 2017 (NR/Aaa)
1,450,000	5.000	04/01/2022	1,647,012
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB+/NR)
800,000	3.000	04/01/2018	802,072
335,000	4.000	04/01/2019	342,685
350,000	5.000	04/01/2020	371,493
750,000	4.000	04/01/2021	790,582
750,000	5.000	04/01/2022	830,138
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Series 2009 B (AA+/Aa2)(a)
4,000,000	5.500	10/01/2019	4,270,080
Tennessee State GO Bonds Special Tax Series 2015 A (AAA/Aaa)
2,655,000	5.000	08/01/2020	2,881,339
Tennessee State GO Refunding Bonds Special Tax Series 2015 B (AAA/Aaa)
2,210,000	5.000	08/01/2020	2,398,403
Tennessee State School Bond Authority RB Higher Educational Facilities Second Program Series 2017 A (AA+/Aa1)
300,000	5.000	11/01/2019	318,072

			28,257,267

Texas – 10.7%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
10,695,000	3.000	08/15/2021	11,165,259
6,400,000	3.000	08/15/2022	6,738,688
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BBB-/NR)
200,000	5.000	01/01/2018	200,000
600,000	5.000	01/01/2019	616,614
500,000	5.000	01/01/2020	530,800
500,000	5.000	01/01/2021	543,690
465,000	5.000	01/01/2022	516,220
750,000	5.000	01/01/2023	847,672
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/2019	1,778,331
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (BBB+/Baa2)(b)(c)
7,500,000	5.000	01/07/2021	8,136,450
City of Arlington for Permanent Improvement Bonds Series 2015 A (AAA/Aa1)
1,075,000	2.500	08/15/2018	1,081,966
725,000	3.000	08/15/2019	741,247
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/2019	2,080,809
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
845,000	4.000	03/01/2019	868,128

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)(e)
$70,000	0.000%	09/01/2019	$ 65,789
70,000	0.000	09/01/2020	63,212
70,000	0.000	09/01/2021	60,639
70,000	0.000	09/01/2022	58,068
70,000	0.000	09/01/2023	55,507
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(e)
80,000	0.000	09/01/2018	78,079
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)(e)
200,000	0.000	09/01/2018	197,166
685,000	0.000	09/01/2019	658,922
685,000	0.000	09/01/2020	640,167
685,000	0.000	09/01/2021	619,596
685,000	0.000	09/01/2022	597,601
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)
405,000	4.000	09/01/2023	433,334
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
250,000	3.000	09/01/2018	252,108
375,000	3.000	09/01/2019	381,956
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(b)(c)
6,475,000	2.000	11/01/2022	6,477,914
Corpus Christi Independent School District GO Bonds for School Building Series 2017 A (PSF-GTD) (AAA/Aaa)(b)(c)
5,500,000	2.000	08/15/2019	5,516,555
Dallas Area Rapid Transit Senior Lien Sales Tax RB Series 2009 A (AA+/Aa2)(a)
7,660,000	5.000	06/01/2019	8,025,152
Dallas County Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,425,000	5.000	02/15/2019	6,673,712
11,975,000	5.000	02/15/2020	12,795,527
2,355,000	5.000	02/15/2021	2,587,627
Dallas County Highland Park Independent School District Unlimited Tax GO Refunding Bonds Series 2015 (NR/Aaa)
2,070,000	4.000	02/15/2020	2,169,857
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/2018	3,871,499
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
1,750,000	5.000	11/01/2018	1,800,172
Fort Bend Independent School District GO Bonds for School Building RMKT 08/01/17 Series 2015 B (PSF-GTD) (AAA/NR)(b)(c)
7,145,000	1.350	08/01/2019	7,094,056
Fort Worth Texas GO Refunding and Improvement Bonds Series 2012 (AA+/Aa3)
2,000,000	4.000	03/01/2019	2,057,080
Garland Independent School District Unlimited Tax Refunding Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
4,710,000	3.000	02/15/2019	4,787,903
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
	(MUNIPSA + 1.05%),
5,685,000	2.760	06/01/2024	5,690,458

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
$80,000	3.000%	09/01/2018	$ 80,642
85,000	3.000	09/01/2019	86,380
85,000	3.000	09/01/2020	86,725
90,000	3.000	09/01/2021	91,849
90,000	3.000	09/01/2022	91,687
95,000	3.000	09/01/2023	96,335
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A+/A1)(c)
15,750,000	3.138	07/01/2032	15,175,597
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A+/A1)(c)
18,550,000	3.128	07/01/2032	17,873,481
Houston Independent School District Limited Tax GO Refunding Bonds RMKT 01/06/17 Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
10,420,000	1.450	06/01/2020	10,358,626
Houston Independent School District Limited Tax GO Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)
12,000,000	5.000	02/15/2019	12,463,200
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
22,990,000	3.000	02/15/2021	23,850,516
24,000,000	3.000	02/15/2022	25,127,760
Houston Independent School District Limited Tax Schoolhouse GO Bonds RMKT 06/01/17 Series 2017 A-2 (PSF-GTD) (AAA/Aaa)(b)(c)
17,750,000	3.000	06/01/2019	18,055,300
Houston Independent School District Limited Tax Schoolhouse GO Bonds RMKT 06/01/17 Series 2017 B (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000	1.450	06/01/2020	14,929,350
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
370,000	3.000	09/01/2019	376,864
390,000	3.000	09/01/2020	397,102
310,000	3.000	09/01/2021	316,584
330,000	3.000	09/01/2022	339,560
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds RMKT 08/15/16 Series 2014 A (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	1.050	08/15/2018	4,977,700
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(e)
2,000,000	0.000	08/15/2019	1,949,440
1,500,000	0.000	08/15/2020	1,433,895
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
2,500,000	0.000	08/16/2020	2,380,925
5,000,000	0.000	08/16/2021	4,652,900
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(b)(c)
8,250,000	2.500	08/01/2021	8,533,388
Midway Independent School District Unlimited Tax GO Refunding Bonds Series 2015 (PSF-GTD) (AAA/NR)
4,905,000	5.000	08/01/2021	5,464,464
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 06/01/15 Series 2006 (A-/NR)
5,000,000	1.800	12/01/2018	5,022,550

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BBB-/Baa3)
$400,000	4.000%	04/01/2019	$ 411,172
770,000	4.000	04/01/2020	804,134
810,000	4.000	04/01/2021	858,001
855,000	4.000	04/01/2022	915,936
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
170,000	4.000	04/01/2020	176,472
400,000	4.000	04/01/2021	419,852
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Ba2)
145,000	4.000	04/01/2019	148,687
300,000	4.000	04/01/2020	312,492
620,000	4.000	04/01/2021	656,345
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	2.375	08/01/2022	5,092,600
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Contract RB Refunding & Improvement Series 2016 (AAA/Aa1)
2,085,000	5.000	06/01/2022	2,367,622
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (A/A1)
4,470,000	6.000	01/01/2019	4,470,000
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A/A1)(b)(c)
18,000,000	1.950	01/01/2019	18,000,360
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A/A1)
3,250,000	5.000	01/01/2021	3,550,853
4,525,000	5.000	01/01/2022	5,065,828
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A-/A2)
3,630,000	5.000	01/01/2023	4,143,318
1,000,000	5.000	01/01/2024	1,145,500
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)(a)
16,800,000	5.500	09/01/2021	18,922,344
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A/A1)
3,000,000	5.000	01/01/2019	3,100,830
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A/A1)
2,000,000	5.000	01/01/2020	2,127,260
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A/A1)(b)
	(MUNIPSA + 0.67%),
5,000,000	2.380	01/01/2020	5,014,000
North Texas Tollway Authority System RB Refunding for Second Tier Series 2015 A (A-/A2)
1,070,000	4.000	01/01/2018	1,070,000
1,000,000	5.000	01/01/2019	1,033,510
Northside Texas Independent School District Unlimited Tax School Building GO Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000	1.450	06/01/2020	14,880,150
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000	5.000	02/15/2020	11,307,269

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(b)(c)
$19,575,000	1.500%	08/01/2021	$ 19,265,324
Round Rock Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (AAA/Aaa)
4,595,000	4.000	08/01/2019	4,762,442
1,900,000	5.000	08/01/2020	2,058,460
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
2,315,000	5.000	10/01/2019	2,452,696
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(b)(c)
5,000,000	2.000	12/01/2018	5,011,650
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2015 B (AA-/Aa2)(b)(c)
8,000,000	2.000	12/01/2021	8,103,120
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)(b)(c)
9,530,000	2.000	08/01/2018	9,548,488
San Antonio Water System RB Refunding Junior Lien Series 2016 C (AA/Aa2)
1,255,000	3.000	05/15/2019	1,278,820
Spring Branch Independent School District Schoolhouse GO Bonds RMKT 06/15/17 Series 2013 (PSF-GTD) (AAA/Aaa)(b)(c)
22,095,000	3.000	06/18/2019	22,487,628
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
4,500,000	5.000	12/15/2018	4,638,015
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,800,000	6.875	12/31/2039	8,534,994
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)(c)
5,000,000	5.000	04/01/2020	5,322,900
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
5,000,000	5.000	04/01/2019	5,216,100
2,500,000	5.000	04/01/2021	2,760,950
Texas Transportation Commission State Highway Fund First Tier RB Series 2016 A (AAA/Aaa)
15,250,000	3.000	10/01/2021	15,949,060
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/2020	1,923,642
1,800,000	5.000	03/15/2021	1,977,696
Texas Water Development Board State Water Implementation Fund RB Series 2015 A (AAA/NR)
2,300,000	4.000	10/15/2019	2,398,279
1,305,000	4.000	04/15/2020	1,371,620
Travis County GO Bonds for Texas Unlimited Tax Road Series 2016 (AAA/Aaa)
3,265,000	1.500	03/01/2020	3,253,932
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	7,158,272
Victoria Independent School District Unlimited Tax Refunding Bonds Series 2016 (PSF-GTD) (AAA/Aaa)
1,350,000	3.000	02/15/2019	1,372,329
2,940,000	3.000	02/15/2020	3,018,468
2,175,000	3.000	02/15/2021	2,255,758

			531,883,528

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Utah – 0.7%
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2015 (SCH BD GTY) (AAA/Aaa)
$11,550,000	5.000%	03/15/2019	$ 12,023,088
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2017 (SCH BD GTY) (AAA/Aaa)
7,800,000	5.000	03/15/2021	8,608,470
8,000,000	5.000	03/15/2022	9,058,640
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A/NR)
500,000	5.000	09/01/2018	511,090
500,000	5.000	09/01/2019	526,480
Washington County School District GO Refunding Bonds for Utah School Bond Guaranty Program Series 2016 (SCH BD GTY) (AAA/Aaa)
3,470,000	5.000	03/01/2019	3,607,585

			34,335,353

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A-/A3)
450,000	4.000	12/01/2019	467,649
400,000	4.000	12/01/2020	422,824
350,000	5.000	12/01/2021	388,773

			1,279,246

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(f)
250,000	5.000	09/01/2018	254,115
645,000	5.000	09/01/2019	669,129
825,000	5.000	09/01/2020	871,200
2,015,000	5.000	09/01/2021	2,160,181
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
2,085,000	4.000	10/01/2022	966,919

			4,921,544

Virginia – 1.7%
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	405,815
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)(a)
8,450,000	5.000	10/01/2021	9,437,636
Louisa IDA Pollution Control RB Refunding for Virginia Electric & Power Company Project RMKT 12/01/16 Series 2008 C (BBB+/A2)(b)(c)
8,000,000	1.850	05/16/2019	8,036,640
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/NR)(b)(c)
2,750,000	1.550	10/01/2019	2,742,438
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/2019	8,767,536
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
20,650,000	5.000	05/15/2019	21,617,865
11,680,000	5.000	05/15/2020	12,570,133

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
$2,285,000	5.000%	05/15/2023	$ 2,651,057
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)(c)
6,000,000	2.150	09/01/2020	6,032,460
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)(c)
4,500,000	1.875	06/01/2020	4,493,115
Virginia State Public Building Authority RB for Public Facilities Series 2009 B (ST APPROP) (AA+/Aa1)(a)
770,000	5.000	08/01/2019	811,364
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
5,375,000	5.000	08/01/2021	5,978,183
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (BBB+/A2)(b)(c)
2,000,000	1.875	05/16/2019	2,009,840

			85,554,082

Washington – 0.9%
City of Spokane Washington Water and Wastewater System RB Series 2014 (AA/Aa2)
2,805,000	5.000	12/01/2018	2,895,041
County of King GO Bonds Series 2017 B (AAA/Aaa)
1,750,000	5.000	06/01/2019	1,834,927
Port of Seattle Intermediate Lien RB Series 2017 D (AMT) (A+/A1)
2,000,000	5.000	05/01/2019	2,086,520
Seattle City RB Refunding for Municipal Light & Power Improvement Series 2016 C (AA/Aa2)
10,660,000	5.000	10/01/2022	12,209,538
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
3,020,000	5.000	07/01/2019	3,169,641
Washington State COPS for State and Local Agency Real and Personal Property Series 2015 B (NR/Aa2)
5,745,000	5.000	01/01/2020	6,117,563
Washington State COPS Refunding for State and Local Agency Real and Personal Property Series 2016 A (NR/Aa2)
6,420,000	5.000	07/01/2020	6,935,269
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 R-D (AA+/Aa1)
1,700,000	5.000	07/01/2019	1,787,091
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 R-F (AA+/Aa1)
6,770,000	5.000	07/01/2019	7,116,827

			44,152,417

West Virginia – 0.2%
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (A-/Baa1)(b)(c)
3,000,000	1.625	10/01/2018	2,993,460
Monongalia County Board of Education Public School GO Refunding Bonds Series 2012 (AA-/NR)
1,520,000	5.000	05/01/2018	1,537,434
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
1,445,000	5.000	05/01/2018	1,457,167
1,565,000	5.000	05/01/2019	1,615,518

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (A-/Baa1)(b)(c)
$2,375,000	1.700%	09/01/2020	$ 2,335,979

			9,939,558

Wisconsin – 0.2%
Wisconsin State GO Bonds Series 2006 A (AA/Aa1)(a)
11,030,000	5.000	05/01/2021	12,172,377

TOTAL INVESTMENTS – 98.8% (Cost $4,984,213,004)			$4,932,413,363

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			57,397,059

NET ASSETS – 100.0%			$4,989,810,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2017.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $47,088,289, which represents approximately 0.9% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(g)	Security is currently in default.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2017, the fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.452%	Bank of America, NA	03/20/23	USD 5,000	$134,174	$(129,413)	$263,587
California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/2018	1.000	0.452	JPMorgan Chase Bank NA	03/20/23	10,000	268,347	(258,827)	527,174

TOTAL						$402,521	$(388,240)	$790,761

(a)	Payments received quarterly.
(b)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2017:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Bonds	$—	$1,541,830,552	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$105,435	$—
Interest Rate Swap Contracts	—	2,291,901	—
Total	$—	$2,397,336	$—
Liabilities(a)
Futures Contracts	$(35,203)	$—	$—
Interest Rate Swap Contracts	—	(1,661,607)	—
Total	$(35,203)	$(1,661,607)	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Bonds	$—	$5,124,999,087	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$2,517,207	$—
Interest Rate Swap Contracts	—	19,819,089	—
Total	$—	$22,336,296	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(3,682,519)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Bonds	$—	$4,932,413,363	$—

Derivative Type
Assets(a)
Credit Default Swap Contract	$—	$790,761	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — The Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 50.3%
Aerospace & Defense – 0.7%
Harris Corp.
$925,000	1.999%		04/27/18	$ 924,033
Northrop Grumman Corp.
2,888,000	3.500		03/15/21	2,978,246

				3,902,279

Agriculture – 2.7%
BAT Capital Corp.(a)
9,325,000	2.297		08/14/20	9,273,707
BAT International Finance PLC(a)
1,575,000	1.850		06/15/18	1,573,660
Philip Morris International, Inc.
575,000	1.375		02/25/19	570,519
Reynolds American, Inc.
2,900,000	2.300		06/12/18	2,903,400

				14,321,286

Automotive – 1.4%
BMW US Capital LLC(a)
1,050,000	1.500		04/11/19	1,042,747
Daimler Finance North America LLC(a)
1,400,000	1.650		05/18/18	1,398,766
1,050,000	2.250		03/02/20	1,045,981
Ford Motor Credit Co. LLC
3,950,000	2.425		06/12/20	3,926,595

				7,414,089

Banks – 19.8%
ABN AMRO Bank NV(a)
3,925,000	2.500		10/30/18	3,938,337
Bank of America Corp.
1,150,000	2.625		10/19/20	1,159,655
3,050,000	2.151	(b)	11/09/20	3,036,031
(3M USD LIBOR + 0.660%)
1,375,000	2.369	(b)(c)	07/21/21	1,372,592
Bank of Montreal
25,000	1.800		07/31/18	24,986
Banque Federative du Credit Mutuel SA(a)
1,150,000	2.000		04/12/19	1,145,765
700,000	2.200		07/20/20	695,508
BNP Paribas SA
900,000	2.375		05/21/20	901,121
BPCE SA
1,726,000	2.500		12/10/18	1,730,852
Capital One NA/Mclean VA(b)
625,000	1.850		09/13/19	618,973
Citibank NA(b)
7,550,000	2.125		10/20/20	7,477,872
Citigroup, Inc.
875,000	2.400		02/18/20	873,976
Citizens Bank NA(b)(c)(3M USD LIBOR + 0.540%)
1,175,000	2.027		03/02/20	1,177,304
Deutsche Bank AG
2,225,000	2.700		07/13/20	2,214,569
Discover Bank(b)
1,600,000	2.600		11/13/18	1,605,430
HSBC USA, Inc.
3,000,000	2.000		08/07/18	3,000,414

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
ING Bank NV(a)
$1,600,000	1.800%		03/16/18	$ 1,599,871
1,425,000	2.050		08/17/18	1,425,256
JPMorgan Chase & Co.
1,275,000	2.200		10/22/19	1,273,796
1,775,000	2.750	(b)	06/23/20	1,790,499
(3M USD LIBOR + 0.630%)
3,925,000	2.008	(c)	01/28/19	3,943,237
Kreditanstalt fuer Wiederaufbau(d)
890,000	0.875		04/19/18	888,215
7,030,000	4.500		07/16/18	7,129,856
21,280,000	1.500		02/06/19	21,183,724
Lloyds Bank PLC
2,225,000	1.750		03/16/18	2,224,929
1,100,000	2.000		08/17/18	1,100,204
1,750,000	2.300		11/27/18	1,754,402
Macquarie Bank Ltd.(a)(c)(3M USD LIBOR + 0.350%)
3,000,000	1.938		03/15/19	2,999,640
Morgan Stanley, Inc.
1,425,000	2.500		04/21/21	1,422,614
(3M USD LIBOR + 1.180%)
4,575,000	2.543	(b)(c)	01/20/22	4,650,682
MUFG Americas Holdings Corp.(b)
550,000	1.625		02/09/18	549,891
MUFG Union Bank NA(b)
2,250,000	2.625		09/26/18	2,257,644
Nordea Bank AB(a)
1,900,000	2.500		09/17/20	1,902,149
Santander UK PLC
1,225,000	2.000		08/24/18	1,225,318
1,825,000	2.125		11/03/20	1,810,322
Sumitomo Mitsui Trust Bank Ltd.(a)
1,175,000	2.050		03/06/19	1,171,956
The Bank of Tokyo-Mitsubishi UFJ, Ltd.(a)
1,625,000	2.300		03/05/20	1,619,145
The Huntington National Bank(c)(3M USD LIBOR + 0.510%)
1,175,000	2.046		03/10/20	1,180,483
UBS AG(a)(b)
2,600,000	2.200		06/08/20	2,583,318
US Bank NA(b)
1,175,000	1.400		04/26/19	1,165,795
Westpac Banking Corp.
5,025,000	2.300		05/26/20	5,027,204

				104,853,535

Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.
4,025,000	1.900		02/01/19	4,016,654
Constellation Brands, Inc.
1,550,000	2.250		11/06/20	1,535,778
Molson Coors Brewing Co.
975,000	1.900		03/15/19	970,652
1,375,000	1.450		07/15/19	1,357,822

				7,880,906

Chemicals – 0.6%
E.I. du Pont de Nemours & Co.(c)(3M USD LIBOR + 0.530%)
825,000	1.907		05/01/20	830,182

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
The Sherwin-Williams Co.
$1,175,000	2.250%		05/15/20	$ 1,171,066
1,300,000	2.750	(b)	06/01/22	1,294,953

				3,296,201

Commercial Services – 0.4%
Ecolab, Inc.
2,025,000	1.550		01/12/18	2,024,775

Computers – 1.1%
Dell International LLC/EMC Corp.(a)
2,600,000	3.480		06/01/19	2,632,571
DXC Technology Co.
550,000	2.875		03/27/20	552,676
Hewlett Packard Enterprise Co.(b)
2,550,000	3.600		10/15/20	2,603,547

				5,788,794

Diversified Financial Services – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,900,000	3.750		05/15/19	1,930,071
AIG Global Funding(a)
1,950,000	1.950		10/18/19	1,933,142
675,000	2.150		07/02/20	669,022
American Express Credit Corp.(b)
3,675,000	2.375		05/26/20	3,670,741
CBOE Holdings, Inc.
475,000	1.950		06/28/19	471,997
International Lease Finance Corp.
600,000	6.250		05/15/19	628,743
Synchrony Financial(b)
1,200,000	2.600		01/15/19	1,202,270
Visa, Inc.(b)
2,675,000	2.200		12/14/20	2,672,893

				13,178,879

Electrical – 2.2%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,468,127
CMS Energy Corp.
754,000	8.750		06/15/19	820,445
Commonwealth Edison Co.(b)
525,000	2.150		01/15/19	525,104
Dominion Energy, Inc.
1,150,000	1.900		06/15/18	1,149,883
300,000	1.600		08/15/19	296,699
Emera US Finance LP
1,375,000	2.150		06/15/19	1,369,651
Pinnacle West Capital Corp.
575,000	2.250		11/30/20	572,281
Public Service Enterprise Group, Inc.
1,950,000	1.600		11/15/19	1,917,876
Southern Power Co.(b)
1,150,000	2.500		12/15/21	1,139,281
The Southern Co.
1,300,000	1.850		07/01/19	1,292,135
Virginia Electric & Power Co.(b)
900,000	1.200		01/15/18	899,744

				11,451,226

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electronics(b) – 0.4%
Amphenol Corp.
$1,000,000	2.550%	01/30/19	$ 1,003,404
Honeywell International, Inc.
1,400,000	1.850	11/01/21	1,374,586

			2,377,990

Food & Drug Retailing – 1.8%
Danone SA(a)
2,925,000	1.691	10/30/19	2,889,826
Mondelez International Holdings Netherlands BV(a)(b)
3,300,000	2.000	10/28/21	3,210,454
Sysco Corp.(b)
625,000	2.600	10/01/20	627,680
The JM Smucker Co.
2,025,000	1.750	03/15/18	2,025,624
575,000	2.500	03/15/20	576,418

			9,330,002

Gas(b) – 0.1%
NiSource Finance Corp.
525,000	2.650	11/17/22	521,039

Healthcare Providers & Services – 2.1%
Abbott Laboratories(b)
1,275,000	2.900	11/30/21	1,289,761
Becton Dickinson & Co.
1,250,000	2.133	06/06/19	1,247,192
675,000	2.404	06/05/20	671,339
Danaher Corp.
850,000	1.650	09/15/18	848,487
Humana, Inc.
1,550,000	2.500	12/15/20	1,548,812
Stryker Corp.
1,550,000	2.000	03/08/19	1,547,607
UnitedHealth Group, Inc.
2,675,000	2.300	12/15/19	2,681,936
1,500,000	1.950	10/15/20	1,486,290

			11,321,424

Home Builders – 0.1%
D.R. Horton, Inc.
475,000	2.550	12/01/20	474,290

Insurance – 0.7%
Chubb INA Holdings, Inc.(b)
875,000	2.300	11/03/20	873,606
MetLife, Inc.
1,150,000	7.717	02/15/19	1,221,901
Reliance Standard Life Global Funding II(a)
1,375,000	2.500	04/24/19	1,378,045

			3,473,552

Internet(a) – 0.3%
Amazon.com, Inc.
1,825,000	1.900	08/21/20	1,810,041

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Machinery-Diversified(b) – 0.1%
Roper Technologies, Inc.
$775,000	2.800%	12/15/21	$ 776,365

Mining(a)(b) – 0.1%
Glencore Funding LLC
575,000	3.000	10/27/22	569,394

Miscellaneous Manufacturing(a) – 0.5%
Siemens Financieringsmaat NV
2,750,000	1.300	09/13/19	2,708,939

Oil Field Services – 0.8%
EOG Resources, Inc.
1,125,000	5.625	06/01/19	1,177,078
Phillips 66(a)(b)(c)(3M USD LIBOR + 0.750%)
750,000	2.109	04/15/20	750,791
Schlumberger Finance Canada Ltd.(a)
850,000	2.200	11/20/20	845,033
Statoil ASA(c)(3M USD LIBOR + 0.290%)
1,200,000	1.706	05/15/18	1,200,207

			3,973,109

Pharmaceuticals – 2.1%
AbbVie, Inc.
3,950,000	1.800	05/14/18	3,948,067
Allergan Funding SCS(b)
3,878,000	3.000	03/12/20	3,912,888
EMD Finance LLC(a)(b)
3,100,000	2.400	03/19/20	3,093,210

			10,954,165

Pipelines – 2.4%
Columbia Pipeline Group, Inc.
825,000	2.450	06/01/18	825,488
Enbridge Energy Partners LP
846,000	5.200	03/15/20	890,360
Enterprise Products Operating LLC
1,450,000	5.250	01/31/20	1,530,970
Kinder Morgan Energy Partners LP
2,325,000	6.850	02/15/20	2,518,427
Kinder Morgan, Inc.(b)
625,000	3.050	12/01/19	630,475
Magellan Midstream Partners LP
1,075,000	6.400	07/15/18	1,100,449
1,225,000	6.550	07/15/19	1,297,571
Sabine Pass Liquefaction LLC(b)
2,300,000	6.250	03/15/22	2,559,052
TransCanada PipeLines Ltd.
1,550,000	1.875	01/12/18	1,549,969

			12,902,761

Real Estate Investment Trust(b) – 0.9%
American Tower Corp.
1,810,000	2.800	06/01/20	1,821,276
1,125,000	3.300	02/15/21	1,145,628
Digital Realty Trust LP
1,125,000	3.400	10/01/20	1,147,219

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(b) – (continued)
Select Income REIT
$450,000	2.850%		02/01/18	$ 450,000

				4,564,123

Retailing – 1.0%
Alimentation Couche-Tard, Inc.(a)
1,800,000	2.350		12/13/19	1,799,891
CVS Health Corp.
275,000	1.900		07/20/18	274,917
1,325,000	2.800	(b)	07/20/20	1,330,519
2,200,000	2.125	(b)	06/01/21	2,147,000

				5,552,327

Semiconductors(a) – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
4,000,000	2.375		01/15/20	3,972,949

Software – 1.0%
Fidelity National Information Services, Inc.
1,400,000	2.850		10/15/18	1,408,497
1,050,000	2.250	(b)	08/15/21	1,032,296
Fiserv, Inc.(b)
1,025,000	2.700		06/01/20	1,031,404
VMware, Inc.
1,825,000	2.300		08/21/20	1,814,652

				5,286,849

Telecommunication Services – 1.9%
AT&T, Inc.
2,000,000	5.875		10/01/19	2,118,994
825,000	2.800	(b)	02/17/21	828,652
425,000	3.875		08/15/21	440,313
1,625,000	3.000		02/15/22	1,628,315
Verizon Communications, Inc.
676,000	2.625		02/21/20	681,710
4,050,000	1.750		08/15/21	3,941,227
425,000	3.000	(b)	11/01/21	429,752

				10,068,963

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,625,000	2.875		07/17/18	1,632,015

TOTAL CORPORATE OBLIGATIONS (Cost $267,483,045)				$266,382,267

Mortgage-Backed Obligations(a)(c) – 1.1%
Collateralized Mortgage Obligations – 1.1%
Sequential Floating Rate – 1.1%
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1 (1M USD LIBOR + 0.850%)
$650,000	2.096%		07/10/19	$ 650,047
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(1M USD LIBOR + 0.550%)
4,300,000	1.796		08/12/19	4,300,000
Station Place Securitization Trust Series 2015-2, Class A(1M USD LIBOR + 1.050%)
950,000	2.296		05/15/18	950,000

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $5,900,000)				$ 5,900,047

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 19.9%
Automotive – 4.3%
Ally Master Owner Trust Series 2015-2, Class A2
$4,000,000	1.830%	01/15/21	$ 3,990,267
Ally Master Owner Trust Series 2017-3, Class A2
3,750,000	2.040	06/15/22	3,718,769
Chesapeake Funding II LLC Series 2016-2A, Class A1(a)
2,592,237	1.880	06/15/28	2,587,300
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
1,600,000	2.030	12/15/27	1,577,031
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1
5,200,000	2.160	09/15/22	5,172,905
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,550,000	1.960	05/17/21	1,544,957
Nissan Master Owner Receivables Trust Series 2016-A, Class A2
1,200,000	1.540	06/15/21	1,188,992
Nissan Master Owner Trust Receivables Series 2017-C, Class A(c) (1M LIBOR + 0.320%)
3,100,000	1.797	10/17/22	3,105,995

			22,886,216

Credit Card – 7.7%
American Express Credit Account Master Trust Series 2017-6, Class A
2,900,000	2.040	05/15/23	2,885,447
Bank of America Credit Card Trust Series 2014-A1, Class A(c)(1M LIBOR + 0.380%)
7,000,000	1.857	06/15/21	7,021,202
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,446,905
Barclays Dryrock Issuance Trust Series 2016-1, Class A
1,600,000	1.520	05/16/22	1,584,569
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
3,650,000	1.660	06/17/24	3,559,147
CARDS II Trust Series 2016-1A, Class A(a)(c)(1M LIBOR + 0.700%)
2,150,000	2.177	07/15/21	2,156,355
Chase Issuance Trust Series 2016-A2, Class A
2,900,000	1.370	06/15/21	2,871,039
Chase Issuance Trust Series 2016-A5, Class A5
3,950,000	1.270	07/15/21	3,894,172
Evergreen Credit Card Trust Series 2016-1, Class A(a)(c)(1M LIBOR + 0.720%)
3,350,000	2.197	04/15/20	3,356,076
Golden Credit Card Trust Series 2016-5A, Class A(a)
2,800,000	1.600	09/15/21	2,770,011
Golden Credit Card Trust Series 2017-2A, Class A(a)
800,000	1.980	04/15/22	795,180
Master Credit Card Trust II Series 2017-1A, Class A(a)
2,600,000	2.260	07/21/21	2,598,719
Trillium Credit Card Trust II Series 2016-1A, Class A(a)(c)(1M LIBOR + 0.720%)
3,650,000	2.272	05/26/21	3,659,032

			40,597,854

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
$2,869	6.745%	06/25/28	$ 3,541
Centex Home Equity Series 2004-D, Class MV3(c) (1M USD LIBOR + 1.000%)
66,107	2.829	09/25/34	65,780
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3(c) (1M USD LIBOR + 2.250%)
27,588	3.579	05/25/34	28,011

			97,332

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
7,530	4.350	04/15/40	7,572

Student Loan(c) – 7.9%
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.350%)
2,102,745	2.678	07/26/66	2,122,174
ECMC Group Student Loan Trust Series 2017-1A, Class A(a)(1M USD LIBOR + 1.200%)
3,650,873	2.529	12/27/66	3,692,948
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)(1M USD LIBOR + 0.800%)
1,677,264	2.129	06/25/26	1,678,335
Educational Services of America, Inc. Series 2010-1, Class A1(a)(3M USD LIBOR + 0.850%)
951,028	2.164	07/25/23	951,586
Educational Services of America, Inc. Series 2014-1, Class A(a)(1M USD LIBOR + 0.700%)
1,914,062	2.028	02/25/39	1,889,882
GCO Education Loan Funding Trust II Series 2007-1A, Class A6L(a)(3M LIBOR + 0.110%)
2,223,436	1.572	11/25/26	2,206,645
Higher Education Funding I Series 2005-1, Class A4(3M USD LIBOR + 0.140%)
46,635	1.457	02/25/30	46,635
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,450,000	2.214	07/25/45	1,454,409
Missouri Higher Education Loan Authority Series 2011-1, Class A1(3M USD LIBOR + 0.850%)
3,213,413	2.178	06/25/36	3,229,772
Navient Student Loan Trust Series 2016-5A, Class A(a)(1M USD LIBOR + 1.250%)
4,562,276	2.578	06/25/65	4,671,688
Navient Student Loan Trust Series 2016-7A, Class A(a)(1M USD LIBOR + 1.150%)
2,341,588	2.478	03/25/66	2,395,958
Navient Student Loan Trust Series 2017-2A, Class A(a)(1M USD LIBOR + 1.050%)
3,750,269	2.378	12/27/66	3,795,035
Nelnet Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.130%)
162,769	1.453	06/22/26	162,728
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
1,900,663	1.414	01/25/30	1,898,327

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Northstar Education Finance, Inc. Series 2012-1, Class A(a)(1M USD LIBOR + 0.700%)
$1,518,971	2.028%	12/26/31	$ 1,519,898
SLC Student Loan Center Series 2011-1, Class A(a)(1M USD LIBOR + 1.220%)
6,359,473	2.548	10/25/27	6,436,057
SLM Student Loan Trust Series 2003-12, Class A5(a)(3M USD LIBOR + 0.280%)
89,122	1.600	09/15/22	89,157
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
139,294	1.544	01/25/23	139,344
SLM Student Loan Trust Series 2004-1, Class A3(3M USD LIBOR + 0.210%)
574,142	1.524	04/25/23	574,295
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
1,045,577	1.424	07/25/25	1,045,276
SLM Student Loan Trust Series 2013-3, Class A2(1M USD LIBOR + 0.300%)
11,216	1.628	05/26/20	11,216
SLM Student Loan Trust Series 2014-1, Class A2(1M USD LIBOR + 0.380%)
9,008	1.708	07/26/21	9,010
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
814,532	2.149	10/01/24	818,543
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
1,100,000	2.161	05/01/35	1,088,901
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
154,146	1.444	01/26/26	154,107

			42,081,926

TOTAL ASSET-BACKED SECURITIES (Cost $105,653,324)			$105,670,900

Municipal Debt Obligation(b)(c) – 0.1%
Utah – 0.1% (3M USD LIBOR + 0.850%)
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2
$668,546	2.161%	05/01/29	$ 667,563
(Cost $669,797)

U.S. Treasury Obligations – 8.3%
United States Treasury Inflation Indexed Bond
$1,053,320	0.125%	04/15/20	$ 1,051,424
United States Treasury Notes
19,100,000	1.250	03/31/21	18,629,758
24,800,000	1.375	04/30/21	24,265,065

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,714,109)			$ 43,946,247

Shares	Distribution Rate		Value
Investment Company(e) – 4.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,221,982	1.228%		$ 21,221,982
(Cost $21,221,982)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $445,642,257)			$443,789,006

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 13.7%
Certificates of Deposit – 6.5%
Barclays Bank PLC(c) (3M USD LIBOR + 0.750%)
$3,000,000	1.753%	03/29/18	$ 3,002,835
BNP Paribas New York
3,200,000	1.440	01/02/18	3,199,977
Credit Suisse New York(c) (1M USD LIBOR + 0.320%)
3,000,000	1.872	09/20/18	3,000,612
Mizuho Bank Ltd.(c) (3M USD LIBOR + 0.500%)
1,500,000	2.175	09/24/18	1,501,501
National Bank of Canada(c) (1M USD LIBOR + 0.230%)
2,500,000	1.741	09/21/18	2,500,053
Natixis NY(c) (3M USD LIBOR + 0.200%)
3,000,000	1.613	11/14/18	2,999,879
Sheffield Receivables Corp.
5,000,000	1.000	03/15/18	4,981,591
Standard Chartered Bank(c) (3M USD LIBOR + 0.200%)
3,000,000	1.553	10/31/18	3,000,136
Sumitomo Mitsui Trust Bank Ltd.(c)
(1M USD LIBOR + 0.200%)
6,000,000	1.592	02/06/18	6,001,268
(3M USD LIBOR + 0.370%)
4,000,000	1.723	01/17/19	4,001,223

			34,189,075

Commercial Paper – 7.2%
ABN AMRO Funding USA LLC(f)
2,000,000	0.000	03/26/18	1,992,136
Alpine Securitization Ltd.(f)
1,000,000	0.000	07/25/18	989,109
Bayerische Landesbank
2,500,000	1.000	08/23/18	2,497,869
Canadian Imperial Bank of Commerce(c) (1M USD LIBOR + 0.210%)
1,000,000	1.701	07/16/18	999,988

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Ford Motor Credit Co. LLC(f)
$2,500,000	0.000%	07/10/18	$ 2,473,650
Gotham Funding Corp.(f)
5,500,000	0.000	04/03/18	5,473,440
ING Funding LLC(c) (1M USD LIBOR + 0.220%)
2,000,000	1.448	05/11/18	2,000,648
KBC Bank NV
4,000,000	1.440	01/26/18	3,999,967
Macquarie Bank Ltd.(f)
2,000,000	0.000	11/07/18	1,964,596
Marriott International, Inc.(f)
5,000,000	0.000	01/03/18	4,998,839
Mondelez International, Inc.(f)
1,000,000	0.000	01/10/18	999,434
Schlumberger Holdings(f)
3,000,000	0.000	02/01/18	2,994,948
Societe Generale SA
2,000,000	1.590	01/18/18	2,000,078
UBS AG London(a)(c) (1M USD LIBOR + 0.300%)
2,000,000	1.472	06/15/18	2,001,021
VW Credit, Inc.(f)
3,000,000	0.000	01/17/18	2,997,275

			38,382,998

TOTAL SHORT-TERM INVESTMENTS (Cost $72,579,727)			$ 72,572,073

TOTAL INVESTMENTS – 97.4% (Cost $518,221,984)			$516,361,079

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			13,573,512

NET ASSETS – 100.0%			$529,934,591

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $123,706,221, which represents approximately 23.3% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $29,201,795, which represents approximately 5.5% of net assets as of December 31, 2017.

(e)	Represents affiliated fund.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Eurodollars	(68)	03/19/18	$(16,700,800)	$88,805
Eurodollars	(76)	06/18/18	(18,634,250)	62,524
Eurodollars	(76)	09/17/18	(18,612,400)	66,325
Eurodollars	(76)	12/17/18	(18,592,450)	66,324
Eurodollars	(157)	03/18/19	(38,384,538)	283,300
Eurodollars	(173)	06/17/19	(42,272,550)	330,980
Eurodollars	(124)	09/16/19	(30,288,550)	256,007
Eurodollars	(124)	12/16/19	(30,277,700)	251,089
Eurodollars	(132)	03/16/20	(32,227,800)	233,596
Eurodollars	(79)	06/15/20	(19,285,875)	136,296
Eurodollars	(51)	09/14/20	(12,449,100)	26,020
Eurodollars	(51)	12/14/20	(12,445,912)	21,857
Eurodollars	(27)	03/15/21	(6,588,337)	(9,175)
2 Year U.S Treasury Notes	(84)	03/29/18	(17,985,188)	41,510
5 Year U.S. Treasury Notes	(275)	03/29/18	(31,945,117)	147,081

TOTAL				$2,002,539

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 37.7%
Collateralized Mortgage Obligations – 2.4%
Interest Only(a) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
$12,875	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X(b)
14,022	0.000	07/25/33	—
FNMA STRIPS Series 151, Class 2
586	9.500	07/25/22	60
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
16,702	0.123	08/25/33	96
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
2,868	0.320	07/25/33	52

			208

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M LIBOR + 37.567%)
33,437	30.610	02/16/32	49,653

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
1,630	0.000	10/25/21	1,591

Regular Floater(b) – 0.9%
FHLMC REMIC Series 1760, Class ZB (10 year CMT - 0.6%)
71,024	1.730	05/15/24	70,255
NCUA Guaranteed Notes Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
1,143,678	2.005	10/07/20	1,146,270
NCUA Guaranteed Notes Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
1,861,736	2.025	11/05/20	1,867,408

			3,083,933

Sequential Fixed Rate – 1.4%
FHLMC REMIC Series 2329, Class ZA
478,080	6.500	06/15/31	533,057
FHLMC REMIC Series 4273, Class PD
762,402	6.500	11/15/43	874,387
FNMA REMIC Series 2011-52, Class GB
752,638	5.000	06/25/41	818,221
FNMA REMIC Series 2011-99, Class DB
750,114	5.000	10/25/41	815,610
FNMA REMIC Series 2012-111, Class B
102,303	7.000	10/25/42	117,644
FNMA REMIC Series 2012-153, Class B
430,866	7.000	07/25/42	496,623
GNMA REMIC Series 2002-42, Class KZ
1,268,585	6.000	06/16/32	1,390,160

			5,045,702

Sequential Floating Rate(b) – 0.1%
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
263,325	2.211	11/25/29	262,922

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 8,444,009

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(b) – 0.1%
Sequential Floating Rate – 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
$381,412	6.105%	12/10/49	$ 381,212

Federal Agencies – 35.2%
Adjustable Rate FHLMC(b) – 0.2%
$89,108	3.474%	11/01/32	$ 92,088
551,589	3.426	09/01/33	580,627

			672,715

Adjustable Rate FNMA(b) – 0.7%
19,932	3.420	11/01/32	20,743
37,101	3.216	12/01/32	38,073
660,403	2.913	05/01/33	673,779
19,154	3.148	06/01/33	20,137
560,710	3.410	10/01/33	584,189
575,172	3.045	02/01/35	606,454
476,470	3.238	09/01/35	494,199

			2,437,574

Adjustable Rate GNMA(b) – 0.6%
37,540	2.625	06/20/23	37,983
17,810	2.750	07/20/23	18,010
17,022	2.750	08/20/23	17,217
44,146	2.750	09/20/23	44,659
15,298	2.375	03/20/24	15,511
130,443	2.625	04/20/24	132,174
14,785	2.625	05/20/24	14,989
125,850	2.625	06/20/24	127,554
76,565	2.750	07/20/24	77,584
103,884	2.750	08/20/24	105,282
30,976	2.750	09/20/24	31,391
42,586	2.250	11/20/24	43,278
16,620	2.250	12/20/24	16,892
29,998	2.500	12/20/24	30,503
29,530	2.375	01/20/25	29,990
16,039	2.375	02/20/25	16,291
57,427	2.625	05/20/25	58,310
47,199	2.750	07/20/25	47,917
20,183	2.375	02/20/26	20,538
1,096	2.750	07/20/26	1,115
56,481	2.375	01/20/27	57,558
21,172	2.375	02/20/27	21,592
161,776	2.625	04/20/27	164,789
15,617	2.625	05/20/27	15,910
21,279	2.625	06/20/27	21,680
8,494	2.250	11/20/27	8,675
26,014	2.250	12/20/27	26,590
57,044	2.375	01/20/28	58,259
20,091	2.375	02/20/28	20,521
22,986	2.375	03/20/28	23,464
87,284	2.750	07/20/29	89,138
55,769	2.750	08/20/29	56,960
10,723	2.750	09/20/29	10,953
47,936	2.250	10/20/29	49,081
63,568	2.250	11/20/29	65,094
14,041	2.250	12/20/29	14,380

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$18,803	2.375%	01/20/30	$ 19,239
8,315	2.375	02/20/30	8,510
50,505	2.375	03/20/30	51,732
58,826	2.625	04/20/30	60,158
152,034	2.625	05/20/30	155,503
15,151	2.625	06/20/30	15,511
142,635	2.750	07/20/30	145,835
21,158	2.750	09/20/30	21,637
46,426	2.250	10/20/30	47,590
82,621	2.375	03/20/32	84,731

			2,202,278

FHLMC – 3.3%
13,746	5.500	06/01/18	13,800
1,009	4.500	09/01/18	1,015
16,396	5.000	06/01/19	16,651
438	10.000	07/01/20	439
17,817	6.500	07/01/21	18,910
1,521	6.500	08/01/22	1,606
28,336	9.000	10/01/22	30,858
83,908	4.500	10/01/23	89,169
419,880	5.000	08/01/24	440,935
36,162	6.500	07/01/28	38,092
424,047	4.500	03/01/29	450,690
4,124	8.000	07/01/30	4,901
4,380	7.500	12/01/30	4,390
30,243	7.000	04/01/31	32,828
17,339	5.000	08/01/33	18,898
3,256	5.000	09/01/33	3,549
7,294	5.000	10/01/33	7,950
14,056	5.500	09/01/34	15,568
4,276	6.000	10/01/34	4,323
4,451	5.000	11/01/34	4,859
246,093	5.000	12/01/34	268,662
827	5.500	03/01/35	913
12,538	5.000	07/01/35	13,689
1,759	5.500	07/01/35	1,945
3,335	5.000	11/01/35	3,634
2,909	5.500	11/01/35	3,245
24,541	5.000	12/01/35	26,849
52,345	5.500	01/01/36	58,393
171	5.500	02/01/36	191
1,777	6.000	06/01/36	1,967
35,388	5.000	02/01/37	38,405
3,189	5.000	03/01/38	3,467
72,259	5.500	03/01/38	80,202
34,498	5.500	04/01/38	38,301
5,525	5.500	11/01/38	6,243
8,588	5.500	12/01/38	9,476
364,979	7.000	02/01/39	424,464
2,335	5.500	03/01/39	2,572
161,616	5.000	07/01/39	175,524
3,536	5.500	10/01/39	3,923
7,959	5.500	03/01/40	8,841
17,896	4.000	06/01/40	18,881
18,644	5.500	06/01/40	20,681
10,025	5.000	08/01/40	10,867
658,837	5.500	08/01/40	725,795
2,620	4.500	11/01/40	2,807
185,558	4.000	02/01/41	195,387
1,340	5.000	04/01/41	1,457
8,120	5.000	06/01/41	8,790
342,006	5.000	07/01/41	370,552

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$13,361	4.000%	11/01/41	$ 14,081
19,959	3.000	05/01/42	20,087
246,828	3.500	06/01/42	256,200
19,116	3.000	08/01/42	19,239
23,256	3.000	01/01/43	23,389
77,119	3.000	02/01/43	77,561
3,988,959	3.500	04/01/43	4,121,093
450,976	3.500	06/01/45	466,267
357,443	3.500	10/01/45	369,451
2,495,333	3.500	03/01/46	2,579,161

			11,672,083

FNMA – 19.1%
1,475	4.500	08/01/18	1,484
13,752	5.000	09/01/18	13,831
98,943	5.000	10/01/18	99,776
11,167	6.500	08/01/19	12,378
5,907	9.500	10/01/20	5,938
151,574	5.500	02/01/23	165,912
264,787	5.500	08/01/23	289,834
78,415	6.000	11/01/28	88,336
5,593	6.500	11/01/28	5,958
48,994	7.000	07/01/31	53,143
878	5.500	03/01/33	973
3,813	6.000	03/01/33	4,326
2,953,559	5.500	04/01/33	3,283,170
1,861	6.000	05/01/33	2,100
5,137	5.000	07/01/33	5,580
584,734	5.500	07/01/33	632,860
22,292	5.000	08/01/33	24,111
4,388	5.500	09/01/33	4,860
20,726	5.500	12/01/33	22,966
916	6.000	12/01/33	1,039
5,488	5.500	02/01/34	6,079
1,252	5.500	03/01/34	1,390
1,084	5.500	04/01/34	1,208
6,979	5.500	05/01/34	7,746
52	5.500	06/01/34	57
7,412	5.500	08/01/34	8,253
4,067	5.500	09/01/34	4,505
3,582	5.500	10/01/34	3,963
2,740	5.500	11/01/34	3,038
34,687	5.500	12/01/34	38,416
6,551	5.500	04/01/35	7,256
170,694	6.000	04/01/35	193,069
4,594	5.000	05/01/35	5,020
3,656	5.500	05/01/35	4,052
7,509	5.000	07/01/35	8,161
7,335	5.500	07/01/35	8,148
2,964	5.000	08/01/35	3,230
678	5.500	08/01/35	755
6,756	5.500	09/01/35	7,514
75,188	6.000	10/01/35	85,335
36,631	6.000	11/01/35	41,393
3,072	5.500	12/01/35	3,422
120	5.500	02/01/36	133
40,101	6.000	03/01/36	45,557
56,088	6.000	04/01/36	63,662
2,442	4.500	07/01/36	2,618
438	5.500	02/01/37	487
14,515	5.500	04/01/37	16,185
197	5.500	06/01/37	218
748,321	5.500	08/01/37	826,971

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$196,749	6.000%	10/01/37	$ 222,110
244	5.500	12/01/37	271
9,851	5.500	02/01/38	10,893
3,818	5.500	03/01/38	4,247
7,096	6.000	03/01/38	8,012
17,992	5.500	04/01/38	20,066
5,564	5.500	05/01/38	6,202
1,288	5.500	06/01/38	1,431
1,174	5.500	07/01/38	1,304
1,015	5.500	08/01/38	1,127
1,066	5.500	09/01/38	1,184
365	5.500	12/01/38	405
6,398	5.500	02/01/39	7,137
239,601	7.000	03/01/39	277,359
3,023	4.500	04/01/39	3,242
10,864	4.500	05/01/39	11,715
5,519	5.500	06/01/39	6,131
5,698	4.000	08/01/39	6,010
25,061	4.500	08/01/39	27,026
50,086	5.000	09/01/39	54,284
4,813	5.500	11/01/39	5,348
445,791	4.500	12/01/39	480,741
305,881	5.000	07/01/40	336,350
321,237	5.000	03/01/41	347,958
78,575	5.000	04/01/41	84,867
167,042	4.500	05/01/41	179,006
12,780	5.000	06/01/41	13,927
127,668	5.000	07/01/41	138,288
154,095	4.500	08/01/41	165,381
161,272	5.000	10/01/41	174,687
31,013	3.500	11/01/41	32,081
256,490	5.000	04/01/42	277,826
37,041	3.500	06/01/42	38,318
156,940	4.500	08/01/42	169,342
21,596	3.500	10/01/42	22,340
17,281	3.000	11/01/42	17,442
213,809	3.000	12/01/42	215,849
562,063	3.000	01/01/43	567,460
106,661	3.000	02/01/43	107,686
646,687	3.000	03/01/43	652,901
1,053,820	3.000	04/01/43	1,063,946
93,787	3.500	04/01/43	96,809
723,316	3.000	05/01/43	730,269
62,841	3.500	05/01/43	65,045
125,022	3.000	06/01/43	126,223
1,112,642	3.000	07/01/43	1,123,334
1,734,837	3.500	07/01/43	1,790,724
209,480	3.500	08/01/43	216,319
36,445	3.500	09/01/43	37,723
91,790	3.500	01/01/44	94,995
3,124,153	4.500	10/01/44	3,329,541
1,460,175	4.500	04/01/45	1,581,951
163,879	4.500	05/01/45	177,674
919,791	4.000	11/01/45	963,536
109,206	4.000	01/01/46	114,399
295,616	4.000	03/01/46	309,634
887,095	3.500	06/01/46	919,876
192,320	4.000	06/01/46	201,419
49,189	4.000	08/01/46	51,516
312,483	4.000	10/01/46	327,268
24,874,747	4.500	01/01/48	26,486,747
3,000,000	3.500	TBA-30yr(d)	3,081,328

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,000,000	4.000%	TBA-30yr(d)	$ 8,367,500
5,000,000	4.500	TBA-30yr(d)	5,319,531

			67,391,677

GNMA – 11.3%
70,531	7.000	12/15/27	76,339
13,630	6.500	08/15/28	15,122
95,415	6.000	01/15/29	107,316
157,827	7.000	10/15/29	181,262
52,278	5.500	11/15/32	57,784
826,478	5.500	12/15/32	918,373
23,994	5.500	01/15/33	26,316
63,420	5.500	02/15/33	70,402
61,783	5.500	03/15/33	68,585
60,879	5.500	07/15/33	67,531
28,631	5.500	08/15/33	31,784
21,575	5.500	09/15/33	23,950
40,461	5.500	04/15/34	44,912
9,848	5.500	05/15/34	10,931
390,664	5.500	06/15/34	433,643
276,111	5.500	09/15/34	306,488
266,052	5.500	12/15/34	295,322
213,304	5.500	01/15/35	236,770
174,280	5.000	03/15/38	189,990
1,586	5.000	11/15/38	1,734
10,119	4.000	02/20/41	10,696
15,499	4.000	11/20/41	16,330
2,559	4.000	01/20/42	2,697
8,288	4.000	04/20/42	8,733
4,533	4.000	10/20/42	4,775
619,837	4.000	08/20/43	652,887
6,265,417	4.000	10/20/43	6,599,491
8,946	4.000	03/20/44	9,415
10,836	4.000	05/20/44	11,403
752,818	4.000	11/20/44	791,782
3,412,119	4.000	06/20/45	3,588,723
2,439,049	4.000	07/20/45	2,565,288
3,540,366	4.000	09/20/45	3,719,182
3,881,224	4.000	10/20/45	4,077,256
756,891	4.000	11/20/45	795,120
2,965,148	4.000	01/20/46	3,113,058
1,446,392	4.000	02/20/46	1,518,542
874,073	4.000	04/20/47	913,577
130,924	4.000	05/20/47	136,596
4,764,759	4.000	06/20/47	4,971,170
971,985	4.000	07/20/47	1,015,002
979,308	4.000	08/20/47	1,023,721
144,087	4.000	10/20/47	150,412
850,915	4.000	12/20/47	892,630

			39,753,040

TOTAL FEDERAL AGENCIES			$124,129,367

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $132,169,908)			$132,954,588

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 11.0%
FHLB
$2,200,000	1.875%	03/13/20	$ 2,193,950
3,700,000	2.125	06/09/23	3,653,591
2,100,000	3.375	09/08/23	2,215,489
300,000	3.375	12/08/23	316,280
FNMA
1,400,000	1.875	09/24/26	1,320,704
2,600,000	6.250	05/15/29	3,471,494
4,000,000	6.625	11/15/30	5,621,840
Hashemite Kingdom of Jordan Government AID Bond(e)
4,600,000	2.503	10/30/20	4,652,026
Israel Government AID Bond(e)
1,400,000	5.500	09/18/23	1,628,900
500,000	5.500	12/04/23	583,490
700,000	5.500	04/26/24	823,606
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,443,110
New Valley Generation V
1,768,138	4.929	01/15/21	1,852,717
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,845,475

TOTAL AGENCY DEBENTURES (Cost $38,398,256)			$ 38,622,672

Asset-Backed Securities – 10.8%
Automotive(f) – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$2,150,000	2.630%	12/20/21	$ 2,145,963
Chesapeake Funding II LLC Series 2017-2A, Class A1
1,850,000	1.990	05/15/29	1,844,062
Ford Credit Auto Owner Trust Series 2016-2, Class A
1,300,000	2.030	12/15/27	1,281,338
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
2,000,000	1.650	05/15/20	1,998,250
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1
1,250,000	1.960	05/17/21	1,245,933
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A(b) (1M LIBOR + 0.420%)
1,850,000	1.897	05/16/22	1,854,938

			10,370,484

Other – 0.0%
Small Business Administration
2,335	6.300	05/01/18	2,357
2,340	6.300	06/01/18	2,365

			4,722

Student Loan(b) – 7.9%
Access Group, Inc. Series 2005-2, Class A3 (3M USD LIBOR + 0.180%)
518,228	1.495	11/22/24	518,226
Access Group, Inc. Series 2015-1, Class A(f) 1M USD LIBOR + 0.700%)
603,561	2.028	07/25/56	604,286
ECMC Group Student Loan Trust Series 2016-1A, Class A(f) (1M USD LIBOR + 1.350%)
1,539,509	2.678	07/26/66	1,553,734
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(f) (1M USD LIBOR + 0.800%)
1,263,200	2.128	10/25/56	1,263,985

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(f) (1M USD LIBOR + 0.800%)
$2,750,000	2.129%	04/26/32	$ 2,708,298
GCO Education Loan Funding Trust II Series 2007-1A, Class A6L(f) 3M LIBOR + 0.110%)
1,582,060	1.572	11/25/26	1,570,113
Higher Education Funding I Series 2005-1, Class A4 (3M USD LIBOR + 0.140%)
39,460	1.457	02/25/30	39,460
Higher Education Funding I Series 2014-1, Class A(f) (3M USD LIBOR + 1.050%)
1,363,685	2.367	05/25/34	1,363,899
Navient Student Loan Trust Series 2016-5A, Class A(f) (1M USD LIBOR + 1.250%)
3,432,171	2.578	06/25/65	3,514,481
Navient Student Loan Trust Series 2016-7A, Class A(f) (1M USD LIBOR + 1.150%)
1,634,694	2.478	03/25/66	1,672,650
Navient Student Loan Trust Series 2017-4A, Class A2(f) (1M USD LIBOR + 0.500%)
850,000	1.828	09/27/66	851,435
Navient Student Loan Trust Series 2017-5A, Class A(f) (1M USD LIBOR + 0.800%)
3,398,610	2.128	07/26/66	3,410,323
Nelnet Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.130%)
134,705	1.453	06/22/26	134,671
Nelnet Student Loan Trust Series 2013-5A, Class A(f) (1M USD LIBOR + 0.630%)
319,975	1.959	01/25/37	318,390
North Carolina State Education Assistance Authority Series 2010-1, Class A1 (3M USD LIBOR + 0.900%)
670,853	2.214	07/25/41	668,527
PHEAA Student Loan Trust Series 2016-1A, Class A(f) (1M USD LIBOR + 1.150%)
1,642,858	2.478	09/25/65	1,667,963
Scholar Funding Trust Series 2013-A, Class A(f) (1M USD LIBOR + 0.650%)
1,949,218	1.988	01/30/45	1,929,676
SLM Student Loan Trust Series 2003-14, Class A5 (3M USD LIBOR + 0.230%)
115,069	1.544	01/25/23	115,110
SLM Student Loan Trust Series 2004-8A, Class A6(f) (3M USD LIBOR + 0.630%)
850,000	1.944	01/25/40	845,840
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
1,908,241	3.014	07/25/23	1,968,547
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
800,000	2.161	05/01/35	791,928
Wachovia Student Loan Trust Series 2005-1, Class A5 (3M USD LIBOR + 0.130%)
138,732	1.444	01/26/26	138,696

			27,650,238

TOTAL ASSET-BACKED SECURITIES (Cost $37,809,828)			$ 38,025,444

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 2.0%
Alaska(b)(g) – 0.7%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.500%)
$2,442,790	1.828%	08/25/31	$ 2,405,894

New Hampshire(b)(g) – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,200,000	2.164	10/25/37	1,194,986

New Jersey – 0.7%
New Jersey Economic Development Authority Series A
2,000,000	7.425	02/15/29	2,501,320

Texas(b)(g) – 0.2%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12 (3M USD LIBOR + 0.160%)
794,785	1.488	03/27/23	789,385

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,408,182)			$ 6,891,585

U.S. Treasury Obligations – 39.2%
United States Treasury Bonds
$3,830,000	3.625%	02/15/44	$ 4,477,040
3,320,000	3.125	08/15/44	3,568,236
3,200,000	3.000	11/15/44	3,362,400
1,570,000	2.875	08/15/45	1,610,632
16,190,000	2.875	11/15/46	16,611,425
60,000	3.000	05/15/47	63,094
United States Treasury Inflation Indexed Bonds
1,327,495	0.375	01/15/27	1,318,720
403,352	0.375	07/15/27	401,408
114,890	2.500	01/15/29	139,485
208,208	1.000	02/15/46	222,695
347,429	0.875	02/15/47	361,441
United States Treasury Notes
9,050,000	1.250	11/30/18	9,005,746
13,700,000	1.250	12/31/18	13,625,061
2,650,000	1.500	08/15/20	2,620,956
6,900,000	1.750	12/31/20	6,852,804
3,570,000	1.375	04/30/21	3,492,995
7,100,000	1.125	06/30/21	6,876,847
7,090,000	1.125	07/31/21	6,857,590
820,000	1.875	01/31/22	811,628
5,920,000	1.875	04/30/22	5,849,730
500,000	2.000	07/31/22	496,245
1,810,000	1.875	10/31/22	1,783,845
19,300,000	2.125	07/31/24	19,074,383
3,600,000	2.125	11/30/24	3,552,804
1,850,000	2.250	12/31/24	1,840,177
500,000	2.125	05/15/25	492,385
400,000	2.000	08/15/25	389,964
9,180,000	1.625	05/15/26	8,648,019
United States Treasury Strip Coupon(c)
12,400,000	0.000	11/15/35	7,655,511
3,200,000	0.000	02/15/36	1,962,112
1,300,000	0.000	05/15/36	790,764
6,000,000	0.000	11/15/37	3,480,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $138,377,751)			$138,296,142

Shares	Distribution Rate	Value
Investment Company(h) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,799,939	1.228%	$ 9,799,939
(Cost $9,799,939)

TOTAL INVESTMENTS – 103.5% (Cost $362,963,864)		$364,590,370

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%		(12,271,323)

NET ASSETS – 100.0%		$352,319,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,768,359 which represents approximately 4.8% of net assets as of December 31, 2017.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,688,022, which represents approximately 2.2% of net assets as of December 31, 2017.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $33,645,557, which represents approximately 9.6% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Represents affiliated fund.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA - 30yr	01/11/18	$(4,000,000)	$(4,108,750)
FNMA	3.000	TBA - 30yr	01/11/18	(2,000,000)	(2,000,469)

TOTAL (Proceeds Receivable: $6,102,031)					$(6,109,219)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	40	03/20/18	$5,342,500	$32,427
U.S. Long Bonds	37	03/20/18	5,661,000	(8,299)
2 Year U.S Treasury Notes	67	03/29/18	14,345,328	(30,042)
5 Year U.S. Treasury Notes	185	03/29/18	21,490,352	(14,484)
10 Year U.S Treasury Notes	129	03/20/18	16,002,047	(39,594)

Total				$(59,992)

Short position contracts:
Eurodollars	(2)	12/17/18	(489,275)	1,172
Ultra Long U.S. Treasury Bonds	(62)	03/20/18	(10,394,688)	(37,291)

Total				$(36,119)

TOTAL				$(96,111)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.855%(b)	08/06/20	$15,750	(c)	$(117,575)	$(67,555)	$(50,020)
3M LIBOR(a)	2.139(b)	11/20/20	29,140	(c)	(83,256)	(18,744)	(64,512)
2.143(b)	3M LIBOR(a)	07/03/23	1,900	(c)	15,366	(1,485)	16,851
2.275(b)	3M LIBOR(a)	11/20/23	12,620	(c)	44,998	11,244	33,754
3M LIBOR(a)	2.378(b)	07/03/28	5,750	(c)	(34,062)	93	(34,155)
3M LIBOR(b)	2.346(a)	08/06/28	3,980	(c)	37,306	307	36,999
1.231(d)	3M LIBOR	09/09/36	9,100		1,297,985	18,189	1,279,796
2.560(b)	3M LIBOR(a)	07/03/48	2,400	(c)	(4,034)	86	(4,120)

TOTAL					$1,156,728	$(57,865)	$1,214,593

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made annually.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts:
1 Year Mid Curve Eurodollar	CitiGroup Global Markets, Inc.	$98.00	06/15/18	28	$70,000	$21,525	$7,763	$13,762

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.1%
Banks – 0.1%
DnB Boligkreditt AS
$800,000	1.450%	03/21/19	$ 799,381
(Cost $799,918)

Mortgage-Backed Obligations – 47.6%
Collateralized Mortgage Obligations – 32.9%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$47	1,004.961%	12/25/20	$ 160

Regular Floater(c) – 32.5%
FHLMC REMIC Series 1826, Class F(1M LIBOR + 0.400%)
12,974	1.650	09/15/21	13,001
FHLMC REMIC Series 3049, Class FP(1M LIBOR + 0.350%)
3,564,414	1.600	10/15/35	3,573,403
FHLMC REMIC Series 3208, Class FB(1M LIBOR + 0.400%)
470,265	1.650	08/15/36	471,445
FHLMC REMIC Series 3208, Class FD(1M LIBOR + 0.400%)
1,147,240	1.650	08/15/36	1,153,979
FHLMC REMIC Series 3208, Class FG(1M LIBOR + 0.400%)
1,116,233	1.650	08/15/36	1,122,791
FHLMC REMIC Series 3307, Class FA(1M LIBOR + 0.430%)
8,385,926	1.680	07/15/34	8,413,354
FHLMC REMIC Series 3312, Class HF(1M LIBOR + 0.300%)
3,841,815	1.550	08/15/33	3,850,310
FHLMC REMIC Series 3371, Class FA(1M LIBOR + 0.600%)
775,347	1.850	09/15/37	783,872
FHLMC REMIC Series 3374, Class FT(1M LIBOR + 0.300%)
169,680	1.550	04/15/37	169,585
FHLMC REMIC Series 3471, Class FB(1M LIBOR + 1.000%)
1,662,632	2.250	08/15/35	1,699,687
FHLMC REMIC Series 3545, Class FA(1M LIBOR + 0.850%)
309,440	2.100	06/15/39	312,974
FHLMC REMIC Series 4039, Class FA(1M LIBOR + 0.500%)
2,611,598	1.750	05/15/42	2,633,668
FHLMC REMIC Series 4272, Class FD(1M LIBOR + 0.350%)
4,767,505	1.827	11/15/43	4,774,636
FHLMC REMIC Series 4316, Class FY(1M LIBOR + 0.400%)
1,627,123	1.650	11/15/39	1,631,796
FHLMC REMIC Series 4477, Class FG(1M LIBOR + 0.300%)
5,246,522	1.535	10/15/40	5,234,608
FHLMC REMIC Series 4508, Class CF(1M LIBOR + 0.400%)
11,738,885	1.650	09/15/45	11,766,098
FHLMC REMIC Series 4614, Class FK(1M LIBOR + 0.500%)
8,562,617	1.750	09/15/46	8,649,540
FHLMC REMIC Series 4637, Class QF(1M LIBOR + 1.000%)
13,625,616	2.361	04/15/44	13,717,355
FHLMC REMIC Series 4680, Class YF(1M LIBOR + 1.000%)
8,875,736	2.242	12/15/46	8,920,367
FHLMC STRIPS Series 237, Class F23(1M LIBOR + 0.400%)
319,552	1.877	05/15/36	319,782
FHLMC STRIPS Series 350, Class F2(1M LIBOR + 0.350%)
17,718,742	1.711	09/15/40	17,697,863
FNMA REMIC Series 1998-66, Class FC(1M LIBOR + 0.500%)
41,124	1.991	11/17/28	41,301
FNMA REMIC Series 2006-42, Class CF(1M LIBOR + 0.450%)
7,545,761	1.778	06/25/36	7,582,652

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2006-72, Class XF(1M LIBOR + 0.500%)
$334,494	1.828%	08/25/36	$ 336,015
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
48,930	1.678	04/25/37	49,067
FNMA REMIC Series 2007-36, Class F(1M LIBOR + 0.230%)
996,558	1.558	04/25/37	994,935
FNMA REMIC Series 2007-92, Class OF(1M LIBOR + 0.570%)
371,066	1.898	09/25/37	374,899
FNMA REMIC Series 2008-22, Class FD(1M LIBOR + 0.840%)
474,552	2.392	04/25/48	482,813
FNMA REMIC Series 2009-75, Class MF(1M LIBOR + 1.150%)
770,473	2.478	09/25/39	791,052
FNMA REMIC Series 2010-123, Class FL(1M LIBOR + 0.430%)
1,580,799	1.758	11/25/40	1,588,074
FNMA REMIC Series 2010-8, Class FE(1M LIBOR + 0.790%)
8,463,280	2.118	02/25/40	8,572,347
FNMA REMIC Series 2011-110, Class FE(1M LIBOR + 0.400%)
2,588,341	1.728	04/25/41	2,597,807
FNMA REMIC Series 2011-53, Class FT(1M LIBOR + 0.580%)
590,310	1.908	06/25/41	596,686
FNMA REMIC Series 2011-63, Class FG(1M LIBOR + 0.450%)
579,033	1.778	07/25/41	582,416
FNMA REMIC Series 2012-110, Class MF(1M LIBOR + 0.460%)
5,347,057	1.788	10/25/42	5,386,526
FNMA REMIC Series 2012-56, Class FG(1M LIBOR + 0.500%)
1,942,438	1.828	03/25/39	1,951,258
FNMA REMIC Series 2013-96, Class FW(1M LIBOR + 0.400%)
148,550	1.728	09/25/43	149,050
FNMA REMIC Series 2014-19, Class FA(1M LIBOR + 0.400%)
1,470,958	1.728	11/25/39	1,475,042
FNMA REMIC Series 2014-19, Class FJ(1M LIBOR + 0.400%)
1,671,468	1.728	11/25/39	1,676,194
FNMA REMIC Series 2016-1, Class FT(1M LIBOR + 0.350%)
5,937,256	1.902	02/25/46	5,949,925
FNMA REMIC Series 2016-23, Class FT(1M LIBOR + 0.500%)
1,177,538	1.828	11/25/45	1,188,653
FNMA REMIC Series 2016-33, Class PF(1M LIBOR + 0.500%)
2,491,035	1.828	06/25/46	2,516,641
FNMA REMIC Series 2017-16, Class FG(1M LIBOR + 0.450%)
18,507,545	2.002	03/25/47	18,616,681
FNMA REMIC Series 2017-45, Class FA(1M LIBOR + 0.320%)
11,322,350	1.681	06/25/47	11,322,463
FNMA REMIC Series 2017-57, Class FA(1M LIBOR + 0.400%)
18,883,599	1.952	08/25/57	18,937,126
GNMA REMIC Series 2008-51, Class FG(1M LIBOR + 0.770%)
1,831,282	2.261	06/16/38	1,863,165
GNMA REMIC Series 2010-53, Class FC(1M LIBOR + 0.820%)
796,585	2.321	04/20/40	808,271
GNMA REMIC Series 2011-101, Class EF(1M LIBOR + 0.860%)
6,744,944	2.351	10/16/39	6,859,323
GNMA REMIC Series 2011-117, Class FJ(1M LIBOR + 0.870%)
4,593,556	2.371	08/20/41	4,682,422
GNMA REMIC Series 2012-12, Class HF(1M LIBOR + 0.400%)
1,048,835	1.901	01/20/42	1,048,649
NCUA Guaranteed Notes Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
1,622,320	2.005	10/07/20	1,625,995
NCUA Guaranteed Notes Series 2010-R2, Class 2A(1M LIBOR + 0.470%)
3,675,866	2.025	11/05/20	3,687,066
NCUA Guaranteed Notes Series 2011-R1, Class 1A(1M LIBOR + 0.450%)
396,429	2.005	01/08/20	397,126

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
NCUA Guaranteed Notes Series 2011-R2, Class 1A(1M LIBOR + 0.400%)
$1,305,741	1.952%	02/06/20	$ 1,307,526
NCUA Guaranteed Notes Series 2011-R3, Class 1A(1M LIBOR + 0.400%)
1,044,718	1.952	03/11/20	1,046,187

			213,995,467

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
669,438	6.500	05/15/41	770,458

Sequential Floating Rate(c) – 0.3%
FHLMC REMIC Series 3588, Class CW(1M USD LIBOR + 0.000%)
1,923,802	3.645	10/15/37	2,030,780
FNMA REMIC Series 1990-145, Class A(1 year CMT + 0.000%)
19,232	2.119	12/25/20	19,278
FNMA REMIC Series 1997-20, Class F(1 year CMT + 0.000%)
111,527	1.510	03/25/27	111,519

			2,161,577

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$216,927,662

Commercial Mortgage-Backed Securities(c) – 10.8%
Sequential Floating Rate – 10.8%
FHLMC Multifamily Structured Pass Through Certificates Series KF03, Class A(1M LIBOR + 0.340%)
2,721,815	1.712%	01/25/21	2,706,726
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL(1M LIBOR + 0.350%)
12,799,293	1.722	08/25/25	12,799,293
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1(1M LIBOR + 0.380%)
121,919	1.752	07/25/20	121,919
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A(1M LIBOR + 0.450%)
5,523,687	1.822	06/25/23	5,530,677
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A(1M LIBOR + 0.370%)
7,000,000	1.742	04/25/24	7,014,173
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A(1M LIBOR + 0.370%)
12,998,133	1.742	05/25/24	13,010,147
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A(1M LIBOR + 0.380%)
5,361,152	1.752	08/25/23	5,364,666
FNMA ACES Series 2017-M13, Class FA(1M LIBOR + 0.400%)
5,497,440	1.683	10/25/24	5,483,609
FNMA ACES Series 2017-M5, Class FA(1M LIBOR + 0.490%)
18,904,455	1.773	04/25/24	18,929,885

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 70,961,095

Federal Agencies – 3.9%
Adjustable Rate FHLMC(c) – 0.8%
$42,154	6.880%	11/01/19	$ 42,941
2,221,339	3.246	01/01/38	2,339,195

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Adjustable Rate FHLMC(c) – (continued)
$6,506	2.873%	06/01/31	$ 6,762
918,588	3.535	05/01/35	963,307
1,153,927	3.708	05/01/34	1,214,013
617	3.125	11/01/18	616
42,522	4.504	05/01/35	43,793
378,282	3.720	08/01/28	389,775
120,091	3.609	05/01/29	123,626
103,562	3.672	12/01/30	108,110
3,290	2.073	06/01/19	3,290
6,229	2.448	02/01/31	6,279
16,514	4.407	06/01/30	17,594
2,335	1.957	03/01/19	2,333
3,622	3.513	01/01/20	3,634
6,859	1.957	05/01/21	6,864
1,635	1.957	10/01/26	1,644
8,455	4.093	06/01/29	9,005
21,330	1.898	04/01/30	21,463
664	2.250	02/01/19	665
1,076	2.270	07/01/19	1,076
50,862	2.513	11/01/19	50,950
2,978	2.586	08/01/18	2,981
1,428	2.625	11/01/18	1,432

			5,361,348

Adjustable Rate FNMA(c) – 1.1%
15,197	2.538	05/20/22	15,164
87,150	2.626	06/20/24	86,916
2,386	6.761	02/01/22	2,475
995,708	3.273	07/01/33	1,047,465
264,408	3.401	11/01/34	279,323
11,155	6.898	05/01/20	11,507
5,637	2.202	02/01/41	5,649
56,667	2.402	06/01/40	57,172
2,484,891	2.583	09/01/44	2,518,970
1,121,090	2.514	04/01/44	1,153,859
187,223	3.575	09/01/37	197,178
1,363,151	3.655	03/01/37	1,438,136
468	2.975	08/01/24	468
41,698	5.115	01/01/25	43,890
2,623	6.099	07/01/19	2,644
65,583	3.285	02/01/23	66,762
144,045	3.343	01/01/24	147,090
196,481	3.333	03/01/24	201,103
47	2.621	03/01/18	47
2,860	1.989	10/01/18	2,859
698	2.647	10/01/18	697
2,839	2.745	10/01/18	2,837
8,715	1.913	01/01/19	8,716
2,334	6.046	04/01/19	2,359
69,547	1.895	05/01/19	69,607
32,817	1.918	06/01/20	32,842
6,664	3.339	06/01/27	6,772
4,781	4.250	12/01/27	5,093
5,466	4.486	01/01/28	5,823
5,106	1.888	06/01/29	5,150
6,790	2.128	06/01/29	6,856
3,775	3.942	05/01/36	3,896
16,184	3.966	04/01/19	16,298
12,012	4.271	08/01/19	12,112

			7,457,735

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(c) – 0.2%
$805,144	2.625%	04/20/33	$ 824,950
174,401	2.625	05/20/33	181,104
331,616	2.750	08/20/34	340,294

			1,346,348

FHLMC – 0.1%
28,013	5.500	01/01/20	28,604
33,379	7.000	04/01/21	34,417
20,339	7.000	08/01/21	21,200
63,450	7.000	05/01/22	66,622
201,013	7.000	06/01/22	210,697
1,479	4.500	05/01/23	1,549

			363,089

FNMA – 1.7%
1,484	5.500	03/01/18	1,484
730	5.000	09/01/19	745
139	5.000	11/01/19	140
2,095	5.000	01/01/20	2,133
20,436	7.000	07/01/21	21,259
50,392	7.000	11/01/21	52,746
31,262	7.000	12/01/21	31,532
76,367	7.000	01/01/22	78,140
11,284	7.000	02/01/22	11,797
45,469	7.000	01/01/28	48,848
19,390	6.500	04/01/33	22,422
21,804	6.000	05/01/38	24,558
27,425	6.000	11/01/38	30,899
61,455	6.000	09/01/39	69,234
23,019	6.000	10/01/39	25,989
15,762	6.000	10/01/40	17,754
22,642	6.000	05/01/41	25,500
9,321,845	4.000	10/01/42	9,815,745
705,632	3.500	05/01/46	724,887

			11,005,812

GNMA – 0.0%
23,373	7.000	04/15/26	25,125

TOTAL FEDERAL AGENCIES			$ 25,559,457

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $313,162,753)			$313,448,214

Agency Debenture(d) – 0.6%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 4,045,240
(Cost $4,000,000)

Asset-Backed Securities(c) – 47.1%
Automotive – 5.0%
Ally Master Owner Trust Series 2017-3, Class A1(1M LIBOR + 0.430%)
$11,500,000	1.907%	06/15/22	$ 11,512,804
Chesapeake Funding II LLC Series 2016-2A, Class A2(a)(1M USD LIBOR + 1.000%)
2,184,885	2.250	06/15/28	2,197,058

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Automotive – (continued)
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(1M USD LIBOR + 0.340%)
$5,250,000	1.590%	08/15/29	$ 5,254,502
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(a)(1M LIBOR + 0.430%)
9,650,000	1.907	07/15/22	9,683,825
Nissan Master Owner Trust Receivables Series 2017-C, Class A(1M LIBOR + 0.320%)
4,100,000	1.797	10/17/22	4,107,929

			32,756,118

Collateralized Loan Obligations(a) – 15.4%
ACIS CLO Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 0.870%)
768,706	2.174	04/18/24	769,053
AIMCO CLO Series 2014-AA, Class AR(3M USD LIBOR + 1.100%)
2,650,000	2.407	07/20/26	2,654,420
Anchorage Capital CLO 4 Ltd. Series 2014-4A, Class A1AR(3M USD LIBOR + 1.140%)
3,150,000	2.454	07/28/26	3,156,432
Apex Credit CLO II LLC Series 2017-2A, Class A(3M USD LIBOR + 1.270%)
3,000,000	2.600	09/20/29	3,010,626
Atrium X CLO Series 2017-10A, Class AR(3M USD LIBOR + 0.950%)
2,544,823	2.254	07/16/25	2,546,520
B&M CLO Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
750,000	2.704	04/16/26	750,530
Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class A1R(3M USD LIBOR + 1.250%)
6,000,000	2.554	07/15/29	6,038,442
CBAM CLO Management LLC Series 2017-2A, Class A(3M USD LIBOR + 1.240%)
3,500,000	2.631	10/17/29	3,520,237
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R(3M USD LIBOR + 1.230%)
1,700,000	2.547	06/09/30	1,716,947
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
2,500,000	2.554	07/15/26	2,505,595
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A(3M USD LIBOR + 1.100%)
1,610,206	2.404	07/15/25	1,611,241
ICG US CLO Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.220%)
4,000,000	2.588	01/20/30	3,997,888
Jamestown CLO X Ltd. Series 2017-10A, Class A1(3M USD LIBOR + 1.250%)
4,750,000	2.720	07/17/29	4,776,576
LCM XVI LP Series 2017-16A, Class AR(3M USD LIBOR + 1.030%)
3,650,000	2.334	07/15/26	3,654,574
OCP CLO Ltd. Series 2012-2A, Class A1R(3M USD LIBOR + 1.400%)
650,000	2.715	11/22/25	654,387
OCP CLO Ltd. Series 2014-5A, Class A1(3M USD LIBOR + 1.000%)
7,480,000	2.314	04/26/26	7,486,037
OCP CLO Ltd. Series 2015-8A, Class A1R(3M USD LIBOR + 0.850%)
3,650,000	2.203	04/17/27	3,652,332
OCP CLO Ltd. Series 2017-13A, Class A1A(3M USD LIBOR + 1.260%)
3,150,000	2.561	07/15/30	3,168,494
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(3M USD LIBOR + 0.930%)
538,149	2.234	04/17/25	538,299

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Collateralized Loan Obligations(a) – (continued)
OFSI Fund VI Ltd. Series 2014-6A, Class A1(3M USD LIBOR + 1.030%)
$2,250,000	2.334%	03/20/25	$ 2,249,114
OFSI Fund VII Ltd. Series 2014-7A, Class AR(3M USD LIBOR + 0.900%)
3,550,000	2.114	10/18/26	3,568,591
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 0.740%)
3,700,000	2.130	10/15/25	3,700,947
Regatta III Funding Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.050%)
4,900,000	2.354	04/15/26	4,920,918
Shackleton CLO Ltd. Series 2014-5A, Class AR(3M USD LIBOR + 1.140%)
5,200,000	2.452	05/07/26	5,206,427
Sound Point CLO VI Ltd. Series 2014-2A, Class A2R(3M USD LIBOR + 1.140%)
2,250,000	2.447	10/20/26	2,255,659
TRESTLES CLO Ltd. Series 2017-1A, Class A1A(3M USD LIBOR + 1.290%)
6,350,000	2.594	07/25/29	6,388,621
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(3M USD LIBOR + 1.180%)
6,250,000	2.484	07/15/26	6,262,275
Voya CLO Ltd. Series 2017-3A, Class A1A(3M USD LIBOR + 1.230%)
8,750,000	2.548	07/20/30	8,791,720
Zais CLO 1 Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
1,700,000	2.704	04/15/26	1,702,125

			101,255,027

Credit Card – 8.8%
Bank of America Credit Card Trust Series 2014-A1, Class A(1M LIBOR + 0.380%)
5,650,000	1.857	06/15/21	5,667,113
CARDS II Trust Series 2016-1A, Class A(a)(1M LIBOR + 0.700%)
1,500,000	2.177	07/15/21	1,504,433
CARDS II Trust Series 2017-1A, Class A(a)(1M LIBOR + 0.370%)
2,500,000	1.847	04/18/22	2,505,740
CARDS II Trust Series 2017-2A, Class A(a)(1M LIBOR + 0.260%)
3,600,000	1.737	10/17/22	3,600,008
Chase Issuance Trust Series 2013-A9, Class A(1M LIBOR + 0.420%)
10,000,000	1.897	11/16/20	10,026,987
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(1M LIBOR + 0.620%)
10,100,000	2.155	04/22/26	10,214,999
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7(1M LIBOR + 0.370%)
7,650,000	1.777	08/08/24	7,680,714
Evergreen Credit Card Trust Series 2016-1, Class A(a)(1M LIBOR + 0.720%)
2,550,000	2.197	04/15/20	2,554,625
Golden Credit Card Trust Series 2017-4A, Class A(a)(1M LIBOR + 0.520%)
11,200,000	1.997	07/15/24	11,244,358
Trillium Credit Card Trust II Series 2016-1A, Class A(a)(1M LIBOR + 0.720%)
2,800,000	2.272	05/26/21	2,806,929

			57,805,906

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Other(a) – 0.1%
Mill City Mortgage Loan Trust Series 2016-1, Class A1
$876,628	2.500%	04/25/57	$ 871,723

Student Loan – 17.8%
Academic Loan Funding Trust Series 2013-1, Class A(a)(1M USD LIBOR + 0.800%)
2,633,055	2.128	12/26/44	2,620,103
Access Group, Inc. Series 2005-2, Class A3(3M USD LIBOR + 0.180%)
603,311	1.495	11/22/24	603,308
Access Group, Inc. Series 2013-1, Class A(a)(1M USD LIBOR + 0.500%)
1,166,502	1.828	02/25/36	1,155,160
Access Group, Inc. Series 2015-1, Class A(a)(1M USD LIBOR + 0.700%)
1,297,657	2.028	07/25/56	1,299,214
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(1M USD LIBOR + 0.800%)
2,170,735	2.128	02/25/41	2,172,060
ALG Student Loan Trust I Series 2006-1A, Class A3(a)(3M USD LIBOR + 0.150%)
7,185,200	1.464	10/28/23	7,172,285
Bank of America Student Loan Trust Series 2010-1A, Class A(a)(3M USD LIBOR + 0.800%)
1,299,611	2.114	02/25/43	1,305,840
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.800%)
273,280	2.117	02/25/30	274,626
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.350%)
1,464,411	2.678	07/26/66	1,477,942
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)(1M USD LIBOR + 0.800%)
1,970,786	2.129	06/25/26	1,972,043
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)(1M USD LIBOR + 0.800%)
3,000,000	2.129	04/26/32	2,954,507
Educational Funding of the South, Inc. Series 2012-1, Class A(1M USD LIBOR + 1.050%)
2,130,136	2.378	03/25/36	2,140,711
Educational Services of America, Inc. Series 2010-1, Class A1(a)(3M USD LIBOR + 0.850%)
1,205,219	2.164	07/25/23	1,205,927
Educational Services of America, Inc. Series 2012-1, Class A1(a)(1M USD LIBOR + 1.150%)
2,329,322	2.478	09/25/40	2,361,780
Educational Services of America, Inc. Series 2014-1, Class A(a)(1M USD LIBOR + 0.700%)
2,140,456	2.028	02/25/39	2,113,416
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)(1M USD LIBOR + 1.350%)
1,950,000	2.678	03/25/36	2,002,668
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(a)(1M USD LIBOR + 1.000%)
1,200,000	2.328	04/25/33	1,199,999
GCO Education Loan Funding Trust II Series 2007-1A, Class A6L(a)(3M LIBOR + 0.110%)
1,753,093	1.572	11/25/26	1,739,855

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
GCO Education Loan Funding Trust Series 2006-1, Class A8L(3M USD LIBOR + 0.130%)
$6,734,661	1.447%	05/25/25	$ 6,727,181
Goal Capital Funding Trust Series 2010-1, Class A(a)(3M USD LIBOR + 0.700%)
55,393	2.017	08/25/48	54,968
Higher Education Funding I Series 2005-1, Class A4(3M USD LIBOR + 0.140%)
46,635	1.457	02/25/30	46,635
Higher Education Funding I Series 2014-1, Class A(a)(3M USD LIBOR + 1.050%)
1,500,054	2.367	05/25/34	1,500,289
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,150,000	2.214	07/25/45	1,153,497
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
4,417,531	1.992	12/01/31	4,407,680
Knowledgeworks Foundation Student Loan Series 2010-1, Class A(3M USD LIBOR + 0.950%)
1,543,663	2.267	02/25/42	1,551,929
Massachusetts Educational Financing Authority Series 2008-1, Class A1(3M USD LIBOR + 0.950%)
544,660	2.264	04/25/38	548,776
Missouri Higher Education Loan Authority Series 2010-2, Class A1(3M USD LIBOR + 0.850%)
2,791,246	2.167	08/27/29	2,809,569
Missouri Higher Education Loan Authority Series 2011-1, Class A1(3M USD LIBOR + 0.850%)
4,453,106	2.178	06/25/36	4,475,775
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
3,171,705	2.283	05/20/30	3,203,060
Navient Student Loan Trust Series 2016-5A, Class A(a)(1M USD LIBOR + 1.250%)
3,139,181	2.578	06/25/65	3,214,464
Navient Student Loan Trust Series 2016-7A, Class A(a)(1M USD LIBOR + 1.150%)
1,590,513	2.478	03/25/66	1,627,443
NCUA Guaranteed Notes Series 2010-A1, Class A(1M LIBOR + 0.350%)
207,806	1.904	12/07/20	207,948
Nelnet Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.130%)
157,156	1.453	06/22/26	157,117
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
1,787,528	1.414	01/25/30	1,785,332
Nelnet Student Loan Trust Series 2013-5A, Class A(a)(1M USD LIBOR + 0.630%)
639,949	1.959	01/25/37	636,781
Nelnet Student Loan Trust Series 2014-4A, Class A1(a)(1M USD LIBOR + 0.540%)
10,117,071	1.868	11/27/39	10,169,480
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
740,251	2.214	07/25/41	737,685
Northstar Education Finance, Inc. Series 2012-1, Class A(a)(1M USD LIBOR + 0.700%)
663,458	2.028	12/26/31	663,863

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1(1M USD LIBOR + 0.900%)
$2,095,401	2.142%	07/01/31	$ 2,087,406
Scholar Funding Trust Series 2010-A, Class A(a)(3M USD LIBOR + 0.750%)
668,289	2.064	10/28/41	663,436
Scholar Funding Trust Series 2013-A, Class A(a)(1M USD LIBOR + 0.650%)
2,598,421	1.988	01/30/45	2,572,369
SLC Student Loan Center Series 2011-1, Class A(a)(1M USD LIBOR + 1.220%)
1,114,068	2.548	10/25/27	1,127,485
SLC Student Loan Trust Series 2005-1, Class A3(3M USD LIBOR + 0.100%)
6,694,330	1.415	02/15/25	6,688,323
SLC Student Loan Trust Series 2010-1, Class A(3M USD LIBOR + 0.875%)
791,947	2.192	11/25/42	802,077
SLM Student Loan Trust Series 2003-12, Class A5(a)(3M USD LIBOR + 0.280%)
131,208	1.600	09/15/22	131,259
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
133,238	1.544	01/25/23	133,285
SLM Student Loan Trust Series 2004-1, Class A3(3M USD LIBOR + 0.210%)
611,998	1.524	04/25/23	612,161
SLM Student Loan Trust Series 2004-8A, Class A5(a)(3M USD LIBOR + 0.500%)
994,275	1.814	04/25/24	997,120
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
11,250,000	1.454	10/25/28	11,207,105
SLM Student Loan Trust Series 2005-9, Class A6(3M USD LIBOR + 0.550%)
1,509,077	1.864	10/26/26	1,513,539
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
491,421	1.424	07/25/25	491,280
SLM Student Loan Trust Series 2008-2, Class A3(3M USD LIBOR + 0.750%)
621,124	2.064	04/25/23	620,454
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
623,848	3.014	07/25/23	643,563
SLM Student Loan Trust Series 2012-3, Class A(1M USD LIBOR + 0.650%)
1,103,245	1.978	12/26/25	1,109,476
SLM Student Loan Trust Series 2013-3, Class A2(1M USD LIBOR + 0.300%)
11,216	1.628	05/26/20	11,216
SLM Student Loan Trust Series 2014-1, Class A2(1M USD LIBOR + 0.380%)
8,445	1.708	07/26/21	8,447
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
620,596	2.149	10/01/24	623,652
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
900,000	2.161	05/01/35	890,919

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
Utah State Board of Regents Series 2015-1, Class A(1M USD LIBOR + 0.600%)
$2,576,375	1.928%	02/25/43	$ 2,570,822
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
154,146	1.444	01/26/26	154,106

			117,110,416

TOTAL ASSET-BACKED SECURITIES (Cost $308,626,350)			$309,799,190

Municipal Debt Obligations(c) – 2.6%
Alaska(e) – 0.3%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.500%)
$1,892,302	1.828%	08/25/31	$ 1,863,720

New Hampshire(e) – 0.6%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
1,300,000	2.164	10/25/37	1,294,568
New Hampshire State Higher Education Loan Corp. (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.500%)
2,736,871	1.830	10/25/28	2,735,256

			4,029,824

New York(a) – 0.1%
FHLMC Multifamily ML Certificates Trust RB (Pass - Through) Series 2017-ML01(1M LIBOR + 0.500%)
887,177	2.064	01/25/33	896,118

Rhode Island(e) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1(1M USD LIBOR + 0.700%)
540,833	1.942	10/02/28	541,044

Utah(e) – 1.5%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.750%)
9,121,197	2.078	12/26/31	9,178,843
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(3M USD LIBOR + 0.850%)
525,286	2.161	05/01/29	524,514

			9,703,357

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $17,012,308)			$ 17,034,063

U.S. Treasury Obligations – 1.2%
United States Treasury Inflation Indexed Bonds
$3,528,622	0.125%	04/15/20	$ 3,522,270
1,955,214	0.125	07/15/26	1,911,359
1,225,380	0.375	01/15/27	1,217,280
853,653	1.000	02/15/46	913,050

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,534,208)			$ 7,563,959

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $651,135,537)			$652,690,047

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 1.2%
Repurchase Agreements – 1.2%
Joint Repurchase Agreement Account II
$8,000,000	1.411%	01/02/18	$ 8,000,000
(Cost $8,000,000)

TOTAL INVESTMENTS – 100.4% (Cost $659,135,537)			$660,690,047

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(2,787,860)

NET ASSETS – 100.0%			$657,902,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $199,113,423, which represents approximately 30.3% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,045,240, which represents approximately 0.6% of net assets as of December 31, 2017.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Joint repurchase agreement was entered into on December 29, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviation:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S Treasury Notes	92	03/20/18	$11,412,313	$(5,399)
20 Year U.S. Treasury Bonds	24	03/20/18	3,672,000	(137)

Total				$(5,536)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(43)	03/20/18	(7,209,219)	(30,892)
Ultra 10 Year U.S. Treasury Notes	(25)	03/20/18	(3,339,063)	14,977
2 Year U.S Treasury Notes	(17)	03/29/18	(3,639,859)	8,401
5 Year U.S. Treasury Notes	(222)	03/29/18	(25,788,422)	128,854

Total				$121,340

TOTAL FUTURES CONTRACTS				$115,804

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 97.8%
United States Treasury Inflation Indexed Bonds
$21,733,910	1.375%	07/15/18	$ 21,982,111
27,370,200	0.125	04/15/19	27,315,186
26,290,044	0.375	07/15/25	26,342,361
66,076,338	0.625	01/15/26	67,165,276
31,283,424	0.125	07/15/26	30,581,737
22,975,875	0.375	01/15/27	22,824,005
7,338,960	2.375	01/15/27	8,591,060
22,789,388	0.375	07/15/27	22,679,543
66,463,865	2.500	01/15/29	80,691,785
22,660,130	1.375	02/15/44	26,191,938
2,498,496	1.000	02/15/46	2,672,341
United States Treasury Notes
990,000	2.250	12/31/24	984,743
United States Treasury Strip Coupon(a)
16,400,000	0.000	11/15/34	10,427,449
3,000,000	0.000	11/15/40	1,595,400
United States Treasury Strip Principal(a)
5,300,000	0.000	11/15/46	2,368,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $348,947,887)			$352,413,558

Shares	Distribution Rate		Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
412	1.228%		$ 412
(Cost $412)

TOTAL INVESTMENTS – 97.8% (Cost $348,948,299)			$352,413,970

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			7,845,830

NET ASSETS – 100.0%			$360,259,800

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents affiliated fund.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S Treasury Notes	169	03/29/18	$36,184,485	$(76,779)
5 Year U.S. Treasury Notes	334	03/29/18	38,798,797	(130,808)
10 Year U.S Treasury Notes	348	03/20/18	43,168,312	(231,148)

Total				$(438,735)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(51)	03/20/18	(8,550,469)	(30,903)
Ultra 10 Year U.S. Treasury Notes	(391)	03/20/18	(52,222,937)	238,912
20 Year U.S. Treasury Bonds	(195)	03/20/18	(29,835,000)	48,723

Total				$256,732

TOTAL FUTURES CONTRACTS				$(182,003)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.855%(b)	08/06/20	$34,400	(c)	$(256,799)	$(143,000)	$(113,799)
3M LIBOR(a)	2.139(b)	11/20/20	63,210	(c)	(180,597)	(42,352)	(138,245)
3M LIBOR(a)	2.227(b)	12/12/20	4,100	(c)	(5,401)	30	(5,431)
1.515%(d)	3M LIBOR	09/06/21	2,200		58,791	15	58,776
2.142(b)	3M LIBOR(a)	07/03/23	4,580	(c)	37,041	20,926	16,115
2.275(b)	3M LIBOR(a)	11/20/23	27,350	(c)	97,519	26,088	71,431
2.057(d)	3M LIBOR	04/21/24	6,500		6,564	78	6,486
2.060(d)	3M LIBOR	04/21/24	15,300		12,785	185	12,600
2.120(e)	3M LIBOR	05/02/24	13,200		(40,060)	160	(40,220)
2.100(d)	3M LIBOR	05/03/24	10,100		(15,312)	123	(15,435)
2.110(d)	3M LIBOR	05/03/24	11,700		(25,912)	142	(26,054)
2.102(e)	3M LIBOR	12/14/24	10,000		23,039	133	22,906
2.103(e)	3M LIBOR	12/14/24	10,000		22,350	133	22,217
3M LIBOR(e)	1.740	09/06/26	2,200		(92,150)	29	(92,179)
3M LIBOR(d)	2.239	11/14/26	5,300		25,380	71	25,309
3M LIBOR(d)	2.170	04/21/27	10,600		9,493	150	9,343
3M LIBOR(d)	2.175	04/21/27	6,500		9,074	92	8,982
3M LIBOR(e)	2.233	05/02/27	9,200		62,712	131	62,581
3M LIBOR(e)	2.212	05/03/27	7,000		32,404	99	32,305
3M LIBOR(d)	2.215	05/03/27	7,000		34,160	99	34,061
3M LIBOR(d)	2.225	05/03/27	8,200		48,251	116	48,135
2.250(b)	3M LIBOR(a)	03/21/28	9,000	(c)	135,278	134,685	593
3M LIBOR(a)	2.378(b)	07/03/28	17,030	(c)	(100,884)	(26,481)	(74,403)
2.346(b)	3M LIBOR(a)	08/06/28	9,180	(c)	86,047	11,171	74,876
2.487(b)	3M LIBOR(a)	12/12/28	1,100	(c)	(1,238)	18	(1,256)
3M LIBOR(e)	2.222	12/14/29	10,000		(48,015)	200	(48,215)
3M LIBOR(e)	2.223	12/14/29	10,000		(46,531)	200	(46,731)
2.560(b)	3M LIBOR(b)	07/03/48	7,060	(c)	(11,864)	4,910	(16,774)

TOTAL					(123,875)	$(11,849)	$(112,026)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made annually.
(e)	Payments made at maturity.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar	MS & Co. Int. PLC	$98.00	06/15/18	14	$35,000	$10,763	$3,882	$6,881

Abbreviation:

MS & Co. Int. PLC - Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 43.0%
Collateralized Mortgage Obligations – 4.6%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$77	1,172.807%	11/15/21	$ 1,026
FHLMC REMIC Series 4273, Class PS(b)(-1x1M LIBOR + 6.100%)
1,595,542	4.623	11/15/43	246,878

			247,904

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC(-1x1M LIBOR + 21.600%)
4,284	19.609	11/25/20	4,996

Regular Floater(b) – 2.0%
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
421,096	1.678	04/25/37	422,277
NCUA Guaranteed Notes Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
1,979,002	2.005	10/07/20	1,983,486
NCUA Guaranteed Notes Series 2011-R1, Class 1A(1M LIBOR + 0.450%)
2,321,943	2.005	01/08/20	2,326,024
NCUA Guaranteed Notes Series 2011-R2, Class 1A(1M LIBOR + 0.400%)
8,748,464	1.952	02/06/20	8,760,425
NCUA Guaranteed Notes Series 2011-R3, Class 1A(1M LIBOR + 0.400%)
7,080,867	1.952	03/11/20	7,090,824

			20,583,036

Sequential Fixed Rate – 0.5%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
3,314,594	3.250	04/25/38	3,332,561
FHLMC REMIC Series 108, Class G
4,150	8.500	12/15/20	4,306
FHLMC REMIC Series 1980, Class Z
368,880	7.000	07/15/27	413,779
FHLMC REMIC Series 2019, Class Z
306,620	6.500	12/15/27	335,675
FHLMC REMIC Series 2755, Class ZA
728,761	5.000	02/15/34	791,443

			4,877,764

Sequential Fixed Rate – 2.1%
FHLMC REMIC Series 3530, Class DB
3,995,744	4.000	05/15/24	4,125,361
FHLMC REMIC Series 4273, Class PD
1,226,131	6.500	11/15/43	1,406,231
FHLMC REMIC Series 4619, Class NA
4,929,491	3.000	03/15/44	4,985,252
FNMA REMIC Series 1989-66, Class J
22,539	7.000	09/25/19	22,867
FNMA REMIC Series 1990-16, Class E
35,826	9.000	03/25/20	37,565
FNMA REMIC Series 2012-111, Class B
520,040	7.000	10/25/42	598,026
FNMA REMIC Series 2012-153, Class B
1,825,511	7.000	07/25/42	2,104,111

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2015-30, Class EA
$7,892,361	3.000%	05/25/45	$ 7,973,705

			21,253,118

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 46,966,818

Commercial Mortgage-Backed Securities – 7.7%
Sequential Fixed Rate – 3.5%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	$ 16,455,992
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,600,000	2.991	09/25/21	18,938,110

			35,394,102

Sequential Floating Rate(b) – 4.2%
FHLMC Multifamily Structured Pass Through Certificates Series KF03, Class A(1M LIBOR + 0.340%)
2,076,761	1.712	01/25/21	2,065,248
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
20,286,290	2.355	04/25/21	20,283,123
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1(1M LIBOR + 0.380%)
575,599	1.752	07/25/20	575,598
FNMA ACES Series 2014-M1, Class ASQ2
19,392,932	2.323	11/25/18	19,402,891

			42,326,860

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 77,720,962

Federal Agencies – 30.7%
Adjustable Rate FHLMC(b) – 1.0%
(1 year CMT + 2.250%)
$1,352,113	3.138%	06/01/35	$ 1,424,736
(12M USD LIBOR + 1.611%)
7,516,073	2.549	11/01/44	7,601,807
(12M USD LIBOR + 1.739%)
764,002	2.527	06/01/42	780,559
(12M USD LIBOR + 1.840%)
364,670	3.590	11/01/34	382,156
(12M USD LIBOR + 2.000%)
38,497	3.500	11/01/36	40,642
(12M USD LIBOR + 2.301%)
119,846	4.057	05/01/36	126,755
(3 year CMT + 1.365%)
2,711	2.365	05/01/18	2,702
(3 year CMT + 2.176%)
3,836	3.132	10/01/25	3,871
(6M USD LIBOR + 1.867%)
32,525	3.333	10/01/36	33,388

			10,396,616

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – 1.5%
(1 year CMT + 2.027%)
$13,116	3.740%	02/01/27	$ 13,186
(1 year CMT + 2.055%)
323,506	3.278	10/01/35	339,433
(1 year CMT + 2.220%)
498,636	3.226	06/01/34	525,893
(1 year CMT + 2.255%)
44,834	3.380	07/01/32	47,204
(1 year CMT + 2.288%)
619,140	3.029	02/01/34	655,059
(1 year CMT + 3.053%)
5,532	6.898	05/01/20	5,707
(12M MTA + 2.332%)
590,633	3.301	06/01/36	616,515
(12M MTA + 2.343%)
370,469	3.337	04/01/36	386,695
(12M MTA + 2.346%)
1,219,823	3.325	07/01/36	1,274,123
(12M USD LIBOR + 1.225%)
24,119	2.975	01/01/33	24,634
(12M USD LIBOR + 1.325%)
832,403	3.068	04/01/35	858,775
(12M USD LIBOR + 1.427%)
226,262	3.154	05/01/35	235,045
(12M USD LIBOR + 1.506%)
558,785	3.155	02/01/35	580,635
(12M USD LIBOR + 1.525%)
43,389	3.400	05/01/35	44,542
(12M USD LIBOR + 1.556%)
83,923	3.181	02/01/35	86,815
(12M USD LIBOR + 1.648%)
233,490	3.396	03/01/35	243,945
(12M USD LIBOR + 1.667%)
367,218	3.417	10/01/34	383,131
(12M USD LIBOR + 1.683%)
274,434	3.433	10/01/34	286,475
(12M USD LIBOR + 1.695%)
328,807	3.570	05/01/34	343,777
(12M USD LIBOR + 1.708%)
778,290	3.439	03/01/36	821,897
(12M USD LIBOR + 1.720%)
512,297	3.488	05/01/34	536,072
(12M USD LIBOR + 1.720%)
585,037	3.425	03/01/35	613,006
(12M USD LIBOR + 1.720%)
327,124	3.470	04/01/35	342,649
(12M USD LIBOR + 1.755%)
32,882	3.505	07/01/32	34,343
(12M USD LIBOR + 1.775%)
987,175	3.515	07/01/37	1,036,408
(12M USD LIBOR + 1.800%)
1,004,400	3.634	05/01/33	1,054,736
(12M USD LIBOR + 1.820%)
54,011	3.487	12/01/46	57,190
(12M USD LIBOR + 1.900%)
992,370	3.650	06/01/36	1,047,795
(12M USD LIBOR + 1.935%)
202,796	3.685	11/01/36	213,846
(12M USD LIBOR + 1.945%)
1,009,977	3.695	04/01/36	1,069,012
(6M USD LIBOR + 2.250%)
142,126	3.750	08/01/33	149,483

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(COF + 1.250%)
$827,727	4.613%	08/01/33	$ 881,872
FNMA(COF + 1.791%)
53,490	2.516	08/01/29	54,261

			14,864,159

Adjustable Rate GNMA(b) – 0.4%
(1 year CMT + 1.500%)
201,725	2.625	05/20/34	207,062
(1 year CMT + 1.500%)
420,766	2.750	07/20/34	431,735
(1 year CMT + 1.500%)
290,348	2.750	08/20/34	297,946
2,280,095	2.750	09/20/34	2,337,922
(1 year CMT + 1.500%)
285,319	2.250	10/20/34	293,484
(1 year CMT + 1.500%)
392,006	2.250	12/20/34	402,787

			3,970,936

FHLMC – 1.2%
138,661	5.500	01/01/20	141,586
87,925	7.000	04/01/22	91,656
1,479	4.500	05/01/23	1,549
12,486	7.500	01/01/31	13,347
46,659	4.500	07/01/33	49,961
1,354,669	4.500	08/01/33	1,450,516
2,752,513	4.500	09/01/33	2,947,263
266,431	4.500	10/01/33	285,281
8,696	4.500	04/01/34	9,273
6,340	4.500	04/01/35	6,766
3,062	4.500	07/01/35	3,256
12,554	4.500	08/01/35	13,383
56,120	4.500	09/01/35	59,861
22,620	4.500	10/01/35	24,089
2,606	4.500	12/01/35	2,772
1,718	4.500	05/01/36	1,834
1,777	6.000	06/01/36	1,967
156,328	4.500	01/01/38	166,795
2,401	4.500	04/01/38	2,554
653	4.500	05/01/38	694
9,220	4.500	06/01/38	9,819
237,591	4.500	09/01/38	255,039
5,605	4.500	01/01/39	5,978
138,703	4.500	02/01/39	148,024
1,656,442	7.000	02/01/39	1,926,415
64,007	4.500	03/01/39	68,583
14,620	4.500	04/01/39	15,666
420,752	4.500	05/01/39	450,838
1,143,851	4.500	06/01/39	1,225,636
33,295	4.500	07/01/39	35,677
62,408	4.500	08/01/39	66,870
74,385	4.500	09/01/39	79,702
14,984	4.500	10/01/39	16,055
28,940	4.500	11/01/39	31,009
53,720	4.500	12/01/39	57,560
45,951	4.500	01/01/40	49,237
11,305	4.500	02/01/40	12,113
35,229	4.500	04/01/40	37,747
55,552	4.500	05/01/40	59,521
63,813	4.500	06/01/40	68,372
58,194	4.500	07/01/40	62,352

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$55,024	4.500%	08/01/40	$ 58,955
33,301	4.500	09/01/40	35,680
13,306	4.500	10/01/40	14,257
23,963	4.500	02/01/41	25,673
43,321	4.500	03/01/41	46,395
120,940	4.500	04/01/41	129,519
111,185	4.500	05/01/41	119,073
209,048	4.500	06/01/41	223,877
15,039	4.500	07/01/41	16,105
529,626	4.500	08/01/41	567,200
560,979	4.500	09/01/41	601,055
31,945	4.500	12/01/41	34,211
386,032	4.500	03/01/42	413,416

			12,242,032

FNMA – 25.0%
6,689,639	2.800	03/01/18	6,693,234
22,577,929	3.725	06/01/18	22,563,982
13,920	5.500	07/01/18	14,008
308	5.500	08/01/18	308
10,012	5.500	09/01/18	10,104
15,800,000	2.960	11/01/18	15,867,310
3,028	5.500	12/01/18	3,064
2,770	5.500	01/01/19	2,809
2,337	5.500	03/01/19	2,373
263	5.500	08/01/19	264
1,221	5.000	09/01/19	1,247
4,179	7.000	11/01/19	4,199
36,226,882	4.313	07/01/21	38,323,669
794,954	5.500	09/01/23	835,385
205,398	5.500	10/01/23	216,627
1,461,428	6.000	02/01/24	1,632,599
2,272	7.000	12/01/24	2,495
642,353	6.000	08/01/26	717,589
108,044	6.000	10/01/26	120,486
837	7.000	08/01/27	949
218,852	6.000	11/01/27	244,055
1,557,067	6.000	02/01/28	1,739,594
706,415	6.000	07/01/28	789,155
178,662	6.000	08/01/28	199,588
297,921	6.000	09/01/28	332,863
972	7.000	10/01/28	1,034
15,987	6.000	01/01/29	17,860
786	7.000	01/01/29	867
52,005	6.000	03/01/29	57,994
665,239	4.500	09/01/29	708,177
356	7.000	11/01/29	357
593	7.000	04/01/31	638
25,202	6.000	12/01/31	28,260
5,727	7.000	05/01/32	6,161
5,285	7.000	06/01/32	5,657
1,060	7.000	08/01/32	1,235
85,568	6.000	09/01/32	96,639
44,002	6.000	10/01/32	49,888
41,982	6.000	11/01/32	47,410
15,778	6.000	02/01/33	17,832
27,293	6.000	03/01/33	30,977
4,282	6.000	04/01/33	4,856
1,078,173	6.500	04/01/33	1,242,131
3,255	6.000	11/01/33	3,680
1,050	7.000	04/01/34	1,201
30,354,177	6.000	05/01/34	34,230,986
66,755	6.000	07/01/34	75,778

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$4,885	6.000%	10/01/34	$ 5,512
121,602	6.000	01/01/35	137,582
107,008	6.000	03/01/35	120,592
1,834,961	6.000	04/01/35	2,075,492
183,964	6.000	05/01/35	207,834
268,365	6.000	06/01/35	303,891
34,944	6.000	08/01/35	39,658
95,683	6.000	09/01/35	108,303
732,371	6.000	11/01/35	829,243
951,545	6.000	12/01/35	1,075,410
1,612,475	6.000	01/01/36	1,832,609
639,676	6.000	02/01/36	724,969
335,970	6.000	03/01/36	380,666
2,657,309	6.000	04/01/36	3,008,851
409,468	6.000	05/01/36	462,839
426,962	6.000	06/01/36	481,905
951,281	6.000	07/01/36	1,074,011
4,800,693	6.000	08/01/36	5,427,695
1,178,022	6.000	09/01/36	1,323,579
1,979,368	6.000	10/01/36	2,235,750
671,644	4.500	11/01/36	719,750
3,322,529	6.000	11/01/36	3,758,042
626,023	6.000	12/01/36	707,471
7,630	6.000	01/01/37	8,631
233,393	6.000	02/01/37	263,539
543,012	6.000	03/01/37	611,986
359,490	6.000	04/01/37	404,716
9,043,642	6.000	05/01/37	10,206,205
535,122	6.000	07/01/37	602,672
801,660	6.000	08/01/37	903,876
668,821	6.000	09/01/37	756,035
214,671	6.000	10/01/37	242,243
239,088	7.500	10/01/37	264,491
456,670	6.000	11/01/37	516,006
3,545,595	6.000	12/01/37	3,995,652
4,111,558	6.000	01/01/38	4,631,912
2,693,132	6.000	02/01/38	3,032,163
440,043	6.000	03/01/38	499,511
7,203	6.000	04/01/38	8,123
8,706,520	6.000	05/01/38	9,804,210
90,265	6.000	06/01/38	101,832
10,128,517	6.000	07/01/38	11,409,797
197,037	6.000	08/01/38	222,170
896,891	6.000	09/01/38	1,011,144
132,114	6.000	10/01/38	148,907
1,109,078	6.000	11/01/38	1,243,874
962,837	6.000	12/01/38	1,072,444
133,086	6.000	01/01/39	150,224
158,687	4.500	02/01/39	169,252
958,403	7.000	03/01/39	1,109,435
148,639	4.500	04/01/39	159,377
274,866	6.000	04/01/39	309,852
11,526	4.500	08/01/39	12,429
594,692	6.000	08/01/39	670,218
4,462,251	6.000	09/01/39	5,026,645
1,091,154	6.000	10/01/39	1,229,508
40,480	6.000	11/01/39	45,616
993,690	6.000	01/01/40	1,119,234
2,343	6.000	02/01/40	2,641
108,883	6.000	03/01/40	122,760
16,217	6.000	04/01/40	18,276
1,128,710	6.000	06/01/40	1,272,187
497,107	6.000	07/01/40	559,943
109,073	6.000	09/01/40	123,029

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$793,714	6.000%	10/01/40		$ 894,041
623,952	6.000	11/01/40		704,274
30,583	6.000	04/01/41		34,412
11,037	4.500	05/01/41		11,828
24,389,727	6.000	05/01/41		27,444,005
1,516,554	6.000	07/01/41		1,709,939
616,379	4.500	08/01/41		661,524
135,599	4.500	10/01/41		145,311
125,427	5.000	02/01/42		135,471
2,000,000	3.500	TBA-30yr	(d)	2,054,219

				251,847,017

GNMA – 1.6%
60,279	5.500	07/15/20		61,627
1,381	6.500	01/15/32		1,532
7,355	6.500	02/15/32		8,159
7,742	6.500	08/15/34		8,742
16,021	6.500	05/15/35		18,510
4,072	6.500	06/15/35		4,668
12,014	6.500	07/15/35		13,890
3,177	6.500	08/15/35		3,679
6,830	6.500	09/15/35		7,874
4,680	6.500	10/15/35		5,414
22,455	6.500	11/15/35		25,992
14,604	6.500	12/15/35		16,743
32,112	6.500	01/15/36		37,064
39,882	6.500	02/15/36		46,133
36,056	6.500	03/15/36		41,723
67,908	6.500	04/15/36		77,990
124,369	6.500	05/15/36		143,838
95,788	6.500	06/15/36		110,775
373,686	6.500	07/15/36		429,037
353,781	6.500	08/15/36		404,631
636,847	6.500	09/15/36		731,073
239,705	6.500	10/15/36		276,847
321,673	6.500	11/15/36		367,499
149,871	6.500	12/15/36		172,606
67,448	6.500	01/15/37		78,207
25,691	6.500	02/15/37		29,737
14,252	6.500	03/15/37		16,509
35,349	6.500	04/15/37		41,034
21,071	6.500	05/15/37		23,377
17,710	6.500	08/15/37		20,528
81,616	6.500	09/15/37		94,177
89,247	6.500	10/15/37		104,940
54,857	6.500	11/15/37		62,732
1,409	6.500	02/15/38		1,635
20,655	6.500	05/15/38		23,921
73,518	6.000	11/15/38		84,311
14,237	6.500	11/15/38		16,484
10,819	6.500	01/15/39		12,332
18,952	6.500	02/15/39		21,917
11,438,664	4.000	10/20/43		12,048,577
609,337	4.000	10/20/45		640,114

				16,336,578

TOTAL FEDERAL AGENCIES				$ 309,657,338

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $439,554,784)				$ 434,345,118

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 6.9%
FHLB
$7,000,000	1.875%	03/13/20	$ 6,980,750
1,800,000	5.375	08/15/24	2,117,808
FNMA
5,200,000	6.250	05/15/29	6,942,988
16,080,000	7.125	01/15/30	23,106,639
Hashemite Kingdom of Jordan Government AID Bond(e)
19,300,000	2.503	10/30/20	19,518,283
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,139,472

TOTAL AGENCY DEBENTURES (Cost $68,914,994)			$ 69,805,940

Asset-Backed Securities – 0.1%
Other – 0.0%
Small Business Administration
$4,669	6.300%	05/01/18	$ 4,713
5,850	6.300	06/01/18	5,913

			10,626

Student Loan(b) – 0.1%
NCUA Guaranteed Notes Series 2010-A1, Class A(1M LIBOR + 0.350%)
1,281,469	1.904	12/07/20	1,282,348

TOTAL ASSET-BACKED SECURITIES (Cost $1,292,064)			$ 1,292,974

U.S. Treasury Obligations – 45.9%
United States Treasury Bonds
$210,000	3.000%	11/15/45	$ 220,586
510,000	3.000	05/15/47	536,296
1,590,000	2.750	11/15/47	1,592,687
United States Treasury Inflation Indexed Bonds
7,889,712	0.625	01/15/26	8,019,735
1,228,427	1.000	02/15/46	1,313,901
United States Treasury Notes
63,500,000	1.250	03/31/21	61,936,631
71,000,000	1.375	04/30/21	69,468,531
26,690,000	1.125	06/30/21	25,851,134
47,200,000	1.125	07/31/21	45,652,784
104,300,000	1.875	03/31/22	103,122,455
103,400,000	1.875	04/30/22	102,172,646
5,470,000	2.125	11/30/24	5,398,289
2,590,000	2.250	12/31/24	2,576,247
United States Treasury Strip Coupon(f)
54,200,000	0.000	11/15/35	33,461,993
2,800,000	0.000	05/15/36	1,703,184

TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,561,430)			$ 463,027,099

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(g) – 2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,972,790	1.228%	$ 23,972,790
(Cost $23,972,790)

TOTAL INVESTMENTS – 98.3% (Cost $1,003,296,062)		$ 992,443,921

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		16,808,428

NET ASSETS – 100.0%		$1,009,252,349

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,332,561, which represents approximately 0.3% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,054,219 which represents approximately 0.2% of net assets as of December 31, 2017.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,518,283, which represents approximately 1.9% of net assets as of December 31, 2017.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated fund.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	49	03/20/18	$8,215,156	$48,951
2 Year U.S Treasury Notes	2,845	03/29/18	609,141,175	(1,219,044)
10 Year U.S Treasury Notes	9	03/20/18	1,116,422	3,742

Total				$(1,166,351)

Short position contracts:
Eurodollars	(181)	03/18/19	(44,252,237)	258,520
Eurodollars	(275)	03/19/18	(67,540,000)	219,365
Eurodollars	(226)	09/17/18	(55,347,400)	296,103
Eurodollars	(27)	12/17/18	(6,605,212)	15,823
Eurodollars	(146)	06/17/19	(35,675,100)	116,413
Eurodollars	(317)	12/16/19	(77,403,475)	460,055
Eurodollars	(443)	09/16/19	(108,208,288)	559,452
Eurodollars	(574)	03/16/20	(140,142,100)	656,252
Eurodollars	(636)	06/15/20	(155,263,500)	603,971
Eurodollars	(505)	09/14/20	(123,270,500)	31,346
Eurodollars	(505)	12/14/20	(123,238,938)	(9,079)
Eurodollars	(254)	03/15/21	(61,979,175)	76,263
Eurodollars	(231)	12/13/21	(56,338,012)	54,329
Eurodollars	(231)	06/14/21	(56,361,113)	68,766
Eurodollars	(231)	09/13/21	(56,352,450)	62,991
Ultra 10 Year U.S. Treasury Notes	(196)	03/20/18	(26,178,250)	119,821
5 Year U.S. Treasury Notes	(667)	03/29/18	(77,481,430)	308,914
20 Year U.S. Treasury Bonds	(347)	03/20/18	(53,091,000)	88,522

Total				$3,987,827

TOTAL FUTURES CONTRACTS				$2,821,476

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.855%(b)	08/06/20	$40,080	(c)	$(299,202)	$(171,908)	$(127,294)
3M LIBOR(a)	2.139(b)	11/20/20	75,690	(c)	(216,254)	(50,352)	(165,902)
3M LIBOR(a)	2.227(b)	12/12/20	7,100	(c)	(9,353)	51	(9,404)
2.143%(b)	3M LIBOR(a)	07/03/23	5,410	(c)	43,753	12,479	31,274
2.275(b)	3M LIBOR(a)	11/20/23	32,730	(c)	116,702	30,931	85,771
3M LIBOR(a)	2.378(b)	07/03/28	19,730	(c)	(116,879)	(116,943)	64
3M LIBOR(b)	2.346(a)	08/06/28	10,120	(c)	94,858	54,474	40,384
2.487(b)	3M LIBOR(a)	12/12/28	1,900	(c)	(2,138)	31	(2,169)
1.231(d)	3M LIBOR	09/09/36	29,100		4,150,702	61,048	4,089,654
2.500(b)	3M LIBOR(a)	03/21/48	1,520	(c)	14,312	47,433	(33,121)
2.560(b)	3M LIBOR(a)	07/03/48	8,200	(c)	(13,780)	58,617	(72,397)

TOTAL					$3,762.721	$(74,139)	$3,836,860

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(d)	Payments made annually.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 52.1%
Aerospace & Defense – 0.8%
Harris Corp.
$550,000	1.999%		04/27/18	$ 549,425
Northrop Grumman Corp.
3,900,000	2.080		10/15/20	3,868,214

				4,417,639

Agriculture – 2.1%
BAT Capital Corp.(a)
5,325,000	2.297		08/14/20	5,295,709
4,925,000	2.764	(b)	08/15/22	4,898,181
BAT International Finance PLC(a)
1,225,000	1.850		06/15/18	1,223,958
Reynolds American, Inc.
975,000	3.250		06/12/20	990,692

				12,408,540

Automotive – 1.3%
Daimler Finance North America LLC(a)
1,500,000	2.450		05/18/20	1,498,868
Ford Motor Credit Co. LLC
5,575,000	8.125		01/15/20	6,175,530

				7,674,398

Banks – 17.2%
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000		10/20/20	1,033,123
Banco Santander SA
1,400,000	3.500		04/11/22	1,427,507
Bank of America Corp.
1,025,000	2.625		10/19/20	1,033,606
8,175,000	2.151	(b)	11/09/20	8,137,559
1,250,000	2.625		04/19/21	1,256,377
3,075,000	2.503	(b)	10/21/22	3,042,286
Bank of America NA
2,700,000	1.750		06/05/18	2,698,849
Banque Federative du Credit Mutuel SA(a)
1,025,000	2.000		04/12/19	1,021,225
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,164,851
BNP Paribas SA
550,000	2.375		05/21/20	550,685
1,600,000	2.950	(a)	05/23/22	1,603,481
BPCE SA(a)
2,425,000	3.000		05/22/22	2,423,656
Capital One Financial Corp.(b)
1,525,000	2.400		10/30/20	1,515,640
Capital One NA/Mclean VA(b)
3,150,000	1.850		09/13/19	3,119,624
Citibank NA(b)
925,000	2.125		10/20/20	916,163
Citigroup, Inc.
1,325,000	2.500		07/29/19	1,329,066
2,650,000	2.650		10/26/20	2,658,870
5,500,000	2.350		08/02/21	5,440,044
(3M USD LIBOR + 0.950%)
2,400,000	2.876	(b)(c)	07/24/23	2,387,975
Compass Bank(b)
775,000	2.750		09/29/19	777,143

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group Funding Guernsey Ltd.
$1,425,000	2.750%		03/26/20	$ 1,430,556
Deutsche Bank AG
4,150,000	2.700		07/13/20	4,130,545
Discover Bank(b)
1,150,000	2.600		11/13/18	1,153,902
HSBC Holdings PLC
1,050,000	2.950		05/25/21	1,057,216
Intesa Sanpaolo SpA
2,550,000	3.875		01/16/18	2,551,706
JPMorgan Chase & Co.
1,825,000	2.250	(b)	01/23/20	1,823,779
3,250,000	4.400		07/22/20	3,414,238
1,250,000	2.295	(b)	08/15/21	1,238,806
6,000,000	3.200		01/25/23	6,107,194
KBC Bank NV(b)(c)(5 year USD Swap + 7.097%)
400,000	8.000		01/25/23	401,888
Lloyds Bank PLC
1,000,000	2.300		11/27/18	1,002,515
Mitsubishi UFJ Financial Group, Inc.
425,000	2.950		03/01/21	428,879
Morgan Stanley
775,000	2.650		01/27/20	778,499
3,250,000	2.500		04/21/21	3,244,559
7,550,000	2.625		11/17/21	7,515,595
Santander Holdings USA, Inc.(b)
1,275,000	2.650		04/17/20	1,274,324
Santander UK PLC
1,600,000	2.375		03/16/20	1,600,401
2,575,000	2.125		11/03/20	2,554,290
Sumitomo Mitsui Financial Group, Inc.
1,750,000	2.442		10/19/21	1,731,566
7,150,000	2.784		07/12/22	7,109,153
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
700,000	2.150		09/14/18	700,703
UBS AG(a)(b)
925,000	2.450		12/01/20	922,212
UBS Group Funding Switzerland AG(a)
3,450,000	3.000		04/15/21	3,474,218
UniCredit SpA(a)
250,000	3.750		04/12/22	254,374
Wells Fargo & Co.
600,000	2.150		01/30/20	598,684

				100,037,532

Beverages – 2.0%
Anheuser-Busch InBev Finance, Inc.
2,675,000	1.900		02/01/19	2,669,454
3,899,000	2.650	(b)	02/01/21	3,918,564
Beam Suntory, Inc.
800,000	1.750		06/15/18	798,676
Constellation Brands, Inc.(b)
3,025,000	2.650		11/07/22	2,992,832
Molson Coors Brewing Co.
1,150,000	1.450		07/15/19	1,135,633

				11,515,159

Chemicals – 1.1%
E.I. du Pont de Nemours & Co.(c)(3M USD LIBOR + 0.530%)
2,100,000	1.907		05/01/20	2,113,189

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
The Sherwin-Williams Co.
$2,275,000	2.250%		05/15/20	$ 2,267,384
700,000	2.750	(b)	06/01/22	697,283
Westlake Chemical Corp.(b)
1,350,000	4.625		02/15/21	1,383,750

				6,461,606

Computers(b)(c) – 0.3%
DXC Technology Co.(3M USD LIBOR + 0.950%)
1,425,000	2.431		03/01/21	1,428,487

Diversified Financial Services – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	262,555
Air Lease Corp.
2,975,000	2.125		01/15/20	2,953,166
International Lease Finance Corp.
750,000	7.125	(a)	09/01/18	773,901
2,125,000	8.625		01/15/22	2,559,205
Navient Corp.
1,150,000	8.450		06/15/18	1,181,625

				7,730,452

Electrical – 1.2%
Dominion Energy, Inc.
900,000	1.900		06/15/18	899,908
1,350,000	2.579		07/01/20	1,350,564
Duke Energy Corp.(b)
950,000	1.800		09/01/21	924,021
Exelon Corp.(b)
350,000	2.850		06/15/20	353,263
750,000	2.450		04/15/21	746,600
ITC Holdings Corp.(a)(b)
1,925,000	2.700		11/15/22	1,921,520
Puget Sound Energy, Inc.(b)(c)(3M USD LIBOR + 2.530%)
1,000,000	4.011		06/01/67	981,250

				7,177,126

Electronics(b) – 0.1%
Fortive Corp.
775,000	2.350		06/15/21	766,082

Entertainment(b) – 0.1%
GLP Capital LP/GLP Financing II, Inc.
450,000	4.875		11/01/20	466,875

Food & Drug Retailing – 1.1%
Conagra Brands, Inc.
61,000	4.950		08/15/20	64,295
Kraft Heinz Foods Co.
1,300,000	2.000		07/02/18	1,299,961
Mondelez International Holdings Netherlands BV(a)(b)
1,975,000	2.000		10/28/21	1,921,408
Smithfield Foods, Inc.(a)
625,000	2.700		01/31/20	620,922
2,350,000	2.650	(b)	10/03/21	2,318,823
Sysco Corp.(b)
400,000	2.600		10/01/20	401,715

				6,627,124

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gas(b) – 0.4%
NiSource Finance Corp.
$1,100,000	2.650%		11/17/22	$ 1,091,701
Sempra Energy
1,100,000	2.400		03/15/20	1,099,367

				2,191,068

Healthcare Providers & Services – 3.1%
Acadia Healthcare Co., Inc.(b)
500,000	6.125		03/15/21	507,500
Becton Dickinson & Co.
4,750,000	2.133		06/06/19	4,739,329
959,000	2.675		12/15/19	962,466
2,625,000	2.404		06/05/20	2,610,763
4,375,000	2.894	(b)	06/06/22	4,347,633
CHS/Community Health Systems, Inc.(b)
1,100,000	8.000		11/15/19	930,875
HCA, Inc.
1,600,000	5.875		03/15/22	1,714,000
Humana, Inc.
1,675,000	2.500		12/15/20	1,673,716
Thermo Fisher Scientific, Inc.
475,000	2.150		12/14/18	475,652

				17,961,934

Insurance – 0.5%
Reliance Standard Life Global Funding II(a)
1,700,000	2.150		10/15/18	1,701,401
The Chubb Corp.(b)(c)(3M USD LIBOR + 2.250%)
1,075,000	3.609		03/29/67	1,066,937

				2,768,338

Internet(a) – 0.5%
Amazon.com, Inc.
1,475,000	1.900		08/21/20	1,462,910
1,475,000	2.400	(b)	02/22/23	1,459,685

				2,922,595

Lodging – 0.2%
MGM Resorts International
975,000	8.625		02/01/19	1,033,500

Machinery-Diversified(b) – 0.2%
Roper Technologies, Inc.
225,000	3.000		12/15/20	227,678
775,000	2.800		12/15/21	776,365

				1,004,043

Media – 0.8%
21st Century Fox America, Inc.
550,000	6.900		03/01/19	578,892
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
3,400,000	3.579		07/23/20	3,463,379

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Time Warner Cable LLC
	$775,000	5.000%		02/01/20	$ 808,796

					4,851,067

Mining(b) – 0.2%
Glencore Funding LLC(a)
	625,000	3.000		10/27/22	618,906
Teck Resources Ltd.
	450,000	4.750		01/15/22	470,250

					1,089,156

Oil Field Services – 1.0%
EOG Resources, Inc.
	1,300,000	5.625		06/01/19	1,360,179
Petrobras Global Finance BV
	30,000	8.750		05/23/26	35,857
	500,000	7.375		01/17/27	550,000
	15,000	5.999	(a)	01/27/28	15,098
	250,000	6.850		12/31/99	240,000
Petroleos Mexicanos
EUR	170,000	5.125		03/15/23	237,120
Phillips 66(a)(b)(c)(3M USD LIBOR + 0.750%)
	$950,000	2.109		04/15/20	951,002
Range Resources Corp.(b)
	500,000	5.750		06/01/21	518,750
Reliance Industries Ltd.(a)
	300,000	3.667		11/30/27	296,625
Schlumberger Finance Canada Ltd.(a)
	1,775,000	2.200		11/20/20	1,764,629

					5,969,260

Pharmaceuticals – 4.0%
Allergan Funding SCS(b)
	6,900,000	3.450		03/15/22	7,010,774
Cardinal Health, Inc.
	905,000	4.625		12/15/20	954,174
EMD Finance LLC(a)(b)
	1,600,000	2.400		03/19/20	1,596,495
McKesson Corp.
	175,000	1.400		03/15/18	174,829
	650,000	2.284		03/15/19	650,124
Mead Johnson Nutrition Co.
	475,000	3.000		11/15/20	482,115
Mylan NV
	2,825,000	2.500		06/07/19	2,822,080
	1,600,000	3.150	(b)	06/15/21	1,608,932
Mylan, Inc.
	1,350,000	2.550		03/28/19	1,350,029
Shire Acquisitions Investments Ireland DAC
	2,625,000	1.900		09/23/19	2,601,235
Teva Pharmaceutical Finance Netherlands III BV
	4,575,000	2.200		07/21/21	4,179,127

					23,429,914

Pipelines – 4.2%
Columbia Pipeline Group, Inc.
	475,000	2.450		06/01/18	475,281
Enbridge Energy Partners LP
	2,114,000	5.200		03/15/20	2,224,848

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Enbridge, Inc.(b)
$1,325,000	2.900%		07/15/22	$ 1,316,980
Enterprise Products Operating LLC
1,550,000	5.200		09/01/20	1,656,066
(3M USD LIBOR + 3.708%)
1,150,000	5.084	(b)(c)	08/01/66	1,150,000
Kinder Morgan Energy Partners LP
1,150,000	2.650		02/01/19	1,150,339
1,250,000	6.850		02/15/20	1,353,993
Kinder Morgan, Inc.(b)
1,450,000	3.050		12/01/19	1,462,702
Magellan Midstream Partners LP
2,650,000	6.550		07/15/19	2,806,991
NGPL PipeCo LLC(a)(b)
215,000	4.375		08/15/22	218,762
410,000	4.875		08/15/27	425,887
Plains All American Pipeline LP/PAA Finance Corp.
1,690,000	5.750		01/15/20	1,782,346
990,000	3.650	(b)	06/01/22	995,769
Sabine Pass Liquefaction LLC(b)
3,185,000	5.625		02/01/21	3,414,505
Texas Eastern Transmission LP(a)(b)
1,225,000	4.125		12/01/20	1,272,619
Western Gas Partners LP(b)
1,470,000	2.600		08/15/18	1,472,503
Williams Partners LP
1,300,000	5.250		03/15/20	1,373,221

				24,552,812

Real Estate Investment Trust – 2.6%
American Tower Corp.
2,010,000	3.400		02/15/19	2,032,774
1,565,000	2.800	(b)	06/01/20	1,574,750
China Evergrande Group(b)
500,000	8.750		06/28/25	517,500
Equinix, Inc.(b)
450,000	5.375		01/01/22	468,563
HCP, Inc.(b)
600,000	3.750		02/01/19	607,215
Public Storage(b)
850,000	2.370		09/15/22	838,658
Realty Income Corp.(b)
125,000	2.000		01/31/18	124,989
Senior Housing Properties Trust(b)
750,000	3.250		05/01/19	754,008
SL Green Operating Partnership LP(b)
2,575,000	3.250		10/15/22	2,565,131
Ventas Realty LP/Ventas Capital Corp.(b)
900,000	2.000		02/15/18	899,949
VEREIT Operating Partnership LP(b)
3,475,000	3.000		02/06/19	3,488,031
Welltower, Inc.(b)
1,225,000	4.125		04/01/19	1,246,825

				15,118,393

Retailing – 1.2%
Alimentation Couche-Tard, Inc.(a)(b)
425,000	2.700		07/26/22	421,093
AutoZone, Inc.
250,000	1.625		04/21/19	247,919

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retailing – (continued)
Brinker International, Inc.
	$150,000	2.600%	05/15/18	$ 149,857
CVS Health Corp.(b)
	3,348,000	2.125	06/01/21	3,267,343
New Red Finance, Inc.(a)(b)
	1,000,000	4.625	01/15/22	1,021,250
Walgreens Boots Alliance, Inc.(b)
	1,550,000	2.700	11/18/19	1,559,409
Yum! Brands, Inc.
	135,000	6.250	03/15/18	136,013

				6,802,884

Semiconductors(a) – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(b)
	4,700,000	3.000	01/15/22	4,660,190
NXP BV/NXP Funding LLC
	750,000	3.750	06/01/18	754,687
	325,000	4.125	06/15/20	332,810
	1,250,000	4.125	06/01/21	1,275,000

				7,022,687

Software(b) – 0.4%
Fidelity National Information Services, Inc.
	900,000	2.250	08/15/21	884,825
First Data Corp.(a)
	850,000	7.000	12/01/23	898,875
Fiserv, Inc.
	625,000	2.700	06/01/20	628,905

				2,412,605

Telecommunication Services – 3.0%
America Movil SAB de CV
MXN	2,760,000	6.000	06/09/19	135,494
AT&T, Inc.
	$2,225,000	2.450 (b)	06/30/20	2,222,566
	2,925,000	5.000	03/01/21	3,132,363
	900,000	3.000	02/15/22	901,836
CenturyLink, Inc.
	650,000	6.450	06/15/21	656,500
Sprint Corp.
	1,000,000	7.250	09/15/21	1,058,750
Verizon Communications, Inc.
	2,475,000	1.750	08/15/21	2,408,527
	5,192,000	2.946	03/15/22	5,223,625
Wind Tre SpA(a)(b)(c)(3M EURIBOR + 2.750%)
EUR	1,250,000	2.750	01/20/24	1,472,965

				17,212,626

TOTAL CORPORATE OBLIGATIONS (Cost $304,229,255)				$303,053,902

Mortgage-Backed Obligations – 12.1%
Collateralized Mortgage Obligations – 4.9%
Interest Only(d) – 0.9%
FHLMC REMIC Series 3852, Class SW(c)(-1x1M LIBOR + 6.000%)
	$1,235,012	4.750%	05/15/41	$ 186,570

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(d) – (continued)
FHLMC REMIC Series 4314, Class SE(c)(-1x1M LIBOR + 6.050%)
$836,508	4.573%	03/15/44	$ 137,398
FHLMC REMIC Series 4320, Class SD(c)(-1x1M LIBOR + 6.100%)
214,669	4.850	07/15/39	31,994
FHLMC REMIC Series 4326, Class GS(c)(-1x1M LIBOR + 6.050%)
538,350	4.573	04/15/44	87,508
FHLMC REMIC Series 4583, Class ST(c)(-1x1M LIBOR + 6.000%)
949,204	4.523	05/15/46	171,549
FHLMC STRIPS Series 304, Class C45
364,171	3.000	12/15/27	32,863
FNMA REMIC Series 2010-135, Class AS(c)(-1x1M LIBOR + 5.950%)
349,482	4.398	12/25/40	49,726
FNMA REMIC Series 2012-146, Class IO
3,884,778	3.500	01/25/43	719,459
FNMA REMIC Series 2013-121, Class SA(c)(-1x1M LIBOR + 6.100%)
406,602	4.773	12/25/43	60,607
FNMA REMIC Series 2013-130, Class SN(c)(-1x1M LIBOR + 6.650%)
927,238	5.098	10/25/42	159,261
FNMA REMIC Series 2013-96, Class SW(c)(-1x1M LIBOR + 6.100%)
253,773	4.773	09/25/43	38,596
FNMA REMIC Series 2014-19, Class MS(c)(-1x1M LIBOR + 6.600%)
344,787	5.273	11/25/39	29,307
FNMA REMIC Series 2014-87, Class MS(c)(-1x1M LIBOR + 6.250%)
127,538	4.923	01/25/45	19,652
FNMA REMIC Series 2015-20, Class ES(c)(-1x1M LIBOR + 6.150%)
712,956	4.823	04/25/45	128,332
FNMA REMIC Series 2015-28, Class PS(c)(-1x1M LIBOR + 5.600%)
1,759,678	4.273	08/25/44	243,692
FNMA REMIC Series 2015-79, Class SA(c)(-1x1M LIBOR + 6.250%)
531,653	4.923	11/25/45	84,227
FNMA REMIC Series 2015-82, Class MS(c)(-1x1M LIBOR + 5.700%)
397,056	4.373	11/25/45	54,006
FNMA REMIC Series 2016-1, Class SJ(c)(-1x1M LIBOR + 6.150%)
1,467,308	4.598	02/25/46	273,593
FNMA REMIC Series 2016-3, Class IP
725,411	4.000	02/25/46	146,814
GNMA REMIC Series 2010-1, Class SD(c)(-1x1M LIBOR + 5.790%)
27,046	4.289	01/20/40	4,035
GNMA REMIC Series 2010-20, Class SE(c)(-1x1M LIBOR + 6.250%)
155,907	4.749	02/20/40	25,132
GNMA REMIC Series 2010-31, Class SA(c)(-1x1M LIBOR + 5.750%)
273,021	4.249	03/20/40	38,968
GNMA REMIC Series 2010-98, Class QS(c)(-1x1M LIBOR + 6.600%)
153,879	5.099	01/20/40	18,635
GNMA REMIC Series 2011-17, Class SA(c)(-1x1M LIBOR + 6.100%)
194,439	4.599	09/20/40	26,036
GNMA REMIC Series 2011-61, Class CS(c)(-1x1M LIBOR + 6.680%)
54,943	5.179	12/20/35	1,447
GNMA REMIC Series 2013-113, Class SD(c)(-1x1M LIBOR + 6.700%)
152,493	5.209	08/16/43	25,557
GNMA REMIC Series 2013-124, Class CS(c)(-1x1M LIBOR + 6.050%)
877,727	4.549	08/20/43	143,061
GNMA REMIC Series 2013-134, Class DS(c)(-1x1M LIBOR + 6.100%)
101,595	4.599	09/20/43	15,871
GNMA REMIC Series 2013-152, Class TS(c)(-1x1M LIBOR + 6.100%)
356,522	4.599	06/20/43	55,205
GNMA REMIC Series 2014-117, Class SJ(c)(-1x1M LIBOR + 5.600%)
2,541,747	4.099	08/20/44	361,458
GNMA REMIC Series 2014-132, Class SL(c)(-1x1M LIBOR + 6.100%)
949,007	4.599	10/20/43	129,368
GNMA REMIC Series 2014-133, Class BS(c)(-1x1M LIBOR + 5.600%)
807,993	4.099	09/20/44	108,901

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(d) – (continued)
GNMA REMIC Series 2014-158, Class SA(c)(-1x1M LIBOR + 5.600%)
	$1,185,595	4.109%	10/16/44	$ 166,144
GNMA REMIC Series 2014-162, Class SA(c)(-1x1M LIBOR + 5.600%)
	355,631	4.099	11/20/44	46,633
GNMA REMIC Series 2014-188, Class IB
	963,696	4.000	12/20/44	144,320
GNMA REMIC Series 2014-41, Class SA(c)(-1x1M LIBOR + 6.100%)
	114,717	4.599	03/20/44	18,280
GNMA REMIC Series 2015-110, Class MS(c)(-1x1M LIBOR + 5.710%)
	720,954	4.209	08/20/45	98,846
GNMA REMIC Series 2015-111, Class IM
	672,439	4.000	08/20/45	107,626
GNMA REMIC Series 2015-123, Class SP(c)(-1x1M LIBOR + 6.250%)
	580,875	4.749	09/20/45	92,324
GNMA REMIC Series 2015-126, Class HS(c)(-1x1M LIBOR + 6.200%)
	1,276,860	4.699	09/20/45	198,573
GNMA REMIC Series 2015-57, Class AS(c)(-1x1M LIBOR + 5.600%)
	1,456,619	4.099	04/20/45	194,671
GNMA REMIC Series 2015-95, Class GI
	655,098	4.500	07/16/45	139,245
GNMA REMIC Series 2016-109, Class IH
	2,784,050	4.000	10/20/45	440,901
GNMA REMIC Series 2016-27, Class IA
	573,987	4.000	06/20/45	81,501

				5,337,892

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
	25,206	1.678	04/25/37	25,277

Sequential Fixed Rate – 2.8%
FHLMC REMIC Series 4619, Class NA
	2,752,987	3.000	03/15/44	2,784,128
FHLMC REMIC Series 4630, Class MC
	1,544,142	4.000	08/15/54	1,619,642
FHLMC REMIC Series 4649, Class ML
	11,025,579	4.000	11/15/54	11,562,691
FNMA REMIC Series 2012-111, Class B
	34,101	7.000	10/25/42	39,215
FNMA REMIC Series 2012-153, Class B
	113,386	7.000	07/25/42	130,690

				16,136,366

Sequential Floating Rate(a)(c) – 1.2%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(e)(3M EURIBOR + 2.750%)
EUR	625,025	2.750	04/20/20	744,312
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(1M USD LIBOR + 0.850%)
	$1,300,000	2.096	07/10/19	1,300,094
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(1M USD LIBOR + 0.550%)
	3,750,000	1.796	08/12/19	3,750,000
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
	409,489	3.750	05/28/52	419,550

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(c) – (continued)
Station Place Securitization Trust Series 2015-2, Class A(1M USD LIBOR + 1.050%)
$850,000	2.296%	05/15/18	$ 850,000

			7,063,956

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 28,563,491

Commercial Mortgage-Backed Securities – 0.1%
Sequential Fixed Rate – 0.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
$100,000	2.220%	12/25/18	$ 100,050
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
100,000	1.883	05/25/19	99,589
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
197,893	2.779	09/25/22	199,434

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 399,073

Federal Agencies – 7.1%
FHLMC – 0.0%
$140,376	7.000%	02/01/39	$ 163,256

FNMA – 6.4%
4,756	6.000	11/01/23	5,313
1,742,479	6.000	02/01/24	1,946,568
1,198,860	6.000	01/01/28	1,339,409
835,468	6.000	08/01/28	933,323
18,732	6.000	01/01/29	20,926
247	6.000	10/01/31	249
41,965	6.000	01/01/32	47,702
8,709	6.000	11/01/32	9,829
650,277	6.000	12/01/32	723,824
5,203,492	6.000	05/01/34	5,868,077
9,117	6.000	11/01/34	10,311
43,532	6.000	06/01/35	49,224
507,451	6.000	10/01/35	574,622
1,908,333	6.000	11/01/35	2,158,408
99,087	6.000	12/01/35	112,277
2,479	6.000	01/01/36	2,802
7,342	6.000	02/01/36	8,302
2,887	6.000	03/01/36	3,269
1,267,768	6.000	05/01/36	1,429,773
68,043	6.000	06/01/36	76,945
902,630	6.000	07/01/36	1,017,911
76,405	6.000	08/01/36	86,288
1,346,423	6.000	09/01/36	1,520,184
2,482,260	6.000	10/01/36	2,803,906
56,282	6.000	11/01/36	63,594
744,414	6.000	02/01/37	841,977
11,119	6.000	03/01/37	12,527
53,836	6.000	05/01/37	60,757
606,348	6.000	11/01/37	684,297
98,324	6.000	12/01/37	110,861
212,224	6.000	03/01/38	239,496

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$322,626	6.000%	04/01/38		$ 363,610
1,493,678	6.000	05/01/38		1,683,854
9,571	6.000	07/01/38		10,781
686,234	6.000	09/01/38		773,485
218,184	6.000	10/01/38		245,697
893,731	6.000	11/01/38		1,008,185
152,566	6.000	12/01/38		172,053
684,306	6.000	01/01/39		772,081
79,867	7.000	03/01/39		92,453
492,482	6.000	09/01/39		555,140
733,649	6.000	06/01/40		826,890
1,111,667	6.000	10/01/40		1,252,248
5,038,451	6.000	05/01/41		5,679,659
52,739	6.000	06/01/41		59,644
1,000,000	3.500	TBA-30yr	(f)	1,027,109

				37,285,840

GNMA – 0.7%
2,919,325	4.000	10/20/43		3,074,985
609,337	4.000	10/20/45		640,113

				3,715,098

TOTAL FEDERAL AGENCIES				$ 41,164,194

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $70,371,933)				$ 70,126,758

Asset-Backed Securities – 26.6%
Automotive – 1.5%
Ally Master Owner Trust Series 2015-2, Class A2
$2,050,000	1.830%	01/15/21		$ 2,045,012
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
1,400,000	2.030	12/15/27		1,379,902
Ford Credit Floorplan Master Owner Trust Series 2016-5, Class A1
3,850,000	1.950	11/15/21		3,830,441
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,350,000	1.960	05/17/21		1,345,608

				8,600,963

Collateralized Loan Obligations(a)(c) – 13.7%
ACIS CLO Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 0.870%)
1,061,776	2.174	04/18/24		1,062,255
ACIS CLO Ltd. Series 2013-1A, Class B(3M USD LIBOR + 1.950%)
313,530	3.254	04/18/24		313,907
ACIS CLO Ltd. Series 2013-1A, Class C(3M USD LIBOR + 2.950%)
198,030	4.254	04/18/24		198,686
AIMCO CLO Series 2017-AA, Class A(3M USD LIBOR + 1.260%)
3,150,000	2.593	07/20/29		3,158,382
Apidos CLO X Series 2012-10A, Class A(3M USD LIBOR + 1.420%)
960,816	2.731	10/30/22		961,759
Atrium X CLO Series 2017-10A, Class AR(3M USD LIBOR + 0.950%)
2,985,273	2.254	07/16/25		2,987,264
B&M CLO Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
600,000	2.704	04/16/26		600,424
B&M CLO Ltd. Series 2014-1A, Class A2(3M USD LIBOR + 1.950%)
100,000	3.254	04/16/26		100,148
Babson CLO Ltd. Series 2014-3A, Class AR(3M USD LIBOR + 1.320%)
3,250,000	2.624	01/15/26		3,254,212

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
BlueMountain CLO Ltd. Series 2014-2A, Class AR(3M USD LIBOR + 0.930%)
$3,150,000	2.237%	07/20/26	$ 3,158,618
Bowman Park CLO Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 1.180%)
1,650,000	2.494	11/23/25	1,655,782
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R(3M USD LIBOR + 1.230%)
3,100,000	2.547	06/09/30	3,130,904
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(3M USD LIBOR + 1.610%)
3,400,000	2.914	07/17/28	3,412,196
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
3,050,000	2.554	07/15/26	3,056,826
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(3M USD LIBOR + 1.390%)
1,650,000	2.704	07/25/27	1,651,048
ICG US CLO Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.220%)
3,100,000	2.588	01/20/30	3,098,363
Jamestown CLO X Ltd. Series 2017-10A, Class A1(3M USD LIBOR + 1.250%)
6,250,000	2.720	07/17/29	6,284,969
LCM XVI LP Series 2017-16A, Class AR(3M USD LIBOR + 1.030%)
6,250,000	2.334	07/15/26	6,257,831
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R(3M USD LIBOR + 1.050%)
3,150,000	2.354	07/15/27	3,161,523
OCP CLO Ltd. Series 2012-2A, Class A1R(3M USD LIBOR + 1.400%)
200,000	2.715	11/22/25	201,350
OCP CLO Ltd. Series 2014-5A, Class A1(3M USD LIBOR + 1.000%)
1,200,000	2.314	04/26/26	1,200,968
OCP CLO Ltd. Series 2015-8A, Class A1R(3M USD LIBOR + 0.850%)
3,250,000	2.203	04/17/27	3,252,077
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(3M USD LIBOR + 0.930%)
124,788	2.234	04/17/25	124,823
OFSI Fund VI Ltd. Series 2014-6A, Class A1(3M USD LIBOR + 1.030%)
860,777	2.334	03/20/25	860,438
Parallel Ltd. Series 2015-1A, Class A(3M USD LIBOR + 1.450%)
1,250,000	2.757	07/20/27	1,251,030
Parallel Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 1.310%)
2,700,000	2.623	07/20/29	2,711,964
Recette CLO Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.920%)
4,550,000	2.283	10/20/27	4,558,090
Regatta IV Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.020%)
3,000,000	2.334	07/25/26	3,005,877
Shackleton CLO Ltd. Series 2014-5A, Class AR(3M USD LIBOR + 1.140%)
1,300,000	2.452	05/07/26	1,301,607
Sound Point CLO XI Ltd. Series 2016-1A, Class A(3M USD LIBOR + 1.650%)
4,150,000	2.957	07/20/28	4,170,638
TICP CLO VI Ltd. Series 2016-6A, Class A(3M USD LIBOR + 1.550%)
2,600,000	2.854	01/15/29	2,611,079
Whitehorse Ltd. Series 2014-9A, Class AR(3M USD LIBOR + 1.160%)
3,600,000	2.464	07/17/26	3,605,918

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 0.900%)
$1,250,000	2.277%	05/01/26	$ 1,249,366
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1(3M USD LIBOR + 1.330%)
1,500,515	2.634	07/16/27	1,501,264
Zais CLO 1 Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
661,898	2.704	04/15/26	662,725

			79,774,311

Credit Card – 2.6%
American Express Credit Account Master Trust Series 2017-6, Class A
1,200,000	2.040	05/15/23	1,193,978
CARDS II Trust Series 2016-1A, Class A(a)(c)(1M LIBOR + 0.700%)
1,750,000	2.177	07/15/21	1,755,172
CARDS II Trust Series 2017-1A, Class A(a)(c)(1M LIBOR + 0.370%)
2,550,000	1.847	04/18/22	2,555,855
Evergreen Credit Card Trust Series 2016-1, Class A(a)(c)(1M LIBOR + 0.720%)
3,000,000	2.197	04/15/20	3,005,441
Golden Credit Card Trust Series 2016-5A, Class A(a)
2,600,000	1.600	09/15/21	2,572,154
Golden Credit Card Trust Series 2017-2A, Class A(a)
1,050,000	1.980	04/15/22	1,043,674
Trillium Credit Card Trust II Series 2016-1A, Class A(a)(c)(1M LIBOR + 0.720%)
3,150,000	2.272	05/26/21	3,157,795

			15,284,069

Student Loan(c) – 8.8%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(1M USD LIBOR + 0.800%)
629,198	2.128	02/25/41	629,583
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.350%)
1,839,901	2.678	07/26/66	1,856,902
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)(1M USD LIBOR + 0.800%)
4,200,000	2.129	04/26/32	4,136,309
Educational Funding of the South, Inc. Series 2012-1, Class A(1M USD LIBOR + 1.050%)
2,951,126	2.378	03/25/36	2,965,777
Educational Services of America, Inc. Series 2012-1, Class A1(a)(1M USD LIBOR + 1.150%)
61,298	2.478	09/25/40	62,152
Educational Services of America, Inc. Series 2014-1, Class A(a)(1M USD LIBOR + 0.700%)
905,578	2.028	02/25/39	894,138
Educational Services of America, Inc. Series 2015-2, Class A(a)(1M USD LIBOR + 1.000%)
956,564	2.328	12/25/56	961,202
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)(1M USD LIBOR + 1.350%)
2,700,000	2.678	03/25/36	2,772,925
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(a)(1M USD LIBOR + 1.000%)
146,600	2.328	02/25/25	146,851
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(a)(1M USD LIBOR + 1.000%)
1,700,000	2.328	04/25/33	1,699,998

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
GCO Education Loan Funding Trust II Series 2007-1A, Class A6L(a)(3M LIBOR + 0.110%)
$2,437,227	1.572%	11/25/26	$ 2,418,822
Higher Education Funding I Series 2005-1, Class A4(3M USD LIBOR + 0.140%)
32,286	1.457	02/25/30	32,286
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,900,000	2.214	07/25/45	1,905,778
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
2,253,237	1.992	12/01/31	2,248,213
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
2,378,779	2.283	05/20/30	2,402,295
Navient Student Loan Trust Series 2016-5A, Class A(a)(1M USD LIBOR + 1.250%)
3,767,017	2.578	06/25/65	3,857,357
Navient Student Loan Trust Series 2016-7A, Class A(a)(1M USD LIBOR + 1.150%)
1,943,960	2.478	03/25/66	1,989,097
Nelnet Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.130%)
106,642	1.453	06/22/26	106,615
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
1,040,978	2.214	07/25/41	1,037,369
Northstar Education Finance, Inc. Series 2012-1, Class A(a)(1M USD LIBOR + 0.700%)
122,216	2.028	12/26/31	122,291
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(a)(1M USD LIBOR + 0.550%)
62,571	1.878	05/25/57	62,474
PHEAA Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.150%)
1,955,783	2.478	09/25/65	1,985,670
SLC Student Loan Center Series 2011-1, Class A(a)(1M USD LIBOR + 1.220%)
6,993,873	2.548	10/25/27	7,078,096
SLC Student Loan Trust Series 2005-3, Class A3(3M USD LIBOR + 0.120%)
1,393,149	1.440	06/15/29	1,382,035
SLM Student Loan Trust Series 2003-12, Class A5(a)(3M USD LIBOR + 0.280%)
73,031	1.600	09/15/22	73,059
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
90,844	1.544	01/25/23	90,876
SLM Student Loan Trust Series 2004-1, Class A3(3M USD LIBOR + 0.210%)
378,555	1.524	04/25/23	378,656
SLM Student Loan Trust Series 2004-8A, Class A5(a)(3M USD LIBOR + 0.500%)
662,850	1.814	04/25/24	664,747
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
1,400,000	1.454	10/25/28	1,394,662
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
669,169	1.424	07/25/25	668,977

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2007-7, Class A4(3M USD LIBOR + 0.330%)
	$1,051,654	1.644%		01/25/22	$ 1,038,482
SLM Student Loan Trust Series 2008-4, Class A4(3M USD LIBOR + 1.650%)
	393,278	2.964		07/25/22	402,743
SLM Student Loan Trust Series 2012-3, Class A(1M USD LIBOR + 0.650%)
	1,257,699	1.978		12/26/25	1,264,803
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
	892,107	2.149		10/01/24	896,500
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
	1,200,000	2.161		05/01/35	1,187,892
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
	107,902	1.444		01/26/26	107,874

					50,923,506

TOTAL ASSET-BACKED SECURITIES (Cost $153,641,630)					$154,582,849

Foreign Debt Obligations – 2.0%
Sovereign – 2.0%
Dominican Republic
	$91,810	9.040%		01/23/18	$ 92,269
	1,210,000	7.500		05/06/21	1,315,010
	520,000	5.500	(a)	01/27/25	549,250
Perusahaan Penerbit SBSN(a)
	820,000	4.150		03/29/27	844,600
Republic of Argentina
EUR	440,000	3.375		01/15/23	538,471
	320,000	5.250		01/15/28	399,295
	40,000	2.260	(g)	12/31/38	34,976
	$70,000	2.500	(g)	12/31/38	51,450
EUR	100,000	6.250		11/09/47	121,658
	$1,210,000	7.125	(a)	06/28/99	1,249,628
Republic of Ecuador
	200,000	9.625	(a)	06/02/27	228,755
	390,000	9.625		06/02/27	446,072
	730,000	8.875	(a)	10/23/27	799,857
Republic of Indonesia
	600,000	6.875	(a)	01/17/18	604,122
	320,000	6.875		01/17/18	322,198
	200,000	5.875		01/15/24	227,750
EUR	250,000	2.150	(a)	07/18/24	314,585
	$200,000	4.750	(a)	01/08/26	217,250
	840,000	3.850	(a)	07/18/27	862,050
Republic of South Africa
ZAR	1,590,000	8.000		01/31/30	117,191

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa – (continued)
ZAR	4,500,000	7.000%	02/28/31	$ 301,729
	13,225,000	8.250	03/31/32	974,553
	1,570,000	8.875	02/28/35	119,396
	2,680,000	6.250	03/31/36	155,765
	175,000	9.000	01/31/40	13,154
	900,000	6.500	02/28/41	51,227
	3,300,000	8.750	01/31/44	239,951
United Mexican States
MXN	10,679,700	6.500	06/10/21	524,814
	907,800	6.500	06/09/22	44,206
	1,916,700	8.000	12/07/23	99,163
	46,900	8.000	11/07/47	2,435

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $11,224,466)				$ 11,862,830

Structured Notes(a)(h) – 0.5%
Arab Republic of Egypt (Issuer Citibank NA)
	$14,570,000	0.000%	05/03/18	$ 771,702
	18,450,000	0.000	05/10/18	974,301
Arab Republic of Egypt (Issuer HSBC Bank PLC)
	9,700,000	0.000	06/07/18	504,509
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)
	6,275,000	0.000	02/15/18	343,541
	5,100,000	0.000	05/17/18	267,136
	5,100,000	0.000	07/26/18	260,579

TOTAL STRUCTURED NOTES (Cost $3,123,766)				$ 3,121,768

Municipal Debt Obligations(b) – 2.7%
Florida – 2.2%
Florida State Board of Administration Finance Corp. Series 2016, Class A
	$12,625,000	2.638%	07/01/21	$ 12,638,003

New Hampshire(c) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
	1,800,000	2.164	10/25/37	1,792,479

Puerto Rico – 0.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	45,000	6.000	07/01/38	28,631
	15,000	6.000	07/01/44	9,544
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	15,000	5.500	07/01/28	9,244
	20,000	5.750	07/01/37	12,325
	35,000	5.250	07/01/42	21,569
	25,000	6.000	07/01/47	15,475
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	50,000	5.000	07/01/33	30,812

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations (b)– (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(i)
$10,000	5.750%		07/01/41	$ 2,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(i)
35,000	5.500		07/01/32	7,875
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(i)
10,000	5.875		07/01/36	2,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(i)
10,000	6.000		07/01/34	2,238
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(i)
10,000	5.500		07/01/26	2,250
165,000	5.500		07/01/39	37,125
180,000	5.000		07/01/41	40,500
Puerto Rico Commonwealth GO Bonds Series 2014 A(i)
615,000	8.000		07/01/35	146,062
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(i)
10,000	5.250		07/01/27	2,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(h)(i)
10,000	0.000		08/01/35	310
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(h)(i)
10,000	0.000		08/01/37	279
10,000	0.000		08/01/38	261
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(i)
10,000	5.250		08/01/27	975
200,000	6.750		08/01/32	19,500
60,000	5.750		08/01/37	5,850
5,000	6.375		08/01/39	488
465,000	6.000		08/01/42	45,337
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(i)
25,000	0.000	(g)	08/01/33	2,188
345,000	5.500		08/01/37	33,637
580,000	5.375		08/01/39	56,550
105,000	5.500		08/01/42	10,237
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(i)
25,000	5.000		08/01/35	2,438
95,000	5.375		08/01/38	9,263
5,000	6.000		08/01/39	488
665,000	5.250		08/01/41	64,837
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(i)
230,000	5.000		08/01/43	22,425
165,000	5.250		08/01/43	16,087
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(i)
120,000	5.500		08/01/28	11,700

				673,250

Utah(c) – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(3M USD LIBOR + 0.850%)
740,176	2.161		05/01/29	739,088

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $17,885,072)				$ 15,842,820

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 1.3%
United States Treasury Inflation Indexed Bonds
$1,756,378	0.375%	01/15/27	$ 1,744,768
1,109,218	0.375	07/15/27	1,103,872
574,450	2.500	01/15/29	697,423
718,318	1.000	02/15/46	768,298
United States Treasury Note
2,960,000	2.250	12/31/24	2,944,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,163,552)			$ 7,258,643

Shares	Distribution Rate		Value
Investment Company(j) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
150	1.228%		$ 150
(Cost $150)

TOTAL INVESTMENTS – 97.3% (Cost $567,639,824)			$565,849,720

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			15,566,155

NET ASSETS – 100.0%			$581,415,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $196,721,871, which represents approximately 33.8% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,027,109 which represents approximately 0.2% of net assets as of December 31, 2017.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2017.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents affiliated fund.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	3,331,684	USD	177,367	$178,671	01/02/18	$1,304
	ARS	6,422,733	USD	338,000	338,496	02/02/18	496
	AUD	1,961,000	NZD	2,156,713	1,529,818	03/21/18	2,904
	AUD	2,492,470	USD	1,898,458	1,944,755	01/16/18	46,298
	AUD	7,019,199	USD	5,325,812	5,475,827	03/21/18	150,014
	BRL	4,750,161	USD	1,419,495	1,426,450	02/02/18	6,954
	CAD	5,547,573	USD	4,321,096	4,414,701	01/17/18	93,605
	CAD	8,433,307	USD	6,590,453	6,716,211	03/21/18	125,757
	CHF	2,428,489	EUR	2,073,726	2,506,933	03/21/18	6,483
	CHF	159,193	USD	161,963	164,335	03/21/18	2,372
	CLP	224,000,400	USD	346,000	363,992	01/04/18	17,992
	CLP	888,420,498	USD	1,366,257	1,443,646	01/05/18	77,390
	CLP	680,052,843	USD	1,041,110	1,105,058	01/11/18	63,949
	CLP	440,353,928	USD	673,868	715,557	01/16/18	41,689
	CLP	224,000,400	USD	363,271	363,992	01/22/18	720
	CLP	223,272,500	USD	341,918	362,701	02/22/18	20,783
	CNH	10,039,316	USD	1,509,559	1,534,343	03/21/18	24,785
	CNY	11,354,429	USD	1,715,604	1,742,801	01/12/18	27,198
	CNY	2,549,182	USD	390,320	390,474	02/05/18	154
	CZK	50,715,915	EUR	1,900,953	2,382,143	01/03/18	100,878
	CZK	50,715,915	EUR	1,977,229	2,391,368	03/21/18	7,273
	EUR	2,683,326	CHF	3,121,761	3,235,490	03/21/18	12,890
	EUR	4,978,732	GBP	4,388,561	6,003,234	03/21/18	61,895
	EUR	72,071	HUF	22,413,150	86,901	03/21/18	4
	EUR	930,810	JPY	124,381,778	1,122,424	03/22/18	13,803
	EUR	927,256	NOK	9,132,430	1,118,063	03/21/18	3,265
	EUR	6,501,726	USD	7,773,178	7,815,915	01/31/18	42,736
	EUR	3,064,654	USD	3,653,114	3,695,288	03/21/18	42,171
	GBP	1,462,000	USD	1,922,818	1,975,221	01/19/18	52,403
	GBP	2,982,432	USD	4,013,974	4,037,691	03/21/18	23,719
	HKD	8,831,825	USD	1,131,415	1,132,239	03/21/18	824
	HUF	1,725,961,451	EUR	5,535,243	6,691,657	03/21/18	17,393
	IDR	37,570,313,862	USD	2,764,670	2,775,691	01/11/18	11,022
	IDR	28,502,498,848	USD	2,086,288	2,105,627	01/12/18	19,339
	IDR	14,277,610,051	USD	1,048,196	1,054,489	01/16/18	6,294
	IDR	3,170,543,076	USD	233,042	234,119	01/19/18	1,077
	IDR	9,184,859,000	USD	677,000	677,659	02/02/18	659
	IDR	39,011,117,104	USD	2,851,667	2,874,807	02/20/18	23,139
	INR	4,091,204	USD	63,087	64,096	01/05/18	1,009
	INR	161,433,922	USD	2,501,686	2,528,856	01/08/18	27,170
	INR	49,385,911	USD	745,200	773,302	01/12/18	28,102
	INR	187,163,550	USD	2,868,696	2,926,658	01/25/18	57,961
	INR	188,533,875	USD	2,901,506	2,945,919	02/02/18	44,411
	INR	140,979,258	USD	2,168,036	2,199,880	02/15/18	31,844
	INR	111,537,254	USD	1,730,963	1,738,468	02/26/18	7,507
	JPY	106,391,000	USD	938,134	944,802	01/12/18	6,668
	JPY	618,253,470	USD	5,490,565	5,510,530	03/22/18	19,966
	KRW	3,101,566,957	USD	2,850,116	2,906,858	01/16/18	56,742
	KRW	249,535,961	USD	230,369	233,888	01/22/18	3,519
	KRW	219,054,349	USD	202,472	205,328	01/26/18	2,856
	NOK	24,258,913	EUR	2,448,784	2,961,293	03/21/18	8,610
	NOK	4,798,014	USD	580,004	585,695	03/21/18	5,691
	NZD	18,352,423	USD	12,662,039	12,993,188	03/21/18	331,147

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	PHP	27,855,286	USD	555,776	$557,950	01/03/18	$2,174
	PHP	7,717,040	USD	152,000	154,566	01/05/18	2,566
	PHP	20,542,269	USD	404,489	411,414	01/08/18	6,925
	PHP	39,429,453	USD	764,655	789,433	01/26/18	24,778
	PHP	39,429,453	USD	781,555	787,508	03/22/18	5,952
	PLN	32,867,372	EUR	7,766,884	9,445,122	03/21/18	79,996
	RUB	457,937,097	USD	7,723,833	7,882,448	02/12/18	158,614
	SEK	204,154,214	EUR	20,542,424	25,011,517	03/21/18	241,948
	SEK	6,975,157	USD	832,268	854,547	03/21/18	22,278
	SGD	584,486	USD	434,715	437,567	03/21/18	2,852
	THB	12,449,483	USD	377,000	382,221	01/19/18	5,221
	TRY	8,626,118	USD	2,102,230	2,221,786	03/21/18	119,556
	TWD	12,486,240	USD	417,778	420,185	01/02/18	2,408
	TWD	32,487,420	USD	1,088,000	1,098,984	01/23/18	10,984
	TWD	6,099,721	USD	204,346	206,405	01/26/18	2,059
	TWD	11,537,869	USD	390,320	390,761	02/05/18	441
	TWD	12,428,474	USD	416,965	422,239	03/08/18	5,274
	USD	180,286	ARS	3,331,684	178,671	01/02/18	1,615
	USD	370,658	AUD	474,352	370,052	03/21/18	607
	USD	683,782	BRL	2,261,951	681,677	01/03/18	2,105
	USD	2,433,266	BRL	7,996,772	2,401,390	02/02/18	31,876
	USD	337,964	CAD	423,344	337,147	03/21/18	817
	USD	1,444,821	CLP	888,420,498	1,443,647	01/05/18	1,174
	USD	675,788	CLP	415,710,557	675,513	01/22/18	275
	USD	336,913	CLP	207,138,798	336,569	02/05/18	344
	USD	272,735	EUR	226,110	272,638	03/21/18	97
	USD	1,871,117	GBP	1,384,238	1,870,162	01/19/18	956
	USD	447,661	GBP	330,369	447,262	03/21/18	398
	USD	6,424,034	HKD	49,791,547	6,383,981	03/27/18	40,053
	USD	1,412,000	HKD	10,939,470	1,403,695	05/11/18	8,305
	USD	1,909,000	HKD	14,810,290	1,904,280	09/19/18	4,720
	USD	971,644	JPY	108,940,488	967,443	01/12/18	4,201
	USD	8,716,278	JPY	972,224,579	8,665,494	03/22/18	50,783
	USD	1,305,402	MXN	24,375,780	1,233,157	01/26/18	72,246
	USD	4,407,806	MXN	85,623,439	4,291,677	03/21/18	116,131
	USD	1,015,535	NZD	1,431,058	1,013,163	03/21/18	2,372
	USD	134,927	TWD	3,983,994	134,892	02/02/18	35
	ZAR	12,769,795	USD	927,343	1,029,055	01/18/18	101,711
	ZAR	64,006,782	USD	4,682,073	5,110,668	03/22/18	428,600

TOTAL							$3,348,281

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	3,331,684	USD	187,719	$178,671	01/02/18	$(9,047)
	ARS	13,856,819	USD	757,287	740,492	01/08/18	(16,795)
	ARS	10,617,547	USD	580,146	562,758	01/22/18	(17,389)
	ARS	4,576,212	USD	251,485	241,565	01/29/18	(9,920)
	ARS	11,108,378	USD	594,787	586,039	01/31/18	(8,749)
	ARS	8,105,943	USD	434,778	427,423	02/01/18	(7,354)
	ARS	9,690,645	USD	517,939	508,909	02/09/18	(9,030)
	ARS	28,265,490	USD	1,510,244	1,479,869	02/15/18	(30,375)
	ARS	9,698,265	USD	520,433	506,481	02/20/18	(13,952)
	ARS	6,321,547	USD	337,059	329,969	02/21/18	(7,090)
	ARS	22,478,184	USD	1,210,288	1,169,765	02/27/18	(40,525)
	ARS	6,113,781	USD	333,612	317,682	02/28/18	(15,931)
	ARS	13,396,335	USD	727,469	691,233	03/14/18	(36,235)
	ARS	6,779,551	USD	357,913	349,642	03/15/18	(8,272)
	ARS	4,817,218	USD	256,880	247,574	03/22/18	(9,306)
	ARS	3,603,812	USD	190,275	184,754	03/27/18	(5,521)
	BRL	4,523,902	USD	1,366,532	1,363,354	01/03/18	(3,178)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	BRL	26,410,590	USD	8,135,660	$7,930,964	02/02/18	$(204,697)
	CHF	2,092,688	EUR	1,793,724	2,160,286	03/21/18	(2,544)
	CLP	888,420,498	USD	1,445,150	1,443,647	01/22/18	(1,503)
	CZK	60,110,600	EUR	2,362,362	2,834,349	03/21/18	(14,130)
	EUR	3,455,748	CHF	4,045,386	4,166,859	03/21/18	(9,200)
	EUR	1,977,229	CZK	50,715,915	2,372,800	01/03/18	(9,343)
	EUR	743,517	HUF	231,441,748	896,516	03/21/18	(799)
	EUR	740,321	NOK	7,336,647	892,661	03/21/18	(2,926)
	EUR	291,000	NZD	503,132	350,881	03/21/18	(5,327)
	EUR	290,000	PLN	1,226,822	349,675	03/21/18	(2,877)
	EUR	1,784,074	SEK	17,635,913	2,151,192	03/21/18	(9,435)
	GBP	1,756,171	EUR	1,987,935	2,377,548	03/21/18	(19,457)
	GBP	869,853	USD	1,175,807	1,175,207	01/19/18	(601)
	GBP	272,428	USD	369,259	368,819	03/21/18	(440)
	HKD	4,181,487	USD	537,000	536,126	03/27/18	(874)
	JPY	117,948,178	EUR	878,394	1,051,279	03/22/18	(7,939)
	JPY	111,279,783	USD	992,508	988,217	01/12/18	(4,291)
	JPY	458,241,142	USD	4,102,689	4,084,330	03/22/18	(18,360)
	KRW	416,084,649	USD	390,104	390,052	02/05/18	(52)
	MXN	9,375,134	USD	487,526	474,283	01/26/18	(13,244)
	MXN	69,193,496	USD	3,603,384	3,468,163	03/21/18	(135,221)
	NOK	133,554,691	EUR	13,600,583	16,303,064	03/21/18	(96,195)
	NOK	1,493,971	SEK	1,502,442	182,370	03/21/18	(1,699)
	PEN	4,933,875	USD	1,522,707	1,520,487	01/16/18	(2,220)
	PHP	13,927,643	USD	278,664	278,586	02/22/18	(78)
	RUB	22,544,902	USD	390,320	388,064	02/12/18	(2,256)
	SGD	521,128	USD	390,320	390,135	03/21/18	(185)
	USD	177,367	ARS	3,331,684	178,671	01/02/18	(1,304)
	USD	1,755,521	AUD	2,303,019	1,796,935	01/16/18	(41,414)
	USD	5,029,374	AUD	6,558,948	5,116,775	03/21/18	(87,401)
	USD	679,560	BRL	2,261,951	681,677	01/03/18	(2,117)
	USD	952,269	BRL	3,173,018	952,841	02/02/18	(572)
	USD	4,698,079	CAD	6,030,848	4,799,287	01/17/18	(101,207)
	USD	5,962,775	CAD	7,580,976	6,037,420	03/21/18	(74,644)
	USD	1,152,506	CHF	1,126,866	1,163,264	03/21/18	(10,759)
	USD	363,165	CLP	224,000,400	363,992	01/04/18	(826)
	USD	676,000	CLP	430,071,200	698,848	01/16/18	(22,848)
	USD	1,568,199	CLP	972,376,883	1,580,073	01/22/18	(11,874)
	USD	1,031,636	CNH	6,870,009	1,049,968	03/21/18	(18,332)
	USD	479,227	CNY	3,178,595	487,886	01/12/18	(8,658)
	USD	11,711,684	EUR	9,802,588	11,783,979	01/31/18	(72,294)
	USD	6,312,799	EUR	5,309,865	6,402,509	03/21/18	(89,708)
	USD	1,141,763	GBP	868,131	1,172,880	01/19/18	(31,117)
	USD	1,375,200	GBP	1,019,461	1,380,173	03/21/18	(4,971)
	USD	356,442	IDR	4,852,957,830	357,624	02/20/18	(1,182)
	USD	630,235	INR	40,677,626	637,214	01/08/18	(6,979)
	USD	371,951	INR	24,102,413	376,610	02/02/18	(4,659)
	USD	978,726	JPY	110,994,379	985,682	01/12/18	(6,956)
	USD	14,650,900	JPY	1,652,943,125	14,732,778	03/22/18	(81,878)
	USD	1,672,771	KRW	1,825,850,982	1,711,229	01/16/18	(38,457)
	USD	340,010	KRW	368,434,717	345,331	01/22/18	(5,321)
	USD	677,000	KRW	724,173,699	678,843	02/02/18	(1,843)
	USD	3,853,329	NZD	5,538,764	3,921,346	03/21/18	(68,017)
	USD	544,930	PEN	1,797,703	554,004	01/16/18	(9,073)
	USD	129,571	PEN	425,996	131,263	01/19/18	(1,692)
	USD	278,832	PHP	13,927,643	278,975	01/03/18	(144)
	USD	783,886	PHP	39,429,453	789,433	01/26/18	(5,548)
	USD	742,141	PHP	38,209,038	764,670	02/09/18	(22,529)
	USD	520,531	PHP	26,505,884	530,181	02/22/18	(9,650)
	USD	1,062,336	RUB	62,718,756	1,079,575	02/12/18	(17,239)
	USD	781,866	SEK	6,485,731	794,586	03/21/18	(12,720)
	USD	479,227	SGD	647,681	484,877	03/21/18	(5,650)
	USD	2,456,495	TRY	9,784,260	2,520,084	03/21/18	(63,587)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	417,468	TWD	12,486,240	$420,185	01/02/18	$(2,716)
	USD	4,115,858	TWD	123,516,255	4,178,308	01/23/18	(62,449)
	USD	855,772	TWD	25,350,119	858,317	02/02/18	(2,545)
	USD	2,137,549	TWD	64,286,772	2,177,835	02/08/18	(40,286)
	USD	3,226,855	TWD	96,970,216	3,289,207	02/22/18	(62,352)
	USD	2,444,297	TWD	73,148,400	2,485,110	03/08/18	(40,814)
	USD	2,568,984	ZAR	37,213,275	2,998,834	01/18/18	(429,850)
	USD	2,573,348	ZAR	34,367,796	2,744,123	03/22/18	(170,775)

TOTAL							$(2,569,519)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	8	03/15/18	$693,466	$(14)
Eurodollars	101	09/16/19	24,670,512	(154,258)
Ultra Long U.S. Treasury Bonds	19	03/20/18	3,185,469	19,798
2 Year U.S Treasury Notes	45	03/29/18	9,634,922	(20,195)
5 Year U.S. Treasury Notes	1,431	03/29/18	166,230,774	(720,676)
10 Year U.S Treasury Notes	4	03/20/18	496,188	1,663

Total				$(873,682)

Short position contracts:
Eurodollars	(64)	06/17/19	(15,638,400)	86,152
Eurodollars	(81)	03/16/20	(19,776,150)	71,100
Eurodollars	(146)	06/15/20	(35,642,250)	76,000
Eurodollars	(210)	09/14/20	(51,261,000)	139,378
Eurodollars	(210)	12/14/20	(51,247,875)	126,065
Eurodollars	(210)	03/15/21	(51,242,625)	113,115
Eurodollars	(65)	06/14/21	(15,859,188)	20,975
Eurodollars	(65)	09/13/21	(15,856,750)	17,725
Eurodollars	(65)	12/13/21	(15,852,687)	15,287
Ultra 10 Year U.S. Treasury Notes	(5)	03/20/18	(667,812)	2,996
20 Year U.S. Treasury Bonds	(72)	03/20/18	(11,016,000)	19,022

Total				$687,815

TOTAL FUTURES CONTRACTS				$(185,867)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.050%(b)	06/15/18	SEK	96,860		$18,415	$11,074	$7,341
3M STIBOR(a)	(0.330)(b)	09/15/18		87,960		9,088	322	8,766
0.330(a)	3M STIBOR(a)	09/15/18		87,960		(7,381)	(102)	(7,279)
6M CDOR(d)	1.000	03/21/19	CAD	2,670	(c)	(20,567)	(20,620)	53
3M STIBOR(a)	(0.100)(b)	06/29/19	SEK	205,050	(c)	21,114	(2,942)	24,056
6M BP(d)	0.750	03/21/20	GBP	31,380	(c)	(72,847)	(133,311)	60,464
6M CDOR(d)	1.250	03/21/20	CAD	25,390	(c)	(353,706)	(272,576)	(81,130)
3M LIBOR(a)	1.750(d)	03/21/20	$	10,920	(c)	(84,156)	(71,884)	(12,272)
2.250(d)	3M NZDOR(a)	03/21/20	NZD	29,470	(c)	17,546	(1,371)	18,917
2.000(a)	6M AUDOR	03/21/20	AUD	13,960	(c)	13,584	(8,158)	21,742
3M LIBOR(a)	1.855(d)	08/06/20	$	10,870	(c)	(81,146)	(46,470)	(34,676)
3M LIBOR(a)	2.139(d)	11/20/20		27,510	(c)	(78,599)	(17,744)	(60,855)
3M LIBOR(a)	2.227(d)	12/12/20		5,700	(c)	(7,509)	41	(7,550)
0.250(b)	3M STIBOR(a)	03/21/21	SEK	13,060	(c)	(4,187)	(4,028)	(159)
6M EURO(d)	0.350(b)	12/16/21	EUR	19,390	(c)	(59,719)	(14,957)	(44,762)
0.500(b)	3M STIBOR(a)	12/16/21	SEK	121,370	(c)	65,209	36,142	29,067
6M BP(e)	3.370	07/15/22	GBP	2,510		4,519	124	4,395

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mexico IB TIIE 28D(f)	6.750%	12/14/22	MXN	10		$(24)	$(49)	$25
2.510(b)	6M WIBOR(d)	12/20/22	PLN	10,820		(2,879)	(11,784)	8,905
Mexico IB TIIE 28D(f)	7.500	03/15/23	MXN	47,600	(c)	(38,889)	(16,102)	(22,787)
6M BP(d)	1.000	03/21/23	GBP	740	(c)	(3,319)	(6,911)	3,592
6M CDOR(d)	1.500	03/21/23	CAD	3,970	(c)	(118,516)	(96,786)	(21,730)
3M LIBOR(a)	2.000(d)	03/21/23	$	2,180	(c)	(28,498)	(23,941)	(4,557)
1.500(b)	3M NIBOR(d)	03/21/23	NOK	59,090	(c)	32,795	(12,686)	45,481
0.500(a)	3M STIBOR	03/21/23	SEK	690	(c)	314	(130)	444
0.250(b)	6M EURO(d)	03/21/23	EUR	15,890	(c)	116,076	15,865	100,211
2.550(b)	6M WIBOR(d)	03/21/23	PLN	17,510	(c)	2,879	11,616	(8,737)
2.143(d)	3M LIBOR(a)	07/03/23	$	2,400	(c)	19,410	5,794	13,616
2.275(d)	3M LIBOR(a)	11/20/23		11,900	(c)	42,430	10,690	31,740
6M BP(d)	1.200	11/21/23	GBP	2,690	(c)	6,031	(1,540)	7,571
6M EURO(d)	1.330(b)	01/12/27	EUR	2,990	(c)	6,261	(48,786)	55,047
6M BP(d)	1.600	03/16/27	GBP	7,710	(c)	59,698	8,485	51,213
6M EURO(b)	1.427	08/15/27	EUR	660		(11,285)	1,026	(12,311)
3M LIBOR(a)	2.400(d)	08/31/27	$	3,070	(c)	(18,649)	(3,547)	(15,102)
1.500(b)	6M EURO(d)	08/31/27	EUR	2,700	(c)	(13,815)	(4,523)	(9,292)
6M EURO(d)	1.600(b)	10/25/27		5,110	(c)	47,161	23,168	23,993
2.000(b)	3M STIBOR(a)	10/25/27	SEK	48,030	(c)	(23,390)	(1,569)	(21,821)
2.000(b)	3M STIBOR(a)	11/02/27		32,540	(c)	(15,112)	1,666	(16,778)
6M EURO(d)	1.500(b)	12/19/27	EUR	5,930	(c)	11,254	23,135	(11,881)
3M LIBOR(a)	2.750(d)	12/21/27	$	6,300	(c)	51,029	43,346	7,683
3.500(d)	6M AUDOR	12/21/27	AUD	3,780	(c)	(44,391)	(68,193)	23,802
6M EURO(d)	1.000(b)	03/21/28	EUR	9,570	(c)	79,617	151,905	(72,288)
6M CDOR(d)	1.750	03/21/28	CAD	13,790	(c)	(664,518)	(574,183)	(90,335)
3M LIBOR(a)	2.250(d)	03/21/28	$	4,500	(c)	(67,639)	(53,464)	(14,175)
2.250(d)	3M LIBOR(a)	03/21/28		1,100	(c)	16,534	19,294	(2,760)
2.750(d)	6M AUDOR	03/21/28	AUD	5,610	(c)	31,858	22,467	9,391
1.250(d)	6M BP	03/21/28	GBP	6,330	(c)	40,564	91,995	(51,431)
0.250(d)	6M JYOR	03/21/28	JPY	708,110	(c)	58,582	45,207	13,375
6M JYOR(d)	0.500	03/22/28		193,640	(c)	(5,100)	(4,972)	(128)
3M LIBOR(a)	2.378(d)	07/03/28	$	9,080	(c)	(53,789)	(46,794)	(6,995)
2.346(d)	3M LIBOR(a)	08/06/28		2,900	(c)	27,182	320	26,862
1.400(d)	6M BP	11/21/28	GBP	1,620	(c)	(6,255)	3,932	(10,187)
2.487(d)	3M LIBOR(a)	12/12/28	$	1,500	(c)	(1,688)	24	(1,712)
1.940(d)	6M BP	01/11/32	GBP	2,270	(c)	(33,257)	(8,946)	(24,311)
6M EURO(b)	1.600	08/15/32	EUR	600		(14,582)	15	(14,597)
1.500(d)	6M BP	03/21/33	GBP	5,300	(c)	(74,639)	(20,363)	(54,276)
1.750(d)	6M BP	03/17/37		5,360	(c)	(48,179)	30,901	(79,080)
1.750(d)	6M BP	12/14/37		3,020	(c)	(30,101)	(24,695)	(5,406)
6M JYOR(d)	1.250	06/14/38	JPY	55,860	(c)	236	2,785	(2,549)
1.750(d)	6M BP	06/14/38	GBP	1,260	(c)	(13,780)	(18,321)	4,541
2.560(d)	3M LIBOR(a)	07/03/48	$	3,770	(c)	(6,335)	49,823	(56,158)

TOTAL						(1,309,060)	$(1,031,286)	$(277,774)

(a)	Payments made quarterly.

(b)	Payments made annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

(d)	Payments made semi-annually.

(e)	Payments made at maturity.

(f)	Payments made monthly.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
	1.000%	1.000%	06/20/22		$1,232	$2,215	$16,226	$(14,011)
	(1.000)	1.000%	12/20/22		23,042	197,410	884,461	(687,051)
	(1.000)	1.000%	06/20/22	EUR	13,470	(460,803)	(321,915)	(138,888)
	(1.000)	1.000%	12/20/22		$15,400	(372,240)	(330,951)	(41,289)

TOTAL						$(633,418)	$247,821	$(881,239)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar	MS & Co. Int. PLC	$98.00	06/15/18	51	$127,500	$39,207	$14,140	$25,067

Abbreviations:

MS & Co. Int. PLC - Morgan Stanley & Co. International PLC

Mexico IB TIIE 28D- Mexico Interbank TIIE 28 Days

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 43.7%
Agriculture – 1.4%
BAT Capital Corp.(a)(b) (3M USD LIBOR + 0.590%)
$13,400,000	2.003%		08/14/20	$ 13,472,142
Philip Morris International, Inc.
10,000,000	1.875		11/01/19	9,938,857

				23,410,999

Automotive – 1.1%
BMW US Capital LLC(a)(b) (3M USD LIBOR + 0.380%)
2,000,000	1.727		04/06/20	2,008,910
Daimler Finance North America LLC(a)
3,105,000	1.875		01/11/18	3,104,887
4,727,000	2.000		08/03/18	4,727,550
(3M USD LIBOR + 0.530%)
2,800,000	1.921	(b)	05/05/20	2,809,244
(3M USD LIBOR + 0.630%)
2,681,000	1.977	(b)	01/06/20	2,694,454
Ford Motor Credit Co. LLC(b)
(3M USD LIBOR + 0.830%)
2,000,000	2.379		03/12/19	2,010,070
(3M USD LIBOR + 1.000%)
1,000,000	2.350		01/09/20	1,009,902

				18,365,017

Banks – 29.0%
ABN AMRO Bank NV(a)
6,300,000	2.500		10/30/18	6,321,407
(3M USD LIBOR + 0.640%)
5,000,000	1.994	(b)	01/18/19	5,020,650
Australia & New Zealand Banking Group Ltd.
2,150,000	1.500		01/16/18	2,149,631
3,044,000	1.750	(a)	03/29/18	3,043,980
(3M USD LIBOR + 0.600%)
2,200,000	1.978	(a)(b)	01/30/19	2,200,000
(3M USD LIBOR + 0.660%)
10,500,000	2.335	(a)(b)	09/23/19	10,582,782
Bank of America Corp.
1,500,000	6.875		04/25/18	1,522,916
6,365,000	5.650		05/01/18	6,440,956
Bank of America NA(b)(3M USD LIBOR + 0.760%)
500,000	2.275		12/07/18	502,927
Bank of Montreal(c)
1,245,000	1.450		04/09/18	1,244,076
Banque Federative du Credit Mutuel SA(a)(b) (3M USD LIBOR + 0.490%)
14,545,000	1.853		07/20/20	14,582,335
Barclays Bank PLC(b) (3M USD LIBOR + 0.550%)
8,000,000	1.942		08/07/19	8,026,803
Bayerische Landesbank(b)(3M USD LIBOR + 0.470%)
1,000,000	2.145		03/23/18	1,000,481
BB&T Corp.(b)(c) (3M USD LIBOR + 0.715%)
10,513,000	2.074		01/15/20	10,607,677

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
$900,000	2.700%		08/20/18	$ 903,987
BNZ International Funding Ltd.(a)
2,550,000	1.900		02/26/18	2,550,201
(3M USD LIBOR + 0.700%)
6,450,000	2.141	(b)	02/21/20	6,486,187
BPCE SA
1,750,000	1.625		01/26/18	1,749,475
Branch Banking & Trust Co.(b)(c)(3M USD LIBOR + 0.530%)
390,000	1.907		05/01/19	391,681
Capital One Financial Corp.(b)(c)(3M USD LIBOR + 0.760%)
4,945,000	2.173		05/12/20	4,967,709
Capital One NA(c)
6,555,000	1.650		02/05/18	6,554,823
(3M USD LIBOR + 0.765%)
3,075,000	2.328	(b)	09/13/19	3,089,301
Citibank NA(b)(3M USD LIBOR + 0.500%)
3,000,000	2.049		06/12/20	3,014,508
Citigroup, Inc.
5,470,000	1.800		02/05/18	5,469,427
(3M USD LIBOR + 0.790%)
1,000,000	2.140	(b)(c)	01/10/20	1,005,945
Citizens Bank NA/Providence RI(b)(3M USD LIBOR + 0.570%)
6,650,000	2.032		05/26/20	6,668,362
Commonwealth Bank of Australia(a)(b)(3M USD LIBOR + 0.400%)
12,500,000	2.000		09/18/20	12,514,175
Credit Agricole SA(a)
500,000	2.125		04/17/18	500,301
2,200,000	2.625		10/03/18	2,209,656
(3M USD LIBOR + 0.800%)
8,462,000	2.159	(b)	04/15/19	8,523,382
Credit Suisse AG
11,672,000	1.750		01/29/18	11,672,088
2,000,000	1.700		04/27/18	1,998,512
(3M USD LIBOR + 0.690%)
160,000	2.068	(b)	01/29/18	160,045
Danske Bank A/S(a)(b)(3M USD LIBOR + 0.510%)
3,900,000	1.997		03/02/20	3,913,141
DBS Group Holdings Ltd.(a)(b)(3M USD LIBOR + 0.490%)
10,000,000	2.013		06/08/20	10,022,600
Dexia Credit Local SA(a)(b)(3M USD LIBOR + 0.500%)
10,000,000	1.916		02/15/19	10,029,259
DNB Bank ASA(a)(b)(3M USD LIBOR + 0.370%)
12,000,000	1.705		10/02/20	12,010,401
HSBC Bank PLC(a)(b)(3M USD LIBOR + 0.640%)
1,290,000	2.056		05/15/18	1,292,135
HSBC USA, Inc.
4,500,000	1.625		01/16/18	4,499,667
(3M USD LIBOR + 0.880%)
2,610,000	2.555	(b)	09/24/18	2,623,575
ING Bank NV(a)
3,000,000	2.050		08/17/18	3,000,540
1,400,000	2.000		11/26/18	1,399,297
5,625,000	2.300		03/22/19	5,628,012
(3M USD LIBOR + 0.610%)
3,250,000	2.026	(b)	08/15/19	3,267,171

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.690%)
$1,000,000	2.025	%(b)	10/01/19	$ 1,006,872
JPMorgan Chase & Co.
8,640,000	6.000		01/15/18	8,652,017
(3M USD LIBOR + 0.955%)
4,044,000	2.318	(b)	01/23/20	4,097,999
KBC Bank NV
15,000,000	1.720		03/06/18	14,998,800
Lloyds Bank PLC
1,500,000	2.000		08/17/18	1,500,278
(3M USD LIBOR + 0.520%)
950,000	2.120	(b)	03/16/18	950,669
(3M USD LIBOR + 1.000%)
9,000,000	2.363	(b)	01/22/19	9,075,203
Macquarie Bank Ltd.(a)
1,380,000	2.350		01/15/19	1,380,328
4,500,000	1.870		02/28/19	4,476,666
(3M USD LIBOR + 0.350%)
5,000,000	1.938	(b)	03/15/19	4,999,399
(3M USD LIBOR + 1.180%)
1,100,000	2.539	(b)	01/15/19	1,109,776
Mizuho Bank Ltd.(a)
2,000,000	1.850		03/21/18	2,000,051
2,880,000	1.800		03/26/18	2,879,992
2,000,000	2.150		10/20/18	1,999,530
3,497,000	2.450		04/16/19	3,499,567
Morgan Stanley
5,240,000	6.625		04/01/18	5,297,407
(3M USD LIBOR + 0.800%)
3,500,000	2.213	(b)(c)	02/14/20	3,513,950
(3M USD LIBOR + 0.980%)
7,460,000	2.580	(b)	06/16/20	7,549,975
National Australia Bank Ltd.(a)(b)
(3M USD LIBOR + 0.510%)
4,000,000	1.956		05/22/20	4,017,006
(3M USD LIBOR + 0.590%)
8,650,000	1.940		01/10/20	8,697,732
National Bank of Canada(b)(3M USD LIBOR + 0.600%)
4,000,000	1.953		01/17/20	4,020,239
Nordea Bank AB(a)
6,000,000	1.625		05/15/18	5,994,901
4,050,000	1.875		09/17/18	4,047,403
(3M USD LIBOR + 0.620%)
3,382,000	2.313	(b)	09/30/19	3,406,071
PNC Bank NA(c)
2,879,000	1.850		07/20/18	2,876,504
2,175,000	1.700		12/07/18	2,168,556
Regions Bank(c)
9,410,000	2.250		09/14/18	9,420,260
Royal Bank of Canada(b)(3M USD LIBOR + 0.380%)
2,150,000	1.867		03/02/20	2,156,731

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander UK PLC
$6,500,000	3.050%		08/23/18	$ 6,544,485
(3M USD LIBOR + 0.850%)
1,185,000	2.312	(b)	08/24/18	1,189,569
(3M USD LIBOR + 1.480%)
950,000	3.054	(b)	03/14/19	964,130
Skandinaviska Enskilda Banken AB(a)
4,690,000	1.750		03/19/18	4,688,546
(3M USD LIBOR + 0.570%)
2,350,000	2.133	(b)	09/13/19	2,364,844
Societe Generale SA(b)(3M USD LIBOR + 1.080%)
10,000,000	2.415		10/01/18	10,069,930
Sumitomo Mitsui Banking Corp.
3,760,000	1.762		10/19/18	3,754,618
6,592,000	1.966		01/11/19	6,575,943
(3M USD LIBOR + 0.540%)
2,200,000	1.896	(b)	01/11/19	2,206,715
Sumitomo Mitsui Trust Bank Ltd.(a)
3,595,000	2.050		03/06/19	3,585,686
(3M USD LIBOR + 0.440%)
3,000,000	2.053	(b)	09/19/19	2,999,147
(3M USD LIBOR + 0.910%)
8,967,000	2.264	(b)	10/18/19	9,043,046
Svenska Handelsbanken AB
1,800,000	1.625		03/21/18	1,799,499
(3M USD LIBOR + 0.490%)
5,100,000	1.998	(b)	09/06/19	5,124,400
Swedbank AB(a)
5,800,000	1.750		03/12/18	5,796,404
8,000,000	2.375		02/27/19	8,012,784
The Bank of New York Mellon Corp.(b)(3M USD LIBOR + 0.560%)
581,000	1.937		08/01/18	582,365
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
8,584,000	1.700		03/05/18	8,581,471
6,000,000	2.700		09/09/18	6,031,717
3,815,000	2.300		03/10/19	3,816,776
(3M USD LIBOR + 1.020%)
1,750,000	2.594	(b)	09/14/18	1,759,627
The Huntington National Bank(c)
5,000,000	1.700		02/26/18	4,998,039
4,000,000	2.200		11/06/18	4,003,554
The Toronto-Dominion Bank(b)
(3M USD LIBOR + 0.420%)
1,000,000	1.774		01/18/19	1,002,390
(3M USD LIBOR + 0.430%)
4,000,000	2.043		09/19/18	4,008,109
UBS AG(a)(b)(c)(3M USD LIBOR + 0.580%)
9,800,000	2.103		06/08/20	9,842,748
UBS AG/Stamford CT
3,005,000	1.800		03/26/18	3,005,105
1,444,000	5.750		04/25/18	1,461,709

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.850%)
$1,210,000	2.331	%(b)	06/01/20	$ 1,224,739
US Bancorp(b)(c)(3M USD LIBOR + 0.400%)
1,324,000	1.767		04/25/19	1,327,916
Wells Fargo Bank NA(b)(3M USD LIBOR + 0.650%)
1,000,000	2.158		12/06/19	1,009,327
Westpac Banking Corp.(b)
(3M USD LIBOR + 0.360%)
5,000,000	1.841	(a)	09/01/20	5,002,855
(3M USD LIBOR + 0.430%)
1,730,000	1.938		03/06/20	1,736,879
(3M USD LIBOR + 0.560%)
2,274,000	1.996		08/19/19	2,284,508
(3M USD LIBOR + 0.710%)
1,880,000	2.123		05/13/19	1,894,325

				475,449,971

Computers – 1.2%
Hewlett Packard Enterprise Co.
5,059,000	2.850		10/05/18	5,083,381
International Business Machines Corp.
13,451,000	7.625		10/15/18	14,047,255

				19,130,636

Diversified Financial Services – 3.2%
AIG Global Funding(a)(b)(3M USD LIBOR + 0.480%)
15,000,000	1.815		07/02/20	15,050,911
American Express Credit Corp.(b)(c)
(3M USD LIBOR + 0.330%)
1,800,000	1.715		05/03/19	1,803,479
(3M USD LIBOR + 0.570%)
1,000,000	1.948		10/30/19	1,005,338
Federation des Caisses Desjardins du Quebec(a)(b)(3M USD LIBOR + 0.330%)
13,000,000	1.710		10/30/20	13,018,564
National Rural Utilities Cooperative Finance Corp.
5,223,000	10.375		11/01/18	5,579,857
Nomura Holdings, Inc.
4,803,000	2.750		03/19/19	4,838,919
Protective Life Global Funding(a)(b)(3M USD LIBOR + 0.550%)
3,900,000	2.073		06/08/18	3,905,930
The Bear Stearns Cos. LLC
7,399,000	4.650		07/02/18	7,496,771

				52,699,769

Electrical(c) – 0.1%
Public Service Electric & Gas Co.
1,500,000	2.000		08/15/19	1,496,108

Food & Drug Retailing(b) – 1.5%
Conagra Brands, Inc.(3M USD LIBOR + 0.500%)
10,000,000	1.857		10/09/20	10,015,900

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Drug Retailing(b) – (continued)
Mondelez International Holdings Netherlands BV(a)(3M USD LIBOR + 0.610%)
$9,021,000	1.988%		10/28/19	$ 9,054,197
Mondelez International, Inc.(3M USD LIBOR + 0.520%)
6,000,000	1.897		02/01/19	6,014,637

				25,084,734

Insurance – 1.4%
Metropolitan Life Global Funding I(a)
5,000,000	2.300		04/10/19	5,006,946
(3M USD LIBOR + 0.400%)
4,000,000	1.949	(b)	06/12/20	4,016,413
(3M USD LIBOR + 0.430%)
1,200,000	2.043	(b)	12/19/18	1,203,644
New York Life Global Funding(a)
1,345,000	2.150		06/18/19	1,346,477
(3M USD LIBOR + 0.390%)
1,000,000	1.755	(b)	10/24/19	1,004,969
XLIT Ltd.
9,650,000	2.300		12/15/18	9,647,508

				22,225,957

Machinery-Diversified(b) – 0.4%
John Deere Capital Corp.(3M USD LIBOR + 0.290%)
6,000,000	1.948		06/22/20	6,006,348

Media – 0.1%
RELX Capital, Inc.
1,854,000	8.625		01/15/19	1,965,492

Metal Fabricate/Hardware – 0.3%
Precision Castparts Corp.
5,392,000	1.250		01/15/18	5,390,409

Oil Field Services(a) – 0.3%
Schlumberger Holdings Corp.
5,000,000	2.350		12/21/18	5,011,224

Pipelines – 1.2%
Spectra Energy Partners LP
4,367,000	2.950	(c)	09/25/18	4,393,242
(3M USD LIBOR + 0.700%)
15,000,000	2.195	(b)	06/05/20	15,112,318

				19,505,560

Real Estate Investment Trust(c) – 0.1%
Realty Income Corp.
2,000,000	2.000		01/31/18	1,999,820

Retailing(a)(b)(c) – 0.5%
Alimentation Couche-Tard, Inc.(3M USD LIBOR + 0.500%)
9,000,000	2.074		12/13/19	9,005,480

Semiconductors(b) – 0.2%
QUALCOMM, Incx
4,000,000	1.886		05/20/20	4,001,713

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – 1.7%
AT&T, Inc.
$12,915,000	5.500%		02/01/18	$ 12,951,995
(3M USD LIBOR + 0.930%)
2,000,000	2.623	(b)	06/30/20	2,023,868
Verizon Communications, Inc.(b)(3M USD LIBOR + 0.550%)
12,300,000	1.996		05/22/20	12,371,515

				27,347,378

TOTAL CORPORATE OBLIGATIONS (Cost $718,069,268)				$ 718,096,615

Mortgage-Backed Obligations(a)(b) – 0.3%
Collateralized Mortgage Obligations – 0.3%
Sequential Floating Rate – 0.3%
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1
$4,100,000	2.096%		07/10/19	$ 4,100,297
(Cost $4,100,000)

Shares	Distribution Rate			Value
Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
$16,266	1.228%			$ 16,266
(Cost $16,266)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $722,185,534)				$ 722,213,178

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – 55.5%
Certificates of Deposit – 25.2%
Banco Del Estado De Chile
$4,000,000	1.480%		01/19/18	$ 3,999,801
5,000,000	0.010		02/12/18	4,990,929
(1M USD LIBOR + 0.180%)
4,500,000	1.732	(b)	03/27/18	4,501,228
(1M USD LIBOR + 0.180%)
5,000,000	1.612	(b)	04/10/18	5,001,187
Bank of China Ltd.
7,000,000	1.000		01/05/18	6,997,545
12,000,000	0.000	(e)	03/12/18	11,952,355
Bank of Montreal(b)
(1M USD LIBOR + 0.240%)
5,000,000	1.731		10/17/18	4,999,714
(3M USD LIBOR + 0.330%)
6,000,000	1.686		07/11/19	6,002,686

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(3M USD LIBOR + 0.400%)
$800,000	2.000%		06/18/18	$ 800,438
Barclays Bank PLC(b)
(1M USD LIBOR + 0.490%)
1,000,000	1.991		02/20/18	1,000,714
(3M USD LIBOR + 0.420%)
6,175,000	1.753		03/29/18	6,180,835
(3M USD LIBOR + 0.620%)
1,000,000	2.061		02/21/18	1,000,877
Bayerische Landesbank
15,000,000	0.000	(e)	01/03/18	14,997,052
5,000,000	1.000		08/23/18	4,995,738
(3M USD LIBOR + 0.500%)
1,000,000	1.919	(b)	02/16/18	1,000,633
Canadian Imperial Bank of Commerce(b)
(1M USD LIBOR + 0.210%)
4,000,000	1.701		07/16/18	3,999,954
(3M USD LIBOR + 0.200%)
1,500,000	1.750		05/01/19	1,496,025
(3M USD LIBOR + 0.250%)
1,500,000	1.814		09/13/18	1,500,203
(3M USD LIBOR + 0.330%)
4,000,000	1.807		05/29/19	4,002,760
China Construction Banking Corp.
6,000,000	1.850		01/16/18	6,000,727
6,000,000	1.900		01/17/18	6,000,904
Cooperatieve Rabobank UA(b)(3M USD LIBOR + 0.330%)
7,250,000	2.005		03/24/20	7,245,275
Credit Agricole Corporate & Investment Bank(b)
(3M USD LIBOR + 0.470%)
3,000,000	1.957		06/03/19	3,000,828
(3M USD LIBOR + 0.560%)
2,000,000	1.919		07/13/18	2,002,418
Credit Industriel et Commercial SA
3,050,000	1.440		01/02/18	3,050,021
Credit Suisse New York
6,000,000	1.640		05/03/18	5,997,369
(1M USD LIBOR + 0.210%)
4,000,000	1.569	(b)	10/16/18	3,997,205
(1M USD LIBOR + 0.320%)
4,000,000	1.872	(b)	09/20/18	4,000,816
Dexia Credit Local SA(b)
(1M USD LIBOR + 0.350%)
400,000	1.729		01/05/18	400,026
(1M USD LIBOR + 0.370%)
2,000,000	1.742		04/04/18	2,001,493
DG Bank NY
15,000,000	1.700		03/16/18	15,001,091

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(3M USD LIBOR + 0.370%)
$1,175,000	1.811	%(b)	08/16/18	$ 1,175,287
(3M USD LIBOR + 0.450%)
1,000,000	1.803	(b)	01/17/19	999,792
DnB NOR Bank ASA
10,000,000	1.560		09/19/18	9,978,940
Industrial & Commercial Bank of China Ltd.
7,000,000	1.850		01/16/18	7,000,392
KBC Bank NV
10,000,000	1.440		01/26/18	9,999,917
Landesbank Baden-Wuerttemberg
1,500,000	0.010		03/23/18	1,500,312
7,000,000	1.850		11/07/18	6,990,827
Mizuho Bank Ltd.(b)
(1M USD LIBOR + 0.200%)
1,500,000	1.632		04/09/18	1,500,346
(3M USD LIBOR + 0.400%)
9,000,000	1.747		10/04/19	9,003,096
(3M USD LIBOR + 0.400%)
5,000,000	1.862		11/27/19	4,994,641
(3M USD LIBOR + 0.450%)
5,000,000	1.886		11/19/18	5,003,484
(3M USD LIBOR + 0.500%)
2,000,000	2.175		09/24/18	2,002,001
National Bank of Canada(b)
(1M USD LIBOR + 0.230%)
4,000,000	1.741		09/21/18	4,000,085
(3M USD LIBOR + 0.200%)
1,750,000	1.750		05/08/19	1,745,405
(3M USD LIBOR + 0.240%)
750,000	1.596		10/11/18	750,114
National Bank of Kuwait SAKP
2,000,000	1.700		01/12/18	2,000,065
3,000,000	1.000		01/18/18	2,999,883
4,500,000	1.650		03/07/18	4,499,468
5,000,000	1.700		03/21/18	4,999,385
Natixis NY(b)
(1M USD LIBOR + 0.430%)
2,000,000	1.907		05/15/18	2,001,968
(3M USD LIBOR + 0.200%)
13,000,000	1.613		11/14/18	12,999,475
Norinchukin Bank NY
10,000,000	1.430		01/02/18	9,999,885
20,000,000	1.410		01/03/18	19,999,658
16,300,000	1.720		03/22/18	16,300,466
Royal Bank of Canada(b)
(1M USD LIBOR + 0.180%)
3,000,000	1.732		05/25/18	3,000,524
(1M USD LIBOR + 0.200%)
3,000,000	1.691		07/16/18	2,999,685

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(1M USD LIBOR + 0.210%)
$5,000,000	1.642%		08/09/18	$ 4,999,320
Sheffield Receivables Corp.
15,000,000	1.000		03/15/18	14,944,773
Societe Generale SA(b)(1M USD LIBOR + 0.270%)
10,000,000	1.822		12/03/18	9,995,142
Standard Chartered Bank
2,000,000	1.388		01/11/18	2,000,310
1,000,000	0.000	(e)	02/05/18	998,379
(1M USD LIBOR + 0.300%)
2,500,000	1.811	(b)	06/21/18	2,500,720
(3M USD LIBOR + 0.200%)
13,000,000	1.553	(b)	10/31/18	13,000,589
Sumitomo Mitsui Banking Corp.
1,750,000	2.050		05/03/19	1,748,811
(1M USD LIBOR + 0.250%)
8,000,000	1.745	(b)	07/18/18	7,999,685
(3M USD LIBOR + 0.370%)
5,100,000	1.726	(b)	07/11/19	5,102,282
(3M USD LIBOR + 0.550%)
1,000,000	1.935	(b)	08/03/18	1,001,052
Sumitomo Mitsui Trust Bank Ltd.(b)(3M USD LIBOR + 0.370%)
5,500,000	1.723		01/17/19	5,501,682
Svenska Handelsbanken AB(b)(3M USD LIBOR + 0.400%)
2,000,000	1.813		02/12/19	2,001,308
Swedbank AB(b)
(3M USD LIBOR + 0.320%)
1,000,000	1.642		08/24/20	998,453
(3M USD LIBOR + 0.380%)
1,000,000	1.730		07/10/18	1,000,463
The Bank of Nova Scotia(b)
(3M USD LIBOR + 0.200%)
2,500,000	1.603		11/09/18	2,499,571
(3M USD LIBOR + 0.210%)
12,800,000	1.689		02/28/19	12,797,034
(3M USD LIBOR + 0.250%)
1,000,000	1.631		11/02/18	1,000,080
(3M USD LIBOR + 0.300%)
1,500,000	1.657		04/12/19	1,500,564
(3M USD LIBOR + 0.300%)
2,000,000	1.716		05/15/19	2,000,802
The Bank of Tokyo-Mitsubishi UFJ Ltd.
7,000,000	1.740		03/15/18	7,001,098
The Toronto-Dominion Bank
3,300,000	1.600		07/20/18	3,294,861
3,400,000	1.600		08/22/18	3,393,390
5,000,000	1.730		11/05/18	4,990,359
Thunder Bay Funding LLC(e)
5,000,000	0.000		03/20/18	4,980,492
UBS AG Stamford(b)(1M USD LIBOR + 0.400%)
$1,000,000	1.803%		03/07/18	$1,000,672

				414,815,840

Commercial Paper – 23.5%
ABN AMRO Funding USA LLC
3,500,000	0.000	(e)	02/22/18	3,491,460
2,000,000	1.000		03/08/18	1,993,832

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Albion Capital Corp.(e)
$8,000,000	0.000%		01/16/18	$ 7,994,008
12,667,000	0.000		01/25/18	12,652,541
Alpine Securitization Ltd.(e)
5,000,000	0.000		02/02/18	4,992,038
8,000,000	0.000		04/27/18	7,951,448
Atlantic Asset Securitization Corp.(e)
8,000,000	0.000		02/21/18	7,979,912
10,000,000	0.000		04/12/18	9,948,029
10,000,000	0.000		06/04/18	9,920,192
Barton Capital Corp.(e)
15,000,000	0.000		01/16/18	14,988,015
Bedford Row Funding Corp.(a)(b)
(1M USD LIBOR + 0.150%)
2,000,000	1.144		02/20/18	2,000,429
(3M USD LIBOR + 0.150%)
1,400,000	1.454		04/13/18	1,400,428
(3M USD LIBOR + 0.190%)
1,500,000	1.342		03/16/18	1,500,777
Collateralized Commercial Paper Co. Ltd.(a)(b)(1M USD LIBOR + 0.280%)
10,000,000	1.567		11/19/18	9,997,664
Dominion Resources, Inc.(e)
3,500,000	0.000		02/05/18	3,493,516
Ei Dupont(e)
10,000,000	0.000		01/16/18	9,991,360
First Abu Dhabi Bank PJSC(e)
30,000,000	0.000		01/03/18	29,994,133
Gotham Funding Corp.(e)
6,000,000	0.000		03/28/18	5,972,914
ING Funding LLC(b)(1M USD LIBOR + 0.330%)
1,000,000	1.325		01/26/18	1,000,290
Jupiter Securitization Co. LLC(e)
15,000,000	0.000		05/30/18	14,884,353
Landesbank Hessen-Thuringen
5,000,000	0.010		02/13/18	4,991,221
10,000,000	0.000	(e)	03/20/18	9,964,653
Liberty Funding LLC(e)
12,000,000	0.000		01/17/18	11,990,145
6,000,000	0.000		02/08/18	5,988,944
LMA SA LMA Americas(e)
23,800,000	0.000		01/02/18	23,796,321
9,000,000	0.000		03/19/18	8,965,000
6,500,000	0.000		04/04/18	6,468,817
10,000,000	0.000		05/02/18	9,937,966
6,700,000	0.000		06/08/18	6,644,627
Matchpoint Finance PLC
14,000,000	0.000	(e)	01/02/18	13,997,566
8,000,000	0.000	(e)	01/03/18	7,998,256
8,500,000	0.000	(e)	02/27/18	8,475,492
8,500,000	0.000	(e)	04/16/18	8,452,417
7,500,000	1.000		06/14/18	7,433,235
Mondelez International, Inc.(e)
7,000,000	0.000%		02/12/18	$6,984,600
Nieuw Amsterdam Receivables Corp.(e)
13,000,000	0.000		01/16/18	12,989,814
16,000,000	0.000		01/23/18	15,982,333

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Old Line Funding LLC(e)
$7,000,000	0.000%	02/21/18	$ 6,982,780
Oversea-Chinese Banking Corp. Ltd.(b)(1M USD LIBOR + 0.120%)
2,449,000	1.564	03/12/18	2,449,355
Private Export Funding Corp.(a)(b)
(3M USD LIBOR + 0.200%)
3,500,000	1.495	03/28/18	3,501,121
(3M USD LIBOR + 0.300%)
5,580,000	1.606	01/19/18	5,580,776
Schlumberger Holdings Corp.
4,750,000	1.000	03/15/18	4,731,790
Thunder Bay Funding LLC(a)(b)(1M USD LIBOR + 0.150%)
2,000,000	1.234	03/07/18	2,000,000
Victory Receivables(e)
11,100,000	0.000	01/17/18	11,090,884
8,000,000	0.000	03/12/18	7,971,465
VW Credit, Inc(e)
4,000,000	0.000	03/19/18	3,984,027
VW Credit, Inc.(e)
5,000,000	0.000	01/17/18	4,995,458

			386,496,402

Repurchase Agreement – 6.8%
Bank of America Corp.
15,000,000	2.150	01/29/18	15,000,000
BNP Paribas SA
35,000,000	1.660	01/02/18	35,000,000
Citigroup Global Markets, Inc.
19,000,000	2.049	02/07/18	19,000,000
Mizuho Securities USA
3,000,000	2.347	02/08/18	3,000,000
Nomura
19,000,000	2.594	01/12/18	19,000,000
Wells Fargo
20,000,000	2.010	03/15/18	20,000,000

			111,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $912,462,150)			$ 912,312,242

TOTAL INVESTMENTS – 99.5% (Cost $1,634,647,684)			$1,634,525,420

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			7,721,287

NET ASSETS – 100.0%			$1,642,246,707

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $372,661,991, which represents approximately 22.8% of net assets as of December 31, 2017. The liquidity determination is unaudited.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2017.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an affiliated fund.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

iv. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

vii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2017:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$266,382,267	$—
Mortgage-Backed Obligations	—	5,900,047	—
Asset-Backed Securities	—	105,670,900	—
Municipal Debt Obligation	—	667,563	—
U.S. Treasury Obligations	43,946,247	—	—
Investment Company	21,221,982	—	—
Short-term Investments	—	72,572,073	—
Total	$65,168,229	$451,192,850	$—

Derivative Type
Assets(a)
Futures Contracts	$2,011,714	$—	$—
Liabilities(a)
Futures Contracts	$(9,175)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$132,954,588	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	138,296,142	38,622,672	—
Asset-Backed Securities	—	38,025,444	—
Municipal Debt Obligations	—	6,891,585	—
Investment Company	9,799,939	—	—
Total	$148,096,081	$216,494,289	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,109,219)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type
Assets
Futures Contracts(a)	$33,599	$—	$—
Interest Rate Swap Contracts(a)	—	1,367,400	—
Options Purchased	21,525	—	—
Total	$55,124	$1,367,400	$—
Liabilities(a)
Futures Contracts	$(129,710)	$—	$—
Interest Rate Swap Contracts	—	(152,807)	—
Total	$(129,710)	$(152,807)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$799,381	$—
Mortgage-Backed Obligations	—	313,448,214	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,563,959	4,045,240	—
Asset-Backed Securities	—	309,799,190	—
Municipal Debt Obligations	—	17,034,063	—
Short-term Investments	—	8,000,000	—
Total	$7,563,959	$653,126,088	$—

Derivative Type
Assets(a)
Futures Contracts	$152,232	$—	$—
Liabilities(a)
Futures Contracts	$(36,428)	$—	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$352,413,558	$—	$—
Investment Company	412	—	—
Total	$352,413,970	$—	$—

Derivative Type
Assets
Futures Contracts(a)	$287,635	$—	$—
Interest Rate Swap Contracts(a)	—	506,716	—
Options Purchased	10,763	—	—
Total	$298,398	$506,716	$—
Liabilities(a)
Futures Contracts	$(469,638)	$—	$—
Interest Rate Swap Contracts	—	(618,742)	—
Total	$(469,638)	$(618,742)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$434,345,118	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	463,027,099	69,805,940	—
Asset-Backed Securities	—	1,292,974	—
Investment Company	23,972,790	—	—
Total	$486,999,889	$505,444,032	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type
Assets(a)
Futures Contracts	$4,049,599	$—	$—
Interest Rate Swap Contracts	—	4,247,147	—
Total	$4,049,599	$4,247,147	$—
Liabilities(a)
Futures Contracts	$(1,228,123)	$—	$—
Interest Rate Swap Contracts	—	(410,287)	—
Total	$(1,228,123)	$(410,287)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$303,053,902	$—
Mortgage-Backed Obligations	—	69,382,446	744,312
Asset-Backed Securities	—	154,582,849	—
Foreign Debt Obligations	—	11,862,830	—
Structured Notes	—	3,121,768	—
Municipal Debt Obligations	—	15,842,820	—
U.S. Treasury Obligations	7,258,643	—	—
Investment Company	150	—	—
Total	$7,258,793	$557,846,615	$744,312

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,348,281	$—
Futures Contracts(a)	709,276	—	—
Interest Rate Swap Contracts(a)	—	602,293	—
Options Purchased	39,206	—	—
Total	$748,482	$3,950,574	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,569,519)	$—
Futures Contracts	(895,143)	—	—
Interest Rate Swap Contracts	—	(880,067)	—
Credit Default Swap Contracts	—	(881,239)	—
Total	$(895,143)	$(4,330,825)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$718,096,615	$—
Mortgage-Backed Obligations	—	4,100,297	—
Investment Company	16,266	—	—
Short-term Investments	—	912,312,242	—
Total	$16,266	$1,634,509,154	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2017, the Goldman Sachs High Quality Floating Rate Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
	$8,000,000	$8,000,314	$8,194,669

REPURCHASE AGREEMENTS — At December 31, 2017, the Principal Amounts of the Goldman Sachs High Quality Floating Rate Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	High Quality Floating Rate Fund
Citigroup Global Markets, Inc.	1.400%	$3,698,267
Merrill Lynch & Co., Inc.	1.420	4,301,733
TOTAL		$8,000,000

At December 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	3.17%	06/29/32
Federal Home Loan Banks	0.000 to 0.875	05/11/18 to 10/01/18
Federal National Mortgage Association	2.000 to 4.500	10/05/22 to 10/01/46
Government National Mortgage Association	2.500 to 5.500	05/20/30 to 21/20/47
United States Treasury Notes	2.000	08/15/24

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 65.6%
Argentina – 8.5%
City of Buenos Aires Argentina (NR/B2)(a)(Argentina Deposit Rates + 3.250%)
ARS	87,700,000	25.436%		03/29/24	$ 4,585,386
Province of Santa Fe (NR/B2)
	$2,670,000	7.000	(b)	03/23/23	2,876,925
	1,850,000	7.000		03/23/23	1,993,375
Provincia de Buenos Aires (B+/B2)(c)
EUR	224,999	4.000		05/01/20	271,585
Provincia de Buenos Aires (NR/B2)(a)(Argentina Deposit Rates + 3.830%)
ARS	32,930,000	25.361		05/31/22	1,776,546
Provincia de Cordoba (B+/B2)
	$2,090,000	7.450		09/01/24	2,278,100
Provincia de la Rioja (B+/NR)(b)
	5,880,000	9.750		02/24/25	6,512,120
Republic of Argentina (NR/NR)(a)
ARS	438,090,000	27.277		06/21/20	25,009,595
Republic of Argentina (NR/B2)
	2,400,000	2.500		07/22/21	121,297
	800,000	16.000		10/17/23	42,791
	90,000	15.500		10/17/26	4,843
Republic of Argentina (NR/B3)
EUR	13,360,000	3.375		01/15/23	16,349,945
	13,560,000	5.250		01/15/28	16,920,104
	2,050,000	6.250		11/09/47	2,493,979
Republic of Argentina (B+/NR)
	13,417,011	7.820		12/31/33	18,633,888
	$5,005,276	8.280		12/31/33	5,806,120
	5,360,000	7.125	(b)(d)	06/28/17	5,535,540
Republic of Argentina (B+/B2)
	4,890,000	6.875		04/22/21	5,311,763
	18,520,000	7.500		04/22/26	20,936,860
EUR	4,410,000	5.000		01/15/27	5,476,321
	$18,240,000	6.875		01/26/27	19,931,760
EUR	2,559,553	7.820		12/31/33	3,585,488
	$20,500,000	7.125		07/06/36	22,196,375
EUR	2,710,000	2.260	(c)	12/31/38	2,369,597
	$20,180,000	2.500	(c)	12/31/38	14,832,300
Republic of Argentina (NR/NR)(a)(Argentina Deposit Rates + 2.000%)
ARS	50,805,000	24.225		04/03/22	2,686,868
Republic of Argentina (B+/NR)(a)
(Argentina Deposit Rates + 2.500%)
	15,600,000	24.226		03/11/19	840,781
(Argentina Deposit Rates + 2.750%)
	29,500,000	24.309		03/01/18	1,575,356
(Argentina Deposit Rates + 3.250%)
ARS	18,350,000	24.809%		03/01/20	$ 1,004,110

					211,959,718

Azerbaijan(b) – 0.1%
Republic of Azerbaijan (NR/Ba2)
	$2,670,000	3.500		09/01/32	2,309,550

Bahrain – 0.5%
Kingdom of Bahrain (B+/NR)
	2,840,000	7.000	(b)	10/12/28	2,882,600

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Bahrain – (continued)
Kingdom of Bahrain (B+/NR) – (continued)
	$7,770,000	6.750	%(b)	09/20/29	$ 7,653,450
	1,030,000	6.000		09/19/44	870,350

					11,406,400

Belize(b)(c) – 0.1%
Republic of Belize (B-/B3)
	2,446,500	4.938		02/20/34	1,452,609

Bermuda(b)(e) – 0.2%
Bermuda Government Bond (A+/A2)
	4,600,000	3.717		01/25/27	4,608,625

Brazil – 0.5%
Brazil Letras do Tesouro Nacional (BB/NR)(f)
BRL	7,196,000	0.000		01/01/18	2,168,283
Brazil Notas do Tesouro Nacional (BB/Ba2)
	25,518,000	10.000		01/01/27	7,610,359
	7,466,972	6.000		08/15/40	2,423,970

					12,202,612

Bulgaria – 0.4%
Republic of Bulgaria (BBB-/Baa2)
EUR	2,020,000	1.875		03/21/23	2,632,739
	840,000	2.950		09/03/24	1,162,834
	5,426,000	3.125		03/26/35	7,340,456

					11,136,029

Chile – 0.5%
Republic of Chile (A+/NR)
	$9,550,000	3.860		06/21/47	9,800,687
Republic of Chile (A+/Aa3)
	3,110,000	3.125		01/21/26	3,152,763

					12,953,450

Colombia – 1.9%
Republic of Colombia (BBB-/Baa2)
	9,380,000	2.625	(e)	03/15/23	9,168,950
	3,340,000	4.500	(e)(g)	01/28/26	3,565,450
EUR	350,000	3.875	(e)	03/22/26	489,239
	$670,000	3.875	(e)	04/25/27	682,562
	3,900,000	6.125		01/18/41	4,699,500
	27,985,000	5.000	(e)	06/15/45	29,636,115

					48,241,816

Costa Rica – 0.9%
Republic of Costa Rica (BB-/Ba2)
	390,000	9.995		08/01/20	448,500
	2,750,000	5.625	(b)	04/30/43	2,433,750
	2,190,000	5.625		04/30/43	1,938,150
	9,280,000	7.158	(b)	03/12/45	9,720,800
	8,530,000	7.158		03/12/45	8,935,175

					23,476,375

Croatia – 0.2%
Republic of Croatia (BB/Ba2)
EUR	1,157,000	3.875		05/30/22	1,553,077
	$280,000	5.500		04/04/23	308,700
EUR	2,160,000	3.000		03/20/27	2,779,571

					4,641,348

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – 3.6%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000%		07/10/20	$ 506,482
	13,900,000	11.500		05/10/24	327,225
	8,900,000	18.500	(b)	02/04/28	275,496
	134,200,000	11.375		07/06/29	3,127,959
Dominican Republic (BB-/Ba3)
	$338,823	9.040		01/23/18	340,517
	1,532,000	7.500		05/06/21	1,664,955
	1,250,000	6.600		01/28/24	1,397,694
	12,530,000	5.875		04/18/24	13,532,400
	14,342,000	5.500		01/27/25	15,148,737
	1,860,000	6.875	(b)	01/29/26	2,128,333
	4,140,000	6.875		01/29/26	4,737,257
	1,550,000	5.950	(b)	01/25/27	1,678,503
	5,730,000	5.950		01/25/27	6,205,046
	1,500,000	8.625		04/20/27	1,811,302
	5,550,000	7.450	(b)	04/30/44	6,646,125
	4,376,000	7.450		04/30/44	5,240,260
	15,860,000	6.850	(b)	01/27/45	17,833,539
	6,599,000	6.850		01/27/45	7,420,147

					90,021,977

Ecuador – 4.1%
Ecuador Government International Bond (B-/NR)
	12,520,000	10.750		03/28/22	14,668,995
	16,924,000	7.950		06/20/24	17,981,750
	12,740,000	9.650	(b)	12/13/26	14,631,062
Republic of Ecuador (B-/NR)
	7,740,000	9.650		12/13/26	8,888,887
	16,260,000	9.625	(b)	06/02/27	18,597,781
	25,470,000	8.875	(b)	10/23/27	27,907,352

					102,675,827

Egypt – 0.5%
Republic of Egypt (NR/B3)
	4,760,000	6.125		01/31/22	4,974,200
	5,860,000	8.500		01/31/47	6,731,675

					11,705,875

El Salvador – 0.7%
El Salvador Government International Bond (CCC+/Caa1)
	1,550,000	7.375		12/01/19	1,640,590
	5,340,000	7.750	(h)	01/24/23	5,853,975
	2,309,000	5.875		01/30/25	2,323,431
	3,900,000	6.375		01/18/27	3,982,875
	2,050,000	8.625	(b)	02/28/29	2,401,585
Republic of El Salvador (CCC+/Caa1)
	1,580,000	8.250		04/10/32	1,817,000

					18,019,456

Ghana – 0.3%
Republic of Ghana (NR/B1)
	5,120,000	10.750		10/14/30	7,040,000
Republic of Ghana (B-/B3)
	710,000	7.875		08/07/23	778,338

					7,818,338

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Guatemala – 1.9%
Republic of Guatemala (BB-/Ba1)
	$3,300,000	5.750	%(b)	06/06/22	$ 3,551,625
	5,740,000	5.750		06/06/22	6,177,675
	6,440,000	4.500	(b)	05/03/26	6,501,405
	7,730,000	4.500		05/03/26	7,803,706
	11,300,000	4.375	(b)	06/05/27	11,287,287
	750,000	4.375		06/05/27	749,156
	10,350,000	4.875		02/13/28	10,699,313

					46,770,167

Honduras – 0.7%
Republic of Honduras (BB-/B1)
	8,410,000	8.750	(b)	12/16/20	9,419,200
	6,018,000	8.750		12/16/20	6,740,160
	1,310,000	7.500	(b)	03/15/24	1,465,563
	200,000	7.500		03/15/24	223,750

					17,848,673

Hungary – 2.0%
Hungary Government Bond (BBB-/Baa3)
EUR	7,270,000	5.750		06/11/18	8,962,784
	$28,770,000	6.250		01/29/20	30,819,863
	3,680,000	6.375		03/29/21	4,089,400
	2,950,000	5.750		11/22/23	3,374,063
MFB Magyar Fejlesztesi Bank Zrt (NR/Baa3)(b)(i)
	2,510,000	6.250		10/21/20	2,729,072

					49,975,182

Indonesia – 8.2%
Perusahaan Penerbit SBSN (NR/Baa3)
	2,550,000	3.400	(b)	03/29/22	2,588,250
	3,190,000	4.350		09/10/24	3,349,500
	25,210,000	4.150	(b)	03/29/27	25,966,300
	1,440,000	4.150		03/29/27	1,483,200
Perusahaan Penerbit SBSN (BBB-/Baa3)
	360,000	3.300		11/21/22	364,050
	6,720,000	4.325	(b)	05/28/25	7,014,000
	8,259,000	4.325		05/28/25	8,620,331
	1,130,000	4.550	(b)	03/29/26	1,196,388
	15,550,000	4.550		03/29/26	16,463,562
Republic of Indonesia (NR/Baa3)
	5,850,000	4.350	(b)	01/08/27	6,186,375
	850,000	5.250	(b)	01/08/47	962,625
	8,740,000	5.250		01/08/47	9,898,050
Republic of Indonesia (BBB-/Baa3)
	8,785,000	5.875		03/13/20	9,432,894
EUR	3,760,000	2.625	(b)	06/14/23	4,866,709
	$610,000	5.375		10/17/23	679,388
	24,054,000	5.875		01/15/24	27,391,492
	13,070,000	4.125		01/15/25	13,576,462
EUR	11,110,000	3.375		07/30/25	15,046,605
	$15,380,000	4.750	(b)	01/08/26	16,706,525
EUR	2,430,000	3.750	(b)	06/14/28	3,356,623
	9,760,000	3.750		06/14/28	13,481,747
	$330,000	6.625		02/17/37	422,813
	7,949,000	5.250		01/17/42	8,912,816
	1,340,000	4.625		04/15/43	1,390,250
	1,560,000	6.750		01/15/44	2,074,800
	1,510,000	5.125		01/15/45	1,664,775
	552,000	5.950		01/08/46	681,030

					203,777,560

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Ivory Coast – 0.2%
Republic of Ivory Coast (NR/Ba3)
	$5,300,000	6.375%		03/03/28	$ 5,604,750

Kenya – 1.1%
Republic of Kenya (B+/NR)
	720,000	6.875	(b)	06/24/24	766,800
	23,911,000	6.875		06/24/24	25,465,215

					26,232,015

Kuwait – 0.2%
Republic of Kuwait (AA/NR)
	1,540,000	3.500	(b)	03/20/27	1,563,100
	2,880,000	3.500		03/20/27	2,923,200

					4,486,300

Lebanon – 0.3%
Republic of Lebanon (NR/NR)
	3,380,000	6.750		11/29/27	3,223,675
Republic of Lebanon (B-/NR)
	670,000	6.200		02/26/25	631,475
	1,170,000	6.600		11/27/26	1,114,425
	1,540,000	6.850		03/23/27	1,488,025
	1,560,000	6.650		02/26/30	1,439,100

					7,896,700

Macedonia – 0.8%
Republic of Macedonia (BB-/NR)
EUR	4,530,000	4.875	(b)	12/01/20	5,957,026
	216,000	3.975		07/24/21	278,605
	5,640,000	5.625	(b)	07/26/23	7,802,220
	4,830,000	5.625		07/26/23	6,681,688

					20,719,539

Mexico – 0.9%
United Mexican States (BBB+/A3)
	$2,118,000	4.750		03/08/44	2,131,237
	4,280,000	4.350		01/15/47	4,084,190
	14,040,000	4.600		02/10/48	13,882,050
	2,332,000	5.750	(j)	10/12/10	2,459,677

					22,557,154

Mongolia – 0.3%
Republic of Mongolia (B-/Caa1)
	3,089,000	5.125		12/05/22	3,058,110
	1,140,000	5.625	(b)	05/01/23	1,148,550
	1,730,000	8.750		03/09/24	1,991,663

					6,198,323

Montenegro(b) – 0.1%
Republic of Montenegro (B+/B1)
EUR	1,360,000	3.875		03/18/20	1,690,948

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Nigeria – 1.5%
Republic of Nigeria (B/NR)
	$493,000	6.750%		01/28/21	$ 522,580
	4,770,000	6.375		07/12/23	5,062,163
Republic of Nigeria (B/B2)
	2,560,000	5.625		06/27/22	2,652,800
	8,510,000	6.500	(b)	11/28/27	8,871,675
	2,260,000	7.875	(b)	02/16/32	2,556,625
	12,490,000	7.875		02/16/32	14,129,312
	4,060,000	7.625	(b)	11/28/47	4,354,350

					38,149,505

Pakistan – 1.3%
Islamic Republic of Pakistan (B/B3)
	2,290,000	8.250		04/15/24	2,530,450
	30,920,000	6.875	(b)	12/05/27	31,074,600

					33,605,050

Panama – 0.0%
Panama Notas del Tesoro (BBB/NR)
	920,000	4.875		02/05/21	978,075

Paraguay – 1.6%
Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,702,900
	3,930,000	5.000	(b)	04/15/26	4,217,185
	3,445,000	5.000		04/15/26	3,696,743
	12,720,000	4.700	(b)	03/27/27	13,309,890
	4,290,000	6.100		08/11/44	4,895,963

					38,822,681

Peru – 0.1%
Corp Financiera de Desarrollo SA (BBB/NR)
	2,478,000	4.750		02/08/22	2,608,095

Romania – 1.1%
Republic of Romania (BBB-/Baa3)
	4,090,000	6.750		02/07/22	4,693,275
	1,850,000	4.375		08/22/23	1,984,125
EUR	4,370,000	2.375	(b)	04/19/27	5,374,425
	2,280,000	3.875		10/29/35	3,009,222
	9,740,000	3.875	(b)	10/29/35	12,855,185

					27,916,232

Russia – 2.4%
Russian Federation Bond (NR/NR)
	$31,400,000	4.750		05/27/26	33,362,500
	12,000,000	4.250	(b)	06/23/27	12,375,000
	10,600,000	5.250	(b)	06/23/47	11,077,000
Russian Federation Bond (BB+/Ba1)
	800,000	4.500	(b)	04/04/22	846,000
	2,000,000	4.875	(b)	09/16/23	2,166,000
	200,000	4.875		09/16/23	216,600

					60,043,100

South Africa – 4.6%
Republic of South Africa (NR/Baa3)
	7,960,000	4.850		09/27/27	8,059,500

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (NR/Baa3) – (continued)
	$26,350,000	5.650%		09/27/47	$ 26,942,875
Republic of South Africa (BB/Baa3)
	2,700,000	4.665		01/17/24	2,760,750
	29,125,000	5.875		09/16/25	31,673,437
	260,000	4.300		10/12/28	251,225
Republic of South Africa (BB+/Baa3)
ZAR	32,070,000	8.000		01/31/30	2,363,727
	80,030,000	7.000		02/28/31	5,366,080
	249,080,000	8.250		03/31/32	18,354,751
	28,560,000	8.875		02/28/35	2,171,939
	54,550,000	6.250		03/31/36	3,170,518
	64,840,000	9.000		01/31/40	4,873,783
	16,040,000	6.500		02/28/41	912,986
ZAR	96,980,000	8.750		01/31/44	7,051,645

					113,953,216

Sri Lanka – 2.2%
Republic of Sri Lanka (B+/B1)
	$1,180,000	6.000	(b)	01/14/19	1,206,550
	360,000	6.000		01/14/19	368,100
	1,222,000	6.250	(b)	10/04/20	1,287,683
	1,260,000	6.250		10/04/20	1,327,725
	7,814,000	6.250		07/27/21	8,302,375
	7,300,000	5.750	(b)	01/18/22	7,628,500
	6,800,000	6.125		06/03/25	7,174,000
	7,600,000	6.850	(b)	11/03/25	8,369,500
	13,310,000	6.850		11/03/25	14,657,637
	3,180,000	6.825		07/18/26	3,494,025
	280,000	6.200		05/11/27	295,750

					54,111,845

Suriname – 0.6%
Republic of Suriname (B/B1)
	6,370,000	9.250	(b)	10/26/26	6,775,928
	7,486,000	9.250		10/26/26	7,963,046

					14,738,974

Tajikistan(b) – 0.2%
Republic of Tajikistan (B-/B3)
	3,880,000	7.125		09/14/27	3,715,100

Tunisia – 0.0%
Banque Centrale de Tunisie International Bond (NR/B1)
EUR	610,000	5.625		02/17/24	769,418

Turkey – 5.7%
Republic of Turkey (NR/Ba1)
	$2,990,000	3.250		03/23/23	2,836,763
	21,863,000	5.750		03/22/24	23,147,451
EUR	8,370,000	3.250		06/14/25	10,193,380
	$4,346,000	4.250		04/14/26	4,144,998
	5,050,000	4.875		10/09/26	4,999,500
	5,521,000	6.000		03/25/27	5,879,865
	18,050,000	4.875		04/16/43	15,884,000
	26,450,000	5.750		05/11/47	25,854,875
	6,700,000	7.000		06/05/20	7,236,000
	18,866,000	6.250		09/26/22	20,493,192
	10,539,000	7.375		02/05/25	12,146,197
	3,100,000	6.875		03/17/36	3,456,500
	450,000	6.750		05/30/40	496,688
	6,550,000	6.000		01/14/41	6,640,062

					143,409,471

Principal Amount	Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Ukraine – 2.0%
Ukraine Government Bond (B-/NR)(b)
$4,310,000	7.375%	09/25/32	$ 4,239,962
Ukraine Government Bond (B-/Caa2)
1,440,000	7.750	09/01/21	1,533,600
2,260,000	7.750	09/01/22	2,401,250
6,200,000	7.750	09/01/23	6,579,750
10,180,000	7.750	09/01/24	10,714,450
8,810,000	7.750	09/01/25	9,197,640
7,030,000	7.750	09/01/26	7,258,475
7,900,000	7.750	09/01/27	8,181,951

			50,107,078

United Arab Emirates – 1.7%
Abu Dhabi Government International Bond (AA/NR)
8,910,000	2.125	05/03/21	8,731,800
9,110,000	3.125	05/03/26	8,984,737
Abu Dhabi Government International Bond (AA/Aa2)(b)
8,730,000	2.500	10/11/22	8,555,400
13,520,000	3.125	10/11/27	13,232,700
4,110,000	4.125	10/11/47	4,079,175

			43,583,812

Venezuela – 0.3%
Republic of Venezuela (CC/Caa3)
410,000	6.000	12/09/20	91,738
80,000	9.375	01/13/34	16,700
Republic of Venezuela (D/Caa3)(k)
16,771,600	8.250	10/13/24	3,417,213
9,850,000	7.650	04/21/25	2,019,250
10,034,000	9.250	05/07/28	2,044,428

			7,589,329

Vietnam – 0.4%
Debt and Asset Trading Corp. (NR/NR)(e)
1,960,000	1.000	10/10/25	1,384,515
Socialist Republic of Vietnam (BB-/B1)(b)
7,980,000	6.750	01/29/20	8,608,425

			9,992,940

Zambia – 0.2%
Republic of Zambia (B/NR)
1,722,000	5.375	09/20/22	1,678,950
3,290,000	8.970	07/30/27	3,697,138

			5,376,088

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,566,712,705)			$1,637,857,325

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations –23.5%
Argentina(e) – 0.1%
Cablevision SA (NR/B2)
$1,600,000	6.500	%(b)	06/15/21	$ 1,702,000
1,210,000	6.500		06/15/21	1,287,138

				2,989,138

Brazil – 0.9%
Banco do Brasil SA (B-/NR)(a)(e)(10 year CMT + 4.398%)
6,550,000	6.250		10/29/49	5,985,390
Banco do Brasil SA (B-/B2)(a)(e)(10 year CMT + 6.362%)
8,360,000	9.000		06/29/49	8,987,000
Brazil Minas SPE via State of Minas Gerais (BB/NR)(i)
597,000	5.333		02/15/28	607,448
Independencia International Ltd. (NR/NR)(b)(k)(l)
1,277,436	12.000		12/30/16	—
Itau Unibanco Holding SA (NR/B2)(a)(b)(e)(10 year CMT + 3.981%)
5,620,000	6.125		12/12/49	5,655,406

				21,235,244

Chile – 0.8%
Embotelladora Andina SA (BBB/NR)(b)
980,000	5.000		10/01/23	1,074,374
Engie Energia Chile SA (BBB/NR)
1,270,000	5.625	(b)	01/15/21	1,371,600
430,000	5.625		01/15/21	464,400
GNL Quintero SA (BBB/Baa2)
5,920,000	4.634	(b)	07/31/29	6,164,496
740,000	4.634		07/31/29	770,562
Inversiones CMPC SA (BBB-/NR)(e)
375,000	4.375		05/15/23	388,594
Itau CorpBanca (BBB+/A3)
4,071,000	3.875	(b)	09/22/19	4,157,712
690,000	3.875		09/22/19	704,697
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
793,000	3.625		04/03/23	801,921
3,991,000	4.375	(b)(e)	01/28/25	4,147,826
290,000	4.375	(e)	01/28/25	301,396

				20,347,578

China(e) – 0.6%
China Evergrande Group (NR/B2)
7,340,000	8.250		03/23/22	7,771,225
China Evergrande Group (B-/B2)
2,890,000	8.750		06/28/25	2,991,150
Kaisa Group Holdings Ltd. (NR/NR)
3,390,000	9.375		06/30/24	3,301,012

				14,063,387

Colombia(b) – 0.7%
Banco de Bogota SA (NR/Ba2)
13,770,000	6.250		05/12/26	14,802,750
Banco de Bogota SA (BB+/Baa2)
1,370,000	4.375		08/03/27	1,366,575

				16,169,325

Costa Rica – 0.4%
Banco de Costa Rica (NR/Ba2)(i)
4,870,000	5.250	(b)	08/12/18	4,882,175
1,010,000	5.250		08/12/18	1,012,525
Banco Nacional de Costa Rica (NR/Ba2)
3,000,000	4.875	(b)	11/01/18	3,018,750
380,000	4.875		11/01/18	382,375
1,030,000	6.250	(b)	11/01/23	1,086,650

				10,382,475

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Dominican Republic(b)(e) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	$6,150,000	6.750%		03/30/29	$ 6,718,875

Ecuador(i) – 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B-/NR)(a)(3M USD LIBOR + 5.630%)
	1,571,316	7.316		09/24/19	1,606,670
Petroamazonas EP (NR/NR)(b)
	2,110,000	4.625		11/06/20	2,046,700

					3,653,370

France(b)(e) – 0.1%
CMA CGM SA (B-/B3)
EUR	1,430,000	5.250		01/15/25	1,706,210

Guatemala(b)(e) – 0.1%
Central American Bottling Corp. (BB/Ba2)
	$3,210,000	5.750		01/31/27	3,362,475

India(b) – 0.3%
Reliance Industries Ltd. (BBB+/Baa2)
	7,640,000	3.667		11/30/27	7,554,050

Ireland – 0.1%
Phosagro OAO via Phosagro Bond Funding DAC (NR/Ba1)
	2,250,000	4.204	(b)	02/13/18	2,256,750
	240,000	4.204		02/13/18	240,720

					2,497,470

Isle Of Man – 0.4%
Gohl Capital Ltd. (NR/Baa1)
	8,510,000	4.250		01/24/27	8,744,025

Israel(b) – 0.0%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	960,000	3.839		12/30/18	960,000

Italy(b)(e) – 1.2%
Wind Tre SpA (BB-/B1)
EUR	7,200,000	2.625		01/20/23	8,432,531
	8,350,000	3.125		01/20/25	9,729,701
	$11,235,000	5.000		01/20/26	10,673,250

					28,835,482

Ivory Coast – 0.7%
Agromercantil Senior Trust (BB-/NR)(b)
	3,420,000	6.250		04/10/19	3,518,325
Brazil Minas SPE via State of Minas Gerais (BB/NR)(b)(i)
	9,520,000	5.333		02/15/28	9,686,600
Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(e)
	4,390,000	6.875		02/06/24	4,549,137
	810,000	6.875	(b)	02/06/24	839,363

					18,593,425

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Jamaica(e) – 0.5%
Digicel Ltd. (NR/B1)
	$3,860,000	6.000	%(b)	04/15/21	$ 3,797,275
	2,560,000	6.000		04/15/21	2,518,400
	4,500,000	6.750	(b)	03/01/23	4,426,875
	1,700,000	6.750		03/01/23	1,672,375

					12,414,925

Japan(e) – 0.6%
SoftBank Group Corp. (B+/Ba3)(a)(5 year USD ICE Swap + 4.226%)
	11,250,000	6.000		12/31/99	11,123,438
Universal Entertainment Corp. (NR/NR)(m) (PIK + 12.000%)
	422,160	12.000		08/24/20	445,378
(PIK+ 8.500%)
	3,842,850	8.500	(b)	08/24/20	3,938,537

					15,507,353

Kazakhstan – 0.5%
KazMunayGas National Co. JSC (BB-/Baa3)
	11,640,000	9.125		07/02/18	11,989,200

Luxembourg – 1.3%
Altice Financing SA (BB-/B1)(e)
	1,160,000	6.625	(b)	02/15/23	1,215,100
	1,700,000	7.500	(b)	05/15/26	1,810,500
	11,190,000	7.500		05/15/26	11,917,350
Gazprom OAO Via Gaz Capital SA (BB+/Ba1)
	6,400,000	9.250	(h)	04/23/19	6,912,000
	2,640,000	7.288		08/16/37	3,257,100
Millicom International Cellular SA (NR/Ba2)(b)(e)
	1,070,000	5.125		01/15/28	1,067,325
Sberbank of Russia Via SB Capital SA (NR/NR)(a)(e)(5 Year CMT + 4.023%)
	4,490,000	5.500		02/26/24	4,570,820
Tupy Overseas SA (BB-/NR)(e)
	1,600,000	6.625	(b)	07/17/24	1,696,000
	219,000	6.625		07/17/24	232,140

					32,678,335

Mauritius – 0.6%
Greenko Investment Co. (B+/NR)(e)
	4,260,000	4.875	(b)	08/16/23	4,222,725
	200,000	4.875		08/16/23	198,250
MTN Mauritius Investment Ltd. (BB+/Ba1)
	1,120,000	5.373		02/13/22	1,158,080
	2,040,000	6.500	(b)	10/13/26	2,200,650
	283,000	6.500		10/13/26	305,286
Neerg Energy Ltd. (NR/Ba3)(e)
	3,440,000	6.000	(b)	02/13/22	3,513,100
	3,650,000	6.000		02/13/22	3,727,563

					15,325,654

Mexico – 3.6%
America Movil SAB de CV (A-/A3)
MXN	19,010,000	6.000		06/09/19	933,242
Banco Mercantil del Norte SA (BB/Ba2)(a)(b)(e)
(10 year CMT + 5.353%)
	$3,870,000	7.625		12/31/99	4,232,813
(5 year CMT + 5.035%)
	2,110,000	6.875		12/31/99	2,218,243

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mexico – (continued)
Cemex SAB de CV (BB/NR)(b)(e)
EUR	1,300,000	4.750%		01/11/22	$ 1,597,653
	1,730,000	2.750		12/05/24	2,091,307
Corporacion Geo SA (NR/NR)(l)
	$277,766	8.000		04/13/21	—
Gruma SAB de CV (BBB/NR)(b)(e)
	2,220,000	4.875		12/01/24	2,375,400
Petroleos Mexicanos (BBB+/NR)(b)
	6,600,000	6.500		03/13/27	7,227,000
	4,190,000	6.750		09/21/47	4,376,350
Petroleos Mexicanos (BBB+/Baa3)
	3,170,000	5.500		02/04/19	3,269,063
	1,630,000	3.500		07/23/20	1,652,005
	7,349,000	6.375		02/04/21	7,992,037
	35,000	4.875		01/24/22	36,444
	2,610,000	5.375	(b)	03/13/22	2,773,125
	290,000	3.500		01/30/23	283,910
EUR	15,380,000	5.125		03/15/23	21,452,406
	$7,549,000	6.875		08/04/26	8,549,242
	8,360,000	6.500	(b)	03/13/27	9,154,200
EUR	2,650,000	4.875		02/21/28	3,525,382
	$2,046,000	5.500		06/27/44	1,889,993
	610,000	6.375		01/23/45	612,501
	30,000	5.625		01/23/46	27,825
	3,697,000	6.750		09/21/47	3,861,424
The Bank of New York Mellon SA (NR/NR)(l)
	520,000	9.625		05/03/21	—

					90,131,565

Netherlands – 2.3%
Greenko Dutch BV (NR/Ba2)(b)(e)
	1,670,000	4.875		07/24/22	1,692,963
	6,890,000	5.250		07/24/24	6,976,125
GTH Finance BV (BB/Ba2)(e)
	610,000	7.250		04/26/23	684,725
Listrindo Capital BV (BB/Ba2)(b)(e)
	1,720,000	4.950		09/14/26	1,743,650
Lukoil International Finance BV (BBB/Ba1)
	1,480,000	3.416		04/24/18	1,481,850
	1,650,000	6.125		11/09/20	1,779,938
	620,000	4.563		04/24/23	644,025
Metinvest BV (NR/NR)(e)(m)(PIK + 9.373%)
	3,651,410	9.373		12/31/21	3,812,072
Petrobras Global Finance BV (BB-/Ba3)
	13,800,000	6.125		01/17/22	14,645,250
	2,858,000	5.299	(b)	01/27/25	2,861,572
	15,620,000	5.999	(b)	01/27/28	15,721,530
Syngenta Finance NV (BBB-/Ba2)(e)
EUR	500,000	1.250		09/10/27	517,435
Teva Pharmaceutical Finance Netherlands III BV (BBB-/Baa3)
	$4,490,000	1.400		07/20/18	4,460,108
	980,000	1.700		07/19/19	952,164

					57,973,407

Pakistan(b) – 0.3%
The Third Pakistan International Sukuk Co. Ltd. (B/B3)
	8,610,000	5.625		12/05/22	8,620,763

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Panama(b) – 0.0%
Autoridad del Canal de Panama (A-/A2)
	$380,000	4.950%		07/29/35	$ 424,830

Paraguay – 0.3%
Banco Regional SAECA (BB/Ba1)
	4,670,000	8.125	(b)	01/24/19	4,885,988
	905,000	8.125		01/24/19	946,856
Telefonica Celular del Paraguay SA (NR/Ba3)(e)
	2,700,000	6.750		12/13/22	2,781,000

					8,613,844

Peru – 0.5%
Abengoa Transmision Sur SA (BBB/NR)(b)
	5,127,492	6.875		04/30/43	5,665,879
Corp. Lindley SA (BBB/NR)
	1,630,000	6.750	(b)	11/23/21	1,801,468
	3,560,000	6.750		11/23/21	3,934,494
	120,000	4.625	(b)	04/12/23	124,694

					11,526,535

South Africa – 0.5%
Eskom Holdings SOC Ltd. (B-/B1)
	1,930,000	5.750		01/26/21	1,910,700
	310,000	6.750		08/06/23	315,425
	3,710,000	7.125		02/11/25	3,788,837
ZAR Sovereign Capital Fund Propriety Ltd. (BB/Baa3)
	5,440,000	3.903		06/24/20	5,514,800

					11,529,762

Turkey – 1.3%
Hazine Mustesarligi Varlik Kiralama AS (NR/Ba1)
	18,880,000	5.004	(b)	04/06/23	19,257,600
	10,280,000	5.004		04/06/23	10,485,600
	208,000	2.803		03/26/18	207,868
TC Ziraat Bankasi AS (NR/Ba1)
	1,000,000	5.125		05/03/22	990,000
	2,370,000	5.125	(b)	09/29/23	2,304,825

					33,245,893

United Arab Emirates – 1.3%
Aabar Investments PJSC
EUR	100,000	1.000		03/27/22	101,897
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(b)
	$650,000	3.650		11/02/29	645,125
	23,260,000	4.600		11/02/47	23,928,725
Dolphin Energy Ltd. (NR/A2)
	163,520	5.888		06/15/19	167,813
	3,580,000	5.500		12/15/21	3,884,300
Ruwais Power Co. PJSC (A-/A3)(b)
	3,700,000	6.000		08/31/36	4,338,250

					33,066,110

United States – 0.8%
Brazil Loan Trust 1 (BB/NR)(b)(i)
	8,244,188	5.477		07/24/23	8,604,872
CEMEX Finance LLC (BB/NR)(e)
EUR	3,950,000	4.625		06/15/24	5,142,254
Eastern and Southern African Trade and Development Bank (NR/Baa3)
	3,990,000	5.375		03/14/22	4,164,562

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
United States – (continued)
MHP SE (B/NR)
	$1,420,000	8.250%		04/02/20	$ 1,542,475
The Bank of New York Mellon SA (NR/NR)(l)
	400,000	9.625		05/02/21	—

					19,454,163

Venezuela(k) – 2.3%
Petroleos de Venezuela SA (NR/NR)
	145,930,000	6.000		10/28/22	26,632,225
Petroleos de Venezuela SA (D/NR)
	87,150,000	6.000		05/16/24	19,521,600
	26,757,934	6.000		11/15/26	5,967,019
	19,170,000	5.375		04/12/27	4,457,025
	2,180,000	5.500		04/12/37	494,860

					57,072,729

TOTAL CORPORATE OBLIGATIONS (Cost $611,810,430)					$ 587,387,597

Structured Notes – 1.4%
Egypt – 0.3%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
	$55,475,000	1.000%		02/08/18	$ 3,060,735
	94,000,000	0.000	(b)(f)	11/01/18	4,609,542

					7,670,277

Russia(f) – 0.0%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
	13,200,000	0.000		03/08/18	718,450

United Kingdom(b)(f) – 0.2%
Arab Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)
	81,400,000	0.000		06/07/18	4,233,716

United States(b)(f) – 0.9%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
	68,475,000	0.000		01/25/18	3,804,175
	18,500,000	0.000		05/03/18	979,855
	146,650,000	0.000		05/10/18	7,744,242
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
	65,650,000	0.000		02/15/18	3,594,171
	44,350,000	0.000		05/17/18	2,323,037
EGP	52,300,000	0.000		07/26/18	2,672,212

					21,117,692

TOTAL STRUCTURED NOTES (Cost $33,236,191)					$ 33,740,135

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations(k) – 0.2%
Puerto Rico – 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Ca)(e)
$975,000	6.000%		07/01/44	$ 620,344
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Ca)(e)
305,000	5.125		07/01/37	187,956
640,000	5.250		07/01/42	394,400
80,000	6.000		07/01/47	49,520
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CC/Ca)(e)
305,000	5.000		07/01/33	187,956
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (D/Ca)(e)
105,000	5.250		07/01/26	23,625
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Ca)(e)
135,000	5.500		07/01/32	30,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Ca)(e)
135,000	6.000		07/01/39	30,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Ca)
110,000	4.000		07/01/21	24,338
140,000	4.500	(e)	07/01/26	30,975
1,210,000	5.500	(e)	07/01/26	272,250
390,000	5.000	(e)	07/01/41	87,750
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (D/Ca)(e)
1,385,000	5.750		07/01/38	311,625
Puerto Rico Commonwealth GO Bonds Series 2008 A (D/Ca)(e)
1,315,000	5.375		07/01/33	295,875
Puerto Rico Commonwealth GO Bonds Series 2014 A (D/Ca)(e)
3,205,000	8.000		07/01/35	761,187
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (D/Ca)(e)
4,600,000	5.500		08/01/22	448,500
4,210,000	5.250		08/01/27	410,475
2,035,000	6.750		08/01/32	198,412
3,005,000	5.750		08/01/37	292,987
2,370,000	6.000		08/01/42	231,075
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (D/Ca)(e)
40,000	4.500		08/01/21	3,900
4,005,000	5.500		08/01/37	390,487
490,000	5.375		08/01/39	47,775
310,000	5.500		08/01/42	30,225
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (D/Ca)(e)
70,000	5.000		08/01/35	6,825
25,000	5.375		08/01/36	2,438
25,000	5.375		08/01/38	2,438
1,620,000	5.500		08/01/40	157,950
1,955,000	5.250		08/01/41	190,613
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (D/Ca)(e)
780,000	5.000		08/01/43	76,050
450,000	5.250		08/01/43	43,875

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $25,189,853)				$ 5,842,576

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 1.5%
United States Treasury Bonds(n)
$1,000,000	2.875%		08/15/45	$ 1,025,880
1,440,000	2.875		11/15/46	1,477,483
United States Treasury Notes
900,000	1.125	(n)	07/31/21	870,498
840,000	2.250	(n)	01/31/24	838,228
19,220,000	2.125		11/30/24	18,968,026
12,930,000	2.250		12/31/24	12,861,342

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,036,780)				$ 36,041,457

Shares	Distribution Rate			Value
Investment Company(o) – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
87,881,790	1.228%			$ 87,881,790
(Cost $87,881,790)

TOTAL INVESTMENTS – 95.7% (Cost $2,360,867,749)				$2,388,750,880

Principal Amount	Interest Rate (Paid) Received		Maturity Date	Value
Reverse Repurchase Agreement – 0.1%
Citigroup Reverse Repurchase Agreement (NR/NR)
$(3,240,000)	0.750%		12/15/18	$ (3,240,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%				111,513,218

NET ASSETS – 100.0%				$2,497,024,098

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is that which is in effect on December 31, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $757,998,325, which represents approximately 30.4% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2017.

(d)	Actual maturity date is 06/28/2117.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

(g)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2017, the value of securities pledged amounted to $3,202,500.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2017.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $31,176,062, which represents approximately 1.3% of net assets as of December 31, 2017.

(j)	Actual maturity date is 10/12/2110.

(k)	Security is currently in default and/or non-income producing.

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(m)	Pay-in-kind securities.

(n)	A portion of this security is segragated as collateral for initial margin requirement on futures transactions.

(o)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	39,280,065	USD	2,091,134	$2,106,509	01/02/18	$15,375
	BRL	56,122,804	USD	16,754,155	16,853,392	02/02/18	99,237
	CLP	2,626,704,166	USD	4,054,000	4,268,288	01/04/18	214,288
	CLP	10,392,827,848	USD	15,967,175	16,887,924	01/05/18	920,749
	CLP	8,028,773,410	USD	12,284,489	13,046,431	01/11/18	761,942
	CLP	7,124,127,648	USD	10,930,061	11,576,418	01/16/18	646,357
	CLP	2,626,704,166	USD	4,259,843	4,268,288	01/22/18	8,445
	CLP	2,523,042,500	USD	3,863,771	4,098,621	02/22/18	234,849
	CNH	59,114,677	USD	8,887,020	9,034,700	03/21/18	147,681
	CNY	126,144,141	USD	19,062,245	19,361,980	01/12/18	299,735
	CNY	31,438,452	USD	4,812,622	4,815,626	02/05/18	3,004
	CZK	341,556,358	EUR	12,804,522	16,043,013	01/03/18	676,772
	CZK	341,556,358	EUR	13,316,037	16,105,144	03/21/18	48,982
	EUR	851,799	HUF	264,900,237	1,027,079	03/21/18	44
	EUR	4,962,433	USD	5,885,258	5,965,487	01/31/18	80,229
	HUF	19,992,229,792	EUR	64,112,893	77,511,075	03/21/18	205,269
	IDR	352,843,774,529	USD	25,963,500	26,068,069	01/11/18	104,569
	IDR	297,882,040,223	USD	21,808,276	22,006,087	01/12/18	197,810
	IDR	223,625,603,569	USD	16,445,118	16,516,136	01/16/18	71,017
	IDR	38,173,960,847	USD	2,803,405	2,818,840	01/19/18	15,436
	IDR	224,655,953,000	USD	16,559,000	16,575,127	02/02/18	16,127
	IDR	297,307,209,863	USD	21,718,969	21,909,154	02/20/18	190,184
	INR	48,364,134	USD	745,785	757,711	01/05/18	11,926
	INR	1,884,038,525	USD	29,190,148	29,513,389	01/08/18	323,241
	INR	2,429,341,115	USD	37,277,142	37,987,359	01/25/18	710,217
	INR	2,309,334,807	USD	35,642,527	36,084,296	02/02/18	441,769
	INR	1,595,785,506	USD	24,547,715	24,901,077	02/15/18	353,363
	INR	1,305,600,739	USD	20,261,803	20,349,667	02/26/18	87,864
	KRW	35,810,107,921	USD	32,908,408	33,562,035	01/16/18	653,626
	KRW	3,010,703,623	USD	2,779,197	2,821,906	01/22/18	42,709
	KRW	2,665,631,082	USD	2,463,842	2,498,595	01/26/18	34,752
	MXN	33,204,039	USD	1,657,881	1,664,275	03/21/18	6,394
	PHP	327,224,192	USD	6,528,862	6,554,410	01/03/18	25,548
	PHP	90,269,060	USD	1,778,000	1,808,016	01/05/18	30,016
	PHP	241,977,860	USD	4,764,676	4,846,258	01/08/18	81,582
	PLN	301,355,440	EUR	71,218,813	86,600,746	03/21/18	726,791
	RUB	5,137,040,171	USD	86,651,309	88,423,607	02/12/18	1,772,296
	SGD	7,080,962	USD	5,265,842	5,301,061	03/21/18	35,221
	THB	131,231,415	USD	3,974,000	4,029,037	01/19/18	55,037
	TRY	69,941,451	USD	17,037,378	18,014,471	03/21/18	977,092
	TWD	143,561,600	USD	4,803,408	4,831,110	01/02/18	27,702
	TWD	380,283,387	USD	12,683,402	12,864,229	01/23/18	180,828
	TWD	74,226,345	USD	2,486,645	2,511,705	01/26/18	25,060
	TWD	142,261,100	USD	4,812,622	4,818,055	02/05/18	5,433
	TWD	86,377,086	USD	2,897,879	2,934,536	03/08/18	36,657
	USD	2,125,545	ARS	39,280,065	2,106,509	01/02/18	19,036
	USD	2,637,081	ARS	48,575,035	2,505,159	03/15/18	131,922
	USD	8,105,707	BRL	26,813,678	8,080,755	01/03/18	24,951
	USD	32,996,673	BRL	108,682,315	32,636,744	02/02/18	359,929
	USD	16,901,655	CLP	10,392,827,848	16,887,923	01/05/18	13,732
	USD	8,291,397	CLP	5,100,448,747	8,288,022	01/22/18	3,375
	USD	4,159,925	CLP	2,557,580,246	4,155,683	02/05/18	4,243
	USD	64,905,497	HKD	503,128,537	64,508,191	03/27/18	397,306
	USD	13,641,000	HKD	105,665,437	13,558,429	05/11/18	82,571
	USD	19,105,000	HKD	148,219,191	19,057,753	09/19/18	47,247
	USD	10,262,002	MXN	191,622,358	9,694,064	01/26/18	567,937
	USD	54,221,104	MXN	1,053,825,910	52,820,574	03/21/18	1,400,531
	USD	1,663,102	TWD	49,106,415	1,662,670	02/02/18	432
	ZAR	203,614,893	USD	14,786,526	16,408,319	01/18/18	1,621,793
	ZAR	694,298,490	USD	50,865,290	55,436,775	03/22/18	4,571,485

TOTAL							$20,849,715

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	39,280,065	USD	2,213,172	$2,106,509	01/02/18	$(106,664)
	ARS	53,453,324	USD	2,951,741	2,856,481	01/08/18	(95,260)
	ARS	64,636,787	USD	3,531,775	3,425,918	01/22/18	(105,858)
	ARS	91,849,153	USD	5,021,000	4,859,744	01/25/18	(161,256)
	ARS	54,501,644	USD	2,994,541	2,876,987	01/29/18	(117,554)
	ARS	129,956,504	USD	6,957,695	6,856,054	01/31/18	(101,641)
	ARS	85,199,828	USD	4,570,000	4,492,556	02/01/18	(77,443)
	ARS	36,086,999	USD	1,931,335	1,889,372	02/15/18	(41,964)
	ARS	34,823,768	USD	1,868,729	1,818,632	02/20/18	(50,097)
	ARS	61,489,943	USD	3,278,589	3,209,622	02/21/18	(68,967)
	ARS	145,926,629	USD	7,862,601	7,594,017	02/27/18	(268,585)
	ARS	60,955,065	USD	3,326,152	3,167,320	02/28/18	(158,833)
	ARS	72,649,537	USD	3,831,358	3,746,753	03/15/18	(84,605)
	ARS	55,926,138	USD	2,982,266	2,874,247	03/22/18	(108,020)
	ARS	43,670,967	USD	2,305,753	2,238,848	03/27/18	(66,905)
	BRL	53,627,356	USD	16,199,181	16,161,510	01/03/18	(37,669)
	BRL	222,343,498	USD	68,423,680	66,768,616	02/02/18	(1,655,063)
	CLP	10,392,827,848	USD	16,905,504	16,887,923	01/22/18	(17,581)
	CZK	899,930,437	EUR	35,377,891	42,433,727	03/21/18	(224,094)
	EUR	13,316,037	CZK	341,556,358	15,980,091	01/03/18	(62,922)
	EUR	8,837,543	HUF	2,750,970,319	10,656,100	03/21/18	(9,578)
	EUR	3,414,000	PLN	14,442,654	4,116,520	03/21/18	(33,876)
	HKD	85,506,357	USD	10,981,000	10,963,124	03/27/18	(17,876)
	KRW	5,130,294,109	USD	4,809,951	4,809,313	02/05/18	(639)
	MXN	986,228,925	USD	51,432,403	49,432,432	03/21/18	(1,999,971)
	PEN	48,310,401	USD	14,909,697	14,887,962	01/16/18	(21,735)
	PHP	163,612,096	USD	3,273,551	3,272,635	02/22/18	(917)
	RUB	277,977,034	USD	4,812,622	4,784,804	02/12/18	(27,817)
	SGD	6,425,476	USD	4,812,622	4,810,341	03/21/18	(2,281)
	USD	2,091,133	ARS	39,280,065	2,106,509	01/02/18	(15,375)
	USD	8,055,663	BRL	26,813,678	8,080,755	01/03/18	(25,092)
	USD	2,684,740	BRL	8,948,211	2,687,102	02/02/18	(2,362)
	USD	4,258,599	CLP	2,626,704,166	4,268,288	01/04/18	(9,688)
	USD	12,137,761	CLP	7,738,373,616	12,574,543	01/16/18	(436,782)
	USD	18,914,196	CLP	11,726,840,500	19,055,640	01/22/18	(141,443)
	USD	12,151,281	CNH	80,924,140	12,367,916	03/21/18	(216,635)
	USD	5,694,896	CNY	37,771,477	5,797,579	01/12/18	(102,683)
	USD	231,149,621	EUR	193,786,222	232,956,095	01/31/18	(1,806,475)
	USD	9,420,004	EUR	7,945,850	9,580,918	03/21/18	(160,913)
	USD	7,416,195	INR	478,672,178	7,498,381	01/08/18	(82,186)
	USD	4,157,472	INR	269,404,157	4,209,550	02/02/18	(52,078)
	USD	1,305,916	INR	84,701,709	1,321,709	02/15/18	(15,793)
	USD	19,169,931	KRW	20,924,264,037	19,610,688	01/16/18	(440,759)
	USD	4,084,119	KRW	4,425,551,175	4,148,030	01/22/18	(63,911)
	USD	8,238,000	KRW	8,812,027,959	8,260,424	02/02/18	(22,424)
	USD	6,529,163	PEN	21,539,449	6,637,877	01/16/18	(108,714)
	USD	1,556,765	PEN	5,118,253	1,577,092	01/19/18	(20,327)
	USD	6,550,379	PHP	327,224,192	6,554,410	01/03/18	(4,030)
	USD	7,758,881	PHP	399,461,697	7,994,350	02/09/18	(235,469)
	USD	6,723,606	PHP	342,113,350	6,843,088	02/22/18	(119,482)
	USD	12,664,482	RUB	747,673,667	12,869,669	02/12/18	(205,187)
	USD	5,694,896	SGD	7,696,514	5,761,886	03/21/18	(66,990)
	USD	29,068,925	TRY	115,772,157	29,818,857	03/21/18	(749,933)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	4,799,881	TWD	143,561,600	$4,831,110	01/02/18	$(31,229)
	USD	44,206,088	TWD	1,326,693,408	44,879,394	01/23/18	(673,306)
	USD	10,489,325	TWD	310,720,032	10,520,519	02/02/18	(31,194)
	USD	30,022,378	TWD	902,923,017	30,588,205	02/08/18	(565,827)
	USD	27,734,309	TWD	829,569,440	28,183,415	03/08/18	(449,107)
	USD	46,251,494	ZAR	669,980,641	53,990,431	01/18/18	(7,738,937)
	USD	26,466,012	ZAR	356,040,165	28,428,290	03/22/18	(1,962,279)

TOTAL							$(22,282,281)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	360	03/20/18	$60,356,250	$354,525
2 Year U.S Treasury Notes	628	03/29/18	134,460,688	(281,660)
5 Year U.S. Treasury Notes	1,708	03/29/18	198,408,219	(503,368)
20 Year U.S. Treasury Bonds	1686	03/20/18	104,958,000	(165,710)

Total				$(596,213)

Short position contracts:
10 Year U.S Treasury Notes	(46)	03/20/18	(5,706,156)	11,354

TOTAL				$(584,859)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Unrealized Appreciation/ (Depreciation)*

1 month Brazilian(a) Interbank Deposit Average	14.460%	Morgan Stanley & Co. International PLC	01/02/18		8,360	$106,607	$106,607
5.180%(a)	Mexico Interbank TIIE 28 Days	Morgan Stanley & Co. International PLC	09/25/18		60,090	66,032	66,032
1 month Brazilian(b) Interbank Deposit Average(b)	9.115	Morgan Stanley & Co. International PLC	01/02/20	BRL	46,940	266,209	266,209
11.742	1 month Brazilian Interbank Deposit Average	Morgan Stanley & Co. International PLC	01/04/21		21,500	(440,277)	(440,277)
10.950(a)	1 month Brazilian Interbank Deposit Average	Morgan Stanley & Co. International PLC	01/04/21		59,390	(912,639)	(912,639)
Mexico Interbank TIIE 28 Days(a)	6.930	Morgan Stanley & Co. International PLC	03/03/26		14,640	(46,921)	(46,921)

TOTAL						$(960,989)	$(960,989)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value

(a)	Payments made Monthly

(b)	Payments made at Maturity

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(b)	Payments Received by Fund	Termination Date	Notional Amount (a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(d)	6M EURO(c)	03/21/21	EUR	25,420	$64,801	$20,712	$44,089
Mexico Interbank TIIE 28 Days(d)(c)	6.750%	12/14/22		236,401	(565,646)	(1,238,896)	673,250
2.450	6M WIBOR(c)	12/20/22	PLN	69,000	37,499	(136,756)	174,255
Mexico Interbank TIIE 28 Days(b)(d)(c)	7.500	03/15/23	MXN	1,028,400	(840,199)	(457,518)	(382,681)
0.250(d)	6M EURO(b)	03/21/23	EUR	54,020	394,611	55,121	339,490
2.550(d)	6M WIBOR(b)	03/21/23	PLN	280,680	46,155	214,138	(167,983)
0.500(d)	6M EURO(b)	03/21/25	EUR	40,450	390,577	67,424	323,153
1.000(d)	6M EURO(b)	03/21/28		47,110	(391,933)	(740,511)	348,578
1.500(d)	6M EURO(b)	03/21/38		10,790	(144,194)	(289,616)	145,422

TOTAL					$(1,008,329)	$(2,505,902)	$1,497,573

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000)%	0.126%	Bank of America Securities LLC	03/20/19	$1,100	$(14,883)	$(505)	$(14,378)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000)	0.126	Bank of America Securities LLC	06/20/19	2,680	(41,140)	(4,828)	(36,312)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.266	Bank of America Securities LLC	12/20/20	9,500	(229,878)	49,849	(279,727)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.637	Bank of America Securities LLC	06/20/21	12,670	(321,799)	95,830	(417,629)
Republic of Turkey, 11.875%, 01/15/30(a)	(1.000)	1.294	Bank of America Securities LLC	12/20/21	3,640	29,928	232,341	(202,413)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.126	Barclays Bank PLC	03/20/19	8,490	(93,414)	(34,444)	(58,970)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000)	0.126	Barclays Bank PLC	03/20/19	4,140	(45,552)	(3,934)	(41,618)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased: (continued)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000) %	0.174%	Barclays Bank PLC	09/20/19	$3,350	$(48,558)	$(16,715)	$(31,843)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.331	Barclays Bank PLC	06/20/21	7,030	(160,780)	26,526	(187,306)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.744	Barclays Bank PLC	12/20/21	17,730	(426,528)	(24,993)	(401,535)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.454	Barclays Bank PLC	06/20/22	18,480	(436,875)	(154,798)	(282,077)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000)	0.126	Citibank NA	03/20/19	31,240	(343,726)	(35,116)	(308,610)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000)	0.149	Citibank NA	06/20/19	21,330	(273,517)	(21,865)	(251,652)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)		Citibank NA	12/20/20	20,690	(448,348)	128,736	(577,084)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.331	Citibank NA	06/20/21	79,770	(1,824,398)	362,461	(2,186,859)
Republic of Turkey, 11.875%, 01/15/30(a)	(1.000)	1.294	Citibank NA	12/20/21	690	7,417	43,505	(36,088)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.454	Citibank NA	06/20/22	9,400	(222,220)	(126,875)	(95,345)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.266	Deutsche Bank AG	12/20/20	5,280	(114,417)	28,800	(143,217)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.331	Deutsche Bank AG	06/20/21	28,030	(641,066)	75,583	(716,649)
Republic of Turkey, 11.875%, 01/15/30(a)	(1.000)	1.294	Deutsche Bank AG	12/20/21	2,460	(26,444)	156,195	(129,751)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.490	Deutsche Bank AG	12/20/21	15,570	(374,565)	46,024	(420,589)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000)	0.126	JPMorgan Securities, Inc.	03/20/19	10,100	(111,127)	(15,148)	(95,979)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund	Credit Spread at December 31, 2017(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased: (continued)
People’s Republic of China, 4.250%, 10/28/18(a)	(1.000) %	0.149%	JPMorgan Securities, Inc.	06/20/19	$2,690	$(34,494)	$(4,490)	$(30,004)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.266	JPMorgan Securities, Inc.	12/20/20	18,200	(394,391))	79,752	(474,143)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.331	JPMorgan Securities, Inc.	06/20/21	21,650	(495,154)	52,923	(548,077)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.380	JPMorgan Securities, Inc.	12/20/21	1,650	(39,694)	4,925	(44,619)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.700	JPMorgan Securities, Inc.	06/20/22	14,680	(354,092)	(195,304)	(158,788)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.514	JPMorgan Securities, Inc.	12/20/22	3,650	(84,791)	(83,102)	(1,689)
Republic of Turkey, 11.875%, 01/15/30(a)	(1.000)	1.294	Morgan Stanley & Co. International PLC	12/20/21	1,430	15,372)	88,800	(73,428)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.331	UBS AG (London)	06/20/21	18,520	(423,566)	59,281	(482,847)

TOTAL						$(7,919,812)	$809,414	$(8,729,226)

Protection Sold:
Republic of Colombia, 10.375%, 01/28/33(a)	(1.000)	0.406	Barclays Bank PLC	12/20/19	5,720	66,295	(93,458)	161,659
Republic of Lebanese, 6.000%, 05/20/19(a)	(1.000)	5.193	Barclays Bank PLC	12/20/22	550	(94,860)	(108,293)	13,617
Republic of Chile, 3.875%, 08/05/20(a)	(1.000)	0.267	Citibank NA	12/20/20	11,510	245,672	(93,248)	342,757
Republic of Lebanese, 6.000%, 05/20/19(a)	(1.000)	5.193	JPMorgan Securities, Inc.	12/20/22	2,920	(503,620)	(574,937)	72,290

TOTAL						$(279,613)	$(869,936)	$590,323

TOTAL						$(8,199,425)	$(60,522)	$(8,138,903)

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2017(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.EM Index 28	(1.000)%	0.514%	12/20/22	$7,188	$61,579	$283,235	$(221,656)

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

PURCHASED OPTIONS ON FUTURES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Puts
Eurodollar	MS & Co. Int. PLC	$98.00	06/15/18	178	$445,000	$136,838	$49,351	$87,487

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
CDX.EM Index 28	— CDX Emerging Markets Index 28
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 2.6%
Consumer Cyclical Services(b) – 0.2%
Asurion LLC (B+/Ba3)(1M LIBOR + 3.000%)
$7,443,750	4.569%	11/03/23	$ 7,476,354

Consumer Cyclical Services - Business(b) – 0.6%
First Data Corp. (BB/Ba3)(1M LIBOR + 2.250%)
18,700,000	3.802	07/08/22	18,710,285

Consumer Products - Non Durable(b) – 0.2%
Alphabet Holding Co., Inc. (B/B1)(1M LIBOR + 3.500%)
6,159,563	5.069	09/26/24	5,951,677

Energy(b)(c) – 0.3%
American Energy - Marcellus LLC (D/Ca)(1M LIBOR + 4.250%)
11,500,055	5.710	08/04/20	8,490,836
American Energy - Marcellus LLC (D/C)(1M LIBOR + 7.500%)
3,275,000	8.960	08/04/21	98,250

			8,589,086

Environmental(b) – 0.1%
Wrangler Buyer Corp. (B/B1)(1M LIBOR + 3.000%)
1,525,000	4.569	09/27/24	1,533,708

Food & Beverages(b)(c) – 0.4%
Shearer’s Foods, Inc. (CCC/Caa2)(3M LIBOR + 6.750%)
12,250,000	8.443	06/30/22	11,270,000

Health Care - Services(b) – 0.1%
Team Health Holdings, Inc. (B/B1)(1M LIBOR + 2.750%)
4,739,188	4.319	02/06/24	4,611,845

Media - Non Cable(b) – 0.3%
Getty Images, Inc. (CCC/B3)(3M LIBOR + 3.500%)
11,569,705	5.193	10/18/19	10,520,217

Pipelines(b) – 0.1%
BCP Raptor LLC (B+/B3)(1 Week LIBOR + 4.250%)
3,751,574	5.729	06/24/24	3,763,316

Retailers – 0.3%
PetSmart, Inc. (CCC+/Ba3)(b)(1M LIBOR + 3.000%)
10,869,260	4.570	03/11/22	8,664,866
True Religion Apparel, Inc. (NR/NR)(2M LIBOR)
2,490,898	10.000	10/27/22	2,441,080

			11,105,946

TOTAL BANK LOANS (Cost $103,312,445)			$ 83,532,434

Corporate Obligations – 91.6%
Aerospace & Defense – 0.9%
Arconic, Inc. (BBB-/Ba2)
$5,400,000	6.150%	08/15/20	$ 5,805,540
2,000,000	5.400 (d)	04/15/21	2,122,500
4,050,000	6.750	01/15/28	4,773,938
6,350,000	5.950	02/01/37	6,905,625
TransDigm, Inc. (B-/B3)(d)
5,000,000	6.500	05/15/25	5,112,500
3,300,000	6.375	06/15/26	3,345,375

			28,065,478

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Automotive – 1.4%
American Axle & Manufacturing, Inc. (B/B2)(d)(e)(f)
$15,000,000	6.250%	04/01/25	$ 15,825,000
CB Lear Corp. (NR/NR)(c)(g)
6,750,000	8.500	12/01/13	—
Cooper-Standard Automotive, Inc. (B+/B2)(d)(e)
10,000,000	5.625	11/15/26	10,250,000
Delphi Technologies PLC (BB/B1)(e)
8,650,000	5.000	10/01/25	8,759,648
General Motors Liquidation Co. (NR/NR)(c)(g)
7,125,000	7.125	07/15/13	—
2,000,000	7.700	04/15/16	—
1,000,000	8.800	03/01/49	—
14,500,000	8.375	07/15/49	—
IHO Verwaltungs GmbH (BB-/Ba1)(d)(e)(h)(PIK+ 3.110%)
1,550,000	4.500	09/15/23	1,581,000
Navistar International Corp. (CCC+/Caa1)(d)(e)
8,900,000	6.625	11/01/25	9,300,500

			45,716,148

Banks – 2.9%
Bank of America Corp. (BBB-/Ba1)(b)(d) (3M USD LIBOR + 3.630%)
7,000,000	8.000	12/31/49	7,000,000
(3M USD LIBOR + 3.640%)
1,830,000	8.125	12/29/49	1,850,588
(3M USD LIBOR + 3.705%)
7,000,000	6.250	09/29/49	7,700,000
Citigroup, Inc. (BB+/Ba2)(b)(d) (3M USD LIBOR + 3.423%)
5,000,000	6.300	12/29/49	5,337,500
(3M USD LIBOR + 4.230%)
8,000,000	5.900	12/29/49	8,520,000
Credit Suisse Group AG (BB/NR)(b)(d)(e)(5 year USD Swap + 4.598%)
10,000,000	7.500	12/29/49	11,412,500
Deutsche Bank AG (BB+/Ba2)(b)(d)(5 year USD ICE Swap + 2.553%)
10,300,000	4.875	12/01/32	10,254,886
Intesa Sanpaolo SpA (BB+/Ba1)(e)
2,500,000	5.017	06/26/24	2,546,875
6,500,000	5.710	01/15/26	6,857,500
Royal Bank of Scotland Group PLC (B+/Ba3)(b)(d)(3M USD LIBOR + 2.320%)
4,800,000	4.015	12/31/49	4,740,000
Royal Bank of Scotland Group PLC (B/Ba3)(b)(d)(5 year USD Swap + 5.800%)
12,000,000	7.500	12/29/49	12,690,000
UniCredit SpA (BB+/Ba1)(b)(d)(e)(5 year USD ICE Swap + 3.703%)
9,300,000	5.861	06/19/32	9,933,023
Westpac Banking Corp. (BB+/Baa2)(b)(d)(5 year USD ICE Swap + 2.888%)
6,025,000	5.000	09/21/99	6,010,395

			94,853,267

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Biotechnology(d)(e)(h) – 0.2%
Sterigenics-Nordion Topco LLC (CCC+/Caa2)
	$7,000,000	8.125%	11/01/21	$ 7,087,500

Building Materials(d) – 2.3%
Atrium Windows & Doors, Inc. (B-/Caa1)(e)
	11,850,000	7.750	05/01/19	11,998,125
BMC East LLC (BB-/B2)(e)
	6,150,000	5.500	10/01/24	6,365,250
Cemex SAB de CV (BB/NR)(e)
	5,000,000	7.750	04/16/26	5,662,500
Jeld-Wen, Inc. (BB-/B1)(e)
	2,000,000	4.625	12/15/25	2,017,500
	2,400,000	4.875	12/15/27	2,427,000
Masonite International Corp. (BB/Ba3)(e)
	7,950,000	5.625	03/15/23	8,287,875
Standard Industries, Inc. (BBB-/Ba2)(e)
	7,000,000	5.375	11/15/24	7,280,000
	8,200,000	5.000	02/15/27	8,384,500
Summit Materials LLC/Summit Materials Finance Corp. (BB-/B3)
	13,150,000	6.125	07/15/23	13,676,000
USG Corp. (BB+/Ba1)(e)
	9,100,000	4.875	06/01/27	9,452,625

				75,551,375

Capital Goods(i) – 0.0%
LyondellBasell Industries NV (NR/NR)
EUR	2,250,000	1.000	08/15/15	13,498

Chemicals – 1.9%
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B-/B3)(d)(e)
	$3,450,000	7.000	04/15/25	3,708,750
Momentive Performance Materials, Inc. (NR/NR)(c)(g)
	3,110,000	8.875	10/15/20	—
Nell AF SARL (NR/NR)(g)
	10,625,000	8.375	12/30/49	26,563
PQ Corp. (BB-/B2)(d)(e)
	5,850,000	6.750	11/15/22	6,244,875
PQ Corp. (B/Caa1)(d)(e)
	3,150,000	5.750	12/15/25	3,201,187
SPCM SA (BB+/Ba2)(d)(e)
	4,950,000	4.875	09/15/25	5,024,250
Valvoline, Inc. (BB+/Ba3)(d)
	4,150,000	5.500	07/15/24	4,399,000
	9,000,000	4.375	08/15/25	9,078,750
Versum Materials, Inc. (BB/Ba3)(d)(e)
	14,000,000	5.500	09/30/24	14,910,000
WR Grace & Co-Conn (BB+/Ba3)(e)
	2,400,000	5.125	10/01/21	2,508,000
	12,200,000	5.625	10/01/24	13,176,000

				62,277,375

Commercial Services(d) – 1.4%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(e)
	9,350,000	5.000	04/15/22	9,595,438
Team Health Holdings, Inc. (CCC+/Caa1)(e)(f)
	7,500,000	6.375	02/01/25	6,693,750
The Hertz Corp. (B-/B3)
	3,700,000	5.875	10/15/20	3,695,375

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services(d) – (continued)
$750,000	7.375	%(f)	01/15/21	$ 757,500
The Hertz Corp. (BB-/B1)(e)
6,650,000	7.625		06/01/22	6,999,125
United Rentals North America, Inc. (BB-/Ba3)
12,200,000	4.625		10/15/25	12,291,500
6,000,000	5.875		09/15/26	6,405,000

				46,437,688

Computers(d) – 1.4%
Dell International LLC/EMC Corp. (BB/Ba2)(e)
5,000,000	5.875		06/15/21	5,187,500
Dell International LLC/EMC Corp. (BBB-/Baa3)(e)
8,000,000	5.450		06/15/23	8,645,112
NCR Corp. (BB/B1)
9,700,000	5.000		07/15/22	9,809,125
Western Digital Corp. (BB+/Ba2)
19,100,000	10.500		04/01/24	22,132,125
				45,773,862

Distribution & Wholesale(d)(e) – 0.6%
H&E Equipment Services, Inc. (BB-/B2)
8,350,000	5.625		09/01/25	8,746,625
Performance Food Group, Inc. (BB-/B2)
10,250,000	5.500		06/01/24	10,570,313

				19,316,938

Diversified Financial Services – 2.5%
Ally Financial, Inc. (BB+/NR)
2,600,000	3.600		05/21/18	2,606,500
Ally Financial, Inc. (BB+/Ba3)
8,000,000	3.750		11/18/19	8,090,000
Ally Financial, Inc. (BB+/NR)
2,000,000	4.250		04/15/21	2,050,000
8,450,000	4.125		02/13/22	8,619,000
Ally Financial, Inc. (BB+/Ba3)
10,000,000	8.000		11/01/31	13,000,000
Intelsat Connect Finance SA (CCC-/Ca)(d)(e)
10,000,000	12.500		04/01/22	8,750,000
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(d)
5,000,000	7.875		10/01/20	5,100,000
Navient Corp. (B+/Ba3)
7,500,000	5.500		01/15/19	7,650,000
6,000,000	5.875		03/25/21	6,217,500
2,850,000	6.625		07/26/21	3,013,875
10,000,000	6.125		03/25/24	10,125,000
Quicken Loans, Inc. (BB/Ba1)(d)(e)
6,900,000	5.250		01/15/28	6,805,125

				82,027,000

Electrical(d) – 2.7%
Calpine Corp. (B/B2)
4,000,000	5.375		01/15/23	3,900,000
5,000,000	5.500		02/01/24	4,775,000
9,150,000	5.750		01/15/25	8,692,500
Calpine Corp. (BB/Ba2)(e)
15,870,000	5.250		06/01/26	15,532,762
Dynegy, Inc. (B+/B3)
18,500,000	7.375		11/01/22	19,517,500
5,850,000	7.625		11/01/24	6,288,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical(d) – (continued)
Dynegy, Inc. (B+/B3) – (continued)
$4,250,000	8.000	%(e)	01/15/25	$ 4,584,687
NRG Energy, Inc. (BB-/B1)
3,150,000	7.250		05/15/26	3,429,563
11,500,000	5.750	(e)	01/15/28	11,600,625
Talen Energy Supply LLC (B+/B1)
3,300,000	9.500	(e)	07/15/22	3,382,500
2,100,000	6.500		06/01/25	1,693,125
2,400,000	10.500	(e)	01/15/26	2,364,000

				85,761,012

Electrical Components & Equipment(d) – 0.3%
WESCO Distribution, Inc. (BB-/B1)
8,000,000	5.375		12/15/21	8,190,000

Energy - Exploration & Production(c)(d)(g) – 0.0%
Berry Petroleum Co. LLC (NR/NR)
2,050,000	6.750		11/01/20	—
28,160,000	6.375		09/15/22	—

				—

Engineering & Construction(d) – 0.5%
AECOM (BB/Ba3)
7,000,000	5.875		10/15/24	7,586,250
6,900,000	5.125		03/15/27	7,020,750

				14,607,000

Entertainment – 2.1%
AMC Entertainment Holdings, Inc. (B+/B2)(d)
5,300,000	5.875		11/15/26	5,233,750
Cinemark USA, Inc. (BB/B2)(d)
5,850,000	4.875		06/01/23	5,915,813
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)
8,000,000	5.375		04/15/26	8,580,000
Lions Gate Entertainment Corp. (B-/B2)(d)(e)
5,000,000	5.875		11/01/24	5,287,500
Mohegan Gaming & Entertainment (B-/B3)(d)(e)(f)
18,200,000	7.875		10/15/24	18,655,000
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(d)(e)(h)
1,504,739	10.625		05/01/19	1,444,549
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (B/B2)(d)(e)
10,000,000	6.125		08/15/21	9,925,000
Scientific Games International, Inc. (B-/Caa1)(d)
10,150,000	10.000		12/01/22	11,126,937

				66,168,549

Environmental(d)(e) – 0.6%
Core & Main LP (B-/Caa1)
18,000,000	6.125		08/15/25	18,225,000
Wrangler Buyer Corp. (CCC+/Caa1)
2,150,000	6.000		10/01/25	2,214,500

				20,439,500

Food & Drug Retailing(d) – 1.4%
B&G Foods, Inc. (B+/B2)
8,175,000	5.250		04/01/25	8,318,063
Chobani LLC/Chobani Finance Corp., Inc. (CCC+/Caa2)(e)
9,150,000	7.500		04/15/25	9,699,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Drug Retailing(d) – (continued)
Post Holdings, Inc. (B/B3)(e)
$6,600,000	5.000%		08/15/26	$ 6,492,750
10,100,000	5.750		03/01/27	10,276,750
4,500,000	5.625		01/15/28	4,522,500
Shearer’s Foods LLC/Chip Finance Corp. (B-/B3)(e)
6,957,000	9.000		11/01/19	7,096,140

				46,405,203

Gas(d) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
7,000,000	5.750		05/20/27	7,052,500

Healthcare Providers & Services – 5.6%
Acadia Healthcare Co., Inc. (B/B3)(d)
8,000,000	5.625		02/15/23	8,110,000
3,650,000	6.500		03/01/24	3,800,563
Centene Corp. (BB+/Ba2)(d)
6,550,000	6.125		02/15/24	6,943,000
1,930,000	4.750		01/15/25	1,954,125
CHS/Community Health Systems, Inc. (CCC/Caa2)(d)
8,650,000	8.000		11/15/19	7,320,062
10,900,000	7.125	(f)	07/15/20	8,147,750
CHS/Community Health Systems, Inc. (B+/Ba3)(d)
4,450,000	6.250		03/31/23	4,005,000
HCA, Inc. (BBB-/Ba1)
29,200,000	6.500		02/15/20	30,952,000
HCA, Inc. (B+/B1)
10,000,000	7.500		02/15/22	11,225,000
HCA, Inc. (BBB-/Ba1)
18,000,000	5.000		03/15/24	18,720,000
HCA, Inc. (B+/B1)
11,100,000	5.375		02/01/25	11,516,250
HCA, Inc. (BBB-/Ba1)
15,000,000	5.250		04/15/25	15,862,500
MPH Acquisition Holdings LLC (B-/Caa1)(d)(e)
15,450,000	7.125		06/01/24	16,454,250
Polaris Intermediate Corp. (B-/Caa2)(d)(e)(h)
700,000	8.500		12/01/22	726,250
Tenet Healthcare Corp. (B-/Ba3)(d)(e)
5,000,000	7.500		01/01/22	5,262,500
Tenet Healthcare Corp. (CCC+/Caa1)
4,109,000	8.125		04/01/22	4,191,180
5,950,000	6.750	(f)	06/15/23	5,771,500
Tenet Healthcare Corp. (B-/Ba3)(d)(e)
14,000,000	5.125		05/01/25	13,755,000
Tenet Healthcare Corp. (CCC+/Caa1)(d)(e)(f)
6,450,000	7.000		08/01/25	6,079,125

				180,796,055

Home Builders – 2.4%
Beazer Homes USA, Inc. (NR/B3)(d)
7,150,000	8.750		03/15/22	7,847,125
Beazer Homes USA, Inc. (B-/B3)(d)
509,000	7.250		02/01/23	526,815
6,400,000	5.875	(e)	10/15/27	6,448,000
Brookfield Residential Properties, Inc. (B+/B1)(d)(e)
2,900,000	6.500		12/15/20	2,950,750
5,000,000	6.125		07/01/22	5,225,000
6,207,000	6.375		05/15/25	6,579,420
Lennar Corp. (BB+/Ba1)(d)
8,000,000	4.750		11/15/22	8,400,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Home Builders – (continued)
Lennar Corp. (BB+/Ba1)(d) – (continued)
$7,175,000	4.750	%(e)	11/29/27	$ 7,363,344
Toll Brothers Finance Corp. (BB+/Ba1)(d)
9,000,000	4.375		04/15/23	9,360,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
8,000,000	5.875		06/15/24	8,540,000
William Lyon Homes, Inc. (B+/B2)(d)
400,000	7.000		08/15/22	412,000
12,500,000	5.875		01/31/25	12,750,000

				76,402,454

Household Products(d) – 0.2%
Spectrum Brands, Inc. (BB-/B2)
5,000,000	6.625		11/15/22	5,187,500

Insurance(d)(e) – 0.3%
Fidelity & Guaranty Life Holdings, Inc. (BB+/Ba2)
5,000,000	6.375		04/01/21	5,100,000
USIS Merger Sub, Inc. (CCC+/Caa2)
4,350,000	6.875		05/01/25	4,393,500

				9,493,500

Internet – 1.7%
Netflix, Inc. (B+/B1)(e)
23,700,000	4.875		04/15/28	23,226,000
Symantec Corp. (BB+/Baa3)(d)(e)
20,000,000	5.000		04/15/25	20,903,320
VeriSign, Inc. (BB+/Ba1)(d)
5,000,000	5.250		04/01/25	5,412,500
5,600,000	4.750		07/15/27	5,719,000

				55,260,820

Iron/Steel – 1.7%
AK Steel Corp. (B-/B3)(d)
4,350,000	7.625		10/01/21	4,513,125
AK Steel Corp. (BB-/B1)(d)
6,950,000	7.500		07/15/23	7,523,375
AK Steel Corp. (B-/B3)(d)
1,700,000	6.375		10/15/25	1,678,750
ArcelorMittal (BB+/Ba1)
2,300,000	5.125		06/01/20	2,403,500
800,000	6.250		08/05/20	846,000
5,850,000	6.000		03/01/21	6,303,375
Cleveland-Cliffs, Inc. (CCC+/Caa1)
3,887,000	5.900		03/15/20	3,857,847
5,000,000	4.800		10/01/20	4,831,250
Cleveland-Cliffs, Inc. (B/B2)(d)(e)
10,200,000	5.750		03/01/25	9,741,000
Steel Dynamics, Inc. (BB+/Ba1)(d)
5,000,000	5.125		10/01/21	5,118,750
5,000,000	5.250		04/15/23	5,137,500
3,900,000	4.125	(e)	09/15/25	3,914,625

				55,869,097

Lodging – 3.0%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope (B/WR)(d)
12,825,000	11.000		10/01/21	13,530,375
MGM Resorts International (BB-/Ba3)
25,020,000	8.625		02/01/19	26,521,200

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Lodging – (continued)
MGM Resorts International (BB-/Ba3) – (continued)
$19,050,000	6.750%		10/01/20	$ 20,597,812
18,750,000	6.625		12/15/21	20,554,688
13,000,000	7.750		03/15/22	14,820,000

				96,024,075

Machinery - Construction & Mining(d) – 0.1%
Oshkosh Corp. (BB+/Ba3)
4,150,000	5.375		03/01/25	4,399,000

Machinery-Diversified(d)(e) – 0.5%
Cleaver-Brooks, Inc. (B/B2)
5,100,000	7.875		03/01/23	5,253,000
Shape Technologies Group, Inc. (B/B2)
11,350,000	7.625		02/01/20	11,619,563

				16,872,563

Media – 11.2%
Altice Financing SA (BB-/B1)(d)(e)
19,000,000	6.625		02/15/23	19,902,500
20,000,000	7.500		05/15/26	21,300,000
Altice Finco SA (B-/B3)(d)(e)
8,950,000	8.125		01/15/24	9,352,750
Altice US Finance I Corp. (BB/Ba3)(d)(e)
25,750,000	5.500		05/15/26	26,168,437
AMC Networks, Inc. (BB/Ba3)(d)
5,000,000	5.000		04/01/24	5,062,500
8,872,000	4.750		08/01/25	8,794,370
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)
2,000,000	5.750		09/01/23	2,060,000
18,900,000	5.875	(e)	04/01/24	19,703,250
21,900,000	5.750	(e)	02/15/26	22,748,625
3,555,000	5.500	(e)	05/01/26	3,634,988
7,500,000	5.875	(e)	05/01/27	7,743,750
12,290,000	5.000	(e)	02/01/28	11,967,387
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B/Caa1)(d)(e)
5,250,000	7.750		07/15/25	5,591,250
Clear Channel Worldwide Holdings, Inc. (B-/Caa1)(d)
8,150,000	7.625		03/15/20	7,966,625
CSC Holdings LLC (B/B2)
6,400,000	7.875		02/15/18	6,432,000
7,600,000	8.625		02/15/19	8,018,000
12,500,000	10.125	(d)(e)	01/15/23	14,078,125
2,650,000	5.250		06/01/24	2,610,250
CSC Holdings LLC (BB/Ba1)(d)(e)
10,080,000	5.500		04/15/27	10,281,600
DISH DBS Corp. (B+/Ba3)
12,600,000	7.875		09/01/19	13,482,000
11,400,000	6.750		06/01/21	12,055,500
6,440,000	5.875		07/15/22	6,472,200
14,000,000	5.875		11/15/24	13,615,000
iHeartCommunications, Inc. (CC/Caa1)(d)
5,990,000	9.000		12/15/19	4,402,650
7,250,000	9.000		03/01/21	5,165,625
Nexstar Broadcasting, Inc. (B+/B3)(d)(e)
8,300,000	5.625		08/01/24	8,559,375
SFR Group SA (B+/B1)(d)(e)
6,200,000	6.000		05/15/22	6,277,500
4,405,000	7.375		05/01/26	4,537,150

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
$4,450,000	3.875%		08/01/22	$ 4,466,688
6,000,000	6.000		07/15/24	6,345,000
20,840,000	5.000		08/01/27	20,840,000
Tribune Media Co. (BB-/B3)(d)
8,000,000	5.875		07/15/22	8,220,000
Univision Communications, Inc. (BB-/B2)(d)(e)
10,850,000	5.125		05/15/23	10,850,000
UPCB Finance IV Ltd. (BB/Ba3)(d)(e)
10,000,000	5.375		01/15/25	10,050,000
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
12,000,000	5.500		08/15/26	12,240,000

				360,995,095

Media - Cable(c)(g) – 0.0%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250		06/15/49	—

Metal Fabricate & Hardware(d) – 0.9%
Novelis Corp. (B/B2)(e)
4,800,000	6.250		08/15/24	5,004,000
6,600,000	5.875		09/30/26	6,765,000
Park-Ohio Industries, Inc. (B/B3)
15,400,000	6.625		04/15/27	16,593,500

				28,362,500

Mining – 2.8%
Anglo American Capital PLC (BBB-/Baa3)(e)
3,950,000	9.375		04/08/19	4,280,813
Constellium NV (B-/B3)(d)(e)
5,250,000	5.750		05/15/24	5,355,000
3,200,000	6.625		03/01/25	3,364,000
First Quantum Minerals Ltd. (B-/B3)(d)(e)
5,950,000	7.250		04/01/23	6,359,062
FMG Resources (August 2006) Pty Ltd. (BBB-/Baa3)(d)(e)
10,000,000	9.750		03/01/22	11,075,000
Freeport-McMoRan, Inc. (BB-/B1)(d)
17,900,000	3.550		03/01/22	17,698,625
5,850,000	3.875		03/15/23	5,820,750
Hudbay Minerals, Inc. (B+/B3)(d)(e)
6,094,000	7.250		01/15/23	6,467,257
HudBay Minerals, Inc. (B+/B3)(d)(e)
5,656,000	7.625		01/15/25	6,165,040
New Gold, Inc. (B/B3)(d)(e)
9,000,000	6.250		11/15/22	9,292,500
Teck Resources Ltd. (BB+/Ba3)(d)
5,400,000	6.000		08/15/40	5,980,500
5,600,000	5.200		03/01/42	5,544,000
3,150,000	5.400		02/01/43	3,173,625

				90,576,172

Miscellaneous Manufacturing(e) – 1.0%
Bombardier, Inc. (B-/Caa1)
11,700,000	8.750		12/01/21	12,840,750
1,050,000	6.000	(d)	10/15/22	1,029,000
8,250,000	7.500	(d)	03/15/25	8,332,500
Gates Global LLC (B/Caa2)(d)
5,000,000	6.000		07/15/22	5,112,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Miscellaneous Manufacturing(e) – (continued)
RBS Global, Inc./Rexnord LLC (B+/B3)(d)
$5,750,000	4.875%		12/15/25	$ 5,814,688

				33,129,438

Oil Field Services – 7.5%
Antero Resources Corp. (BB/Ba3)(d)
7,700,000	5.375		11/01/21	7,892,500
2,200,000	5.625		06/01/23	2,290,750
7,300,000	5.000		03/01/25	7,464,250
California Resources Corp. (CCC+/Caa2)(d)(e)
3,500,000	8.000		12/15/22	2,887,500
California Resources Corp. (CCC-/Caa3)(d)
7,223,000	6.000		11/15/24	5,056,100
Chesapeake Energy Corp. (CCC/Caa1)
743,000	6.125		02/15/21	759,718
1,800,000	5.375	(d)	06/15/21	1,764,000
4,850,000	5.750		03/15/23	4,486,250
Continental Resources, Inc. (BB+/Ba3)(d)
5,000,000	5.000		09/15/22	5,075,000
6,650,000	4.500		04/15/23	6,774,687
Denbury Resources, Inc. (B/Caa1)(d)(e)
3,700,000	9.000		05/15/21	3,778,625
Denbury Resources, Inc. (D/Caa3)(d)
2,100,000	5.500		05/01/22	1,438,500
Ensco PLC (BB-/B2)(d)
1,950,000	4.500		10/01/24	1,628,250
3,100,000	5.750		10/01/44	2,131,250
Exterran Energy Solutions LP/EES Finance Corp. (B+/B3)(d)(e)
550,000	8.125		05/01/25	591,250
Gulfport Energy Corp. (BB-/B2)(d)
3,300,000	6.000		10/15/24	3,304,125
7,500,000	6.375		05/15/25	7,537,500
4,200,000	6.375	(e)	01/15/26	4,221,000
Halcon Resources Corp. (CCC+/Caa1)(d)(e)
1,815,000	6.750		02/15/25	1,889,869
Jones Energy Holdings LLC/Jones Energy Finance Corp. (NR/Caa2)(d)
3,600,000	6.750		04/01/22	2,664,000
Laredo Petroleum, Inc. (B+/B2)(d)
5,000,000	5.625		01/15/22	5,068,750
5,150,000	6.250		03/15/23	5,330,250
MEG Energy Corp. (BB-/Caa2)(d)(e)
6,350,000	6.375		01/30/23	5,445,125
6,000,000	7.000		03/31/24	5,085,000
MEG Energy Corp. (BB+/Caa1)(d)(e)
3,550,000	6.500		01/15/25	3,505,625
Nabors Industries, Inc. (BB/Ba3)(e)
5,000,000	0.750		01/15/24	3,831,250
Noble Holding International Ltd. (B/Caa1)
738,000	4.900		08/01/20	712,170
7,350,000	7.750	(d)(f)	01/15/24	6,339,375
Oasis Petroleum, Inc. (BB-/B3)(d)
3,500,000	6.500		11/01/21	3,574,375
7,125,000	6.875	(f)	03/15/22	7,312,031
Parsley Energy LLC/Parsley Finance Corp. (BB-/B2)(d)(e)
4,050,000	5.625		10/15/27	4,136,063
Precision Drilling Corp. (BB/B3)(d)
4,900,000	7.750		12/15/23	5,145,000
QEP Resources, Inc. (BB+/Ba3)(d)
5,415,000	5.625		03/01/26	5,482,687
Range Resources Corp. (BB+/Ba3)(d)
1,000,000	5.000		08/15/22	997,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Range Resources Corp. (BB+/Ba3)(d) – (continued)
$6,950,000	4.875%		05/15/25	$ 6,776,250
Rowan Cos., Inc. (B+/B2)(d)
3,000,000	4.750		01/15/24	2,647,500
2,650,000	7.375		06/15/25	2,706,313
4,550,000	5.400		12/01/42	3,367,000
Sanchez Energy Corp. (B-/Caa1)(d)
265,000	7.750		06/15/21	250,425
3,500,000	6.125		01/15/23	2,966,250
Seven Generations Energy Ltd. (B+/Ba3)(d)(e)
5,400,000	6.875		06/30/23	5,744,250
SM Energy Co. (NR/NR)
3,650,000	1.500		07/01/21	3,570,258
SM Energy Co. (B+/B2)(d)
8,000,000	6.500		11/15/21	8,130,000
7,400,000	5.000		01/15/24	7,122,500
5,750,000	6.750		09/15/26	5,922,500
Transocean, Inc. (B+/B1)(d)(e)
7,200,000	7.500		01/15/26	7,362,000
Transocean, Inc. (B/Caa1)
15,000,000	7.500		04/15/31	13,275,000
Trinidad Drilling Ltd. (BB-/Caa1)(d)(e)
9,300,000	6.625		02/15/25	8,835,000
Weatherford International Ltd. (B-/Caa1)
1,650,000	7.750	(d)	06/15/21	1,695,375
1,000,000	4.500	(d)(f)	04/15/22	905,000
3,000,000	8.250	(d)	06/15/23	3,030,000
13,150,000	6.500		08/01/36	10,914,500
Whiting Petroleum Corp. (BB-/B3)(d)(e)
6,800,000	6.625		01/15/26	6,936,000
WPX Energy, Inc. (B+/B3)(d)
5,000,000	8.250		08/01/23	5,675,000

				243,431,446

Packaging(d) – 1.2%
ARD Finance SA (B-/Caa2)(h)
9,550,000	7.125		09/15/23	9,991,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/B3)(e)
5,000,000	7.250		05/15/24	5,437,500
7,850,000	6.000		02/15/25	8,252,312
Multi-Color Corp. (B+/B2)(e)
2,650,000	4.875		11/01/25	2,659,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)
3,694,372	6.875		02/15/21	3,749,788
9,350,000	5.125	(e)	07/15/23	9,630,500
Smurfit-Stone Container Corp. (NR/NR)(c)(g)
8,500,000	8.000		03/15/17	—
Stone Container Finance Co. of Canada II (NR/WR)(c)(g)
2,250,000	7.375		07/15/14	—

				39,721,725

Paper(c)(g) – 0.0%
Jefferson Smurfit Corp. (NR/NR)
1,750,000	0.750		06/01/13	—
6,000,000	8.250		10/01/49	—

				—

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(d)(e) – 2.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (CCC+/B3)
$11,500,000	6.000%		07/15/23	$ 8,970,000
Valeant Pharmaceuticals International, Inc. (B-/Caa1)
13,195,000	5.375		03/15/20	13,211,494
2,800,000	7.500		07/15/21	2,863,000
7,300,000	6.750		08/15/21	7,373,000
5,000,000	7.250		07/15/22	5,075,000
15,950,000	5.875		05/15/23	14,788,840
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
6,700,000	7.000		03/15/24	7,202,500
6,400,000	5.500		11/01/25	6,528,000

				66,011,834

Pipelines – 4.3%
Cheniere Corpus Christi Holdings LLC (BB-/Ba3)(d)
11,400,000	5.125		06/30/27	11,792,160
Cheniere Energy Partners LP (BB/Ba2)(d)(e)
18,515,000	5.250		10/01/25	18,885,300
DCP Midstream Operating LP (BB/Ba2)
6,650,000	9.750	(e)	03/15/19	7,190,312
600,000	5.350	(e)	03/15/20	624,750
950,000	6.750	(e)	09/15/37	1,037,875
10,692,000	5.600	(d)	04/01/44	10,625,175
Energy Transfer Equity LP (BB-/Ba2)
4,000,000	7.500		10/15/20	4,410,000
5,585,000	4.250	(d)	03/15/23	5,529,150
6,900,000	5.875	(d)	01/15/24	7,262,250
450,000	5.500	(d)	06/01/27	459,000
Genesis Energy LP/Genesis Energy Finance Corp. (BB-/B1)(d)
3,611,000	6.000		05/15/23	3,660,651
11,100,000	6.500		10/01/25	11,266,500
NGPL PipeCo LLC (BB+/Ba1)(d)(e)
1,310,000	4.375		08/15/22	1,332,925
4,390,000	4.875		08/15/27	4,560,113
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B1)(d)
10,000,000	5.750		04/15/25	10,050,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB-/Ba3)(d)
5,000,000	5.250		05/01/23	5,131,250
6,000,000	4.250		11/15/23	5,932,500
4,500,000	5.375		02/01/27	4,606,875
2,650,000	5.000	(e)	01/15/28	2,650,000
The Williams Cos., Inc. (BB+/Ba2)
2,000,000	7.875		09/01/21	2,305,000
3,650,000	7.500		01/15/31	4,499,888
9,600,000	7.750		06/15/31	11,760,000
2,000,000	5.750	(d)	06/24/44	2,125,000

				137,696,674

Real Estate Investment Trust(d) – 2.8%
Equinix, Inc. (BB+/B1)
11,050,000	5.750		01/01/25	11,726,812
4,600,000	5.875		01/15/26	4,933,500
11,845,000	5.375		05/15/27	12,644,537
iStar, Inc. (BB-/B1)
6,680,000	4.625		09/15/20	6,780,200
5,000,000	6.000		04/01/22	5,175,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)
	$8,700,000	5.625%		05/01/24	$ 9,254,625
	5,000,000	4.500		09/01/26	4,975,000
	4,275,000	4.500	(e)	01/15/28	4,200,188
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
	3,200,000	5.250		08/01/26	3,312,000
	18,300,000	5.000		10/15/27	18,643,125
Starwood Property Trust, Inc. (BB-/Ba3)(e)
	10,150,000	4.750		03/15/25	10,048,500

					91,693,487

Retailing – 2.6%
Beacon Escrow Corp. (B+/B3)(d)(e)
	9,950,000	4.875		11/01/25	9,999,750
JC Penney Corp., Inc. (B/B3)
	2,850,000	6.375		10/15/36	1,713,562
	4,350,000	7.400	(j)	04/01/37	2,773,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/B1)(d)(e)
	790,000	5.000		06/01/24	817,650
	13,740,000	5.250		06/01/26	14,495,700
New Red Finance, Inc. (B+/Ba3)(d)(e)
	11,500,000	4.250		05/15/24	11,471,250
New Red Finance, Inc. (B-/B3)(d)(e)
	12,000,000	5.000		10/15/25	12,090,000
PetSmart, Inc. (CCC-/B3)(d)(e)
	8,000,000	7.125		03/15/23	4,730,000
Rite Aid Corp. (B-/B3)(d)(e)
	18,700,000	6.125		04/01/23	16,923,500
Yum! Brands, Inc. (B+/B2)(d)
	7,476,000	5.350		11/01/43	7,195,650

					82,210,187

Semiconductors – 0.6%
Advanced Micro Devices, Inc. (B-/Caa1)
	3,000,000	7.500		08/15/22	3,296,250
	6,700,000	7.000	(d)	07/01/24	6,942,875
Qorvo, Inc. (BB+/Ba1)(d)
	3,750,000	6.750		12/01/23	4,031,250
	4,300,000	7.000		12/01/25	4,799,875

					19,070,250

Software – 2.1%
BMC Software Finance, Inc. (CCC+/Caa2)(d)(e)
	16,250,000	8.125		07/15/21	16,250,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/B3)(d)(e)
	14,500,000	5.750		03/01/25	14,500,000
CURO Financial Technologies Corp. (B-/Caa1)(d)(e)
	7,700,000	12.000		03/01/22	8,470,000
First Data Corp. (BB/Ba3)(d)(e)
	1,380,000	5.000		01/15/24	1,421,400
Infor US, Inc. (CCC+/Caa1)(d)
EUR	1,850,000	5.750		05/15/22	2,264,648
Nuance Communications, Inc. (BB-/Ba3)(d)
	$4,286,000	5.375	(e)	08/15/20	4,339,575
	5,000,000	5.625		12/15/26	5,206,250
Open Text Corp. (BB+/Ba2)(d)(e)
	6,500,000	5.875		06/01/26	6,987,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Software – (continued)
Workday, Inc. (NR/NR)(e)
$7,000,000	0.250%		10/01/22	$ 6,955,620

				66,394,993

Telecommunication Services – 12.8%
Alcatel-Lucent USA, Inc. (NR/WR)
16,195,000	6.450		03/15/29	17,612,062
CenturyLink, Inc. (B+/B2)
9,350,000	6.450		06/15/21	9,443,500
2,150,000	7.500	(d)	04/01/24	2,150,000
5,680,000	6.875		01/15/28	5,112,000
6,000,000	7.600		09/15/39	5,205,000
Cincinnati Bell, Inc. (B-/B3)(d)(e)
7,000,000	7.000		07/15/24	6,930,000
Digicel Group Ltd. (NR/Caa1)(d)(e)
11,800,000	8.250		09/30/20	11,608,250
5,000,000	7.125		04/01/22	4,631,250
Digicel Ltd. (NR/B1)(d)(e)
19,000,000	6.750		03/01/23	18,691,250
Frontier Communications Corp. (B/B3)
6,000,000	9.250		07/01/21	4,725,000
8,300,000	7.625		04/15/24	5,478,000
8,000,000	11.000	(d)	09/15/25	5,880,000
Intelsat Jackson Holdings SA (CCC+/Caa2)(d)
6,000,000	7.250		10/15/20	5,595,000
7,750,000	7.500		04/01/21	7,052,500
10,950,000	9.750	(e)	07/15/25	10,512,000
Intelsat Luxembourg SA (CCC-/Ca)(d)
8,450,000	7.750		06/01/21	4,552,438
Level 3 Financing, Inc. (BB/Ba3)(d)
5,358,000	5.375		05/01/25	5,351,303
10,800,000	5.250		03/15/26	10,573,740
Nokia OYJ (BB+/Ba1)
6,585,000	4.375		06/12/27	6,481,879
SoftBank Group Corp. (BB+/Ba1)(e)
15,000,000	4.500		04/15/20	15,281,250
Sprint Capital Corp. (B/B3)
6,150,000	8.750		03/15/32	7,003,313
Sprint Communications, Inc. (B+/B1)(e)
7,000,000	9.000		11/15/18	7,368,200
Sprint Communications, Inc. (B/B3)
17,150,000	7.000		08/15/20	18,179,000
14,700,000	11.500		11/15/21	17,750,250
Sprint Corp. (B/B3)
16,000,000	7.250		09/15/21	16,940,000
28,550,000	7.875		09/15/23	30,405,750
13,600,000	7.625	(d)	02/15/25	14,207,920
T-Mobile USA, Inc. (BB+/Ba2)(d)
3,400,000	4.000		04/15/22	3,485,000
8,800,000	6.625		04/01/23	9,174,000
7,050,000	6.500		01/15/26	7,675,687
Telecom Italia Capital SA (BB+/Ba1)
450,000	6.375		11/15/33	520,313
1,550,000	6.000		09/30/34	1,720,500
16,150,000	7.200		07/18/36	20,046,187
18,250,000	7.721		06/04/38	23,474,062
Telecom Italia SpA (BB+/Ba1)(e)
17,250,000	5.303		05/30/24	18,479,062
Wind Tre SpA (BB-/B1)(d)(e)
34,640,000	5.000		01/20/26	32,908,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
Windstream Services LLC/Windstream Finance Corp. (B-/B3)(d)
$2,331,000	7.750%		10/15/20	$ 1,987,178
Windstream Services LLC/Windstream Finance Corp. (B-/B2)(d)(e)
5,138,000	6.375		08/01/23	3,082,800
Windstream Services LLC/Windstream Finance Corp. (BB-/NR)(d)(e)
18,340,000	8.625		10/31/25	17,652,250

414,925,894

Transportation(d)(e) – 0.1%
Neovia Logistics Services LLC/SPL Logistics Finance Corp. (CCC+/Caa1)
5,150,000	8.875		08/01/20	4,223,000

Trucking & Leasing(e) – 0.8%
DAE Funding LLC (BB/Ba3)(d)
8,400,000	4.000		08/01/20	8,484,000
Park Aerospace Holdings Ltd. (BB/Ba3)
2,750,000	3.625	(d)	03/15/21	2,640,000
11,350,000	5.250		08/15/22	11,247,998
3,700,000	4.500	(d)	03/15/23	3,542,750

				25,914,748

TOTAL CORPORATE OBLIGATIONS (Cost $2,886,733,478)				$2,960,406,400

Shares	Description	Value
Common Stocks – 0.9%
Beverages(g) – 0.0%
19	Crimson Wine Group Ltd.	$ 203

Capital Markets(g) – 0.0%
28,148	Motors Liquidation Co.	263,184

Diversified Financial Services – 0.0%
190	Leucadia National Corp.	5,033

Health Care Services(c)(g) – 0.0%
3,874	CB Paracelsus Healthcare	—

Media(c)(g) – 0.0%
21	New Cotai Class B Shares	—

Oil, Gas & Consumable Fuels – 0.9%
1,185,421	Berry Pete Corp.(g)(k)	10,743,471
13,494	Berry Petroleum Corp.(g)(k)	143,374
670,713	Blue Ridge Mountain Resources, Inc.(g)(k)	5,701,060
124,461	Chaparral Energy, Inc.	2,808,042
397,437	Chaparral Energy, Inc. Class A(g)	9,419,257
57,901	Whiting Petroleum Corp.(g)	1,533,218

		30,348,422

Paper & Forest Products(c)(g) – 0.0%
2,500	Port Townsend Holdings Co., Inc.	—

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals(c)(g) – 0.0%
40	Dawn Holdings, Inc.	—
10	Nycomed	$ —

—

Textiles, Apparel & Luxury Goods – 0.0%
22,590	True Religion Equity	225,900
1,536	True Religion Warrant	—
7,229	True Religion Warrant 2	—

225,900

TOTAL COMMON STOCKS (Cost $40,529,128)		$ 30,842,742

Shares	Rate	Value
Preferred Stocks – 0.4%
Energy - Exploration & Production(k) – 0.3%
Berry Petroleum Corp.
$ 1,067,392	0.000%	$ 11,341,040

Media(h)(j) – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750	2,109,800

TOTAL PREFERRED STOCKS – 0.4% (Cost $13,716,254)		$ 13,450,840

Units	Expiration Date	Value
Warrant(g) – 0.0%
Lender Process Services, Inc. (NR/NR)(c)
14,274	12/31/20	$ —
TBS International Ltd. (NR/NR)
2,807	02/07/15	—
TBS International Ltd. (NR/NR)
3,311	02/07/15	—
TBS International Ltd. (NR/NR)
12,063	02/07/14	—

TOTAL WARRANT		$ —

Shares	Distribution Rate	Value
Investment Company(l) – 2.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,429,325	1.228%	$ 79,429,325
(Cost $79,429,325)

TOTAL INVESTMENTS – 98.0% (Cost $3,145,619,522)		$3,167,661,741

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate(Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (1.5)%
Reverse Repurchase Agreements – (1.5)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(526,875)	0.000%	07/13/18	$ (526,875)
(7,169,850)	0.500	07/19/18	(7,169,850)
(741,125)	0.500	07/26/18	(741,125)
(1,839,612)	1.000	09/01/18	(1,839,612)
(965,000)	0.750	11/02/18	(965,000)
(6,624,788)	0.250	12/29/18	(6,624,788)
(540,000)	0.750	12/29/18	(540,000)
(3,663,000)	0.500	05/22/19	(3,663,000)
(3,672,250)	0.500	05/23/19	(3,672,250)
(4,122,813)	0.500	06/15/19	(4,122,813)
(1,557,600)	1.500	09/08/19	(1,557,600)
(1,223,250)	1.500	09/20/19	(1,223,250)
First Boston Reverse Repurchase Agreement (NR/NR)
(1,804,687)	1.000	05/12/18	(1,804,687)
(1,263,000)	1.000	12/28/18	(1,263,000)
Nomura Reverse Repurchase Agreement (NR/NR)
(8,393,000)	1.000	11/29/18	(8,393,000)
(2,179,688)	0.750	12/06/18	(2,179,688)
(582,000)	0.750	12/08/18	(582,000)
(782,812)	1.500	12/29/18	(782,812)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(47,651,350))			$ (47,651,350)

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			111,493,015

NET ASSETS – 100.0%			$3,231,503,406

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is that which is in effect on December 31, 2017.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,419,892,975, which represents approximately 43.9% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2017, the value of securities pledged amounted to $47,613,581.

(g)	Security is currently in default and/or non-income producing.

(h)	Pay-in-kind securities.

(i)	Actual maturity date is August 15, 2115.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2017.

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $27,928,945, which represents approximately 0.9% of net assets as of December 31, 2017.

Restricted Security	Acquisition Date	Cost
Berry Petroleum Corp. (Preferred Stocks)	05/06/16 - 08/18/16	$10,673,910
Berry Pete Corp. (Common Stocks)	03/01/17	13,632,342
Blue Ridge Mountain Resources, Inc. (Common Stocks)	02/27/17	6,692,580
Berry Petroleum Corp. (Common Stocks)	02/27/17 - 03/03/2017	134,940

(l) Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	7,623,972	USD	9,145,214	$9,149,796	01/04/18	$4,581

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	11,295,644	EUR	9,483,849	$11,381,899	01/04/18	$(86,255)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	45	03/20/18	$7,544,531	$47,737
2 Year U.S Treasury Notes	427	03/29/18	91,424,704	(191,566)
5 Year U.S. Treasury Notes	1,024	03/29/18	118,952,000	(239,230)

Total				$(383,059)

Short position contracts:
Eurodollars	(38)	12/17/18	(9,296,225)	22,270
5 Year German Euro-Bobl	(29)	03/08/18	(4,579,453)	24,658
10 Year U.S Treasury Notes	(1,366)	03/20/18	(169,448,031)	976,724
20 Year U.S. Treasury Bonds	(262)	03/20/18	(40,086,000)	65,086

Total				$1,088,738

TOTAL				$705,679

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar	MS & Co. LLC	$98.00	06/15/2018	134	$335,000	$103,013	$37,152	$65,861

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviation:
MS & Co. LLC	— Morgan Stanley & Co.LLC

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 80.3%
Aerospace – 0.8%
TransDigm, Inc. (B+/Ba2)
(1M LIBOR + 2.750%)
$4,772,985	4.319%	05/14/22	$ 4,784,439
13,290,984	4.319	06/09/23	13,305,737
(3M LIBOR + 3.000%)
14,781,628	4.693	08/22/24	14,843,268

			32,933,444

Airlines – 0.6%
Air Canada (BB+/Ba2)(3M LIBOR + 2.250%)
10,124,625	3.745	10/06/23	10,170,996
Delta Air Lines, Inc. (BBB-/Baa2)(1M LIBOR + 2.500%)
14,674,334	3.991	10/18/18	14,741,102

			24,912,098

Automotive - Distributor – 0.2%
American Axle & Manufacturing, Inc. (BB/Ba2)(1M LIBOR + 2.250%)
8,889,625	3.810	04/06/24	8,917,449

Automotive - Parts – 0.6%
CS Intermediate Holdco 2 LLC (BBB-/Ba1)(3M LIBOR + 2.250%)
4,689,357	3.943	11/02/23	4,712,804
Gates Global LLC (B+/B2)(3M LIBOR + 3.000%)
20,754,463	4.693	04/01/24	20,855,330

			25,568,134

Building Materials – 1.3%
American Builders & Contractors Supply Co., Inc. (BB+/B1)(1M LIBOR + 2.500%)
28,822,692	4.069	10/31/23	28,925,300
Atkore International, Inc. (BB-/B2)(3M LIBOR + 3.000%)
22,732,755	4.700	12/22/23	22,846,419

			51,771,719

Building Products – 0.5%
Beacon Roofing Supply, Inc. (BB+/B1)
6,400,000	2.750	08/23/24	6,413,312
CPG International, Inc. (B/B2)(6M LIBOR + 3.750%)
3,837,944	5.593	05/03/24	3,844,354
HD Supply, Inc. (BB+/Ba3)(3M LIBOR + 2.250%)
1,574,085	3.943	08/13/21	1,582,285
Jeld-Wen, Inc. (BB+/Ba2)
6,600,000	2.000	12/07/24	6,617,886
Mannington Mills, Inc. (BB-/B1)(1M LIBOR + 3.750%)
3,157,935	5.319	10/01/21	3,171,766

			21,629,603

Capital Goods - Others(b) – 0.1%
Columbus McKinnon Corp. (B+/Ba3)(3M LIBOR + 3.000%)
2,566,523	4.693	01/31/24	2,582,564

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Chemicals – 2.3%
Alpha 3 BV (B+/B1)(3M LIBOR + 3.000%)
$14,086,713	4.693%	01/31/24	$ 14,163,062
Axalta Coating Systems US Holdings, Inc. (BBB-/Ba1)(3M LIBOR + 2.000%)
28,804,758	3.693	06/01/24	28,896,069
Emerald Performance Materials LLC (B/B1)(1M LIBOR + 3.500%)
7,226,124	5.069	08/01/21	7,275,840
Emerald Performance Materials LLC (B-/Caa1)(1M LIBOR + 7.750%)
6,350,000	9.319	08/01/22	6,332,157
The Chemours Co. (BBB-/Baa3)(1M LIBOR + 2.500%)
5,879,794	4.070	05/12/22	5,921,423
Univar, Inc. (BB/B1)(1M LIBOR + 2.500%)
28,990,206	4.069	07/01/24	29,083,265

			91,671,816

Construction Machinery – 0.5%
Accudyne Industries LLC (B/B3)(1M LIBOR + 3.750%)
1,401,488	5.319	08/02/24	1,410,471
Clark Equipment Co. (BB-/Ba3)(3M LIBOR + 2.500%)
7,643,603	4.193	05/18/24	7,670,356
Milacron LLC (B/B2)(1M LIBOR + 2.750%)
9,448,874	4.319	09/28/23	9,452,843

			18,533,670

Construction Materials – 0.1%
Forterra Finance LLC (B-/B3)(1M LIBOR + 3.000%)
4,905,362	4.569	10/25/23	4,577,340

Consumer Cyclical Services - Business – 1.2%
Colorado Buyer, Inc. (B+/Ba3)(3M LIBOR + 3.000%)
8,606,750	4.380	05/01/24	8,655,206
Colorado Buyer, Inc. (CCC+/B3)(3M LIBOR + 7.250%)
2,875,000	8.630	05/01/25	2,900,156
Sabre, Inc. (BB-/Ba2)(1M LIBOR + 2.250%)
19,749,748	3.819	02/22/24	19,840,202
Tempo Acquisition LLC (B/B1)(1M LIBOR + 3.000%)
14,925,000	4.569	05/01/24	14,862,763

			46,258,327

Consumer Products - Household & Leisure – 1.8%
Bombardier Recreational Products, Inc. (BB/Ba3)(6M LIBOR + 2.500%)
15,591,762	3.930	06/30/23	15,646,956
Coty, Inc. (BB+/Ba1)(1M LIBOR + 2.500%)
4,175,891	3.872	10/27/22	4,180,067
Galleria Co. (BB+/Ba1)(1M LIBOR + 3.000%)
8,478,750	4.375	09/29/23	8,515,887
Prestige Brands, Inc. (BB-/B1)(1M LIBOR + 2.750%)
11,165,014	4.319	01/26/24	11,231,334
Renfro Corp. (B/B3)(3M LIBOR + 5.500%)
22,971,076	6.890	01/30/19	22,626,510
Spectrum Brands, Inc. (BB+/Ba1)(6M LIBOR + 2.000%)
9,111,696	3.624	06/23/22	9,154,430

			71,355,184

Consumer Products - Industrial – 0.2%
Southwire Co. (BB+/Ba2)(1M LIBOR + 2.500%)
8,720,904	3.932	02/10/21	8,748,201

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Containers & Packaging – 1.2%
Berry Plastics Group, Inc. (BBB-/Ba3)
(3M LIBOR + 2.000%)
	$12,776,198	3.406%	02/08/20	$ 12,822,064
	17,435,295	3.406	01/06/21	17,490,914
(1M LIBOR + 2.250%)
	2,528,626	3.819	10/01/22	2,537,476
	918,063	3.682	01/19/24	921,505
BWAY Holding Co. (B-/B2)(3M LIBOR + 3.250%)
	12,437,500	4.599	04/03/24	12,481,902

				46,253,861

Diversified Manufacturing – 1.4%
Cortes NP Acquisition Corp. (B+/Ba3)(1M LIBOR + 4.000%)
	4,287,284	5.350	11/30/23	4,280,125
CPM Holdings, Inc. (B/B1)(1M LIBOR + 4.250%)
	7,147,015	5.819	04/11/22	7,233,351
Crosby US Acquisition Corp. (B-/Caa1)(3M LIBOR + 3.000%)
	21,929,718	4.446	11/23/20	21,335,861
Dynacast International LLC (B/B1)(3M LIBOR + 3.250%)
	3,412,146	4.943	01/28/22	3,424,941
Gardner Denver, Inc. (B+/B2)(3M LIBOR + 2.750%)
	4,398,704	4.443	07/30/24	4,410,888
Rexnord LLC (BB+/Ba2)(1M LIBOR + 2.250%)
	14,655,398	3.802	08/21/24	14,710,356

				55,395,522

Electrical – 0.2%
Techem GmbH (BB-/Ba3)(3M EURIBOR + 3.000%)
EUR	7,975,000	3.000	10/02/24	9,554,158

Energy – 3.1%
American Energy - Marcellus LLC (D/C)(b)(3M LIBOR + 7.500%)
	$34,190,000	8.960	08/04/21	1,025,700
American Energy - Marcellus LLC (D/Ca)(b)(1M LIBOR + 4.250%)
	12,798,830	5.710	08/04/20	9,449,760
Chesapeake Energy Corp. (B+/B1)(3M LIBOR + 7.500%)
	14,465,000	8.954	08/23/21	15,376,295
FTS International, Inc. (CCC+/Caa2)(1M LIBOR + 4.750%)
	9,900,000	6.319	04/16/21	9,642,600
MEG Energy Corp. (BB+/Ba3)(3M LIBOR + 3.500%)
	61,197,920	5.200	12/31/23	61,215,055
Murray Energy Corp. (B-/B2)(3M LIBOR + 7.250%)
	22,985,362	8.943	04/16/20	20,169,656
Peabody Energy Corp. (B+/Ba3)(1 Week LIBOR + 3.500%)
	5,399,019	5.069	03/31/22	5,468,181

				122,347,247

Entertainment – 0.5%
AMC Entertainment, Inc. (BB/Ba1)(1M LIBOR + 2.250%)
	4,645,548	3.727	12/15/23	4,641,693
Cedar Fair LP (BBB-/Ba1)(1M LIBOR + 2.250%)
	2,254,000	3.819	04/13/24	2,282,175

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Entertainment – (continued)
NEP/NCP Holdco, Inc. (B/Caa1)(1M LIBOR + 7.000%)
$15,038,306	8.432%	01/23/23	$ 15,094,699

			22,018,567

Environmental – 1.0%
Core & Main LP (B+/B2)(6M LIBOR + 3.000%)
10,500,000	4.455	08/01/24	10,572,240
EnergySolutions LLC (B/B3)(3M LIBOR + 4.750%)
25,612,079	6.450	05/29/20	25,868,200
Wrangler Buyer Corp. (B/B1)(1M LIBOR + 3.000%)
3,700,000	4.569	09/27/24	3,721,127

			40,161,567

Finance – 3.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. (BBB-/Ba1)(1M LIBOR + 2.250%)
59,861,719	3.751	04/03/22	59,381,029
CeramTec Acquisition Corp. (B/Ba3)
(3M LIBOR + 2.750%)
616,930	4.229	08/30/20	616,159
1,471,471	4.229	08/30/20	1,469,632
4,805,232	4.229	08/30/20	4,799,226
Fortress Investment Group LLC (BB-/Baa3)(1M LIBOR + 2.750%)
6,550,000	2.750	06/14/22	6,617,137
LBM Borrower LLC (B+/B3)(6M LIBOR + 4.500%)
14,161,377	5.923	08/19/22	14,320,692
SBA Senior Finance II LLC (BB/B1)(1M LIBOR + 2.250%)
15,898,254	3.820	03/24/21	15,933,548
Victory Capital Management, Inc. (BB-/B2)(1M LIBOR + 5.250%)
20,254,337	6.819	10/31/21	20,482,198

			123,619,621

Food & Beverages – 3.3%
American Seafoods Group LLC (BB-/B1)(b)(3M LIBOR + 3.250%)
4,075,000	4.700	08/21/23	4,100,469
Dole Food Co., Inc. (B-/B1)(1M LIBOR + 2.750%)
5,678,125	4.302	04/06/24	5,688,402
High Liner Foods, Inc. (B+/B2)(3M LIBOR + 3.250%)
8,590,614	4.586	04/24/21	8,638,979
Lyons Magnus LLC (B-/B1)(3M LIBOR + 4.250%)
5,075,000	5.682	11/02/24	5,116,260
Refresco Group BV (BB-/Ba3)
4,200,000	2.750	09/26/24	4,200,000
4,760,000	3.500	12/14/24	4,742,150
Shearer’s Foods, Inc. (B-/B3)
(3M LIBOR + 3.938%)
16,771,612	5.631	06/30/21	16,708,718
(3M LIBOR + 4.250%)
1,956,428	5.943	06/30/21	1,956,428
Shearer’s Foods, Inc. (CCC/Caa2)(3M LIBOR + 6.750%)
21,250,000	8.443	06/30/22	19,550,000
US Foods, Inc. (BBB-/B1)(1M LIBOR + 2.500%)
59,328,009	4.069%	06/27/23	$ 59,624,649

			130,326,055

Food & Drug Retailers – 2.7%
BJ’s Wholesale Club, Inc. (B-/B3)(6M LIBOR + 3.500%)
67,485,875	4.953	02/03/24	66,347,388
BJ’s Wholesale Club, Inc. (CCC/Caa2)(6M LIBOR + 7.500%)
27,925,000	8.953	02/03/25	27,191,969
Rite Aid Corp. (BB-/B2)
(1 Week LIBOR + 4.750%)
7,590,000	6.240	08/21/20	7,612,163
(1 Week LIBOR + 3.875%)
7,195,000	5.365	06/21/21	7,203,994

			108,355,514

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans (a) – (continued)
Gaming – 0.6%
Caesars Entertainment Operating Co., Inc. (BB/Ba3)(c)(1M LIBOR + 2.500%)
$3,000,000	4.069%		10/06/24	$ 3,001,410
CityCenter Holdings LLC (BB-/B1)(1M LIBOR + 2.500%)
6,119,250	4.069		04/18/24	6,143,727
Eldorado Resorts LLC (BB/Ba2)(1M LIBOR + 2.250%)
8,134,855	3.688		04/17/24	8,134,855
Seminole Tribe of Florida (BBB/Baa2)(1M LIBOR + 2.000%)
7,082,250	3.569		07/06/24	7,112,633

				24,392,625

Health Care – 0.4%
Community Health Systems, Inc. (B+/Ba3)
(3M LIBOR + 2.750%)
4,574,941	4.229		12/31/19	4,424,700
(3M LIBOR + 3.000%)
14,426,157	4.479		01/27/21	13,747,839

				18,172,539

Health Care - Pharmaceuticals – 2.4%
Endo Luxembourg Finance Co. I S.A.R.L. (BB-/Ba2)(1M LIBOR + 4.250%)
21,944,862	5.875		04/29/24	22,054,587
Grifols Worldwide Operations USA, Inc. (BB/Ba2)(1 Week LIBOR + 2.250%)
33,592,267	3.739		01/31/25	33,643,327
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)(1M LIBOR + 3.500%)
39,344,712	4.940		04/01/22	39,876,652

				95,574,566

Health Care - Services – 8.5%
21st Century Oncology Holdings, Inc. (NR/WR)
(1M LIBOR + 7.500%)
1,696,195	9.070	(b)	02/27/18	1,704,675
(3M LIBOR + 6.125%)
12,526,875	7.825		04/30/22	11,796,182
Air Medical Group Holdings, Inc. (B/B1)
(3M LIBOR + 3.250%)
23,550,000	4.943		04/28/22	23,594,274
16,350,608	4.943		04/28/22	16,277,684
(3M LIBOR + 4.000%)
11,815,952	5.675		04/28/22	11,807,090
Air Methods Corp. (B+/B1)(3M LIBOR + 3.500%)
10,547,392	5.193		04/21/24	10,524,293
American Renal Holdings, Inc. (B+/B2)(1M LIBOR + 3.250%)
11,467,375	4.819		06/14/24	11,343,183
Change Healthcare Holdings, Inc. (B+/Ba3)(1M LIBOR + 2.750%)
33,602,908	4.319		03/01/24	33,649,280
ExamWorks Group, Inc. (B/B1)(1M LIBOR + 3.250%)
3,876,036	4.819		07/27/23	3,897,044
HCA, Inc. (BBB-/Ba1)
(1M LIBOR + 2.000%)
7,911,430	3.569		03/17/23	7,941,098
(1M LIBOR + 2.250%)
9,870,413	3.819		02/15/24	9,927,464

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Health Care - Services – (continued)
MPH Acquisition Holdings LLC (B+/B1)(3M LIBOR + 3.000%)
$39,434,687	4.693%	06/07/23	$ 39,489,502
Parexel International Corp. (B/B1)(1M LIBOR + 3.000%)
5,486,250	4.569	09/27/24	5,507,976
Sedgwick Claims Management Services, Inc. (B/B2)(1M LIBOR + 2.750%)
15,442,051	4.319	03/01/21	15,427,535
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
(3M LIBOR + 5.750%)
12,850,000	7.229	02/28/22	12,914,250
(1M LIBOR + 5.750%)
13,600,758	7.319	02/28/22	13,651,761
Sterigenics-Nordion Holdings LLC (B/B1)(1M LIBOR + 3.000%)
20,101,650	4.569	05/15/22	20,084,965
Team Health Holdings, Inc. (B/B1)(1M LIBOR + 2.750%)
20,371,063	4.319	02/06/24	19,823,692
U.S. Renal Care, Inc. (B/B2)(3M LIBOR + 4.250%)
65,915,453	5.943	12/31/22	64,872,012
U.S. Renal Care, Inc. (CCC+/Caa2)(b)(3M LIBOR + 8.000%)
4,025,000	9.693	12/31/23	3,944,500

			338,178,460

Home Construction(b) – 0.2%
U.S. Lumber Group LLC (B/B3)(3M LIBOR + 6.000%)
8,900,000	7.371	10/18/23	8,900,000

Insurance – 0.4%
USI, Inc. (B/B2)(3M LIBOR + 3.000%)
15,660,750	4.693	05/16/24	15,628,176

Lodging – 0.8%
Four Seasons Holdings, Inc. (BB/B1)(1M LIBOR + 2.500%)
7,959,346	4.069	11/30/23	8,000,416
La Quinta Intermediate Holding LLC (BB/B1)(3M LIBOR + 2.750%)
22,527,058	4.109	04/14/21	22,588,107

			30,588,523

Machinery-Diversified – 0.1%
Hayward Industries, Inc. (B/B3)(1M LIBOR + 3.500%)
2,992,500	5.069	08/05/24	2,996,241

Media - Broadcasting & Radio – 4.5%
Atlantic Broadband Finance LLC (BB-/B1)
12,750,000	2.375	08/11/24	12,714,173
Cable One, Inc. (BBB-/Ba2)(b)(3M LIBOR + 2.250%)
4,975,000	3.950	05/01/24	4,987,438
EMI Music Publishing Ltd. (BB-/Ba3)(1M LIBOR + 2.250%)
7,520,229	3.741	08/21/23	7,529,629
Getty Images, Inc. (CCC/B3)(1 Week LIBOR + 3.500%)
84,743,568	5.193	10/18/19	77,056,479
iHeart Communications, Inc. (CC/Caa1)
(3M LIBOR + 6.750%)
21,575,000	8.443	01/30/19	16,127,312
(3M LIBOR + 7.500%)
31,172,038	9.193	07/30/19	23,278,966
Nexstar Broadcasting, Inc. (BB+/Ba3)(1M LIBOR + 2.500%)
12,105,657	3.861	01/17/24	12,131,563
Sesac Holdco II LLC (B+/B2)(1M LIBOR + 3.250%)
1,463,938	4.819	02/23/24	1,449,298

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Media - Broadcasting & Radio – (continued)
Tribune Media Co. (BB+/Ba3)
(1M LIBOR + 3.000%)
	$952,474	4.569%	12/27/20	$ 952,874
	11,871,374	4.569	01/27/24	11,878,853
Univision Communications, Inc. (BB-/B2)(1M LIBOR + 2.750%)
	10,489,692	4.319	03/15/24	10,448,887

				178,555,472

Media - Cable – 3.0%
Altice Financing SA (BB-/B1)(3M LIBOR + 2.750%)
	5,003,366	4.109	07/15/25	4,894,343
Charter Communications Operating LLC (BBB-/Ba1)(3M LIBOR + 2.000%)
	55,006,634	3.570	04/30/25	55,026,437
Charter NEX US Holdings, Inc. (B/B2)(1M LIBOR + 3.250%)
	2,985,000	4.819	05/16/24	2,988,731
CSC Holdings LLC (BB/Ba1)(1M LIBOR + 2.250%)
	13,926,113	3.741	07/17/25	13,860,800
GCI Holdings, Inc. (BB+/Ba2)(1M LIBOR + 2.250%)
	8,246,584	3.819	02/02/22	8,267,201
MCC Iowa LLC (BBB-/Ba2)(1 Week LIBOR + 2.000%)
	3,715,688	3.490	01/15/25	3,719,403
Numericable Group SA (B+/B1)(3M LIBOR + 2.750%)
	5,771,000	4.130	07/31/25	5,502,649
Virgin Media Bristol LLC (BB-/Ba3)(1M LIBOR + 2.500%)
	6,758,500	3.977	01/15/26	6,754,310
Wave Division Holdings LLC (BB-/Ba3)(3M LIBOR + 2.750%)
	8,078,358	4.140%	10/15/19	$8,080,862
Ziggo Secured Finance BV (BB-/B1)(1M LIBOR + 2.500%)
	9,525,000	3.977	04/15/25	9,441,656

				118,536,392

Media - Non Cable – 4.6%
Advantage Sales & Marketing, Inc. (B/B1)(3M LIBOR + 3.250%)
	15,458,534	4.628	07/23/21	15,047,955
Advantage Sales & Marketing, Inc. (CCC+/Caa1)(3M LIBOR + 6.500%)
	4,203,226	7.878	07/25/22	3,893,239
Cengage Learning Acquisitions, Inc. (B+/B2)(1M LIBOR + 4.250%)
	10,387,430	5.710	06/07/23	9,894,027
Checkout Holding Corp. (B-/B1)(1M LIBOR + 3.500%)
	37,174,320	5.069	04/09/21	29,321,245
Checkout Holding Corp. (CCC-/Caa1)(1M LIBOR + 6.750%)
	23,600,000	8.319	04/11/22	9,796,360
Lions Gate Entertainment Corp. (BB-/Ba2)(1M LIBOR + 2.250%)
	5,299,479	3.819	12/08/23	5,301,122
McGraw-Hill Global Education Holdings LLC (B+/B1)(1M LIBOR + 4.000%)
	9,962,223	5.569	05/04/22	9,929,048
Mission Broadcasting, Inc. (BB+/Ba3)(1M LIBOR + 2.500%)
	1,451,337	3.861	01/17/24	1,454,442
NEP/NCP Holdco, Inc. (NR/B1)(1M LIBOR + 3.250%)
	31,505,197	4.819	07/21/22	31,544,578
NEP/NCP Holdco, Inc. (B+/B1)(3M EURIBOR + 3.000%)
EUR	5,870,749	3.750	01/03/24	7,101,282
Nielsen Finance LLC (BBB-/Ba1)(1M LIBOR + 2.000%)
	$10,443,271	3.432	10/04/23	10,482,434
Renaissance Learning, Inc. (B-/B2)(3M LIBOR + 3.750%)
	15,424,416	5.443	04/09/21	15,501,538
Renaissance Learning, Inc. (CCC/Caa2)(3M LIBOR + 7.000%)
	9,423,236	8.693	04/11/22	9,435,015
Sinclair Television Group, Inc. (BB+/Ba1)
	17,150,000	2.750	05/10/24	17,117,929
WMG Acquisition Corp. (B+/Ba3)(1M LIBOR + 2.250%)
	6,087,047	3.642	11/01/23	6,088,021

				181,908,235

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Metals & Mining – 0.5%
Global Brass & Copper, Inc. (BB-/B2)(b)(1M LIBOR + 3.250%)
$6,433,885	4.875%	07/18/23	$ 6,482,140
Hi-Crush Partners LP (B-/B3)
12,800,000	4.750	12/16/24	12,768,000

			19,250,140

Packaging – 1.1%
Consolidated Container Co. LLC (B+/B3)(1M LIBOR + 3.500%)
10,299,188	5.069	05/22/24	10,333,484
Reynolds Group Holdings, Inc. (B+/B1)(1M LIBOR + 2.750%)
17,673,365	4.319	02/05/23	17,746,709
SIG Combibloc U.S. Acquisition, Inc. (B+/B1)(1M LIBOR + 3.000%)
14,398,009	4.569	03/13/22	14,452,001

			42,532,194

Paper – 0.1%
Flex Acquisition Co., Inc. (B/B1)(3M LIBOR + 3.000%)
4,701,375	4.335	12/29/23	4,721,967

Pharmaceuticals – 0.8%
Alphabet Holding Co., Inc. (B/B1)(1M LIBOR + 3.500%)
22,643,250	5.069	09/26/24	21,879,040
Alphabet Holding Co., Inc. (CCC+/Caa1)(1M LIBOR + 7.750%)
11,300,000	9.319	09/26/25	10,509,000

			32,388,040

Pipelines – 0.3%
BCP Raptor LLC (B+/B3)(3M LIBOR + 4.250%)
10,671,375	5.729	06/24/24	10,704,776

Real Estate – 0.9%
MGM Growth Properties LLC (BB+/Ba3)(1M LIBOR + 2.250%)
23,444,506	3.819	04/25/23	23,523,983
Realogy Corp. (BB+/Ba1)(1M LIBOR + 2.250%)
12,021,747	3.819	07/20/22	12,044,347

			35,568,330

Restaurants – 2.6%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)(1M LIBOR + 2.250%)
74,997,631	3.819	02/16/24	74,957,133
Intrawest Resorts Holdings, Inc. (B/B2)(1M LIBOR + 3.250%)
16,832,353	4.819	07/31/24	16,948,159
NPC International, Inc. (B/B1)(1M LIBOR + 3.500%)
10,298,250	5.052	04/19/24	10,375,487

			102,280,779

Retailers – 2.2%
Academy Ltd. (CCC+/B3)(3M LIBOR + 4.000%)
17,868,840	5.569	07/01/22	14,022,572
American Apparel (USA) LLC (NR/NR)(b)(c)
730,781	0.000	01/11/18	337,130
American Apparel (USA) LLC (NR/WR)(b)(c)(PIK + 0.000%)
575,178	0.000	02/05/20	231,622

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Retailers – (continued)
Michaels Stores, Inc. (BB+/Ba2)(1M LIBOR + 2.750%)
$10,155,185	4.319%	01/30/23	$ 10,151,529
Neiman Marcus Group Ltd., Inc. (CCC/Caa1)(1M LIBOR + 3.250%)
18,414,780	4.642	10/25/20	14,992,025
PetSmart, Inc. (CCC+/Ba3)(1M LIBOR + 3.000%)
36,920,786	4.570	03/11/22	29,432,881
Staples, Inc. (B+/B1)(3M LIBOR + 4.000%)
8,675,000	5.489	09/12/24	8,497,163
The Men’s Wearhouse, Inc. (B+/Ba3)(1M LIBOR + 3.500%)
4,213,391	4.875	06/18/21	4,210,779
True Religion Apparel, Inc. (NR/NR)(2M LIBOR)
4,900,279	10.000	10/27/22	4,802,274

			86,677,975

Semiconductors & Semiconductor Equipment – 0.1%
MKS Instruments, Inc. (BBB-/Ba1)(1 Week LIBOR + 2.000%)
4,648,743	3.569	05/01/23	4,666,176

Services Cyclical - Business Services – 3.7%
Acosta Holdco, Inc. (B-/B3)(1M LIBOR + 3.250%)
11,017,891	4.819	09/26/21	9,640,655
Asurion LLC (B-/B3)(1M LIBOR + 6.000%)
10,000,000	7.569%	08/04/25	10,265,600
EVO Payments International LLC (B/B1)(1M LIBOR + 4.000%)
17,413,413	5.570	12/22/23	17,527,644
First Data Corp. (BB/Ba3)
(1M LIBOR + 2.250%)
2,819,792	3.802	07/08/22	2,821,343
32,763,804	3.802	04/26/24	32,769,701
Global Payments, Inc. (BBB-/Ba2)(1M LIBOR + 2.000%)
12,294,029	3.569	04/21/23	12,360,663
Koosharem LLC (CCC+/Caa1)(3M LIBOR + 6.500%)
6,728,746	8.193	05/16/20	6,526,884
Lighthouse Network LLC (B+/B1)(1M LIBOR + 4.500%)
3,000,000	6.069	11/20/24	3,005,640
Vantiv LLC (BBB-/Ba2)
9,575,000	2.250	08/09/22	9,610,906
(1M LIBOR + 2.000%)
22,302,760	3.477	10/14/23	22,408,029
14,777,685	3.477	08/07/24	14,845,367
4,147,315	2.250	03/31/25	4,164,609

			145,947,041

Services Cyclical - Consumer Services – 3.1%
Ascend Learning LLC (B+/B2)(1M LIBOR + 3.000%)
13,516,125	4.569	07/12/24	13,583,706
Asurion LLC (B+/Ba3)
(1M LIBOR + 2.750%)
40,730,932	4.319	08/04/22	40,915,443
(1M LIBOR + 3.000%)
7,403,427	4.569	11/03/23	7,435,854
Bright Horizons Family Solutions, Inc. (BB/Ba3)(1M LIBOR + 2.000%)
32,520,359	3.569	11/07/23	32,626,050
Casella Waste Systems, Inc. (B+/B1)(1M LIBOR + 2.500%)
4,331,250	3.991	10/17/23	4,344,807
Spin Holdco, Inc. (B/B2)(6M LIBOR + 3.750%)
24,930,750	5.147	11/14/22	25,105,266

			124,011,126

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Services Cyclical - Rental Equipment – 0.4%
BakerCorp International, Inc. (B-/B2)(3M LIBOR + 3.000%)
$15,340,052	4.380%	02/07/20	$ 15,161,033
USS Ultimate Holdings, Inc. (B+/B2)
898,252	4.750	08/25/24	903,121

			16,064,154

Technology - Software/Services – 6.2%
Almonde, Inc. (B/B2)(3M LIBOR + 3.500%)
15,261,750	4.979	06/13/24	15,298,836
Almonde, Inc. (CCC+/Caa2)(3M LIBOR + 7.250%)
3,825,000	8.729	06/13/25	3,825,956
Ancestry.com Operations, Inc. (B/B2)(1M LIBOR + 3.250%)
8,887,500	4.660	10/19/23	8,923,583
Aspect Software, Inc. (NR/WR)(1M LIBOR + 10.000%)
4,474,701	12.069	05/25/20	4,407,581
Avast Software BV (BB-/Ba3)(3M LIBOR + 2.750%)
5,229,275	4.443	09/30/23	5,261,226
BMC Software Finance, Inc. (NR/B1)(1M LIBOR + 3.250%)
41,173,280	4.819	09/10/22	41,177,809
BMC Software Finance, Inc. (B+/Ba3)(3M EURIBOR + 4.500%)
4,990,704	3.750	09/10/22	5,988,093
Cavium, Inc. (BB/Ba3)(b)(1M LIBOR + 1.250%)
4,764,726	3.819	08/16/22	4,770,682
CCC Information Services, Inc. (B/B2)(1M LIBOR + 3.000%)
6,094,375	4.570	04/27/24	6,100,469
CCC Information Services, Inc. (CCC/Caa2)(1M LIBOR + 6.750%)
2,675,000	8.319	04/27/25	2,726,842
Electrical Components International, Inc. (B/B1)(3M LIBOR + 4.750%)
11,677,689	6.443	05/28/21	11,750,674
Infor (US), Inc. (B/B1)(3M LIBOR + 2.750%)
38,541,843	4.443	02/01/22	38,662,479
MA FinanceCo. LLC (BB-/B1)
(1M LIBOR + 2.500%)
7,009,713	4.069	11/19/21	7,008,241
(1M LIBOR + 2.750%)
3,875,796	4.319	06/21/24	3,875,796
MH Sub I LLC (B/B2)(3M LIBOR + 3.750%)
19,301,625	5.339	09/13/24	19,345,054
Micron Technology, Inc. (BBB-/Baa2)(3M LIBOR + 2.000%)
27,088,730	3.390	04/26/22	27,317,088
Seattle SpinCo, Inc. (BB-/B1)(1M LIBOR + 2.750%)
26,174,204	4.319	06/21/24	26,174,204
SS&C Technologies, Inc. (BB+/Ba2)
(1M LIBOR + 2.250%)
9,671,279	3.819	07/08/22	9,735,787
181,634	3.819	07/08/22	182,845
Western Digital Corp. (BBB-/Ba1)(1M LIBOR + 2.000%)
3,479,025	3.569	04/29/23	3,490,332

			246,023,577

Utilities - Electric – 0.8%
AES Corp. (BBB-/Ba1)(3M LIBOR + 2.000%)
7,468,563	3.454	05/24/22	7,481,035
Calpine Corp. (BB/Ba2)(3M LIBOR + 2.500%)
20,300,741	4.200	01/15/24	20,260,748
Pike Corp. (B/B2)(1M LIBOR + 3.500%)
2,910,393	5.070	09/20/24	2,949,189

			30,690,972

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (a) – (continued)
Wireless Telecommunications – 5.2%
CenturyLink, Inc. (BBB-/Ba3)(1M LIBOR + 2.750%)
$23,581,000	4.319%	01/31/25	$ 22,718,879
Cincinnati Bell, Inc. (BB-/Ba3)(1M LIBOR + 3.750%)
9,325,000	5.111	08/17/24	9,421,141
Consolidated Communications, Inc. (BB-/Ba3)(1M LIBOR + 3.000%)
8,767,089	4.570	10/04/23	8,607,089
Digicel International Finance Ltd. (NR/Ba2)(1M LIBOR + 3.750%)
22,543,500	5.310	05/28/24	22,628,038
Intelsat Jackson Holdings SA (BB-/B1)(3M LIBOR + 3.750%)
112,945,848	5.212%	11/27/23	110,484,757
Sprint Communications, Inc. (BB-/Ba2)(1M LIBOR + 2.500%)
22,926,750	4.125	02/02/24	22,909,555
Windstream Corp. (BB-/B2)(1M LIBOR + 4.000%)
10,276,290	5.500	03/29/21	9,623,335

			206,392,794

Wirelines Telecommunications – 0.1%
Level 3 Financing, Inc. (BBB-/Ba1)(3M LIBOR + 2.250%)
5,000,000	3.696	02/22/24	5,000,000

TOTAL BANK LOANS (Cost $3,292,827,383)			$ 3,193,842,931

Corporate Obligations – 9.5%
Airlines – 0.1%
United Airlines 2014-1 Class B Pass Through Trust (BBB-/NR)
$288,761	4.750%	10/11/22	$ 298,636
United Continental Holdings, Inc. (BB-/Ba3)
4,513,000	6.375	06/01/18	4,580,280

			4,878,916

Automotive(d)(e)(f) – 0.2%
IHO Verwaltungs GmbH (BB-/Ba1)(PIK+ 3.110%)
6,700,000	4.500	09/15/23	6,834,000

Distribution & Wholesale(d)(e) – 0.0%
Performance Food Group, Inc. (BB-/B2)
1,500,000	5.500	06/01/24	1,546,875

Diversified Financial Services – 0.7%
Abe Investment Holdings, Inc./Getty Images, Inc. (CCC/B3)(d)(e)
7,900,000	10.500	10/16/20	7,722,250
Ally Financial, Inc. (BB+/Ba3)
7,525,000	3.750	11/18/19	7,609,656
International Lease Finance Corp. (BBB-/Baa2)(e)
1,000,000	7.125	09/01/18	1,031,869
International Lease Finance Corp. (BBB-/Baa3)
7,500,000	5.875	04/01/19	7,805,993
Navient Corp. (B+/Ba3)
4,550,000	6.625	07/26/21	4,811,625

			28,981,393

Electrical(d)(e) – 0.1%
Calpine Corp. (BB/Ba2)
4,350,000	5.250	06/01/26	4,257,563

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans (a) – (continued)
Entertainment(d)(e) – 0.6%
Scientific Games International, Inc. (B+/B1)
$22,075,000	7.000%		01/01/22	$ 23,289,125

Food & Drug Retailing(d)(e) – 0.0%
Shearer’s Foods LLC/Chip Finance Corp. (B-/B3)
900,000	9.000		11/01/19	918,000

Healthcare Providers & Services – 1.9%
CHS/Community Health Systems, Inc. (B+/Ba3)(d)
3,800,000	6.250		03/31/23	3,420,000
CHS/Community Health Systems, Inc. (CCC/Caa2)(d)
5,500,000	8.000		11/15/19	4,654,375
HCA, Inc. (BBB-/Ba1)
10,000,000	3.750		03/15/19	10,087,500
12,900,000	5.000		03/15/24	13,416,000
13,225,000	5.250		04/15/25	13,985,437
16,775,000	5.250	(d)	06/15/26	17,760,531
Tenet Healthcare Corp. (B-/Ba3)(d)(e)
2,975,000	7.500		01/01/22	3,131,188
9,650,000	5.125		05/01/25	9,481,125

				75,936,156

Media – 1.7%
Altice Financing SA (BB-/B1)(d)(e)
17,555,000	7.500		05/15/26	18,696,075
DISH DBS Corp. (B+/Ba3)
5,000,000	7.750		07/01/26	5,262,500
Nexstar Broadcasting, Inc. (B+/B3)(d)(e)
2,500,000	5.625		08/01/24	2,578,125
SFR Group SA (B+/B1)(d)(e)
16,300,000	6.250		05/15/24	16,300,000
Tribune Media Co. (BB-/B3)(d)
3,125,000	5.875		07/15/22	3,210,937
Univision Communications, Inc. (BB-/B2)(d)
676,000	6.750		09/15/22	701,350
4,308,000	6.750	(e)	09/15/22	4,469,550
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
16,300,000	5.500		08/15/26	16,626,000

				67,844,537

Oil Field Services(d) – 1.2%
Antero Resources Corp. (BB/Ba3)
8,075,000	5.625		06/01/23	8,408,094
Exterran Energy Solutions LP/EES Finance Corp. (B+/B3)(e)
9,850,000	8.125		05/01/25	10,588,750
FTS International, Inc. (B+/B1)(e)(g)(3M USD LIBOR + 7.500%)
15,667,000	9.088		06/15/20	15,980,340
Noble Holding International Ltd. (B/Caa1)(h)
11,000,000	7.750		01/15/24	9,487,500
SM Energy Co. (B+/B2)
2,400,000	6.750		09/15/26	2,472,000

				46,936,684

Packaging(d)(e) – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/Ba3)
8,200,000	4.250		09/15/22	8,323,000
3,000,000	4.625		05/15/23	3,048,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging(d)(e) – (continued)
(3M USD LIBOR + 3.500%)
$4,800,000	4.859	%(g)	07/15/21	$ 4,878,000
2,000,000	5.125		07/15/23	2,060,000

				18,309,750

Pharmaceuticals(d)(e) – 0.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (BB-/Ba2)
10,000,000	5.875		10/15/24	10,125,000
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
7,750,000	7.000		03/15/24	8,331,250

				18,456,250

Real Estate Investment Trust(d) – 0.1%
VICI Properties 1 LLC/VICI FC, Inc. (NR/NR)(g)(3M USD LIBOR + 3.500%)
1,016,811	4.847		10/15/22	1,014,312
VICI Properties 1 LLC/VICI FC, Inc. (B/B1)
3,564,289	8.000		10/15/23	4,000,914

				5,015,226

Retailing(d) – 0.7%
New Red Finance, Inc. (B+/Ba3)
2,825,000	4.625	(e)	01/15/22	2,885,031
5,600,000	4.625		01/15/22	5,719,000
8,800,000	4.250	(e)	05/15/24	8,778,000
New Red Finance, Inc. (B-/B3)(e)
10,550,000	5.000		10/15/25	10,629,125

				28,011,156

Software(d)(e) – 0.2%
CURO Financial Technologies Corp. (B-/Caa1)
7,250,000	12.000		03/01/22	7,975,000

Telecommunication Services – 1.0%
Intelsat Jackson Holdings SA (CCC+/Caa2)(d)
9,560,000	7.250		10/15/20	8,914,700
Nokia OYJ (BB+/Ba1)
1,950,000	3.375		06/12/22	1,937,812
Sprint Communications, Inc. (B/B3)
6,300,000	7.000		08/15/20	6,678,000
Sprint Communications, Inc. (B+/B1)(e)
8,075,000	9.000		11/15/18	8,499,745
Sprint Corp. (B/B3)
3,650,000	7.875		09/15/23	3,887,250
Wind Tre SpA (BB-/B1)(d)(e)
(3M EURIBOR + 2.750%)
EUR 4,550,000	2.750	(g)	01/20/24	5,361,593
$5,350,000	5.000		01/20/26	5,082,500

				40,361,600

TOTAL CORPORATE OBLIGATIONS (Cost $373,440,414)				$ 379,552,231

Shares	Description	Value
Common Stocks – 0.6%
Hotels, Restaurants & Leisure(c) – 0.1%
347,709	Caesars Entertainment Corp.	$ 4,398,519

Oil, Gas & Consumable Fuels(c)(i) – 0.3%
1,286,477	Blue Ridge Mountain Resources, Inc.	10,935,054

Real Estate(c) – 0.2%
296,589	VICI Properties, Inc.	6,080,075

Textiles, Apparel & Luxury Goods(b) – 0.0%
42,570	True Religion Equity	$ 425,700
1,722	True Religion Warrant	—
8,103	True Religion Warrant 2	—

425,700

TOTAL COMMON STOCKS (Cost $21,582,863)		$ 21,839,348

Shares	Distribution Rate	Value
Exchange Traded Fund(j) – 0.6%
Goldman Sachs Treasury Access 0-1 Year ETF (NR/NR)
236,762	0.000%	23,671,465
(Cost $23,687,682)

Investment Company(j) – 10.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
411,431,545	1.228%	$ 411,431,545
(Cost $411,431,545)

TOTAL INVESTMENTS – 101.3% (Cost $4,122,969,887)		$ 4,030,337,520

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (0.2)%
Reverse Repurchase Agreements – (0.2)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(4,543,750)	1.500%	06/02/19	$ (4,543,750)
(792,500)	1.500	07/31/19	(792,500)
(1,111,413)	1.500	09/08/19	(1,111,413)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(6,447,663))			$(6,447,663)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%			(45,842,182)

NET ASSETS – 100.0%			$3,978,047,676

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Security is currently in default and/or non-income producing.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $229,427,829, which represents approximately 5.8% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(f)	Pay-in-kind securities.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is that which is in effect on December 31, 2017.

(h)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2017, the value of securities pledged amounted to $7,049,325.00

(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $10,935,054, which represents approximately 0.3% of net assets as of December 31, 2017.

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc. (Common Stocks)	05/06/16 - 08/18/16	$12,836,870

(j)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. LLC	EUR	2,650,300	USD	3,145,914	$3,180,718	01/04/18	$34,804

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. LLC	USD	30,188,082	EUR	25,345,985	$30,418,603	01/04/18	$(230,521)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year U.S. Treasury Notes	(350)	03/29/18	$(40,657,422)	$187,122
10 Year U.S Treasury Notes	(950)	03/20/18	(117,844,531)	826,984

TOTAL				$1,014,106

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(a)	3M LIBOR(b)	03/21/23	$23,600	(a)	$308,504	$323,671	$(15,167)
2.000	3M LIBOR	03/21/25	25,700		562,154	590,014	(27,860)

TOTAL					870,658	$913,685	$(43,027)

(a)	Payments made semi-annually.
(b)	Payments made quarterly.

Abbreviation:
MS & Co. LLC	— Morgan Stanley & Co. LLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 89.7%
Aerospace & Defense(a) – 1.5%
Lockheed Martin Corp.
$850,000	4.700%		05/15/46	$ 991,705
Northrop Grumman Corp.
800,000	2.930		01/15/25	795,247
3,625,000	3.250		01/15/28	3,630,296
United Technologies Corp.
1,200,000	2.650		11/01/26	1,155,727

				6,572,975

Agriculture – 3.0%
BAT Capital Corp.(a)(b)
3,900,000	3.222		08/15/24	3,899,846
2,750,000	3.557		08/15/27	2,753,567
1,025,000	4.390		08/15/37	1,076,355
BAT International Finance PLC(b)
2,400,000	2.750		06/15/20	2,411,739
Reynolds American, Inc.
861,000	3.250		06/12/20	874,858
1,375,000	5.850	(a)	08/15/45	1,717,058

				12,733,423

Automotive – 1.5%
Ford Motor Credit Co. LLC
4,325,000	5.875		08/02/21	4,749,308
General Motors Financial Co., Inc.
1,700,000	4.375		09/25/21	1,788,213

				6,537,521

Banks – 16.8%
Banco Santander SA
600,000	4.250		04/11/27	622,014
1,600,000	3.800		02/23/28	1,600,224
Bank of America Corp.
1,200,000	4.125		01/22/24	1,276,266
2,973,000	4.000		04/01/24	3,142,835
125,000	6.110		01/29/37	159,807
(3M USD LIBOR + 0.660%)
1,300,000	2.369	(a)(c)	07/21/21	1,297,723
(3M USD LIBOR + 1.040%)
6,263,000	3.419	(a)(b)(c)	12/20/28	6,264,346
Bank of Montreal(a)(c)(5 year USD Swap + 1.432%)
825,000	3.803		12/15/32	815,620
Barclays PLC
850,000	5.200		05/12/26	906,970
700,000	4.950		01/10/47	776,766
BNP Paribas SA(b)
675,000	4.375		05/12/26	705,822
Citigroup, Inc.
1,500,000	5.375		08/09/20	1,608,800
850,000	2.650		10/26/20	852,845
500,000	3.875		03/26/25	511,824
800,000	4.450		09/29/27	846,962
752,000	4.650		07/30/45	855,904
425,000	4.750		05/18/46	468,499
Compass Bank(a)
1,025,000	2.750		09/29/19	1,027,835

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(a)(b)
$1,400,000	4.282%		01/09/28	$ 1,459,640
Credit Suisse Group Funding Guernsey Ltd.
2,150,000	3.125		12/10/20	2,175,857
400,000	3.750		03/26/25	408,155
HSBC Bank USA NA
300,000	7.000		01/15/39	443,268
HSBC Holdings PLC
1,600,000	3.400		03/08/21	1,635,355
100,000	6.500		05/02/36	130,508
425,000	6.500		09/15/37	558,909
425,000	6.800		06/01/38	579,466
(3M USD LIBOR + 1.055%)
900,000	3.262	(a)(c)	03/13/23	912,528
(3M USD LIBOR + 1.546%)
925,000	4.041	(a)(c)	03/13/28	963,979
ING Bank NV(a)(c)(5 year USD ICE Swap + 2.700%)
3,075,000	4.125		11/21/23	3,105,516
Intesa Sanpaolo SpA
2,025,000	3.875		01/16/18	2,026,354
JPMorgan Chase & Co.
5,000,000	3.875		09/10/24	5,215,614
1,628,000	3.625	(a)	12/01/27	1,645,543
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	616,781
(3M USD LIBOR + 3.800%)
1,575,000	5.300	(a)(c)	05/01/49	1,633,432
KBC Bank NV(a)(c)(5 year USD Swap + 7.097%)
2,000,000	8.000		01/25/23	2,009,440
Lloyds Banking Group PLC(a)(c)(3M USD LIBOR + 1.205%)
1,375,000	3.574		11/07/28	1,362,066
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.950		03/01/21	1,412,776
Mizuho Financial Group, Inc.
700,000	2.601		09/11/22	688,984
Morgan Stanley, Inc.
4,575,000	3.700		10/23/24	4,727,474
2,950,000	4.000		07/23/25	3,088,800
500,000	4.300		01/27/45	539,289
(3M USD LIBOR + 1.455%)
800,000	3.971	(a)(c)	07/22/38	828,396
Royal Bank of Scotland Group PLC
1,621,000	3.875		09/12/23	1,648,464
(3M USD LIBOR + 1.480%)
1,075,000	3.498	(a)(c)	05/15/23	1,077,344
Santander Holdings USA, Inc.(a)
750,000	4.500		07/17/25	782,293
Santander UK PLC(b)
1,150,000	5.000		11/07/23	1,228,843
UBS Group Funding Switzerland AG(b)
2,200,000	3.000		04/15/21	2,215,443
Wells Fargo & Co.
850,000	3.900		05/01/45	881,642
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,024,005
Westpac Banking Corp.(a)(c)(5 year USD ICE Swap + 2.236%)
1,275,000	4.322		11/23/31	1,313,648

				72,080,874

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 3.6%
Anheuser-Busch InBev Finance, Inc.(a)
$8,175,000	3.300%		02/01/23	$ 8,365,423
2,250,000	4.700		02/01/36	2,515,836
Anheuser-Busch InBev Worldwide, Inc.
325,000	4.950		01/15/42	376,194
Beam Suntory, Inc.(a)
1,575,000	3.250		05/15/22	1,599,534
Pernod Ricard SA(b)
2,300,000	4.450		01/15/22	2,443,125

				15,300,112

Biotechnology(a) – 1.4%
Amgen, Inc.
800,000	4.400		05/01/45	870,431
Celgene Corp.
2,181,000	3.625		05/15/24	2,243,033
Gilead Sciences, Inc.
750,000	4.000		09/01/36	793,446
900,000	4.800		04/01/44	1,044,292
700,000	4.750		03/01/46	809,718
100,000	4.150		03/01/47	106,368

				5,867,288

Chemicals(a) – 1.0%
Albemarle Corp.
450,000	4.150		12/01/24	476,818
LYB International Finance BV
375,000	4.875		03/15/44	416,222
Monsanto Co.
350,000	4.700		07/15/64	365,253
The Sherwin-Williams Co.
2,050,000	3.125		06/01/24	2,061,301
475,000	3.450		06/01/27	482,598
475,000	4.000		12/15/42	476,283

				4,278,475

Computers – 2.2%
Apple, Inc.
1,200,000	4.500	(a)	02/23/36	1,375,550
3,352,000	3.850		05/04/43	3,482,589
Dell International LLC/EMC Corp.(b)
1,100,000	3.480		06/01/19	1,113,780
1,700,000	5.450	(a)	06/15/23	1,837,086
Hewlett Packard Enterprise Co.(a)
1,400,000	4.900		10/15/25	1,478,032

				9,287,037

Diversified Financial Services – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
900,000	4.625		10/30/20	943,454
Air Lease Corp.
1,250,000	2.125		01/15/20	1,240,826
Discover Financial Services(a)
1,100,000	3.750		03/04/25	1,107,262
GE Capital International Funding Co.
1,750,000	4.418		11/15/35	1,893,949
International Lease Finance Corp.
375,000	4.625		04/15/21	394,767

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
KKR Group Finance Co. LLC(b)
$1,850,000	6.375%		09/29/20	$ 2,033,579
Synchrony Financial(a)
2,675,000	2.600		01/15/19	2,680,060
The Charles Schwab Corp.(a)
500,000	3.200		03/02/27	504,559

				10,798,456

Electrical – 5.8%
Berkshire Hathaway Energy Co.
1,267,000	6.125		04/01/36	1,693,374
CMS Energy Corp.(a)
500,000	4.875		03/01/44	584,209
Dominion Energy, Inc.(a)
1,450,000	2.000		08/15/21	1,416,933
1,225,000	3.900		10/01/25	1,278,424
Duke Energy Corp.(a)
500,000	2.650		09/01/26	479,084
400,000	4.800		12/15/45	462,274
Emera US Finance LP(a)
775,000	2.700		06/15/21	773,112
Entergy Corp.(a)
875,000	2.950		09/01/26	851,326
Exelon Corp.(a)
1,550,000	2.850		06/15/20	1,564,453
1,125,000	3.497		06/01/22	1,146,488
400,000	4.450		04/15/46	434,690
Florida Power & Light Co.(a)
1,350,000	5.250		02/01/41	1,694,680
Pacific Gas & Electric Co.
200,000	6.050		03/01/34	252,088
1,000,000	4.250	(a)	03/15/46	1,049,552
PPL WEM Ltd./Western Power Distribution Ltd.(a)(b)
1,750,000	5.375		05/01/21	1,875,525
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,336,287
Public Service Electric & Gas Co.(a)
1,525,000	3.950		05/01/42	1,631,138
Puget Sound Energy, Inc.(a)(c)(3M USD LIBOR + 2.530%)
2,300,000	4.011		06/01/67	2,256,875
Ruwais Power Co. PJSC(b)
670,000	6.000		08/31/36	785,575
Southern California Edison Co.(a)
650,000	4.050		03/15/42	697,948
The Southern Co.(a)
1,675,000	2.350		07/01/21	1,665,062
Virginia Electric & Power Co.(a)
705,000	4.000		01/15/43	747,865

				24,676,962

Food & Drug Retailing – 1.3%
Smithfield Foods, Inc.(b)
925,000	2.700		01/31/20	918,964
Sysco Corp.(a)
1,650,000	3.750		10/01/25	1,715,696
Wm Wrigley Jr Co.(a)(b)
2,650,000	3.375		10/21/20	2,713,953

				5,348,613

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gas(a) – 0.2%
NiSource Finance Corp.
$1,025,000	3.490%		05/15/27	$ 1,043,287

Healthcare Providers & Services – 4.7%
Aetna, Inc.(a)
1,000,000	2.800		06/15/23	984,181
Becton Dickinson & Co.(a)
10,475,000	2.894		06/06/22	10,409,474
1,925,000	3.363		06/06/24	1,930,378
3,200,000	3.000	(b)	05/15/26	3,140,554
$900,000	4.685		12/15/44	984,146
Thermo Fisher Scientific, Inc.(a)
1,100,000	3.650		12/15/25	1,128,843
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,310,154

				19,887,730

Insurance – 2.9%
AIA Group Ltd.(a)(b)
2,125,000	3.200		03/11/25	2,116,649
American International Group, Inc.
400,000	3.900	(a)	04/01/26	414,803
700,000	6.250		05/01/36	903,526
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	416,450
Arch Capital Group Ltd.
645,000	7.350		05/01/34	880,156
MetLife, Inc.
2,275,000	3.600		04/10/24	2,380,042
400,000	4.050		03/01/45	419,501
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,018,050
The Chubb Corp.(a)(c)(3M USD LIBOR + 2.250%)
868,000	3.609		03/29/67	861,490
The Hartford Financial Services Group, Inc.
400,000	5.950		10/15/36	509,457
376,000	6.625		03/30/40	523,015
200,000	6.625		04/15/42	270,983
The Northwestern Mutual Life Insurance Co.(a)(b)
800,000	3.850		09/30/47	811,005
XLIT Ltd.
998,000	4.450		03/31/25	1,020,757

				12,545,884

Internet(a) – 2.4%
Amazon.com, Inc.
6,300,000	3.875	(b)	08/22/37	6,684,926
2,200,000	4.950		12/05/44	2,674,242
Expedia, Inc.
850,000	3.800		02/15/28	821,360

				10,180,528

Machinery-Diversified(a) – 0.3%
Roper Technologies, Inc.
1,275,000	3.800		12/15/26	1,314,848

Media – 3.0%
21st Century Fox America, Inc.
650,000	6.150		03/01/37	851,268

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
21st Century Fox America, Inc. – (continued)
	$700,000	6.150%		02/15/41	$ 929,278
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	1,175,000	3.579		07/23/20	1,196,903
	5,175,000	4.464		07/23/22	5,399,332
	100,000	6.384		10/23/35	116,763
Comcast Corp.
	1,375,000	4.250		01/15/33	1,498,702
	600,000	6.400		03/01/40	817,474
	525,000	3.400	(a)	07/15/46	496,732
	363,000	3.999	(a)	11/01/49	371,720
	244,000	4.049	(a)	11/01/52	249,668
Time Warner Cable LLC(a)
	500,000	5.875		11/15/40	542,495
	300,000	5.500		09/01/41	312,686

					12,783,021

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
	800,000	4.950		11/15/21	853,617
	825,000	4.250		10/25/22	864,435
Yamana Gold, Inc.(a)
	150,000	4.625		12/15/27	149,625
					1,867,677

Miscellaneous Manufacturing – 0.1%
General Electric Co.
	269,000	5.875		01/14/38	347,867

Oil Field Services – 6.3%
Anadarko Petroleum Corp.
	4,025,000	8.700		03/15/19	4,315,527
	1,540,000	3.450	(a)	07/15/24	1,533,628
	425,000	5.550	(a)	03/15/26	476,843
	525,000	6.450		09/15/36	643,026
Apache Corp.(a)
	525,000	2.625		01/15/23	514,834
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.(a)(b)
	1,475,000	4.080		12/15/47	1,500,171
BP Capital Markets PLC(a)
	1,025,000	3.119		05/04/26	1,035,993
Canadian Natural Resources Ltd.(a)
	1,375,000	3.850		06/01/27	1,403,420
ConocoPhillips Co.(a)
	660,000	3.350		11/15/24	679,500
	1,650,000	4.950		03/15/26	1,872,877
	725,000	4.150		11/15/34	770,354
Devon Energy Corp.(a)
	1,320,000	3.250		05/15/22	1,342,697
Dolphin Energy Ltd.(b)
	63,072	5.888		06/15/19	64,728
Halliburton Co.(a)
	1,400,000	3.800		11/15/25	1,454,973
	900,000	5.000		11/15/45	1,033,523
Petroleos Mexicanos
	170,000	5.500		02/04/19	175,312
	422,000	6.375		02/04/21	458,925
EUR	1,370,000	5.125		03/15/23	1,910,910
	$1,722,000	6.875		08/04/26	1,950,165

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos – (continued)
$200,000	6.500	%(b)	03/13/27	$ 219,000
20,000	5.500		06/27/44	18,475
180,000	5.625		01/23/46	166,950
110,000	6.750	(b)	09/21/47	114,892
Pioneer Natural Resources Co.(a)
1,610,000	3.450		01/15/21	1,642,414
575,000	3.950		07/15/22	599,321
Reliance Industries Ltd.(b)
250,000	3.667		11/30/27	247,187
Suncor Energy, Inc.(a)
900,000	3.600		12/01/24	919,764

				27,065,409

Pharmaceuticals – 1.9%
AbbVie, Inc.(a)
1,800,000	2.850		05/14/23	1,796,055
Forest Laboratories LLC(a)(b)
1,550,000	5.000		12/15/21	1,657,688
Mylan NV(a)
1,900,000	3.950		06/15/26	1,915,897
300,000	5.250		06/15/46	328,713
Shire Acquisitions Investments Ireland DAC(a)
725,000	3.200		09/23/26	708,871
Teva Pharmaceutical Finance Netherlands III BV
660,000	2.200		07/21/21	602,890
1,510,000	2.800		07/21/23	1,314,924

				8,325,038

Pipelines – 6.2%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	504,087
Enbridge, Inc.(a)
750,000	2.900		07/15/22	745,461
1,000,000	3.500		06/10/24	1,011,186
Energy Transfer LP(a)
650,000	4.650		06/01/21	682,277
1,540,000	5.200		02/01/22	1,644,155
456,000	5.150		03/15/45	443,390
Enterprise Products Operating LLC(a)(c)
(3M USD LIBOR + 2.778%)
1,765,000	4.258		06/01/67	1,731,465
(3M USD LIBOR + 3.708%)
600,000	5.084		08/01/66	600,000
Kinder Morgan Energy Partners LP(a)
1,500,000	3.950		09/01/22	1,548,036
1,400,000	5.400		09/01/44	1,480,161
Magellan Midstream Partners LP(a)
300,000	4.200		03/15/45	293,142
400,000	4.250		09/15/46	404,847
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	402,331
1,250,000	3.850		10/15/23	1,244,063
1,819,000	4.650		10/15/25	1,874,464
530,000	5.150		06/01/42	516,063
500,000	4.700		06/15/44	467,426
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	2,086,184
2,025,000	5.625		03/01/25	2,227,500
Valero Energy Partners LP(a)
1,325,000	4.375		12/15/26	1,384,886

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Western Gas Partners LP(a)
$775,000	5.450%		04/01/44	$ 823,525
Williams Partners LP
3,630,000	3.600	(a)	03/15/22	3,713,166
150,000	6.300		04/15/40	184,491
275,000	4.900	(a)	01/15/45	291,740
181,000	5.100	(a)	09/15/45	199,059

				26,503,105

Real Estate Investment Trust – 3.4%
American Campus Communities Operating Partnership LP(a)
1,600,000	4.125		07/01/24	1,666,533
American Tower Corp.
1,625,000	3.300	(a)	02/15/21	1,654,795
1,550,000	5.000		02/15/24	1,697,819
Crown Castle International Corp.(a)
450,000	3.200		09/01/24	445,334
DDR Corp.(a)
550,000	3.500		01/15/21	558,321
HCP, Inc.(a)
1,225,000	2.625		02/01/20	1,229,394
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,224,569
Life Storage LP(a)
225,000	3.875		12/15/27	224,172
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	694,103
Realty Income Corp.(a)
500,000	3.650		01/15/28	503,687
Select Income REIT(a)
1,125,000	3.600		02/01/20	1,131,978
VEREIT Operating Partnership LP(a)
1,225,000	4.875		06/01/26	1,293,906
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(b)
2,150,000	2.700		09/17/19	2,161,608

				14,486,219

Retailing – 2.2%
Alimentation Couche-Tard, Inc.(a)(b)
725,000	2.700		07/26/22	718,336
225,000	3.550		07/26/27	224,792
CVS Health Corp.(a)
475,000	2.875		06/01/26	455,411
4,150,000	5.125		07/20/45	4,756,290
The Home Depot, Inc.
400,000	5.875		12/16/36	541,283
Walgreen Co.
2,300,000	3.100		09/15/22	2,309,194
Walgreens Boots Alliance, Inc.(a)
375,000	4.650		06/01/46	395,043

				9,400,349

Semiconductors – 1.9%
Analog Devices, Inc.(a)
495,000	4.500		12/05/36	533,610
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)(b)
1,975,000	3.000		01/15/22	1,958,271
2,175,000	3.625		01/15/24	2,162,787
NVIDIA Corp.(a)
625,000	3.200		09/16/26	626,886

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Semiconductors – (continued)
NXP BV/NXP Funding LLC(b)
$1,167,000	4.125%		06/15/20	$ 1,195,043
1,700,000	4.125		06/01/21	1,734,000

				8,210,597

Software(a) – 1.6%
Fidelity National Information Services, Inc.
1,627,000	4.500		10/15/22	1,741,587
Microsoft Corp.
275,000	4.100		02/06/37	307,040
Oracle Corp.
1,425,000	3.250		11/15/27	1,449,175
1,400,000	4.300		07/08/34	1,555,886
825,000	3.800		11/15/37	865,236
675,000	4.000		11/15/47	718,796

				6,637,720

Telecommunication Services – 10.4%
AT&T, Inc.
1,875,000	3.000	(a)	06/30/22	1,878,331
7,897,000	3.600	(a)	02/17/23	8,078,393
600,000	3.950	(a)	01/15/25	614,318
6,650,000	3.400	(a)	05/15/25	6,537,950
300,000	6.000	(a)	08/15/40	339,508
250,000	5.150		03/15/42	259,392
Cisco Systems, Inc.
800,000	5.900		02/15/39	1,093,755
525,000	5.500		01/15/40	694,681
Telefonica Emisiones SAU
4,890,000	5.462		02/16/21	5,289,571
Verizon Communications, Inc.
3,725,000	2.946		03/15/22	3,747,689
3,450,000	2.450	(a)	11/01/22	3,381,765
7,450,000	5.150		09/15/23	8,289,196
2,400,000	3.500	(a)	11/01/24	2,443,025
1,225,000	3.376	(b)	02/15/25	1,229,627
325,000	4.272		01/15/36	323,310
375,000	5.250		03/16/37	412,381
75,000	4.862		08/21/46	78,122

				44,691,014

Transportation – 0.7%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	569,699
825,000	5.750	(a)	05/01/40	1,075,006
Norfolk Southern Corp.(a)
200,000	4.650		01/15/46	228,411
Union Pacific Corp.(a)
1,100,000	3.375		02/01/35	1,114,146

				2,987,262

Trucking & Leasing(a)(b) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,275,000	3.375		02/01/22	2,317,592

TOTAL CORPORATE OBLIGATIONS (Cost $376,981,236)				$384,076,883

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
Republic of Colombia
	$1,221,000	4.000	%(a)	02/26/24	$ 1,266,787
	1,492,000	6.125		01/18/41	1,797,860
Republic of Indonesia
	200,000	3.700	(b)	01/08/22	205,500
	387,000	5.875		01/15/24	440,696
	430,000	4.125		01/15/25	446,663
EUR	510,000	3.375		07/30/25	690,708
	$350,000	4.350	(b)	01/08/27	370,125
EUR	400,000	3.750		06/14/28	552,531
	$470,000	6.750		01/15/44	625,100
United Mexican States
	1,810,000	6.050		01/11/40	2,127,202
	410,000	4.750		03/08/44	412,563
	680,000	5.750	(d)	10/12/10	717,230

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $8,603,665)					$ 9,652,965

Municipal Debt Obligations(a) – 3.0%
California – 1.9%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 678,796
California State GO Bonds Build America Taxable Series 2010
	2,320,000	7.625		03/01/40	3,629,524
California State University RB Build America Bonds Series 2010
	2,825,000	6.484		11/01/41	3,889,460

					8,197,780

Illinois – 1.0%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
	1,775,000	5.720		12/01/38	2,308,033
Illinois State GO Bonds Build America Series 2010
	1,625,000	6.630		02/01/35	1,803,295

					4,111,328

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414		01/01/40	540,232

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,458,530)					$ 12,849,340

U.S. Treasury Obligations – 1.6%
United States Treasury Inflation Indexed Bonds
	$1,512,570	0.375%		07/15/27	$ 1,505,279
	1,034,010	2.500		01/15/29	1,255,360
	239,439	1.000		02/15/46	256,099
	398,522	0.875		02/15/47	414,594
United States Treasury Notes
	2,240,000	2.125		11/30/24	2,210,634
	1,110,000	2.250		12/31/24	1,104,106

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,685,035)					$ 6,746,072

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(e) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,247,314	1.228%	$ 4,247,314
(Cost $4,247,314)

TOTAL INVESTMENTS – 97.5% (Cost $405,975,780)		$417,572,574

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		10,586,560

NET ASSETS – 100.0%		$428,159,134

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $69,961,483, which represents approximately 16.3% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is that which is in effect on December 31, 2017.

(d)	Actual maturity date is October 12, 2110.

(e)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Westpac Banking Corp.	USD	3,133,037	EUR	2,625,545	$3,156,245	01/31/18	$(23,208)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	101	03/20/18	$16,933,281	$89,584
2 Year U.S Treasury Notes	88	03/29/18	18,841,625	(39,501)

Total				$50,083

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(27)	03/20/18	(3,606,187)	16,435
5 Year U.S. Treasury Notes	(109)	03/29/18	(12,661,883)	46,977
10 Year U.S Treasury Notes	(114)	03/20/18	(14,141,344)	52,255
20 Year U.S. Treasury Bonds	(16)	03/20/18	(2,448,000)	(4,749)

Total				$110,918

TOTAL				$161,001

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	1.855%(c)	08/06/20	$8,920	$(66,589)	$(38,130)	$(28,459)
3M LIBOR(b)	2.139(c)	11/20/20	20,350	(58,142)	(13,056)	(45,086)
2.142%(c)	3M LIBOR(b)	07/03/23	1,460	11,807	(754)	12,561
2.275(c)	3M LIBOR(b)	11/20/23	8,970	31,984	7,779	24,205
3M LIBOR(b)	2.378(c)	07/03/28	4,100	(24,288)	66	(24,354)
2.346(c)	3M LIBOR(b)	08/06/28	2,380	22,309	455	21,854
2.560(c)	3M LIBOR(b)	07/03/48	1,720	(2,890)	62	(2,952)

TOTAL				($85,809)	$(43,578)	$(42,231)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FUTURES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar	MS & Co. Int. PLC	98.00	06/15/2018	16	$40,000	$12,300	$4,436	$7,864

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 71.3%
Argentina – 5.2%
City of Buenos Aires Argentina (NR/B2)(a)(Argentina Deposit Rates + 3.250%)
ARS	46,190,000	25.435%		03/29/24	$ 2,415,040
Provincia de Buenos Aires (NR/B2)(a)(Argentina Deposit Rates + 3.830%)
	8,920,000	25.361		05/31/22	481,227
Republic of Argentina (NR/NR)
	12,300,000	1.000		06/21/18	582,632
	17,000,000	0.010		07/18/18	791,758
	84,630,000	27.277	(a)	06/21/20	4,831,341
Republic of Argentina (NR/B2)
	7,240,000	22.750		03/05/18	385,005
	14,800,000	16.000		10/17/23	791,629
	300,000	15.500		10/17/26	16,144
Republic of Argentina (NR/B3)
EUR	660,000	3.375		01/15/23	807,707
	580,000	5.250		01/15/28	723,721
	100,000	6.250		11/09/47	121,658
Republic of Argentina (B+/NR)(b)(c)
	$890,000	7.125		06/28/17	919,147
Republic of Argentina (B+/B2)
EUR	1,110,000	5.000		01/15/27	1,378,394
	60,000	2.260	(d)	12/31/38	52,463
	$180,000	2.500	(d)	12/31/38	132,300
Republic of Argentina (NR/NR)(a)(Argentina Deposit Rates + 2.000%)
ARS	3,075,000	24.225		04/03/22	162,624
Republic of Argentina (B+/NR)(a)
(Argentina Deposit Rates + 2.500%)
	2,175,000	24.226		03/11/19	117,224
(Argentina Deposit Rates + 3.250%)
	22,050,000	24.809		03/01/20	1,206,574

					15,916,588

Brazil – 8.0%
Brazil Notas do Tesouro Nacional (BB/Ba2)
BRL	7,889,000	10.000		01/01/23	2,406,418
	57,287,000	10.000		01/01/25	17,231,096
	11,049,000	10.000		01/01/27	3,295,198
	3,681,885	6.000		08/15/40	1,195,234

					24,127,946

Chile – 3.4%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	705,000,000	4.500		02/28/21	1,172,994
	1,525,000,000	5.000		03/01/35	2,467,026
Bonos de la Tesoreria de la Republica en Pesos (NR/Aa3)
CLF	1,740,000,000	4.500		03/01/21	2,893,834
	705,000,000	4.500		03/01/26	1,144,820
Republic of Chile (A+/Aa3)
	1,504,000,000	5.500		08/05/20	2,557,660

					10,236,334

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Colombia – 6.6%
Republic of Colombia (NR/NR)
COP	1,173,551,655	3.300%		03/17/27	$ 402,905
	8,612,600,000	7.000		06/30/32	2,907,449
Republic of Colombia (NR/Baa2)
	1,851,000,000	4.375	(e)	03/21/23	583,575
	45,427,806	3.500		05/07/25	16,012
Republic of Colombia (BBB/Baa2)
	889,700,000	5.000		11/21/18	299,032
	7,011,024,726	3.500		03/10/21	2,448,990
	14,450,600,000	7.000		05/04/22	5,070,667
	14,704,600,000	10.000		07/24/24	5,929,800
	6,432,800,000	7.500		08/26/26	2,292,252
	100,000	6.000		04/28/28	32

					19,950,714

Czech Republic – 1.3%
Czech Republic Government Bond (NR/NR)
CZK	28,570,000	0.250		02/10/27	1,191,287
	39,770,000	2.500		08/25/28	2,005,832
Czech Republic Government Bond (AA/A1)
	14,410,000	4.200		12/04/36	874,004

					4,071,123

Dominican Republic – 1.2%
Dominican Republic (NR/NR)
DOP	39,400,000	11.375		07/06/29	918,343
	65,300,000	12.000		03/05/32	1,553,869
Dominican Republic (BB-/Ba3)(b)
	$1,100,000	6.850		01/27/45	1,236,878

					3,709,090

Hungary – 3.1%
Hungary Government Bond (BBB-/NR)
HUF	96,820,000	2.500		10/27/21	396,496
	990,480,000	3.000		06/26/24	4,178,987
	1,020,660,000	5.500		06/24/25	4,963,273

					9,538,756

Malaysia – 5.7%
Malaysia Government Bond (NR/NR)
MYR	6,060,000	3.743		08/26/21	1,493,458
	4,770,000	4.245		09/30/30	1,127,556
Malaysia Government Bond (NR/A3)
	6,180,000	3.580		09/28/18	1,533,950
	2,470,000	3.759		03/15/19	615,109
	6,290,000	5.734		07/30/19	1,616,300
	5,560,000	4.378		11/29/19	1,404,496
	1,590,000	3.480		03/15/23	386,380
	990,000	4.498		04/15/30	243,742
	3,250,000	4.254		05/31/35	766,239
	2,270,000	4.736		03/15/46	549,386
Malaysia Government Investment Issue (NR/NR)
	3,030,000	3.508		05/15/18	749,308
	3,950,000	3.872		08/30/18	979,898

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Malaysia – (continued)
Malaysia Government Investment Issue (NR/NR) – (continued)
MYR	5,880,000	3.399%		11/30/18	$ 1,455,073
	3,910,000	3.558		04/30/19	969,409
	2,440,000	4.045		08/15/24	599,382
	3,420,000	4.786		10/31/35	840,308
Malaysia Government Investment Issue (NR/A3)
	7,610,000	4.295		10/31/18	1,895,734

					17,225,728

Mexico – 1.6%
United Mexican States (A-/A3)
MXN	48,039,700	10.000		12/05/24	2,752,306
	26,424,400	7.500		06/03/27	1,327,658
	16,479,400	8.500		05/31/29	887,488
	287,700	7.750		11/13/42	14,539

					4,981,991

Peru – 3.6%
Republic of Peru (NR/NR)
PEN	1,484,000	6.714		02/12/55	487,423
Republic of Peru (NR/A3)
	8,099,000	6.350	(b)	08/12/28	2,726,612
	7,090,000	6.150	(b)	08/12/32	2,314,246
	8,178,000	6.850		02/12/42	2,741,525
Republic of Peru (A-/A3)
	714,000	5.700		08/12/24	237,156
	911,000	8.200		08/12/26	343,636
	393,000	6.950		08/12/31	137,812
	5,192,000	6.900		08/12/37	1,795,466

					10,783,876

Romania – 1.6%
Republic of Romania (NR/NR)
RON	4,500,000	5.850		04/26/23	1,257,470
	9,020,000	3.250		04/29/24	2,206,736
	1,520,000	4.750		02/24/25	404,061
	3,620,000	5.800		07/26/27	1,035,087

					4,903,354

Russia – 7.8%
Russian Federation Bond (NR/NR)
RUB	60,140,000	7.100		10/16/24	1,038,807
	198,040,000	7.750		09/16/26	3,513,616
	659,910,000	8.500		09/17/31	12,386,726
	315,745,000	7.700		03/23/33	5,486,155
Russian Federation Bond (BBB-/Ba1)
	68,150,000	7.050		01/19/28	1,149,934

					23,575,238

South Africa – 11.9%
Republic of South Africa (BB+/Baa3)
ZAR	55,200,000	8.000		01/31/30	4,068,530
	76,700,000	8.250		03/31/32	5,652,037
	107,240,000	8.875		02/28/35	8,155,418

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (BB+/Baa3) – (continued)
ZAR	12,100,000	6.250%	03/31/36	$ 703,268
	131,940,000	8.500	01/31/37	9,570,345
	17,130,000	9.000	01/31/40	1,287,599
	20,110,000	6.500	02/28/41	1,144,647
	66,964,300	8.750	01/31/44	4,869,132
	8,236,300	8.750	02/28/48	600,483

				36,051,459

Thailand – 4.4%
Thailand Government Bond (NR/Baa1)
THB	47,280,000	1.875	06/17/22	1,455,150
	212,486,131	1.250	03/12/28	6,318,571
	69,580,000	3.775	06/25/32	2,357,308
Thailand Government Bond (A-/Baa1)
	22,850,000	3.650	12/17/21	753,210
	34,890,000	3.850	12/12/25	1,194,921
	40,580,000	3.650	06/20/31	1,367,696

				13,446,856

Turkey – 5.6%
Republic of Turkey (NR/NR)
TRY	8,300,000	9.400	07/08/20	2,027,648
	3,760,000	9.200	09/22/21	900,694
	13,750,000	10.700	08/17/22	3,448,836
	260,000	8.000	03/12/25	56,794
	18,980,000	10.600	02/11/26	4,751,885
	5,910,000	11.000	02/24/27	1,509,268
	9,770,000	10.500	08/11/27	2,437,023
Republic of Turkey (NR/Ba1)
	7,210,000	11.000	03/02/22	1,832,183

				16,964,331

Uruguay – 0.3%
Republic of Uruguay (NR/NR)(b)
UYU	11,125,000	8.500	03/15/28	380,644
Republic of Uruguay (BBB/Baa2)
	10,866,031	4.375	12/15/28	425,012

				805,656

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $208,991,439)				$216,289,040

Corporate Obligations – 2.8%
Argentina(b) – 0.4%
Banco Macro SA (NR/B2)
ARS	21,350,000	17.500%	05/08/22	$ 1,098,180

Peru(b)(e) – 0.5%
Banco de Credito del Peru (NR/Baa1)
PEN	4,800,000	4.850	10/30/20	1,478,489

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
South Africa – 1.2%
Transnet SOC Ltd. (BB+/Baa3)
ZAR	48,000,000	10.000%		03/30/29	$ 3,669,764

Venezuela – 0.7%
Petroleos de Venezuela SA (NR/NR)
	$10,130,000	6.000		10/28/22	1,848,725
Petroleos de Venezuela SA (D/NR)(f)
	430,000	6.000		05/16/24	96,320
	1,050,000	6.000		11/15/26	234,150

					2,179,195

TOTAL CORPORATE OBLIGATIONS (Cost $11,797,803)					$ 8,425,628

Structured Notes – 10.5%
Colombia – 0.5%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%		07/25/24	$ 1,704,183

Egypt – 2.4%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
EGP	16,950,000	0.000	(b)(g)	01/25/18	941,669
	23,100,000	1.000		02/08/18	1,274,502
	5,100,000	0.000	(g)	03/08/18	277,583
	45,950,000	0.000	(b)(g)	05/10/18	2,426,511
Arab Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(b)(g)
	25,100,000	0.000		06/07/18	1,305,482
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)(g)
	12,650,000	0.000		02/15/18	692,555
	7,100,000	0.000		07/26/18	362,767

					7,281,069

Indonesia(b) – 7.6%
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)
IDR	15,000,000,000	7.500		08/19/32	1,161,139
	15,500,000,000	8.250		05/19/36	1,268,944
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	30,566,000,000	8.375		03/15/24	2,498,448
	124,662,000,000	6.625		05/17/33	8,912,632
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	94,292,000,000	9.000		03/19/29	8,152,131
	4,000,000,000	8.750		05/19/31	342,215
	8,000,000,000	8.375		03/17/34	658,191

					22,993,700

TOTAL STRUCTURED NOTES (Cost $36,350,699)					$ 31,978,952

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(e) – 0.2%
Puerto Rico – 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CC/Ca)
$70,000	6.000%	07/01/44	$ 44,537
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CC/Ca)
60,000	5.750	07/01/37	36,975
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (D/Ca)(f)
70,000	5.500	07/01/32	15,750
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (D/Ca)(f)
45,000	5.875	07/01/36	10,125
170,000	5.750	07/01/38	38,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (D/Ca)(f)
45,000	6.000	07/01/34	10,069
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (D/Ca)(f)
40,000	5.625	07/01/32	9,000
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (D/Ca)(f)
20,000	5.500	07/01/26	4,500
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (D/Ca)(f)
80,000	5.125	07/01/31	18,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (D/Ca)(f)
20,000	5.000	07/01/34	4,500
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (D/Ca)(f)
30,000	5.250	07/01/27	6,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (D/Ca)(g)
85,000	0.000	08/01/35	2,636
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (D/Ca)(g)
215,000	0.000	08/01/37	5,992
175,000	0.000	08/01/38	4,568
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (D/Ca)(f)
90,000	5.250	08/01/27	8,775
210,000	5.750	08/01/37	20,475
60,000	6.375	08/01/39	5,850
15,000	6.500	08/01/44	1,463
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (D/Ca)(f)
475,000	6.250	08/01/33	41,562
290,000	5.500	08/01/37	28,275
540,000	5.375	08/01/39	52,650
105,000	5.500	08/01/42	10,238
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (D/Ca)(f)
240,000	5.375	08/01/38	23,400
265,000	5.250	08/01/41	25,837
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (D/Ca)(f)
485,000	5.000	08/01/43	47,287
175,000	5.250	08/01/43	17,063

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations (e) – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (D/Ca)(f)
$305,000	5.500%	08/01/28	$ 29,737

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,816,148)			$ 524,264

U.S. Treasury Obligation – 0.2%
United States Treasury Bond
$500,000	3.625%	08/15/43	$ 583,650

Shares	Distribution Rate		Value
Investment Company(h) – 4.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,058,784	1.228%		$ 14,058,784
(Cost $14,058,784)

TOTAL INVESTMENTS — 89.6% (Cost $274,588,422)			$271,860,318

OTHER ASSETS IN EXCESS OF LIABILITIES — 10.4%			31,470,892

NET ASSETS — 100.0%			$303,331,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is that which is in effect on December 31, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $38,876,880, which represents approximately 12.8% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(c)	Actual maturity date is June 28, 2117.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2017.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security is currently in default and/or non-income producing.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound

EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	9,801,909	USD	521,819	$525,656	01/02/18	$3,837
	BRL	13,796,397	USD	4,118,593	4,142,988	02/02/18	24,395
	CLP	655,704,148	USD	1,012,000	1,065,493	01/04/18	53,493
	CLP	2,591,557,260	USD	3,981,581	4,211,176	01/05/18	229,595
	CLP	1,995,819,754	USD	3,053,720	3,243,126	01/11/18	189,406
	CLP	1,747,072,132	USD	2,680,389	2,838,921	01/16/18	158,531
	CLP	655,704,148	USD	1,063,385	1,065,493	01/22/18	2,108
	CNH	13,449,202	USD	2,021,889	2,055,488	03/21/18	33,599
	CNY	35,610,805	USD	5,375,968	5,465,935	01/12/18	89,967
	CNY	7,957,140	USD	1,218,085	1,218,845	02/05/18	760
	COP	3,218,289,081	USD	1,075,991	1,076,305	01/19/18	314
	CZK	154,952,588	EUR	5,809,897	7,278,174	01/03/18	305,927
	CZK	50,723,426	EUR	1,977,521	2,391,723	03/21/18	7,274
	EGP	8,007,570	USD	390,613	446,580	01/24/18	55,967
	EGP	9,750,821	USD	538,422	542,849	01/29/18	4,427
	EUR	212,484	HUF	66,080,148	256,208	03/21/18	11
	EUR	33,109,179	USD	39,247,471	39,922,262	03/21/18	674,791
	HUF	4,805,530,243	EUR	15,409,672	18,631,328	03/21/18	50,711
	HUF	1,511,666,693	USD	5,794,238	5,860,822	03/21/18	66,584
	IDR	112,832,875,651	USD	8,302,437	8,336,083	01/11/18	33,646
	IDR	76,290,008,583	USD	5,585,023	5,635,937	01/12/18	50,914
	IDR	125,152,140,000	USD	9,189,713	9,243,261	01/16/18	53,548
	IDR	9,369,801,598	USD	688,096	691,885	01/19/18	3,789
	IDR	50,035,096,000	USD	3,688,000	3,691,592	02/02/18	3,592
	IDR	76,678,304,766	USD	5,601,290	5,650,575	02/20/18	49,285
	INR	12,054,870	USD	185,889	188,861	01/05/18	2,973
	INR	550,279,818	USD	8,524,399	8,620,112	01/08/18	95,712
	INR	562,976,032	USD	8,643,791	8,803,200	01/25/18	159,405
	INR	591,307,578	USD	9,111,944	9,239,421	02/02/18	127,479
	INR	361,975,510	USD	5,560,091	5,648,366	02/15/18	88,274
	INR	324,794,469	USD	5,040,537	5,062,390	02/26/18	21,852
	KRW	9,023,523,391	USD	8,292,506	8,457,048	01/16/18	164,542
	KRW	748,261,797	USD	690,724	701,339	01/22/18	10,615
	KRW	1,764,918,011	USD	1,631,313	1,654,323	01/26/18	23,009
	MXN	39,571,916	USD	1,975,674	1,983,450	03/21/18	7,776
	PHP	81,655,208	USD	1,629,206	1,635,580	01/03/18	6,375
	PHP	22,491,110	USD	443,000	450,479	01/05/18	7,479
	PHP	60,076,607	USD	1,182,940	1,203,196	01/08/18	20,256
	PHP	56,659,118	USD	1,118,861	1,133,318	02/22/18	14,457
	PLN	172,650,968	EUR	40,802,722	49,614,842	03/21/18	415,887
	RON	8,072,857	USD	2,050,666	2,072,107	03/21/18	21,441
	RUB	1,277,377,786	USD	21,546,764	21,987,438	02/12/18	440,673
	SGD	1,768,614	USD	1,315,254	1,324,047	03/21/18	8,793
	THB	345,960,182	USD	10,474,131	10,621,590	01/19/18	147,460
	TRY	32,776,107	USD	7,989,213	8,441,979	03/21/18	452,766
	TWD	36,192,001	USD	1,210,946	1,217,927	01/02/18	6,980
	TWD	89,953,683	USD	3,000,957	3,042,954	01/23/18	41,996
	TWD	18,642,226	USD	624,530	630,824	01/26/18	6,294
	TWD	36,006,590	USD	1,218,085	1,219,460	02/05/18	1,375
	TWD	37,501,422	USD	1,258,141	1,274,056	03/08/18	15,915
	USD	530,406	ARS	9,801,909	525,656	01/02/18	4,750
	USD	414,396	ARS	7,301,662	390,192	01/08/18	24,204
	USD	399,359	ARS	7,161,200	380,227	01/19/18	19,132

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	662,437	ARS	12,202,084	$629,298	03/15/18	$33,139
	USD	150,036	ARS	2,798,168	144,238	03/16/18	5,798
	USD	1,999,514	BRL	6,614,392	1,993,359	01/03/18	6,155
	USD	8,159,576	BRL	26,873,521	8,069,982	02/02/18	89,593
	USD	4,214,600	CLP	2,591,557,260	4,211,175	01/05/18	3,424
	USD	2,091,344	CLP	1,286,488,880	2,090,492	01/22/18	851
	USD	1,061,726	CLP	652,763,812	1,060,643	02/05/18	1,083
	USD	14,665,851	HKD	113,456,623	14,546,743	03/27/18	119,108
	USD	3,825,000	HKD	29,629,081	3,801,847	05/11/18	23,153
	USD	13,517,381	MXN	262,738,582	13,169,161	03/21/18	348,220
	USD	637,202	PEN	2,064,660	636,273	01/16/18	929
	USD	424,771	TWD	12,542,203	424,660	02/02/18	110
	USD	1,805,143	ZAR	22,570,064	1,802,123	03/22/18	3,020
	ZAR	149,604,155	USD	11,441,927	11,945,252	03/22/18	503,328

TOTAL							$5,642,252

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	9,801,910	USD	552,273	$525,657	01/02/18	$(26,617)
	ARS	21,260,806	USD	1,187,131	1,136,151	01/08/18	(50,980)
	ARS	19,610,096	USD	1,072,000	1,037,571	01/25/18	(34,429)
	ARS	13,639,988	USD	749,420	720,017	01/29/18	(29,404)
	ARS	12,945,702	USD	694,852	682,971	01/31/18	(11,882)
	ARS	21,283,970	USD	1,141,618	1,122,296	02/01/18	(19,322)
	ARS	13,735,213	USD	734,111	721,311	02/09/18	(12,799)
	ARS	9,258,610	USD	495,510	484,744	02/15/18	(10,766)
	ARS	8,745,776	USD	469,320	456,738	02/20/18	(12,582)
	ARS	16,352,164	USD	871,883	853,542	02/21/18	(18,341)
	ARS	11,525,158	USD	615,660	599,769	02/27/18	(15,891)
	ARS	18,656,888	USD	1,025,347	969,441	02/28/18	(55,906)
	ARS	17,046,175	USD	925,668	879,560	03/14/18	(46,107)
	ARS	18,934,665	USD	999,059	976,517	03/15/18	(22,542)
	ARS	13,821,109	USD	736,995	710,317	03/22/18	(26,678)
	ARS	10,949,634	USD	578,122	561,347	03/27/18	(16,775)
	BRL	13,228,784	USD	3,996,010	3,986,718	01/03/18	(9,292)
	BRL	81,923,893	USD	25,248,438	24,601,325	02/02/18	(647,111)
	CLP	2,591,557,260	USD	4,215,559	4,211,175	01/22/18	(4,384)
	CZK	587,908,288	EUR	23,098,687	27,721,186	03/21/18	(130,663)
	EUR	5,874,521	CZK	154,952,588	7,049,799	01/03/18	(228,374)
	EUR	1,341,141	HUF	417,327,832	1,617,116	03/21/18	(888)
	EUR	1,583,374	PLN	6,700,548	1,909,194	03/21/18	(16,347)
	HKD	113,456,624	USD	14,620,887	14,546,743	03/27/18	(74,144)
	HKD	29,629,081	USD	3,820,002	3,801,847	05/11/18	(18,155)
	KRW	1,298,488,445	USD	1,217,409	1,217,247	02/05/18	(162)
	MXN	692,627,457	USD	36,227,084	34,716,341	03/21/18	(1,510,743)
	MYR	2,618,198	USD	645,592	643,487	02/22/18	(2,105)
	PHP	40,827,604	USD	816,879	816,650	02/22/18	(229)
	PLN	3,795,305	EUR	904,789	1,090,660	03/21/18	(314)
	RUB	70,356,584	USD	1,218,085	1,211,044	02/12/18	(7,041)
	SGD	1,626,302	USD	1,218,085	1,217,508	03/21/18	(577)
	USD	521,819	ARS	9,801,910	525,657	01/02/18	(3,836)
	USD	1,987,169	BRL	6,614,392	1,993,359	01/03/18	(6,190)
	USD	657,312	BRL	2,190,814	657,890	02/02/18	(578)
	USD	1,063,074	CLP	655,704,148	1,065,493	01/04/18	(2,418)
	USD	2,976,500	CLP	1,897,647,616	3,083,601	01/16/18	(107,101)
	USD	4,682,677	CLP	2,903,209,280	4,717,597	01/22/18	(34,920)
	USD	1,968,768	CLP	1,285,586,074	2,088,403	02/22/18	(119,635)
	USD	3,023,079	CNH	20,132,748	3,076,958	03/21/18	(53,879)
	USD	1,400,212	CNY	9,286,925	1,425,458	01/12/18	(25,247)
	USD	3,263,149	COP	9,837,306,335	3,289,927	01/19/18	(26,778)
	USD	7,607,127	CZK	163,401,081	7,704,725	03/21/18	(97,599)
	USD	1,179,608	IDR	16,100,155,000	1,186,453	02/20/18	(6,844)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	1,845,202	INR	119,095,904	$1,865,633	01/08/18	$(20,431)
	USD	991,965	INR	64,279,355	1,004,391	02/02/18	(12,426)
	USD	329,053	INR	21,342,353	333,032	02/15/18	(3,979)
	USD	5,654,365	KRW	6,171,269,757	5,783,852	01/16/18	(129,487)
	USD	1,015,030	KRW	1,099,886,010	1,030,913	01/22/18	(15,884)
	USD	2,066,000	KRW	2,209,959,913	2,071,624	02/02/18	(5,624)
	USD	1,601,795	PEN	5,284,257	1,628,465	01/16/18	(26,671)
	USD	382,330	PEN	1,257,004	387,322	01/19/18	(4,992)
	USD	1,634,575	PHP	81,655,208	1,635,580	01/03/18	(1,006)
	USD	1,994,090	PHP	102,650,144	2,054,317	02/09/18	(60,227)
	USD	1,413,203	PHP	71,964,865	1,439,470	02/22/18	(26,267)
	USD	1,058,192	RUB	62,563,948	1,080,101	01/24/18	(21,908)
	USD	1,678,621	RUB	99,637,891	1,715,061	02/12/18	(36,441)
	USD	1,400,212	SGD	1,892,354	1,416,684	03/21/18	(16,472)
	USD	6,785,320	TRY	26,997,968	6,953,734	03/21/18	(168,412)
	USD	1,210,053	TWD	36,192,001	1,217,927	01/02/18	(7,873)
	USD	11,364,985	TWD	341,073,844	11,537,848	01/23/18	(172,863)
	USD	2,644,885	TWD	78,348,102	2,652,751	02/02/18	(7,866)
	USD	6,795,478	TWD	204,374,000	6,923,551	02/08/18	(128,073)
	USD	8,018,857	TWD	239,753,042	8,145,261	03/08/18	(126,403)
	USD	19,019,991	ZAR	261,553,892	20,883,964	03/22/18	(1,863,973)
	ZAR	26,159,000	USD	2,099,452	2,088,685	03/22/18	(10,767)

TOTAL							$(6,414,620)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	50	03/20/18	$8,382,812	$48,434
2 Year U.S Treasury Notes	39	03/29/18	8,350,266	(17,418)
10 Year U.S Treasury Notes	66	03/20/18	8,187,094	3,707

Total				$34,723

Short position contracts:
Eurodollars	(14)	12/17/18	(3,424,925)	8,204
5 Year U.S. Treasury Notes	(45)	03/29/18	(5,227,383)	11,070
20 Year U.S. Treasury Bonds	(112)	03/20/18	(17,136,000)	27,937

Total				$47,211

TOTAL FUTURES CONTRACTS				$81,934

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)(f)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M Brazilian Interbank Deposit Average(a)	11.590%	Bank of America Securities LLC	01/04/21	BRL	12,630		$238,328	$—	$238,328
Mexico Interbank TIIE 28 Days(b)	8.010	Barclays Bank PLC	06/29/27	MXN	213,930	(a)	(33,902)	—	(33,902)
1M Brazilian Interbank Deposit Average	14.460	Citibank NA	01/02/18	BRL	17,340		221,120	—	221,120
	9.853(a)	Citibank NA	01/02/20		5,050		46,823	—	46,823
	10.010(a)	Citibank NA	01/02/20		9,470		97,063	—	97,063

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)(f)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

11.605%(a)	1M Brazilian Interbank Deposit Average	Citibank NA	01/04/21	BRL	11,180		$(214,877)	$—	$(214,877)
	1.750%(c)	Citibank NA	03/21/21	THB	380,000	(a)	12,698	10,000	2,698
1M Brazilian Interbank Deposit Average	11.960	Credit Suisse International (London)	01/02/18		17,400		(73,380)	—	(73,380)
	11.120	Credit Suisse International (London)	01/02/18	BRL	23,240		(254,410)	—	(254,410)
5.110(d)	Colombia IBR Overnight Interbank	Credit Suisse International (London)	04/15/19		20,678,330		(75,773)	—	(75,773)
6.055(d)	Colombia IBR Overnight Interbank	Credit Suisse International (London)	05/02/24	COP	3,635,890		(39,209)	—	(39,209)
1M Brazilian Interbank Deposit Average	11.150	Deutsche Bank AG	01/02/18	BRL	9,840		(104,874)	—	(104,874)
13.927(a)	1M Brazilian Interbank Deposit Average	Deutsche Bank AG	01/04/21		11,360		(416,364)	—	(416,364)
1M Brazilian Interbank Deposit Average(a)	10.072	Deutsche Bank AG	01/02/23		273		952	—	952
13.855(a)	1M Brazilian Interbank Deposit Average	Deutsche Bank AG	01/02/23		7,260		(275,614)	—	(275,614)
14.195(a)	1M Brazilian Interbank Deposit Average	Deutsche Bank AG	01/02/23		7,350		(302,280)	—	(302,280)
13.602(a)	1M Brazilian Interbank Deposit Average	Deutsche Bank AG	01/02/23		17,590		(625,641)	—	(625,641)
12.340(e)	1M Brazilian Interbank Deposit Average(e)	Deutsche Bank AG	01/02/25		22,680		(457,500)	—	(457,500)
10.950(b)	1M BID Avg	Deutsche Bank Securities, Inc.	01/04/21	BRL	7,710		(118,479)	—	(118,479)
5.190(d)	Colombia IBR Overnight Interbank	JPMorgan Securities, Inc.	04/22/19		10,159,090		(46,549)	—	(46,549)
1M Brazilian Interbank Deposit Average(a)	9.865	JPMorgan Securities, Inc.	01/02/20	BRL	8,350		78,099	—	78,099
	9.965	JPMorgan Securities, Inc.	01/04/21		12,990		94,654	—	94,654
	9.115	Morgan Stanley & Co. International PLC	01/02/20		9,920		56,259	—	56,259
	11.870	Morgan Stanley & Co. International PLC	01/04/21		5,670		119,869	—	119,869
	11.845	Morgan Stanley & Co. International PLC	01/04/21		8,510		178,207	—	178,207
11.743(a)	1M Brazilian Interbank Deposit Average	Morgan Stanley & Co. International PLC	01/04/21		18,660		(382,120)	—	(382,120)
Mexico Interbank TIIE 28 Days(b)	5.630	Morgan Stanley & Co. International PLC	06/17/21	MXN	135,000		(487,139)	—	(487,139)
Columbia IBR Overnight Interbank(d)	6.055	MS & Co. Int. PLC	05/02/24	COP	3,635,890		39,209	(4,445)	43,654

TOTAL							$($2,724,830)	$5,555	$(2,730,385)

(a)	Payments made at Maturity
(b)	Payments made Monthly
(c)	Payments made Semi-Annually
(d)	Payments made Quarterly
(e)	Payments made Annually
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M Brazilian Interbank Deposit Average(a)	6.900%	01/02/19	BRL	4,800		$496	$82	$414
3M JIBAR(c)	7.330	03/21/20	ZAR	101,570	(a)	60,027	15,547	44,480
Mexico Interbank TIIE 28 Days(a)	7.550	03/17/21	MXN	141,300	(a)	(73,107)	(4,815)	(68,292)
Mexico Interbank TIIE 28 Days(a)	5.500	03/09/22		53,690		(236,803)	(50,823)	(185,980)
Mexico IB TIIE 28D(a)	6.750	12/14/22		101,905		(243,840)	(520,465)	276,625
Mexico Interbank TIIE 28 Days(a)	7.500	03/15/23	MXN	291,725	(a)	(238,339)	(133,210)	(105,129)
0.250%(c)	6M EURO(d)	03/21/23	EUR	580	(a)	4,237	592	3,645
2.570(c)	6M WIBOR(d)	03/21/23	PLN	18,320	(a)	(1,889)	300	(2,189)
5.955(a)	Mexico Interbank TIIE 28 Days	11/20/24	MXN	54,290		297,382	19	297,363
5.660(a)	Mexico Interbank TIIE 28 Days	01/24/25		20,280		130,049	15	130,034
Mexico Interbank TIIE 28 Days(a)	7.600	03/12/25	MXN	226,400	(a)	(212,141)	(93,894)	(118,247)
0.500(c)	6M EURO(d)	03/21/25	EUR	330	(a)	3,186	550	2,636
7.500(a)	Mexico Interbank TIIE 28 Days	06/09/27	MXN	34,390		56,905	(44,976)	101,881
2.960(c)	6M WIBOR(d)	12/22/27	PLN	1,880		(1,226)	8	(1,234)
2.957(c)	6M WIBOR(d)	12/27/27		3,680		(1,915)	16	(1,931)
Mexico Interbank TIIE 28 Days(a)	7.700	03/08/28	MXN	8,675	(a)	(9,443)	(2,596)	(6,847)
1.000(c)	6M EURO(d)	03/21/28	EUR	900	(a)	(7,488)	(14,147)	6,659

TOTAL						($473,909)	$(847,797)	$373,888

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Payments made semi-annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Credit Spread at December 31, 2017(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 4.250%, 10/28/18(b)	(1.000)%	0.149	Bank of America Securities LLC	06/20/19	1,160	$(17,806)	$(2,140)	$(15,666)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.266	Bank of America Securities LLC	12/20/20	2,320	(56,139)	15,500	(71,639)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.331	Bank of America Securities LLC	06/20/21	70	(1,778)	569	(2,347)
People’s Republic of China, 4.250%, 10/28/18(b)	(1.000)	0.126	Barclays Bank PLC	03/20/19	3,170	(34,880)	(2,948)	(31,932)
People’s Republic of China, 4.250%, 10/28/18(b)	(1.000)	0.126	Citibank NA	03/20/19	22,180	(244,041)	(30,813)	(213,228)
People’s Republic of China, 4.250%, 10/28/18(b)	(1.000)	0.149	Citibank NA	06/20/19	44,310	(568,193)	(77,850)	(490,343)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.266	Citibank NA	12/20/20	3,400	(73,678)	26,458	(100,136)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.331	Citibank NA	06/20/21	3,810	(87,136)	27,738	(114,874)
People’s Republic of China, 4.250%, 10/28/18(b)	(1.000)	0.149	JPMorgan Securities, Inc.	06/20/19	1,630	(20,901)	(3,230)	(17,671)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.331	JPMorgan Securities, Inc.	06/20/21	250	(5,718)	1,771	(7,489)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.331	UBS AG (London)	06/20/21	280	(6,404)	856	(7,260)

TOTAL						$(1,116,674)	$(44,089)	$(1,072,585)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made Quarterly

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

PURCHASED OPTIONS ON FUTURES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Eurodollar	MS & Co. Int. PLC	98.00	06/15/2018	20	$50,000	$15,375	$5,545	$9,830

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
Colombia IBR Overnight IB	— Colombia IBR Overnight Interbank
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 0.0%
Uruguay – 0.0%
Republic of Uruguay (BBB/Baa2)
$47	4.375%		12/15/28	$ 2
(Cost $2)

Corporate Obligations – 5.8%
Argentina(a)(b) – 0.3%
Cablevision SA (NR/B2)
$70,000	6.500%		06/15/21	$ 74,463

Colombia(b) – 0.3%
Colombia Telecomunicaciones SA ESP (B+/NR)
71,000	8.500		03/30/49	76,059

Dominican Republic(a)(b) – 0.9%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
200,000	6.750		03/30/29	218,500

Japan(a)(b)(c) – 1.1%
Universal Entertainment Corp. (NR/NR)(PIK+ 8.500%)
257,884	8.500		08/24/20	264,305

Mongolia(b) – 0.3%
Energy Resources LLC (NR/NR)
54,111	8.000		09/30/22	56,435
45,135	0.000	(c)(d)	10/01/99	24,147

				80,582

Peru – 2.9%
Abengoa Transmision Sur SA (BBB/NR)(a)
198,740	6.875		04/30/43	219,608
Corp. Lindley SA (BBB/NR)
290,000	6.750		11/23/21	320,506
150,000	4.625		04/12/23	155,867

				695,981

TOTAL CORPORATE OBLIGATIONS (Cost $1,333,692)				$ 1,409,890

Shares	Distribution Rate	Value
Investment Companies(e) – 89.6%
Goldman Sachs Emerging Markets Debt Fund
430,120	0.037%	$ 5,552,846
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,692,691	1.228	10,692,691
Goldman Sachs Local Emerging Markets Debt Fund
848,313	0.062	5,590,382

TOTAL INVESTMENT COMPANIES (Cost $21,764,771)		$21,835,919

TOTAL INVESTMENTS – 95.4% (Cost $23,098,465)		$23,245,811

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		1,129,797

NET ASSETS – 100.0%		$24,375,608

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $776,876, which represents approximately 3.2% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Pay-in-kind securities.

(d)	Security is currently in default and/or non-income producing.

(e)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	ARS	603,566	USD	32,132	$32,368	01/02/18	$236
	BRL	418,739	USD	125,123	125,746	02/02/18	623
	CLP	40,171,598	USD	62,000	65,277	01/04/18	3,277
	CLP	159,588,207	USD	245,186	259,324	01/05/18	14,137
	CLP	118,681,057	USD	181,589	192,852	01/11/18	11,263
	CLP	108,853,274	USD	167,008	176,882	01/16/18	9,873
	CLP	36,109,251	USD	58,147	58,659	02/22/18	512
	CNH	1,242,528	USD	186,869	189,900	03/21/18	3,030
	CNY	1,589,243	USD	239,849	243,934	01/12/18	4,085
	CZK	15,890,628	EUR	595,797	746,388	01/03/18	31,394
	EGP	525,087	USD	25,614	29,284	01/24/18	3,670
	EGP	584,151	USD	32,256	32,521	01/29/18	265
	EUR	13,047	HUF	4,057,554	15,732	03/21/18	1
	EUR	59,528	USD	70,388	71,438	01/03/18	1,050
	EUR	1,947,183	USD	2,312,089	2,347,867	03/21/18	35,777
	HKD	10,999,666	USD	1,408,317	1,410,156	03/21/18	1,839
	HUF	342,338,581	EUR	1,098,083	1,327,267	03/21/18	3,226
	HUF	28,631,904	USD	110,197	111,008	03/21/18	811
	IDR	8,877,774,767	USD	654,385	655,890	01/11/18	1,505
	IDR	4,695,745,894	USD	343,755	346,900	01/12/18	3,144
	IDR	17,358,229,000	USD	1,274,576	1,282,013	01/16/18	7,437
	IDR	1,626,672,000	USD	119,468	120,117	01/19/18	649
	IDR	4,669,165,288	USD	341,074	344,080	02/20/18	3,006
	INR	704,186	USD	10,859	11,032	01/05/18	174
	INR	28,876,534	USD	447,387	452,349	01/08/18	4,962
	INR	20,518,008	USD	312,322	320,838	01/25/18	8,516
	INR	26,584,227	USD	407,517	415,389	02/02/18	7,872
	INR	13,566,184	USD	207,573	211,690	02/15/18	4,116
	KRW	315,316,850	USD	289,940	295,522	01/16/18	5,582
	KRW	100,251,514	USD	91,221	93,968	01/25/18	2,748
	KRW	308,662,276	USD	285,455	289,459	03/13/18	4,004
	MYR	2,527,217	USD	620,176	621,332	03/13/18	1,156
	PEN	278,065	USD	84,634	85,692	01/16/18	1,058
	PHP	2,514,015	USD	50,321	50,358	01/02/18	37
	PHP	2,514,015	USD	50,000	50,357	01/03/18	357
	PHP	1,370,790	USD	27,000	27,456	01/05/18	456
	PHP	3,650,383	USD	71,879	73,108	01/08/18	1,229
	PHP	6,326,421	USD	125,626	126,609	02/09/18	983
	PHP	4,491,400	USD	89,115	89,839	02/22/18	724
	PHP	5,563,553	USD	109,984	111,171	03/13/18	1,188
	PLN	8,418,290	EUR	1,989,515	2,419,170	03/21/18	20,260
	RON	420,881	USD	106,912	108,030	03/21/18	1,118
	RUB	2,158,759	USD	36,755	37,269	01/24/18	514
	RUB	54,833,788	USD	924,314	943,852	02/12/18	19,537
	SGD	110,891	USD	82,393	83,017	03/21/18	624
	THB	4,661,788	USD	140,657	143,125	01/19/18	2,468
	TRY	1,656,827	USD	403,430	426,740	03/21/18	23,310
	TWD	2,171,520	USD	72,657	73,076	01/02/18	419
	TWD	13,864,172	USD	463,902	468,997	01/23/18	5,095
	TWD	13,978,026	USD	468,904	473,532	02/08/18	4,628
	TWD	11,975,081	USD	403,066	406,836	03/08/18	3,770
	TWD	1,931,028	USD	65,051	65,639	03/13/18	589
	USD	33,995	ARS	603,566	32,368	01/02/18	1,627
	USD	48,444	ARS	864,039	46,173	01/08/18	2,270
	USD	60,774	ARS	1,097,580	58,073	01/25/18	2,701

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	22,385	ARS	404,838	$21,370	01/29/18	$1,015
	USD	44,020	ARS	798,084	42,104	01/31/18	1,916
	USD	73,069	ARS	1,325,621	69,900	02/01/18	3,170
	USD	46,301	ARS	844,162	44,332	02/09/18	1,970
	USD	31,874	ARS	581,843	30,463	02/15/18	1,411
	USD	29,955	ARS	548,824	28,662	02/20/18	1,293
	USD	53,659	ARS	983,710	51,347	02/21/18	2,312
	USD	122,960	ARS	2,263,938	117,815	02/27/18	5,145
	USD	159,460	ARS	2,941,386	152,839	02/28/18	6,621
	USD	40,143	ARS	739,429	38,135	03/15/18	2,008
	USD	123,599	BRL	408,866	123,219	01/03/18	380
	USD	1,958,639	BRL	6,494,599	1,950,295	02/02/18	8,345
	USD	1,576,971	HKD	12,230,099	1,567,898	03/21/18	9,074
	USD	527,677	MXN	10,170,538	509,776	03/21/18	17,902
	USD	85,817	PEN	278,065	85,692	01/16/18	125
	ZAR	13,923,968	USD	1,077,259	1,111,768	03/22/18	34,509

TOTAL							$372,098

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	603,566	USD	34,007	$32,368	01/02/18	$(1,639)
	ARS	864,040	USD	47,692	46,174	01/08/18	(1,519)
	ARS	1,097,580	USD	60,000	58,073	01/25/18	(1,927)
	ARS	404,838	USD	22,497	21,370	01/29/18	(1,127)
	ARS	798,085	USD	42,836	42,104	01/31/18	(733)
	ARS	1,325,621	USD	71,103	69,900	02/01/18	(1,204)
	ARS	844,162	USD	45,118	44,332	02/09/18	(787)
	ARS	581,843	USD	31,140	30,463	02/15/18	(677)
	ARS	548,824	USD	29,451	28,662	02/20/18	(790)
	ARS	983,710	USD	52,451	51,347	02/21/18	(1,103)
	ARS	2,263,938	USD	121,966	117,815	02/27/18	(4,151)
	ARS	2,941,387	USD	161,167	152,839	02/28/18	(8,327)
	ARS	739,428	USD	39,520	38,135	03/15/18	(1,385)
	BRL	817,732	USD	247,142	246,438	01/03/18	(704)
	BRL	6,075,861	USD	1,873,157	1,824,550	02/02/18	(48,606)
	COP	374,680,960	USD	125,732	125,306	01/19/18	(426)
	CZK	42,788,434	EUR	1,678,875	2,017,570	03/21/18	(6,777)
	EUR	606,670	CZK	15,890,628	728,043	01/03/18	(18,346)
	EUR	603,888	CZK	15,474,624	728,154	03/21/18	(1,509)
	EUR	1,173,653	HUF	366,912,930	1,415,164	03/21/18	(7,381)
	EUR	1,995,793	PLN	8,418,290	2,406,479	03/21/18	(12,691)
	HKD	1,230,434	USD	158,000	157,742	03/21/18	(258)
	MXN	10,170,538	USD	526,466	509,775	03/21/18	(16,691)
	MYR	232,670	USD	57,371	57,184	02/22/18	(187)
	THB	8,180,199	USD	251,234	251,146	01/19/18	(88)
	USD	32,131	ARS	603,566	32,368	01/02/18	(236)
	USD	122,836	BRL	408,866	123,219	01/03/18	(383)
	USD	64,692	CLP	40,171,598	65,277	01/04/18	(586)
	USD	256,986	CLP	159,588,207	259,324	01/05/18	(2,339)
	USD	191,128	CLP	118,681,057	192,852	01/11/18	(1,724)
	USD	173,428	CLP	108,853,274	176,882	01/16/18	(3,454)
	USD	55,298	CLP	36,109,251	58,659	02/22/18	(3,360)
	USD	186,575	CNH	1,242,529	189,900	03/21/18	(3,325)
	USD	240,044	CNY	1,589,242	243,935	01/12/18	(3,892)
	USD	124,326	COP	374,680,960	125,306	01/19/18	(980)
	USD	1,271,593	CZK	27,313,810	1,287,907	03/21/18	(16,314)
	USD	29,204	EGP	525,087	29,284	01/24/18	(80)
	USD	32,444	EGP	584,151	32,521	01/29/18	(77)
	USD	100,428	EUR	84,366	101,245	01/03/18	(816)
	USD	1,138,777	EUR	953,127	1,149,258	03/21/18	(10,481)
	USD	652,298	IDR	8,877,774,767	655,889	01/11/18	(3,591)
	USD	346,039	IDR	4,695,745,894	346,899	01/12/18	(860)
	USD	1,279,162	IDR	17,358,229,000	1,282,013	01/16/18	(2,851)

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	119,829	IDR	1,626,672,000	$120,117	01/19/18	$(288)
	USD	343,069	IDR	4,669,165,288	344,080	02/20/18	(1,011)
	USD	10,974	INR	704,186	11,032	01/05/18	(59)
	USD	449,228	INR	28,876,534	452,350	01/08/18	(3,122)
	USD	319,123	INR	20,518,008	320,838	01/25/18	(1,715)
	USD	412,726	INR	26,584,228	415,389	02/02/18	(2,663)
	USD	210,530	INR	13,566,184	211,691	02/15/18	(1,160)
	USD	893	JPY	100,704	894	01/04/18	(1)
	USD	288,881	KRW	315,316,850	295,522	01/16/18	(6,641)
	USD	92,389	KRW	100,251,514	93,968	01/25/18	(1,579)
	USD	284,665	KRW	308,662,276	289,459	03/13/18	(4,794)
	USD	57,125	MYR	232,670	57,184	02/22/18	(59)
	USD	620,526	MYR	2,527,217	621,332	03/13/18	(806)
	USD	50,020	PHP	2,514,015	50,358	01/02/18	(338)
	USD	27,250	PHP	1,370,790	27,456	01/05/18	(206)
	USD	72,558	PHP	3,650,384	73,109	01/08/18	(551)
	USD	122,880	PHP	6,326,421	126,609	02/09/18	(3,729)
	USD	88,204	PHP	4,491,400	89,839	02/22/18	(1,635)
	USD	110,128	PHP	5,563,553	111,172	03/13/18	(1,044)
	USD	107,531	RON	420,881	108,030	03/21/18	(499)
	USD	36,491	RUB	2,158,759	37,269	01/24/18	(777)
	USD	930,503	RUB	54,833,789	943,851	02/12/18	(13,348)
	USD	82,047	SGD	110,891	83,017	03/21/18	(971)
	USD	392,841	THB	12,841,987	394,272	01/19/18	(1,430)
	USD	415,810	TRY	1,656,826	426,741	03/21/18	(10,929)
	USD	72,603	TWD	2,171,520	73,076	01/02/18	(471)
	USD	461,415	TWD	13,864,172	468,997	01/23/18	(7,584)
	USD	464,772	TWD	13,978,026	473,532	02/08/18	(8,759)
	USD	400,185	TWD	11,975,081	406,836	03/08/18	(6,651)
	USD	64,996	TWD	1,931,028	65,639	03/13/18	(643)
	USD	997,171	ZAR	13,923,968	1,111,770	03/22/18	(114,599)

TOTAL							$(392,444)

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Mini MSCI Emerging Market	193	03/16/18	$11,229,705	$153,586
Ultra 10 Year U.S. Treasury Notes	2	03/20/18	267,125	(1,369)
5 Year U.S. Treasury Notes	6	03/29/18	696,985	1,052
20 Year U.S. Treasury Bonds	4	03/20/18	612,000	20

Total				$153,289

Short position contracts:
Ultra Long U.S. Treasury Bonds	(3)	03/20/18	(502,969)	(943)
10 Year U.S Treasury Notes	(7)	03/20/18	(868,328)	(857)

Total				$(1,800)

Total futures contracts				$151,489

Abbreviation:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 92.9%
Collateralized Mortgage Obligations – 5.5%
Interest Only(a) – 1.8%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
$95	5.250%	07/25/33	$ —
FHLMC REMIC Series 3852, Class SW(b)(-1x1M LIBOR + 6.000%)
617,506	4.750	05/15/41	93,285
FHLMC REMIC Series 4273, Class PS(b)(-1x1M LIBOR + 6.100%)
314,392	4.623	11/15/43	48,646
FHLMC REMIC Series 4286, Class SN(b)(-1x1M LIBOR + 6.000%)
4,435,126	4.523	12/15/43	718,374
FHLMC REMIC Series 4314, Class SE(b)(-1x1M LIBOR + 6.050%)
418,254	4.800	03/15/44	68,699
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
232,558	4.850	07/15/39	34,660
FHLMC REMIC Series 4326, Class GS(b)(-1x1M LIBOR + 6.050%)
527,794	4.573	04/15/44	85,792
FHLMC REMIC Series 4456, Class IO
290,405	4.500	10/15/44	57,586
FHLMC REMIC Series 4583, Class ST(b)(-1x1M LIBOR + 6.000%)
1,839,083	4.523	05/15/46	332,376
FHLMC STRIPS Series 304, Class C45
364,171	3.000	12/15/27	32,863
FNMA REMIC Series 2007-36, Class SN(b)(-1x1M LIBOR + 6.770%)
543,359	5.443	04/25/37	94,587
FNMA REMIC Series 2008-17, Class SI(b)(-1x1M LIBOR + 6.300%)
702,360	4.748	03/25/38	108,884
FNMA REMIC Series 2010-126, Class LS(b)(-1x1M LIBOR + 5.000%)
844,290	3.758	11/25/40	116,412
FNMA REMIC Series 2011-124, Class SC(b)(-1x1M LIBOR + 6.550%)
444,201	5.223	12/25/41	74,773
FNMA REMIC Series 2012-146, Class IO
2,306,202	3.500	01/25/43	427,108
FNMA REMIC Series 2012-88, Class SB(b)(-1x1M LIBOR + 6.670%)
515,926	5.343	07/25/42	90,911
FNMA REMIC Series 2013-121, Class SA(b)(-1x1M LIBOR + 6.100%)
472,985	4.773	12/25/43	70,503
FNMA REMIC Series 2013-96, Class SW(b)(-1x1M LIBOR + 6.100%)
253,773	4.773	09/25/43	38,596
FNMA REMIC Series 2014-87, Class MS(b)(-1x1M LIBOR + 6.250%)
139,132	4.923	01/25/45	21,438
FNMA REMIC Series 2015-20, Class ES(b)(-1x1M LIBOR + 6.150%)
712,956	4.823	04/25/45	128,332
FNMA REMIC Series 2015-28, Class PS(b)(-1x1M LIBOR + 5.600%)
1,629,332	4.273	08/25/44	225,640
FNMA REMIC Series 2015-79, Class SA(b)(-1x1M LIBOR + 6.250%)
531,653	4.923	11/25/45	84,227
FNMA REMIC Series 2015-82, Class MS(b)(-1x1M LIBOR + 5.700%)
470,584	4.373	11/25/45	64,007
FNMA REMIC Series 2016-3, Class IP
1,015,575	4.000	02/25/46	205,540
GNMA REMIC Series 2010-1, Class SD(b)(-1x1M LIBOR + 5.790%)
20,285	4.289	01/20/40	3,026
GNMA REMIC Series 2010-101, Class S(b)(-1x1M LIBOR + 6.000%)
1,282,825	4.499	08/20/40	197,247
GNMA REMIC Series 2010-20, Class SE(b)(-1x1M LIBOR + 6.250%)
514,493	4.749	02/20/40	82,935
GNMA REMIC Series 2010-31, Class SA(b)(-1x1M LIBOR + 5.750%)
317,056	4.249	03/20/40	45,253
GNMA REMIC Series 2010-85, Class SN(b)(-1x1M LIBOR + 5.940%)
50,303	4.439	07/20/40	8, 685

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2010-98, Class QS(b)(-1x1M LIBOR + 6.600%)
$153,879	5.099%	01/20/40	$ 18,635
GNMA REMIC Series 2011-17, Class SA(b)(-1x1M LIBOR + 6.100%)
194,439	4.599	09/20/40	26,036
GNMA REMIC Series 2011-61, Class CS(b)(-1x1M LIBOR + 6.680%)
54,943	5.179	12/20/35	1,447
GNMA REMIC Series 2013-113, Class SD(b)(-1x1M LIBOR + 6.700%)
228,739	5.209	08/16/43	38,336
GNMA REMIC Series 2013-124, Class CS(b)(-1x1M LIBOR + 6.050%)
1,835,247	4.549	08/20/43	299,128
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
118,527	4.599	09/20/43	18,516
GNMA REMIC Series 2013-152, Class SJ(b)(-1x1M LIBOR + 6.150%)
645,193	4.649	05/20/41	102,239
GNMA REMIC Series 2014-11, Class KI
319,753	4.500	12/20/42	39,739
GNMA REMIC Series 2014-117, Class SJ(b)(-1x1M LIBOR + 5.600%)
5,305,083	4.099	08/20/44	754,428
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
887,115	4.599	10/20/43	120,931
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
403,996	4.099	09/20/44	54,450
GNMA REMIC Series 2014-158, Class SA(b)(-1x1M LIBOR + 5.600%)
2,473,790	4.109	10/16/44	346,667
GNMA REMIC Series 2014-188, Class IB
1,517,822	4.000	12/20/44	227,304
GNMA REMIC Series 2014-41, Class SA(b)(-1x1M LIBOR + 6.100%)
133,836	4.599	03/20/44	21,326
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
1,707,524	4.209	08/20/45	234,110
GNMA REMIC Series 2015-111, Class IM
951,255	4.000	08/20/45	152,251
GNMA REMIC Series 2015-111, Class SM(b)(-1x1M LIBOR + 6.200%)
530,787	4.699	08/20/45	83,345
GNMA REMIC Series 2015-112, Class SB(b)(-1x1M LIBOR + 5.740%)
505,933	4.239	08/20/45	70,266
GNMA REMIC Series 2015-119, Class SN(b)(-1x1M LIBOR + 6.250%)
1,110,159	4.749	08/20/45	180,035
GNMA REMIC Series 2015-126, Class HS(b)(-1x1M LIBOR + 6.200%)
1,021,488	4.699	09/20/45	158,859
GNMA REMIC Series 2015-129, Class IC
580,754	4.500	09/16/45	106,160
GNMA REMIC Series 2015-168, Class SD(b)(-1x1M LIBOR + 6.200%)
272,724	4.699	11/20/45	42,465
GNMA REMIC Series 2015-57, Class AS(b)(-1x1M LIBOR + 5.600%)
3,069,305	4.099	04/20/45	410,199
GNMA REMIC Series 2015-64, Class SG(b)(-1x1M LIBOR + 5.600%)
1,411,794	4.099	05/20/45	223,680
GNMA REMIC Series 2015-72, Class JI
130,608	3.500	05/20/45	17,700
GNMA REMIC Series 2015-83, Class PI
216,912	3.500	06/20/45	30,044
GNMA REMIC Series 2015-90, Class PI
172,581	3.500	04/20/45	22,904
GNMA REMIC Series 2016-1, Class ST(b)(-1x1M LIBOR + 6.200%)
535,581	4.699	01/20/46	83,954
GNMA REMIC Series 2016-138, Class DI
329,787	4.000	10/20/46	55,601
GNMA REMIC Series 2016-27, Class IA
1,205,372	4.000	06/20/45	171,152
GNMA REMIC Series 2016-4, Class SM(b)(-1x1M LIBOR + 5.650%)
755,609	4.149	01/20/46	104,044

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2016-6, Class SB(b)(-1x1M LIBOR + 5.650%)
$621,300	4.149%	01/20/46	$ 87,033
GNMA REMIC Series 2017-139, Class IB
3,278,250	4.500	09/20/47	547,468
GNMA REMIC Series 2017-139, Class IM
2,201,704	4.500	09/20/47	365,458
GNMA REMIC Series 2017-38, Class AI
1,611,055	4.000	03/20/46	238,001
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
11,135	0.123	08/25/33	64
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
1,434	0.320	07/25/33	26

			9,014,386

Regular Floater(b) – 1.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
98,467	3.617	04/25/35	99,944
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
521,210	3.450	07/25/35	526,980
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
103,469	2.501	09/25/35	103,085
FNMA REMIC Series 2011-63, Class FG(1M LIBOR + 0.450%)
141,804	1.778	07/25/41	142,632
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.240%)
152,462	1.763	01/19/36	124,655
Impac CMB Trust Series 2004-08, Class 1A(1M USD LIBOR + 0.720%)
41,394	2.048	10/25/34	37,428
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
389,199	3.440	10/25/34	398,411
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(c)(1M USD LIBOR + 0.850%)
450,000	2.096	07/10/19	450,033
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(c)(1M USD LIBOR + 0.550%)
4,850,000	1.796	08/12/19	4,850,000
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
363,991	3.750	05/28/52	372,934

			7,106,102

Sequential Fixed Rate – 2.0%
FHLMC REMIC Series 2042, Class N
60,889	6.500	03/15/28	66,615
FHLMC REMIC Series 3748, Class D
548,964	4.000	11/15/39	568,792
FNMA REMIC Series 2000-16, Class ZG
186,435	8.500	06/25/30	221,543
FNMA REMIC Series 2005-59, Class KZ
992,440	5.500	07/25/35	1,096,485
FNMA REMIC Series 2011-52, Class GB
602,110	5.000	06/25/41	654,577
FNMA REMIC Series 2011-99, Class DB
658,263	5.000	10/25/41	715,739
FNMA REMIC Series 2012-111, Class B
102,303	7.000	10/25/42	117,644
FNMA REMIC Series 2012-153, Class B
385,512	7.000	07/25/42	444,346

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2017-87, Class EA
$5,861,420	3.000%	04/25/44	$ 5,862,785

			9,748,526

Sequential Floating Rate(b) – 0.3%
FHLMC REMIC Series 4103, Class BF(1M LIBOR + 0.350%)
938,278	1.600	12/15/38	939,553
Station Place Securitization Trust Series 2015-2, Class A(c)(1M USD LIBOR + 1.050%)
600,000	2.296	05/15/18	600,000

			1,539,553

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 27,408,567

Commercial Mortgage-Backed Securities(b) – 0.3%
Sequential Floating Rate – 0.3%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
$162,569	6.102%	12/10/49	$ 162,484
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(c)
1,287,110	4.869	02/15/44	1,367,252

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,529,736

Federal Agencies – 87.1%
Adjustable Rate FHLMC(b) – 0.0%
$12,902	2.971%	10/01/34	$ 13,497
25,973	3.395	09/01/33	27,259
47,463	3.029	04/01/33	49,969
20,180	2.853	11/01/34	21,243
19,498	3.093	02/01/35	20,576
68,038	3.138	06/01/35	71,693

			204,237

Adjustable Rate FNMA(b) – 0.2%
35,536	3.045	02/01/35	37,468
6,328	3.240	07/01/33	6,647
127,231	3.250	06/01/33	133,733
1,830	3.265	04/01/34	1,926
189,427	3.587	08/01/34	201,145
48,266	3.281	03/01/35	50,613
56,313	3.367	12/01/33	58,623
27,654	3.420	11/01/34	28,933
27,458	3.560	04/01/35	28,901
41,596	3.641	05/01/35	43,819
7,676	2.876	06/01/33	7,901
881	3.324	12/01/33	930
449	3.750	09/01/33	472
2,075	1.957	07/01/22	2,082
10,211	1.979	07/01/27	10,277
11,248	1.979	11/01/27	11,320
5,419	1.979	01/01/31	5,464
7,094	1.979	06/01/32	7,154
7,225	1.957	08/01/32	7,286
19,470	1.957	05/01/33	19,622
113,121	1.982	08/01/33	113,981

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
$3,884	1.979%	11/01/35	$ 3,916
26,265	1.979	12/01/37	26,443
16,880	1.979	01/01/38	16,992
14,453	1.979	11/01/40	14,570

			840,218

Adjustable Rate GNMA(b) – 0.2%
16,210	2.625	06/20/23	16,402
7,915	2.750	07/20/23	8,005
7,565	2.750	08/20/23	7,652
19,621	2.750	09/20/23	19,848
6,606	2.375	03/20/24	6,698
56,327	2.625	04/20/24	57,076
6,384	2.625	05/20/24	6,473
54,344	2.625	06/20/24	55,080
34,029	2.750	07/20/24	34,482
46,170	2.750	08/20/24	46,793
13,768	2.750	09/20/24	13,952
18,389	2.250	11/20/24	18,688
7,177	2.250	12/20/24	7,294
12,954	2.500	12/20/24	13,172
12,752	2.375	01/20/25	12,950
6,926	2.375	02/20/25	7,035
24,798	2.625	05/20/25	25,179
20,977	2.750	07/20/25	21,296
8,715	2.375	02/20/26	8,868
487	2.750	07/20/26	495
24,389	2.375	01/20/27	24,855
9,143	2.375	02/20/27	9,324
69,858	2.625	04/20/27	71,159
6,744	2.625	05/20/27	6,870
9,188	2.625	06/20/27	9,362
3,585	2.250	11/20/27	3,662
11,233	2.250	12/20/27	11,482
24,633	2.375	01/20/28	25,157
8,929	2.375	02/20/28	9,120
9,926	2.375	03/20/28	10,132
38,793	2.750	07/20/29	39,617
24,786	2.750	08/20/29	25,315
4,766	2.750	09/20/29	4,868
20,700	2.250	10/20/29	21,194
27,450	2.250	11/20/29	28,108
6,063	2.250	12/20/29	6,210
8,357	2.375	01/20/30	8,551
3,696	2.375	02/20/30	3,782
22,447	2.375	03/20/30	22,992
25,403	2.625	04/20/30	25,977
65,651	2.625	05/20/30	67,149
6,543	2.625	06/20/30	6,698
63,393	2.750	07/20/30	64,816
9,404	2.750	09/20/30	9,616
20,048	2.250	10/20/30	20,550

			924,004

FHLMC – 8.4%
658	5.000	01/01/18	665
2,196	5.000	02/01/18	2,221
3,333	5.000	03/01/18	3,371
4,882	5.000	04/01/18	4,936
424	4.500	05/01/18	430
4,583	5.000	05/01/18	4,662
1,574	5.000	06/01/18	1,592

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,851	5.000%	07/01/18	$ 1,863
608	5.000	08/01/18	617
628	5.000	09/01/18	636
4,285	5.000	10/01/18	4,351
4,129	5.000	11/01/18	4,187
2,658	5.000	12/01/18	2,711
293	5.000	01/01/19	299
159	5.000	02/01/19	161
27,494	5.500	04/01/20	28,112
167,372	4.500	08/01/23	177,867
30,243	7.000	04/01/31	32,828
462,287	7.000	09/01/31	505,625
223,596	7.000	04/01/32	259,661
315,320	7.000	05/01/32	365,454
12,447	4.500	07/01/33	13,327
356,554	4.500	08/01/33	381,779
732,567	4.500	09/01/33	784,401
71,091	4.500	10/01/33	76,120
89,694	5.000	10/01/33	97,761
11,346	5.500	12/01/33	12,766
116,336	5.500	04/01/35	128,716
4,451	5.000	07/01/35	4,859
2,930	4.500	08/01/35	3,123
13,056	4.500	09/01/35	13,925
5,459	4.500	10/01/35	5,812
104,301	5.000	12/01/35	114,107
53,859	5.500	01/01/36	60,081
192	5.500	02/01/36	214
2,129	5.000	02/01/37	2,332
31,034	6.000	08/01/37	34,994
27,582	6.000	09/01/37	31,102
12,039	6.000	10/01/37	13,572
81,905	6.000	11/01/37	92,365
87,832	6.000	12/01/37	99,035
41,211	4.500	01/01/38	43,972
3,052	5.500	01/01/38	3,367
87,749	6.000	01/01/38	98,978
24,484	6.000	02/01/38	27,610
5,548	6.000	03/01/38	6,262
28,677	6.000	04/01/38	32,360
11,962	6.000	05/01/38	13,504
1,677	4.500	06/01/38	1,783
24,495	6.000	06/01/38	27,636
17,622	6.000	07/01/38	19,890
13,612	6.000	08/01/38	15,366
64,825	4.500	09/01/38	69,585
89,883	6.000	09/01/38	101,382
20,507	6.000	10/01/38	23,147
2,009	6.000	11/01/38	2,268
1,456	6.000	12/01/38	1,645
396	4.500	01/01/39	422
69,134	6.000	01/01/39	78,017
36,233	4.500	02/01/39	38,668
9,145	6.000	02/01/39	10,323
364,979	7.000	02/01/39	424,464
13,940	4.500	03/01/39	14,937
5,613	6.000	03/01/39	6,334
3,368	4.500	04/01/39	3,609
2,751	6.000	04/01/39	3,105
113,231	4.500	05/01/39	121,329
266,516	5.000	05/01/39	289,001
311,106	4.500	06/01/39	333,352
6,242	4.500	07/01/39	6,688
573,767	5.000	07/01/39	623,143

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$7,916	4.500%	08/01/39	$ 8,482
15,498	4.500	09/01/39	16,606
4,088	4.500	10/01/39	4,381
2,799	4.500	11/01/39	3,000
9,681	4.500	12/01/39	10,373
10,975	4.500	01/01/40	11,760
7,643	4.500	04/01/40	8,189
34,810	6.000	04/01/40	39,274
12,280	4.500	05/01/40	13,157
69,690	6.000	05/01/40	78,558
23,862	4.000	06/01/40	25,175
16,355	4.500	06/01/40	17,524
12,219	4.500	07/01/40	13,092
2,607	4.500	08/01/40	2,793
25,437	5.000	08/01/40	27,559
26,147	5.000	10/01/40	28,442
247,412	4.000	02/01/41	260,515
70,550	4.500	02/01/41	75,568
11,820	4.500	03/01/41	12,659
28,622	4.500	04/01/41	30,652
28,582	4.500	05/01/41	30,609
54,465	4.500	06/01/41	58,330
3,328	5.000	06/01/41	3,602
141,566	4.500	08/01/41	151,608
149,067	4.500	09/01/41	159,718
92,742	4.000	10/01/41	98,027
17,815	4.000	11/01/41	18,774
8,716	4.500	12/01/41	9,334
947,849	4.000	03/01/42	998,175
105,326	4.500	03/01/42	112,798
58,093	3.000	05/01/42	58,466
519,907	3.500	06/01/42	536,575
1,192,945	4.500	06/01/42	1,279,433
145,622	3.000	08/01/42	146,666
182,501	3.500	08/01/42	187,378
62,978	3.000	10/01/42	63,438
374,758	3.500	10/01/42	384,772
802,848	3.000	11/01/42	808,963
275,867	3.500	11/01/42	283,238
1,375,708	3.000	12/01/42	1,386,321
2,474,645	3.000	01/01/43	2,493,744
224,462	3.000	02/01/43	225,751
3,229,157	3.500	04/01/43	3,336,123
3,340,281	3.500	08/01/43	3,448,491
1,452,936	4.000	08/01/43	1,531,883
892,869	4.000	01/01/44	940,173
918,232	3.500	02/01/44	942,766
688,910	3.500	06/01/44	713,237
23,542	4.000	11/01/44	24,909
105,000	3.500	02/01/45	108,840
155,869	3.500	03/01/45	161,568
901,954	3.500	06/01/45	932,536
714,885	3.500	10/01/45	738,900
6,967,226	3.500	03/01/46	7,195,970
675,345	3.500	05/01/46	696,766
4,796,705	4.000	04/01/47	5,062,585

			41,833,013

FNMA – 44.9%
7	5.500	01/01/18	7
2,740	5.000	03/01/18	2,744
251	5.500	04/01/18	251
171	5.500	05/01/18	172

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$10,841	5.000%	06/01/18	$ 10,900
699	5.000	09/01/18	704
136	5.500	02/01/19	137
1,345	5.500	04/01/19	1,358
148	5.500	05/01/19	149
2,201	5.500	07/01/19	2,230
8,347	5.500	08/01/19	8,534
4,149	5.500	09/01/19	4,245
7,518	5.500	10/01/19	7,687
3,388	5.500	11/01/19	3,475
2,374	5.500	12/01/19	2,419
9,224	5.500	02/01/20	9,429
20,870	4.500	03/01/20	21,193
5,196	5.500	01/01/21	5,357
9,703	7.000	09/01/21	10,125
40,237	7.000	06/01/22	42,516
15,565	7.000	07/01/22	16,307
1,311	4.500	04/01/23	1,371
387	7.000	01/01/29	387
1,616	7.000	09/01/29	1,654
4,817	7.000	08/01/31	5,242
509	7.000	03/01/32	583
1,299	7.000	04/01/32	1,394
2,425	7.000	06/01/32	2,464
320	7.000	07/01/32	322
42,181	6.000	01/01/33	48,173
1,818	6.000	02/01/33	2,050
568	5.500	07/01/33	629
16,029	5.000	08/01/33	17,337
4,877	5.500	09/01/33	5,401
16,574	5.500	02/01/34	18,350
4,553	5.500	03/01/34	5,041
7,899	5.000	04/01/34	8,608
7,937	5.500	04/01/34	8,796
30	5.500	06/01/34	33
25,943	5.500	07/01/34	28,724
4,944	5.500	08/01/34	5,504
17,582	5.500	10/01/34	19,464
3,432	5.500	11/01/34	3,805
121,414	5.500	12/01/34	134,538
128,021	6.000	04/01/35	144,802
9,749	5.500	05/01/35	10,798
4,083	5.500	06/01/35	4,530
5,211	5.000	07/01/35	5,664
9,013	5.500	07/01/35	10,009
4,322	5.500	08/01/35	4,793
7,164	5.500	09/01/35	7,956
212,809	5.000	10/01/35	232,765
2,386	5.500	10/01/35	2,637
75,188	6.000	10/01/35	85,335
2,049	5.500	12/01/35	2,283
1,832	6.000	12/01/35	2,079
349,778	5.000	01/01/36	382,578
86	5.500	02/01/36	95
10,740	5.500	04/01/36	11,885
2,273	6.000	04/01/36	2,576
300,022	4.500	07/01/36	321,715
21,332	5.500	07/01/36	23,586
30,708	4.500	12/01/36	32,890
2,571	5.500	02/01/37	2,856
11,559	5.500	04/01/37	12,889
57,078	6.000	04/01/37	64,044
58,102	5.000	06/01/37	63,291

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$143	5.500%	06/01/37	$ 159
2,758	5.500	07/01/37	3,064
335,913	5.500	08/01/37	371,223
95,423	6.500	10/01/37	110,311
40,646	6.000	11/01/37	45,890
177	5.500	12/01/37	197
354	5.500	02/01/38	396
3,945	5.500	03/01/38	4,387
43,668	5.000	04/01/38	47,419
17,633	5.500	04/01/38	19,652
4,408	5.500	05/01/38	4,914
1,572	5.500	06/01/38	1,747
775	5.500	07/01/38	862
1,938	5.500	08/01/38	2,155
1,843	5.500	09/01/38	2,048
51,917	6.000	09/01/38	58,779
13,924	5.500	12/01/38	15,405
545,861	5.000	01/01/39	595,398
82,914	6.000	01/01/39	93,938
223,139	6.500	01/01/39	258,826
314,986	4.500	02/01/39	337,742
5,118	5.500	02/01/39	5,710
6,562	4.500	03/01/39	7,060
239,601	7.000	03/01/39	277,359
9,242	4.500	05/01/39	9,943
6,911	5.500	06/01/39	7,678
6,973	4.500	07/01/39	7,502
5,982	4.000	08/01/39	6,310
15,627	4.500	09/01/39	16,756
21,383	4.500	10/01/39	22,927
6,027	5.500	11/01/39	6,697
49,610	4.500	02/01/40	53,399
8,211	4.500	03/01/40	8,804
14,816	3.500	04/01/40	15,319
118,497	4.500	04/01/40	127,043
42,571	4.500	06/01/40	45,835
392,178	5.000	06/01/40	424,769
30,062	5.000	07/01/40	32,561
8,374	4.500	09/01/40	9,016
19,243	3.500	12/01/40	19,895
7,340	4.500	12/01/40	7,870
128,354	4.500	01/01/41	137,674
34,451	4.500	04/01/41	36,942
59,091	4.500	06/01/41	63,323
49,024	4.500	07/01/41	52,568
211,417	4.500	08/01/41	226,759
217,877	4.500	09/01/41	233,770
197,548	3.500	10/01/41	204,354
182,659	4.500	10/01/41	195,637
105,949	3.500	11/01/41	109,507
150,034	4.500	11/01/41	160,695
190,757	3.500	12/01/41	196,971
81,346	4.500	12/01/41	87,172
176,626	3.500	01/01/42	182,711
97,961	4.500	01/01/42	104,961
367,437	3.500	02/01/42	379,315
430,619	3.500	03/01/42	444,529
843,703	4.000	03/01/42	888,405
20,705	4.500	03/01/42	22,163
84,705	3.500	04/01/42	87,459
151,005	4.000	04/01/42	159,006
31,222	4.500	04/01/42	33,383
33,751	3.500	05/01/42	34,841
591,334	3.500	06/01/42	610,593

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$540,071	3.500%	07/01/42	$ 556,643
496,548	3.500	08/01/42	511,602
113,249	3.000	09/01/42	114,037
424,603	3.500	09/01/42	437,544
367,241	3.500	10/01/42	379,634
32,450	3.500	11/01/42	33,325
716,818	4.500	11/01/42	770,775
686,133	3.000	12/01/42	691,045
1,166,578	3.500	12/01/42	1,204,566
150,217	3.000	01/01/43	151,661
16,886	3.500	01/01/43	17,341
57,466	3.000	02/01/43	58,018
791,419	3.500	02/01/43	815,903
1,392,550	3.000	03/01/43	1,405,932
1,841,192	3.500	03/01/43	1,902,658
1,528,651	3.000	04/01/43	1,543,340
2,005,504	3.500	04/01/43	2,070,112
621,843	2.500	05/01/43	604,247
1,893,464	3.000	05/01/43	1,911,659
920,655	3.500	05/01/43	950,515
64,122	3.000	06/01/43	64,738
1,234,418	3.500	06/01/43	1,275,973
570,658	3.000	07/01/43	576,141
9,872,875	3.500	07/01/43	10,185,254
3,292,907	3.500	08/01/43	3,399,240
66,442	3.500	09/01/43	68,773
207,985	3.500	11/01/43	214,704
965,492	3.500	01/01/44	992,849
69,364	3.500	08/01/44	71,404
143,652	3.500	09/01/44	148,362
176,586	3.500	10/01/44	183,332
71,703	4.000	10/01/44	75,263
27,803	3.500	12/01/44	28,561
73,930	5.000	12/01/44	79,602
47,043	3.500	01/01/45	48,781
691,918	4.000	02/01/45	728,152
202,048	3.500	03/01/45	209,246
566,601	4.000	03/01/45	599,335
286,560	4.000	04/01/45	303,116
2,920,348	4.500	04/01/45	3,163,901
1,222,270	3.500	05/01/45	1,268,582
327,759	4.500	05/01/45	355,350
919,791	4.000	11/01/45	963,536
218,411	4.000	01/01/46	228,799
992,095	3.500	03/01/46	1,029,066
591,233	4.000	03/01/46	619,271
154,645	3.500	04/01/46	160,359
1,051,054	3.500	05/01/46	1,084,803
384,640	4.000	06/01/46	402,839
98,378	4.000	08/01/46	103,033
624,965	4.000	10/01/46	654,533
4,565,042	3.000	11/01/46	4,569,679
1,999,801	3.000	12/01/46	2,001,519
1,797,019	3.000	01/01/47	1,798,282
999,900	3.000	02/01/47	1,000,603
2,853,015	4.500	02/01/47	3,040,960
999,900	3.000	04/01/47	1,000,603
167,598	3.000	08/01/47	167,716
35,383	3.000	09/01/47	35,408
999,900	3.000	10/01/47	1,000,603
999,900	3.000	11/01/47	1,000,603
19,000,690	3.000	12/01/47	19,014,049
434,846	3.000	01/01/48	435,152
56,000,014	4.500	01/01/48	59,629,078

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,842,226	3.500%	06/01/56	$ 1,889,148
4,074,589	3.500	07/01/56	4,177,409
6,506,655	4.000	07/01/56	6,847,563
9,181,785	3.500	08/01/56	9,413,952
5,787,707	3.500	10/01/56	5,952,276
4,929,736	4.000	02/01/57	5,174,162
4,000,000	3.500	TBA-30yr(d)	4,108,438
5,000,000	3.000	TBA-30yr(d)	5,001,172
1,000,000	5.000	TBA-30yr(d)	1,074,609
19,000,000	4.000	TBA-30yr(d)	19,872,813
10,000,000	4.500	TBA-30yr(d)	10,639,062

			223,903,882

GNMA – 33.4%
20,093	5.500	07/15/20	20,542
5,950	6.000	04/15/26	6,653
204	6.500	01/15/32	226
1,090	6.500	02/15/32	1,210
465,360	5.500	04/15/33	516,598
5,723	5.000	11/15/33	6,263
1,203	6.500	08/15/34	1,359
1,367	6.500	02/15/36	1,581
3,349	6.500	03/15/36	3,875
3,367	6.500	04/15/36	3,815
14,821	6.500	05/15/36	17,148
8,432	6.500	06/15/36	9,758
52,222	6.500	07/15/36	59,881
48,812	6.500	08/15/36	55,735
83,404	6.500	09/15/36	95,549
36,182	6.500	10/15/36	41,778
51,769	6.500	11/15/36	59,144
24,108	6.500	12/15/36	27,765
10,846	6.500	01/15/37	12,575
2,283	6.500	03/15/37	2,644
5,684	6.500	04/15/37	6,598
3,395	6.500	05/15/37	3,766
2,853	6.500	08/15/37	3,307
13,138	6.500	09/15/37	15,160
14,378	6.500	10/15/37	16,906
8,823	6.500	11/15/37	10,088
3,308	6.500	05/15/38	3,831
2,294	6.500	11/15/38	2,656
3,035	6.500	02/15/39	3,510
120,190	4.500	12/20/39	129,181
473,406	5.000	01/20/40	510,772
32,299	4.500	02/20/40	34,715
539,733	4.500	05/15/40	572,946
89,774	4.500	05/20/40	96,489
360,994	5.000	07/15/40	391,681
174,835	3.500	09/15/42	181,911
11,609,853	4.000	10/20/43	12,228,894
422,827	3.500	02/15/45	438,359
124,980	4.000	05/20/45	131,449
98,719	4.000	07/20/45	103,829
4,683,845	4.000	08/20/45	4,920,416
2,746,538	4.500	08/20/45	2,921,952
5,675,130	4.000	09/20/45	5,961,768
7,769,594	4.000	10/20/45	8,162,019

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$711,073	4.500%	10/20/45	$ 756,487
2,294,206	4.000	11/20/45	2,410,081
3,701,133	4.000	01/20/46	3,885,756
6,723,905	4.000	02/20/46	7,059,313
8,315,477	4.000	03/20/46	8,730,276
2,223,354	4.500	03/20/46	2,356,148
103,836	4.500	06/20/46	110,362
42,048	4.500	07/20/46	44,691
38,516	4.500	08/20/46	41,009
1,907,474	4.000	03/20/47	1,993,683
45,000,028	4.000	05/20/47	46,949,443
20,992,234	4.000	06/20/47	21,901,624
2,876,005	4.000	07/20/47	3,003,291
993,273	4.500	10/20/47	1,047,010
4,992,053	4.500	11/20/47	5,268,371
7,000,000	4.000	12/20/47	7,343,164
16,000,000	3.000	TBA-30yr(d)	16,147,501

			166,844,512

TOTAL FEDERAL AGENCIES			$434,549,866

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $464,811,530)			$463,488,169

Asset-Backed Securities(b) – 12.5%
Collateralized Loan Obligations(c) – 4.8%
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(3M USD LIBOR + 1.610%)
$2,600,000	2.914%	07/17/28	$ 2,609,326
Cent CLO Ltd. Series 2014-22A, Class A1R(3M USD LIBOR + 1.410%)
1,750,000	2.722	11/07/26	1,753,101
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
1,400,000	2.554	07/15/26	1,403,133
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(3M USD LIBOR + 1.390%)
1,450,000	2.704	07/25/27	1,450,921
Madison Park Funding XII Ltd. Series 2014-12A, Class AR(3M USD LIBOR + 1.260%)
1,550,000	2.567	07/20/26	1,552,240
Mountain View CLO Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 1.240%)
2,000,000	2.544	10/15/26	2,006,346
OCP CLO Ltd. Series 2014-5A, Class A1(3M USD LIBOR + 1.000%)
1,600,000	2.314	04/26/26	1,601,291
OFSI Fund VI Ltd. Series 2014-6A, Class A1(3M USD LIBOR + 1.030%)
2,100,000	2.334	03/20/25	2,099,173
Parallel Ltd. Series 2015-1A, Class A(3M USD LIBOR + 1.450%)
1,050,000	2.757	07/20/27	1,050,865
Shackleton CLO Ltd. Series 2014-5A, Class AR(3M USD LIBOR + 1.140%)
1,600,000	2.452	05/07/26	1,601,978
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A(3M USD LIBOR + 1.400%)
850,000	3.030	01/20/31	850,000
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B(3M USD LIBOR + 1.800%)
550,000	3.370	01/20/31	550,000

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b)– (continued)
Collateralized Loan Obligations(c) – (continued)
Thacher Park CLO Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 1.160%)
$2,450,000	2.467%	10/20/26	$ 2,459,160
Trinitas CLO III Ltd. Series 2015-3A, Class A2(3M USD LIBOR + 1.510%)
1,800,000	2.814	07/15/27	1,801,755
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1(3M USD LIBOR + 1.330%)
1,292,110	2.634	07/16/27	1,292,755

			24,082,044

Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(1M USD LIBOR + 0.280%)
56,132	1.530	02/15/34	51,232

Student Loan – 7.7%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1(1M USD LIBOR + 0.700%)
439,260	2.028	12/26/35	439,260
ECMC Group Student Loan Trust Series 2017-1A, Class A(c)(1M USD LIBOR + 1.200%)
3,650,873	2.529	12/27/66	3,692,948
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)(1M USD LIBOR + 0.800%)
754,769	2.129	06/25/26	755,251
Goal Capital Funding Trust Series 2010-1, Class A(c)(3M USD LIBOR + 0.700%)
1,911,044	2.017	08/25/48	1,896,404
Higher Education Funding I Series 2014-1, Class A(c)(3M USD LIBOR + 1.050%)
1,454,598	2.367	05/25/34	1,454,826
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,000,000	2.214	07/25/45	1,003,041
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
950,000	2.333	07/20/43	964,193
Navient Student Loan Trust Series 2016-5A, Class A(c)(1M USD LIBOR + 1.250%)
3,348,460	2.578	06/25/65	3,428,762
Nelnet Student Loan Trust Series 2006-1, Class A6(c)(3M USD LIBOR + 0.450%)
1,700,000	1.764	08/23/36	1,660,787
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
1,086,093	1.414	01/25/30	1,084,758
Nelnet Student Loan Trust Series 2006-2, Class A7(c)(3M EURIBOR + 0.580%)
2,450,000	0.219	01/25/37	2,411,326
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
647,720	2.214	07/25/41	645,474
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A3(3M USD LIBOR + 0.950%)
700,000	2.249	10/01/37	707,002
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2, Class A3(3M USD LIBOR + 0.850%)
1,100,000	2.149	07/01/32	1,102,681

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b)– (continued)
Student Loan – (continued)
PHEAA Student Loan Trust Series 2011-1A, Class A1(c)(3M USD LIBOR + 1.100%)
$2,381,380	2.428%	06/25/38	$ 2,420,396
PHEAA Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.150%)
1,251,701	2.478	09/25/65	1,270,829
PHEAA Student Loan Trust Series 2016-2A, Class A(c)(1M USD LIBOR + 0.950%)
1,436,816	2.278	11/25/65	1,439,386
SLM Student Loan Trust Series 2004-8A, Class A6(c)(3M USD LIBOR + 0.630%)
800,000	1.944	01/25/40	796,085
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
5,300,000	1.454	10/25/28	5,279,792
SLM Student Loan Trust Series 2005-5, Class A5(3M USD LIBOR + 0.750%)
350,000	2.064	10/25/40	347,761
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
575,067	1.424	07/25/25	574,902
SLM Student Loan Trust Series 2014-2, Class A2(1M USD LIBOR + 0.350%)
76,962	1.678	10/25/21	76,991
South Carolina Student Loan Corp. Series 2010-1, Class A3(3M USD LIBOR + 1.050%)
1,850,000	2.364	10/27/36	1,859,976
Utah State Board of Regents Series 2016-1, Class A(1M USD LIBOR + 0.750%)
2,751,964	2.078	09/25/56	2,752,341

			38,065,172

TOTAL ASSET-BACKED SECURITIES (Cost $61,694,925)			$ 62,198,448

Municipal Debt Obligation(b)(e) – 0.2%
New Hampshire – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
$1,150,000	2.164%	10/25/37	$ 1,145,195

U.S. Treasury Obligations – 1.6%
United States Treasury Bond
$3,900,000	2.875%	11/15/46	$ 4,001,517
United States Treasury Notes
2,490,000	2.000	09/30/24	2,458,850
1,350,000	2.250	12/31/24	1,342,831

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,815,318)			$ 7,803,198

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(f) – 2.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,429,488	1.228%	$ 13,429,488
(Cost $13,429,488)

TOTAL INVESTMENTS – 109.9% (Cost $548,891,177)		$548,064,498

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.9)%		(49,227,657)

NET ASSETS – 100.0%		$498,836,841

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is that which is in effect on December 31, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $52,949,263, which represents approximately 10.6% of net assets as of December 31, 2017 and the liquidity determination is unaudited.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $56,843,595 which represents approximately 11.4% of net assets as of December 31, 2017.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Represents an affiliated fund.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/22/18	$(27,000,000)	$(28,151,717)
GNMA	4.500	TBA-30yr	01/22/18	(6,000,000)	(6,295,313)

TOTAL (Proceeds Receivable: $34,483,750)					$(34,447,030)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	94	03/29/18	$10,919,422	$8,973
10 Year U.S Treasury Notes	226	03/20/18	28,034,594	(129,276)
20 Year U.S. Treasury Bonds	88	03/20/18	13,464,000	(26,472)
Ultra 10 Year U.S. Treasury Notes	119	03/20/18	15,893,937	(67,399)

Total				$(214,174)

Short position contracts:
2 Year U.S Treasury Notes	(37)	03/29/18	(7,922,047)	16,246
Ultra Long U.S. Treasury Bonds	(36)	03/20/18	(6,035,625)	(20,744)

Total				$(4,498)

TOTAL FUTURES CONTRACTS				$(218,672)

SWAP CONTRACTS — At December 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(c)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.855%(b)	08/06/20	$10,310	$(76,965)	$(44,078)	$(32,887)
3M LIBOR(a)	2.139(b)	11/20/20	23,790	(67,971)	(15,346)	(52,625)
2.142%(b)	3M LIBOR(a)	07/03/23	1,360	10,999	(465)	11,464
3M LIBOR(b)	2.275(a)	11/20/23	10,290	36,690	9,187	27,503
3M LIBOR(a)	2.378(b)	07/03/28	5,110	(30,271)	82	(30,353)
2.346(b)	3M LIBOR(a)	08/06/28	2,750	25,777	555	25,222
2.560(b)	3M LIBOR(a)	07/03/48	2,090	(3,513)	75	(3,588)

TOTAL				$(105,254)	$(49,990)	$(55,264)

(a)	Payments made Quarterly
(b)	Payments made Semi-Annually
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2017.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Protection Purchased:

Referenced Obligation	Rates (paid) received by Fund	Credit Spread at December 31, 2017	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments made (received)	Unrealized Gain (Loss)

Markit CMBX Series 10	(0.500)%	0.629%	Credit Suisse International (London)	11/17/59	9,000	$13,654	$271,686	$(258,032)

TOTAL						$13,654	$271,686	$(258,032)

(a)	Payments made Monthly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At December 31, 2017, the Fund had the following purchased options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Puts
Eurodollar Futures	MS & Co. Int. PLC	$98.00	06/15/2018	19	$47,500	$14,607	$5,268	$9,339

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair value and single source broker securities may be treated differently.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty. A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk.

A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2017:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,637,857,325	$—
Corporate Obligations	—	587,387,597	—
Structured Notes	—	33,740,135	—
Municipal Debt Obligations	—	5,842,576	—
U.S. Treasury Obligations	36,041,457	—	—
Investment Company	87,881,790	—	—
Total	$123,923,247	$2,264,827,633	$—
Liabilities
Reverse Repurchase Agreements	$—	$(3,240,000)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$20,849,715	$—
Futures Contracts(a)	365,879	—	—
Interest Rate Swap Contracts(a)	—	2,487,085	—
Credit Default Swap Contracts(a)	—	590,323	—
Options Purchased	136,838	—	—
Total	$502,717	$23,927,123	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(22,282,281)	$—
Futures Contracts	(950,738)	—	—
Interest Rate Swap Contracts	—	(1,950,501)	—
Credit Default Swap Contracts	—	(8,950,882)	—
Total	$(950,738)	$(33,183,664)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$3,145,326,251	$48,516,680
Corporate Obligations	—	379,552,231	—
Common Stock and/or Other Equity Investments(b)
North America	21,413,648	—	425,700
Exchange Traded Fund	23,671,465	—	—
Investment Company	411,431,545	—	—
Total	$456,516,658	$3,524,878,482	$48,942,380
Liabilities
Reverse Repurchase Agreements	$—	$(6,447,663)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$34,804	$—
Futures Contracts	1,014,106	—	—
Total	$1,014,106	$34,804	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(230,521)	$—
Interest Rate Swap Contracts	—	(43,027)	—
Total	$—	$(273,548)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$74,943,348	$8,589,086
Corporate Obligations	—	2,960,406,400	—
Common Stock and/or Other Equity Investments(b)
North America	7,502,698	36,564,984	225,900
Investment Company	79,429,325	—	—
Total	$86,932,023	$3,071,914,732	$8,814,986
Liabilities
Reverse Repurchase Agreements	$—	$(47,651,350)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,581	$—
Futures Contracts(a)	1,136,475	—	—
Options Purchased	103,013	—	—
Total	$1,239,488	$4,581	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(86,255)	$—
Futures Contracts	(430,796)	—	—
Total	$(430,796)	$(86,255)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$384,076,883	$—
Foreign Debt Obligations	—	9,652,965	—
Municipal Debt Obligations	—	12,849,340	—
U.S. Treasury Obligations	6,746,072	—	—
Investment Company	4,247,314	—	—
Total	$10,993,386	$406,579,188	$—

Derivative Type
Assets
Futures Contracts(a)	$205,251	$—	$—
Interest Rate Swap Contracts(a)	—	58,620	—
Options Purchased	12,300	—	—
Total	$217,551	$58,620	$—
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(23,208)	$—
Futures Contracts	(44,250)	—	—
Interest Rate Swap Contracts	—	(100,851)	—
Total	$(44,250)	$(124,059)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$216,289,040	$—
Corporate Obligations	—	8,425,628	—
Structured Notes	—	31,978,952	—
Municipal Debt Obligations	—	524,264	—
U.S. Treasury Obligations	583,650	—	—
Investment Company	14,058,784	—	—
Total	$14,642,434	$257,217,884	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,642,252	$—
Futures Contracts(a)	99,352	—	—
Interest Rate Swap Contracts(a)	—	2,041,463	—
Options Purchased	15,375	—	—
Total	$114,727	$7,683,715	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(6,414,620)	$—
Futures Contracts	(17,418)	—	—
Interest Rate Swap Contracts	—	(4,397,960)	—
Credit Default Swap Contracts	—	(1,072,585)	—
Total	$(17,418)	$(11,885,165)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TOTAL EMERGING MARKETS INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$2	$—
Corporate Obligations	—	1,409,890	—
Investment Companies	21,835,919	—	—
Total	$21,835,919	$1,409,892	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$372,098	$—
Futures Contracts	154,658	—	—
Total	$154,658	$372,098	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(392,444)	$—
Futures Contracts	(3,169)	—	—
Total	$(3,169)	$(392,444)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$463,488,169	$—
Asset-Backed Securities	—	62,198,448	—
Municipal Debt Obligation	—	1,145,195	—
U.S. Treasury Obligations	7,803,198	—	—
Investment Company	13,429,488	—	—
Total	$21,232,686	$526,831,812	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(34,447,030)	$—

Derivative Type
Assets
Futures Contracts(a)	$25,219	$—	$—
Interest Rate Swap Contracts(a)	—	64,189	—
Options Purchased	14,606	—	—
Total	$39,825	$64,189	$—
Liabilities(a)
Futures Contracts	$(243,891)	$—	$—
Interest Rate Swap Contracts	—	(119,453)	—
Credit Default Swap Contracts	—	(258,032)	—
Total	$(243,891)	$(377,485)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund], to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund, Local Emerging Markets Debt Fund and Total Emerging Markets Income Fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 28, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 28, 2018

*	Print the name and title of each signing officer under his or her signature.